As filed with the Securities and Exchange Commission
                                                           on September 29, 2008

                                       Registration Nos. 033-12608 and 811-05059

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No. ___
         Post-Effective Amendment No. 56

REGISTRATION STATEMENT UNDER THE INVESTMENT
  COMPANY ACT OF 1940

         Amendment No. 58

                                 HIGHMARK FUNDS
               (Exact Name of Registrant as Specified in Charter)

                        350 California Street, Suite 1600
                             San Francisco, CA 94104
                 (Address of principal executive offices) (zip)

       Registrant's telephone number, including area code: (800) 433-6884

                     Name and address of agent for service:
                      -------------------------------------
                               John M. Loder, Esq.
                                Ropes & Gray LLP
                       One Embarcadero Center, Suite 2200
                             San Francisco, CA 94111

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

__ immediately upon filing pursuant to paragraph (b)
__ on [date] pursuant to paragraph (b)
X_ 60 days after filing pursuant to paragraph (a)(1)
__ on [date] pursuant to paragraph (a)(1)
__ 75 days after filing pursuant to paragraph (a)(2)
__ on [date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    HIGHMARK
                       The smarter approach to investing.

EQUITY FIXED INCOME ASSET ALLOCATION

prospectus

FIDUCIARY SHARES

-    Balanced Fund

-    Cognitive Value Fund

-    Core Equity Fund

-    Enhanced Growth Fund


-    Fundamental Equity Fund


-    International Opportunities Fund

-    Large Cap Growth Fund

-    Large Cap Value Fund

-    Small Cap Advantage Fund

-    Small Cap Value Fund

-    Value Momentum Fund

-    Bond Fund

-    California Intermediate Tax-Free Bond Fund

-    National Intermediate Tax-Free Bond Fund

-    Short Term Bond Fund

-    Income Plus Allocation Fund

-    Growth & Income Allocation Fund

-    Capital Growth Allocation Fund

-    Diversified Equity Allocation Fund

                                   (GRAPHIC)

(HIGHMARK(R) FUNDS LOGO)


The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful. As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of Union Bank of California, N.A., its affiliates or any bank. It is not insured by the FDIC or any other government agency.

                                  PROSPECTUS 1


HOW TO READ THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios. The funds have various investment goals and strategies. This prospectus gives you important information about the Fiduciary Shares of HighMark's Equity and Fixed-Income Funds and Asset Allocation Portfolios (the "Funds") that you should know before investing. Certain Funds also offer additional classes of Shares called Class A, Class B, Class C and Class M Shares, which are offered in separate prospectuses. Each of the Asset Allocation Portfolios described in this prospectus is a "fund-of-funds" that invests primarily in other mutual funds within the HighMark Funds family and unaffiliated mutual funds, as well as directly in securities. As such, each Asset Allocation Portfolio's investment strategy is intended to determine the mix of that Fund's indirect investments as made through the underlying funds and direct investments.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Funds.

INDIVIDUAL HIGHMARK FUND PROFILES

EQUITY FUNDS


Balanced Fund ...............................................................
Cognitive Value Fund ........................................................
Core Equity Fund ............................................................
Enhanced Growth Fund ........................................................
Fundamental Equity Fund .....................................................
International Opportunities Fund ............................................
Large Cap Growth Fund .......................................................
Large Cap Value Fund ........................................................
Small Cap Advantage Fund ....................................................
Small Cap Value Fund ........................................................
Value Momentum Fund .........................................................

FIXED-INCOME FUNDS
Bond Fund. ..................................................................
California Intermediate Tax-Free Bond Fund ..................................
National Intermediate Tax-Free Bond Fund ....................................
Short Term Bond Fund ........................................................

ASSET ALLOCATION PORTFOLIOS
Income Plus Allocation Fund .................................................
Growth & Income Allocation Fund .............................................
Capital Growth Allocation Fund ..............................................
Diversified Equity Allocation Fund ..........................................

SHAREOWNER GUIDE -- HOW TO INVEST IN THE HIGHMARK FUNDS
Choosing a Share Class ......................................................
Payments to Financial Firms .................................................
Opening an Account ..........................................................
Buying Shares ...............................................................
Selling Shares ..............................................................
Exchanging Shares ...........................................................
Transaction Policies ........................................................
Dividends and Distributions .................................................
Taxes .......................................................................
Investor Services ...........................................................

MORE ABOUT THE HIGHMARK FUNDS
Investment Management .......................................................
Financial Highlights ........................................................
Other Investment Matters ....................................................
Glossary of Investment Risks ................................................



FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS



Union Bank of California, N.A., is the parent company of HighMark Capital Management, Inc., the investment adviser of the Funds.


INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.


Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.


The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her method of investment selection, may cause a Fund to underperform other funds with similar objectives.




&    FUND SUMMARY

"    INVESTMENT STRATEGY

!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

@    PERFORMANCE INFORMATION

?    DID YOU KNOW?

#    FUND INFORMATION

$    FEES AND EXPENSES

                                  2 PROSPECTUS


HIGHMARK EQUITY FUNDS

BALANCED FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek capital appreciation and income; conservation of capital is a secondary consideration
INVESTMENT FOCUS                U.S. common stocks and investment grade bonds
PRINCIPAL INVESTMENT STRATEGY   Diversifies across market segments and investment styles, including value and growth stocks as well as various types of bonds
SHARE PRICE VOLATILITY          Moderate
INVESTOR PROFILE                Investors seeking the growth potential of stocks with the diversification value of bonds

"    INVESTMENT STRATEGY

HighMark Balanced Fund seeks capital appreciation and income. Conservation of capital is a secondary consideration. To pursue these goals, the Fund normally invests between 50% and 70% of its assets in equity securities, primarily common stocks, and at least 25% of its assets in fixed-income securities, primarily bonds. Within these ranges, the Fund's specific allocation among stocks, bonds and other securities will vary depending on the portfolio managers' assessment of business, economic and market conditions.

The Fund may invest in bonds of various maturities and types, including those issued by U.S. and foreign governments or companies, mortgage-backed securities and asset-backed securities. At least 90% of the bonds will be investment grade at the time of purchase.

To select bonds for the Fund, the portfolio managers consider such factors as the potential direction of interest rates and the U.S. economy; the outlook for one sector of the bond market versus another; and the value that one bond may represent versus another. They also consider the financial strength of each issuer and the possibility that its credit rating may be upgraded or downgraded. The Fund may continue to hold a bond that has been downgraded if the managers believe it is in shareholders' best interest to do so.


The Fund invests primarily in the stocks of U.S. companies. Risk characteristics, such as sector exposure, market capitalization, dividend yield and other portfolio descriptors, should be relatively similar to the Standard & Poor's 500 Composite Index ("S&P 500 Index") on average. Equity holdings in the portfolio typically range between 60-90 companies.


The Fund's portfolio managers tend to focus on common stocks of large, well-established companies that have strong financial characteristics, attractive growth prospects and are attractively valued relative to the market as well as versus other companies in similar businesses. These companies generally exhibit strong profitability and are increasing dividends with a reputation for high-quality management, products and services.


In addition to the securities described above, the Fund may invest up to 10% of the Fund's assets in foreign securities, including ADRs and locally traded securities. The Fund may also invest in other types of securities. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its objective of capital appreciation and income.



For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page __.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND ?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.


FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that they could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

                                  PROSPECTUS 3



INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's fixed-income portion, the greater its interest rate risk.


CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its obligations. In general, the lower a bond's rating, the greater its credit risk.

INVESTMENT STYLE RISK: The possibility that the kinds of securities on which this Fund focuses will underperform other types of investments or the market as a whole.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay on your investment.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

                                  (BAR CHART)


1998    10.13%
1999     5.85%
2000   - 2.46%
2001   - 4.94%
2002   -13.24%
2003    18.37%
2004     4.90%
2005     3.63%
2006    12.09%
2007     4.93%



BEST QUARTER   WORST QUARTER
------------   -------------
   11.32%         -10.48%
 (12/31/98)      (09/30/02)



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ____%.



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE S&P 500 INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND A BLENDED INDEX.



                                                             SINCE
                             1 YEAR   5 YEARS   10 YEARS   INCEPTION*
                             ------   -------   --------   ----------
BALANCED FUND(1)
   Fiduciary Shares(2)
      Return Before Taxes     4.93%     8.64%     3.56%        7.60%
      Return After Taxes
         on Distributions     2.97%     7.77%     2.28%        5.97%
      Return After Taxes
         on Distributions
         and Sale of Fund
         Shares               4.99%     7.25%     2.48%        5.84%
S&P 500 INDEX(3) (reflects
   no deduction for fees,
   expenses or taxes)         5.49%    12.83%     5.91%       11.20%
LEHMAN BROTHERS
   U.S. AGGREGATE BOND
   INDEX(4) (reflects no
   deduction for fees,
   expenses or taxes)         6.97%     4.42%     5.97%       7.03%+
BLENDED INDEX(5) (reflects
   no deduction for fees,
   expenses or taxes)         6.08%     9.46%     5.93%       9.52%+


(1) Performance data includes the performance of the Stepstone Balanced Fund for the period prior to its consolidation with the HighMark Balanced Fund on 4/25/97.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.

(4) The unmanaged Lehman Brothers U.S. Aggregate Bond Index is generally representative of the bond market as a whole.


(5) The blended index, administered by the sub-administrator, PNC Global Investment Servicing (U.S.) Inc., is 60% S&P 500 Index and 40% Lehman Brothers U.S. Aggregate Bond Index.


*    Since 2/01/91.


+    Since 1/31/91.

#    FUND INFORMATION

CLASS         CUSIP     TICKER
-----       ---------   ------
Fiduciary   431114792   HMBAX

?    DID YOU KNOW?

     VALUE STOCKS are those that the managers believe may be undervalued relative to their earnings, financial strength or other qualities.

     GROWTH STOCKS are those that the managers believe have a record of achieving consistent earnings and sales growth.

                                                                     (CONTINUED)

                                  4 PROSPECTUS


HIGHMARK EQUITY FUNDS
BALANCED FUND (CONTINUED)

$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                      FIDUCIARY
                                                                                        SHARES
                                                                                      ---------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)        0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                  0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                        0%

ANNUAL FUND OPERATING EXPENSES


                                                                                      FIDUCIARY
                                                                                        SHARES
                                                                                      ---------
Investment Advisory Fees                                                                0.60%
Distribution (12b-1) Fees                                                               0.00%
Other Expenses@                                                                         ____%
                                                                                        ----
   TOTAL ANNUAL FUND OPERATING EXPENSES@                                                ____%
Fee Waivers                                                                             ____%
   NET EXPENSES+                                                                        ____%


*    Does not include any wire transfer fees, if applicable.


@ The expense information in the table has been restated to reflect current expenses.



+ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Fiduciary Shares from exceeding ____% for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                   ------   -------   -------   --------
Fiduciary Shares    $___      $___      $___      $___

                                  PROSPECTUS 5



HIGHMARK EQUITY FUNDS


COGNITIVE VALUE FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek long-term capital appreciation
INVESTMENT FOCUS                Common stocks of small U.S. companies
PRINCIPAL INVESTMENT STRATEGY   Seeks undervalued small company stocks
SHARE PRICE VOLATILITY          Moderate to High
INVESTOR PROFILE                Risk-tolerant investors seeking high long-term returns

"    INVESTMENT STRATEGY

HighMark Cognitive Value Fund seeks long-term capital appreciation. To pursue this goal, the Fund will, under normal market conditions, invest its assets primarily in common and preferred stocks of small capitalization value companies similar to those found in the S&P SmallCap 600/Citigroup Value Index and, to a lesser extent, in common and preferred stocks of microcap companies whose market capitalization is less than the minimum market capitalization of companies included in the S&P SmallCap 600/Citigroup Value Index. The Fund's sub-adviser seeks to add value to the Fund's portfolio through stock selection while maintaining an appropriate risk profile generally relative to the S&P SmallCap 600/Citigroup Value Index. The sub-adviser uses both quantitative and qualitative techniques to identify stocks it believes are currently undervalued by the market. Criteria that the sub-adviser may consider in determining stock selection include: low relative valuation, earnings purity, earnings predictability, earnings estimate revision, high profile negative news, market volatility and aberrant price movement. Since these factors have a varying influence on the performance of stock prices, the sub-adviser evaluates the relative importance of each factor on a regular basis to determine the attractiveness of a particular security. The sub-adviser may also consider market indices and its own estimates of competitor portfolio weightings in managing the Fund's investment portfolio.

As part of the portfolio management of the Fund, the sub-adviser employs Behavioral Finance techniques in an attempt to capitalize on investors' behavioral biases and mental errors that can result in securities being mispriced. Behavioral Finance is the study of why people do not always behave in an economically rational manner. Economic irrationality typically arises from investors maximizing personal benefit (not wealth), emotional investing, heuristic biases (or "rule of thumb" biases), and cognitive errors. The sub-adviser attempts to exploit investors' biases and errors that it believes to be recurring and predictable, and to minimize its own susceptibility to these same biases and errors.

An example of applying Behavioral Finance techniques to the Fund's investment process is when investors over-emphasize recent, vivid events. The term used to describe this error is Availability Bias. Investors often oversell stocks of companies that are faced with a highly publicized negative event, such as a product tampering recall, a lawsuit, or a government investigation. While news of this type is bad, it often has a smaller impact on a company's earnings than is initially feared. As time passes, if investors' initial worst fears do not materialize, the stock is likely to trade back into a more normal relationship to its earnings stream. The Fund attempts to exploit Availability Bias errors by comparing the stock of a company facing current negative publicity with others that have faced similar situations in the past. A worst-case scenario and likely corresponding stock price is projected and compared to the stock's current market price. If the comparison is favorable, the stock may be purchased.

The Fund may invest up to 25% of its assets in U.S. dollar-denominated stocks and bonds of foreign companies.

The Fund may also invest in the following:

- Hedging instruments, such as options, futures and certain other derivative instruments, to manage investment risk or to serve as a substitute for underlying securities positions.

- Exchange-traded funds, commonly called "ETFs," to provide liquidity and diversified exposure to the small cap value markets and sectors.


For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ___.


                                                                     (CONTINUED)

                                  6 PROSPECTUS



HIGHMARK EQUITY FUNDS


COGNITIVE VALUE FUND (CONTINUED)

!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

SMALL COMPANY RISK: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

MICROCAP COMPANY RISK: Investing in microcap companies involves greater risk than investing in small, medium or large capitalization companies because the stocks of microcap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, microcap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.

INVESTMENT STYLE RISK: The possibility that the kinds of securities on which this Fund focuses will underperform other types of investments or the market as a whole.

NON-DIVERSIFICATION RISK: The risk that, as a "non-diversified" fund under the Investment Company Act of 1940, the Fund may hold more concentrated positions in individual issuers than diversified mutual funds, and thereby have greater exposure to risks associated with an individual issuer.

FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

EXCHANGE-TRADED FUNDS RISK: Exchange-traded funds charge their own fees and expenses; thus, shareholders of the Fund may bear extra costs, such as duplicative management fees, brokerage commissions and related charges.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay on your investment.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.

                                  PROSPECTUS 7


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Pursuant to an agreement and plan of reorganization between the Fund and Bailard Cognitive Value Fund (the "Predecessor Fund"), on April 3, 2006 the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class M Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Class M Shares of the Fund are the accounting successor of the Predecessor Fund. In the case of Fiduciary Shares, the historical information shown below for periods prior to April 3, 2006 reflects the Class M Shares (which reflect the historical performance of the Predecessor Fund) adjusted for shareholder servicing fees and expenses applicable to Fiduciary Shares of the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES(1) FROM YEAR TO YEAR.*

                                  (BAR CHART)


2002   -16.17%
2003    39.56%
2004    16.35%
2005     5.54%
2006    22.13%
2007   - 4.95%



BEST QUARTER   WORST QUARTER
------------   -------------
   21.10%         -24.11%
 (06/30/03)     (09/30/02)



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.



(1)  See footnote 1 in next column.



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE S&P SMALLCAP 600/CITIGROUP VALUE INDEX.



                                                      SINCE
                                1 YEAR   5 YEARS   INCEPTION*
                                ------   -------   ----------
COGNITIVE VALUE FUND(1)
   Fiduciary Shares(2)
      Return Before Taxes       -4.95%    14.75%     8.72%
      Return After Taxes
         on Distributions       -7.55%    12.66%     7.21%
      Return After Taxes
         on Distributions and
         Sale of Fund Shares    -1.83%    12.34%     7.18%
S&P SMALLCAP 600/CITIGROUP
   VALUE INDEX(3)
   (reflects no deduction for
   fees, expenses or taxes)     -5.54%    15.66%     9.92%


(1) The performance shown includes the performance of shares of the Predecessor Fund. The Predecessor Fund was reorganized into the Fund on April 3, 2006. The performance of the Fiduciary Shares has been adjusted to reflect shareholder servicing fees and expenses applicable to the Fund.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


(3) The S&P SmallCap 600/Citigroup Value Index is an index that measures the performance of a selection of stocks from the S&P SmallCap 600 Index (which is composed of 600 U.S. stocks with market capitalizations of $300 million to $3 billion that meet certain investability and financial viability standards) that meet certain value criteria as determined by Standard & Poor's Corporation and Citigroup, Inc. on the basis of seven value and growth criteria. The Fund's sub-adviser does not currently use a single index internally to evaluate the performance of the Fund. Instead, a dynamic subset of Morningstar's universe of small cap stock mutual funds (as well as the S&P SmallCap 600/Citigroup Value Index) is used for performance comparison purposes.


*    Since 5/30/01.




#    FUND INFORMATION

CLASS         CUSIP     TICKER
-----       ---------   ------
Fiduciary   431112390   HCLFX

?    DID YOU KNOW?

     VALUE STOCKS are those that the managers believe may be undervalued relative to their earnings, financial strength or other qualities.

     The managers consider SMALL CAPITALIZATION COMPANIES to be those companies with market capitalizations within the range of those companies in the S&P SmallCap 600/Citigroup Value Index, although the Fund may invest in companies with market capitalizations that fall outside that range.

     The managers consider MICROCAP STOCKS to be those issued by companies with market capitalizations equal to or smaller than the smallest 15% of those in the S&P SmallCap 600/Citigroup Value Index.

                                                                     (CONTINUED)

                                  8 PROSPECTUS



HIGHMARK EQUITY FUNDS


COGNITIVE VALUE FUND (CONTINUED)

$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                      FIDUCIARY
                                                                                        SHARES
                                                                                      ---------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)        0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                  0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                     2.00%
Exchange Fee (as a percentage of amount exchanged, if applicable)*                      2.00%

ANNUAL FUND OPERATING EXPENSES


                                                                                      FIDUCIARY
                                                                                        SHARES
                                                                                      ---------
Investment Advisory Fees                                                                0.75%
Distribution (12b-1) Fees                                                               0.00%
Other Expenses                                                                          ____%
Acquired Fund Fees and Expenses+                                                        ____%
                                                                                        ----
   TOTAL ANNUAL FUND OPERATING EXPENSES++                                               ____%
Fee Waivers                                                                             ____%
   NET EXPENSES+++                                                                      ____%


* Applicable to Fiduciary Shares held 30 days or less. Does not include any wire transfer fees, if applicable.


+ The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2008.


++ The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.


+++ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in Acquired Funds) for Fiduciary Shares from exceeding ___% for the period beginning December 1, 2008 and ending on November 30, 2009. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses (exclusive of portfolio brokerage and transactions costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in Acquired Funds) at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in Acquired Funds) are expected to be as follows:



                             Fiduciary Shares: ___%


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                   ------   -------   -------   --------
Fiduciary Shares    $___      $___      $___      $___

                                  PROSPECTUS 9


HIGHMARK EQUITY FUNDS
CORE EQUITY FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek long-term capital appreciation
INVESTMENT FOCUS                U.S. common stocks
PRINCIPAL INVESTMENT STRATEGY   Attempts to identify companies with strong
                                earnings growth selling at attractive values
SHARE PRICE VOLATILITY          Moderate to high
INVESTOR PROFILE                Long-term investors seeking capital appreciation

"    INVESTMENT STRATEGY

HighMark Core Equity Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in the stocks of U.S. companies with capitalization similar to stocks in the Standard & Poor's 500 Composite Index ("S&P 500 Index"). Risk characteristics, such as sector exposure, dividend yield and other descriptors, should be relatively similar to the S&P 500 Index on average, as well. Fund holdings in the portfolio typically range between 60-90 companies.

To choose stocks for the Fund, the portfolio managers focus on common stocks of large-well-established companies that have strong financial characteristics, attractive growth prospects and are attractively valued relative to the market as well as versus other companies in similar businesses. These companies generally exhibit strong profitability and are increasing dividends.


Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities and generally will tend to keep cash exposure as low as practical to manage the Fund efficiently. The Fund may invest up to 20% of the Fund's assets in foreign securities, including ADRs and locally traded securities. The Fund may also invest in other types of securities, including bonds, as appropriate, to meet the Fund's objective. Under volatile market conditions or extraordinary cash flow situations, the managers may invest up to 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.



For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ___.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.


FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.


INVESTMENT STYLE RISK: The possibility that the kinds of securities on which this Fund focuses will underperform other type of investments or the market as a whole.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


                                                                     (CONTINUED)

                                 PROSPECTUS 10



HIGHMARK EQUITY FUNDS


CORE EQUITY FUND (CONTINUED)

@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

                                  (BAR CHART)


2001   -11.63%
2002   -23.59%
2003    27.22%
2004     5.62%
2005     6.25%
2006    20.87%
2007   - 3.63%

BEST QUARTER   WORST QUARTER
------------   -------------
   14.06%          -18.04%
 (06/30/03)      (09/30/02)



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE S&P 500 INDEX.



                                                     SINCE
                               1 YEAR   5 YEARS   INCEPTION*
                               ------   -------   ----------
CORE EQUITY FUND
   Fiduciary Shares(1)
      Return Before Taxes      -3.63%    10.71%      0.10%
      Return After Taxes on
         Distributions         -4.30%    10.42%     -0.15%
      Return After Taxes on
         Distributions and
         Sale of Fund Shares   -1.43%     9.33%      0.02%
S&P 500 INDEX(2) (reflects
   no deduction for fees,
   expenses or taxes)           5.49%    12.83%      2.14%


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.

*    Since 5/31/00.

#    FUND INFORMATION

CLASS          CUSIP     TICKER
-----        ---------   ------
Fiduciary    431112788   HMCFX

                                  PROSPECTUS 11


$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                      FIDUCIARY
                                                                                        SHARES
                                                                                      ---------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)       0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                 0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                       0%

ANNUAL FUND OPERATING EXPENSES


                                                                                      FIDUCIARY
                                                                                        SHARES
                                                                                      ---------
Investment Advisory Fees                                                                0.60%
Distribution (12b-1) Fees                                                               0.00%
Other Expenses                                                                          ____%
                                                                                        ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                 ____%
Fee Waivers                                                                             ____%
   NET EXPENSES+                                                                        ____%


*    Does not include any wire transfer fees, if applicable.


+ The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Fiduciary Shares from exceeding ___% for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                   ------   -------   -------   --------
Fiduciary Shares    $___      $___      $___      $___

                                 12 PROSPECTUS



HIGHMARK EQUITY FUNDS


ENHANCED GROWTH FUND

$    FUND SUMMARY

INVESTMENT GOAL                 To seek long-term capital appreciation
INVESTMENT FOCUS                Common and preferred securities of companies located in the U.S. and abroad
PRINCIPAL INVESTMENT STRATEGY   Seeks companies with superior sales and earnings growth potential
SHARE PRICE VOLATILITY          High
INVESTOR PROFILE                Long-term investors seeking capital appreciation

"    INVESTMENT STRATEGY

HighMark Enhanced Growth Fund seeks long-term capital appreciation. To pursue this goal, the Fund will, under normal market conditions, invest its assets primarily in common and preferred securities that the sub-adviser believes have superior sales and earnings growth potential located in the U.S. and abroad. It is expected that, under normal market conditions, the Fund will invest in established companies in the semiconductor, semiconductor equipment, hardware, software, services, communications, and biotechnology sub sectors of the market, and in other industries as needed. The Fund may also invest up to 25% of its assets in U.S. dollar-denominated stocks and bonds of foreign companies.

Using a combination of qualitative and quantitative techniques, the Fund seeks to identify and invest in companies that offer superior sales and earnings growth prospects. The sub-adviser seeks to add value to the Fund's portfolio through stock selection while maintaining an appropriate risk profile generally relative to the NASDAQ 100. Valuation, earnings growth, revenue growth and earnings sustainability and predictability are the primary factors used in determining stock selection. Since these factors have a varying influence on the performance of stock prices, the sub-adviser evaluates the relative importance of each factor on a regular basis to determine the attractiveness of a particular security. The sub-adviser may also consider market indices and its own estimates of competitor portfolio weightings in managing the Fund's portfolio.

The Fund may also invest opportunistically in initial public offerings, also called IPOs, and in securities of new public companies that have had their IPO within the last six months. In choosing these companies, the sub-adviser will utilize both public and private information sources to identify attractive candidates. The Fund looks to invest in opportunities to penetrate new and existing markets specifically within the technology, biotechnology and other growth industries. In looking at particular companies, the sub-adviser evaluates the scope of business of a company and its competitive landscape, as well as its management team's experience.

The Fund may also invest in hedging instruments, such as options, futures and certain other derivative instruments, to manage investment risk or to serve as a substitute for underlying security positions.


For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ___.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the kinds of securities on which this Fund focuses will underperform other types of investments or the market as a whole.

INDUSTRY/SECTOR RISK: The risk associated with excessive exposure to any one industry or sector. Because the Fund's investment universe is currently mainly comprised of securities in the technology and healthcare sectors, the Fund has a heavy weighting in these sectors.

NEW PUBLIC COMPANY RISK: The risks associated with investing in new public companies. These risks include small size, limited financial resources and operating history, dependence on a limited number of products and markets, and lack of management depth.

NON-DIVERSIFICATION RISK: The risk that, as a "non-diversified" fund under the Investment Company Act of 1940, the Fund may hold more concentrated positions in individual issuers than diversified mutual funds, and thereby have greater exposure to risks associated with an individual issuer.

FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities

                                  PROSPECTUS 13


may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

If the Fund invests in securities with additional risks, its shareprice volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Pursuant to an agreement and plan of reorganization between the Fund and Bailard Enhanced Growth Fund (the "Predecessor Fund"), on April 3, 2006 the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class M Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Class M Shares of the Fund are the accounting successor of the Predecessor Fund. In the case of Fiduciary Shares, the historical information shown below for periods prior to April 3, 2006 reflects the Class M Shares (which reflect the historical performance of the Predecessor Fund) adjusted for shareholder servicing fees and expenses applicable to Fiduciary Shares of the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES(1) FROM YEAR TO YEAR.*

                                  (BAR CHART)


2002   -35.60%
2003    45.95%
2004     8.89%
2005     0.67%
2006     2.77%
2007    15.77%

BEST QUARTER   WORST QUARTER
------------   -------------
   17.36%         -26.40%
 (12/31/02)      (06/30/02)



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.



(1)  See footnote 1 in next column.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE NASDAQ 100 INDEX.



                                                      SINCE
                                1 YEAR   5 YEARS   INCEPTION*
                                ------   -------   ----------
ENHANCED GROWTH FUND(1)
   Fiduciary Shares(2)
      Return Before Taxes       15.77%    13.84%      1.08%
      Return After Taxes
         on Distributions       15.77%    13.77%      1.03%
      Return After Taxes
         on Distributions and
         Sale of Fund Shares    10.25%    12.12%      0.89%
NASDAQ 100 INDEX(3)
   (reflects no deduction
      for fees, expenses or
      taxes)                    18.67%    16.20%      2.44%


(1) The performance shown includes the performance of shares of the Predecessor Fund. The Predecessor Fund was reorganized into the Fund on April 3, 2006. The performance of the Fiduciary Shares has been adjusted to reflect shareholder servicing fees and expenses applicable to the Fund.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) The NASDAQ 100 Index is a modified capitalization-weighted index that measures the performance of the 100 largest domestic and international non-financial stocks listed on the NASDAQ Stock Market. The Fund's sub-adviser does not currently use a single index internally to evaluate the performance of the Fund. Instead, a dynamic subset of Morningstar's universe of specialty technology mutual funds (as well as the NASDAQ 100 Index) is used for performance comparison purposes.


*    Since 5/30/01.





#    FUND INFORMATION

CLASS         CUSIP     TICKER
-----       ---------   -----
Fiduciary   431112358   HEGFX

                                                                     (CONTINUED)

                                 14 PROSPECTUS



HIGHMARK EQUITY FUNDS


ENHANCED GROWTH FUND (CONTINUED)

$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                      FIDUCIARY
                                                                                        SHARES
                                                                                      ---------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)       0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                 0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                       0%

ANNUAL FUND OPERATING EXPENSES


                                          FIDUCIARY
                                            SHARES
                                          ---------
Investment Advisory Fees                    0.75%
Distribution (12b-1) Fees                   0.00%
Other Expenses                              ____%
Acquired Fund Fees and Expenses+            ____%
   TOTAL ANNUAL FUND OPERATING EXPENSES++   ____%
Fee Waivers                                 ____%
   NET EXPENSES+++                          ____%


*    Does not include any wire transfer fees, if applicable.


+ The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2008.



++ The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.



+++ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in Acquired Funds) for Fiduciary Shares from exceeding ___% for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                   ------   -------   -------   --------
Fiduciary Shares    $____     $____    $____      $____

                                  PROSPECTUS 15



HIGHMARK EQUITY FUNDS


FUNDAMENTAL EQUITY FUND

&    FUND SUMMARY


INVESTMENT GOAL                 To seek long-term capital appreciation through
                                investments in U.S. securities
INVESTMENT FOCUS                U.S. common stocks
PRINCIPAL INVESTMENT STRATEGY   Seeks to invest in high quality companies that
                                are priced below their intrinsic value
SHARE PRICE VOLATILITY          Moderate to High
INVESTOR PROFILE                Long-term investors seeking capital appreciation


"    INVESTMENT STRATEGY


HighMark Fundamental Equity Fund seeks long-term capital appreciation through investments in U.S. equity securities.



To pursue its goal, the Fund invests primarily in U.S. companies. The Fund is not constrained to a particular style and looks for opportunities in both growth stocks and value stocks. The portfolio managers seek to identify companies that exhibit certain characteristics (summarized below) and to buy those companies when the Adviser believes they are undervalued.



The portfolio managers may consider, among others, the following types of companies as candidates for investment:


-    Mature growth companies,

-    Emerging growth companies,

-    Cyclical companies,


-    Companies undergoing a restructuring or turnaround and



- Companies that the Adviser believes are operating below their potential or have underutilized assets.

In order to determine whether a company is undervalued, the portfolio managers use a variety of valuation approaches including absolute and relative multiples of earnings, revenue, cash flow, and book value, as well as discounted earnings, cash flow, and dividend models.


The portfolio managers may sell a security for a number of reasons, including but not limited to:


-    The Adviser believes the security is overvalued,



- The fundamental investment case deteriorates materially relative to expectations or


-    A more attractive opportunity presents itself.

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.


In addition to the securities described above, the Fund may invest up to 20% of the Fund's assets in foreign securities, including ADRs and securities traded in foreign markets. The Fund may also invest in other types of securities, including bonds. In an effort to preserve the value of your investment under volatile market conditions, the Fund may invest more than 20% of its assets in very short-term debt obligations called money market securities. Such investments could make it more difficult for the Fund to achieve its goals.


For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ___.

!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the kinds of securities on which this Fund focuses will underperform other types of investments on the market as a whole.

FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.


                                                                     (CONTINUED)

                                 16 PROSPECTUS


HIGHMARK EQUITY FUNDS


FUNDAMENTAL EQUITY FUND (CONTINUED)


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.

@    PERFORMANCE INFORMATION

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had less than a full calendar year of performance as of the date of this Prospectus, the bar chart and table are not shown.


#    FUND INFORMATION

CLASS         CUSIP     TICKER
-----       ---------   ------
Fiduciary   431112267   HMFFX

                                  PROSPECTUS 17





$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                       FIDUCIARY
                                                                         SHARES
                                                                       ---------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of
   offering price)                                                         0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset
   value)                                                                  0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*        0%

ANNUAL FUND OPERATING EXPENSES


                                                                       FIDUCIARY
                                                                         SHARES
                                                                       ---------
Investment Advisory Fees                                                 0.60%
Distribution (12b-1) Fees                                                0.00%
Other Expenses+                                                          ____%
                                                                         ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                  ____%
Fee Waivers                                                              ____%
   NET EXPENSES++                                                        ____%


*    Does not include any wire transfer fees, if applicable.


+    Other Expenses are based on estimated amounts for the current fiscal year.



++ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Fiduciary Shares from exceeding 0.97% for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                   1 YEAR   3 YEARS
                   ------   -------
Fiduciary Shares    $___     $___

                                 18 PROSPECTUS



HIGHMARK EQUITY FUNDS
INTERNATIONAL OPPORTUNITIES FUND


&    FUND SUMMARY

INVESTMENT GOAL                 To seek long-term capital appreciation
INVESTMENT FOCUS                Common stocks of foreign companies
PRINCIPAL INVESTMENT STRATEGY   Top-down country and stock selection using a
                                multifactor approach
SHARE PRICE VOLATILITY          Moderate to High
INVESTOR PROFILE                Long-term investors seeking capital appreciation

"    INVESTMENT STRATEGY

HighMark International Opportunities Fund seeks long-term capital appreciation. To pursue this goal, the Fund will, under normal market conditions, invest its assets primarily in the equity securities of issuers located in developed and, to a lesser extent, emerging market countries around the world. It will normally invest in established companies in Europe, the United Kingdom, Japan, Asia, Australia and Canada, among other areas. Under normal market conditions, the Fund's holdings will be spread across multiple industries and geographic regions.


The Fund employs a disciplined, quantitative approach that focuses first on country selection and then on stock selection within individual countries. A multifactor model is used to rank countries according to their characteristics, including various measures of value, growth, momentum, and risk. The relative weighting among these characteristics changes over time according to changes in the overall conditions across global markets. The Fund's sub-adviser systematically tracks these changes in overall conditions using various measures of monetary liquidity, sentiment, risk aversion, and risk premia. As conditions change, the model changes the relative weights of the selection factors that generate the rankings. The sub-adviser's stock selection models are based on the same principles, but instead of looking at global conditions to set the relative weights of selection factors, the models use local conditions. Because economies are not synchronized, different types of stocks will be preferred in different countries, according to local conditions, such as the stage of the business cycle. The sub-adviser generally overweights those countries and companies that appear to be the most attractive and underweights those countries and companies that appear to be the least attractive. The sub-adviser aims to remain broadly neutral with respect to sectors. In overweighting and underweighting, the sub-adviser may consider global market indices and its own estimates of competitor portfolio weightings.


In addition to the foregoing, the Fund may invest in:

- Equity securities, such as common and preferred stocks, of foreign issuers. The Fund may also invest in equity securities of U.S. companies. Ordinarily, the Fund will invest at least 65% of its assets in equity securities of companies from at least three countries other than the U.S.

- Hedging instruments, such as forward foreign currency contracts, including forward foreign currency cross hedges, options, futures and certain other derivative instruments, to manage investment risks or to serve as a substitute for underlying securities or currency positions.

- Exchange-traded funds, commonly called "ETFs," to provide diversified exposure to different international markets and sectors.

The Fund may engage in currency hedging to help protect its international stock investments from the risk of a strong U.S. dollar.


For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ___.

                                  PROSPECTUS 19


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock markets. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

INVESTMENT STYLE RISK: The possibility that the kinds of securities on which this Fund focuses will underperform other types of investments or the market as a whole.

NON-DIVERSIFICATION RISK: The risk that, as a "non-diversified" fund under the Investment Company Act of 1940, the Fund may hold more concentrated positions in individual issuers than diversified mutual funds, and thereby have greater exposure to risks associated with an individual issuer.

EXCHANGE-TRADED FUNDS RISK: Exchange-traded funds charge their own fees and expenses; thus, shareholders of the Fund may bear extra costs, such as duplicative management fees, brokerage commissions and related charges.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


                                                                     (CONTINUED)

                                  20 PROSPECTUS



HIGHMARK EQUITY FUNDS
INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Pursuant to an agreement and plan of reorganization between the Fund and Bailard International Equity Fund (the "Predecessor Fund"), on April 3, 2006 the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class M Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Class M Shares of the Fund are the accounting successor of the Predecessor Fund. In the case of Fiduciary Shares, the historical information shown below for periods prior to April 3, 2006 reflects the Class M Shares (which reflect the historical performance of the Predecessor Fund) adjusted for shareholder servicing fees and expenses applicable to Fiduciary Shares of the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES(1) FROM YEAR TO YEAR.*

                                  (BAR CHART)

1998    11.79%
1999    32.30%
2000   -19.45%
2001   -21.66%
2002   -12.85%
2003    43.64%
2004    19.64%
2005    20.32%
2006    27.38%
2007    18.51%



BEST QUARTER   WORST QUARTER
------------   -------------
   24.33%         -18.59%
 (12/31/99)      (09/30/98)



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.



(1)  See footnote 1 in next column.



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE MSCI ALL COUNTRY WORLD EX-U.S. INDEX.



                                                                    SINCE
                                   1 YEAR   5 YEARS   10 YEARS   INCEPTION*
                                   ------   -------   --------   ----------
INTERNATIONAL
OPPORTUNITIES FUND(1)
   Fiduciary Shares(2)
      Return Before Taxes          18.51%    25.56%     9.76%       9.29%
      Return After Taxes
         on Distributions          17.44%    24.43%     8.60%       6.92%
      Return After Taxes
         on Distributions and
         Sale of Fund Shares       13.06%    22.40%     8.07%       6.82%
MSCI ALL COUNTRY
WORLD EX-U.S.
INDEX(3) (reflects no
   deduction for fees,
   expenses or taxes)              17.12%    24.52%    10.09%         --**


(1) The performance shown includes the performance of shares of the Predecessor Fund. The Predecessor Fund was reorganized into the Fund on April 3, 2006. The performance of the Fiduciary Shares has been adjusted to reflect shareholder servicing fees and expenses applicable to the Fund.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) The MSCI All Country World ex-U.S. Index is an index that measures the performance of equities available to foreign investors in 47 developed and emerging market countries outside of the United States. The returns for this index are given in U.S. dollar terms, gross of withholding taxes on foreign income. The Fund's sub-adviser does not currently use a single index internally to evaluate the performance of the Fund. Instead, a dynamic subset of Morningstar's universe of large cap blended value/growth international stock mutual funds (as well as the MSCI All Country World ex-U.S. Index) is used for performance comparison purposes.

* Since 9/04/79. The performance figures have been restated to reflect the deduction of an advisory fee at an assumed 1% annual rate from inception to 9/30/93.

**   Index did not exist.

#    FUND INFORMATION

CLASS         CUSIP     TICKER
-----       ---------   ------
Fiduciary   431112341   HIOFX

                                  PROSPECTUS 21


$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                         FIDUCIARY
                                                                                           SHARES
                                                                                         ---------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)           0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                     0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                        2.00%
Exchange Fee (as a percentage of amount redeemed, if applicable)*                          2.00%

ANNUAL FUND OPERATING EXPENSES


                                                                                         FIDUCIARY
                                                                                           SHARES
                                                                                         ---------
Investment Advisory Fees                                                                   0.95%
Distribution (12b-1) Fees                                                                  0.00%
Other Expenses                                                                             ____%
Acquired Fund Fees and Expenses+                                                           ____%
                                                                                           ----
   TOTAL ANNUAL FUND OPERATING EXPENSES++                                                  ____%
Fee Waivers                                                                                ____%
   NET EXPENSES+++                                                                         ____%


* Applicable to Fiduciary Shares held 30 days or less. Does not include any wire transfer fees, if applicable.


+ The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2008.



++ The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.



+++ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in Acquired Funds) for Fiduciary Shares from exceeding ___% for the period beginning December 1, 2008 and ending on November 30, 2009. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses (exclusive of portfolio brokerage and transactions costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in Acquired Funds) at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in Acquired Funds) are expected to be as follows:



                             Fiduciary Shares: ___ %


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                   ------   -------   -------   --------
Fiduciary Shares    $___     $___       $___      $___

                                  22 PROSPECTUS



HIGHMARK EQUITY FUNDS


LARGE CAP GROWTH FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek long-term capital appreciation through
                                investments in equity securities; current income
                                is incidental
INVESTMENT FOCUS                U.S. common stocks
PRINCIPAL INVESTMENT STRATEGY   Seeks to invest in companies offering
                                above-average growth potential
SHARE PRICE VOLATILITY          Moderate to High
INVESTOR PROFILE                Long-term investors seeking capital appreciation

"    INVESTMENT STRATEGY

HighMark Large Cap Growth Fund seeks long-term capital appreciation through investments in equity securities. The production of current income is an incidental objective.

To pursue its primary goal, the Fund invests primarily in the equity securities of LARGE U.S. GROWTH-ORIENTED COMPANIES that the portfolio managers believe are also financially stable. Growth-oriented companies are those whose earnings are growing at a faster rate than the market as a whole, or have the potential to do so.

The portfolio managers attempt to select securities with appreciation possibilities by looking at many factors. These include:

- the company's market position, product line, technological position and prospects for sustained and/or increased earnings.

-    the management capability of the company being considered,

-    the short-term and long-term outlook for the industry being analyzed.

-    changes in economic and political conditions.

The portfolio managers may also analyze the demands of investors for the security relative to its price. Securities may be chosen when the portfolio managers anticipate a development that might have an effect on the value of a security.

In general, the portfolio managers may sell a security if they determine that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. The portfolio managers may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Under normal circumstances, the Fund will invest at least 80% of its assets in LARGE CAPITALIZATION COMPANIES.


In addition to the securities described above, the Fund may invest up to 20% of the Fund's assets in foreign securities, including ADRs and locally traded securities. The Fund may also invest in other types of securities, including bonds. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.



For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ______.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.


FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that they could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

                                 PROSPECTUS 23


INVESTMENT STYLE RISK: The possibility that the kinds of securities on which this Fund focuses will underperform other types of investments or the market as a whole.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

                                  (BAR CHART)


1998    31.76%
1999    22.10%
2000   -24.19%
2001   -35.54%
2002   -21.20%
2003    25.12%
2004     2.46%
2005    11.53%
2006     5.53%
2007    10.31%



BEST QUARTER   WORST QUARTER
------------   -------------
   25.97%         -31.39%
 (12/31/98)     (03/31/01)



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE RUSSELL 1000 GROWTH INDEX.



                                                                 SINCE
                                1 YEAR   5 YEARS   10 YEARS   INCEPTION*
                                ------   -------   --------   ----------
LARGE CAP GROWTH FUND
   Fiduciary Shares(1)
      Return Before Taxes        10.31%   10.73%      0.31%      5.68%
      Return After Taxes
         on Distributions        10.23%   10.69%     -0.37%      4.35%
      Return After Taxes
         on Distributions and
         Sale of Fund Shares      6.82%    9.36%      0.17%      4.49%
RUSSELL 1000 GROWTH
INDEX(2) (reflects no
      deduction for fees,
         expenses or taxes)      11.81%   12.11%      3.83%      8.92%



(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



(2) The unmanaged Russell 1000 Growth Index is generally representative of the performance of those large capitalization U.S. companies in the Russell 1000 Index with higher forecasted earnings and higher revenue growth rates than the broad stock market.



*    Since 11/18/93.





#    FUND INFORMATION

CLASS         CUSIP     TICKER
-----       ---------   ------
Fiduciary   431114818   HMGRX

?    DID YOU KNOW?


The managers consider LARGE CAPITALIZATION COMPANIES to be those companies with market capitalizations within the range of those companies in the Russell 1000 Index.


                                                                     (CONTINUED)

                                  24 PROSPECTUS


HIGHMARK EQUITY FUNDS
LARGE CAP GROWTH FUND (CONTINUED)

$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                  FIDUCIARY
                                                    SHARES
                                                  ---------
Maximum Sales Charge (Load) Imposed on Purchase
   (as a percentage of offering price)                0%
Maximum Deferred Sales Charge (Load) (as a
   percentage of net asset value)                     0%
Redemption Fee (as a percentage of amount
   redeemed, if applicable)*                          0%

ANNUAL FUND OPERATING EXPENSES


                                                  FIDUCIARY
                                                    SHARES
                                                  ---------
Investment Advisory Fees                             0.60%
Distribution (12b-1) Fees                            0.00%
Other Expenses                                       ____%
                                                     ----
   TOTAL ANNUAL FUND OPERATING EXPENSES              ____%
Fee Waivers                                          ____%
   NET EXPENSES+                                     ____%


*    Does not include any wire transfer fees, if applicable.


+ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Fiduciary Shares from exceeding ____% for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                   ------   -------   -------   --------
Fiduciary Shares    $___      $___      $___      $___

                                  PROSPECTUS 25


HIGHMARK EQUITY FUNDS
LARGE CAP VALUE FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek long-term capital appreciation
INVESTMENT FOCUS                U.S. common stocks
PRINCIPAL INVESTMENT STRATEGY   Attempts to identify undervalued
                                large-capitalization stocks that will appreciate
                                in value
SHARE PRICE VOLATILITY          Moderate
INVESTOR PROFILE                Investors seeking capital appreciation potential
                                with higher current income and lower volatility
                                than the average stock fund

"    INVESTMENT STRATEGY

HighMark Large Cap Value Fund seeks long-term capital appreciation. To pursue this goal, the portfolio managers attempt to position the Fund at the optimal point between excess return and risk, after consideration of trading costs. The portfolio managers utilize a disciplined and systematic quantitative investment process, attempting to identify undervalued stocks of large-capitalization, U.S. companies, favoring those that seem inexpensive compared to their relative level of assets, earnings, momentum, and strength of management. Stocks are evaluated relative to their industry peers; sector weights generally match those of the benchmark. Potentially profitable stocks are purchased in relation to risk and transaction cost posed to the Fund. Securities are evaluated for sale the same way they are for purchase. A sale or purchase of a security will occur only if a candidate has an advantageous combination of expected return, risk characteristics, and estimated round-trip transaction costs. Individual positions are normally pared back if they exceed the benchmark weight by 1.2% or more. Portfolio turnover is expected to be approximately 100% annually.

Under normal circumstances, the Fund will invest at least 80% of its assets in LARGE CAPITALIZATION COMPANIES.


The Fund may invest up to 20% of the Fund's assets in foreign securities, including ADRs and locally traded securities. The Fund may also invest in convertible bonds and other types of securities in addition to those described above. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.



For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ___.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.


FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that they could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.


INVESTMENT STYLE RISK: The possibility that the kinds of securities on which this Fund focuses will underperform other types of investments or the market as a whole.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

                                                                     (CONTINUED)

                                  26 PROSPECTUS


HIGHMARK EQUITY FUNDS
LARGE CAP VALUE FUND (CONTINUED)


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

                                  (BAR CHART)


1998    15.12%
1999     1.68%
2000     0.08%
2001   -16.01%
2002   -19.32%
2003    28.12%
2004    18.14%
2005     9.96%
2006    19.20%
2007    -0.92%



BEST QUARTER   WORST QUARTER
------------   -------------
   16.75%         -19.30%
 (06/30/03)      (09/30/02)



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE RUSSELL 1000 VALUE INDEX.



                                                                 SINCE
                                1 YEAR   5 YEARS   10 YEARS   INCEPTION*
                                ------   -------   --------   ----------
LARGE CAP VALUE FUND(1)
   Fiduciary Shares(2)
      Return Before Taxes       -0.92%    14.47%     4.55%      11.04%
      Return After Taxes
         on Distributions       -2.01%    14.06%     3.11%       8.75%
      Return After Taxes
         on Distributions and
         Sale of Fund Shares     0.86%    12.69%     3.29%       8.60%
RUSSELL 1000
VALUE INDEX(3) (reflects
   no deduction for fees,
   expenses or taxes)           -0.17%    14.63%     7.68%      13.10%+


(1) Performance data includes the performance of the IRA Fund Income Equity Portfolio for the period prior to its consolidation with the HighMark Large Cap Value Fund (formerly the HighMark Income Equity Fund) on 6/23/88.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) The unmanaged Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

*    Since 2/9/84.


+    Since 1/31/84.


#    FUND INFORMATION

CLASS         CUSIP     TICKER
-----       ---------   ------
Fiduciary   431114206    HMIEX

                                  PROSPECTUS 27


$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                      FIDUCIARY
                                                                                        SHARES
                                                                                      ---------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)       0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                 0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                       0%

ANNUAL FUND OPERATING EXPENSES


                                          FIDUCIARY
                                            SHARES
                                          ---------
Investment Advisory Fees                    0.60%
Distribution (12b-1) Fees                   0.00%
Other Expenses                              ____%
                                            ----
   TOTAL ANNUAL FUND OPERATING EXPENSES     ____%
Fee Waivers                                 ____%
   NET EXPENSES+                            ____%


*    Does not include any wire transfer fees, if applicable.


+ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Fiduciary Shares from exceeding ___% for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                   ------   -------   -------   --------
FIDUCIARY SHARES    $___      $___      $___      $___


?    DID YOU KNOW?

The managers consider LARGE CAPITALIZATION COMPANIES to be those companies with market capitalizations within the range of those companies in the Russell 1000 Index.

                                  28 PROSPECTUS


HIGHMARK EQUITY FUNDS
SMALL CAP ADVANTAGE FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek long-term capital appreciation
INVESTMENT FOCUS                U.S. common stocks of small-cap companies
PRINCIPAL INVESTMENT STRATEGY   Seeks to identify companies with strong earnings
                                growth and that are selling at an attractive
                                valuation
SHARE PRICE VOLATILITY          Moderate to High
INVESTOR PROFILE                Risk tolerant investors seeking long-term
                                capital appreciation

"    INVESTMENT STRATEGY

HighMark Small Cap Advantage Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in the stocks of U.S. SMALL CAPITALIZATION companies that the adviser believes have improving earnings growth potential and attractive valuation. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of SMALL CAPITALIZATION companies.

The adviser uses an actively managed bottom-up stock selection process for choosing securities across a small-cap equity market universe that primarily includes companies represented in the Russell 2000 Index. The Fund seeks to identify those securities most attractive from a fundamental perspective, based on favorable valuation factors, supportive management criteria, and potential for price appreciation to allocate security holdings. The Fund will tend to show a preference for inexpensive stocks characterized by favorable valuation characteristics and improving catalysts. Portfolio risk is managed using a portfolio construction process that imposes active security and sector exposure limits while balancing overall portfolio risk versus expected excess return. This portfolio management process determines buy and sell decisions in an effort to maintain an equity portfolio that is diversified across sectors. Risk characteristics of the portfolio are monitored in an effort to minimize return volatility relative to the Russell 2000 Index. Investments are sold when, as determined by the Fund's adviser, relative fundamentals deteriorate or alternative investments become sufficiently more attractive.


In addition to holdings in primarily small-cap equity securities, the Fund may invest up to 20% of the Fund's assets in foreign securities, including ADRs and locally traded securities. The Fund may also invest in derivatives including equity index futures and exchange traded funds ("ETF" securities) as warranted. Derivatives, particularly index futures and options, may be used by the Fund to shift style or size exposure, as well as efficiently manage cash flow from shareholder redemptions or subscriptions. The Fund may invest in other investment companies, including closed-end funds that invest in securities from a single sector, country or region. Fixed income and cash equivalent assets will generally not exceed 10% of the total assets of the Fund under normal market conditions. In addition to those securities described above, the Fund may invest in other types of securities including fixed income securities and very short-term debt obligations called money market securities. Investment in such securities could make it more difficult for the Fund to achieve its goals. For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ___.

                                  PROSPECTUS 29


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.


FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that they could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.


INVESTMENT STYLE RISK: The possibility that the kinds of securities on which this Fund focuses will underperform other types of investments or the market as a whole.

SMALL COMPANY RISK: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had less than a full calendar year of performance as of the date of this Prospectus, the bar chart and table are not shown.

#    FUND INFORMATION

CLASS         CUSIP     TICKER
-----       ---------   ------
Fiduciary   431112465   HSAFX

                                                                     (CONTINUED)

                                  30 PROSPECTUS


HIGHMARK EQUITY FUNDS
SMALL CAP ADVANTAGE FUND (CONTINUED)

$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you bought or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                      FIDUCIARY
                                                        SHARES
                                                      ---------
Maximum Sales Charge (Load) Imposed on Purchase
   (as a percentage of offering price)                     0%
Maximum Deferred Sales Charge (Load)
   (as a percentage of net asset value)                    0%
Redemption Fee (as a percentage of amount redeemed,
   if applicable)*                                      2.00%
Exchange Fee (as a percentage of amount exchanged,
   if applicable)*                                      2.00%

ANNUAL FUND OPERATING EXPENSES


                                                      FIDUCIARY
                                                        SHARES
                                                      ---------
Investment Advisory Fees                                0.95%
Distribution (12b-1) Fees                               0.00%
Other Expenses@                                         ____%
                                                        ----
   TOTAL ANNUAL FUND OPERATING EXPENSES@                ____%
Fee Waiver                                              ____%
   NET EXPENSES+                                        ____%


* Applicable to Fiduciary Shares held 30 days or less. Does not include any wire transfer fees, if applicable.


@ The expense information in the table has been restated to reflect current expenses.



+ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Fiduciary Shares from exceeding ___% for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                   ------   -------   -------   --------
Fiduciary Shares    $___      $___      $___      $___


?    DID YOU KNOW?

The managers consider SMALL CAPITALIZATION COMPANIES to be those companies with market capitalizations within the range of those companies in the Russell 2000(R) Index.

                                  PROSPECTUS 31


HIGHMARK EQUITY FUNDS
SMALL CAP VALUE FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek long-term capital appreciation
INVESTMENT FOCUS                Stocks of small U.S. companies
PRINCIPAL INVESTMENT STRATEGY   Seeks undervalued small company stocks
SHARE PRICE VOLATILITY          Moderate to High
INVESTOR PROFILE                Risk-tolerant investors seeking high
                                long-term returns

"    INVESTMENT STRATEGY

HighMark Small Cap Value Fund seeks to provide long-term capital appreciation. To pursue this goal, the Fund invests primarily in the stocks of SMALL CAPITALIZATION U.S. companies that the portfolio managers believe are undervalued.

Under normal circumstances, the Fund will invest at least 80% of its assets in SMALL CAPITALIZATION companies.

The Fund's portfolio managers seek companies that they believe are both fundamentally strong and undervalued relative to current market averages and/or the stock's own historic norms. Of these, the portfolio managers favor companies exhibiting positive momentum in their share price or earnings.


In addition to the securities described above, the Fund may invest up to 20% of the Fund's assets in foreign securities, including ADRs and locally traded securities. The Fund may also invest in other types of securities. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.



For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ___.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

SMALL COMPANY RISK: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks compared to those of larger firms.


FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that they could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.


INVESTMENT STYLE RISK: The possibility that the kinds of securities on which this Fund focuses will underperform other types of investments or the market as a whole.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance

                                                                     (CONTINUED)

                                  32 PROSPECTUS


HIGHMARK EQUITY FUNDS
SMALL CAP VALUE FUND (CONTINUED)

lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

                                  (BAR CHART)


1999    20.53%
2000     2.07%
2001     1.54%
2002    -1.06%
2003    45.57%
2004    18.95%
2005     5.31%
2006    16.35%
2007   -14.56%



BEST QUARTER   WORST QUARTER
------------   -------------
   22.21%         -18.70%
 (06/30/03)      (09/30/01)



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE RUSSELL 2000 VALUE INDEX.



                                                      SINCE
                                1 YEAR   5 YEARS   INCEPTION*
                                ------   -------   ----------
SMALL CAP VALUE FUND
   Fiduciary Shares(1)
      Return Before Taxes       -14.56%   12.63%     10.55%
      Return After Taxes
         on Distributions       -17.53%   10.92%      8.84%
      Return After Taxes
         on Distributions and
         Sale of Fund Shares     -6.34%   11.03%      8.80%
RUSSELL 2000 VALUE INDEX(2)
   (reflects no deduction for
   fees, expenses or taxes)      -9.78%   15.80%     11.91%


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) The unmanaged Russell 2000 Value Index is generally representative of the performance of those small capitalization U.S. companies in the Russell 2000 Index with lower price to book ratios and lower forecasted growth values.

*    Since 9/17/98.




#    FUND INFORMATION

CLASS         CUSIP     TICKER
-----       ---------   ------
Fiduciary   431112101   HMSCX

                                  PROSPECTUS 33


$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                       FIDUCIARY
                                                                         SHARES
                                                                       ---------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of
   offering price)                                                          0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset
   value)                                                                   0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*      2.00%
Exchange Fee (as a percentage of amount exchanged, if applicable)*       2.00%

ANNUAL FUND OPERATING EXPENSES


                                                                       FIDUCIARY
                                                                         SHARES
                                                                       ---------
Investment Advisory Fees                                                 1.00%
Distribution (12b-1) Fees                                                0.00%
Other Expenses                                                           ____%
                                                                         ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                  ____%
Fee Waivers                                                              ____%
   NET EXPENSES+                                                         ____%


* Applicable to Fiduciary Shares held 30 days or less. Does not include any wire transfer fees, if applicable.


+ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Fiduciary Shares from exceeding ___% for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                   ------   -------   -------   --------
FIDUCIARY SHARES   $_____   $______   $______   $_______


?    DID YOU KNOW?

The managers generally consider SMALL CAPITALIZATION COMPANIES to be those companies with market capitalizations within the range of those companies in the Russell 2000 Value Index.

                                  34 PROSPECTUS


HIGHMARK EQUITY FUNDS
VALUE MOMENTUM FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek long-term capital growth; current income
                                is a secondary objective
INVESTMENT FOCUS                U.S. common stocks
PRINCIPAL INVESTMENT STRATEGY   Seeks undervalued stocks showing signs of
                                improved momentum
SHARE PRICE VOLATILITY          Moderate
INVESTOR PROFILE                Investors seeking the potential for a long-term
                                increase in the value of their investment with
                                capital appreciation at potentially lower
                                volatility than the average stock fund

"    INVESTMENT STRATEGY

The Value Momentum Fund seeks to provide long-term capital growth with a secondary objective of income. To pursue this goal, the Fund invests primarily in U.S. stocks that the portfolio managers believe are undervalued.

The portfolio managers emphasize a value-oriented approach to selecting stocks for the Fund's portfolio. They first identify stocks that they believe are undervalued relative to the market and to the security's historic valuation. The portfolio managers then screen these stocks to eliminate those that demonstrate excessive negative price or earnings momentum. The Fund generally will invest in companies with a MEDIUM TO LARGE MARKET CAPITALIZATION and a majority of them will pay dividends.


In addition to U.S. common stocks, the Fund may invest up to 20% of the Fund's assets in foreign securities, including ADRs and locally traded securities. The Fund may also invest in other types of securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 35% of the Fund's assets in very short-term bonds called money market securities. In these and other cases, the Fund may not achieve its total return and income objectives.



For a description of the securities the Fund invests in, please see "Other Investment Matters" on page ___.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods rising prices followed by periods of falling prices. The value of your investment will tend to go up or down in response to these movements.


FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that they could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.


INVESTMENT STYLE RISK: The possibility that the kinds of securities on which this Fund focuses will underperform other types of investments or the market as a whole.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.

                                  PROSPECTUS 35



For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


@    PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

                                  (BAR CHART)


1998     9.72%
1999    12.73%
2000     1.80%
2001    -6.36%
2002   -20.38%
2003    29.75%
2004    14.57%
2005     7.13%
2006    20.54%
2007     2.45%



BEST QUARTER   WORST QUARTER
------------   -------------
   18.05%          -18.83%
 (12/31/98)      (09/30/02)



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE S&P 500 INDEX AND THE RUSSELL 1000 VALUE INDEX.



                                                                 SINCE
                                1 YEAR   5 YEARS   10 YEARS   INCEPTION*
                                ------   -------   --------   ----------
VALUE MOMENTUM FUND(1)
   Fiduciary Shares(2)
      Return Before Taxes        2.45%    14.48%     6.32%      11.35%
      Return After Taxes
         on Distributions       -0.15%    12.61%     4.70%       9.82%
      Return After Taxes
         on Distributions and
         Sale of Fund Shares     5.01%    12.50%     5.02%       9.66%
S&P 500 INDEX(3) (reflects
   no deduction for fees,
   expenses or taxes)            5.49%    12.83%     5.91%      11.20%
RUSSELL 1000
   VALUE INDEX(4) (reflects
      no deduction for fees,
      expenses or taxes)        -0.17%    14.63%     7.68%      12.63%


(1) Performance data includes the performance of the Stepstone Value Momentum Fund for the period prior to its consolidation with the HighMark Value Momentum Fund on 4/25/97.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.


(4) The unmanaged Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.







#    FUND INFORMATION

CLASS         CUSIP     TICKER
-----       ---------   ------
Fiduciary   431114677   HMVMX

?    DID YOU KNOW?

The managers consider companies to have a MEDIUM MARKET CAPITALIZATION if their capitalization is within the range of those companies in the S&P 400 Mid-Cap Index.

The managers consider companies to have a LARGE MARKET CAPITALIZATION if their capitalization is within the range of those companies in the S&P 500 Index.

                                                                     (CONTINUED)

                                  36 PROSPECTUS


HIGHMARK EQUITY FUNDS


VALUE MOMENTUM FUND (CONTINUED)


$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                       FIDUCIARY
                                                                         SHARES
                                                                       ---------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of
   offering price)                                                         0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset
   value)                                                                  0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*        0%

ANNUAL FUND OPERATING EXPENSES


                                                                       FIDUCIARY
                                                                         SHARES
                                                                       ---------
Investment Advisory Fees                                                 0.60%
Distribution (12b-1) Fees                                                0.00%
Other Expenses                                                           ____%
                                                                         ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                  ____%
Fee Waivers                                                              ____%
   NET EXPENSES+                                                         ____%


*    Does not include any wire transfer fees, if applicable.


+ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Fiduciary Shares from exceeding ___% for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                   ------   -------   -------   --------
FIDUCIARY SHARES   $_____   $______   $______   $_______

                                  PROSPECTUS 37



HIGHMARK FIXED - INCOME FUNDS
BOND FUND


&    FUND SUMMARY

INVESTMENT GOAL                 To seek total return through investments in
                                fixed-income securities
INVESTMENT FOCUS                U.S. government obligations, corporate debt
                                securities, mortgage and other asset- backed
                                securities
PRINCIPAL INVESTMENT STRATEGY   Focuses on sectors of the bond market that the
                                portfolio managers believe are undervalued
SHARE PRICE VOLATILITY          Moderate
INVESTOR PROFILE                Investors willing to accept the risk of a
                                moderate amount of fluctuation in the value of
                                their investment for the benefit of a higher
                                total return potential

"    INVESTMENT STRATEGY

HighMark Bond Fund seeks to provide total return through investments in fixed-income securities. To pursue this goal, the Fund invests primarily in bonds which include:

- Debt obligations issued or guaranteed by the U.S. government or its agencies.


- Corporate debt securities issued by U.S. or foreign companies that nationally recognized rating agencies such as Moody's or S&P recognize as investment-grade.


- Investment-grade bonds backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities.

- Investment-grade bonds backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

Under normal circumstances, the Fund will invest at least 80% of its assets in bonds.

The Fund may also invest up to 10% of its assets in issues which are rated below BBB but have a minimum rating of B by Moody's and/or S&P at the time of investment.

In addition to these, the Fund may invest in other types of debt securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers also may invest more than 20% of the Fund's assets in very short-term investments called money market securities. Such a defensive strategy could make it more difficult for the Fund to achieve its income and total return objectives.

The Fund will maintain an average DURATION of between 3 and 6 years, which the managers expect to be within one year of the duration of the Lehman Brothers U.S. Aggregate Bond Index.

The portfolio managers consider several factors when selecting securities for the Fund's portfolio, including:

-    An assessment of the future level of interest rates and inflation.

-    Expectations for U.S. and global economic growth.

-    Relative yields among securities in various market sectors.

- The yield to maturity, quality, liquidity and capital appreciation potential of individual securities.

The Fund managers also consider the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio managers may continue to hold a bond that has been downgraded if they believe it is in the best interest of the Fund's shareholders.


For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ___.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND ?

Your investment in the Fund may be subject to the following risks:

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity of the Fund's fixed income portion, the greater its interest rate risk.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its obligations. In general, the lower a bond's rating, the greater its credit risk.

PREPAYMENT/CALL RISK: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be prepaid. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds

                                                                     (CONTINUED)

                                 38 PROSPECTUS


HIGHMARK FIXED - INCOME FUNDS
BOND FUND (CONTINUED)

before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


@    PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

                                  (BAR CHART)


1998    8.38%
1999   -1.82%
2000   10.72%
2001    8.07%
2002    7.36%
2003    5.18%
2004    3.88%
2005    1.96%
2006    3.76%
2007    6.47%



BEST QUARTER   WORST QUARTER
------------   -------------
    4.44%          -2.31%
 (09/30/98)     (06/30/04)



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX.



                                                                 SINCE
                                1 YEAR   5 YEARS   10 YEARS   INCEPTION*
                                ------   -------   --------   ----------
BOND FUND(1)
   Fiduciary Shares(2)
      Return Before Taxes        6.47%    4.24%      5.34%       7.71%
      Return After Taxes
         on Distributions        4.71%    2.52%      3.28%       5.02%
      Return After Taxes
         on Distributions and
         Sale of Fund Shares     4.16%    2.61%      3.29%       4.97%
LEHMAN BROTHERS
U.S. AGGREGATE
BOND INDEX(3) (reflects
   no deduction for fees,
   expenses or taxes)            6.97%    4.42%      5.97%       8.54%+


(1) Performance data includes the performance of the IRA Fund Bond Portfolio for the period prior to its consolidation with the HighMark Bond Fund on 6/23/88.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) The unmanaged Lehman Brothers U.S. Aggregate Bond Index is generally representative of the bond market as a whole.

*    Since 2/15/84.

+    Since 2/29/84.

#    FUND INFORMATION

CLASS         CUSIP     TICKER
-----       ---------   ------
Fiduciary   431114305    HMBDX

?    DID YOU KNOW ?

One of the most significant factors affecting the performance of a bond fund is the rise and fall of interest rates. When interest rates rise, a bond's value generally declines. When interest rates fall, its value generally increases. As a result, the greater a Fund's exposure to interest rates, the greater its risk and return potential.

DURATION is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally speaking, the longer a fund's duration, the more dramatically it will react to interest rate fluctuations and the greater its long-term risk/return potential. Due to their high yields, noninvestment grade bonds are typically less sensitive to interest rates than investment grade bonds.

                                  PROSPECTUS 39


$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                      FIDUCIARY
                                                                                        SHARES
                                                                                      ---------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)       0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                 0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                       0%

ANNUAL FUND OPERATING EXPENSES


                                          FIDUCIARY
                                            SHARES
                                          ---------
Investment Advisory Fees                    0.50%
Distribution (12b-1) Fees                   0.00%
Other Expenses                              ____%
                                            ----
   TOTAL ANNUAL FUND OPERATING EXPENSES     ____%
Fee Waivers                                 ____%
   NET EXPENSES+                            ____%



*    Does not include any wire transfer fees, if applicable.



+ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Fiduciary Shares from exceeding ___% for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                   ------   -------   -------   --------
FIDUCIARY SHARES    $___      $___      $___      $___

                                  40 PROSPECTUS

HIGHMARK FIXED - INCOME FUNDS
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek high current income that is exempt from
                                federal income tax and California state personal
                                income tax
INVESTMENT FOCUS                California municipal securities
PRINCIPAL INVESTMENT STRATEGY   Invests primarily in investment grade California
                                municipal securities
SHARE PRICE VOLATILITY          Low to Moderate
INVESTOR PROFILE                California residents seeking income exempt from
                                federal income tax and state personal income tax

"    INVESTMENT STRATEGY

HighMark California Intermediate Tax-Free Bond Fund seeks high current income that is exempt from federal income tax and State of California personal income tax. To pursue this goal, the Fund invests primarily in INVESTMENT-GRADE MUNICIPAL BONDS and notes that are tax-exempt in California.

Under normal circumstances, the Fund will invest at least 80% of its assets in bonds the income from which is exempt from both federal income tax and California personal income tax. This policy is fundamental and cannot be changed without shareholder approval.

Although the Fund will invest primarily in California municipal bonds, it may also invest in MUNICIPAL BONDS from other states, territories and possessions of the United States if the income from these bonds is exempt from U.S. federal income taxes. In addition, the Fund may invest in shares of money market funds and other investment companies that have similar investment objectives.

Under certain conditions, the Fund may temporarily invest more than 20% of its assets in bonds not exempt from federal or California state taxes, which would make it more difficult for the Fund to achieve its goals. Investors who may be subject to the alternative minimum tax (AMT) should note that the portfolio managers will invest at least 80% of the Fund's assets in bonds that pay interest exempt from the AMT under normal circumstances.

The Fund expects to maintain an average portfolio maturity of between 3 and 10 years.

In selecting bonds for the Fund's portfolio, the portfolio managers consider factors such as:

-    The potential direction of interest rate changes.

- Their expectations for the U.S. economy in general and California's economy in particular.

-    The credit rating and stability of the issuers.

The Fund also may invest in futures and options on futures for the purpose of achieving the Fund's objectives and for adjusting portfolio DURATION. The Fund may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges or over the counter, as long as the underlying security, or securities represented by an index are permitted investments of the Fund. The Fund may enter into futures contracts and related options only to the extent that obligations under such contracts or transactions represent not more than 10% of the Fund's assets.


For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ___.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND ?

Your investment in the Fund may be subject to the following risks:

STATE SPECIFIC RISK: By concentrating its investments in California, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified.

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity of the Fund's fixed income portion, the greater its interest rate risk.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its obligations. In general, the lower a bond's rating, the greater its credit risk.

PREPAYMENT/CALL RISK: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds

                                  PROSPECTUS 41

before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

If the Fund invests in securities with additional risks, its Share-price volatility could be greater and its performance lower. The Fund may trade securities actively, which could increase its transaction costs and thereby lower its performance.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

                                  (BAR CHART)


1998    6.43%
1999   -0.66%
2000    8.78%
2001    4.97%
2002    8.46%
2003    3.32%
2004    2.31%
2005    0.88%
2006    3.13%
2007    4.20%



BEST QUARTER   WORST QUARTER
------------   -------------
     4.51%          -2.08%
(09/30/02)      (06/30/99)



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX.



                                                                 SINCE
                                1 YEAR   5 YEARS   10 YEARS   INCEPTION*
                                ------   -------   --------   ----------
CALIFORNIA
INTERMEDIATE TAX-FREE
BOND FUND(1)
   Fiduciary Shares(2)
      Return Before Taxes         4.20%    2.76%     4.14%      4.36%
      Return After Taxes
         on Distributions         4.18%    2.68%     4.09%      4.32%
      Return After Taxes
         on Distributions and
         Sale of Fund Shares      4.06%    2.89%     4.12%      4.34%
LEHMAN BROTHERS
7-YEAR MUNICIPAL
BOND INDEX(3) (reflects
   no deduction for fees,
      expenses or taxes)          5.06%    3.86%     4.96%      5.17%+


(1) Performance data includes the performance of the Stepstone California Intermediate Tax-Free Bond Fund for the period prior to its consolidation with the HighMark California Intermediate Tax-Free Bond Fund on 4/25/97.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


(3) The unmanaged Lehman Brothers 7-Year Municipal Bond Index comprises intermediate-term, investment-grade tax-exempt bonds with maturities between 6 and 8 years.


*    Since 10/15/93.

+    Since 10/31/93.

#    FUND INFORMATION

CLASS         CUSIP     TICKER
-----       ---------   ------
Fiduciary   431114644   HMITX

?    DID YOU KNOW ?

One of the most significant factors affecting the performance of a bond fund is the rise and fall of interest rates. When interest rates rise, a bond's value generally declines. When interest rates fall, its value generally increases. As a result, the greater a Fund's exposure to interest rates, the greater its risk and return potential.

DURATION is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally speaking, the longer a fund's duration, the more dramatically it will react to interest rate fluctuations and the greater its long-term risk/return potential. Due to their high yields, non-investment grade bonds are typically less sensitive to interest rates than investment grade bonds.

MUNICIPAL BONDS are issued by California and other states, cities and municipalities to help finance utilities, schools, public works projects and facilities, among other things.


INVESTMENT-GRADE BONDS are generally those whose issuers the managers consider to have fairly solid financial health by nationally recognized rating agencies such as S&P.


                                                                     (CONTINUED)

                                  42 PROSPECTUS

HIGHMARK FIXED - INCOME FUNDS
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                  FIDUCIARY
                                                   SHARES
                                                  ---------
Maximum Sales Charge (Load) Imposed on Purchase
   (as a percentage of offering price)                0%
Maximum Deferred Sales Charge (Load) (as a
   percentage of net asset value)                     0%
Redemption Fee (as a percentage of amount
   redeemed, if applicable)*                          0%

ANNUAL FUND OPERATING EXPENSES


                                                  FIDUCIARY
                                                    SHARES
                                                  ---------
Investment Advisory Fees                            0.50%
Distribution (12b-1) Fees                           0.00%
Other Expenses                                      ____%
                                                    ----
   TOTAL ANNUAL FUND OPERATING EXPENSES             ____%
Fee Waivers                                         ____%
   NET EXPENSES+                                    ____%



*    Does not include any wire transfer fees, if applicable.



+ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Fiduciary Shares from exceeding ___% for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                   ------   -------   -------   --------
FIDUCIARY SHARES    $___      $___      $___      $___

                                  PROSPECTUS 43


HIGHMARK FIXED-INCOME FUNDS
NATIONAL INTERMEDIATE TAX-FREE BOND FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek to provide high current income that is
                                exempt from federal income tax
INVESTMENT FOCUS                Municipal securities
PRINCIPAL INVESTMENT STRATEGY   Invests primarily in municipal securities
                                providing an average intermediate maturity
SHARE PRICE VOLATILITY          Low to Moderate
INVESTOR PROFILE                Investors seeking income exempt from federal
                                income tax

"    INVESTMENT STRATEGY

HighMark National Intermediate Tax-Free Bond Fund seeks to provide high current income that is exempt from federal income taxes. To pursue this goal, the Fund invests primarily in MUNICIPAL BONDS and notes of states, territories and possessions of the United States that are exempt from federal income tax.

Under normal circumstances, the Fund will invest at least 80% of its assets in bonds the income from which is exempt from federal income tax. This policy is fundamental and will not be changed without shareholder approval.

Under normal circumstances, the Fund will invest at least 65% of its assets in municipal securities. This policy is non-fundamental and may be changed without shareholder approval.

Under certain conditions, the Fund may temporarily invest more than 20% of its assets in bonds not exempt from federal income taxes, which would make it more difficult for the Fund to achieve its goals. Investors who may be subject to the alternative minimum tax (AMT) should note that the portfolio managers will invest at least 80% of the Fund's assets in bonds that pay interest exempt from the AMT under normal circumstances.

The Fund expects to maintain an average portfolio maturity of between 3 and 10 years.

In selecting bonds for the Fund's portfolio, the portfolio managers consider factors such as:

-    The potential direction of interest rate changes.

-    Their expectations for the U.S. economy in general.

-    The credit rating and stability of the issuers.

The Fund also may invest in futures and options on futures for the purpose of achieving the Fund's objectives and for adjusting portfolio DURATION. The Fund may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges or over the counter, as long as the underlying security, or securities represented by an index are permitted investments of the Fund. The Fund may enter into futures contracts and related options only to the extent that obligations under such contracts or transactions represent not more than 10% of the Fund's assets. In addition, the Fund may invest in Shares of money market funds and other investment companies that have similar investment objectives.


For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ___.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity of the Fund's fixed income portion, the greater its interest rate risk.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its obligations. In general, the lower a bond's rating, the greater its credit risk.

CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bond before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. The Fund may trade securities actively, which could increase its transaction costs and thereby lower its performance.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


                                                                     (CONTINUED)

                                 44 PROSPECTUS


HIGHMARK FIXED-INCOME FUNDS
NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES(1) FROM YEAR TO YEAR.*


                                  (BAR CHART)


1998    5.03%
1999   -1.27%
2000    7.65%
2001    4.69%
2002    7.13%
2003    3.73%
2004    1.91%
2005    1.26%
2006    3.62%
2007    4.40%



BEST QUARTER   WORST QUARTER
------------   -------------
    3.49%          -1.94%
 (06/30/02)      (06/30/99)



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.



(1)  See footnote 1 in next column.


#    FUND INFORMATION

 CLASS        CUSIP     TICKER
------      ---------   ------
Fiduciary   431112655   HMNTX


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX.



                                                                 SINCE
                                1 YEAR   5 YEARS   10 YEARS   INCEPTION*
                                ------   -------   --------   ----------
NATIONAL INTERMEDIATE
TAX-FREE BOND FUND(1)
   Fiduciary Shares(2)
       Return Before Taxes       4.40%     2.98%     3.78%       4.90%
       Return After Taxes
       on Distributions          4.40%     2.91%     3.75%       4.89%
       Return After Taxes
       on Distributions and
       Sale of Fund Shares       4.29%     3.11%     3.85%       4.92%
LEHMAN BROTHERS
7-YEAR MUNICIPAL
BOND INDEX(3) (reflects
   no deduction for fees,
   expenses or taxes)            5.06%     3.86%     4.96%         --**


(1) Performance data includes the performance of a common trust fund for the period prior to its consolidation with the National Intermediate Tax-Free Bond Fund on October 18, 2002. The National Intermediate Tax-Free Bond Fund commenced operations as of October 18, 2002 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of Fiduciary Shares of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the Fund as adjusted to reflect the fees and expenses associated with the Fiduciary Shares of the Fund. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered, its returns may have been lower.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


(3) The unmanaged Lehman Brothers 7-Year Municipal Bond Index generally comprises intermediate-term, investment-grade tax-exempt bonds with maturities between 6 and 8 years.


*    Since 2/17/89.

**   Index did not exist.

?    DID YOU KNOW?

One of the most significant factors affecting the performance of a bond fund is the rise and fall of interest rates. When interest rates rise, a bond's value generally declines. When interest rates fall, its value generally increases. As a result, the greater a fund's exposure to interest rates, the greater its risk and return potential.

DURATION is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally speaking, the longer a fund's duration, the more dramatically it will react to interest rate fluctuations and the greater its long-term risk/return potential. Due to their high yields, non-investment grade bonds are typically less sensitive to interest rates than investment grade bonds.

MUNICIPAL BONDS are issued by states, cities and municipalities to help finance utilities, schools, public works projects and facilities, among other things.

                                  PROSPECTUS 45


$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund shares.

SHAREHOLDER FEES

                                                         FIDUCIARY
                                                           SHARES
                                                         ---------
Maximum Sales Charge (Load) Imposed on Purchase
   (as a percentage of offering price)                       0%
Maximum Deferred Sales Charge (Load) (as a
   percentage of net asset value)                            0%
Redemption Fee (as a percentage of amount redeemed,
   if applicable)*                                           0%

ANNUAL FUND OPERATING EXPENSES


                                                         FIDUCIARY
                                                           SHARES
                                                         ---------
Investment Advisory Fees                                   0.50%
Distribution (12b-1) Fees                                  0.00%
Other Expenses@                                            ____%
                                                           ----
   TOTAL ANNUAL FUND OPERATING EXPENSES@                   ____%
Fee Waivers                                                ____%
   NET EXPENSES+                                           ____%



*    Does not include any wire transfer fees, if applicable.



@ The expense information in the table has been restated to reflect current expenses.



+ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Fiduciary Shares from exceeding ___% for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                      ------   -------   -------   --------
FIDUCIARY SHARES       $___      $___      $___      $___

                                 46 PROSPECTUS


HIGHMARK FIXED - INCOME FUNDS
SHORT TERM BOND FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek total return through investments in
                                fixed-income securities
INVESTMENT FOCUS                U.S. government obligations, corporate debt
                                securities, mortgage and other asset-backed
                                securities
PRINCIPAL INVESTMENT STRATEGY   Focuses on sectors of the bond market that the
                                portfolio managers believe are undervalued
SHARE PRICE VOLATILITY          Low
INVESTOR PROFILE                Investors willing to accept the risk of a small
                                amount of fluctuation in the value of their
                                investment for the benefit of a higher total
                                return potential than a money market fund

"    INVESTMENT STRATEGY

HighMark Short Term Bond Fund seeks to provide total return through investments in fixed-income securities. To pursue this goal, the Fund invests primarily in bonds which include:

- Debt obligations issued or guaranteed by the U.S. government or its agencies.


- Corporate debt securities issued by U.S. or foreign companies that nationally recognized rating agencies such as Moody's or S&P recognize as investment-grade.


- Investment-grade bonds backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities.

- Investment-grade bonds backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

Under normal circumstances, the Fund will invest at least 80% of its assets in bonds. The Fund will maintain an average DURATION of between 1 and 3 years.

The Fund may also invest up to 10% of its assets in issues which are rated below BBB but have a minimum rating of B by Moody's and/or S&P at the time of investment.

In addition to these, the Fund may invest in other types of debt securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers also may invest more than 20% of the Fund's assets in very short-term investments called money market securities. Such a defensive strategy could make it more difficult for the Fund to achieve its goals.

The portfolio managers consider several factors when selecting securities for the Fund's portfolio, including:

-    An assessment of the future level of interest rates and inflation.

-    Expectations for U.S. and global economic growth.

-    Relative yields among securities in various market sectors.

- The yield to maturity, quality, liquidity and capital appreciation potential of individual securities.

The Fund managers also consider the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio managers may continue to hold a bond that has been downgraded if they believe it is in the best interest of the Fund's shareholders.


For a more complete description of the various securities in which the Fund can invest, please see "Other Investment Matters" beginning on page ___.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity of the Fund's fixed income portion, the greater its interest rate risk.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its obligations. In general, the lower a bond's rating, the greater its credit risk.

PREPAYMENT/CALL RISK: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to

                                 PROSPECTUS 47


reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.


For more information about these risks, please see "Glossary of Investment Risks" beginning on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks of volatility of investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

                                  (BAR CHART)


2005   1.35%
2006   4.06%
2007   5.60%



BEST QUARTER   WORST QUARTER
------------   -------------
    1.93%          -0.29%
 (09/30/06)      (03/31/05)



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE LEHMAN BROTHERS 1-3 YEAR U.S. GOVERNMENT/CREDIT BOND INDEX.



                                             SINCE
                                 1 YEAR   INCEPTION*
                                 ------   ----------
SHORT TERM BOND FUND
   Fiduciary Shares(1)
      Return Before Taxes         5.60%     3.42%
      Return After Taxes
         on Distributions         4.05%     2.12%
      Return After Taxes
         on Distributions and
         Sale of Fund Shares      3.61%     2.15%
LEHMAN BROTHERS
1-3 YEAR U.S. GOVERNMENT/
CREDIT BOND INDEX(2) (reflects
   no deduction for fees,
   expenses or taxes)             6.83%     3.96%+


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) The unmanaged Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e. public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e. publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements.

*    Since 11/2/04.


+    Since 10/31/04.


#    FUND INFORMATION

CLASS         CUSIP     TICKER
-----       ---------   ------
Fiduciary   431112549    HMSFX

?    DID YOU KNOW?

One of the most significant factors affecting the performance of a bond fund is the rise and fall of interest rates. When interest rates rise, a bond's value generally declines. When interest rates fall, its value generally increases. As a result, the greater a fund's exposure to interest rates, the greater its risk and return potential.

DURATION is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally speaking, the longer a fund's duration, the more dramatically it will react to interest rate fluctuations and the greater its long-term risk/return potential. Due to their high yields, non-investment grade bonds are typically less sensitive to interest rates than investment grade bonds.

                                                                     (CONTINUED)

                                 48 PROSPECTUS


HIGHMARK FIXED - INCOME FUNDS
SHORT TERM BOND FUND (CONTINUED)

$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                      FIDUCIARY
                                                                                        SHARES
                                                                                      ---------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)       0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                 0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                       0%

ANNUAL FUND OPERATING EXPENSES


                                                                                      FIDUCIARY
                                                                                        SHARES
                                                                                      ---------
Investment Advisory Fees                                                                0.40%
Distribution (12b-1) Fees                                                               0.00%
Other Expenses@                                                                         ____%
                                                                                        ----
   TOTAL ANNUAL FUND OPERATING EXPENSES@                                                ____%
Fee Waivers                                                                             ____%
   NET EXPENSES+                                                                        ____%



*    Does not include any wire transfer fees, if applicable.



@ The expense information in the table has been restated to reflect current expenses.



+ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Fiduciary Shares from exceeding ___% for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that you redeem all of your Shares at the end of these periods, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                   ------   -------   -------   --------
FIDUCIARY SHARES    $____     $____    $____      $____

                                  PROSPECTUS 49


HIGHMARK ASSET ALLOCATION PORTFOLIOS
INCOME PLUS ALLOCATION FUND

&    FUND SUMMARY

INVESTMENT GOAL                 Primarily to seek income and secondarily to seek
                                capital appreciation
INVESTMENT FOCUS                HighMark and other fixed income and equity funds
                                that invest in investment grade bonds as well as
                                U.S. and/or foreign equity securities
PRINCIPAL INVESTMENT STRATEGY   Invests in a diversified portfolio of mutual
                                funds with a strategic allocation of 70% fixed
                                income securities and 30% equity securities
SHARE PRICE VOLATILITY          Low
INVESTOR PROFILE                Investors seeking conservative, professionally
                                managed asset allocation with an income focus
                                using primarily fixed income securities

"    INVESTMENT STRATEGY


HighMark Income Plus Allocation Fund primarily seeks income and secondarily seeks capital appreciation. To pursue this goal, the Fund, under normal circumstances, will invest, either directly or through its investments in underlying funds, between 55% and 85% of its assets in fixed income securities, and between 15% and 45% of its assets in equity securities. The Fund's strategic allocation target is 70% fixed income securities and 30% equity securities.


The Fund is the most conservative of the Asset Allocation Portfolio series. The Asset Allocation Portfolios seek to add value over the long-term through a combination of top-down tactical asset allocation and bottom-up security selection. The mix of equity and fixed income investments for the Fund will vary depending on the portfolio managers' outlook on the expected return and risk of each selected investment. The portfolio managers determine the percentage of assets that will be invested in various securities and funds, as well as market sectors, using a fund-of-funds approach. Such decisions are based on a tactical fundamental investment outlook with a time horizon of 12-18 months.

The Asset Allocation Portfolios' investment discipline emphasizes valuation, economic conditions, interest rates, and other market factors such as investor sentiment and currency influences. Asset allocation exposures are determined by a disciplined portfolio management system that balances expected return and risks.

The Fund may invest in other HighMark funds and in equity and fixed income funds that are not affiliated with HighMark Funds. For more information about the percentage of its assets that the Fund may allocate to other HighMark funds and other investments, please see "Other Investment Matters."

The Fund may invest directly in equity securities (including but not limited to real estate investment trust securities), fixed income securities (including but not limited to high-yield securities and U.S. government securities), derivatives (including but not limited to futures, forwards and options), cash and cash equivalents. In addition, the Fund may invest in exchange traded funds.


For a more complete description of the underlying HighMark funds and of the securities in which the underlying HighMark funds may invest, please see "Other Investment Matters" on page ___.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INVESTING IN MUTUAL FUNDS RISK: The Fund's investments are primarily concentrated in the underlying funds, so a substantial portion of the Fund's investment performance is directly related to the performance of those underlying funds. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund may invest and the types of investments made by those underlying funds. You could lose money by investing in the Fund if there is a decline in the value of the underlying funds' holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the Fund's allocations among the underlying funds change, or to the extent that the expense ratios of the underlying funds change, the weighted average operating expenses borne by the Fund may increase or decrease. Investing in a fund of funds, like the Fund, entails higher expenses than if you invested in the underlying fund directly.

FIXED INCOME RISK: The Fund invests a portion of its assets in underlying funds that invest primarily in fixed income securities, and may also invest directly in such securities.

                                                                     (CONTINUED)

                                  50 PROSPECTUS


HIGHMARK ASSET ALLOCATION PORTFOLIOS
INCOME PLUS ALLOCATION FUND (CONTINUED)

Fixed income securities are subject to interest rate risk, credit risk, prepayment risk and call risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. In the case of both prepayments and calls, the Fund is usually forced to reinvest the proceeds in a security with a lower yield.

EQUITY RISK: The Fund invests a portion of its assets in underlying funds that invest primarily in equity securities, and may also invest directly in such securities. Equity securities are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Equity securities may also be subject to investment style risk, which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments. Equity securities issued by smaller capitalization companies are also subject to additional risks. Many small companies have limited track records and may also have limited product lines, markets or financial resources. Compared with larger companies, they may be more vulnerable to adverse business or economic developments, and their stocks tend to be less liquid and more volatile.

FOREIGN SECURITIES AND CURRENCY RISKS: The Fund may invest in underlying funds that invest in securities issued by foreign issuers and may also invest directly in such securities. Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. The Fund and the underlying funds may trade securities actively, which could increase transaction costs, thereby lowering return, and could also increase the amount of taxes you pay.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. In the case of Fiduciary Shares, the historical performance information shown below reflects the performance of the Class A Shares but does not reflect the impact of sales charges. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES(1) FROM YEAR TO YEAR.*

                                  (BAR CHART)


2005   3.39%
2006   7.90%
2007   3.67%



BEST QUARTER   WORST QUARTER
------------   -------------
   3.50%           -0.73%
 (12/31/06)      (12/31/07)



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.



(1)  See footnote 1 on next page.

                                  PROSPECTUS 51



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE S&P 500 INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, THE CITIGROUP 3-MONTH TREASURY BILL INDEX AND A BLENDED INDEX.



                                             SINCE
                                 1 YEAR   INCEPTION*
                                 ------   ----------
INCOME PLUS ALLOCATION FUND(1)
   Fiduciary Shares(2)
      Return Before Taxes         3.67%      5.44%
      Return After Taxes on
         Distributions            2.44%      4.51%
      Return After Taxes on
         Distributions and
         Sale of Fund Shares      2.88%      4.23%
S&P 500 INDEX(3)
   (reflects no deduction for
   fees, expenses or taxes)       5.49%     10.78%
LEHMAN BROTHERS
U.S. AGGREGATE
BOND INDEX(4) (reflects no
   deduction for fees,
   expenses or taxes)             6.97%      4.51%+
CITIGROUP 3-MONTH
   TREASURY BILL INDEX(5)
   (reflects no deduction for
   fees, expenses or taxes)       4.74%      3.98%+
BLENDED INDEX(6) (reflects
   no deduction for fees,
   expenses or taxes)             6.41%      6.40%+


(1) The performance shown is based on the performance of Class A Shares of the Fund. Class A Shares of the Fund, which were first offered 10/12/04, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered shares, the annual returns for the classes would be substantially similar. The performance of the Class A Shares has been adjusted because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge; however, the performance shown does not reflect Fiduciary Shares' fees and expenses. With those adjustments, performance would be higher than that shown.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.

(4) The unmanaged Lehman Brothers U.S. Aggregate Bond Index is generally representative of the bond market as a whole.


(5) The unmanaged Citigroup 3-Month Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The Citigroup 3-Month Treasury Bill Index consists of the last three three-month Treasury bill issues.



(6) The blended benchmark, administered by the sub-administrator, PNC Global Investment Servicing (U.S.) Inc., is 30% S&P 500 Index, 65% Lehman Brothers U.S. Aggregate Bond Index and 5% Citigroup 3-Month Treasury Bill Index.


*    Since 10/12/04.


+    Since 9/30/04.


#    FUND INFORMATION

CLASS         CUSIP     TICKER
-----       ---------   ------
Fiduciary   431112333   HPAFX

                                                                     (CONTINUED)

                                  52 PROSPECTUS


HIGHMARK ASSET ALLOCATION PORTFOLIOS
INCOME PLUS ALLOCATION FUND (CONTINUED)

$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                       FIDUCIARY
                                                                         SHARES
                                                                       ---------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of
   offering price)                                                         0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset
   value)                                                                  0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*        0%

ANNUAL FUND OPERATING EXPENSES


                                                                       FIDUCIARY
                                                                         SHARES
                                                                       ---------
Investment Advisory Fees                                                 0.18%
Distribution (12b-1) Fees                                                0.00%
Other Expenses@                                                          ____%
Acquired Fund Fees and Expenses+                                         ____%
                                                                         ----
   TOTAL ANNUAL FUND OPERATING EXPENSES++@                               ____%
Fee Waiver                                                               ____%
   NET EXPENSES+++                                                       ____%



*    Does not include any wire transfer fees, if applicable.



@ The expense information in the table has been restated to reflect current expenses.



+ The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2008. Actual Acquired Fund Fees and Expenses will vary depending on the Acquired Funds in which the Fund's portfolio is invested.



++ The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.



+++ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in Acquired Funds) for Fiduciary Shares from exceeding ___% for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                   ------   -------   -------   --------
FIDUCIARY SHARES   $_____   $______   $______   $_______

                                  PROSPECTUS 53


HIGHMARK ASSET ALLOCATION PORTFOLIOS
GROWTH & INCOME ALLOCATION FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek capital appreciation and income

INVESTMENT FOCUS                HighMark and other equity and fixed income funds
                                that invest in U.S. and/or foreign equity
                                securities as well as investment grade bonds

PRINCIPAL INVESTMENT STRATEGY   Invests in a diversified portfolio of mutual
                                funds with a strategic allocation target of 60%
                                equity securities and 40% fixed income
                                securities

SHARE PRICE VOLATILITY          Low to Moderate

INVESTOR PROFILE                Investors seeking professionally managed asset
                                allocation with a balanced focus using both
                                equity and fixed income securities

"    INVESTMENT STRATEGY


HighMark Growth & Income Allocation Fund seeks capital appreciation and income. To pursue this goal, the Fund, under normal circumstances, will invest, either directly or through its investments in underlying funds, between 45% and 75% of its assets in equity securities and between 25% and 55% of its assets in fixed income securities. The Fund's strategic allocation target is 60% equity securities and 40% fixed income securities.


HighMark Growth & Income Allocation Fund is a balanced option within the Asset Allocation Portfolio series. The Asset Allocation Portfolios seek to add value over the long-term through a combination of top-down tactical asset allocation and bottom-up security selection. The mix of equity and fixed income investments for the Fund will vary depending on the portfolio managers' outlook on the expected return and risk of each selected investment. The portfolio managers determine the percentage of assets that will be invested in various securities and funds, as well as market sectors, using a fund-of-funds approach. Such decisions are based on a tactical fundamental investment outlook with a time horizon of 12-18 months.

The Asset Allocation Portfolios' investment discipline emphasizes valuation, economic conditions, interest rates, and other market factors such as investor sentiment and currency influences. Asset allocation exposures are determined by a disciplined portfolio management system that balances expected return and risks.

The Fund may allocate to other HighMark funds and equity and fixed income funds that are not affiliated with HighMark Funds. For more information about the percentage of its assets that the Fund may allocate to other HighMark funds and other investments, please see "Other Investment Matters."

The Fund may invest directly in equity securities (including but not limited to real estate investment trust securities), fixed income securities (including but not limited to high-yield securities and U.S. government securities), derivatives (including but not limited to futures, forwards and options), cash and cash equivalents. In addition, the Fund may invest in exchange traded funds.


For a more complete description of the underlying HighMark funds and of the securities in which the underlying HighMark funds may invest, please see "Other Investment Matters" on page ___.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INVESTING IN MUTUAL FUNDS RISK: The Fund's investments are primarily concentrated in the underlying funds, so a substantial portion of the Fund's investment performance is directly related to the performance of those underlying funds. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund may invest and the types of investments made by those underlying funds. You could lose money by investing in the Fund if there is a decline in the value of the underlying funds' holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the Fund's allocations among the underlying funds change, or to the extent that the expense ratios of the underlying funds change, the weighted average operating expenses borne by the Fund may increase or decrease. Investing in a fund of funds, like the Fund, entails higher expenses than if you invested in the underlying fund directly.

FIXED INCOME RISK: The Fund invests a portion of its assets in underlying funds that invest primarily in fixed income securities, and may also invest directly in such securities.

                                                                     (CONTINUED)

                                  54 PROSPECTUS


HIGHMARK ASSET ALLOCATION PORTFOLIOS
GROWTH & INCOME ALLOCATION FUND (CONTINUED)

Fixed income securities are subject to interest rate risk, credit risk, prepayment risk and call risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. In the case if both prepayments and calls, the Fund is usually forced to reinvest the proceeds in a security with a lower yield.

EQUITY RISK: The Fund invests a portion of its assets in underlying funds that invest primarily in equity securities, and may also invest directly in such securities. Equity securities are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Equity securities may also be subject to investment style risk, which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments. Equity securities issued by smaller capitalization companies are also subject to additional risks. Many small companies have limited track records and may also have limited product lines, markets or financial resources. Compared with larger companies, they may be more vulnerable to adverse business or economic developments, and their stocks tend to be less liquid and more volatile.

FOREIGN SECURITIES AND CURRENCY RISKS: The Fund may invest in underlying funds that invest in securities issued by foreign issuers and may also invest directly in such securities. Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. The Fund and the underlying funds may trade securities actively, which could increase transaction costs, thereby lowering return, and could also increase the amount of taxes you pay.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. In the case of Fiduciary Shares, the historical performance information shown below reflects the performance of the Class A Shares but does not reflect the impact of sales charges. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES(1) FROM YEAR TO YEAR.*

                                  (BAR CHART)


2005    5.37%
2006   11.77%
2007    3.49%



BEST QUARTER   WORST QUARTER
------------   -------------
    5.76%          -2.61%
 (12/31/06)      (12/31/07)



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.



(1)  See footnote 1 on next page.

                                  PROSPECTUS 55



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE S&P 500 INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, THE CITIGROUP 3-MONTH TREASURY BILL INDEX AND A BLENDED INDEX.



                                            SINCE
                                1 YEAR   INCEPTION*
                                ------   ----------
GROWTH & INCOME
ALLOCATION FUND(1)
   Fiduciary Shares(2)
      Return Before Taxes        3.49%      7.98%
      Return After Taxes on
         Distributions           2.62%      7.34%
      Return After Taxes on
         Distributions and
         Sale of Fund Shares     3.00%      6.67%
S&P 500 INDEX(3)
   (reflects no deduction for
   fees, expenses or taxes)      5.49%     10.78%
LEHMAN BROTHERS
U.S. AGGREGATE
BOND INDEX(4) (reflects no
   deduction for fees,
   expenses or taxes)            6.97%      4.51%+
CITIGROUP 3-MONTH
TREASURY BILL INDEX(5)
   (reflects no deduction for
   fees, expenses or taxes)      4.74%      3.98%+
BLENDED INDEX(6) (reflects
   no deduction for fees,
   expenses or taxes)            5.97%      8.31%+


(1) The performance shown is based on the performance of Class A Shares of the Fund. Class A Shares of the Fund, which were first offered 10/12/04, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered shares, the annual returns for the classes would be substantially similar. The performance of the Class A Shares has been adjusted because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge; however, the performance shown does not reflect Fiduciary Shares' fees and expenses. With those adjustments, performance would be higher than that shown.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for C Shares will vary.

(3) The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.

(4) The unmanaged Lehman Brothers U.S. Aggregate Bond Index is generally representative of the bond market as a whole.


(5) The unmanaged Citigroup 3-Month Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The Citigroup 3-Month Treasury Bill Index consists of the last three three-month Treasury bill issues.



(6) The blended index, administered by the sub-administrator, PNC Global Investment Servicing (U.S.) Inc., is 60% S&P 500 Index, 35% Lehman Brothers U.S. Aggregate Bond Index and 5% Citigroup 3-Month Treasury Bill Index.


*    Since 10/12/04.


+    Since 9/30/04.


#    FUND INFORMATION

CLASS         CUSIP     TICKER
-----       ---------   ------
Fiduciary   431112325    HGIFX


                                                                     (CONTINUED)

                                  56 PROSPECTUS


HIGHMARK ASSET ALLOCATION PORTFOLIOS
GROWTH & INCOME ALLOCATION FUND (CONTINUED)

$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                      FIDUCIARY
                                                                                        SHARES
                                                                                      ---------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)       0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                 0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                       0%

ANNUAL FUND OPERATING EXPENSES


                                             FIDUCIARY
                                               SHARES
                                             ---------
Investment Advisory Fees                       0.18%
Distribution (12b-1) Fees                      0.00%
Other Expenses@                                 ___%
Acquired Fund Fees and Expenses+                ___%
                                               ----
   TOTAL ANNUAL FUND OPERATING EXPENSES++@      ___%
Fee Waiver                                      ___%
   NET EXPENSES+++                              ___%



*    Does not include any wire transfer fees, if applicable.



@ The expense information in the table has been restated to reflect current expenses.



+ The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2008. Actual Acquired Fund Fees and Expenses will vary depending on the Acquired Funds in which the Fund's portfolio is invested.



++ The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.



+++ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in Acquired Funds) for Fiduciary Shares from exceeding ___% for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                   ------   -------   -------   --------
FIDUCIARY SHARES    $___      $___      $___      $___

                                  PROSPECTUS 57


HIGHMARK ASSET ALLOCATION PORTFOLIOS
CAPITAL GROWTH ALLOCATION FUND

&    FUND SUMMARY

INVESTMENT GOAL                 Primarily to seek capital appreciation
INVESTMENT FOCUS                HighMark and other equity and fixed income funds
                                that invest in U.S. and/or foreign equity
                                securities as well as investment grade bonds
PRINCIPAL INVESTMENT STRATEGY   Invests in a diversified portfolio of mutual
                                funds with a strategic allocation target of 80%
                                equity securities and 20% fixed income
                                securities
SHARE PRICE VOLATILITY          Moderate to High
INVESTOR PROFILE                Investors seeking professionally managed asset
                                allocation with a growth-oriented focus using
                                primarily equity securities

"    INVESTMENT STRATEGY


HighMark Capital Growth Allocation Fund primarily seeks capital appreciation. To pursue this goal, the Fund, under normal circumstances, will invest, either directly or through its investments in underlying funds, between 65% and 95% of its assets in equity securities and between 5% and 35% of its assets in fixed income securities. The Fund's strategic allocation target is 80% equity securities and 20% fixed income securities.


The Fund is a growth-oriented option within the Asset Allocation Portfolio series. The Asset Allocation Portfolios seek to add value over the long-term through a combination of top-down tactical asset allocation and bottom-up security selection. The mix of equity and fixed income investments for the Fund will vary depending on the portfolio managers' outlook on the expected return and risk of each selected investment. The portfolio managers determine the percentage of assets that will be invested in various securities and funds, as well as market sectors, using a fund-of-funds approach. Such decisions are based on a tactical fundamental investment outlook with a time horizon of 12-18 months.

The Asset Allocation Portfolios' investment discipline emphasizes valuation, economic conditions, interest rates, and other market factors such as investor sentiment and currency influences. Asset allocation exposures are determined by a disciplined portfolio management system that balances expected return and risks.

The Fund may invest in other HighMark funds and in equity and fixed income funds that are not affiliated with HighMark Funds. For more information about the percentage of its assets that the Fund may allocate to other HighMark funds and other investments, please see "Other Investment Matters."


The Fund may invest directly in equity securities (including but not limited to real estate investment trust securities), fixed income securities (including but not limited to high-yield securities and U.S. government securities), derivatives (including but not limited to futures, forwards and options), cash and cash equivalents. In addition, the Fund may invest in exchange traded funds.


For a more complete description of the underlying HighMark funds and of the securities in which the underlying HighMark funds may invest, please see "Other Investment Matters" on page ___.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INVESTING IN MUTUAL FUNDS RISK: The Fund's investments are primarily concentrated in the underlying funds, so a substantial portion of the Fund's investment performance is directly related to the performance of those underlying funds. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund may invest and the types of investments made by those underlying funds. You could lose money by investing in the Fund if there is a decline in the value of the underlying funds' holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the Fund's allocations among the underlying funds change, or to the extent that the expense ratios of the underlying funds change, the weighted average operating expenses borne by the Fund may increase or decrease. Investing in a fund of funds, like the Fund, entails higher expenses than if you invested in the underlying fund directly.

FIXED INCOME RISK: The Fund invests a portion of its assets in underlying funds that invest primarily in fixed income securities, and may also invest directly in such securities. Fixed income securities are subject to interest rate risk,

                                                                     (CONTINUED)

                                  58 PROSPECTUS


HIGHMARK ASSET ALLOCATION PORTFOLIOS
CAPITAL GROWTH ALLOCATION FUND (CONTINUED)

credit risk, prepayment risk and call risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. In the case of both prepayments and calls, the Fund is usually forced to reinvest the proceeds in a security with a lower yield.

EQUITY RISK: The Fund invests a portion of its assets in underlying funds that invest primarily in equity securities, and may also invest directly in such securities. Equity securities are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Equity securities may also be subject to investment style risk, which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments. Equity securities issued by smaller capitalization companies are also subject to additional risks. Many small companies have limited track records and may also have limited product lines, markets or financial resources. Compared with larger companies, they may be more vulnerable to adverse business or economic developments, and their stocks tend to be less liquid and more volatile.

FOREIGN SECURITIES AND CURRENCY RISKS: The Fund may invest in underlying funds that invest in securities issued by foreign issuers and may also invest directly in such securities. Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. The Fund and the underlying funds may trade securities actively, which could increase transaction costs, thereby lowering return, and could also increase the amount of taxes you pay.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. In the case of Fiduciary Shares, the historical performance information shown below reflects the performance of the Class A Shares but does not reflect the impact of sales charges. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES(1) FROM YEAR TO YEAR.*

                                  (BAR CHART)


2005    6.18%
2006   14.50%
2007    2.62%




BEST QUARTER   WORST QUARTER
------------   -------------
    7.12%          -3.96%
 (12/31/06)      (12/31/07)



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.



(1)  See footnote 1 on next page.

                                  PROSPECTUS 59



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE S&P 500 INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, THE CITIGROUP 3-MONTH TREASURY BILL INDEX AND A BLENDED INDEX.



                                              SINCE
                                    YEAR   INCEPTION*
                                   -----   ----------
CAPITAL GROWTH
ALLOCATION FUND(1)
   Fiduciary Shares(2)
      Return Before Taxes          2.62%     9.30%
      Return After Taxes on
         Distributions             1.79%     8.78%
      Return After Taxes on
         Distributions and
         Sale of Fund Shares       2.70%     7.93%
S&P 500 INDEX(3)
   (reflects no deduction for
   fees, expenses or taxes)        5.49%     10.78%
LEHMAN BROTHERS
U.S. AGGREGATE
BOND INDEX(4)(reflects no
   deduction for fees,
   expenses or taxes)              6.97%     4.51%+
CITIGROUP 3-MONTH
TREASURY BILL INDEX(5)
   (reflects no deduction for
   fees, expenses or taxes)        4.74%     3.98%+
BLENDED INDEX(6)(reflects
   no deduction for fees,
   expenses or taxes)              5.67%     9.59%+


(1) The performance shown is based on the performance of Class A Shares of the Fund. Class A Shares of the Fund, which were first offered 10/12/04, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered shares, the annual returns for the classes would be substantially similar. The performance of the Class A Shares has been adjusted because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge; however, the performance shown does not reflect Fiduciary Shares' fees and expenses. With those adjustments, performance would be higher than that shown.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for C Shares will vary.

(3) The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.

(4) The unmanaged Lehman Brothers U.S. Aggregate Bond Index is generally representative of the bond market as a whole.


(5) The unmanaged Citigroup 3-Month Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The Citigroup 3-Month Treasury Bill Index consists of the last three three-month Treasury bill issues.



(6) The blended index, administered by the sub-administrator, PNC Global Investment Servicing (U.S.) Inc., is 80% S&P 500 Index, 15% Lehman Brothers U.S. Aggregate Bond Index and 5% Citigroup 3-Month Treasury Bill Index.


*    Since 10/12/04.


+    Since 9/30/04.


"    FUND INFORMATION

CLASS       CUSIP       TICKER
-----       ---------   ------
Fiduciary   431112283   HGAFX

                                                                     (CONTINUED)

                                  60 PROSPECTUS


HIGHMARK ASSET ALLOCATION PORTFOLIOS
CAPITAL GROWTH ALLOCATION FUND (CONTINUED)

$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                     FIDUCIARY
                                                                       SHARES
                                                                     ---------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of
   offering price)                                                       0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset
   value)                                                                0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*      0%

ANNUAL FUND OPERATING EXPENSES


                                                                     FIDUCIARY
                                                                       SHARES
                                                                     ---------
Investment Advisory Fees                                                0.18%
Distribution (12b-1) Fees                                               0.00%
Other Expenses@                                                         ___%
Acquired Fund Fees and Expenses+                                        ___%
                                                                        ---
   TOTAL ANNUAL FUND OPERATING EXPENSES++@                              ___%
Fee Waiver                                                              ___%
   NET EXPENSES+++                                                      ___%



*    Does not include any wire transfer fees, if applicable.



@ The expense information in the table has been restated to reflect current expenses.



+ The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2008. Actual Acquired Fund Fees and Expenses will vary depending on the Acquired Funds in which the Fund's portfolio is invested.



++ The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.



+++ The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in Acquired Funds) for Fiduciary Shares from exceeding ___% for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                      1 YEAR   3 YEARS   5 YEARS  10 YEARS
                      ------   -------   -------  --------
FIDUCIARY SHARES       $___     $___      $___      $___

                                  PROSPECTUS 61


HIGHMARK ASSET ALLOCATION PORTFOLIOS
DIVERSIFIED EQUITY ALLOCATION FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek capital appreciation
INVESTMENT FOCUS                HighMark and other equity funds that invest in
                                U.S. and/or foreign equity securities
PRINCIPAL INVESTMENT STRATEGY   Invests in a diversified portfolio of mutual
                                funds with a strategic allocation target of 100%
                                equity securities in both U.S. and non-U.S.
                                markets
SHARE PRICE VOLATILITY          Moderate to High
INVESTOR PROFILE                Investors seeking professionally managed asset
                                allocation with a capital growth-oriented focus
                                using primarily equity securities

"    INVESTMENT STRATEGY

HighMark Diversified Equity Allocation Fund seeks capital appreciation. To pursue this goal, the Fund, under normal circumstances, will invest, either directly or through its investments in underlying funds, between 95% and 100% of its assets in equity securities and up to 5% of its assets in cash equivalent or short-term fixed income securities. The Fund's strategic allocation target is 100% equity securities in both the U.S. and non-U.S. markets.

HighMark Diversified Equity Allocation Fund is a growth-oriented option within the Asset Allocation Portfolio series. The Asset Allocation Portfolios seek to add value over the long-term through a combination of top-down tactical asset allocation and bottom-up security selection. The mix of equity investments for the Fund will vary depending on the portfolio managers' outlook on the expected return and risk of each selected investment. The portfolio managers determine the percentage of assets that will be invested in various securities and funds, as well as market sectors, using a fund-of-funds approach. Such decisions are based on a tactical fundamental investment outlook with a time horizon of 12-18 months.

The Asset Allocation Portfolios' investment discipline emphasizes valuation, economic conditions, interest rates, and other market factors such as investor sentiment and currency influences. Asset allocation exposures are determined by a disciplined portfolio management system that balances expected return and risks.

The Fund may invest in other HighMark funds and in equity and fixed income funds that are not affiliated with HighMark Funds. For more information about the percentage of its assets that the Fund may allocate to other HighMark funds and other investments, please see "Other Investment Matters."

The Fund may invest directly in equity securities (including but not limited to real estate investment trust securities), fixed income securities (including but not limited to high-yield securities and U.S. government securities), derivatives (including but not limited to futures, forwards and options), cash and cash equivalents. In addition, the Fund may invest in exchange traded funds.


For a more complete description of the underlying HighMark funds and of the securities in which the underlying HighMark funds may invest, please see "Other Investment Matters" on page ___.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INVESTING IN MUTUAL FUNDS RISK: The Fund's investments are primarily concentrated in the underlying funds, so a substantial portion of the Fund's investment performance is directly related to the performance of those underlying funds. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund may invest and the types of investments made by those underlying funds. You could lose money by investing in the Fund if there is a decline in the value of the underlying funds' holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the Fund's allocations among the underlying funds change, or to the extent that the expense ratios of the underlying funds change, the weighted average operating expenses borne by the Fund may increase or decrease. Investing in a fund of funds, like the Fund, entails higher expenses than if you invested in the underlying fund directly.

EQUITY RISK: The Fund invests a portion of its assets in underlying funds that invest primarily in equity securities, and may also invest directly in such securities. Equity securities are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can

                                                                     (CONTINUED)

                                  62 PROSPECTUS


HIGHMARK ASSET ALLOCATION PORTFOLIOS
DIVERSIFIED EQUITY ALLOCATION FUND (CONTINUED)

be pronounced. Equity securities may also be subject to investment style risk, which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments. Equity securities issued by smaller capitalization companies are also subject to additional risks. Many small companies have limited track records and may also have limited product lines, markets or financial resources. Compared with larger companies, they may be more vulnerable to adverse business or economic developments, and their stocks tend to be less liquid and more volatile.

FIXED INCOME RISK: The Fund invests a portion of its assets in underlying funds that invest primarily in fixed income securities, and may also invest directly in such securities. Fixed income securities are subject to interest rate risk, credit risk, prepayment risk and call risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. In the case of both prepayments and calls, the Fund is usually forced to reinvest the proceeds in a security with a lower yield.

FOREIGN SECURITIES AND CURRENCY RISKS: The Fund may invest in underlying funds that invest in securities issued by foreign issuers and may also invest directly in such securities. Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. The Fund and the underlying funds may trade securities actively, which could increase its transaction costs, thereby lowering return, and could also increase the amount of taxes you pay.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


@    PERFORMANCE INFORMATION


The bar chart and performance table below give some indication of the risks of an investment in the Fund by comparing the performance of the Fund's Fiduciary Shares with a broad measure of market performance. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the Future.



THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FOR THE 2007 CALENDAR YEAR.*


                                  (BAR CHART)


2007   2.54%



BEST QUARTER   WORST QUARTER
------------   -------------
    6.14%           -4.51%
 (06/30/07)      (12/31/07)



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.

                                  PROSPECTUS 63



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE S&P 500 INDEX.



                                            SINCE
                                1 YEAR   INCEPTION*
                                ------   ----------
DIVERSIFIED EQUITY
   ALLOCATION FUND
   Fiduciary Shares(1)
      Return Before Taxes        2.54%      4.37%
      Return After Taxes on
         Distributions           2.28%      3.76%
      Return After Taxes on
         Distributions and
         Sale of Fund Shares     2.01%      3.50%
S&P 500 INDEX(2)
   (reflects no deduction for
   fees, expenses or taxes)      5.49%      6.54%



(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an Investor's tax situation and may difffer from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



(2) The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.



*    Since 11/15/06.


#    FUND INFORMATION

CLASS         CUSIP     TICKER
-----         -----     ------
Fiduciary   431112317   HEAFX

                                                                     (CONTINUED)

                                  64 PROSPECTUS


HIGHMARK ASSET ALLOCATION PORTFOLIOS
DIVERSIFIED EQUITY ALLOCATION FUND (CONTINUED)

$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                       FIDUCIARY
                                                                         SHARES
                                                                       ---------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of
   offering price)                                                         0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset
   value)                                                                  0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*        0%

ANNUAL FUND OPERATING EXPENSES


                                                                       FIDUCIARY
                                                                         SHARES
                                                                       ---------
Investment Advisory Fees                                                 0.18%
Distribution (12b-1) Fees                                                0.00%
Other Expenses@                                                          ____%
Acquired Fund Fees and Expenses+                                         ____%
                                                                         ----
   TOTAL ANNUAL FUND OPERATING EXPENSES++@                               ____%
Fee Waiver                                                               ____%
   NET EXPENSES+++                                                       ____%



*    Does not include any wire transfer fees, if applicable.



@ The expense information in the table has been restated to reflect current expenses.



+ The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2008. Actual Acquired Fund Fees and Expenses will vary depending on the Acquired Funds in which the Fund's portfolio is invested.



++ The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.



+++ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in Acquired Funds) for Fiduciary Shares from exceeding ___% for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                   ------   -------   -------   --------
FIDUCIARY SHARES   $_____   $______   $______   $_______

                                  PROSPECTUS 65


SHAREOWNER GUIDE - HOW TO INVEST IN THE HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund Share classes we offer is right for you.

CHOOSING A SHARE CLASS

HighMark Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. Only one class of Fund Shares, Fiduciary Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of HighMark's Fiduciary Shares.

FIDUCIARY SHARES

-    No sales charge.

-    No Distribution (12b-1) fees.

-    AVAILABLE ONLY TO THE FOLLOWING INVESTORS AND ACCOUNTS:

     1 Fiduciary, advisory, agency, custodial and other similar accounts maintained with Union Bank of California, N.A., or its affiliates;

     2 Non-fiduciary IRA accounts investing in a HighMark Equity or Fixed Income Fund that were established with The Bank of California, N.A., prior to June 20, 1994, and have remained open since then;

     3 Investors who currently own Shares of a HighMark Equity or Fixed Income Fund that they purchased prior to June 20, 1994 within an account registered in their name with the Funds;

     4 Union Bank of California, N.A and its affiliates, for their own accounts; HighMark Capital Management, Inc. employees (and their spouses and children under the age of 21), current and retired trustees of HighMark Funds (and their spouses and children under the age of 21), provided that they purchase the Shares directly from HighMark Funds' Transfer Agent; current and retired trustees of HighMark Funds, directors, officers and employees (and their spouses and children under the age of 21) of Union Bank of California who currently own Shares of HighMark Funds that they purchased before April 30, 1997; and directors, officers and employees (and their spouses and children under the age of 21) of HighMark Funds' former distributors who currently own Shares of HighMark Funds that they purchased before April 30, 1997;

     5 Registered investment advisers who are regulated by a federal or state governmental authority, or financial planners who are purchasing Fiduciary Shares for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who are compensated by their clients on the basis of an ad valorem fee;


     6    Qualified retirement plans; and


     7 Financial Institutions that may buy Shares on their own account or as record owner on behalf of fiduciary, agency or custodial accounts, with a minimum investment of $250,000 per Fund.

FOR THE ACTUAL PAST EXPENSES OF THE FIDUCIARY SHARES, SEE THE INDIVIDUAL FUND PROFILES EARLIER IN THIS PROSPECTUS.


THE FUNDS ALSO OFFER CLASS A, CLASS B AND CLASS C SHARES (COLLECTIVELY RETAIL SHARES). EACH OF THESE CLASSES HAS ITS OWN EXPENSE STRUCTURE. RETAIL SHARES ARE AVAILABLE TO NON-FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., WHO ARE NOT OTHERWISE ELIGIBLE FOR FIDUCIARY SHARES. THE COGNITIVE VALUE FUND, THE ENHANCED GROWTH FUND AND THE INTERNATIONAL OPPORTUNITIES FUND ALSO OFFER CLASS M SHARES. CLASS M SHARES ARE AVAILABLE ONLY TO CLIENTS OF BAILARD, INC., EMPLOYEES AND OFFICERS OF BAILARD, INC. AND THEIR FAMILIES AND FRIENDS AND INVESTORS WHO AT THE TIME OF THE PROPOSED PURCHASE ARE EXISTING CLASS M SHAREHOLDERS OF A FUND. CALL US AT 1-800-433-6884 FOR MORE DETAILS.


PAYMENTS TO FINANCIAL FIRMS


Your broker, dealer, financial adviser or other financial intermediaries may receive certain payments and compensation described below. These arrangements may apply to any or all of your Shares, including but not limited to, Shares held through retirement plans. For purposes of the following, "financial firms" means brokers, dealers, financial advisers and other financial intermediaries, including UnionBanc Investment Services LLC, TruSource and other affiliates of HighMark Capital Management, Inc., through which you purchase your Shares.



A Fund may make payments under HighMark Funds' shareholder services plans relating to the Fiduciary Shares to financial firms that agree to provide certain shareholder support services for their customers or account holders who are the beneficial or record owners of Shares of the Fund. In consideration for such services, a financial firm is compensated by the applicable Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of the applicable class(es) of Shares of such Fund. The shareholder services plans are more fully described in the Statement of Additional Information (SAI). Financial firms may also receive sales charges, distribution fees, servicing fees and other compensation relating to other classes of Shares and other series of HighMark Funds not offered in this prospectus.


REVENUE SHARING PAYMENTS. HighMark Capital Management, Inc. makes revenue sharing payments, out of its own assets, to financial firms for the sale of Shares of the Asset Allocation Portfolios and/or the maintenance of share balances. These payments are made at an annual rate of up to 0.50% of the average daily net assets of the Asset Allocation Portfolios for

                                 66 PROSPECTUS


HIGHMARK FUNDS

purchases made prior to or on October 31 2006, and at an annual rate of up to 0.25% of the average daily net assets of the Asset Allocation Portfolios for purchases made after October 31, 2006. These payments may be passed on to your financial adviser at the discretion of his or her financial firm. These payments may create an incentive for the financial adviser or his or her financial firm to recommend or offer shares of the Asset Allocation Portfolios over other investment alternatives.

MARKETING SUPPORT PAYMENTS. HighMark Capital Management, Inc. may also make payments from its own assets to financial firms that sell the HighMark Funds. The amounts of these payments may vary from time to time. Speak with your financial adviser to learn more about these payments.

PAYMENTS FOR DISTRIBUTION AND SHAREHOLDER SERVICES. In addition to the foregoing revenue sharing and marketing support payments, HighMark Capital Management, Inc., directly or through an agent, also pays out of its own assets compensation to financial firms for the sale and distribution of the Shares of any of the Funds and/or for the servicing of Shares of any of the Funds. These payments made by HighMark Capital Management, Inc. may be made to supplement commissions paid to financial firms, and may take the form of (1) due diligence payments for a financial firm's examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a financial firm's list of mutual funds available for purchase by its clients; (3) fees for providing the Funds with "shelf space" and/or a higher profile for a financial firm's financial consultants and their customers and/or placing the Funds on the financial firm's preferred or recommended list; (4) marketing support fees for providing assistance in promoting the sale of Shares;
(5) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; (6) payments for maintaining shareholder accounts on a financial firm's platform; and (7) payments for the sale of Shares and/or the maintenance of share balances.

Payments made by HighMark Capital Management, Inc. or its agents to a financial firm also may be used by the financial firm to pay for the travel expenses, meals, lodging and entertainment of the firm's salespersons and guests in connection with education, sales and promotional programs. These programs, which may be different for different financial firms, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.

A number of factors are considered in determining the amount of these additional payments, including each financial firm's HighMark Funds sales and total assets, and the financial firm's willingness to give HighMark Capital Management, Inc. or the Funds' distributor access to its financial advisers for educational purposes. At times, the financial firm might include the Funds on a "select" or "preferred" list. HighMark Capital Management's goals include educating the investment advisers about the Funds so that they can provide suitable information and advice to prospective investors and shareholders of the Funds.


For the calendar year 2007, the financial firms that received these additional payments, which totaled approximately $1.7 million, from HighMark Capital Management, Inc. include (but are not necessarily limited to) the following:


ADP Clearing & Outsourcing Services
American Investors Co.
American Portfolio Financial Services
Ameritrade Inc.
AXA Advisor, LLC
Bearstearns Security Corp.
Brookstreet Securities Corp.
Capital Financial Group
Centaurus Financial, Inc.
Charles Schwab
Commercial Book Keeping
Commonwealth Financial Network
Creative Wealth Strategies
Crowell Weeden & Co.
Crown Capital Securities, LP
D. A. Davidson
E*Trade
Empire Financial Group
Ensemble Financial Services Inc.
ePlanning Securities, Inc.
Farmers Financial Solutions LLC
Ferris, Baker Watts Inc.
Financial Advisors of America LLC
Financial Network Investment Corp.
First Allied Securities Inc.
First Clearing LLC
Foothill Securities Inc.
Fortune Financial Svc. Inc.
Geneos Wealth Management, Inc.
Girard Securities Inc.
Gunn Allen Financial
H&R Block Financial Advisors, Inc.
H. Beck, Inc.
Harvest Capital LLC
Hazlett Burt & Watson
Independent Financial Group LLC
Invest Financial Corporation
Investacorp, Inc.
Investors Capital Corp.
J W Cole Financial Inc.
Janney Montgomery Scott
Jefferson Pilot Securities Corp.
Legend Equities Corporation
Linsco Private Ledger
Managed Financial Broker Service
Mesirow Financial
Mid-Atlantic Institutional Shares
Morgan Keegan & Co.
Morgan Stanley Dean Witter
MS & Co. Inc.
Mutual Service Corp.
National Financial Services, Corp.
National Investor Services Co.
National Planning Corp.
National Securities Corporation
Nationwide Planning Assoc. Inc.
Next Financial Group, Inc.
OFG Financial Services Inc.
Oppenheimer & Co. Inc.
PaineWebber Incorporated
Penson Financial Services
Pershing LLC
Prime Vest Financial Services
Proequities Inc,
Prudential Investment Mgmt Srvcs
QA3 Financial Corp.
Questar Capital Corporation
RBC Dain Rauscher, Inc.
Ridge Clearing & Outsourcing
Robert W. Baird & Co.
Royal Alliance
Scottrade Inc.
Securities America
Securities Services Network Inc.
SEI Investments Distribution Co.
Shiraishi Financial Group
SII Investments Inc.
Sterne Agee & Leach
Stifel Nicolaus & Co. Inc.
TD Ameritrade Institutional
Triad Advisors
UBS Financial Services, Inc.
UnionBanc Investment Services
United Planners Financial
United Securities Alliance Inc.
USA Financial Securities Corp.
VSR Financial Services
Wachovia Securities LLC
Wedbush Morgan Securities
Wells Fargo Investments LLC
Wells Fargo Securities
Western International Securities
Williams Jeffery & Associates
WNA Investment Programs, Inc.
WRP Investments Inc.
XCU Capital Corporation Inc.


HighMark Capital Management, Inc. may have established relationships with other financial firms since the end of 2007 in which these additional payments are made. Speak with your financial adviser to learn whether his or her firm has such a relationship.

                                  PROSPECTUS 67



Pursuant to the terms of an agreement between HighMark Capital Management, Inc. and HighMark Funds' distributor, HighMark Capital Management, Inc. makes payments to the distributor for distribution services related to the Funds.


IF INVESTMENT ADVISERS, ADMINISTRATORS, DISTRIBUTORS OR AFFILIATES OF MUTUAL FUNDS PAY BONUSES AND INCENTIVES IN DIFFERING AMOUNTS, FINANCIAL FIRMS AND THEIR FINANCIAL CONSULTANTS MAY HAVE FINANCIAL INCENTIVES FOR RECOMMENDING A PARTICULAR MUTUAL FUND OVER OTHER MUTUAL FUNDS. IN ADDITION, DEPENDING ON THE ARRANGEMENTS IN PLACE AT ANY PARTICULAR TIME, A FINANCIAL FIRM AND ITS FINANCIAL CONSULTANTS MAY ALSO HAVE A FINANCIAL INCENTIVE FOR RECOMMENDING A PARTICULAR SHARE CLASS OVER OTHER SHARE CLASSES. Speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Funds, HighMark Capital Management, Inc. and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial adviser at the time of purchase. HighMark Capital Management, Inc. and/or a Fund's sub-adviser do not consider sales of Shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. However, some broker-dealers that sell Shares of the Funds may receive commissions from a Fund in connection with the execution of the Fund's portfolio transactions.

OPENING AN ACCOUNT

1.   Read this prospectus carefully.

2. Determine how much money you want to invest. The minimum investments for the Fiduciary Shares of the HighMark Funds are as follows:


     -  INITIAL PURCHASE:         $1,000 for each Fund
                                  $100 for each Fund for Automatic Investment
                                  Plan

     -  ADDITIONAL PURCHASES:     $100 for each Fund
                                  $100 monthly minimum per HighMark Fund for
                                  Automatic Investment Plan



     We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans or 401(k) or similar plans. Financial intermediaries may aggregate accounts to meet investment minimum.



3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call us at 1-800-433-6884.


4. You and your financial representative can initiate any purchase, exchange or sale of Shares.


5. CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.


     What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you, which information may include your social security number or taxpayer identification number. This information will be verified to ensure the identity of all persons opening an account.

     HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

     In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and HighMark Funds shall have no obligation with respect to the terms of any such document.

     Attempts to collect the missing information required on the application will be performed by contacting either you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

     Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

     However, HighMark Funds reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund Shares and will be subject to corresponding tax implications.


WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF HIGHMARK FUNDS OR THE FUNDS' ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

                                  68 PROSPECTUS


HIGHMARK FUNDS

BUYING SHARES


BY CHECK



OPENING AN ACCOUNT



-    Make out a check for the investment amount, payable to "HighMark Funds."



- Deliver the check and your completed application to your financial representative, or mail them to our Transfer Agent (see address below).



ADDING TO AN ACCOUNT



-    Make out a check for the investment amount, payable to "HighMark Funds."



- Include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.



- Deliver the check and your note to your financial representative, or mail them to our Transfer Agent.



     TRANSFER AGENT ADDRESS:
     HighMark Funds
     P.O. Box 8416
     Boston, MA 02266-8416
     Phone Number: 1-800-433-6884



All purchases made by check should be in U.S. dollars.



THIRD PARTY CHECKS, CREDIT CARD CHECKS, TRAVELER'S CHECKS, STARTER CHECKS, MONEY ORDERS OR CASH WILL NOT BE ACCEPTED.


BY WIRE

OPENING AN ACCOUNT

- Deliver your completed application to your financial representative, or mail it to our Transfer Agent (address below).

- Obtain your Fund account number by calling your financial representative or our Transfer Agent.

-    Instruct your bank to wire the amount of your investment to:

     State Street Bank and Trust Company
     225 Franklin Street
     Boston, MA 02101
     ABA# 011000028
     DDA# 9905-194-8

Specify the Fund name, your choice of share class, the new Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

ADDING TO AN ACCOUNT

-    Call our Transfer Agent before wiring any funds.

-    Instruct your bank to wire the amount of your investment to:

     State Street Bank and Trust Company
     225 Franklin Street
     Boston, MA 02101
     ABA# 011000028
     DDA# 9905-194-8

Specify the Fund name, your share class, your Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

TRANSFER AGENT ADDRESS:
HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

THROUGH FINANCIAL INSTITUTIONS

- Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

BY EXCHANGE

- Call us at 1-800-433-6884 or contact your financial representative to request an exchange.

Contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services."

SELLING SHARES

THROUGH FINANCIAL INSTITUTIONS

- Contact your financial institution to find out more about their procedures for transmitting orders to HighMark Funds.

BY EXCHANGE

- Obtain a current prospectus for the Fund into which you are exchanging by calling us or contacting your financial representative.

-    Call us or contact your financial representative to request an exchange.


Contact your financial representative for instructions and assistance.


To make systematic withdrawals from an account, see "Investor Services."

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a medallion guarantee, which protects you against fraudulent orders. You will need a medallion guarantee if:

-    you are selling more than $50,000 worth of Shares.

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or by wire or the Automated Clearing House (ACH) to a bank account other than that on record.

-    you changed your address of record within the last 30 days.

You should be able to obtain a medallion guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a medallion guarantee.

                                  PROSPECTUS 69


RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.


REDEMPTION IN KIND. The Funds reserve the right to make payment on redemptions in securities rather than cash. If a Fund makes payment on redemptions in securities, you may incur brokerage costs when selling those securities.



INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in any Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in a Fund and then sell some of your Shares within a fairly short period of time. Before any Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your balance up to or above the minimum.


EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES: You may exchange Fiduciary Shares of one HighMark Fund for Fiduciary Shares of another HighMark Fund (the "new HighMark Fund"), provided that you:

-    Are qualified to invest in the new HighMark Fund.

- Satisfy the initial and additional investment minimums for the new HighMark Fund.

- Maintain the minimum account balance for each HighMark Fund in which you invest.


Your cost for buying shares in the new HighMark Fund is based on the relative net asset values of the shares you are exchanging. You may also exchange your Fiduciary Shares of a Fund for Class A or Class C Shares of another HighMark Fund. In that case, your cost for buying Shares in the new HighMark Fund is based on the relative net asset value of the Shares you are exchanging plus any applicable sales charge. In addition, you may be subject to an exchange fee. See "Redemption Fees and Exchange Fees" below. An exchange will be treated as a sale for tax purposes.


TRANSACTION POLICIES

VALUATION OF SHARES. A Fund's net asset value per share of a class is calculated according to the following formula:

     (Total market value of the Fund's investments and other assets allocable to the class - the class's liabilities)

     /    Total number of the Fund's Shares outstanding in the class

     =    The class's net asset value per share


We determine the net asset value (NAV) of each HighMark Equity and Fixed-Income Fund as of the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. Pacific time (4:00 p.m. Eastern time), every business day, based on the current market price of the Fund's securities. If that is not available, we value its securities by using a method that HighMark Funds' Board of Trustees believes accurately reflects fair value. HighMark Funds' Board of Trustees reviews and approves HighMark Funds' fair valuation procedures in advance of their use. In addition, HighMark Funds' Board of Trustees periodically reviews valuations to determine if any changes should be made to the fair valuation procedures.


For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which HighMark Funds calculates net asset value. The closing prices of such securities may no longer reflect their market value at the time HighMark Funds calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that HighMark Funds calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector.

If the adviser or a sub-adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which HighMark Funds calculates net asset value, it shall immediately notify the sub-administrator and request that a fair value committee (the "Committee") meeting be called.

In addition, HighMark Funds uses a third party fair valuation vendor (the "Vendor") for equity securities that are traded primarily on non-U.S. exchanges. The Vendor provides a fair value for such securities based on certain factors and methods, which generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. The Vendor provides fair values if there is a movement in the U.S. market that exceeds a specific threshold ("trigger threshold") that has been established by the Committee. The Committee also establishes a "confidence interval"--representing the correlation between the price of a specific foreign security and movements in the U.S. market--before the security will be fair valued based upon the trigger threshold being exceeded. If a trigger threshold is exceeded, HighMark Funds values its non-U.S. securities that exceed the applicable "confidence interval" using the fair values provided by the Vendor.

In the event that a Fund values its securities using the procedures described above, the Fund's NAV may be higher or lower than would have been the case if the Fund had not

                                  70 PROSPECTUS


HIGHMARK FUNDS

used its fair valuation procedures. For further information about how we determine the value of the Funds' investments, see the SAI.

BUY AND SELL PRICES. When you buy Shares of a Fund, the amount you pay per share is based on the net asset value per share of the applicable class of Shares next determined after we receive your order. When you sell Shares of a Fund, the amount of your proceeds are based on the net asset value per share of the applicable class of Shares next determined after we receive your order.

EXECUTION OF ORDERS. You may buy and sell Shares of the HighMark Equity and Fixed-Income Funds on any day when the New York Stock Exchange is open for business (hereafter referred to as a "business day"). The New York Stock Exchange is closed on weekends and national holidays.

- PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

- PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest and it is received by our Transfer Agent prior to the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. PT (4:00 p.m. ET). If our Transfer Agent does not receive the money you plan to wire by this deadline, the trade will be canceled and you must resubmit the trade at the time the wire is sent.

- SELLING SHARES: To sell Shares on any one business day, you must place your redemption order before the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. PT (4:00 p.m. ET). Otherwise, we will execute your order the following business day.

Our Transfer Agent may accept telephone orders from broker-dealers, and other intermediaries designated by such broker-dealers, who have been previously approved by the Distributor. A Fund will be deemed to have received a purchase order when an approved broker-dealer or its authorized designee accepts such order. It is the responsibility of such broker-dealer to promptly forward purchase or redemption orders to our Transfer Agent. Broker-dealers may charge you a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealers and not remitted to the Fund.

ANTI-MONEY LAUNDERING PROGRAM


Customer identification and verification is part of HighMark Funds' overall obligation to deter money laundering under Federal law. HighMark Funds has adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, HighMark Funds reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of HighMark Funds management, they are deemed to be in the best interest of the Funds or other series of HighMark Funds or in cases when HighMark Funds is requested or compelled to do so by governmental or law enforcement authorities.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

HighMark Funds' Board of Trustees has adopted policies and procedures designed to discourage frequent purchases and redemptions of Shares of the Funds or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below.


RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING GENERALLY. While HighMark Funds will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Fund's Shares dilute the value of Shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund Shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's Shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Frequent trading can result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase a shareholder's tax liability unless the shares are held through a tax-deferred or exempt vehicle. Similarly, a Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect a Fund's performance.

                                 PROSPECTUS 71


A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 1:00 p.m. Pacific time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in short-term trading strategy to exploit differences in Fund Share prices that are based on closing prices of foreign securities established some time before a Fund calculates its own share price (referred to as "time zone arbitrage"). The Funds have procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Fund calculates its NAV. While there is no assurance, the Funds expect that the use of fair value pricing, in addition to the short-term trading policies discussed below, will reduce a shareholder's ability to engage in time zone arbitrage to the detriment of the other shareholders of the Funds.

A shareholder engaging in a short-term trading strategy may also target a Fund that does not invest primarily in foreign securities. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). Funds that may be adversely affected by price arbitrage include, in particular, those Funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities.


REDEMPTION FEES AND EXCHANGE FEES. As noted in the "Shareholder Fees" table for the Cognitive Value Fund, the International Opportunities Fund, the Small Cap Advantage Fund and the Small Cap Value Fund, such Funds impose a 2% redemption fee on the proceeds of Fiduciary Shares redeemed 30 days or less after their purchase. The Cognitive Value Fund, the International Opportunities Fund, the Small Cap Advantage Fund and the Small Cap Value Fund, also impose a 2% exchange fee on Fiduciary Shares exchanged 30 days or less after their purchase. The redemption fee and the exchange fee are designed to discourage short-term trading and any proceeds of the fees will be credited to the assets of the applicable Fund.


The fee is imposed to the extent that the number of Fund Shares redeemed or exchanged by a shareholder exceeds the number of Fund Shares that have been held by such shareholder more than 30 days. For Shares of a Fund that were acquired by exchange, the holding period is measured from the date the Shares were acquired in the exchange transaction. Shares held the longest will be redeemed or exchanged first.

The redemption or exchange fee is not imposed on transactions by the HighMark Asset Allocation Portfolios. For all accounts, the redemption or exchange fee is not imposed on:

- shares redeemed due to death, disability or a qualified domestic relations order;

-    shares redeemed pursuant to systematic withdrawal programs;

- transactions involving shares purchased by means of automated or pre-established purchase plans, including employer or payroll reduction plans;

-    shares purchased through reinvested distributions;

- shares redeemed or exchanged due to plan or Fund terminations or restructurings;

- shares redeemed as part of an automated dividend exchange election established in advance of the exchange;

- shares redeemed or exchanged pursuant to an automatic, non-discretionary rebalancing program; and

-    shares converted to another class of shares within the same fund.

In addition, for retirement plans, the redemption fee is also not imposed on:

-    shares redeemed in payment of plan/account fees;

- shares redeemed as a return of excess contribution amounts or to meet minimum required distributions;

-    shares redeemed for loans and hardship withdrawals;

-    shares redeemed due to forfeiture of assets; and

- shares redeemed to pay small balance account fees and involuntary redemptions resulting from failure to meet account minimums.

Although the Cognitive Value Fund, the International Opportunities Fund, the Small Cap Advantage Fund and the Small Cap Value Fund do not normally grant individual waivers of the redemption or exchange fee, the redemption or exchange fee may be waived by HighMark Funds' Chief Compliance Officer or her designee, based upon a review of the facts and circumstances in a written request for waiver of the redemption or exchange fee. Each Fund reserves the right to modify or eliminate redemption fees and exchange fees at any time in its discretion.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS. Purchases and exchanges should be made primarily for investment purposes. Each Fund and/or its principal underwriter reserves the right to refuse any purchase or exchange order at any time or to suspend redemptions with respect to any shareholder, including transactions

                                 72 PROSPECTUS


HIGHMARK FUNDS

representing excessive trading and transactions accepted by any shareholder's financial adviser. In addition, the Funds' adviser will use its best efforts to detect short-term trading activity in a Fund's Shares and reject any purchase, redemption or exchange if, in its judgment, the transaction would adversely affect the Fund or its shareholders. The adviser, however, will not always be able to detect or prevent market timing activity or other trading activity that may disadvantage a Fund. For example, the ability to monitor trades that are placed by omnibus or other nominee accounts is limited when the broker, retirement plan administrator or fee-based program sponsor maintains the record of a Fund's underlying beneficial owners. In the event that the Funds or their agents reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

DISCLOSURE OF PORTFOLIO HOLDINGS


HighMark Capital Management, Inc., the Funds' adviser, has established a policy with respect to the disclosure of a Fund's portfolio holdings. A description of this policy is provided in the SAI. In addition, each Fund's complete monthly portfolio holdings are generally available to you 30 days after the end of the period on the HighMark Funds' website by clicking on "Our Funds," selecting a Fund and clicking on "Composition."



Note that the Funds or their adviser may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders. Once posted, the above information will remain available on the web site until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.



DISTRIBUTIONS



As a mutual fund shareholder, you may receive capital gains and/or income from your investment. Each of the HighMark Equity Funds may periodically declare and pay dividends from net investment income separately for each class of Shares. Each of the HighMark Fixed-Income Funds may declare and pay monthly dividends separately for each class of Shares from any net tax-exempt income and/or net taxable investment income. Each of the Asset Allocation Portfolios may declare and pay dividends from net investment income quarterly. Each Fund expects to distribute substantially all of its income and capital gains annually. None of the Funds has a targeted dividend rate and none of them guarantees that it will pay any dividends or other distributions.


We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s) unless you notify our Transfer Agent that you want to receive your distributions in cash. If you are a shareholder of a Fixed-Income Fund, you may also notify our Transfer Agent to reinvest any income and capital gains distributions in the same class of an Equity Fund. To make either type of notification, send a letter with your request, including your name and account number to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash.

TAXES


Your mutual fund investments may have a considerable impact on your tax situation. We have summarized some of the main U.S. federal income tax considerations generally applicable to investments in a Fund. Note, however, that the following is general information and your investment in a Fund may have other tax implications. The information below will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan.



IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF THE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.


END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation, including possible foreign, state and local taxes. You can find more information about the potential tax consequences of mutual fund investing in the SAI.

TAXATION OF SHAREHOLDER TRANSACTIONS

An exchange of a HighMark Fund's shares for shares of another HighMark Fund will be treated as a sale of the HighMark Fund's shares and, as with all sales and redemptions of HighMark Fund shares, any gain on the transaction will be subject to tax.

                                  PROSPECTUS 73


TAXES ON FUND DISTRIBUTIONS


- FEDERAL TAXES: For federal income tax purposes, distributions of net investment income that you receive from a Fund are generally taxable as ordinary income. Distributions of gains from the sale of investments that a Fund owned for one year or less also will be taxable as ordinary income (regardless of how long you've owned Shares in the Fund). For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from "qualified dividend income," if any, will be taxed at the rate applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. The Fixed-Income Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income. An Asset Allocation Portfolio will not be able to offset gains realized by one fund in which it invests against losses realized by another fund in which it invests, until it disposes of shares of the fund that realized such losses. The use of a fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders, and, therefore, may increase the amount of taxes payable by the shareholders.


- STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund.


- TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains (regardless of how long you've owned Shares in the Fund). Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning before January 1, 2011. Some states also tax long-term capital gain distributions at a special rate.


- "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

- REINVESTMENT: A Fund's distributions are taxable, whether received in cash or reinvested in additional Shares of the Fund.


SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND AND THE NATIONAL INTERMEDIATE TAX-FREE BOND FUND: Distributions from the California Intermediate Tax-Free Bond Fund and the National Intermediate Tax-Free Bond Fund that are properly designated as "exempt-interest dividends" (that is, distributions of net income from tax-exempt securities that are properly designated by the Fund) generally will be exempt from federal income tax. Distributions that are properly designated as exempt-interest dividends may be subject to state and local taxes, although distributions derived by the California Intermediate Tax-Free Bond Fund will be exempt from California personal income tax if (1) at the close of each quarter of the company's taxable year at least 50% of the value of its total assets consist of obligations the interest from which would be exempt from California taxation if such obligations were held by an individual and (2) if such dividends are properly designated as exempt-interest dividends in a written notice mailed to shareholders no later than 60 days after the close of the company's taxable year. The Funds' portfolio managers expect that substantially all of the income the California Intermediate Tax-Free Bond Fund generates will be exempt from federal and California state personal income taxes, and virtually all of the income the National Intermediate Tax-Free Bond Fund generates will be exempt from federal personal income tax. Distributions from the California Intermediate Tax-Free Bond Fund and the National Intermediate Tax-Free Bond Fund, if any, that do not constitute exempt-interest dividends generally will be taxable as ordinary income, except that any distributions of net capital gains will be taxable as long-term capital gains. Gains realized by the Fund on the sale or exchange of investments that generate tax-exempt income will be taxable to shareholders. If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, investing in these Funds may have on the federal taxation of such benefits. In addition, some of the income from these Funds may be included in the computation of federal and state alternative minimum tax liability, for both individual and corporate shareholders.


SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS: Special withholding and filing rules apply to foreign shareholders. Please consult the SAI and your tax adviser for additional information.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. SEE THE SAI FOR FURTHER DETAILS. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES


AUTOMATIC INVESTMENT PLAN (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per HighMark Fund is $100.* AIP is available only to current shareholders who wish to make additional investments to their existing account(s).


To take part in AIP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

                                  74 PROSPECTUS


HIGHMARK FUNDS

* There is a $50 monthly minimum for current or retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California and its affiliates who were participating in HighMark Funds' AIP on or before December 11, 1998.


SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark Funds' Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum withdrawal is $100 per HighMark Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.


To participate in SWP, you must:


-    Have at least $5,000 in your HighMark Fund account(s), and


-    Have your dividends automatically reinvested.

BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:


SWP via check will only run on the 25th of each month. SWP via the Automated Clearing House ("ACH") can be run on any date. If your automatic withdrawals through SWP exceed the income your HighMark Fund(s) normally pay, your withdrawals may, over time, deplete your original investment--or exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per Share of your HighMark Fund(s) may also deplete your principal.


To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (which may require a medallion guarantee).

Please contact HighMark Funds at 1-800-433-6884 for more information.

SYSTEMATIC EXCHANGE PLAN: HighMark Funds' Systematic Exchange Plan allows shareholders of a class of HighMark Money Market or Fixed-Income Funds to make regular exchanges from their accounts into the same class of a HighMark Equity Fund. The minimum exchange is $100 per HighMark Equity Fund. You can choose to make these exchanges on a monthly, quarterly, semi-annual or annual basis for a fixed period of time.

To participate in the Systematic Exchange Plan, you must:

- Have at least $5,000 in your HighMark Money Market or Fixed-Income Fund account(s).

-    Have your dividends automatically reinvested.

To take part in the Systematic Exchange Plan, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

MORE ABOUT HIGHMARK FUNDS

INVESTMENT MANAGEMENT

INVESTMENT ADVISER


HighMark Capital Management, Inc. serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds' Board of Trustees. HighMark Capital Management, Inc. also serves as the administrator of the HighMark Funds.



HighMark Capital Management, Inc. is a subsidiary of Union Bank of California, N.A., which is a subsidiary of UnionBanCal Corporation. UnionBanCal Corporation is a publicly held corporation which is principally held by The Bank of Tokyo-Mitsubishi UFJ, Ltd. (BTMU). BTMU is in turn a wholly owned subsidiary of Mitsubishi UFJ Financial Group, Inc. As of September 30, 2008, HighMark Capital Management, Inc. had approximately $__ billion in assets under management. HighMark Capital Management, Inc. (and its predecessors) has been providing investment management services to individuals, institutions and large corporations since 1919.



Over the past fiscal year, the Funds paid the following management fees to HighMark Capital Management, Inc.:



                                                % OF
FUND                                         NET ASSETS
----                                         ----------
Balanced Fund                                    __%
Cognitive Value Fund                             __%
Core Equity Fund                                 __%
Enhanced Growth Fund                             __%
International Opportunities Fund                 __%
Large Cap Growth Fund                            __%
Large Cap Value Fund                             __%
Small Cap Advantage Fund                         __%
Small Cap Value Fund                             __%
Value Momentum Fund                              __%
Bond Fund                                        __%
California Intermediate Tax-Free Bond Fund       __%
National Intermediate Tax-Free Bond Fund         __%
Short Term Bond Fund                             __%
Income Plus Allocation Fund                      __%
Growth & Income Allocation Fund                  __%
Capital Growth Allocation Fund                   __%
Diversified Equity Allocation Fund               __%


*    A portion of the management fee is used to pay the Fund's sub-adviser.


For its advisory services to the Fundamental Equity Fund, HighMark Capital Management is entitled to receive

                                  PROSPECTUS 75



management fees at an annual rate of 0.60% of the Fund's average daily net assets.



A discussion regarding the basis for HighMark Funds' Board of Trustees approving the advisory agreement between HighMark Capital Management, Inc. and HighMark Funds is available in HighMark Funds' Annual Report to shareholders for the fiscal year ending July 31, 2008.


SUB-ADVISERS

LARGE CAP VALUE FUND. Aronson+Johnson+Ortiz, LP ("AJO") serves as the sub-adviser to the Large Cap Value Fund. Under an investment sub-advisory agreement between AJO and HighMark Capital Management, AJO makes day-to-day investment decisions for the Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds.


AJO is a registered investment adviser under the Investment Advisers Act of 1940 and is organized as a Delaware limited partnership. As of September 30, 2008, AJO managed approximately $__ billion in assets.


SMALL CAP VALUE FUND. LSV Asset Management ("LSV") serves as sub-adviser to the Small Cap Value Fund. Under an investment sub-advisory agreement between LSV and HighMark Capital Management, LSV makes day-to-day investment decisions for the Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds.


LSV is a registered investment adviser under the Investment Company Act of 1940 and is organized as a Delaware partnership. The general partners of LSV have developed quantitative value analysis methodology and software, which has been used to manage assets over the past 12 years. As of September 30, 2008, LSV had approximately $___ billion in assets under management.


COGNITIVE VALUE FUND, ENHANCED GROWTH FUND AND INTERNATIONAL OPPORTUNITIES FUND. Bailard, Inc. ("Bailard") serves as the sub-adviser to the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund. Under investment sub-advisory agreements between Bailard and HighMark Capital Management, Bailard makes day-to-day investment decisions for each of the Funds, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds. Prior to serving as sub-adviser to the Funds, Bailard was the adviser to each Fund's Predecessor Fund.


Bailard is a registered investment adviser under the Investment Advisers Act of 1940 and is organized as a California corporation. As of September 30, 2008, Bailard had approximately $__ billion in assets under management.


OTHER ARRANGEMENTS

Shareholders will be notified of any changes in sub-advisers. Shareholders of a Fund have the right to terminate a sub-advisory agreement for a Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.


In addition to the asset based sub-advisory fee that it pays to Bailard, HighMark Capital Management has agreed to make certain periodic payments, out of its own resources, to Bailard. The amount of these additional payments will be based on the average daily net assets of the Class M Shares of the Enhanced Growth Fund, the Cognitive Value Fund and the International Opportunities Fund held by Bailard's clients. Clients of Bailard pay investment advisory fees to Bailard in connection with the management of the clients' assets, a portion of which may be invested in one or more of the Enhanced Growth Fund, the Cognitive Value Fund and the International Opportunities Fund. Bailard has agreed with its clients that the amount of the advisory fee paid by the client (whether directly to Bailard or indirectly through Bailard's management of investment vehicles in which the client invests) will equal a fixed percentage of the value of the client's account with Bailard. As a result, the direct fee that Bailard receives from its clients will be reduced by the amount of the investment advisory fee (i.e., the fee paid to HighMark Capital Management) that such clients indirectly incur as shareholders of such Funds. The additional payments by HighMark Capital Management are intended to allow Bailard to reduce the amount of advisory fees that its clients directly incur, as it has done historically, so that these clients do not bear investment advisory fees greater than those agreed to between the client and Bailard. These periodic payments, which are solely the obligation of HighMark Capital Management, are separate from and in addition to the sub-advisory fees paid to Bailard described above. From August 1, 2007 through July 31, 2008, HighMark Capital Management made payments of this type to Bailard totaling approximately $2,019,000.

                                  76 PROSPECTUS


HIGHMARK FUNDS

PORTFOLIO MANAGERS

The table below tells you which portfolio managers are responsible for making the day-to-day investment decisions for each Fund. The professional biographies of the portfolio managers follow the table. The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.


HIGHMARK FUND                                PORTFOLIO MANAGER(S)
------------------------------------------   -------------------------------------------------------------
Balanced Fund                                David J. Goerz III, Kenneth Wemer, George Rokas,
                                             E. Jack Montgomery(1)
Cognitive Value Fund                         Thomas J. Mudge, George Sokoloff(2)
Core Equity Fund                             David J. Goerz III, Richard Rocke(3)
Enhanced Growth Fund                         Sonya Thadhani
Fundamental Equity Fund                      Kenneth Wemer, George Rokas(3)
International Opportunities Fund             Peter M. Hill, Anthony Craddock, Eric P. Leve(4)
Large Cap Growth Fund                        Kenneth Wemer, George Rokas(3)
Large Cap Value Fund                         Theodore R. Aronson, Stefani Cranston, Kevin M. Johnson,
                                             Stuart P. Kaye, Gina Marie N. Moore, Martha E Ortiz, R. Brian
                                             Wenzinger(5)
Small Cap Advantage Fund                     David J. Goerz III, Richard Rocke(3)
Small Cap Value Fund                         Josef Lakonishok, Menno Vermeulen, Puneet Mansharamani(5)
Value Momentum Fund                          Richard Earnest, Keith Stribling, Todd Lowenstein(3)
Bond Fund                                    E. Jack Montgomery, Gregory Lugosi(6)
California Intermediate Tax-Free Bond Fund   Robert Bigelow, Raymond Mow(7)
National Intermediate Tax-Free Bond Fund     Robert Bigelow, Raymond Mow(7)
Short Term Bond Fund                         E. Jack Montgomery, Gregory Lugosi(6)
Income Plus Allocation Fund                  David J. Goerz III
Growth & Income Allocation Fund              David J. Goerz III
Capital Growth Allocation Fund               David J. Goerz III
Diversified Equity Allocation Fund           David J. Goerz III


(1) Mr. Goerz is responsible for asset allocation decisions; Mr. Wemer is responsible for sector allocation and security selection within the equity portion of the Fund's portfolio and Mr. Rokas provides day-to-day support to Mr. Wemer in the management of the equity portion of the Fund; Mr. Montgomery is responsible for the management of the fixed income portion of the Fund's portfolio.

(2)  Mr. Mudge is the lead manager.

(3)  Co-managers.


(4)  Mr. Hill is the lead manager.



(5) Investment decisions are made according to a quantitative model and implemented by the team of portfolio managers.



(6) Mr. Montgomery is the lead manager and is responsible for duration policy, sector allocation and security selection; Mr. Lugosi is responsible for trade execution.



(7)  Mr. Bigelow is the lead manager.

                                  PROSPECTUS 77



PORTFOLIO MANAGER         LENGTH OF SERVICE WITH HIGHMARK FUND         BUSINESS EXPERIENCE DURING PAST FIVE YEARS
-----------------     --------------------------------------------   ----------------------------------------------
Theodore R. Aronson   Large Cap Value Fund since 2003.               Managing principal and portfolio manager of
                                                                     ARONSON+ JOHNSON+ORTIZ since 1984.

Robert Bigelow        California Intermediate Tax-Free Bond Fund     Vice President and Director of Municipal
                      since 1994;                                    Securities of HighMark Capital Management,
                      National Intermediate Tax-Free Bond Fund       Inc.; associated with HighMark Capital
                      since 1996.*                                   Management and its predecessors since 1994.

Anthony Craddock      International Opportunities Fund               Senior Vice President of Bailard, Inc.;
                      since 2006.                                    employee of Bailard since 1997.

Stefani Cranston      Large Cap Value Fund since 2003.               Principal of ARONSON+JOHNSON+ORTIZ (AJO);
                                                                     portfolio manager and portfolio and financial
                                                                     accountant for AJO since 1991.

Richard Earnest       Value Momentum Fund since 1991.**              Senior Vice President and Director of Value
                                                                     Momentum for HighMark Capital Management,
                                                                     Inc.; associated with HighMark Capital
                                                                     Management and its predecessors since 1964.

David J. Goerz III    Balanced Fund since 2005; Core Equity Fund     Senior Vice President, Chief Investment
                      since 2005;                                    Officer and Portfolio Manager of HighMark
                      Small Cap Advantage Fund since 2007;           Capital Management, Inc. since 2006; Senior
                      Income Plus Allocation Fund since 2004;        Vice President, Chief Investment Officer -
                      Growth & Income Plus Allocation Fund           Equity and Portfolio Manager of HighMark
                      since 2004;                                    Capital Management, Inc. from 2003 to 2005;
                      Capital Growth Allocation Fund since 2004;     Chief Investment Officer of Morningstar
                      Diversified Equity Allocation Fund since       Associates from 2002 to 2003; Vice President
                      2006.                                          and Global Asset Allocation Research and
                                                                     Portfolio Manager for Wellington Management
                                                                     Company from 1995-2002.

Peter M. Hill         International Opportunities Fund since 2006.   Chief Executive Officer of Bailard, Inc.
                                                                     overseeing the management of Bailard
                                                                     International Equity Fund, the Fund's
                                                                     Predecessor Fund, along with the other
                                                                     investment products managed by Bailard, Inc.,
                                                                     which he continues to oversee; serves as an
                                                                     officer and/or director of certain affiliates
                                                                     of Bailard, Inc.; formerly, served as Chief
                                                                     Investment Officer of Bailard, Inc. and as
                                                                     Chairman of the Board of Directors of Bailard
                                                                     Opportunity Fund Group, Inc.

Kevin M. Johnson      Large Cap Value Fund since 2003.               Principal and portfolio manager of
                                                                     ARONSON+JOHNSON+ORTIZ (AJO) since 1993;
                                                                     directs AJO's research and development
                                                                     efforts.

                                 78 PROSPECTUS


HIGHMARK FUNDS

PORTFOLIO MANAGERS (CONTINUED)


PORTFOLIO MANAGER         LENGTH OF SERVICE WITH HIGHMARK FUND         BUSINESS EXPERIENCE DURING PAST FIVE YEARS
-----------------     --------------------------------------------   ----------------------------------------------
Stuart P. Kaye        Large Cap Value Fund since 2008.               Principal of ARONSON+JOHNSON+ORTIZ (AJO) since
                                                                     2008. Head of research at Invesco prior to
                                                                     joining AJO.

Josef Lakonishok      Small Cap Value Fund since 2001.               Chief Executive Officer, Chief Investment
                                                                     Officer, Partner and Portfolio Manager of LSV
                                                                     Asset Management since 1994; William G. Karnes
                                                                     Professor of Finance at the College of
                                                                     Commerce & Business Administration at the
                                                                     University of Illinois at Urbana-Champaign
                                                                     since 1987.

Eric P. Leve          International Opportunities Fund since 2006.   Senior Vice President of Bailard, Inc. and
                                                                     co-manager of Bailard Inc.'s separate account
                                                                     bond portfolios; employee of Bailard since
                                                                     1987.

Todd Lowenstein       Value Momentum Fund since 2001.                Vice President and Director of Value Momentum
                                                                     for HighMark Capital Management, Inc. since
                                                                     2001; worked at JP Morgan and as senior
                                                                     manager at KPMG Peat Marwick prior to joining
                                                                     HighMark Capital Management.

Gregory Lugosi        Bond Fund since 1994;                          Vice President and Fund Manager for HighMark
                      Short Term Bond Fund since 2004.               Capital Management, Inc.; associated with
                                                                     HighMark Capital Management and its
                                                                     predecessors since 1991.

Puneet Mansharamani   Small Cap Value Fund since 2006.               Partner and Portfolio Manager of LSV since
                                                                     2006; Quantitative Analyst at LSV since 2000.

E. Jack Montgomery    Balanced Fund since 2000;                      Vice President and Director of Fixed Income of
                      Bond Fund since 1994;                          HighMark Capital Management, Inc.; associated
                      Short Term Bond Fund since 2004.               with HighMark Capital Management and its
                                                                     predecessors since 1994.

Gina Marie N. Moore   Large Cap Value Fund since 2003.               Principal of ARONSON+JOHNSON+ORTIZ (AJO);
                                                                     portfolio manager and research analyst of AJO
                                                                     since 1998; also focuses on marketing for AJO.

                                  PROSPECTUS 79



PORTFOLIO MANAGER         LENGTH OF SERVICE WITH HIGHMARK FUND         BUSINESS EXPERIENCE DURING PAST FIVE YEARS
-----------------     --------------------------------------------   ----------------------------------------------
Raymond Mow           California Intermediate Tax-Free Bond Fund     Vice President and Fixed Income Funds Manager
                      since 1995;                                    of HighMark Capital Management, Inc.;
                      National Intermediate Tax-Free Bond Fund       associated with HighMark Capital Management
                      since 1996.***                                 and its predecessors since 1995.

Thomas J. Mudge III   Cognitive Value Fund since 2006.               Portfolio manager of Bailard Cognitive Value
                                                                     Fund, the Fund's Predecessor Fund, from 2001
                                                                     to 2006; lead portfolio manager of the
                                                                     Cognitive Value Fund's portfolio management
                                                                     team since 2007; Senior Vice President of
                                                                     Bailard, Inc. and part of Bailard, Inc.'s
                                                                     domestic equity management team since 1987.

Martha E. Ortiz       Large Cap Value Fund since 2003.               Principal of ARONSON+JOHNSON+ORTIZ (AJO);
                                                                     portfolio manager of AJO since 1987; oversees
                                                                     trading and is in charge of portfolio
                                                                     implementation for AJO.

Richard Rocke         Core Equity Fund since 2005;                   Vice President and Director of Quantitative
                      Small Cap Advantage Fund since 2007.           Strategies Group for HighMark Capital
                                                                     Management, Inc.; associated with HighMark
                                                                     Capital Management since 1999.

George Rokas          Balanced Fund since 2005;                      Vice President and Senior Equity Research
                      Fundamental Equity Fund since 2008;            Analyst/Portfolio Manager for HighMark Capital
                      Large Cap Growth Fund since 2006.              Management, Inc.; associated with HighMark
                                                                     Capital Management and its predecessors since
                                                                     1990 (1990-1997 and 1999-present).

George Y. Sokoloff    Cognitive Value Fund since 2007.               Member of the Cognitive Value Fund's portfolio
                                                                     management team since 2007; Vice President and
                                                                     research analyst for Bailard, Inc. since 2006;
                                                                     developed quantative stock selection models
                                                                     for StarMine prior to joining Bailard, Inc.

Keith Stribling       Value Momentum Fund since 1998.                Vice President and Director of Value Momentum
                                                                     for HighMark Capital Management Inc.;
                                                                     associated with HighMark Capital Management
                                                                     and its predecessors since 1995.

                                 80 PROSPECTUS


HIGHMARK FUNDS


PORTFOLIO MANAGER         LENGTH OF SERVICE WITH HIGHMARK FUND         BUSINESS EXPERIENCE DURING PAST FIVE YEARS
-----------------     --------------------------------------------   ----------------------------------------------
Sonya Thadhani        Enhanced Growth Fund since 2006.               Portfolio manager of Bailard Enhanced Growth
                                                                     Fund, the Fund's Predecessor Fund, from 2005
                                                                     to 2006; Chief Investment Officer of Bailard,
                                                                     Inc. and part of Bailard, Inc's domestic
                                                                     equity management team since 1994.

Menno Vermeulen       Small Cap Value Fund since 2001.               Partner since 1998 and Portfolio Manager and
                                                                     Senior Quantitative Analyst of LSV Asset
                                                                     Management since 1995.

Kenneth Wemer         Balanced Fund since 2005;                      Vice President and Director of Equity Research
                      Fundamental Equity Fund since 2008;            for HighMark Capital Management, Inc.,
                      Large Cap Growth Fund since 2006.              associated with HighMark Capital Management
                                                                     since 2003; Research Analyst for Jurika &
                                                                     Voyles from 1994 to 2003.

R. Brian Wenzinger    Large Cap Value Fund since 2003.               Principal of ARONSON+JOHNSON+ORTIZ (AJO);
                                                                     portfolio manager and research analyst of AJO
                                                                     since 2000.


* Mr. Bigelow was the portfolio manager of Stepstone California Intermediate Tax-Free Bond Fund prior to its consolidation with HighMark California Intermediate Tax-Free Bond Fund in 1997. Mr. Bigelow was the portfolio manager of the common trust funds prior to their consolidations with HighMark National Intermediate Tax-Free Bond Fund in 2002 and 2003.

** Mr. Earnest was the portfolio manager of Stepstone Value Momentum Fund prior to its consolidation with HighMark Value Momentum Fund in 1997.

*** Mr. Mow was the back-up portfolio manager of Stepstone California Intermediate Tax-Free Bond Fund prior to its consolidation with HighMark California Intermediate Tax-Free Bond Fund in 1997. Mr. Mow was the back-up portfolio manager of the common trust funds prior to their consolidations with HighMark National Intermediate Tax-Free Bond Fund in 2002 and 2003.

                                  PROSPECTUS 81


FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by _______ as noted in its report dated _________. This report, along with the Funds' financial statements, is incorporated by reference in the SAI, which is available upon request.



                   Investment Activities
                  ----------------------
                                 Net
                               Realized
           Net                   and                   Dividends and
          Asset               Unrealized               Distributions       Total
          Value,      Net        Gain               ------------------     from
        Beginning Investment    (Loss)      Total       Net              Dividends
            of      Income        on        from    Investment Capital      and     Redemption
          Period    (Loss)+  Investments Operations   Income    Gains  Distributios    Fees
        --------- ---------- ----------- ---------- ---------- ------- ------------ ----------
BALANCED FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008      $_____    $_____     $_____      $_____    $ _____   $ _____   $ _____      $_____
2007       14.06     0.296      1.300       1.596     (0.301)   (0.405)   (0.706)         --
2006       13.81     0.257      0.258       0.515     (0.265)       --    (0.265)         --
2005       12.90     0.267      0.922       1.189     (0.279)       --    (0.279)         --
2004       12.10     0.171      0.796       0.967     (0.167)       --    (0.167)         --

COGNITIVE VALUE FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008      $_____    $_____     $ _____     $ _____   $ _____   $ _____  $ _____      $_____
2007       13.03     0.078       1.475       1.553    (0.059)   (1.494)  (1.553)         --
2006(1)    13.38     0.011      (0.361)     (0.350)       --        --       --          --

CORE EQUITY FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008      $_____    $_____     $ _____     $ _____   $ _____   $ _____  $ _____      $_____
2007        8.78     0.104       1.178       1.282    (0.102)       --   (0.102)         --
2006        8.10     0.088       0.680       0.768    (0.088)       --   (0.088)         --
2005        7.36     0.101       0.738       0.839    (0.099)       --   (0.099)         --
2004        6.73     0.029       0.630       0.659    (0.029)       --   (0.029)         --

ENHANCED GROWTH FUND
FIDUCIARY SHARES
For the period ended July 31,:
2008      $_____    $_____     $ _____     $ _____   $ _____   $ _____  $ _____      $_____

INTERNATIONAL OPPORTUNITIES FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008      $_____    $_____     $ _____     $ _____   $ _____   $ _____  $ _____      $_____
2007      $ 8.53    $0.154     $ 2.203     $ 2.357   $(0.128)  $(0.829) $(0.957)     $   --
2006(2)     8.69     0.073      (0.233)     (0.160)       --        --        --         --


                                                Ratio
                                             of Expenses
                                              to Average
                                                 Net
                                                Assets      Ratio
          Net                                 Excluding    of Net
         Asset             Net                   Fee     Investment
        Value,           Assets,   Ratio of    Waivers     Income
          End              End     Expenses      and       (Loss)   Portfolio
          of     Total  of Period to Average  Reduction  to Average  Turnover
        Period Return**   (000)   Net Assets of Expenses Net Assets    Rate
        ------ -------- --------- ---------- ----------- ---------- ---------
BALANCED FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008    $_____   _____%  $_______    ____%       ____%      ____%     ____%
2007     14.95   11.47     33,427    0.94        1.12       1.99        23
2006     14.06    3.77     37,571    0.92        1.10       1.85        16
2005     13.81    9.32     59,278    0.95        1.19       2.00        57
2004     12.90    8.01    118,555    0.94        1.12       1.32        97

COGNITIVE VALUE FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008    $_____   _____%  $_______    ____%       ____%      ____%     ____%
2007     13.03   11.97   $  2,270    0.94        1.23       0.58       103
2006(1)   13.03   (2.62)     1,728    0.39*       0.39*      1.08*       76

CORE EQUITY FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008    $_____   _____%  $_______    ____%       ____%      ____%     ____%
2007      9.96   14.61%   127,266    0.91        1.08       1.05        79
2006      8.78    9.53    110,720    0.91        1.07       1.04        72
2005      8.10   11.47    106,413    0.93        1.18       1.31       101
2004      7.36    9.80    113,334    0.92        1.10       0.38       119

ENHANCED GROWTH FUND
FIDUCIARY SHARES
For the period ended July 31,:
2008    $_____   _____%  $_______    ____%       ____%      ____%     ____%

INTERNATIONAL OPPORTUNITIES FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008    $_____   _____%  $_______    ____%       ____%      ____%     ____%
2007    $ 9.93   29.30%  $ 60,509    1.26%       1.48%      1.65%       32%
2006(2)   8.53   (1.84)    13,422    1.29*       1.34*      2.65*       48


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

*    Annualized.

** Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.

+    Per share amounts calculated using average shares method.

++   Represents a $0.005 return of capital for tax purposes.

(1)  Commenced operations on July 3, 2006.

(2)  Commenced operations on April 4, 2006.

                                  82 PROSPECTUS


HIGHMARK FUNDS


                   Investment Activities
                  ----------------------
                                 Net
                               Realized
           Net                   and                   Dividends and
          Asset               Unrealized               Distributions       Total
          Value,      Net        Gain               ------------------     from
        Beginning Investment    (Loss)      Total       Net              Dividends
            of      Income        on        from    Investment Capital      and     Redemption
          Period    (Loss)+  Investments Operations   Income    Gains  Distributios    Fees
        --------- ---------- ----------- ---------- ---------- ------- ------------ ----------
LARGE CAP GROWTH FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008
2007        8.77     0.040      1.231       1.271     (0.011)       --    (0.011)         --
2006        8.61     0.009      0.170       0.179     (0.019)       --    (0.019)         --
2005        7.50     0.042      1.094       1.136     (0.026)       --    (0.026)         --
2004        7.25    (0.012)     0.236       0.224         --        --        --       0.026

LARGE CAP VALUE FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008
2007       13.67     0.211      1.483       1.694     (0.204)       --    (0.204)         --
2006       12.49     0.161      1.182       1.343     (0.163)       --    (0.163)         --
2005       10.41     0.133      2.077       2.210     (0.130)       --    (0.130)         --
2004        8.74     0.100      1.670       1.770     (0.100)       --    (0.100)         --

SMALL CAP ADVANTAGE FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008
2007(1)    20.00     0.052     (1.222)     (1.170)        --        --        --          --

SMALL CAP VALUE FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008
2007       18.12     0.215      1.128       1.343     (0.180)   (2.234)   (2.414)      0.001
2006       19.55     0.115     (0.156)     (0.041)    (0.080)   (1.309)   (1.389)         --
2005       16.05     0.078      4.474       4.552     (0.019)   (1.033)   (1.052)         --
2004       13.53     0.037      2.758       2.795     (0.072)   (0.203)   (0.275)         --

VALUE MOMENTUM FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008
2007       23.25     0.343      3.381       3.724     (0.343)   (2.421)   (2.764)         --
2006       24.07     0.314      1.777       2.091     (0.311)   (2.600)   (2.911)         --
2005       22.58     0.324      3.368       3.692     (0.340)   (1.862)   (2.202)         --
2004       20.72     0.277      2.899       3.176     (0.284)   (1.032)   (1.316)         --

BOND FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008
2007       10.35     0.505      0.046       0.551     (0.501)       --    (0.501)         --
2006       10.75     0.496     (0.384)      0.112     (0.512)       --    (0.512)         --
2005       10.79     0.483     (0.019)      0.464     (0.504)       --    (0.504)         --
2004       10.80     0.492      0.009       0.501     (0.511)       --    (0.511)         --


                                                Ratio
                                             of Expenses
                                              to Average
                                                 Net
                                                Assets      Ratio
          Net                                 Excluding    of Net
         Asset             Net                   Fee     Investment
        Value,           Assets,   Ratio of    Waivers     Income
          End              End     Expenses      and       (Loss)   Portfolio
          of     Total  of Period to Average  Reduction  to Average  Turnover
        Period Return**   (000)   Net Assets of Expenses Net Assets    Rate
        ------ -------- --------- ---------- ----------- ---------- ---------
LARGE CAP GROWTH FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008
2007     10.03    14.50   110,600     0.93       1.09        0.42        88
2006      8.77     2.07   103,454     0.89       1.07        0.10        68
2005      8.61    15.16   129,824     0.94       1.16        0.53        73
2004      7.50     3.45   137,682     0.94       1.13       (0.15)       93

LARGE CAP VALUE FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008
2007     15.16    12.40%  216,156     0.89       1.08        1.39        84
2006     13.67    10.82   168,092     0.92       1.08        1.23        81
2005     12.49    21.35   123,343     0.93       1.17        1.15        99
2004     10.41    20.32    87,181     0.93       1.12        1.00        86

SMALL CAP ADVANTAGE FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008
2007(1)  18.83    (5.85)   27,572     1.30*      1.60*       0.61*       26

SMALL CAP VALUE FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008
2007     17.05     6.83   178,805     1.34       1.48        1.16        46
2006     18.12    (0.01)  164,131     1.32       1.49        0.62        35
2005     19.55    29.10   135,231     1.33       1.55        0.45        27
2004     16.05    20.72   101,687     1.32       1.50        0.23        20

VALUE MOMENTUM FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008
2007     24.21    16.38   445,763     0.94       1.08        1.41        19
2006     23.25     9.32   434,080     0.93       1.08        1.35        21
2005     24.07    16.96   430,755     0.94       1.13        1.40        18
2004     22.58    15.69   389,658     0.92       1.11        1.25        20

BOND FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008
2007     10.40     5.40   352,610     0.74       0.99        4.81        16
2006     10.35     1.08   396,003     0.74       0.99        4.71        20
2005     10.75     4.35   429,614     0.75       1.04        4.44        11
2004     10.79     4.68   451,384     0.75       1.01        4.49        45


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

*    Annualized.

** Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.

+    Per share amounts calculated using average shares method.

(1)  Commenced operations on March 1, 2007.

                                  PROSPECTUS 83



                   Investment Activities
                  ----------------------
                                 Net
                               Realized
           Net                   and                   Dividends and
          Asset               Unrealized               Distributions       Total
          Value,      Net        Gain               ------------------     from
        Beginning Investment    (Loss)      Total       Net              Dividends
            of      Income        on        from    Investment Capital      and     Redemption
          Period    (Loss)+  Investments Operations   Income    Gains  Distributios    Fees
        --------- ---------- ----------- ---------- ---------- ------- ------------ ----------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008
2007        9.81     0.361     (0.047)      0.314     (0.368)   (0.036)   (0.404)         --
2006       10.12     0.370     (0.208)      0.162     (0.372)   (0.100)   (0.472)         --
2005       10.32     0.381     (0.099)      0.282     (0.382)   (0.100)   (0.482)         --
2004       10.35     0.386     (0.006)      0.380     (0.390)   (0.020)   (0.410)         --

NATIONAL INTERMEDIATE TAX-FREE BOND FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008
2007       10.92     0.433     (0.033)      0.400     (0.441)   (0.039)  $(0.480)         --
2006       11.25     0.442     (0.231)      0.211     (0.451)   (0.090)   (0.541)         --
2005       11.52     0.459     (0.182)      0.277     (0.459)   (0.088)   (0.547)         --
2004       11.61     0.474     (0.106)      0.368     (0.457)   (0.001)   (0.458)         --

SHORT TERM BOND FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008
2007        9.76     0.406      0.055       0.461     (0.401)       --    (0.401)         --
2006        9.84     0.346     (0.085)      0.261     (0.341)       --    (0.341)         --
2005(1)    10.00     0.209     (0.176)      0.033     (0.193)       --    (0.193)         --

INCOME PLUS ALLOCATION FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008
2007(2)    21.86     0.409      0.348       0.757     (0.482)   (0.285)   (0.767)         --

GROWTH & INCOME ALLOCATION FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008
2007(2)    23.75     0.035      1.130       1.165     (0.407)   (0.278)   (0.685)         --

CAPITAL GROWTH ALLOCATION FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008
2007(2)    25.10     0.140      1.218       1.358     (0.419)   (0.319)   (0.738)         --

DIVERSIFIED EQUITY ALLOCATION FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008
2007(2)    20.00     0.239      0.973       1.212     (0.242)       --    (0.242)         --


                                                Ratio
                                             of Expenses
                                              to Average
                                                 Net
                                                Assets      Ratio
          Net                                 Excluding    of Net
         Asset             Net                   Fee     Investment
        Value,           Assets,   Ratio of    Waivers     Income
          End              End     Expenses      and       (Loss)   Portfolio
          of     Total  of Period to Average  Reduction  to Average  Turnover
        Period Return**   (000)   Net Assets of Expenses Net Assets    Rate
        ------ -------- --------- ---------- ----------- ---------- ---------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008
2007      9.72     3.24    89,852     0.49       1.00        3.67         2
2006      9.81     1.65    95,266     0.50       1.00        3.72         5
2005     10.12     2.74   102,059     0.50       1.07        3.69         6
2004     10.32     3.68   120,494     0.50       1.02        3.68         1

NATIONAL INTERMEDIATE TAX-FREE BOND FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008
2007     10.84     3.72    67,896     0.28       1.01        3.95         4
2006     10.92     1.94    75,401     0.28       1.00        4.00         7
2005     11.25     2.42    90,137     0.28       1.07        4.01        14
2004     11.52     3.18    97,721     0.28       1.02        4.04         2

SHORT TERM BOND FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008
2007      9.82     4.81    54,638     0.65       0.92        4.13        33
2006      9.76     2.71    36,497     0.65       0.92        3.54        27
2005(1)   9.84     0.34    24,545     0.65*      1.11*       2.86*        9

INCOME PLUS ALLOCATION FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008
2007(2)  21.85     3.52       103     0.37*      0.77*       2.61*       12

GROWTH & INCOME ALLOCATION FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008
2007(2)  24.23     4.98         1     0.31*      0.67*       0.21*       13

CAPITAL GROWTH ALLOCATION FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008
2007(2)  25.72     5.50       770     0.31*      0.70*       0.75*       16

DIVERSIFIED EQUITY ALLOCATION FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008
2007(2)  20.97     6.10       183     0.33*      3.37*       1.67*       10


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

*    Annualized.

** Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.

+    Per share amounts calculated using average shares method.


(1)  Commenced operations on November 2, 2004.



(2)  Commenced operations on November 15, 2006.

                                  84 PROSPECTUS


HIGHMARK FUNDS
OTHER INVESTMENT MATTERS

No Fund is a complete investment program. The investment objectives or goals of the Funds and the investment policies of the Funds can be changed without shareholder approval, except for the policies that are identified as "fundamental" in the SAI.




ALLOCATION OF INVESTMENTS OF THE ASSET ALLOCATION PORTFOLIOS

Each of the Asset Allocation Portfolios invests its assets primarily in other mutual funds of HighMark Funds and unaffiliated mutual funds, which in turn invest in the stocks and/or bonds of entities in different industries, economic sectors and geographic regions. A description of the investment strategies of all of the underlying mutual funds of HighMark Funds in which the Asset Allocation Portfolios invest except for HighMark Diversified Money Market Fund can be found in the individual fund profiles set forth previously in this prospectus. A description of the investment strategies of the Diversified Money Market Fund can be found immediately following the table below. In addition, a description of the securities and techniques used by the underlying mutual funds of HighMark Funds in which the Asset Allocation Portfolios invest and the other Funds offered in this prospectus, as well as the main risks they pose, may be found below. For more information about the Diversified Money Market Fund see the its prospectus. In addition to the fees and expenses of the Asset Allocation Portfolios, shareholders of the Asset Allocation Portfolios will, unless otherwise waived, indirectly bear the fees and expenses of the underlying mutual funds, including, but not limited to, advisory fees, custodian fees and expenses, transfer agency fees and expenses, shareholder servicing fees and administration fees and expenses. The Asset Allocation Portfolios may also invest in equity securities, fixed income securities, derivatives, cash, cash equivalents and exchange traded funds as permitted by Federal law.

The Asset Allocation Portfolios target to invest their assets in the underlying funds of HighMark Funds and other investments within the ranges set forth in the following table:


                                       PERCENTAGE OF ASSETS INVESTED IN FUND
                                ---------------------------------------------------
                                               GROWTH &      CAPITAL    DIVERSIFIED
                                INCOME PLUS     INCOME       GROWTH        EQUITY
                                 ALLOCATION   ALLOCATION   ALLOCATION   ALLOCATION
FUND NAME                           FUND         FUND         FUND          FUND
---------                       -----------   ----------   ----------   -----------
Core Equity Fund                   5-30%        10-50%       15-60%        20-50%
Fundamental Equity Fund            5-30%        10-50%       15-60%        20-50%
Large Cap Growth Fund              0-20%         0-25%        0-30%         0-40%
Large Cap Value Fund               0-20%         0-25%        0-30%         0-40%
Small Cap Advantage Fund           0-10%         0-15%        0-20%         0-20%
Small Cap Value Fund               0-10%         0-15%        0-20%         0-20%
Value Momentum Fund                0-20%        10-30%       15-40%        10-50%



                                       PERCENTAGE OF ASSETS INVESTED IN FUND
                                ---------------------------------------------------
                                               GROWTH &      CAPITAL    DIVERSIFIED
                                INCOME PLUS     INCOME       GROWTH        EQUITY
                                 ALLOCATION   ALLOCATION   ALLOCATION   ALLOCATION
FUND NAME                           FUND         FUND         FUND         FUND
---------                       -----------   ----------   ----------   -----------
Bond Fund                          15-50%        5-40%        0-30%           0%
Short Term Bond Fund               15-50%        5-40%        0-30%         0-5%
Diversified Money Market Fund       0-40%        0-30%        0-20%         0-5%
Cognitive Value Fund                 0-5%        0-10%        0-10%        0-20%
Enhanced Growth Fund                 0-5%        0-10%        0-10%        0-10%
International Opportunities
   Fund                             0-10%        0-20%        0-25%        0-30%
Non-Affiliated Funds                0-10%        0-10%        0-10%        0-10%
Other Investments                   0-15%        0-15%        0-15%        0-15%



INVESTMENT STRATEGIES OF HIGHMARK DIVERSIFIED MONEY MARKET FUND. HighMark Diversified Money Market Fund seeks to generate current income with liquidity and stability of principal. To pursue this goal, the fund invests primarily in high-quality, short-term debt securities. "High-quality" securities are those that at least one nationally recognized rating agency such as S&P has judged financially strong enough to be included in its highest credit-quality category for short-term securities. The fund may also invest in nonrated securities if the portfolio managers believe they are of comparably high quality. In choosing investments for the fund, the portfolio managers consider several factors, including (1) the outlook for interest rates, (2) buying and selling activity in the high-quality, short-term securities market as a whole and/or individual securities, (3) current imbalances in the supply of high-quality, short-term securities relative to demand, and (4) the appropriateness of particular securities to the fund's objectives. To limit the fund's interest-rate risk, the fund's managers will maintain an average weighted portfolio maturity of 90 days or less. In addition, each individual security in the portfolio will have an effective maturity of no more than 397 days. Although the portfolio managers strive to ensure that the fund is diversified, from time to time they may concentrate the fund's assets in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks, to the extent permitted under applicable SEC guidelines, if they believe it is in the best interest of the fund's shareholders.

                                  PROSPECTUS 85



The Funds and HighMark Diversified Money Market Fund invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds and the Diversified Money Market Fund use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about the securities in which the Funds and the Diversified Money Market Fund may invest.



FUND NAME                                    FUND CODE
---------                                    ---------
Balanced Fund                                     1
Cognitive Value Fund                              2
Core Equity Fund                                  3
Enhanced Growth Fund                              4
Fundamental Equity Fund                           5
International Opportunities Fund                  6
Large Cap Growth Fund                             7
Large Cap Value Fund                              8
Small Cap Advantage Fund                          9
Small Cap Value Fund                             10
Value Momentum Fund                              11
Bond Fund                                        12
California Intermediate Tax-Free Bond Fund       13
National Intermediate Tax-Free Bond Fund         14
Short Term Bond Fund                             15
Income Plus Allocation Fund                      16
Growth & Income Allocation Fund                  17
Capital Growth Allocation Fund                   18
Diversified Equity Allocation Fund               19
Diversified Money Market Fund                    20



INSTRUMENT                                                         FUND CODE        RISK TYPE
----------                                                     ----------------   ------------------
ADJUSTABLE RATE MORTGAGE LOANS (ARMS): Loans in a mortgage     1,12,15-19         Prepayment
pool which provide for a fixed initial mortgage interest                          Market Credit
rate for a specified period of time, after which the rate                         Regulatory
may be subject to periodic adjustments.

AMERICAN DEPOSITORY RECEIPTS (ADRS): ADRs are foreign Shares   1-11,16-19         Market Political
of a company held by a U.S. bank that issues a receipt                            Foreign Investment
evidencing ownership. ADRs pay dividends in U.S. dollars.

ASSET-BACKED SECURITIES: Securities backed by company          1,12-20            Prepayment
receivables, home equity loans, truck and auto loans,                             Market Credit
leases, credit card receivables and other securities backed                       Regulatory
by other types of receivables or assets.

BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn   1-12,15-20         Credit
on and accepted by a commercial bank. They generally have                         Liquidity Market
maturities of six months or less.

BONDS: Interest-bearing or discounted government or            1-20               Market Credit
corporate securities that obligate the issuer to pay the                          Prepayment/Call
bondholder a specified sum of money, usually at specific
intervals, and to repay the principal amount of the loan at
maturity.

                                  86 PROSPECTUS


HIGHMARK FUNDS


INSTRUMENT                                                         FUND CODE        RISK TYPE
----------                                                     ----------------   ------------------
CALL AND PUT OPTIONS: A call option gives the buyer the        1-19               Management
right to buy, and obligates the seller of the option to                           Liquidity
sell, a security at a specified price. A put option gives                         Credit Market
the buyer the right to sell, and obligates the seller of the                      Leverage
option to buy, a security at a specified price.

CERTIFICATES OF DEPOSIT: Negotiable instruments with a         1-12,15-20         Market Credit
stated maturity.                                                                  Liquidity

COMMERCIAL PAPER: Secured and unsecured short-term             1-20               Credit Liquidity
promissory notes issued by corporations and other entities.                       Market
Their maturities generally vary from a few days to nine
months.

COMMON STOCK: Shares of ownership of a company.                1-11,16-19         Market

CONVERTIBLE SECURITIES: Bonds or preferred stock that          1-11,16-19         Market Credit
convert to common stock.

DEMAND NOTES: Securities that are subject to puts and          1-20               Market Liquidity
standby commitments to purchase the securities at a fixed                         Management
price (usually with accrued interest) within a fixed period
of time following demand by a fund.

DERIVATIVES: Instruments whose value is derived from an        1-20               Management Market
underlying contract, index or security, or any combination                        Credit Liquidity
thereof, including futures, options (e.g. puts and calls),                        Leverage
options on futures, swap agreements and some mortgage-                            Prepayment/Call
backed securities.                                                                Hedging

EXCHANGE TRADED FUNDS: Exchange traded funds ("ETFs") are      1-11,16-19         Market
hybrid investment companies that are registered as open-end
investment companies or unit investment trusts ("UITs") but
possess some characteristics of closed-end funds. ETFs
typically hold a portfolio of common stocks designed to
track the price performance and dividend yield of a
particular index. Common examples of ETFs include S&P
Depositary Receipts ("SPDRs"), NASDAQ-100 Index Tracking
Stock and iShares, which may be obtained from the UIT or
investment company issuing the securities or purchased in
the secondary market. ETF shares traded in the secondary
market may be purchased and sold at market prices in
transactions on an exchange. By investing in an ETF, a fund
will indirectly bear its proportionate share of any expenses paid by the ETF in addition to the expenses of the fund.

FOREIGN SECURITIES: Stocks issued by foreign companies         1-12,15-20         Market Political
including American Depositary Receipts (ADRs) and Global                          Foreign Investment
Depository Receipts (GDRs), as well as commercial paper of                        Liquidity Emerging
foreign issuers and obligations of foreign governments,                           Market Call
companies, banks, overseas branches of U.S. banks or
supranational entities.

                                  PROSPECTUS 87



INSTRUMENT                                                         FUND CODE        RISK TYPE
----------                                                     ----------------   ------------------
FORWARD FOREIGN CURRENCY CONTRACTS, INCLUDING FORWARD          1, 3, 5-12         Management
FOREIGN CURRENCY CROSS HEDGES: An obligation to purchase or    15-19              Liquidity
sell a specific amount of a currency at a fixed future date                       Credit Market
and price set by the parties involved at the time the                             Political
contract is negotiated.                                                           Leverage
                                                                                  Foreign
                                                                                  Investment

FUTURES AND RELATED OPTIONS: A contract providing for the      1-19               Management
future sale and purchase of a specific amount of a specific                       Market Credit
security, class of securities, or index at a specified time                       Liquidity
in the future and at a specified price.                                           Leverage

HIGH-YIELD/HIGH-RISK BONDS: Bonds rated below investment       1-19               Credit Market
grade by the primary rating agencies (e.g., BB or lower by                        Liquidity
S&P and Ba or lower by Moody's). These securities are
considered speculative and involve greater risk of loss than investment grade bonds. Also called "lower rated bonds,"
"noninvestment grade bonds" and "junk bonds."

ILLIQUID SECURITIES: Securities that ordinarily cannot be      1-20               Liquidity
sold within seven business days at the value the fund has                         Market
estimated for them. Each Fund may invest up to 15% of its
net assets in illiquid securities.

INITIAL PUBLIC OFFERINGS: Initial public offerings ("IPOs")    1-11               Market
are offerings of securities registered under the Securities                       Liquidity
Act of 1933, the issuer of which, immediately before                              New Public
registration, was not subject to the reporting requirements                       Company Risk
of Section 13 or Section 15(d) of the Securities Exchange                         Small-Company
Act of 1934. The volume of IPOs and the levels at which                           Stock Risk
newly issued stocks trade in the secondary market are                             Microcap
affected by the performance of the stock market as a whole.                       Company Risk
When an IPO is brought to the market, availability may be
limited and a fund may not be able to buy any shares at the
offering price, or, if it is able to buy shares, it may not
be able to buy as many shares at the offering price as it
would like. In addition, the prices of securities involved
in IPOs are often subject to greater and more unpredictable
price changes than more established stocks. These
securities, which are often issued by unseasoned companies,
may be subject to many of the same risks of investing in
companies with smaller market capitalizations. Securities
issued in IPOs have no trading history, and information
about the companies may be available for very limited
periods.

                                  88 PROSPECTUS


HIGHMARK FUNDS


INSTRUMENT                                                         FUND CODE          RISK TYPE
----------                                                     ----------------   ------------------
INVESTMENT COMPANY SECURITIES: Shares of registered            1-20               Market
investment companies. These may include HighMark Money
Market Funds and other registered investment companies for
which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor.
As a shareholder of an investment company, a fund will
indirectly bear investment management fees of that
investment company, which are in addition to the management
fees the fund pays its own adviser.

INVESTMENT GRADE SECURITIES: Securities rated BBB or higher    1-20               Market
by S&P; Baa or better by Moody's; similarly rated by other                        Credit
nationally recognized rating organizations; or, if not                            Prepayment/Call
rated, determined to be of comparably high quality by a
funds' adviser.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar-       1-20               Market
denominated debt securities with remaining maturities of one                      Credit
year or less. These may include short-term U.S. government
obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S.
government securities, certificates of deposit, bankers'
acceptances, and other financial institution obligations.
These securities may carry fixed or variable interest rates.

MORTGAGE-BACKED SECURITIES: Bonds backed by real estate        1, 12-20           Prepayment
loans and pools of loans. These include collateralized                            Market
mortgage obligations (CMOs) and real estate mortgage                              Credit
investment conduits (REMICs).                                                     Regulatory

MUNICIPAL FORWARDS: Forward commitments to purchase tax-       13, 14, 16-19      Market
exempt bonds with a specific coupon to be delivered by an                         Leverage
issuer at a future date (typically more than 45 days but                          Liquidity
less than than one year). Municipal forwards are normally                         Credit
used as a refunding mechanism for bonds that may be redeemed only on a designated future date. Any Fund that makes use of municipal forwards will maintain liquid, high-grade
securities in a segregated account in an amount at least
equal to the purchase price of the municipal forward.

                                  PROSPECTUS 89



INSTRUMENT                                                         FUND CODE          RISK TYPE
----------                                                     ----------------   ------------------
MUNICIPAL SECURITIES: Securities issued by a state or          13,14, 16-20       Market
political subdivision to obtain funds for various public                          Credit
purposes. Municipal securities may include revenue bonds,                         Political
certificates of participations, both taxable and tax-exempt                       Tax
private activity bonds and industrial development bonds, as                       Regulatory
well as general obligation bonds, tax anticipation notes,                         Prepayment/Call
bond anticipation notes, revenue anticipation notes, project notes, other short-term obligations such as municipal
leases, and obligations of municipal housing authorities
(single family revenue bonds).

There are two general types of municipal bonds: GENERAL-
OBLIGATION BONDS, which are secured by the taxing power of the issuer (and, in California, have the approval of voters) and REVENUE BONDS, which take many shapes and forms but are generally backed by revenue from a specific project or tax.
These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues, which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.

OBLIGATIONS OF SUPRANATIONAL AGENCIES: Securities issued by    1-19               Credit
supranational agencies that are chartered to promote                              Foreign Investment
economic development and are supported by various                                 Prepayment/Call
governments and government agencies.

PARTICIPATION INTERESTS: Interests in municipal securities     1, 13, 14, 16-19   Market
from financial institutions such as commercial and                                Liquidity
investment banks, savings and loan associations and                               Credit
insurance companies. These interests are usually structured                       Tax
as some form of indirect ownership that allows a Fund to
treat the income from the investment as exempt from federal
income tax. A Fund invests in these interests to obtain
credit enhancement on demand features that would be
available through direct ownership of the underlying
municipal securities.

PREFERRED STOCKS: Equity securities that generally pay         1-11, 16-19        Market
dividends at a specified rate and take precedence over
common stock in the payment of dividends or in the event of
liquidation. Preferred stock generally does not carry voting rights.

REAL ESTATE INVESTMENT TRUSTS: Real estate investment trusts   1-11, 16-19        Market
("REITs") are pooled investment vehicles that invest                              Credit
primarily in income-producing real estate or real estate                          Prepayment/Call
related loans or interests. The real estate properties in
which REITs invest typically include properties such as
office buildings, retail and industrial facilities, hotels,
apartment buildings and healthcare facilities. The yields
available from investments in REITs depend on the amount of
income and capital appreciation generated by the related
properties. By investing in a REIT, a fund will indirectly
bear its proportionate share of any expenses paid by the
REIT in addition to the expenses of the fund.

                                  90 PROSPECTUS


HIGHMARK FUNDS


INSTRUMENT                                                         FUND CODE          RISK TYPE
----------                                                     ----------------   ------------------
REPURCHASE AGREEMENTS: The purchase of a security and the      1-20               Market
simultaneous commitment to return the security to the seller                      Leverage
at an agreed upon price on an agreed upon date. This is                           Counterparty
treated as a loan by a fund.

RESTRICTED SECURITIES: Securities not registered under the     1-20               Liquidity
Securities Act of 1933, such as privately placed commercial                       Market
paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and      1-20               Market
the simultaneous commitment to buy the security back at an                        Leverage
agreed upon price on an agreed upon date. This is treated as                      Counterparty
a borrowing by a fund and may have a leveraging effect.

SECURITIES LENDING: The lending of up to 33 1/3% of a fund's   1-20               Market
total assets. In return a fund will receive cash, other                           Leverage
securities and/or letters of credit.                                              Liquidity
                                                                                  Credit

SWAP AGREEMENTS: A transaction where one security or           1-19               Management
characteristic of a security is swapped for another. An                           Market
example is when one party trades newly issued stock for                           Credit
existing bonds with another party.                                                Liquidity
                                                                                  Leverage

TAX-EXEMPT COMMERCIAL PAPER: Commercial paper issued by        13, 14, 16-19      Credit
governments and political sub-divisions.                                          Liquidity
                                                                                  Market
                                                                                  Tax

TIME DEPOSITS: Non-negotiable receipts issued by a bank in     1-12, 15-20        Liquidity
exchange for a deposit of money.                                                  Credit
                                                                                  Market

TREASURY INFLATION PROTECTED SECURITIES: Treasury inflation    1-12, 15-19        Market
protected securities ("TIPS") are fixed income securities                         Interest
issued by the U.S. Treasury whose principal value is                              Rate
periodically adjusted according to the rate of inflation.
TIPS have varying maturities and pay interest on a
semi-annual basis, equal to a fixed percentage of the
inflation-adjusted principal amount. The interest rate on
these securities is fixed at issuance, but over the life of
the securities, this interest may be paid on an increasing
or decreasing principal value that has been adjusted for
inflation.

TREASURY RECEIPTS: Treasury receipts, Treasury investment      1-20               Market
growth receipts and certificates of accrual of Treasury
securities.

UNIT INVESTMENT TRUSTS: A type of investment vehicle,          1-12, 15-19        Market
registered with the Securities and Exchange Commission under the Investment Company Act of 1940, that purchases a fixed
portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities
or preferred stock. Unit holders receive an undivided
interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they
invest. The portfolio of securities remains fixed until all
the securities mature and unit holders have recovered their
principal.

                                  PROSPECTUS 91



INSTRUMENT                                                         FUND CODE          RISK TYPE
----------                                                     ----------------   ------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by        1-20               Market
agencies and instrumentalities of the U.S. government. These                      Credit
include Ginnie Mae, Fannie Mae and Freddie Mac.                                   Call

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately     1-20               Market
traded registered interest and principal securities, and
coupons under bank entry safekeeping.

VARIABLE AMOUNT MASTER DEMAND NOTES: Unsecured demand notes    16-20              Credit
that permit the indebtedness to vary and provide for
periodic adjustments in the interest rate according to the
terms of the instrument. Because master demand notes are
direct lending arrangements between HighMark Funds and the
issuer, they are not normally traded. Although there is no
secondary market in these notes, a fund may demand payment
of principal and accrued interest at specified intervals.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with       1-20               Credit
interest rates that are reset daily, weekly, quarterly or on                      Liquidity
some other schedule. Such instruments may be payable to a                         Market
fund on demand.

WARRANTS: Securities that give the holder the right to buy a   1-11, 16-19        Market
proportionate amount of common stock at a specified price.                        Credit
Warrants are typically issued with preferred stock and
bonds.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: A purchase     1-20               Market
of, or contract to purchase, securities at a fixed price for                      Leverage
delivery at a future date.                                                        Liquidity
                                                                                  Credit

YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S. dollar         1, 12-20           Market
denominated bonds issued by foreign corporations or                               Credit
governments. Sovereign bonds are those issued by the                              Call
government of a foreign country. Supranational bonds are
those issued by supranational entities, such as the World
Bank and European Investment Bank. Canadian bonds are those
issued by Canadian provinces.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of debt    1-20               Credit
that pay no interest, but are issued at a discount from                           Market
their value at maturity. When held to maturity, their entire                      Zero Coupon
return equals the difference between their issue price and
their maturity value.

                                  92 PROSPECTUS

HIGHMARK FUNDS

OTHER RISKS


Fiduciary shares of the Cognitive Value Fund, Core Equity Fund, Enhanced Growth Fund, Fundamental Equity Fund, International Opportunities Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Advantage Fund, Small Cap Value Fund, Value Momentum Fund, Bond Fund, Short Term Bond Fund and Diversified Money Market Fund (collectively the "Underlying Funds") are offered to the Asset Allocation Portfolios. The Asset Allocation Portfolios, individually or collectively, may own significant amounts of shares of each Underlying Fund from time to time. The Asset Allocation Portfolios typically use asset allocation strategies pursuant to which they frequently may increase or decrease the amount of shares of any of the Underlying Funds they own, which could occur daily in volatile market conditions. Depending on a number of factors, including the cash flows into and out of an Underlying Fund as a result of the activity of other investors, an Underlying Fund's asset levels and an Underlying Fund's then-current liquidity, purchases and sales by an Asset Allocation Portfolio could require the Underlying Funds to purchase or sell portfolio securities, increasing the Underlying Funds' transaction costs and possibly reducing the Underlying Funds' performance.


Since it is expected that substantially all of the shareholders of the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund will be investment advisory clients of such Funds' sub-adviser, until these Funds attract significant assets that are not attributable to clients of the sub-adviser, the total assets of the Funds may fluctuate significantly whenever the sub-adviser increases or decreases its clients' allocation to the Funds. This fluctuation could increase the Funds' transaction costs and possibly increase their expense ratios and reduce their performance.

GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are the Main Risks of Investing in This Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.


COUNTERPARTY RISK. The risk that the counterparty to a repurchase agreement or reverse repurchase agreement may not fulfill its obligations under the repurchase agreement or reverse repurchase agreement. A fund's income and the value of a fund's investments could decline as a result.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.


EMERGING MARKET RISK. To the extent that a fund does invest in emerging markets to enhance overall returns, it may face higher political, foreign investment, and market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. See also FOREIGN INVESTMENT RISK below.



EXCHANGE-TRADED FUNDS RISK. Exchange-traded funds charge their own fees and expenses; thus, shareholders of the Funds may bear extra costs, such as duplicative management fees, brokerage commissions and related charges.


FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar-denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be seriously harmed by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.


HEDGING RISK. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a fund's hedging transactions will be effective.



INDUSTRY/SECTOR RISK. The risk involved with excessive exposure to any one industry or sector. A fund may have a heavy weighting in one or more industries or sectors, such as the technology sector or industries or sectors with low price-to-book and price-to-earnings ratios.

                                  PROSPECTUS 93


INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in a fund's average maturity will make it more sensitive to interest rate risk.

INVESTMENT STYLE RISK. The risk that the particular type of investment on which a fund focuses (such as small-cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a fund that focuses on that market segment to underperform those that favor other kinds of securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a fund.

MANAGEMENT RISK. The risk that a strategy used by a fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.


MARKET RISK. The risk that a security's market value may decline, especially rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.


MICROCAP COMPANY RISK. The risk involved in investing in companies with micro capitalizations. The risk associated with investing in microcap companies involves greater risk than investing in small, medium or large capitalization companies because the stocks of microcap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, microcap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.

NEW PUBLIC COMPANY RISK. The risks associated with investing in new public companies. These risks include small size, limited financial resources and operating history, dependence on a limited number of products and markets, and lack of management depth.

NON-DIVERSIFICATION RISK. The risk that, as a "nondiversified" fund under the Investment Company Act of 1940, each of the Enhanced Growth Fund, the Cognitive Value Fund and the International Opportunities Fund may hold more concentrated positions in individual issuers than diversified mutual funds, and thereby have greater exposure to risks associated with an individual issuer.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT & CALL RISK. The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.


REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.


SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

                                  94 PROSPECTUS


HIGHMARK FUNDS

TAX RISK. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

                                  PROSPECTUS 95


NOTES

                                  96 PROSPECTUS


HIGHMARK FUNDS

NOTES

HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER & ADMINISTRATOR
HIGHMARK CAPITAL MANAGEMENT, INC.
350 California Street
San Francisco, CA 94104

SUB-ADVISER (SMALL CAP VALUE FUND)
LSV ASSET MANAGEMENT
One North Wacker Drive, 40th Floor
Chicago, IL 60606

SUB-ADVISER (LARGE CAP VALUE FUND)
ARONSON+JOHNSON+ORTIZ, L.P.
230 South Broad Street, 20th Floor
Philadelphia, PA 19102

SUB-ADVISER (COGNITIVE VALUE FUND, ENHANCED
GROWTH FUND, INTERNATIONAL OPPORTUNITIES FUND)
BAILARD, INC.
950 Tower Lane, Suite 1900
Foster City, CA 94404

CUSTODIAN
UNION BANK OF CALIFORNIA, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR
PFPC DISTRIBUTORS, INC.
760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL
ROPES & GRAY LLP
One Embarcadero Center, Suite 2200
San Francisco, CA 94111

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM




TRANSFER AGENT
STATE STREET BANK AND TRUST COMPANY
PO Box 8416
Boston, MA 02266

HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the HighMark Funds' performance during the last year.

To obtain the SAI, the Annual or Semi-Annual Reports free of charge, or for more information:

BY TELEPHONE: call 1-800-433-6884

BY MAIL: write to us at
         HighMark Funds


         c/o PNC Global Investment Servicing (U.S.) Inc.


         760 Moore Road
         King of Prussia, PA 19406

BY INTERNET: www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI, Annual and Semi-Annual Reports, and other information about the HighMark Funds from the SEC Website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

HighMark Funds' Investment Company Act registration number is 811-05059.

                                   (GRAPHIC)

(HIGH MARK(R) FUNDS LOGO)

445 South Figueroa Street - Suite 306 - Los Angeles - California - 90071

www.highmarkfunds.com

                                                                 HMK-PS-015-0600
                                                                 84823-A (12/08)

HIGHMARK

The smarter approach to investing.

EQUITY FIXED INCOME ASSET ALLOCATION

PROSPECTUS

RETAIL SHARES

-    Balanced Fund

-    Cognitive Value Fund

-    Core Equity Fund

-    Enhanced Growth Fund


-    Fundamental Equity Fund


-    International Opportunities Fund

-    Large Cap Growth Fund

-    Large Cap Value Fund

-    Small Cap Advantage Fund

-    Small Cap Value Fund

-    Value Momentum Fund

-    Bond Fund

-    California Intermediate Tax-Free Bond Fund

-    National Intermediate Tax-Free Bond Fund

-    Short Term Bond Fund

-    Income Plus Allocation Fund

-    Growth & Income Allocation Fund

-    Capital Growth Allocation Fund

-    Diversified Equity Allocation Fund

                                    (GRAPHIC)

(HIGHMARK(R) FUNDS LOGO)

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful. As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of Union Bank of California, N.A., its affiliates or any bank. It is not insured by the FDIC or any other government agency.

                                  PROSPECTUS 1


HOW TO READ THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios. The funds have various investment goals and strategies. This prospectus gives you important information about the Class A, Class B and Class C Shares of HighMark's Equity and Fixed-Income Funds and Asset Allocation Portfolios (the "Funds") that you should know before investing. Certain Funds also offer additional classes of Shares called Fiduciary and Class M Shares, which are offered in separate prospectuses. Each of the Asset Allocation Portfolios described in this prospectus is a "fund-of-funds" that invests primarily in other mutual funds within the HighMark Funds family and unaffiliated mutual funds, as well as directly in securities. As such, each Asset Allocation Portfolio's investment strategy is intended to determine the mix of that Fund's indirect investments as made through the underlying funds and direct investments.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Funds.

INDIVIDUAL HIGHMARK FUND PROFILES

EQUITY FUNDS


Balanced Fund .............................................................    2
Cognitive Value Fund ......................................................    6
Core Equity Fund ..........................................................   10
Enhanced Growth Fund ......................................................   13
Fundamental Equity Fund ...................................................
International Opportunities Fund ..........................................
Large Cap Growth Fund .....................................................
Large Cap Value Fund ......................................................
Small Cap Advantage Fund ..................................................
Small Cap Value Fund ......................................................
Value Momentum Fund .......................................................
FIXED-INCOME FUNDS
Bond Fund .................................................................
California Intermediate Tax-Free Bond Fund ................................
National Intermediate Tax-Free Bond Fund ..................................
Short Term Bond Fund ......................................................
ASSET ALLOCATION PORTFOLIOS
Income Plus Allocation Fund ...............................................
Growth & Income Allocation Fund ...........................................
Capital Growth Allocation Fund ............................................
Diversified Equity Allocation Fund ........................................
SHAREOWNER GUIDE -- HOW TO INVEST IN THE
HIGHMARK FUNDS
Choosing a Share Class ....................................................
How Sales Charges Are Calculated ..........................................
Sales Charge Reductions and Waivers .......................................
Fees for Distribution of Shares ...........................................
Payments to Financial Firms ...............................................
Opening an Account ........................................................
Buying Shares .............................................................
Selling Shares ............................................................
Exchanging Shares .........................................................
Transaction Policies ......................................................
Dividends and Distributions ...............................................
Taxes .....................................................................
Investor Services .........................................................
MORE ABOUT THE HIGHMARK FUNDS
Investment Management .....................................................
Financial Highlights ......................................................
Other Investment Matters ..................................................
Glossary of Investment Risks ..............................................



FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS



Union Bank of California, N.A., is the parent company of HighMark Capital Management, Inc., the investment adviser of the Funds.


INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.


Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.


The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.




&    FUND SUMMARY

"    INVESTMENT STRATEGY

!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

@    PERFORMANCE INFORMATION

?    DID YOU KNOW?

#    FUND INFORMATION

$    FEES AND EXPENSES

                                  2 PROSPECTUS


HIGHMARK EQUITY FUNDS
BALANCED FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek capital appreciation and income;
                                conservation of capital is a secondary
                                consideration
INVESTMENT FOCUS                U.S. common stocks and investment grade bonds
PRINCIPAL INVESTMENT STRATEGY   Diversifies across market segments and
                                investment styles, including value and growth
                                stocks as well as various types of bonds
SHARE PRICE VOLATILITY          Moderate
INVESTOR PROFILE                Investors seeking the growth potential of stocks
                                with the diversification value of bonds

"    INVESTMENT STRATEGY

HighMark Balanced Fund seeks capital appreciation and income. Conservation of capital is a secondary consideration. To pursue these goals, the Fund normally invests between 50% and 70% of its assets in equity securities, primarily common stocks, and at least 25% of its assets in fixed-income securities, primarily bonds. Within these ranges, the Fund's specific allocation among stocks, bonds and other securities will vary depending on the portfolio managers' assessment of business, economic and market conditions.

The Fund may invest in bonds of various maturities and types, including those issued by U.S. and foreign governments or companies, mortgage-backed securities and asset-backed securities. At least 90% of the bonds will be investment grade at the time of purchase.

To select bonds for the Fund, the portfolio managers consider such factors as the potential direction of interest rates and the U.S. economy; the outlook for one sector of the bond market versus another; and the value that one bond may represent versus another. They also consider the financial strength of each issuer and the possibility that its credit rating may be upgraded or downgraded. The Fund may continue to hold a bond that has been downgraded if the managers believe it is in shareholders' best interest to do so.


The Fund invests primarily in the stocks of U.S. companies. Risk characteristics, such as sector exposure, market capitalization, dividend yield and other portfolio descriptors, should be relatively similar to the Standard & Poor's 500 Composite Index ("S&P 500 Index") on average. Equity holdings in the portfolio typically range between 60-90 companies.


The Fund's portfolio managers tend to focus on common stocks of large, well-established companies that have strong financial characteristics, attractive growth prospects and are attractively valued relative to the market as well as versus other companies in similar businesses. These companies generally exhibit strong profitability and are increasing dividends with a reputation for high-quality management, products and services.


In addition to the securities described above, the Fund may invest up to 10% of the Fund's assets in foreign securities, including ADRs and locally traded securities. The Fund may also invest in other types of securities. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its objective of capital appreciation and income.



For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ___.

                                  PROSPECTUS 3


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.


FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid security markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.


INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's fixed income portion, the greater its interest rate risk.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its obligations. In general, the lower a bond's rating, the greater its credit risk.

INVESTMENT STYLE RISK: The possibility that the kinds of securities on which this Fund focuses will underperform other types of investments or the market as a whole.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay on your investment.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                  (BAR CHART)


1998     9.88%
1999     5.59%
2000    -2.70%
2001    -5.24%
2002   -13.47%
2003    18.12%
2004     4.65%
2005     3.39%
2006    11.76%
2007     4.68%



BEST QUARTER   WORST QUARTER
------------   -------------
   11.27%         -10.54%
  12/31/98        09/30/02



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.


#    FUND INFORMATION

CLASS       CUSIP     TICKER
-------   ---------   ------
Class A   431114776    HMBRX
Class B   431114545    HMBBX
Class C   431112887    HMBCX

?    DID YOU KNOW?

VALUE STOCKS are those that the managers believe may be undervalued relative to their earnings, financial strength or other qualities.

GROWTH STOCKS are those that the managers believe have a record of achieving consistent earnings and sales growth.

                                                                     (CONTINUED)

                                  4 PROSPECTUS


HIGHMARK EQUITY FUNDS
BALANCED FUND (CONTINUED)


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE S&P 500 INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND A BLENDED INDEX.



                                                              SINCE
                              1 YEAR   5 YEARS   10 YEARS   INCEPTION*
                              ------   -------   --------   ----------
BALANCED FUND(1)
   Class A Shares (with
   a 5.50% sales charge)(2)

   Return Before Taxes         -1.09%    7.15%     2.72%      7.04%(a)
   Return After Taxes on
   Distributions               -2.88%    6.35%     1.52%      5.50%(a)

   Return After Taxes on
   Distributions and
   Sale of Fund Shares          0.96%    5.97%     1.80%      5.40%(a)

   Class B Shares (with
   applicable Contingent
   Deferred Sales Charge)      -0.65%    7.40%     2.66%(a)   7.04%(a)

   Class C Shares (with
   applicable Contingent
   Deferred Sales Charge)       3.15%    7.67%     2.82%(a)   7.14%(a)

S&P 500 INDEX(3 )(reflects
   no deduction for fees,
   expenses or taxes)           5.49%   12.83%     5.91%     11.20%

LEHMAN BROTHERS
U.S. AGGREGATE
BOND INDEX(4 )(reflects no
   deduction for fees,
   expenses or taxes)           6.97%    4.42%     5.97%      7.03%(+)

BLENDED INDEX(5 )(reflects
   no deduction for fees,
   expenses or taxes)           6.08%    9.46%     5.93%      9.52%(+)


(1) The performance data includes the performance of the Stepstone Balanced Fund for the period prior to its consolidation with the HighMark Balanced Fund on 4/25/97.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class B and C Shares will vary.

(3) The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.

(4) The unmanaged Lehman Brothers U.S. Aggregate Bond Index is generally representative of the bond market as a whole.


(5) The blended index, administered by the sub-administrator, PNC Global Investment Servicing (U.S.) Inc., is 60% S&P 500 Index and 40% Lehman Brothers U.S. Aggregate Bond Index.


*    Since 2/1/91.

(a) Prior to 11/13/92 for Class A Shares, 2/2/98 for Class B Shares and 11/30/99 for Class C Shares, performance data is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 2/1/91, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered shares, the annual returns for the classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares and the maximum contingent sales charge applicable to Class B and Class C Shares, but does not reflect Class A, Class B or Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.


(+)  Since 1/31/91.

                                  PROSPECTUS 5


$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                       CLASS A     CLASS B    CLASS C
                                                                                        SHARES    SHARES#      SHARES
                                                                                       -------   ----------   -------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*     5.50%         0%         0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                 0%      5.00%      1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                       0%         0%         0%

ANNUAL FUND OPERATING EXPENSES


                                                                                       CLASS A    CLASS B     CLASS C
                                                                                        SHARES     SHARES      SHARES
                                                                                       -------   ----------   -------
Investment Advisory Fees                                                                 0.60%      0.60%      0.60%
Distribution (12b-1) Fees                                                                0.25%      0.75%      1.00%
Other Expenses@                                                                           ___%       ___%       ___%
                                                                                         ----       ----       ----
   TOTAL ANNUAL FUND OPERATING EXPENSES@                                                  ___%       ___%       ___%
Fee Waivers                                                                               ___%       ___%       ___%
   NET EXPENSES+                                                                          ___%       ___%       ___%


# Class B Shares are only available to existing investors, either through reinvestment of dividends on previously-acquired Class B Shares or through exchange of Class B Shares of another HighMark Fund. Class B Shares automatically convert to Class A Shares 8 years after you buy them and will be subject to a lower distribution fee.

* The sales charge for Class A Shares varies depending upon how much you invest. See "How Sales Charges Are Calculated."

** If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***  Does not include any wire transfer fees, if applicable.


@ The expense information in the table has been restated to reflect current expenses.



+ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class A, Class B and Class C Shares from exceeding ___%, ___% and ___%, respectively, for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     ------   -------   -------   --------
CLASS A SHARES        $___      $___      $___      $___
CLASS B SHARES
If you do not sell
your shares:          $___      $___      $___      $___
If you sell your
shares at the
end of the period:    $___      $___      $___      $___
CLASS C SHARES
If you do not sell
your shares:          $___      $___      $___      $___
If you sell your
shares at the
end of the period:    $___      $___      $___      $___

                                  6 PROSPECTUS


HIGHMARK EQUITY FUNDS
COGNITIVE VALUE FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek long-term capital appreciation
INVESTMENT FOCUS                Common stocks of small U.S. companies
PRINCIPAL INVESTMENT STRATEGY   Seeks undervalued small company stocks
SHARE PRICE VOLATILITY          Moderate to High
INVESTOR PROFILE                Risk-tolerant investors seeking high long-term returns

"    INVESTMENT STRATEGY

HighMark Cognitive Value Fund seeks long-term capital appreciation. To pursue this goal, the Fund will, under normal market conditions, invest its assets primarily in common and preferred stocks of small capitalization value companies similar to those found in the S&P SmallCap 600/Citigroup Value Index and, to a lesser extent, in common and preferred stocks of microcap companies whose market capitalization is less than the minimum market capitalization of companies included in the S&P SmallCap 600/Citigroup Value Index. The Fund's sub-adviser seeks to add value to the Fund's portfolio through stock selection while maintaining an appropriate risk profile generally relative to the S&P SmallCap 600/Citigroup Value Index. The sub-adviser uses both quantitative and qualitative techniques to identify stocks it believes are currently undervalued by the market. Criteria that the sub-adviser may consider in determining stock selection include: low relative valuation, earnings purity, earnings predictability, earnings estimate revision, high profile negative news, market volatility and aberrant price movement. Since these factors have a varying influence on the performance of stock prices, the sub-adviser evaluates the relative importance of each factor on a regular basis to determine the attractiveness of a particular security. The sub-adviser may also consider market indices and its own estimates of competitor portfolio weightings in managing the Fund's investment portfolio.

As part of the portfolio management of the Fund, the sub-adviser employs Behavioral Finance techniques in an attempt to capitalize on investors' behavioral biases and mental errors that can result in securities being mispriced. Behavioral Finance is the study of why people do not always behave in an economically rational manner. Economic irrationality typically arises from investors maximizing personal benefit (not wealth), emotional investing, heuristic biases (or "rule of thumb" biases), and cognitive errors. The sub-adviser attempts to exploit investors' biases and errors that it believes to be recurring and predictable, and to minimize its own susceptibility to these same biases and errors.

An example of applying Behavioral Finance techniques to the Fund's investment process is when investors over-emphasize recent, vivid events. The term used to describe this error is Availability Bias. Investors often oversell stocks of companies that are faced with a highly publicized negative event, such as a product tampering recall, a lawsuit, or a government investigation. While news of this type is bad, it often has a smaller impact on a company's earnings than is initially feared. As time passes, if investors' initial worst fears do not materialize, the stock is likely to trade back into a more normal relationship to its earnings stream. The Fund attempts to exploit Availability Bias errors by comparing the stock of a company facing current negative publicity with others that have faced similar situations in the past. A worst-case scenario and likely corresponding stock price is projected and compared to the stock's current market price. If the comparison is favorable, the stock may be purchased.

The Fund may invest up to 25% of its assets in U.S. dollar-denominated stocks and bonds of foreign companies.

The Fund may also invest in the following:

- Hedging instruments, such as options, futures and certain other derivative instruments, to manage investment risk or to serve as a substitute for underlying securities positions.

- Exchange-traded funds, commonly called "ETFs," to provide liquidity and diversified exposure to the small cap value markets and sectors.


For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page __.

                                  PROSPECTUS 7


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

SMALL COMPANY RISK: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

MICROCAP COMPANY RISK: Investing in microcap companies involves greater risk than investing in small, medium or large capitalization companies because the stocks of microcap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, microcap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.

INVESTMENT STYLE RISK: The possibility that the kinds of securities on which this Fund focuses will underperform other types of investments or the market as a whole.

NON-DIVERSIFICATION RISK: The risk that, as a "non-diversified" fund under the Investment Company Act of 1940, the Fund may hold more concentrated positions in individual issuers than diversified mutual funds, and thereby have greater exposure to risks associated with an individual issuer.

FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.


EXCHANGE-TRADED FUNDS RISK: Exchange-traded funds charge their own fees and expenses; thus, shareholders of the Fund may bear extra costs, such as duplicative management fees, brokerage commissions and related charges.


If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay on your investment.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Pursuant to an agreement and plan of reorganization between the Fund and Bailard Cognitive Value Fund (the "Predecessor Fund"), on April 3, 2006 the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class M Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Class M Shares of the Fund are the accounting successor of the Predecessor Fund. In the case of Class A Shares and Class C Shares, the historical performance information shown below for periods prior to April 3, 2006 reflects the Class M Shares (which reflect the historical performance of the Predecessor Fund) adjusted for Rule 12b-1 fees, shareholder servicing fees and expenses applicable to Class A and Class C Shares of the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES(1) FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*


                                  (BAR CHART)


2002   -16.45
2003    39.13
2004    16.14
2005     5.22
2006    21.83
2007   - 5.32



BEST QUARTER   WORST QUARTER
------------   -------------
   21.07%        -24.07%
  06/30/03       09/30/02



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.



(1)  See footnote 1 on next page.


                                                                     (CONTINUED)

                                  8 PROSPECTUS


HIGHMARK EQUITY FUNDS
COGNITIVE VALUE FUND (CONTINUED)


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE S&P SMALLCAP 600/CITIGROUP VALUE INDEX.



                                                        SINCE
                                  1 YEAR   5 YEARS   INCEPTION*
                                 -------   -------   ----------
COGNITIVE VALUE FUND(1)
   Class A Shares (with
      a 5.50% sales charge)(2)
      Return Before Taxes        -10.50%    13.13%      7.49%
      Return After Taxes on
      Distributions              -12.85%    11.09%      6.01%
      Return After Taxes on
      Distributions and
      Sale of Fund Shares         -5.52%    10.91%      6.10%
      Class C Shares (with
      applicable Contingent
      Deferred Sales Charge)      -6.80%    13.78%      7.81%
S&P SMALLCAP 600/
CITIGROUP VALUE INDEX(3)
   (reflects no deduction
   for fees, expenses or
   taxes)                         -5.54%    15.66%      9.92%


(1) The performance shown includes the performance of shares of the Predecessor Fund. The Predecessor Fund was reorganized into the Fund on April 3, 2006. The performance of the Class A Shares and Class C Shares shown in the bar chart and table has been adjusted for Rule 12b-1 fees, shareholder servicing fees and expenses applicable to the Fund and those classes of Shares. The performance of the Class A Shares and Class C Shares shown in table has also been adjusted for the sales charge applicable to Class A Shares and the maximum contingent deferred sales charge applicable to Class C Shares, respectively.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class C Shares will vary.


(3) The S&P SmallCap 600/Citigroup Value Index is an index that measures the performance of a selection of stocks from the S&P SmallCap 600 Index (which is composed of 600 U.S. stocks with market capitalizations of $300 million to $3 billion that meet certain investability and financial viability standards) that meet certain value criteria as determined by Standard & Poor's Corporation and Citigroup, Inc. on the basis of seven value and growth criteria. The Fund's sub-adviser does not currently use a single index internally to evaluate the performance of the Fund. Instead, a dynamic subset of Morningstar's universe of small cap stock mutual funds (as well as the S&P SmallCap 600/Citigroup Value Index) is used for performance comparison purposes.


*    Since 5/30/01.




#    FUND INFORMATION

CLASS       CUSIP     TICKER
-------   ---------   ------
Class A   431112432   HCLAX
Class C   431112424   HCLCX

?    DID YOU KNOW?


VALUE STOCKS are those that the managers believe may be undervalued relative to their earnings, financial strength or other qualities.


The managers consider SMALL CAPITALIZATION STOCKS to be those issued by companies with market capitalizations similar to those in the S&P SmallCap 600/Citigroup Value Index, although the Fund may invest in companies with market capitalizations that fall outside that range.

The managers consider MICROCAP STOCKS to be those issued by companies with market capitalizations equal to or smaller than the smallest 15% of those in the S&P SmallCap 600/Citigroup Value Index.

                                  PROSPECTUS 9

$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                       CLASS A   CLASS C
                                                                                        SHARES    SHARES
                                                                                       -------   -------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*     5.50%       0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                 0%    1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                    2.00%       0%
Exchange Fee (as a percentage of amount exchanged, if applicable)***                     2.00%       0%

ANNUAL FUND OPERATING EXPENSES


                                                                                       CLASS A   CLASS C
                                                                                        SHARES    SHARES
                                                                                       -------   -------
Investment Advisory Fees                                                                 0.75%    0.75%
Distribution (12b-1) Fees                                                                0.25%    1.00%
Other Expenses                                                                            ___%     ___%
Acquired Fund Fees and Expenses+                                                          ___%     ___%
                                                                                         ----     ----
   TOTAL ANNUAL FUND OPERATING EXPENSES++                                                 ___%     ___%
Fee Waivers                                                                               ___%     ___%
   NET EXPENSES+++                                                                        ___%     ___%


* The sales charge for Class A Shares varies depending upon how much you invest. See "How Sales Charges Are Calculated."

** If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

*** Applicable to Class A Shares held 30 days or less. Does not include any wire transfer fees, if applicable.


+ The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2008.


++ The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.


+++ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in Acquired Funds) for Class A and Class C Shares from exceeding ___% and ___%, respectively, for the period beginning December 1, 2008 and ending on November 30, 2009. The Fund's total actual operating expenses for Class A Shares for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses (exclusive of portfolio brokerage and transactions costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in Acquired Funds) at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in Acquired Funds) are expected to be as follows:



                              Class A Shares: ___%


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                      ------   -------   -------   --------
CLASS A SHARES                         $___      $___      $___      $___
CLASS C SHARES
If you do not sell your shares:        $___      $___      $___      $___
If you sell your
   shares at the end of the period:    $___      $___      $___      $___

                                 10 PROSPECTUS


HIGHMARK EQUITY FUNDS
CORE EQUITY FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek long-term capital appreciation
INVESTMENT FOCUS                U.S. common stocks
PRINCIPAL INVESTMENT STRATEGY   Attempts to identify companies with strong earnings growth selling at attractive values
SHARE PRICE VOLATILITY          Moderate to high
INVESTOR PROFILE                Long-term investors seeking capital appreciation

"    INVESTMENT STRATEGY

HighMark Core Equity Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in the stocks of U.S. companies with capitalization similar to stocks in the Standard & Poor's 500 Composite Index ("S&P 500 Index"). Risk characteristics, such as sector exposure, dividend yield and other descriptors, should be relatively similar to the S&P 500 Index on average, as well. Fund holdings in the portfolio typically range between 60-90 companies.

To choose stocks for the Fund, the portfolio managers focus on common stocks of large-well-established companies that have strong financial characteristics, attractive growth prospects and are attractively valued relative to the market as well as versus other companies in similar businesses. These companies generally exhibit strong profitability and are increasing dividends.


Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities and generally will tend to keep cash exposure as low as practical to manage the Fund efficiently. The Fund may invest up to 20% of the Fund's assets in foreign securities, including ADRs and locally traded securities. The Fund may also invest in other types of securities, including bonds, as appropriate, to meet the Fund's objective. Under volatile market conditions or extraordinary cash flow situations, the managers may invest up to 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.



For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ___.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.


FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid security markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.


INVESTMENT STYLE RISK: The possibility that the kinds of securities on which this Fund focuses will underperform other types of investments or the market as a whole.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.

                                 PROSPECTUS 11


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                  (BAR CHART)


2001    -11.85%
2002    -23.80%
2003     26.98%
2004      5.25%
2005      6.01%
2006     20.50%
2007     -3.80%



BEST QUARTER   WORST QUARTER
------------   -------------
  13.85%          -17.98%
 06/30/03         09/30/02



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.


#    FUND INFORMATION

CLASS       CUSIP     TICKER
-------   ---------   ------
Class A   431112770   HCEAX
Class B   431112762   HCEBX
Class C   431112754   HCECX


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE S&P 500 INDEX.



                                                            SINCE
                                    1 YEAR   5 YEARS     INCEPTION*
                                    ------   -------     ----------
CORE EQUITY FUND
   Class A Shares (with
      a 5.50% sales charge)(1)
      Return Before Taxes           -9.13%    9.18%       -0.90%(a)
      Return After Taxes on
         Distributions              -9.73%    8.94%       -1.10%(a)
      Return After Taxes on
         Distributions and
         Sale of Fund Shares        -5.11%    7.97%       -0.80%(a)
   Class B Shares (with
      applicable Contingent
      Deferred Sales Charge)        -8.94%    9.45%       -0.78%(a)
   Class C Shares (with
      applicable Contingent
      Deferred Sales Charge)        -5.35%    9.91%(a)    -0.38%(a)
S&P 500 INDEX(2)(reflects
   no deduction for fees,
   expenses or taxes)                5.49%   12.83%        2.14%


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class B and Class C Shares will vary.

(2) The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.

*    Since 5/31/00.

(a) Prior to 6/30/00 for Class A Shares and Class B Shares and 11/28/03 for Class C Shares, performance data is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 5/31/00, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered shares, the annual returns for the classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares and the maximum contingent sales charge applicable to Class B and Class C Shares but does not reflect Class A, Class B and Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.


                                                                     (CONTINUED)

                                 12 PROSPECTUS


HIGHMARK EQUITY FUNDS
CORE EQUITY FUND (CONTINUED)

$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                       CLASS A   CLASS B   CLASS C
                                                                                        SHARES   SHARES#    SHARES
                                                                                       -------   -------   -------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*    5.50%         0%        0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                0%      5.00%     1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                      0%         0%        0%

ANNUAL FUND OPERATING EXPENSES


                                          CLASS A   CLASS B   CLASS C
                                           SHARES    SHARES    SHARES
                                          -------   -------   -------
Investment Advisory Fees                   0.60%     0.60%     0.60%
Distribution (12b-1) Fees                  0.25%     0.75%     1.00%
Other Expenses                             ____%     ____%     ____%
                                           ----      ----      ----
   TOTAL ANNUAL FUND OPERATING EXPENSES    ____%     ____%     ____%
Fee Waivers                                ____%     ____%     ____%
   NET EXPENSES+                           ____%     ____%     ____%


# Class B Shares are only available to existing investors, either through reinvestment of dividends on previously-acquired Class B Shares or through exchange of Class B Shares of another HighMark Fund. Class B Shares automatically convert to Class A Shares 8 years after you buy them and will be subject to a lower distribution fee.

* The sales charge for Class A Shares varies depending upon how much you invest. See "How Sales Charges Are Calculated."

** If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***  Does not include any wire transfer fees, if applicable.


+ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class A, Class B and Class C Shares from exceeding ___%, ___% and ___%, respectively, for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                        ------   -------   -------   --------
CLASS A SHARES           $___      $___      $___      $___
CLASS B SHARES
If you do not sell
   your shares:          $___      $___      $___      $___
If you sell your
   shares at the
   end of the period:    $___      $___      $___      $___
CLASS C SHARES
If you do not sell
   your shares:          $___      $___      $___      $___
If you sell your
   shares at the
   end of the period:    $___      $___      $___      $___

                                 PROSPECTUS 13


HIGHMARK EQUITY FUNDS
ENHANCED GROWTH FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek long-term capital appreciation
INVESTMENT FOCUS                Common and preferred securities of companies
                                located in the U.S. and abroad
PRINCIPAL INVESTMENT STRATEGY   Seeks companies with superior sales and earnings
                                growth potential
SHARE PRICE VOLATILITY          High
INVESTOR PROFILE                Long-term investors seeking capital appreciation

"    INVESTMENT STRATEGY

HighMark Enhanced Growth Fund seeks long-term capital appreciation. To pursue this goal, the Fund will, under normal market conditions, invest its assets primarily in common and preferred securities that the sub-adviser believes have superior sales and earnings growth potential located in the US and abroad. It is expected that under normal market conditions, the Fund will invest in established companies in the semiconductor, semiconductor equipment, hardware, software, services, communications, and biotechnology sub sectors of the market, and in other industries as needed. The Fund may also invest up to 25% of its assets in U.S. dollar-denominated stocks and bonds of foreign companies.

Using a combination of qualitative and quantitative techniques, the Fund seeks to identify and invest in companies that offer superior sales and earnings growth prospects. The sub-adviser seeks to add value to the Fund's portfolio through stock selection while maintaining an appropriate risk profile generally relative to the NASDAQ 100. Valuation, earnings growth, revenue growth and earnings sustainability and predictability are the primary factors used in determining stock selection. Since these factors have a varying influence on the performance of stock prices, the sub-adviser evaluates the relative importance of each factor on a regular basis to determine the attractiveness of a particular security. The sub-adviser may also consider market indices and its own estimates of competitor portfolio weightings in managing the Fund's portfolio.

The Fund may also invest opportunistically in initial public offerings, also called IPOs, and in securities of new public companies that have had their IPO within the last six months. In choosing these companies, the sub-adviser will utilize both public and private information sources to identify attractive candidates. The Fund looks to invest in opportunities to penetrate new and existing markets specifically within the technology, biotechnology and other growth industries. In looking at particular companies, the sub-adviser evaluates the scope of business of a company and its competitive landscape, as well as its management team's experience.

The Fund may also invest in hedging instruments, such as options, futures and certain other derivative instruments, to manage investment risk or to serve as a substitute for underlying security positions.


For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ___.


                                                                     (CONTINUED)

                                 14 PROSPECTUS


HIGHMARK EQUITY FUNDS
ENHANCED GROWTH FUND (CONTINUED)

!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the kinds of securities on which this Fund focuses will underperform other types of investments or the market as a whole.

INDUSTRY/SECTOR RISK: The risk associated with excessive exposure to any one industry or sector. Because the Fund's investment universe is currently mainly comprised of securities in the technology and healthcare sectors, the Fund has a heavy weighting in these sectors.

NEW PUBLIC COMPANY RISK: The risks associated with investing in new public companies. These risks include small size, limited financial resources and operating history, dependence on a limited number of products and markets, and lack of management depth.

NON-DIVERSIFICATION RISK: The risk that, as a "non-diversified" fund under the Investment Company Act of 1940, the Fund may hold more concentrated positions in individual issuers than diversified mutual funds, and thereby have greater exposure to risks associated with an individual issuer.

FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Pursuant to an agreement and plan of reorganization between the Fund and Bailard Enhanced Growth Fund (the "Predecessor Fund"), on April 3, 2006 the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class M Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Class M Shares of the Fund are the accounting successor of the Predecessor Fund. In the case of Class A Shares and Class C Shares, the historical performance information shown below for periods prior to April 3, 2006 reflects the Class M Shares (which reflect the historical performance of the Predecessor Fund) adjusted for Rule 12b-1 fees, shareholder servicing fees and expenses applicable to Class A and Class C Shares of the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES(1) FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*


                                  (BAR CHART)


2002   -35.87%
2003    45.63%
2004     8.73%
2005     0.33%
2006     2.44%
2007    15.28%



BEST QUARTER   WORST QUARTER
------------   -------------
   16.97%         -26.59%
  12/31/02        06/30/02



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.



(1)  See footnote 1 on next page.


#    FUND INFORMATION

CLASS       CUSIP     TICKER
-----     ---------   ------
Class A   431112382    HEHAX
Class C   431112374    HEGCX

                                  PROSPECTUS 15



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE NASDAQ 100 INDEX.



                                                        SINCE
                                  1 YEAR   5 YEARS   INCEPTION*
                                  ------   -------   ----------
ENHANCED GROWTH FUND(1)
   Class A Shares (with
      a 5.50% sales charge)(2)
      Return Before Taxes          8.91%    12.15%     -0.17%
      Return After Taxes on
         Distributions             8.91%    12.08%     -0.21%
      Return After Taxes on
         Distributions and
         Sale of Fund Shares       5.79%    10.59%     -0.17%
   Class C Shares (with
      applicable Contingent
      Deferred Sales Charge)      13.55%    12.83%      0.20%
NASDAQ 100 INDEX(3)
   (reflects no deduction
   for fees, expenses or taxes)   18.67%    16.20%      2.44%


(1) The performance shown includes the performance of shares of the Predecessor Fund. The Predecessor Fund was reorganized into the Fund on April 3, 2006. The performance of the Class A Shares and Class C Shares shown in the bar chart and table has been adjusted for Rule 12b-1 fees, shareholder servicing fees and expenses applicable to the Fund and those classes of Shares. The performance of the Class A Shares and Class C Shares shown in the table has also been adjusted for the sales charge applicable to Class A Shares and the maximum contingent deferred sales charge applicable to Class C Shares, respectively.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class C Shares will vary.

(3) The NASDAQ 100 Index is a modified capitalization-weighted index that measures the performance of the 100 largest domestic and international non-financial stocks listed on the NASDAQ Stock Market. The Fund's sub-adviser does not currently use a single index internally to evaluate the performance of the Fund. Instead, a dynamic subset of Morningstar's universe of specialty technology mutual funds (as well as the NASDAQ 100 Index) is used for performance comparison purposes.


*    Since 5/30/01.


                                                                     (CONTINUED)

                                  16 PROSPECTUS


HIGHMARK EQUITY FUNDS
ENHANCED GROWTH FUND (CONTINUED)

$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                              CLASS A   CLASS C
                                                               SHARES    SHARES
                                                              -------   -------
Maximum Sales Charge (Load) Imposed on Purchase (as a
   percentage of offering price)*                              5.50%        0%
Maximum Deferred Sales Charge (Load) (as a percentage of
   net asset value)**                                             0%     1.00%
Redemption Fee (as a percentage of amount redeemed,
   if applicable)***                                              0%        0%

ANNUAL FUND OPERATING EXPENSES


                                                              CLASS A   CLASS C
                                                               SHARES    SHARES
                                                              -------   -------
Investment Advisory Fees                                        0.75%    0.75%
Distribution (12b-1) Fees                                       0.25%    1.00%
Other Expenses                                                   ___%     ___%
Acquired Fund Fees and Expenses+                                 ___%     ___%
                                                                ----     ----
   TOTAL ANNUAL FUND OPERATING EXPENSES++                        ___%     ___%
Fee Waivers                                                      ___%     ___%
   NET EXPENSES+++                                               ___%     ___%


* The sales charge for Class A Shares varies depending upon how much you invest. See "How Sales Charges Are Calculated."

** If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***  Does not include any wire transfer fees, if applicable.


+ The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2008.



++ The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.



+++ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in Acquired Funds) for Class A and Class C Shares from exceeding ___% and ___%, respectively, for the period beginning December 1, 2008 and ending on November 30, 2009. The Fund's total actual operating expenses for Class A Shares for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses (exclusive of portfolio brokerage and transactions costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in Acquired Funds) at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in Acquired Funds) are expected to be as follows:



                              Class A Shares: ___%


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                        ------   -------   -------   ---------
CLASS A SHARES           $___      $___      $___       $___
CLASS C SHARES
If you do not sell
   your shares:          $___      $___      $___       $___
If you sell your
   shares at the
   end of the period:    $___      $___      $___       $___

                                  PROSPECTUS 17


HIGHMARK EQUITY FUNDS
FUNDAMENTAL EQUITY FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek long-term capital appreciation through
                                investments in U.S. equity securities
INVESTMENT FOCUS                U.S. common stocks
PRINCIPAL INVESTMENT STRATEGY   Seeks to invest in high quality companies that
                                are priced below their intrinsic value
SHARE PRICE VOLATILITY          Moderate to High
INVESTOR PROFILE                Long-term investors seeking capital appreciation

"    INVESTMENT STRATEGY


HighMark Fundamental Equity Fund seeks long-term capital appreciation through investments in U.S. equity securities.


To pursue its goal, the Fund invests primarily in U.S. companies. The Fund is not constrained to a particular style and looks for opportunities in both growth stocks and value stocks. The portfolio managers seek to identify companies that exhibit certain characteristics (summarized below) and to buy those companies when the Adviser believes they are undervalued.



The portfolio managers may consider, among others, the following types of companies as candidates for investment:



-    Mature growth companies,



-    Emerging growth companies,



-    Cyclical companies,



-    Companies undergoing a restructuring or turnaround and



- Companies that the Adviser believes are operating below their potential or have underutilized assets.

In order to determine whether a company is undervalued, the portfolio managers use a variety of valuation approaches including absolute and relative multiples of earnings, revenue, cash flow, and book value, as well as discounted earnings, cash flow, and dividend models.


The portfolio managers may sell a security for a number of reasons, including but not limited to:


-    The Adviser believes the security is overvalued,



- The fundamental investment case deteriorates materially relative to expectations or



-    A more attractive opportunity presents itself.


Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.


In addition to the securities described above, the Fund may invest up to 20% of the Fund's assets in foreign securities, including ADRs and securities traded in foreign markets. The Fund may also invest in other types of securities, including bonds. In an effort to preserve the value of your investment under volatile market conditions, the Fund may invest more than 20% of its assets in very short-term debt obligations called money market securities. Such investments could make it more difficult for the Fund to achieve its goals.



For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ___.


                                                                     (CONTINUED)

                                  18 PROSPECTUS


HIGHMARK EQUITY FUNDS
FUNDAMENTAL EQUITY FUND (CONTINUED)

!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the kinds of stocks on which this Fund focuses will underperform other types of investments or the market as a whole.

FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


@    PERFORMANCE INFORMATION

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had less than a full calendar year of performance as of the date of this Prospectus, the bar chart and table are not shown.

#    FUND INFORMATION

CLASS     CUSIP       TICKER
-------   ---------   ------
Class A   431112259   HMFAX
Class C   431112242   HMFCX

                                  PROSPECTUS 19


$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                       CLASS A   CLASS C
                                                                                        SHARES    SHARES
                                                                                       -------   -------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*    5.50%        0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                0%     1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                      0%        0%

ANNUAL FUND OPERATING EXPENSES


                                          CLASS A   CLASS C
                                           SHARES    SHARES
                                          -------   -------
Investment Advisory Fees                   0.60%     0.60%
Distribution (12b-1) Fees                  0.25%     1.00%
Other Expenses+                             ___%      ___%
                                           ----      ----
   TOTAL ANNUAL FUND OPERATING EXPENSES     ___%      ___%
Fee Waivers                                 ___%      ___%
   NET EXPENSES++                           ___%      ___%


* The sales charge for Class A Shares varies depending upon how much you invest. See "How Sales Charges Are Calculated."

** If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***  Does not include any wire transfer fees, if applicable.

+    Other Expenses are based on estimated amounts for the current fiscal year.


++ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class A and Class C Shares from exceeding 1.22% and 1.82%, respectively, for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                        1 YEAR   3 YEARS
                        ------   -------
CLASS A SHARES           $___      $___
CLASS C SHARES
If you do not sell
   your shares:          $___      $___
If you sell your
   shares at the
   end of the period:    $___      $___

                                 20 PROSPECTUS


HIGHMARK EQUITY FUNDS
INTERNATIONAL OPPORTUNITIES FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek long-term capital appreciation
INVESTMENT FOCUS                Common stocks of foreign companies
PRINCIPAL INVESTMENT STRATEGY   Top-down country and stock selection using a multifactor approach
SHARE PRICE VOLATILITY          Moderate to High
INVESTOR PROFILE                Long-term investors seeking capital appreciation

"    INVESTMENT STRATEGY

HighMark International Opportunities Fund seeks long-term capital appreciation. To pursue this goal, the Fund will, under normal market conditions, invest its assets primarily in the equity securities of issuers located in developed and, to a lesser extent, emerging market countries around the world. It will normally invest in established companies in Europe, the United Kingdom, Japan, Asia, Australia and Canada, among other areas. Under normal market conditions, the Fund's holdings will be spread across multiple industries and geographic regions.


The Fund employs a disciplined, quantitative approach that focuses first on country selection and then on stock selection within individual countries. A multifactor model is used to rank countries according to their characteristics, including various measures of value, growth, momentum, and risk. The relative weighting among these characteristics changes over time according to changes in the overall conditions across global markets. The Fund's sub-adviser systematically tracks these changes in overall conditions using various measures of monetary liquidity, sentiment, risk aversion, and risk premia. As conditions change, the model changes the relative weights of the selection factors that generate the rankings. The sub-adviser's stock selection models are based on the same principles, but instead of looking at global conditions to set the relative weights of selection factors, the models use local conditions. Because economies are not synchronized, different types of stocks will be preferred in different countries, according to local conditions, such as the stage of the business cycle. The sub-adviser generally overweights those countries and companies that appear to be the most attractive and underweights those countries and companies that appear to be the least attractive. The sub-adviser aims to remain broadly neutral with respect to sectors. In overweighting and underweighting, the sub-adviser may consider global market indices and its own estimates of competitor portfolio weightings.


In addition to the foregoing, the Fund may invest in:

- Equity securities, such as common and preferred stocks, of foreign issuers. The Fund may also invest in equity securities of U.S. companies. Ordinarily, the Fund will invest at least 65% of its assets in equity securities of companies from at least three countries other than the U.S.

- Hedging instruments, such as forward foreign currency contracts, including forward foreign currency cross hedges, options, futures and certain other derivative instruments, to manage investment risks or to serve as a substitute for underlying securities or currency positions.

- Exchange-traded funds, commonly called "ETFs," to provide diversified exposure to different international markets and sectors.

The Fund may engage in currency hedging to help protect its international stock investments from the risk of a strong U.S. dollar.


For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ___.

                                 PROSPECTUS 21


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock markets. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

INVESTMENT STYLE RISK: The possibility that the kinds of stocks on which this Fund focuses will underperform other types of investments or the market as a whole.

NON-DIVERSIFICATION RISK: The risk that, as a "non-diversified" fund under the Investment Company Act of 1940, the Fund may hold more concentrated positions in individual issuers than diversified mutual funds, and thereby have greater exposure to risks associated with an individual issuer.

EXCHANGE-TRADED FUNDS RISK: Exchange-traded funds charge their own fees and expenses; thus, shareholders of the Fund may bear extra costs, such as duplicative management fees, brokerage commissions and related charges.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Pursuant to an agreement and plan of reorganization between the Fund and Bailard International Equity Fund (the "Predecessor Fund"), on April 3, 2006 the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class M Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Class M Shares of the Fund are the accounting successor of the Predecessor Fund. In the case of Class A Shares and Class C Shares, the historical performance information shown below for periods prior to April 3, 2006 reflects the Class M Shares (which reflect the historical performance of the Predecessor Fund) adjusted for Rule 12b-1 fees, shareholder servicing fees and expenses applicable to Class A and Class C Shares of the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES(1) FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*


                                  (BAR CHART)


1998    11.54%
1999    31.89%
2000   -19.55%
2001   -21.88%
2002   -13.14%
2003    43.31%
2004    19.35%
2005    20.11%
2006    26.85%
2007    18.31%



BEST QUARTER   WORST QUARTER
------------   -------------
   24.25%         -18.64%
  12/31/99        09/30/98



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.



(1)  See footnote 1 on next page.


#    FUND INFORMATION

CLASS     CUSIP       TICKER
-----     ---------   ------
Class A   431112481    HIOAX
Class C   431112473    HITCX

                                                                     (CONTINUED)

                                  22 PROSPECTUS


HIGHMARK EQUITY FUNDS
INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE MSCI ALL COUNTRY WORLD EX-U.S. INDEX.



                                                                  SINCE
                                 1 YEAR   5 YEARS   10 YEARS   INCEPTION*
                                 ------   -------   --------   ----------
INTERNATIONAL
OPPORTUNITIES FUND(1)
   Class A Shares (with
      a 5.50% sales charge)(2)
      Return Before Taxes        11.78%    23.85%     8.87%       8.80%
      Return After Taxes on
         Distributions           10.80%    22.76%     7.73%       6.44%
      Return After Taxes on
         Distributions and
         Sale of Fund Shares      8.62%    20.85%     7.27%       6.37%
   Class C Shares (with
      applicable Contingent
      Deferred Sales Charge)     16.49%    24.48%     8.88%       8.45%
MSCI ALL COUNTRY
WORLD EX-U.S. INDEX(3)
   (reflects no deduction
   for fees, expenses or
   taxes)                        17.12%    24.52%    10.09%         --**


(1) The performance shown includes the performance of shares of the Predecessor Fund. The Predecessor Fund was reorganized into the Fund on April 3, 2006. The performance of the Class A Shares and Class C Shares shown in the bar chart and table has been adjusted for Rule 12b-1 fees, shareholder servicing fees and expenses applicable to the Fund and those classes of Shares. The performance of the Class A Shares and Class C Shares shown in the table has also been adjusted for the sales charge applicable to Class A Shares and the maximum contingent deferred sales charge applicable to Class C Shares, respectively.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class C Shares will vary.

(3) The MSCI All Country World ex-U.S. Index is an index that measures the performance of equities available to foreign investors in 47 developed and emerging market countries outside of the United States. The returns for this index are given in U.S. dollar terms, gross of withholding taxes on foreign income. The Fund's sub-adviser does not currently use a single index internally to evaluate the performance of the Fund. Instead, a dynamic subset of Morningstar's universe of large cap blended value/growth international stock mutual funds (as well as the MSCI All Country World ex-U.S. Index) is used for performance comparison purposes.

* Since 9/04/79. The performance figures have been restated to reflect the deduction of an advisory fee at an assumed 1% annual rate from inception to 9/30/93.

**   Index did not exist.

                                 PROSPECTUS 23


$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                       CLASS A   CLASS C
                                                                                        SHARES    SHARES
                                                                                       -------   -------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*    5.50%        0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                0%     1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                   2.00%        0%
Exchange Fee (as a percentage of amount exchanged, if applicable)***                    2.00%        0%

ANNUAL FUND OPERATING EXPENSES


                                                                                       CLASS A   CLASS C
                                                                                        SHARES    SHARES
                                                                                       -------   -------
Investment Advisory Fees                                                                0.95%     0.95%
Distribution (12b-1) Fees                                                               0.25%     1.00%
Other Expenses                                                                           ___%      ___%
Acquired Fund Fees and Expenses+                                                         ___%      ___%
                                                                                        ----      ----
   TOTAL ANNUAL FUND OPERATING EXPENSES++                                                ___%      ___%
Fee Waivers                                                                              ___%      ___%
   NET EXPENSES+++                                                                       ___%      ___%


* The sales charge for Class A Shares varies depending upon how much you invest. See "How Sales Charges Are Calculated."

** If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

*** Applicable to Class A Shares held 30 days or less. Does not include any wire transfer fees, if applicable.


+ The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2008.


++ The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.


+++ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in Acquired Funds) for Class A and Class C Shares from exceeding ___% and ___%, respectively, for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
CLASS A SHARES                                       $___      $___      $___      $___
CLASS C SHARES
If you do not sell your shares:                      $___      $___      $___      $___
If you sell your shares at the end of the period:    $___      $___      $___      $___

                                 24 PROSPECTUS


HIGHMARK EQUITY FUNDS
LARGE CAP GROWTH FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek long-term capital appreciation through
                                investments in equity securities; current income
                                is incidental
INVESTMENT FOCUS                U.S. common stocks
PRINCIPAL INVESTMENT STRATEGY   Seeks to invest in companies offering
                                above-average growth potential
SHARE PRICE VOLATILITY          Moderate to High
INVESTOR PROFILE                Long-term investors seeking capital appreciation

"    INVESTMENT STRATEGY

HighMark Large Cap Growth Fund seeks long term capital appreciation through investments in equity securities. The production of current income is an incidental objective.

To pursue its primary goal, the Fund invests primarily in the equity securities of LARGE U.S. GROWTH-ORIENTED COMPANIES that the portfolio managers believe are also financially stable. "Growth-oriented companies" are those whose earnings are growing at a faster rate than the market as a whole, or have the potential to do so.

The portfolio managers attempt to select securities with appreciation possibilities by looking at many factors. These include:


- the company's market position, product line, technological position and prospects for sustained and/or increased earnings,



-    the management capability of the company being considered,



-    the short-term and long-term outlook for the industry being analyzed and



-    changes in economic and political conditions.


The portfolio managers may also analyze the demands of investors for the security relative to its price. Securities may be chosen when the portfolio managers anticipate a development that might have an effect on the value of a security.

In general, the portfolio managers may sell a security if they determine that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. The portfolio managers may also sell a security to take advantage of more attractive investment opportunities or to raise cash. Under normal circumstances, the Fund will invest at least 80% of its assets in LARGE CAPITALIZATION COMPANIES.


In addition to the securities described above, the Fund may invest up to 20% of the Fund's assets in foreign securities, including ADRs and locally traded securities. The Fund may also invest in other types of securities, including bonds. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.



For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ___.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.


FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid security markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

                                  PROSPECTUS 25


INVESTMENT STYLE RISK: The possibility that the kinds of stocks on which this Fund focuses will underperform other types of investments or the market as a whole.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                  (BAR CHART)


1998    31.48%
1999    21.77%
2000   -24.39%
2001   -35.63%
2002   -21.44%
2003    24.76%
2004     2.13%
2005    11.39%
2006     5.26%
2007    10.05%



BEST QUARTER   WORST QUARTER
------------   -------------
   25.89%         -31.46%
  12/31/98        03/31/01



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.


#    FUND INFORMATION

CLASS       CUSIP     TICKER
-----     ---------   ------
Class A   431114768   HMRGX
Class B   431114511   HMGBX
Class C   431112879   HGRCX


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE RUSSELL 1000 GROWTH INDEX.



                                                                 SINCE
                                 1 YEAR   5 YEARS   10 YEARS   INCEPTION*
                                 ------   -------   --------   ----------
LARGE CAP GROWTH FUND
   Class A Shares (with
      a 5.50% sales charge)(1)
      Return Before Taxes         3.97%    9.20%    -0.50%      5.07%(a)
      Return After Taxes on
        Distributions             3.93%    9.19%    -1.16%      3.77%(a)
      Return After Taxes on
      Distributions and
      Sale of Fund Shares         2.63%    8.01%    -0.50%      3.96%(a)
   Class B Shares (with
      applicable Contingent
      Deferred Sales Charge)      4.40%    9.46%    -0.56%(a)   5.03%(a)
   Class C Shares (with
      applicable Contingent
      Deferred Sales Charge)      8.40%    9.74%    -0.41%(a)   5.15%(a)
RUSSELL 1000 GROWTH
   INDEX(2)(reflects no
   deduction for fees,
   expenses or taxes)            11.81%    12.11%    3.83%      8.92%



(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class B and C Shares will vary.



(2) The unmanaged Russell 1000 Growth Index is generally representative of the performance of those large capitalization U.S. companies in the Russell 1000 Index with higher forecasted earnings and higher revenue growth rates than the broad stock market.



*    Since 11/18/93.



(a) Prior to 6/20/94 for Class A Shares, 2/2/98 for Class B Shares and 11/30/99 for Class C Shares, performance data is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 11/18/93, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered shares, the annual returns for the classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares and the maximum contingent sales charge applicable to Class B and Class C Shares, but does not reflect Class A, Class B and Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.


?    DID YOU KNOW?


The managers consider companies to have a LARGE MARKET CAPITALIZATION if their capitalization is within the range of those companies in the Russell 1000 Index.


                                                                     (CONTINUED)

                                  PROSPECTUS 26


HIGHMARK EQUITY FUNDS
LARGE CAP GROWTH FUND (CONTINUED)

$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                       CLASS A   CLASS B   CLASS C
                                                                                        SHARES   SHARES#    SHARES
                                                                                       -------   -------   -------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*    5.50%         0%        0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                0%      5.00%     1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                      0%         0%        0%

ANNUAL FUND OPERATING EXPENSES


                                          CLASS A   CLASS B   CLASS C
                                           SHARES    SHARES    SHARES
                                          -------   -------   -------
Investment Advisory Fees                   0.60%     0.60%     0.60%
Distribution (12b-1) Fees                  0.25%     0.75%     1.00%
Other Expenses                             ____%     ____%     ____%
                                           ----      ----      ----
   TOTAL ANNUAL FUND OPERATING EXPENSES    ____%     ____%     ____%
Fee Waivers                                ____%     ____%     ____%
   NET EXPENSES+                           ____%     ____%     ____%


# Class B Shares are only available to existing investors, either through reinvestment of dividends on previously-acquired Class B Shares or through exchange of Class B Shares of another HighMark Fund. Class B Shares automatically convert to Class A Shares 8 years after you buy them and will be subject to a lower distribution fee.

* The sales charge for Class A Shares varies depending upon how much you invest. See "How Sales Charges Are Calculated."

** If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***  Does not include any wire transfer fees, if applicable.


+ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class A, Class B and Class C Shares from exceeding ___%, ___% and ___%, respectively, for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                        ------   -------   -------   --------
CLASS A SHARES           $___      $___      $___      $___
CLASS B SHARES
If you do not sell
   your shares:          $___      $___      $___      $___
If you sell your
   shares at the
   end of the period:    $___      $___      $___      $___
CLASS C SHARES
If you do not sell
   your shares:          $___      $___      $___      $___
If you sell your
   shares at the
   end of the period:    $___      $___      $___      $___

                                  PROSPECTUS 27


HIGHMARK EQUITY FUNDS
LARGE CAP VALUE FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek long-term capital appreciation
INVESTMENT FOCUS                U.S. common stocks
PRINCIPAL INVESTMENT STRATEGY   Attempts to identify undervalued
                                large-capitalization stocks that will appreciate
                                in value
SHARE PRICE VOLATILITY          Moderate
INVESTOR PROFILE                Investors seeking capital appreciation potential
                                with higher current income and lower volatility
                                than the average stock fund

"    INVESTMENT STRATEGY

HighMark Large Cap Value Fund seeks long-term capital appreciation. To pursue this goal, the portfolio managers attempt to position the Fund at the optimal point between excess return and risk, after consideration of trading costs. The portfolio managers utilize a disciplined and systematic quantitative investment process, attempting to identify undervalued stocks of large-capitalization, U.S. companies, favoring those that seem inexpensive compared to their relative level of assets, earnings, momentum, and strength of management. Stocks are evaluated relative to their industry peers; sector weights generally match those of the benchmark. Potentially profitable stocks are purchased in relation to risk and transaction cost posed to the Fund. Securities are evaluated for sale the same way they are for purchase. A sale or purchase of a security will occur only if a candidate has an advantageous combination of expected return, risk characteristics, and estimated round-trip transaction costs. Individual positions are normally pared back if they exceed the benchmark weight by 1.2% or more. Portfolio turnover is expected to be approximately 100% annually.

Under normal circumstances, the Fund will invest at least 80% of its assets in LARGE CAPITALIZATION COMPANIES.


The Fund may invest up to 20% of the Fund's assets in foreign securities, including ADRs and locally traded securities. The Fund may also invest in convertible bonds and other types of securities in addition to those described above. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.



For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ___.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.


FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid security markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.


INVESTMENT STYLE RISK: The possibility that the kinds of securities on which this Fund focuses will underperform other types of investments or the market as a whole.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


                                                                     (CONTINUED)

                                  28 PROSPECTUS


HIGHMARK EQUITY FUNDS
LARGE CAP VALUE FUND (CONTINUED)

@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                  (BAR CHART)


1998    14.84%
1999     1.44%
2000    -0.17%
2001   -16.26%
2002   -19.48%
2003    27.74%
2004    17.82%
2005     9.76%
2006    18.86%
2007    -1.10%



BEST QUARTER   WORST QUARTER
------------   -------------
   16.69%         -19.42%
  12/31/98        09/30/02



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.


#    FUND INFORMATION

CLASS       CUSIP     TICKER
-----     ---------   ------
Class A   431114784   HMERX
Class B   431114537   HIEBX
Class C   431112861   HIECX

?    DID YOU KNOW?

The managers consider LARGE CAPITALIZATION COMPANIES to be those companies with market capitalizations within the range of those companies in the Russell 1000 Index.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE RUSSELL 1000 VALUE INDEX.



                                                                SINCE
                               1 YEAR   5 YEARS   10 YEARS   INCEPTION*
                               ------   -------   --------   ----------
LARGE CAP VALUE FUND(1)
   Class A Shares (with
   a 5.50% sales charge)(2)
      Return Before Taxes      -6.54%    12.92%   3.70%       10.67%(a)
      Return After Taxes on
         Distributions         -7.53%    12.56%   2.35%        8.42%(a)
      Return After Taxes on
         Distributions and
         Sale of Fund Shares   -2.93%    11.31%   2.59%        8.27%(a)
   Class B Shares (with
      applicable Contingent
      Deferred Sales Charge)   -6.31%    13.22%   3.63%(a)    10.63%(a)
   Class C Shares (with
      applicable Contingent
      Deferred Sales Charge)   -2.63%    13.49%   3.81%(a)    10.72%(a)
RUSSELL 1000
   VALUE INDEX(3)(reflects
      no deduction for fees,
      expenses or taxes)       -0.17%    14.63%   7.68%       13.10%(+)


(1) Performance data includes the performance of the IRA Fund Income Equity Portfolio for the period prior to its consolidation with the HighMark Large Cap Value Fund (formerly the HighMark Income Equity Fund) on 6/23/88.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class B and C Shares will vary.

(3) The unmanaged Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

*    Since 2/9/84.

(a) Prior to 6/20/94 for Class A Shares, 2/2/98 for Class B Shares and 11/30/99 for Class C Shares, performance data is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 2/9/84, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered shares, the annual returns for the classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares and the maximum contingent sales charge applicable to Class B and Class C Shares, but does not reflect Class A, B and C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.


+    Since 1/31/84.

                                  PROSPECTUS 29


$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                  CLASS A   CLASS B   CLASS C
                                                   SHARES   SHARES#    SHARES
                                                  -------   -------   -------
Maximum Sales Charge (Load) Imposed on Purchase
   (as a percentage of offering price)*            5.50%         0%        0%
Maximum Deferred Sales Charge (Load) (as a
   percentage of net asset value)**                   0%      5.00%     1.00%
Redemption Fee (as a percentage of amount
   redeemed, if applicable)***                        0%         0%        0%

ANNUAL FUND OPERATING EXPENSES


                                                  CLASS A   CLASS B   CLASS C
                                                   SHARES    SHARES    SHARES
                                                  -------   -------   -------
Investment Advisory Fees                           0.60%     0.60%     0.60%
Distribution (12b-1) Fees                          0.25%     0.75%     1.00%
Other Expenses                                     ____%     ____%     ____%
                                                   ----      ----      ----
   TOTAL ANNUAL FUND OPERATING EXPENSES            ____%     ____%     ____%
Fee Waivers                                        ____%     ____%     ____%
   NET EXPENSES+                                   ____%     ____%     ____%


# Class B Shares are only available to existing investors, either through reinvestment of dividends on previously-acquired Class B Shares or through exchange of Class B Shares of another HighMark Fund. Class B Shares automatically convert to Class A Shares 8 years after you buy them and will be subject to a lower distribution fee.

* The sales charge for Class A Shares varies depending upon how much you invest. See "How Sales Charges Are Calculated."

** If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***  Does not include any wire transfer fees, if applicable.


+ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class A, Class B and Class C Shares from exceeding ___%, ___% and ___%, respectively, for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                  ------   -------   -------   --------
CLASS A SHARES                    $_____    $_____    $_____    $_____
CLASS B SHARES
If you do not sell your shares:   $_____    $_____    $_____    $_____
If you sell your shares at the
   end of the period:             $_____    $_____    $_____    $_____
CLASS C SHARES
If you do not sell your shares:   $_____    $_____    $_____    $_____
If you sell your shares at the
   end of the period:             $_____    $_____    $_____    $_____

                                  30 PROSPECTUS


HIGHMARK EQUITY FUNDS
SMALL CAP ADVANTAGE FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek long-term capital appreciation
INVESTMENT FOCUS                U.S. common stocks of small-cap companies
PRINCIPAL INVESTMENT STRATEGY   Seeks to identify companies with strong earnings
                                growth and that are selling at an attractive
                                valuation
SHARE PRICE VOLATILITY          Moderate to High
INVESTOR PROFILE                Risk tolerant investors seeking long-term
                                capital appreciation

"    INVESTMENT STRATEGY

HighMark Small Cap Advantage Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in the stocks of U.S. SMALL CAPITALIZATION companies that the adviser believes have improving earnings growth potential and attractive valuation. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of SMALL CAPITALIZATION companies.

The adviser uses an actively managed bottom-up stock selection process for choosing securities across a small-cap equity market universe that primarily includes companies represented in the Russell 2000 Index. The Fund seeks to identify those securities most attractive from a fundamental perspective, based on favorable valuation factors, supportive management criteria, and potential for price appreciation to allocate security holdings. The Fund will tend to show a preference for inexpensive stocks characterized by favorable valuation characteristics and improving catalysts. Portfolio risk is managed using a portfolio construction process that imposes active security and sector exposure limits while balancing overall portfolio risk versus expected excess return. This portfolio management process determines buy and sell decisions in an effort to maintain an equity portfolio that is diversified across sectors. Risk characteristics of the portfolio are monitored in an effort to minimize return volatility relative to the Russell 2000 Index. Investments are sold when, as determined by the Fund's adviser, relative fundamentals deteriorate or alternative investments become sufficiently more attractive.


In addition to holdings in primarily small-cap equity securities, the Fund may invest up to 20% of the Fund's assets in foreign securities, including ADRs and locally traded securities. The Fund may also invest in derivatives including equity index futures and exchange traded funds ("ETF" securities) as warranted. Derivatives, particularly index futures and options, may be used by the Fund to shift style or size exposure, as well as efficiently manage cash flow from shareholder redemptions or subscriptions. The Fund may invest in other investment companies, including closed-end funds that invest in securities from a single sector, country or region. Fixed income and cash equivalent assets will generally not exceed 10% of the total assets of the Fund under normal market conditions. In addition to those securities described above, the Fund may invest in other types of securities including fixed income securities and very short-term debt obligations called money market securities. Investment in such securities could make it more difficult for the Fund to achieve its goals. For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page __.

                                  PROSPECTUS 31


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.


FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid security markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.


INVESTMENT STYLE RISK: The possibility that the kinds of securities on which this Fund focuses will underperform other types of investments or the market as a whole.

SMALL COMPANY RISK: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had less than a full calendar year of performance as of the date of this Prospectus, the bar chart and table are not shown.

#    FUND INFORMATION

CLASS       CUSIP     TICKER
-----     ---------   ------
Class A   431112457   HSAAX
Class C   431112440   HSCAX

?    DID YOU KNOW?

The managers consider companies to have a SMALL CAPITALIZATION if their capitalization is generally within the range of those companies in the Russell 2000 Index.

                                                                     (CONTINUED)

                                 32 PROSPECTUS


HIGHMARK EQUITY FUNDS
SMALL CAP ADVANTAGE FUND (CONTINUED)

$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                       CLASS A   CLASS C
                                                                                        SHARES    SHARES
                                                                                       -------   -------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*    5.50%        0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                0%     1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                   2.00%        0%
Exchange Fee (as a percentage of amount exchanged, if applicable)***                    2.00%        0%

ANNUAL FUND OPERATING EXPENSES


                                           CLASS A   CLASS C
                                            SHARES    SHARES
                                           -------   -------
Investment Advisory Fees                    0.95%     0.95%
Distribution (12b-1) Fees                   0.25%     1.00%
Other Expenses@                             ____%     ____%
                                            ----      ----
   TOTAL ANNUAL FUND OPERATING EXPENSES@    ____%     ____%
Fee Waivers                                 ____%     ____%
   NET EXPENSES+                            ____%     ____%


* The sales charge for Class A Shares varies depending upon how much you invest. See "How Sales Charges Are Calculated."

** If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges Are Calculated."

*** Applicable to Class A Shares held 30 days or less. Does not include any wire transfer fees, if applicable.


@ The expense information in the table has been restated to reflect current expenses.



+ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class A and Class C Shares from exceeding ___% and ___%, respectively, for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                        ------   -------   -------   --------
CLASS A SHARES           $___      $___      $___      $___
CLASS C SHARES
If you do not sell
   your shares:          $___      $___      $___      $___
If you sell your
   shares at the
   end of the period:    $___      $___      $___      $___

                                  PROSPECTUS 33


HIGHMARK EQUITY FUNDS
SMALL CAP VALUE FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek long-term capital appreciation
INVESTMENT FOCUS                Stocks of small U.S. companies
PRINCIPAL INVESTMENT STRATEGY   Seeks undervalued small company stocks
SHARE PRICE VOLATILITY          Moderate to High
INVESTOR PROFILE                Risk-tolerant investors seeking high long-term
                                returns

"    INVESTMENT STRATEGY

HighMark Small Cap Value Fund seeks to provide long-term capital appreciation. To pursue this goal, the Fund invests primarily in the stocks of SMALL CAPITALIZATION U.S. companies that the portfolio managers believe are undervalued.

Under normal circumstances, the Fund will invest at least 80% of its assets in SMALL CAPITALIZATION companies.

The Fund's portfolio managers seek companies that they believe are both fundamentally strong and undervalued relative to current market averages and/or the stock's own historic norms. Of these, the portfolio managers favor companies exhibiting positive momentum in their share price or earnings.


In addition to the securities described above, the Fund may invest up to 20% of the Fund's assets in foreign securities, including ADRs and locally traded securities. The Fund may also invest in other types of securities. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.



For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ___.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

SMALL COMPANY RISK: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.


FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid security markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.


INVESTMENT STYLE RISK: The possibility that the kinds of securities on which this Fund focuses will underperform other types of investments or the market as a whole.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively,

                                                                     (CONTINUED)

                                 34 PROSPECTUS


HIGHMARK EQUITY FUNDS
SMALL CAP VALUE FUND (CONTINUED)

which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                  (BAR CHART)


1999    20.20%
2000     1.71%
2001     1.29%
2002    -1.43%
2003    45.34%
2004    18.59%
2005     5.12%
2006    16.01%
2007   -14.74%



BEST QUARTER   WORST QUARTER
------------   -------------
   22.20%         -18.83%
  06/30/03        09/30/01



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.


#    FUND INFORMATION

CLASS       CUSIP     TICKER
-----     ---------   ------
Class A   431112200    HASVX
Class B   431112309    HBSVX
Class C   431112820    HSVCX


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE RUSSELL 2000 VALUE INDEX.



                                                           SINCE
                                     1 YEAR   5 YEARS   INCEPTION*
                                     ------   -------   ----------
SMALL CAP VALUE FUND
   Class A Shares
      (with a 5.50% sales
      charge)(1)
       Return Before Taxes           -19.42%   11.10%     9.59%
       Return After Taxes on
          Distributions              -22.22%    9.42%     7.91%
       Return After Taxes on
          Distributions and
          Sale of Fund Shares         -9.64%    9.67%     7.95%
   Class B Shares (with
       applicable Contingent
       Deferred Sales Charge)        -18.67%   11.38%     9.58%
   Class C Shares (with
       applicable Contingent
       Deferred Sales Charge)        -15.95%   11.66%     9.72%(a)
RUSSELL 2000 VALUE INDEX(2)
   (reflects no deduction for
   fees, expenses or taxes)           -9.78%   15.80%    11.91%


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class B and C Shares will vary.


(2) The unmanaged Russell 2000 Value Index is generally representative of the performance of those small capitalization U.S. companies in the Russell 2000 Index with lower price to book ratios and lower forecasted growth values.


*    Since 9/17/98.

(a) Prior to 11/30/99 for Class C Shares, performance data is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 9/17/98, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered shares, the annual returns for the class would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.




?    DID YOU KNOW?

The managers generally consider SMALL CAPITALIZATION STOCKS to be those issued by companies with market capitalizations within the range of those in the Russell 2000 Value Index.

                                  PROSPECTUS 35


$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                       CLASS A   CLASS B   CLASS C
                                                                                        SHARES   SHARES#    SHARES
                                                                                       -------   -------   -------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*    5.50%         0%        0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                0%      5.00%     1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                   2.00%         0%        0%
Exchange Fee (as a percentage of amount exchanged, if applicable)***                    2.00%         0%        0%

ANNUAL FUND OPERATING EXPENSES


                                          CLASS A   CLASS B   CLASS C
                                           SHARES    SHARES    SHARES
                                          -------   -------   -------
Investment Advisory Fees                   1.00%     1.00%     1.00%
Distribution (12b-1) Fees                  0.25%     0.75%     1.00%
Other Expenses                             ____%     ____%     ____%
                                           ----      ----      ----
   TOTAL ANNUAL FUND OPERATING EXPENSES    ____%     ____%     ____%
Fee Waivers                                ____%     ____%     ____%
   NET EXPENSES+                           ____%     ____%     ____%


# Class B Shares are only available to existing investors, either through reinvestment of dividends on previously-acquired Class B Shares or through exchange of Class B Shares of another HighMark Fund. Class B Shares automatically convert to Class A Shares 8 years after you buy them and will be subject to a lower distribution fee.

* The sales charge for Class A Shares varies depending upon how much you invest. See "How Sales Charges Are Calculated."

** If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

*** Applicable to Class A Shares held 30 days or less. Does not include any wire transfer fees, if applicable.


+ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class A, Class B and Class C Shares from exceeding ___%, ___% and ___%, respectively, for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                        ------   -------   -------   --------
CLASS A SHARES           $___      $___      $___      $___
CLASS B SHARES
If you do not sell
   your shares:          $___      $___      $___      $___
If you sell your
   shares at the
   end of the period:    $___      $___      $___      $___
CLASS C SHARES
If you do not sell
   your shares:          $___      $___      $___      $___
If you sell your
   shares at the
   end of the period:    $___      $___      $___      $___

                                 36 PROSPECTUS


HIGHMARK EQUITY FUNDS
VALUE MOMENTUM FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek long-term capital growth; current income is a secondary objective
INVESTMENT FOCUS                U.S. common stocks
PRINCIPAL INVESTMENT STRATEGY   Seeks undervalued stocks showing signs of improved momentum
SHARE PRICE VOLATILITY          Moderate
INVESTOR PROFILE                Investors seeking the potential for a long-term increase in the value of their investment with capital appreciation at potentially lower volatility than the average stock fund

"    INVESTMENT STRATEGY

The Value Momentum Fund seeks long-term capital growth with a secondary objective of income. To pursue this goal, the Fund invests primarily in U.S. stocks that the portfolio managers believe are undervalued.

The portfolio managers emphasize a value-oriented approach to selecting stocks for the Fund's portfolio. They first identify stocks that they believe are undervalued relative to the market and to the security's historic valuation. The portfolio managers then screen these stocks to eliminate those that demonstrate excessive negative price or earnings momentum. The Fund generally will invest in companies with a MEDIUM TO LARGE MARKET CAPITALIZATION and a majority of them will pay dividends.


In addition to U.S. common stocks, the Fund may invest up to 20% of the Fund's assets in foreign securities, including ADRs and locally traded securities. The Fund may also invest in other types of securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 35% of the Fund's assets in very short-term debt obligations called money market securities. In these and other cases, the Fund may not achieve its total return and income objectives.



For a more complete description of the securities the Fund invests in, please see "Other Investment Matters" on page ___.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to go up or down in response to these movements.


FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.


INVESTMENT STYLE RISK: The possibility that the kinds of securities on which this Fund focuses will underperform other types of investments or the market as a whole. If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.

                                 PROSPECTUS 37


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                  (BAR CHART)


1998     9.43%
1999    12.50%
2000     1.53%
2001    -6.58%
2002   -20.58%
2003    29.46%
2004    14.25%
2005     6.88%
2006    20.22%
2007     2.18%



BEST QUARTER    WORST QUARTER
------------    -------------
    17.99%         -18.89%
  12/31/98        09/30/02



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.


#    FUND INFORMATION

CLASS       CUSIP     TICKER
-----     ---------   ------
Class A   431114628    HMVLX
Class B   431114529    HVMBX
Class C   431112812    HVMCX

?    DID YOU KNOW?

The managers consider companies to have a MEDIUM MARKET CAPITALIZATION if their capitalization is within the range of those companies in the S&P 400 MidCap Index. The managers consider companies to have a LARGE MARKET CAPITALIZATION if their capitalization is within the range of those companies in the S&P 500 Index.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE S&P 500 INDEX, AND THE RUSSELL 1000 VALUE INDEX.



                                                                     SINCE
                                   1 YEAR   5 YEARS   10 YEARS    INCEPTION*
                                   ------   -------   --------    ----------
VALUE MOMENTUM FUND(1)
   Class A Shares (with
      a 5.50% sales charge)(2)
      Return Before Taxes          -3.46%    12.91%     5.46%      10.78%(a)
      Return After Taxes on
         Distributions             -5.88%    11.09%     3.91%       3.91%(a)
      Return After Taxes on
         Distributions and
         Sale of Fund Shares        0.94%   11.11%      4.29%       9.16%(a)
   Class B Shares (with
      applicable Contingent
      Deferred Sales Charge)       -2.68%   13.24%      5.37%(a)   10.76%(a)
   Class C Shares (with
      applicable Contingent
      Deferred Sales Charge)        0.70%   13.46%      5.55%(a)   10.88%(a)
S&P 500 INDEX(3)(reflects
   no deduction for fees,
   expenses or taxes)               5.49%   12.83%      5.91%      11.20%
RUSSELL 1000 VALUE INDEX(4)
   (reflects no deduction for
   fees, expenses or taxes)        -0.17%   14.63%      7.68%      12.63%


(1) The performance data includes the performance of the Stepstone Value Momentum Fund for the period prior to its consolidation with the HighMark Value Momentum Fund on 4/25/97.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class B and C Shares will vary.

(3) The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.


(4) The unmanaged Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.


*    Since 2/1/91.

(a) Prior to 4/2/92 for Class A Shares, 2/2/98 for Class B Shares and 11/30/99 for Class C Shares, performance data is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 2/1/91, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered shares, the annual returns for the classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares and the maximum contingent sales charge applicable to Class B and Class C Shares, but does not reflect Class A, Class B and Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

                                                                     (CONTINUED)

                                 38 PROSPECTUS


HIGHMARK EQUITY FUNDS
VALUE MOMENTUM FUND (CONTINUED)

$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                       CLASS A   CLASS B   CLASS C
                                                                                       SHARES    SHARES#    SHARES
                                                                                       -------   -------   -------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*    5.50%         0%        0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                0%      5.00%     1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                      0%         0%        0%

ANNUAL FUND OPERATING EXPENSES


                                                                                       CLASS A    CLASS B    CLASS C
                                                                                        SHARES     SHARES     SHARES
                                                                                       -------   --------    -------
Investment Advisory Fees                                                                0.60%      0.60%      0.60%
Distribution (12b-1) Fees                                                               0.25%      0.75%      1.00%
Other Expenses                                                                           ___%       ___%       ___%
                                                                                        ----       ----       ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                  ___%       ___%       ___%
Fee Waivers                                                                              ___%       ___%       ___%
   NET EXPENSES+                                                                         ___%       ___%       ___%


# Class B Shares are only available to existing investors, either through reinvestment of dividends on previously-acquired Class B Shares or through exchange of Class B Shares of another HighMark Fund. Class B Shares automatically convert to Class A Shares 8 years after you buy them and will be subject to a lower distribution fee.

* The sales charge for Class A Shares varies depending upon how much you invest. See "How Sales Charges Are Calculated."

** If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***  Does not include any wire transfer fees, if applicable.


+ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class A, Class B and Class C Shares from exceeding ___%, ___% and ___%, respectively, for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   -------
CLASS A SHARES                                       $___      $___      $___      $___
CLASS B SHARES
If you do not sell your shares:                      $___      $___      $___      $___
If you sell your shares at the end of the period:    $___      $___      $___      $___
CLASS C SHARES
If you do not sell your shares:                      $___      $___      $___      $___
If you sell your shares at the end of the period:    $___      $___      $___      $___

                                  PROSPECTUS 39


HIGHMARK FIXED - INCOME FUNDS
BOND FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek total return through investments in fixed-income securities
INVESTMENT FOCUS                U.S. government obligations, corporate debt securities, mortgage and other asset-backed securities
PRINCIPAL INVESTMENT STRATEGY   Focuses on sectors of the bond market that the portfolio managers believe are undervalued
SHARE PRICE VOLATILITY          Moderate
INVESTOR PROFILE                Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

"    INVESTMENT STRATEGY

HighMark Bond Fund seeks to provide total return through investments in fixed-income securities. To pursue this goal, the Fund invests primarily in bonds which include:

- Debt obligations issued or guaranteed by the U.S. government or its agencies.


- Corporate debt securities issued by U.S. or foreign companies that nationally recognized rating agencies such as Moody's or S&P recognize as investment-grade.


- Investment-grade bonds backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities.

- Investment-grade bonds backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

Under normal circumstances, the Fund will invest at least 80% of its assets in bonds.

The Fund may also invest up to 10% of its assets in issues which are rated below BBB but have a minimum rating of B by Moody's and/or S&P at the time of investment.

In addition to these, the Fund may invest in other types of debt securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers also may invest more than 20% of the Fund's assets in very short-term investments called money market securities. Such a defensive strategy could make it more difficult for the Fund to achieve its income and total return objectives.

The Fund will maintain an average DURATION of between 3 and 6 years, which the managers expect to be within one year of the duration of the Lehman Brothers U.S. Aggregate Bond Index.

The portfolio managers consider several factors when selecting securities for the Fund's portfolio, including:

-    An assessment of the future level of interest rates and inflation.

-    Expectations for U.S. and global economic growth.

-    Relative yields among securities in various market sectors.

- The yield to maturity, quality, liquidity and capital appreciation potential of individual securities.

The Fund managers also consider the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio managers may continue to hold a bond that has been downgraded if they believe it is in the best interest of the Fund's shareholders.


For a more complete description of the various securities in which the Fund can invest, please see "Other Investment Matters" on page ___.


                                                                     (CONTINUED)

                                 40 PROSPECTUS



HIGHMARK FIXED - INCOME FUNDS
BOND FUND (CONTINUED)


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity of the Fund's fixed income portion, the greater its interest rate risk.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its obligations. In general, the lower a bond's rating, the greater its credit risk.

PREPAYMENT/CALL RISK: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


#    FUND INFORMATION

CLASS       CUSIP     TICKER
-------   ---------   ------
Class A   431114743   HMRBX
Class B   431112747   HBDBX
Class C   431112648   HBDCX

@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                  (BAR CHART)


1998     8.45%
1999   - 1.83%
2000    10.82%
2001     7.95%
2002     7.32%
2003     4.98%
2004     3.57%
2005     1.73%
2006     3.46%
2007     6.19%



BEST QUARTER   WORST QUARTER
------------   -------------
    4.48%          -2.49%
  09/30/98        06/30/04



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.


?    DID YOU KNOW?

One of the most significant factors affecting the performance of a bond fund is the rise and fall of interest rates. When interest rates rise, a bond's value generally declines. When interest rates fall, its value generally increases. As a result, the greater a fund's exposure to interest rates, the greater its risk and return potential.

DURATION is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally speaking, the longer a fund's duration, the more dramatically it will react to interest rate fluctuations and the greater its long-term risk/return potential. Due to their high yields, non-investment grade bonds are typically less sensitive to interest rates than investment grade bonds.

                                 PROSPECTUS 41


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX.



                                                                    SINCE
                                   1 YEAR   5 YEARS   10 YEARS   INCEPTION*
                                   ------   -------   --------   ----------
BOND FUND(1)
   Class A Shares (with
      a 2.25% sales charge)(2)
      Return Before Taxes           3.79%    3.50%      4.96%     7.52%(a)
      Return After Taxes on
         Distributions              2.14%    1.87%      2.93%     4.84%(a)
      Return After Taxes on
         Distributions and
         Sale of Fund Shares        2.43%    2.02%      2.98%     4.81%(a)
      Class B Shares (with
         applicable Contingent
         Deferred Sales Charge)     0.50%    2.90%      4.61%(a)  7.39%(a)
      Class C Shares (with
         applicable Contingent
         Deferred Sales Charge)     4.88%    3.66%(a)   5.04%(a)  7.58%(a)
LEHMAN BROTHERS
   U.S. AGGREGATE BOND
   INDEX(3)(reflects no
   deduction for fees,
   expenses or taxes)               6.97%    4.42%      5.97%     8.54%(+)


(1) Performance data includes the performance of the IRA Fund Bond Portfolio for the period prior to its consolidation with the HighMark Bond Fund on 6/23/88.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class B and Class C Shares will vary.

(3) The unmanaged Lehman Brothers U.S. Aggregate Bond Index is generally representative of the bond market as a whole.

*    Since 2/15/84.

(a) Prior to 6/20/94 for Class A Shares, 11/30/00 for Class B Shares and 11/28/03 for Class C Shares, performance data is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 2/15/84, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered shares, the annual returns for the classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares and the maximum contingent sales charge applicable to Class B and Class C Shares, but does not reflect Class A, Class B and Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

+    Since 2/29/84.

                                                                     (CONTINUED)

                                 42 PROSPECTUS



HIGHMARK FIXED - INCOME FUNDS
BOND FUND (CONTINUED)


$     FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                       CLASS A   CLASS B   CLASS C
                                                                                        SHARES   SHARES#    SHARES
                                                                                       -------   -------   -------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*     2.25%        0%        0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                 0%     5.00%     1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                       0%        0%        0%


ANNUAL FUND OPERATING EXPENSES
                                                                                       CLASS A    CLASS B    CLASS C
                                                                                        SHARES     SHARES    SHARES
                                                                                       -------   ---------   -------
Investment Advisory Fees                                                                 0.50%     0.50%      0.50%
Distribution (12b-1) Fees                                                                0.25%     0.75%      0.75%
Other Expenses                                                                            ___%      ___%       ___%
                                                                                         ----      ----       ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                   ___%      ___%       ___%
Fee Waivers                                                                               ___%      ___%       ___%
   NET EXPENSES+                                                                          ___%      ___%       ___%


# Class B Shares are only available to existing investors, either through reinvestment of dividends on previously-acquired Class B Shares or through exchange of Class B Shares of another HighMark Fund. Class B Shares automatically convert to Class A Shares 8 years after you buy them and will be subject to a lower distribution fee.

* The sales charge for Class A Shares varies depending upon how much you invest. See "How Sales Charges Are Calculated."


** If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 0.50%. See "How Sales Charges are Calculated."


***  Does not include any wire transfer fees, if applicable.



+ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class A, Class B and Class C Shares from exceeding ___%, ___% and ___%, respectively, for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                        ------   -------   -------   --------
CLASS A SHARES           $___      $___      $___      $___
CLASS B SHARES
If you do not sell
   your shares:          $___      $___      $___      $___
If you sell your
   shares at the
   end of the period:    $___      $___      $___      $___
CLASS C SHARES
If you do not sell
   your shares:          $___      $___      $___      $___
If you sell your
   shares at the
   end of the period:    $___      $___      $___      $___

                                 PROSPECTUS 43



HIGHMARK FIXED - INCOME FUNDS
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND


&    FUND SUMMARY

INVESTMENT GOAL                 To seek high current income that is exempt from federal income tax and
                                California state personal income tax
INVESTMENT FOCUS                California municipal securities
PRINCIPAL INVESTMENT STRATEGY   Invests primarily in investment grade California municipal securities
SHARE PRICE VOLATILITY          Low to Moderate
INVESTOR PROFILE                California residents seeking income exempt from federal income tax and state personal income tax

"    INVESTMENT STRATEGY

HighMark California Intermediate Tax-Free Bond Fund seeks high current income that is exempt from federal income tax and State of California personal income tax. To pursue this goal, the Fund invests primarily in INVESTMENT-GRADE MUNICIPAL BONDS and notes that are tax-exempt in California.

Under normal circumstances, the Fund will invest at least 80% of its assets in bonds the income from which is exempt from both federal income tax and California personal income tax. This policy is fundamental and will not be changed without shareholder approval.

Although the Fund will invest primarily in California municipal bonds, it may also invest in MUNICIPAL BONDS from other states, territories and possessions of the United States if the income from these bonds is exempt from U.S. federal income taxes. In addition, the Fund may invest in shares of money market funds and other investment companies that have similar investment objectives.

Under certain conditions, the Fund may temporarily invest more than 20% of its assets in bonds not exempt from federal or California state taxes, which would make it more difficult for the Fund to achieve its goals. Investors who may be subject to the alternative minimum tax (AMT) should note that the portfolio managers will invest at least 80% of the Fund's assets in bonds that pay interest exempt from the AMT under normal circumstances.

The Fund expects to maintain an average portfolio maturity of between 3 and 10 years.

In selecting bonds for the Fund's portfolio, the portfolio managers consider factors such as:

-    The potential direction of interest rate changes.

- Their expectations for the U.S. economy in general and California's economy in particular.

-    The credit rating and stability of the issuers.

The Fund also may invest in futures and options on futures for the purpose of achieving the Fund's objectives and for adjusting portfolio DURATION. The Fund may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges or over the counter, as long as the underlying security, or securities represented by an index are permitted investments of the Fund. The Fund may enter into futures contracts and related options only to the extent that obligations under such contracts or transactions represent not more than 10% of the Fund's assets.


For a more complete description of the various securities in which the Fund can invest, please see "Other Investment Matters" on page ___.


                                                                     (CONTINUED)

                                 44 PROSPECTUS


HIGHMARK FIXED - INCOME FUNDS
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks.

STATE SPECIFIC RISK: By concentrating its investments in California, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified.

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity of the Fund's fixed income portion, the greater its interest rate risk.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its obligations. In general, the lower a bond's rating, the greater its credit risk.

PREPAYMENT/CALL RISK: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. The Fund may trade securities actively, which could increase its transaction costs and thereby lower its performance.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                  (BAR CHART)


1998    6.34%
1999   -0.66%
2000    8.81%
2001    4.99%
2002    8.49%
2003    2.97%
2004    2.07%
2005    0.64%
2006    2.89%
2007    3.97%



BEST QUARTER   WORST QUARTER
------------   -------------
    4.63%          -2.09%
  09/30/02        06/30/99



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.

                                  PROSPECTUS 45



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX.



                                                                 SINCE
                                 1 YEAR   5 YEARS   10 YEARS   INCEPTION*
                                 ------   -------   --------   ----------
CALIFORNIA INTERMEDIATE
TAX-FREE BOND FUND(1)
   Class A Shares (with
      a 2.25% sales charge)(2)
      Return Before Taxes         1.68%   2.04%     3.77%       4.09%
      Return After Taxes
         on Distributions         1.65%   1.91%     3.72%       4.05%
      Return After Taxes on
         Distributions and
         Sale of Fund Shares      2.31%   2.23%     3.78%       4.08%
   Class B Shares (with
      applicable Contingent
      Deferred Sales Charge)     -1.75%   1.40%     3.32%(a)    3.78%(a)
   Class C Shares (with
      applicable Contingent
      Deferred Sales Charge)      2.49%   2.17%(a)  3.84%(a)    4.15%(a)
LEHMAN BROTHERS
7-YEAR MUNICIPAL
BOND INDEX(3)(reflects no
   deduction for fees,
   expenses or taxes)             5.06%   3.86%     4.96%       5.17%+



(1) Performance data includes the performance of the Stepstone California Intermediate Tax-Free Bond Fund for the period prior to its consolidation with the HighMark California Intermediate Tax-Free Bond Fund on 4/25/97.


(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class B and Class C Shares will vary.


(3) The unmanaged Lehman Brothers 7-Year Municipal Bond Index comprises intermediate-term, investment-grade tax-exempt bonds with maturities between 6 and 8 years.


*    Since 10/15/93.

(a) Prior to 11/30/99 for Class B Shares and 11/28/03 for Class C Shares, performance data is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 10/15/93, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered shares, the annual returns for the classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the maximum contingent sales charge applicable to Class B Shares, but does not reflect Class B and Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

+    Since 10/31/93.

#    FUND INFORMATION

CLASS       CUSIP     TICKER
-----     ---------   ------
Class A   431114578    HMCIX
Class B   431112796    HCABX
Class C   431112630    HCTCX

?    DID YOU KNOW?

One of the most significant factors affecting the performance of a bond fund is the rise and fall of interest rates. When interest rates rise, a bond's value generally declines. When interest rates fall, its value generally increases. As a result, the greater a fund's exposure to interest rates, the greater its risk and return potential.

DURATION is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally speaking, the longer a fund's duration, the more dramatically it will react to interest rate fluctuations and the greater its long-term risk/return potential. Due to their high yields, non-investment grade bonds are typically less sensitive to interest rates than investment grade bonds.

MUNICIPAL BONDS are issued by California and other states, cities and municipalities to help finance utilities, schools, public works projects and facilities, among other things.


INVESTMENT-GRADE BONDS are generally those whose issuers the managers consider to have fairly solid financial health by nationally recognized rating agencies such as S&P.


                                                                     (CONTINUED)

                                 46 PROSPECTUS


HIGHMARK FIXED - INCOME FUNDS
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                       CLASS A   CLASS B   CLASS C
                                                                                        SHARES   SHARES#    SHARES
                                                                                       -------   -------   -------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*    2.25%         0%        0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                0%      5.00%     1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                      0%         0%        0%

ANNUAL FUND OPERATING EXPENSES


                                          CLASS A   CLASS B   CLASS C
                                           SHARES    SHARES    SHARES
                                          -------   -------   -------
Investment Advisory Fees                   0.50%     0.50%     0.50%
Distribution (12b-1) Fees                  0.25%     0.75%     0.75%
Other Expenses                             ____%     ____%     ____%
                                           ----      ----      ----
   TOTAL ANNUAL FUND OPERATING EXPENSES    ____%     ____%     ____%
Fee Waivers                                ____%     ____%     ____%
   NET EXPENSES+                           ____%     ____%     ____%


# Class B Shares are only available to existing investors, either through reinvestment of dividends on previously-acquired Class B Shares or through exchange of Class B Shares of another HighMark Fund. Class B Shares automatically convert to Class A Shares 8 years after you buy them and will be subject to a lower distribution fee.

* The sales charge for Class A Shares varies depending upon how much you invest. See "How Sales Charges Are Calculated."

** If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 0.50%. See "How Sales Charges are Calculated." ***Does not include any wire transfer fees, if applicable.


+ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class A, Class B and Class C Shares from exceeding ___%, ___% and ___%, respectively, for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                        ------   -------   -------   --------
CLASS A SHARES           $___      $___     $___       $___
CLASS B SHARES
If you do not sell
   your shares:          $___      $___     $___       $___
If you sell your
   shares at the
   end of the period:    $___      $___     $___       $___
CLASS C SHARES
If you do not sell
   your shares:          $___      $___     $___       $___
If you sell your
   shares at the
   end of the period:    $___      $___     $___       $___

                                 PROSPECTUS 47


HIGHMARK FIXED - INCOME FUNDS
NATIONAL INTERMEDIATE TAX-FREE BOND FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek to provide high current income that is
                                exempt from federal income tax
INVESTMENT FOCUS                Municipal securities
PRINCIPAL INVESTMENT STRATEGY   Invests primarily in municipal securities
                                providing an average intermediate maturity
SHARE PRICE VOLATILITY          Low to Moderate
INVESTOR PROFILE                Investors seeking income exempt from federal
                                income tax

"    INVESTMENT STRATEGY

HighMark National Intermediate Tax-Free Bond Fund seeks to provide high current income that is exempt from federal income taxes. To pursue this goal, the Fund invests primarily in MUNICIPAL BONDS and notes of states, territories and possessions of the United States that are exempt from federal income tax.

Under normal circumstances, the Fund will invest at least 80% of its assets in bonds the income from which is exempt from federal income tax. This policy is fundamental and will not be changed without shareholder approval.

Under normal circumstances, the Fund will invest at least 65% of its assets in municipal securities. This policy is non-fundamental and may be changed without shareholder approval.

Under certain conditions, the Fund may temporarily invest more than 20% of its assets in bonds not exempt from federal income taxes, which would make it more difficult for the Fund to achieve its goals. Investors who may be subject to the alternative minimum tax (AMT) should note that the portfolio managers will invest at least 80% of the Fund's assets in bonds that pay interest exempt from the AMT under normal circumstances.

The Fund expects to maintain an average portfolio maturity of between 3 and 10 years.

In selecting bonds for the Fund's portfolio, the portfolio managers consider factors such as:

-    The potential direction of interest rate changes.

-    Their expectations for the U.S. economy in general.

-    The credit rating and stability of the issuers.


The Fund also may invest in futures and options on futures for the purpose of achieving the Fund's objectives and for adjusting portfolio DURATION. The Fund may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges or over the counter, as long as the underlying security, or securities represented by an index are permitted investments of the Fund. The Fund may enter into futures contracts and related options only to the extent that obligations under such contracts or transactions represent not more than 10% of the Fund's assets. In addition, the Fund may invest in shares of money market funds and other investment companies that have similar investment objectives.



For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ___.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity of the Fund's fixed income portion, the greater its interest rate risk.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its obligations. In general, the lower a bond's rating, the greater its credit risk.

CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bond before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. The Fund may trade securities actively, which could increase its transaction costs and thereby lower its performance.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.



                                                                     (CONTINUED)

                                 48 PROSPECTUS


HIGHMARK FIXED - INCOME FUNDS
NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES(1) FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*


                               (BAR CHART)


1998    4.77%
1999   -1.55%
2000    7.35%
2001    4.50%
2002    6.84%
2003    3.33%
2004    1.75%
2005    1.01%
2006    3.27%
2007    4.25%



BEST QUARTER   WORST QUARTER
------------   -------------
    3.31%          -2.00%
  06/30/02        06/30/99



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.


(1)  SEE FOOTNOTE 1 IN NEXT COLUMN.

?    DID YOU KNOW?

One of the most significant factors affecting the performance of a bond fund is the rise and fall of interest rates. When interest rates rise, a bond's value generally declines. When interest rates fall, its value generally increases. As a result, the greater a fund's exposure to interest rates, the greater its risk and return potential.

DURATION is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally speaking, the longer a fund's duration, the more dramatically it will react to interest rate fluctuations and the greater its long-term risk/return potential. Due to their high yields, non-investment grade bonds are typically less sensitive to interest rates than investment grade bonds.

MUNICIPAL BONDS are issued by states, cities and municipalities to help finance utilities, schools, public works projects and facilities, among other things.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX.



                                                                   SINCE
                               1 YEAR   5 YEARS      10 YEARS   INCEPTION*
                               ------   -------      --------   ----------
NATIONAL INTERMEDIATE
TAX-FREE BOND FUND(1)
   Class A Shares (with a
   2.25% Sales Charge)(2)
      Return Before Taxes       1.92%    2.25%(a)    3.28%(a)    4.52%(a)
      Return After Taxes
         on Distributions       1.91%    2.19%(a)    3.25%(a)    4.50%(a)
      Return After Taxes on
         Distributions and
         Sale of Fund Shares    2.56%    2.45%(a)    3.39%(a)    4.56%(a)
LEHMAN BROTHERS
7-YEAR MUNICIPAL
BOND INDEX(3)(reflects no
   deduction for fees,
   expenses or taxes)           5.06%    3.86%       4.96%         --**


(1) Performance data includes the performance of a common trust fund for the period prior to its consolidation with the National Intermediate Tax-Free Bond Fund on October 18, 2002. The National Intermediate Tax-Free Bond Fund commenced operations as of October 18, 2002 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The quoted performance of Class A Shares of the Fund includes the performance of the common trust fund for periods prior to the commencement of operations of the Fund as adjusted to reflect the fees and expenses associated with Class A Shares of the Fund. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered, its returns may have been lower.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


(3) The unmanaged Lehman Brothers 7-Year Municipal Bond Index generally comprises intermediate-term, investment-grade tax-exempt bonds with maturities between 6 and 8 years.


*    Since 2/17/89.

**   Index did not exist.

(a) Prior to 10/18/02 for Class A Shares performance data is based on Fiduciary Share performance (whose performance data includes the performance of a common trust fund for the period prior to its consolidation with the National Intermediate Tax-Free Bond Fund on October 18, 2002). Fiduciary Shares, which were first offered 10/18/02, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered shares, the annual returns for the classes would be substantially similar.

#    FUND INFORMATION

CLASS       CUSIP     TICKER
-----     ---------   ------
Class A   431112663    HMNFX

                                  PROSPECTUS 49


$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                       CLASS A
                                                                                        SHARES
                                                                                       -------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*     2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                 0%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                       0%

ANNUAL FUND OPERATING EXPENSES


                                           CLASS A
                                            SHARES
                                           -------
Investment Advisory Fees                    0.50%
Distribution (12b-1) Fees                   0.25%
Other Expenses@                             ____%
                                            ----
   TOTAL ANNUAL FUND OPERATING EXPENSES@    ____%
Fee Waivers                                 ____%
   NET EXPENSES+                            ____%


* The sales charge for Class A Shares varies depending upon how much you invest. See "How Sales Charges Are Calculated."

** If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 0.50%. See "How Sales Charges Are Calculated."

***  Does not include any wire transfer fees, if applicable.


@ The expense information in the table has been restated to reflect current expenses.



+ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class A Shares from exceeding ___% for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                 ------   -------   -------   --------
CLASS A SHARES    $___      $___      $___      $___

                                 50 PROSPECTUS


HIGHMARK FIXED - INCOME FUNDS
SHORT TERM BOND FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek total return through investments in
                                fixed-income securities
INVESTMENT FOCUS                U.S. government obligations, corporate debt
                                securities, mortgage and other asset-backed
                                securities
PRINCIPAL INVESTMENT STRATEGY   Focuses on sectors of the bond market that the
                                portfolio managers believe are undervalued
SHARE PRICE VOLATILITY          Low
INVESTOR PROFILE                Investors willing to accept the risk of a small
                                amount of fluctuation in the value of their
                                investment for the benefit of a higher total
                                return potential than a money market fund

"    INVESTMENT STRATEGY

HighMark Short Term Bond Fund seeks to provide total return through investments in fixed-income securities. To pursue this goal, the Fund invests primarily in bonds which include:

- Debt obligations issued or guaranteed by the U.S. government or its agencies.

- Corporate debt securities issued by U.S. or foreign companies that nationally recognized rating agencies such as Moody's or S&P recognize as investment-grade.

- Investment-grade bonds backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities.

- Investment-grade bonds backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

Under normal circumstances, the Fund will invest at least 80% of its assets in bonds. The Fund will maintain an average DURATION of between 1 and 3 years.

The Fund may also invest up to 10% of its assets in issues which are rated below BBB but have a minimum rating of B by Moody's and/or S&P at the time of investment.

In addition to these, the Fund may invest in other types of debt securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers also may invest more than 20% of the Fund's assets in very short-term investments called money market securities. Such a defensive strategy could make it more difficult for the Fund to achieve its goals.

The portfolio managers consider several factors when selecting securities for the Fund's portfolio, including:

-    An assessment of the future level of interest rates and inflation.

-    Expectations for U.S. and global economic growth.

-    Relative yields among securities in various market sectors.

- The yield to maturity, quality, liquidity and capital appreciation potential of individual securities.

The Fund managers also consider the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio managers may continue to hold a bond that has been downgraded if they believe it is in the best interest of the Fund's shareholders.


For a more complete description of the various securities in which the Fund can invest, please see "Other Investment Matters" beginning on page ___.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Generally, the longer the average maturity of the Fund's fixed income portion, the greater its interest rate risk.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its obligations. In general, the lower a bond's rating, the greater its credit risk.

PREPAYMENT/CALL RISK: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance

                                  PROSPECTUS 51


lower. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.


For more information about these risks, please see "Glossary of Investment Risks" beginning on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                  (BAR CHART)


2005   1.11%
2006   3.80%
2007   4.99%



BEST QUARTER   WORST QUARTER
------------   -------------
    1.87%          -0.45%
  09/30/06       03/31/05



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.


?    DID YOU KNOW?

One of the most significant factors affecting the performance of a bond fund is the rise and fall of interest rates. When interest rates rise, a bond's value generally declines. When interest rates fall, its value generally increases. As a result, the greater a fund's exposure to interest rates, the greater its risk and return potential.

DURATION is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally speaking, the longer a fund's duration, the more dramatically it will react to interest rate fluctuations and the greater its long-term risk/return potential. Due to their high yields, non-investment grade bonds are typically less sensitive to interest rates than investment grade bonds.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE LEHMAN BROTHERS 1-3 YEAR U.S. GOVERNMENT/CREDIT BOND INDEX.



                                                   SINCE
                                       1 YEAR   INCEPTION*
                                       ------   ----------
SHORT TERM BOND FUND
   Class A Shares
      (with a 2.25% sales charge)(1)
      Return Before Taxes               2.59%     2.35%
      Return After Taxes on
         Distributions                  1.17%     1.16%
      Return After Taxes on
         Distributions and
         Sale of Fund Shares            1.66%     1.30%
   Class C Shares (with
      applicable Contingent
      Deferred Sales Charge)            3.71%     2.82%(a)
LEHMAN BROTHERS 1-3 YEAR
U.S. GOVERNMENT/CREDIT
BOND INDEX(2)
   (reflects no deduction for
   fees, expenses or taxes)             6.83%     3.96%+


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for C Shares will vary.

(2) The unmanaged Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e. public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e. publicly issued debt of U.S. Government agencies, quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements.

*    Since 11/02/04.


+    Since 10/31/04.


(a) Prior to 11/29/04 for Class C Shares, performance data is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 11/02/04, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered shares, the annual returns for the classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the maximum contingent sales charge applicable to Class C Shares, but does not reflect Class C Shares Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

#    FUND INFORMATION

CLASS       CUSIP     TICKER
-----     ---------   ------
Class A   431112523    HMSAX
Class C   431112515    HMTCX

                                                                     (CONTINUED)

                                 52 PROSPECTUS


HIGHMARK FIXED - INCOME FUNDS
SHORT TERM BOND FUND (CONTINUED)

$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                        CLASS A   CLASS C
                                                                                         SHARES    SHARES
                                                                                        -------   -------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)*    2.25%        0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                 0%     1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                       0%        0%

ANNUAL FUND OPERATING EXPENSES


                                           CLASS A   CLASS C
                                            SHARES    SHARES
                                           -------   -------
Investment Advisory Fees                     0.40%     0.40%
Distribution (12b-1) Fees                    0.25%     0.75%
Other Expenses@                               ___%      ___%
                                             ----      ----
   TOTAL ANNUAL FUND OPERATING EXPENSES@      ___%      ___%
Fee Waivers                                   ___%      ___%
   NET EXPENSES+                              ___%      ___%


* The sales charge for Class A Shares varies depending upon how much you invest. See "How Sales Charges Are Calculated."

** If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 0.50%. See "How Sales Charges are Calculated."

***  Does not include any wire transfer fees, if applicable.


@ The expense information in the table has been restated to reflect current expenses.



+ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class A and Class C Shares from exceeding ___% and ___%, respectively, for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                        ------   -------   -------   --------
CLASS A SHARES           $___      $___      $___      $___
CLASS C SHARES
If you do not sell
   your shares:          $___      $___      $___      $___
If you sell your
   shares at the
   end of the period:    $___      $___      $___      $___

                                  PROSPECTUS 53


HIGHMARK ASSET ALLOCATION PORTFOLIOS
INCOME PLUS ALLOCATION FUND

$    FUND SUMMARY

INVESTMENT GOAL                 Primarily to seek income and secondarily to seek capital appreciation
INVESTMENT FOCUS                HighMark and other fixed income and equity funds that invest in investment grade bonds as well as U.S. and/or foreign equity securities
PRINCIPAL INVESTMENT STRATEGY   Invests in a diversified portfolio of mutual funds with a strategic allocation target of 70% fixed income securities and 30% equity securities
SHARE PRICE VOLATILITY          Low
INVESTOR PROFILE                Investors seeking conservative, professionally managed asset allocation with an income focus using primarily fixed income securities

"    INVESTMENT STRATEGY


HighMark Income Plus Allocation Fund primarily seeks income and secondarily seeks capital appreciation. To pursue this goal, the Fund, under normal circumstances, will invest, either directly or through its investments in underlying funds, between 55% and 85% of its assets in fixed income securities, and between 15% and 45% of its assets in equity securities. The Fund's strategic allocation target is 70% fixed income securities and 30% equity securities.


The Fund is the most conservative of the Asset Allocation Portfolio series. The Asset Allocation Portfolios seek to add value over the long-term through a combination of top-down tactical asset allocation and bottom-up security selection. The mix of equity and fixed income investments for the Fund will vary depending on the portfolio managers' outlook on the expected return and risk of each selected investment. The portfolio managers determine the percentage of assets that will be invested in various securities and funds, as well as market sectors, using a fund-of-funds approach. Such decisions are based on a tactical fundamental investment outlook with a time horizon of 12-18 months.

The Asset Allocation Portfolios' investment discipline emphasizes valuation, economic conditions, interest rates, and other market factors such as investor sentiment and currency influences. Asset allocation exposures are determined by a disciplined portfolio management system that balances expected return and risks.

The Fund may invest in other HighMark funds and in equity and fixed income funds that are not affiliated with HighMark Funds. For more information about the percentage of its assets that the Fund may allocate to other HighMark funds and other investments, please see "Other Investment Matters."

The Fund may invest directly in equity securities (including but not limited to real estate investment trust securities), fixed income securities (including but not limited to high-yield securities and U.S. government securities), derivatives (including but not limited to futures, forwards and options), cash and cash equivalents. In addition, the Fund may invest in exchange traded funds.


For a more complete description of the underlying HighMark funds and of the securities in which the underlying HighMark funds may invest, please see "Other Investment Matters" on page ___.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INVESTING IN MUTUAL FUNDS RISK: The Fund's investments are primarily concentrated in the underlying funds, so a substantial portion of the Fund's investment performance is directly related to the performance of those underlying funds. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund may invest and the types of investments made by those underlying funds. You could lose money by investing in the Fund if there is a decline in the value of the underlying funds' holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the Fund's allocations among the underlying funds change, or to the extent that the expense ratios of the underlying funds change, the weighted average operating expenses borne by the Fund may increase or decrease. Investing in a fund of funds, like the Fund, entails higher expenses than if you invested in the underlying fund directly.

                                                                     (CONTINUED)

                                 54 PROSPECTUS


HIGHMARK ASSET ALLOCATION PORTFOLIOS
INCOME PLUS ALLOCATION FUND (CONTINUED)

FIXED INCOME RISK: The Fund invests a portion of its assets in underlying funds that invest primarily in fixed income securities, and may also invest directly in such securities. Fixed income securities are subject to interest rate risk, credit risk, prepayment risk and call risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. In the case of both prepayments and calls, the Fund is usually forced to reinvest the proceeds in a security with a lower yield.

EQUITY RISK: The Fund invests a portion of its assets in underlying funds that invest primarily in equity securities, and may also invest directly in such securities. Equity securities are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Equity securities may also be subject to investment style risk, which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments. Equity securities issued by smaller capitalization companies are also subject to additional risks. Many small companies have limited track records and may also have limited product lines, markets or financial resources. Compared with larger companies, they may be more vulnerable to adverse business or economic developments, and their stocks tend to be less liquid and more volatile.

FOREIGN SECURITIES AND CURRENCY RISKS: The Fund may invest in underlying funds that invest in securities issued by foreign issuers and may also invest directly in such securities. Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. The Fund and the underlying funds may trade securities actively, which could increase transaction costs, thereby lowering return, and could also increase the amount of taxes you pay.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                  (BAR CHART)


2005   3.39%
2006   7.93%
2007   3.42%



BEST QUARTER   WORST QUARTER
------------   -------------
   3.53%           -0.75%
  12/31/06        12/31/07



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.

                                  PROSPECTUS 55



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE S&P 500 INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, THE CITIGROUP 3-MONTH TREASURY BILL INDEX AND A BLENDED INDEX.



                                                  SINCE
                                       1 YEAR   INCEPTION*
                                       ------   ----------
INCOME PLUS ALLOCATION FUND
   Class A Shares
      (with a 4.50% sales
      charge)(1)
      Return Before Taxes              -1.25%      3.87%
      Return After Taxes on
         Distributions                 -2.34%      2.99%
      Return After Taxes on
         Distributions and
         Sale of Fund Shares           -0.35%      2.91%
   Class C Shares (with
      applicable Contingent
      Deferred Sales Charge)            1.74%      4.63%
S&P 500 INDEX(2)
   (reflects no deduction for
   fees, expenses or taxes)             5.49%     10.78%
LEHMAN BROTHERS U.S. AGGREGATE
   BOND INDEX(3)(reflects no
   deduction for fees,
   expenses or taxes)                   6.97%      4.51%+
CITIGROUP 3-MONTH
   TREASURY BILL INDEX(4)
   (reflects no deduction for
   fees, expenses or taxes)             4.74%      3.98%+
BLENDED INDEX(5)(reflects
   no deduction for fees,
   expenses or taxes)                   6.41%      6.40%+


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for C Shares will vary.

(2) The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.

(3) The unmanaged Lehman Brothers U.S. Aggregate Bond Index is generally representative of the bond market as a whole.


(4) The unmanaged Citigroup 3-Month Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The Citigroup 3-Month Treasury Bill Index consists of the last three three-month Treasury bill issues.



(5) The blended benchmark, administered by the sub-administrator, PNC Global Investment Services (U.S.) Inc. is 30% S&P 500 Index, 65% Lehman Brothers U.S. Aggregate Bond Index and 5% Citigroup 3-Month Treasury Bill Index.


*    Since 10/12/04.


+    Since 09/30/04.


#    FUND INFORMATION

CLASS       CUSIP     TICKER
-------   ---------   ------
Class A   431112614   HMPAX
Class C   431112598   HMPCX

                                                                     (CONTINUED)

                                  56 PROSPECTUS


HIGHMARK ASSET ALLOCATION PORTFOLIOS
INCOME PLUS ALLOCATION FUND (CONTINUED)

$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                       CLASS A   CLASS C
                                                                                        SHARES    SHARES
                                                                                       -------   -------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*    4.50%        0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                0%     1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                      0%        0%

ANNUAL FUND OPERATING EXPENSES


                                                CLASS A   CLASS C
                                                 SHARES   SHARES
                                                -------   -------
Investment Advisory Fees                         0.18%     0.18%
Distribution (12b-1) Fees                        0.25%     1.00%
Other Expenses@                                   ___%      ___%
Acquired Fund Fees and Expenses+                  ___%      ___%
                                                 ----      ----
   TOTAL ANNUAL FUND OPERATING EXPENSES++@        ___%      ___%
Fee Waivers                                       ___%      ___%
   NET EXPENSES+++                                ___%      ___%


* The sales charge for Class A Shares varies depending upon how much you invest. See "How Sales Charges Are Calculated."

** If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 0.50%. See "How Sales Charges are Calculated."

***  Does not include any wire transfer fees, if applicable.


@ The expense information in the table has been restated to reflect current expenses.



+ The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2008. Actual Acquired Fund Fees and Expenses will vary depending on the Acquired Funds in which the Fund's portfolio is invested.



++ The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.



+++ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in Acquired Funds) for Class A and Class C Shares from exceeding ___% and ___%, respectively, for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                        ------   -------   -------   --------
CLASS A SHARES           $___      $___      $___      $___
CLASS C SHARES
If you do not sell
   your shares:          $___      $___      $___      $___
If you sell your
   shares at the
   end of the period:    $___      $___      $___      $___

                                  PROSPECTUS 57


HIGHMARK ASSET ALLOCATION PORTFOLIOS
GROWTH & INCOME ALLOCATION FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek capital appreciation and income
INVESTMENT FOCUS                HighMark and other equity and fixed income funds
                                that invest in U.S. and/or foreign equity
                                securities as well as investment grade bonds
PRINCIPAL INVESTMENT STRATEGY   Invests in a diversified portfolio of mutual
                                funds with a strategic allocation target of 60%
                                equity securities and 40% fixed income
                                securities
SHARE PRICE VOLATILITY          Low to Moderate
INVESTOR PROFILE                Investors seeking professionally managed asset
                                allocation with a balanced focus using both
                                equity and fixed income securities

"    INVESTMENT STRATEGY


HighMark Growth & Income Allocation Fund seeks capital appreciation and income. To pursue this goal, the Fund, under normal circumstances, will invest, either directly or through its investments in underlying funds, between 45% and 75% of its assets in equity securities and between 25% and 55% of its assets in fixed income securities. The Fund's strategic allocation target is 60% equity securities and 40% fixed income securities.


HighMark Growth & Income Allocation Fund is a balanced option within the Asset Allocation Portfolio series. The Asset Allocation Portfolios seek to add value over the long-term through a combination of top-down tactical asset allocation and bottom-up security selection. The mix of equity and fixed income investments for the Fund will vary depending on the portfolio managers' outlook on the expected return and risk of each selected investment. The portfolio managers determine the percentage of assets that will be invested in various securities and funds, as well as market sectors, using a fund-of-funds approach. Such decisions are based on a tactical fundamental investment outlook with a time horizon of 12-18 months.

The Asset Allocation Portfolios' investment discipline emphasizes valuation, economic conditions, interest rates, and other market factors such as investor sentiment and currency influences. Asset allocation exposures are determined by a disciplined portfolio management system that balances expected return and risks.

The Fund may invest in other HighMark funds and in equity and fixed income funds that are not affiliated with HighMark Funds. For more information about the percentage of its assets that the Fund may allocate to other HighMark funds and other investments, please see "Other Investment Matters."

The Fund may invest directly in equity securities (including but not limited to real estate investment trust securities), fixed income securities (including but not limited to high-yield securities and U.S. government securities), derivatives (including but not limited to futures, forwards and options), cash and cash equivalents. In addition, the Fund may invest in exchange traded funds.


For a more complete description of the underlying HighMark funds and of the securities in which the underlying HighMark funds may invest, please see "Other Investment Matters" on page ___.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INVESTING IN MUTUAL FUNDS RISK: The Fund's investments are primarily concentrated in the underlying funds, so a substantial portion of the Fund's investment performance is directly related to the performance of those underlying funds. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund may invest and the types of investments made by those underlying funds. You could lose money by investing in the Fund if there is a decline in the value of the underlying funds' holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the Fund's allocations among the underlying funds change, or to the extent that the expense ratios of the underlying funds change, the weighted average operating expenses borne by the Fund may increase or decrease. Investing in a fund of funds, like the Fund, entails higher expenses than if you invested in the underlying fund directly.

                                                                     (CONTINUED)

                                  58 PROSPECTUS


HIGHMARK ASSET ALLOCATION PORTFOLIOS
GROWTH & INCOME ALLOCATION FUND (CONTINUED)

FIXED INCOME RISK: The Fund invests a portion of its assets in underlying funds that invest primarily in fixed income securities, and may also invest directly in such securities. Fixed income securities are subject to interest rate risk, credit risk, prepayment risk and call risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. In the case of both prepayments and calls, the Fund is usually forced to reinvest the proceeds in a security with a lower yield.

EQUITY RISK: The Fund invests a portion of its assets in underlying funds that invest primarily in equity securities, and may also invest directly in such securities. Equity securities are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Equity securities may also be subject to investment style risk, which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments. Equity securities issued by smaller capitalization companies are also subject to additional risks. Many small companies have limited track records and may also have limited product lines, markets or financial resources. Compared with larger companies, they may be more vulnerable to adverse business or economic developments, and their stocks tend to be less liquid and more volatile.

FOREIGN SECURITIES AND CURRENCY RISKS: The Fund may invest in underlying funds that invest in securities issued by foreign issuers and may also invest directly in such securities. Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. The Fund and the underlying funds may trade securities actively, which could increase transaction costs, thereby lowering return, and could also increase the amount of taxes you pay.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                  (BAR CHART)


2005    5.37%
2006   11.70%
2007    3.26%



BEST QUARTER   WORST QUARTER
------------   -------------
    5.69%          -2.63%
  12/31/06        12/31/07



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.

                                  PROSPECTUS 59



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE S&P 500 INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, THE CITIGROUP 3-MONTH TREASURY BILL INDEX AND A BLENDED INDEX.



                                                   SINCE
                                       1 YEAR   INCEPTION*
                                       ------   ----------
GROWTH & INCOME ALLOCATION FUND
   Class A Shares
      (with a 5.50% sales charge)(1)
      Return Before Taxes              -2.41%     6.01%
      Return After Taxes on
         Distributions                 -3.25%     5.38%
      Return After Taxes on
         Distributions and
         Sale of Fund Shares           -0.87%     4.96%
   Class C Shares (with
      applicable Contingent
      Deferred Sales Charge)            1.49%     7.11%
S&P 500 INDEX(2)
   (reflects no deduction for
   fees, expenses or taxes)             5.49%    10.78%
LEHMAN BROTHERS U.S. AGGREGATE
   BOND INDEX(3)(reflects no
   deduction for fees,
   expenses or taxes)                   6.97%     4.51%+
CITIGROUP 3-MONTH TREASURY
   BILL INDEX(4)
   (reflects no deduction for
   fees, expenses or taxes)             4.74%     3.98%+
BLENDED INDEX(5)(reflects
   no deduction for fees,
   expenses or taxes)                   5.97%     8.31%+


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for C Shares will vary.

(2) The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.

(3) The unmanaged Lehman Brothers U.S. Aggregate Bond Index is generally representative of the bond market as a whole.


(4) The unmanaged Citigroup 3-Month Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The Citigroup 3-Month Treasury Bill Index consists of the last three three-month Treasury bill issues.



(5) The blended index, administered by the sub-administrator, PNC Global Investment Servicing (U.S.) Inc., is 60% S&P 500 Index, 35% Lehman Brothers U.S. Aggregate Bond Index and 5% Citigroup 3-Month Treasury Bill Index.


*    Since 10/12/04.


+    Since 09/30/04.


#    FUND INFORMATION

CLASS     CUSIP       TICKER
-------   ---------   ------
Class A   431112580   HMRAX
Class C   431112572   HMRCX

                                                                     (CONTINUED)

                                 60 PROSPECTUS


HIGHMARK ASSET ALLOCATION PORTFOLIOS
GROWTH & INCOME ALLOCATION FUND (CONTINUED)

$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                       CLASS A   CLASS C
                                                                                        SHARES    SHARES
                                                                                       -------   -------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*    5.50%        0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                0%     1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                      0%        0%

ANNUAL FUND OPERATING EXPENSES


                                                                                       CLASS A   CLASS C
                                                                                        SHARES    SHARES
                                                                                       -------   -------
Investment Advisory Fees                                                                0.18%     0.18%
Distribution (12b-1) Fees                                                               0.25%     1.00%
Other Expenses@                                                                          ___%      ___%
Acquired Fund Fees and Expenses+                                                         ___%      ___%
                                                                                        ----      ----
   TOTAL ANNUAL FUND OPERATING EXPENSES++@                                               ___%      ___%
Fee Waivers                                                                              ___%      ___%
   NET EXPENSES+++                                                                       ___%      ___%


* The sales charge for Class A Shares varies depending upon how much you invest. See "How Sales Charges Are Calculated."

** If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***  Does not include any wire transfer fees, if applicable.


@ The expense information in the table has been restated to reflect current expenses.



+ The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2008. Actual Acquired Fund Fees and Expenses will vary depending on the Acquired Funds in which the Fund's portfolio is invested.



++ The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.



+++ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in Acquired Funds) for Class A and Class C Shares from exceeding ___% and ___%, respectively, for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, you approximate costs of investing $10,000 in the Fund would be:



                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
CLASS A SHARES                                       $___      $___      $___      $___
CLASS C SHARES
If you do not sell your shares:                      $___      $___      $___      $___
If you sell your shares at the end of the period:    $___      $___      $___      $___

                                  PROSPECTUS 61


HIGHMARK ASSET ALLOCATION PORTFOLIOS
CAPITAL GROWTH ALLOCATION FUND

&    FUND SUMMARY

INVESTMENT GOAL                 Primarily to seek capital appreciation
INVESTMENT FOCUS                HighMark and other equity and fixed income funds that invest in U.S.
                                and/or foreign equity securities as well as investment grade bonds
PRINCIPAL INVESTMENT STRATEGY   Invests in a diversified portfolio of mutual funds with a strategic allocation target of 80% equity securities and 20% fixed income securities
SHARE PRICE VOLATILITY          Moderate to High
INVESTOR PROFILE                Investors seeking professionally managed asset allocation with a growth-oriented focus using primarily equity securities

"    INVESTMENT STRATEGY


HighMark Capital Growth Allocation Fund primarily seeks capital appreciation. To pursue this goal, the Fund, under normal circumstances, will invest, either directly or through its investments in underlying funds, between 65% and 95% of its assets in equity securities and between 5% and 35% of its assets in fixed income securities. The Fund's strategic allocation target is 80% equity securities and 20% fixed income securities.


The Fund is a growth-oriented option within the Asset Allocation Portfolio series. The Asset Allocation Portfolios seek to add value over the long-term through a combination of top-down tactical asset allocation and bottom-up security selection. The mix of equity and fixed income investments for the Fund will vary depending on the portfolio managers' outlook on the expected return and risk of each selected investment. The portfolio managers determine the percentage of assets that will be invested in various securities and funds, as well as market sectors, using a fund-of-funds approach. Such decisions are based on a tactical fundamental investment outlook with a time horizon of 12-18 months.

The Asset Allocation Portfolios' investment discipline emphasizes valuation, economic conditions, interest rates, and other market factors such as investor sentiment and currency influences. Asset allocation exposures are determined by a disciplined portfolio management system that balances expected return and risks.

The Fund may invest in other HighMark funds and in equity and fixed income funds that are not affiliated with HighMark Funds. For more information about the percentage of its assets that the Fund may allocate to other HighMark funds and other investments, please see "Other Investment Matters".

The Fund may invest directly in equity securities (including but not limited to real estate investment trust securities), fixed income securities (including but not limited to high-yield securities and U.S. government securities), derivatives (including but not limited to futures, forwards and options), cash and cash equivalents. In addition, the Fund may invest in exchange traded funds.


For a more complete description of the underlying HighMark funds and of the securities in which the underlying HighMark funds may invest, please see "Other Investment Matters" on page ___.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INVESTING IN MUTUAL FUNDS RISK:The Fund's investments are primarily concentrated in the underlying funds, so a substantial portion of the Fund's investment performance is directly related to the performance of those underlying funds. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund may invest and the types of investments made by those underlying funds. You could lose money by investing in the Fund if there is a decline in the value of the underlying funds' holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the Fund's allocations among the underlying funds change, or to the extent that the expense ratios of the underlying funds change, the weighted average operating expenses borne by the Fund may increase or decrease. Investing in a fund of funds, like the Fund, entails higher expenses than if you invested in the underlying fund directly.

                                                                     (CONTINUED)

                                 62 PROSPECTUS


HIGHMARK ASSET ALLOCATION PORTFOLIOS
CAPITAL GROWTH ALLOCATION FUND (CONTINUED)

FIXED INCOME RISK: The Fund invests a portion of its assets in underlying funds that invest primarily in fixed income securities, and may also invest directly in such securities. Fixed income securities are subject to interest rate risk, credit risk, prepayment risk and call risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. In the case of both prepayments and calls, the Fund is usually forced to reinvest the proceeds in a security with a lower yield.

EQUITY RISK: The Fund invests a portion of its assets in underlying funds that invest primarily in equity securities, and may also invest directly in such securities. Equity securities are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Equity securities may also be subject to investment style risk, which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments. Equity securities issued by smaller capitalization companies are also subject to additional risks. Many small companies have limited track records and may also have limited product lines, markets or financial resources. Compared with larger companies, they may be more vulnerable to adverse business or economic developments, and their stocks tend to be less liquid and more volatile.

FOREIGN SECURITIES AND CURRENCY RISKS: The Fund may invest in underlying funds that invest in securities issued by foreign issuers and may also invest directly in such securities. Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. The Fund and the underlying funds may trade securities actively, which could increase transaction costs, thereby lowering return, and could also increase the amount of taxes you pay.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                  (BAR CHART)


2005    6.18%
2006   14.47%
2007    2.36%



BEST QUARTER   WORST QUARTER
------------   -------------
   7.09%           -4.02%
  12/31/06        12/31/07



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.

                                 PROSPECTUS 63



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE S&P 500 INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, THE CITIGROUP 3-MONTH TREASURY BILL INDEX AND A BLENDED INDEX.



                                                SINCE
                                    1 YEAR   INCEPTION*
                                    ------   ----------
CAPITAL GROWTH
ALLOCATION FUND
   Class A Shares
   (with a 5.50% sales charge)(1)
      Return Before Taxes            -3.25%     7.31%
      Return After Taxes on
         Distributions               -3.99%     6.82%
      Return After Taxes on
         Distributions and
         Sale of Fund Shares         -1.20%     6.21%
   Class C Shares (with
      applicable Contingent
      Deferred Sales Charge)          0.68%     8.45%
S&P 500 INDEX(2)
   (reflects no deduction for
   fees, expenses or taxes)           5.49%    10.78%
LEHMAN BROTHERS
U.S. AGGREGATE
   BOND INDEX(3)(reflects no
   deduction for fees,
   expenses or taxes)                 6.97%     4.51%+
CITIGROUP 3-MONTH
TREASURY BILL INDEX(4)
   (reflects no deduction for
   fees, expenses or taxes)           4.74%     3.98%+
   BLENDED INDEX(5)(reflects
   no deduction for fees,
   expenses or taxes)                 5.67%     9.59%+


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for C Shares will vary.

(2) The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.

(3) The unmanaged Lehman Brothers U.S. Aggregate Bond Index is generally representative of the bond market as a whole.


(4) The unmanaged Citigroup 3-Month Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The Citigroup 3-Month Treasury Bill Index consists of the last three three-month Treasury bill issues.



(5) The blended index, administered by the sub-administrator, PNC Global Investment Services (U.S.) Inc., is 80% S&P 500 Index, 15% Lehman Brothers U.S. Aggregate Bond Index and 5% Citigroup 3-Month Treasury Bill Index.


*    Since 10/12/04.


+    Since 09/30/04.


#    FUND INFORMATION

CLASS     CUSIP       TICKER
-----     ---------   ------
Class A   431112564   HMAAX
Class C   431112556   HMACX

                                                                     (CONTINUED)

                                  64 PROSPECTUS


HIGHMARK ASSET ALLOCATION PORTFOLIOS
CAPITAL GROWTH ALLOCATION FUND (CONTINUED)

$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                  CLASS A   CLASS C
                                                   SHARES    SHARES
                                                  -------   -------
Maximum Sales Charge (Load) Imposed on Purchase
   (as a percentage of offering price)*            5.50%        0%
Maximum Deferred Sales Charge (Load) (as a
   percentage of net asset value)**                   0%     1.00%
Redemption Fee (as a percentage of amount
   redeemed, if applicable)***                        0%        0%

ANNUAL FUND OPERATING EXPENSES


                                                  CLASS A   CLASS C
                                                   SHARES    SHARES
                                                  -------   -------
Investment Advisory Fees                           0.18%     0.18%
Distribution (12b-1) Fees                          0.25%     1.00%
Other Expenses@                                     ___%      ___%
Acquired Fund Fees and Expenses+                    ___%      ___%
                                                   ----      ----
   TOTAL ANNUAL FUND OPERATING EXPENSES++@          ___%      ___%
Fee Waivers                                         ___%      ___%
   NET EXPENSES+++                                  ___%      ___%


* The sales charge for Class A Shares varies depending upon how much you invest. See "How Sales Charges Are Calculated."

** If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***  Does not include any wire transfer fees, if applicable.


@ The expense information in the table has been restated to reflect current expenses.



+ The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2008. Actual Acquired Fund Fees and Expenses will vary depending on the Acquired Funds in which the Fund's portfolio is invested.



++ The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.



+++ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in Acquired Funds) for Class A and Class C Shares from exceeding ___% and ___%, respectively, for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                        ------   -------   -------   --------
CLASS A SHARES           $___      $___      $___      $___
CLASS C SHARES
If you do not sell
   your shares:          $___      $___      $___      $___
If you sell your
   shares at the
   end of the period:    $___      $___      $___      $___

                                  PROSPECTUS 65


HIGHMARK ASSET ALLOCATION PORTFOLIOS
DIVERSIFIED EQUITY ALLOCATION FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek capital appreciation
INVESTMENT FOCUS                HighMark and other equity funds that invest in
                                U.S. and/or foreign equity securities
PRINCIPAL INVESTMENT STRATEGY   Invests in a diversified portfolio of mutual
                                funds with a strategic allocation target of 100%
                                equity securities in both the U.S. and non-U.S.
                                markets
SHARE PRICE VOLATILITY          Moderate to High
INVESTOR PROFILE                Investors seeking professionally managed asset
                                allocation with a capital growth-oriented focus
                                using primarily equity securities

"   INVESTMENT STRATEGY

HighMark Diversified Equity Allocation Fund seeks capital appreciation. To pursue this goal, the Fund, under normal circumstances, will invest, either directly or through its investments in underlying funds, between 95% and 100% of its assets in equity securities and up to 5% of its assets in cash equivalent or short-term fixed income securities. The Fund's strategic allocation target is 100% equity securities in both the U.S. and non-U.S. markets.

HighMark Diversified Equity Allocation Fund is a growth-oriented option within the Asset Allocation Portfolio series. The Asset Allocation Portfolios seek to add value over the long-term through a combination of top-down tactical asset allocation and bottom-up security selection. The mix of equity investments for the Fund vary depending on the portfolio managers' outlook on the expected return and risk of each selected investment. The portfolio managers determine the percentage of assets that will be invested in various securities and funds, as well as market sectors, using a fund-of-funds approach. Such decisions are based on a tactical fundamental investment outlook with a time horizon of 12-18 months.

The Asset Allocation Portfolios' investment discipline emphasizes valuation, economic conditions, interest rates, and other market factors such as investor sentiment and currency influences. Asset allocation exposures are determined by a disciplined portfolio management system that balances expected return and risks.

The Fund may invest in other HighMark funds and in equity and fixed income funds that are not affiliated with HighMark Funds. For more information about the percentage of its assets that the Fund may allocate to other HighMark funds and other investments, please see "Other Investment Matters."

The Fund may invest directly in equity securities (including but not limited to real estate investment trust securities), fixed income securities (including but not limited to high-yield securities and U.S. government securities), derivatives (including but not limited to futures, forwards and options), cash and cash equivalents. In addition, the Fund may invest in exchange traded funds.


For a more complete description of the underlying HighMark funds and of the securities in which the underlying HighMark funds may invest, please see "Other Investment Matters" on page ___.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INVESTING IN MUTUAL FUNDS RISK: The Fund's investments are primarily concentrated in the underlying funds, so a substantial portion of the Fund's investment performance is directly related to the performance of those underlying funds. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund may invest and the types of investments made by those underlying funds. You could lose money by investing in the Fund if there is a decline in the value of the underlying funds' holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the Fund's allocations among the underlying funds change, or to the extent that the expense ratios of the underlying funds change, the weighted average operating expenses borne by the Fund may increase or decrease. Investing in a fund of funds, like the Fund, entails higher expenses than if you invested in the underlying fund directly.

                                                                     (CONTINUED)

                                  66 PROSPECTUS


HIGHMARK ASSET ALLOCATION PORTFOLIOS
DIVERSIFIED EQUITY ALLOCATION FUND (CONTINUED)

EQUITY RISK: The Fund invests a portion of its assets in underlying funds that invest primarily in equity securities, and may also invest directly in such securities. Equity securities are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Equity securities may also be subject to investment style risk, which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments. Equity securities issued by smaller capitalization companies are also subject to additional risks. Many small companies have limited track records and may also have limited product lines, markets or financial resources. Compared with larger companies, they may be more vulnerable to adverse business or economic developments, and their stocks tend to be less liquid and more volatile.

FIXED INCOME RISK: The Fund invests a portion of its assets in underlying funds that invest primarily in fixed income securities, and may also invest directly in such securities. Fixed income securities are subject to interest rate risk, credit risk, prepayment risk and call risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. In the case of both prepayments and calls, the Fund is usually forced to reinvest the proceeds in a security with a lower yield.

FOREIGN SECURITIES AND CURRENCY RISKS: The Fund may invest in underlying funds that invest in securities issued by foreign issuers and may also invest directly in such securities. Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. The Fund and the underlying funds may trade securities actively, which could increase its transaction costs, thereby lowering return, and could also increase the amount of taxes you pay.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


@   PERFORMANCE INFORMATION


The bar chart and the performance table below give some indication of the risks of an investment in the Fund by comparing the performance of the Fund's Class A Shares with a broad measure of market performance. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.



THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S CLASS A SHARES FOR THE 2007 CALENDAR YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*


                                  (BAR CHART)


2007  2.22%




BEST QUARTER   WORST QUARTER
------------   -------------
    6.03%          -4.62%
  06/30/07        12/31/07



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.

                                  PROSPECTUS 67



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE S&P 500 INDEX.



                                                   SINCE
                                       1 YEAR   INCEPTION*
                                       ------   ----------
DIVERSIFIED EQUITY ALLOCATION FUND
   Class A Shares
      (with a 5.50% sales charge)(1)
      Return Before Taxes              -3.41%     -1.01%
      Return After Taxes on
         Distributions                 -3.65%     -1.58%
      Return After Taxes on
         Distributions and
         Sale of Fund Shares           -1.90%     -1.06%
   Class C Shares (with
      applicable Contingent
      Deferred Sales Charge)            0.52%      3.38%
S&P 500 INDEX(2)
   (reflects no deduction for
   fees, expenses or taxes)             5.49%      6.54%


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for C Shares will vary.

(2) The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.


*    Since 11/15/06.


#    FUND INFORMATION

CLASS       CUSIP     TICKER
-----     ---------   ------
Class A   431112275   HEAAX
Class C   431112291   HEACX

                                                                     (CONTINUED)

                                  68 PROSPECTUS


HIGHMARK ASSET ALLOCATION PORTFOLIOS
DIVERSIFIED EQUITY ALLOCATION FUND (CONTINUED)

$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                       CLASS A   CLASS C
                                                                                        SHARES    SHARES
                                                                                       -------   -------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*    5.50%        0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                0%     1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                      0%        0%

ANNUAL FUND OPERATING EXPENSES


                                                                                       CLASS A   CLASS C
                                                                                        SHARES    SHARES
                                                                                       -------   -------
Investment Advisory Fees                                                                0.18%     0.18%
Distribution (12b-1) Fees                                                               0.25%     1.00%
Other Expenses@                                                                          ___%      ___%
Acquired Fund Fees and Expenses+                                                         ___%      ___%
                                                                                        ----      ----
   TOTAL ANNUAL FUND OPERATING EXPENSES++@                                               ___%      ___%
Fee Waivers                                                                              ___%      ___%
   NET EXPENSES+++                                                                       ___%      ___%


* The sales charge for Class A Shares varies depending upon how much you invest. See "How Sales Charges Are Calculated."

** If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***  Does not include any wire transfer fees, if applicable.


@ The expense information in the table has been restated to reflect current expenses.



+ The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2008. Actual Acquired Fund Fees and Expenses will vary depending on the Acquired Funds in which the Fund's portfolio is invested.



++ The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.



+++ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in Acquired Funds) for Class A and Class C Shares from exceeding ___% and ___%, respectively, for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                        ------   -------   -------   --------
CLASS A SHARES           $___      $___      $___      $___
CLASS C SHARES
If you do not sell
   your shares:          $___      $___      $___      $___
If you sell your
   shares at the
   end of the period:    $___      $___      $___      $___

                                  PROSPECTUS 69


SHAREOWNER GUIDE - HOW TO INVEST IN THE HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

CHOOSING A SHARE CLASS

HighMark Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. Three classes of Fund Shares--Classes A, B and C--are offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences between HighMark's Class A, Class B and Class C Shares:

CLASS A

-    Front-end sales charges, as described below.

-    Distribution and service (12b-1) fees of 0.25%.

-    Offered by:

     Balanced Fund

     Cognitive Value Fund

     Core Equity Fund

     Enhanced Growth Fund


     Fundamental Equity Fund



     International Opportunities Fund


     Large Cap Growth Fund

     Large Cap Value Fund

     Small Cap Advantage Fund

     Small Cap Value Fund

     Value Momentum Fund

     Bond Fund

     California Intermediate Tax-Free Bond Fund

     National Intermediate Tax-Free Bond Fund

     Short Term Bond Fund

     Income Plus Allocation Fund


     Growth & Income Allocation Fund


     Capital Growth Allocation Fund

     Diversified Equity Allocation Fund

- Because Class A Shares will normally be the better choice if your investment qualifies for a reduced sales charge:

     - Orders for Class C Shares for $1 million or more normally should be placed as orders for Class A Shares.

     - Orders for Class C Shares by an investor eligible to purchase Class A Shares without a front-end sales charge normally should be placed as orders for Class A Shares.

CLASS B

-    No front-end sales charge.

-    Distribution and service (12b-1) fees of 0.75%.

-    A deferred sales charge, as described below.

- Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

-    Offered by:

     Balanced Fund

     Core Equity Fund

     Large Cap Growth Fund

     Large Cap Value Fund

     Small Cap Value Fund

     Value Momentum Fund

     Bond Fund

     California Intermediate Tax-Free Bond Fund


CLASS B SHARES ARE CLOSED TO PURCHASES AND ARE ONLY AVAILABLE TO EXISTING INVESTORS, EITHER THROUGH REINVESTMENT OF DIVIDENDS ON CLASS B SHARES OR THROUGH EXCHANGE OF CLASS B SHARES OF ANOTHER HIGHMARK FUND.


CLASS C

-    No front-end sales charge.

- Distribution and service (12b-1) fees of 1.00% for Equity Funds and Asset Allocation Portfolios, 0.75% for Fixed-Income Funds.

-    A deferred sales charge, as described below.

- No automatic conversion to Class A Shares, so annual expenses continue at the Class C level throughout the life of your investment.

-    Offered by:

     Balanced Fund

     Cognitive Value Fund

     Core Equity Fund

     Enhanced Growth Fund


     Fundamental Equity Fund



     International Opportunities Fund


     Large Cap Growth Fund

     Large Cap Value Fund

     Small Cap Advantage Fund

     Small Cap Value Fund

     Value Momentum Fund

     Bond Fund

     California Intermediate Tax-Free Bond Fund

     Short Term Bond Fund

     Income Plus Allocation Fund

     Growth & Income Allocation Fund

     Capital Growth Allocation Fund

     Diversified Equity Allocation Fund

To compensate HighMark Capital Management, Inc. for the commission it may pay to your broker or financial institution at the time of purchase, HighMark Capital Management may

                                  70 PROSPECTUS


HIGHMARK FUNDS

receive 12b-1 fees paid on Class C Shares during the first 12 months of investment.

FOR THE ACTUAL PAST EXPENSES OF EACH SHARE CLASS, SEE THE
INDIVIDUAL FUND PROFILES EARLIER IN THIS PROSPECTUS.

BECAUSE 12B-1 FEES ARE PAID ON AN ONGOING BASIS, CLASS B AND CLASS C SHAREHOLDERS COULD END UP PAYING MORE EXPENSES OVER THE LONG TERM THAN CLASS A SHAREHOLDERS WHO HOLD THEIR SHARES FOR A SIMILAR PERIOD.

FOR PURCHASES OF $1 MILLION OR GREATER, THE SALES CHARGE FOR CLASS A SHARES IS WAIVED. AS A RESULT, IF YOU ARE MAKING AN INITIAL INVESTMENT OF $1 MILLION OR MORE, THE LOWER OPERATING EXPENSES OF CLASS A SHARES MAY MAKE THEM A BETTER CHOICE FOR YOU THAN CLASS C SHARES.

THE FUNDS ALSO OFFER FIDUCIARY CLASS SHARES, WHICH HAVE THEIR OWN EXPENSE STRUCTURE. FIDUCIARY CLASS SHARES ARE AVAILABLE ONLY TO FINANCIAL INSTITUTIONS, FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., AND CERTAIN OTHER QUALIFIED INVESTORS. THE COGNITIVE VALUE FUND, THE ENHANCED GROWTH FUND AND THE INTERNATIONAL OPPORTUNITIES FUND ALSO OFFER CLASS M SHARES. CLASS M SHARES ARE ONLY AVAILABLE TO CLIENTS OF BAILARD, INC., EMPLOYEES AND OFFICERS OF BAILARD, INC., AND THEIR FAMILIES AND FRIENDS, AND INVESTORS WHO AT THE TIME OF THE PROPOSED PURCHASE ARE EXISTING CLASS M SHAREHOLDERS OF A FUND. CALL US AT 1-800-433-6884 FOR MORE DETAILS.

HOW SALES CHARGES ARE CALCULATED

CLASS A SHARES: FRONT-END SALES CHARGE

EQUITY FUNDS

                           AS A             AS A
                       PERCENTAGE OF    PERCENTAGE OF
YOUR INVESTMENT       OFFERING PRICE   YOUR INVESTMENT
---------------       --------------   ---------------
0 - $49,999                5.50%             5.82%
$50,000 - $99,999          4.50%             4.71%
$100,000 - $249,999        3.75%             3.90%
$250,000 - $499,999        2.50%             2.56%
$500,000 - $999,999        2.00%             2.04%
$1,000,000 and Over        0.00%*            0.00%

* If you sell Class A Shares within one year of buying them and you bought those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%, based on the current market value of the Shares. Multiple purchases are handled on a "first in, first out" basis. This Contingent Deferred Sales Charge may be paid to HighMark Capital Management, Inc. to compensate it for the commission it may pay to your broker or financial institution at the time of purchase.

FIXED-INCOME FUNDS

                           AS A             AS A
                       PERCENTAGE OF    PERCENTAGE OF
YOUR INVESTMENT       OFFERING PRICE   YOUR INVESTMENT
---------------       --------------   ---------------
0 - $99,999                2.25%             2.30%
$100,000 - $249,999        1.75%             1.78%
$250,000 - $499,999        1.25%             1.27%
$500,000 - $999,999        1.00%             1.01%
$1,000,000 and Over        0.00%*            0.00%

* If you sell Class A Shares within one year of buying them and you bought those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 0.50%, based on the current market value of the Shares. Multiple purchases are handled on a "first in, first out" basis. This Contingent Deferred Sales Charge may be paid to HighMark Capital Management, Inc. to compensate it for the commission it may pay to your broker or financial institution at the time of purchase.

ASSET ALLOCATION PORTFOLIOS

GROWTH & INCOME ALLOCATION FUND, CAPITAL GROWTH ALLOCATION FUND AND DIVERSIFIED EQUITY ALLOCATION FUND

                           AS A             AS A
                       PERCENTAGE OF    PERCENTAGE OF
YOUR INVESTMENT       OFFERING PRICE   YOUR INVESTMENT
---------------       --------------   ---------------
0 - $49,999                5.50%             5.82%
$50,000 - $99,999          4.50%             4.71%
$100,000 - $249,999        3.75%             3.90%
$250,000 - $499,999        2.50%             2.56%
$500,000 - $999,999        2.00%             2.04%
$1,000,000 and Over        0.00%*            0.00%

* If you sell Class A Shares within one year of buying them and you bought those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%, based on the current market value of the Shares. Multiple purchases are handled on a "first in, first out" basis. This Contingent Deferred Sales Charge may be paid to HighMark Capital Management, Inc. to compensate it for the commission it may pay to your broker or financial institution at the time of purchase.

INCOME PLUS ALLOCATION FUND

                           AS A             AS A
                       PERCENTAGE OF    PERCENTAGE OF
YOUR INVESTMENT       OFFERING PRICE   YOUR INVESTMENT
---------------       --------------   ---------------
0 - $49,999                4.50%             4.71%
$50,000 - $99,999          4.00%             4.17%
$100,000 - $249,999        3.50%             3.63%
$250,000 - $499,999        2.25%             2.30%
$500,000 - $999,999        2.00%             2.04%
$1,000,000 and Over        0.00%*            0.00%

* If you sell Class A Shares within one year of buying them and you bought those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of .50%, based on the current market value of the Shares. Multiple purchases are handled on a "first in, first out" basis. This Contingent Deferred Sales Charge may be paid to HighMark Capital Management, Inc. to compensate it for the commission it may pay to your broker or financial institution at the time of purchase.

                                  PROSPECTUS 71


CLASS B AND CLASS C SHARES: CONTINGENT DEFERRED SALES CHARGE


Class B and Class C Shares are available at their net asset value per share, without any initial sales charge. Class B Shares are only available to existing investors, either through reinvestment of dividends on Class B Shares or through exchange of Class B Shares of another HighMark Fund.


If you sell Class B Shares within six years of buying them or Class C Shares within one year of buying them, you must pay what is known as a "contingent deferred sales charge" (CDSC). As the tables below show, the CDSC declines over time and is based on either the original cost you paid for the Shares or their current market value, whichever is less. We do not impose a CDSC on Shares you may have acquired by reinvesting your dividends or capital gains distributions.

THE CDSCS ARE AS FOLLOWS:

CLASS B SHARES

IF SOLD WITHIN     CDSC ON SHARES BEING SOLD
--------------     -------------------------
1st year                    5.00%
2nd year                    4.00%
3rd or 4th year             3.00%
5th year                    2.00%
6th year                    1.00%
7th and 8th year               0%

CLASS C SHARES

IF SOLD WITHIN   CDSC ON SHARES BEING SOLD
--------------   -------------------------
1st year                    1.00%
After 1st year                 0%

Class B Shares will automatically convert to Class A Shares after eight years. Class C Shares do not convert to Class A Shares.

In addition, we calculate any CDSC you may owe by considering the number of Shares you are selling, not the value of your account. To keep your CDSC as low as possible, each time you ask us to sell Shares we will first sell any Shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those Shares that have the lowest CDSC next.

On the purchase of your Class C Shares, HighMark Capital Management, Inc. may pay a commission equal to 1.00% of your purchase to your broker or financial institution. HighMark Capital Management, Inc. may also receive any CDSC imposed when you sell your Class C Shares.

REPURCHASE OF CLASS A SHARES

You may purchase any amount of Class A Shares of any HighMark Fund at net asset value (NAV) (without the normal front-end sales charge), up to the limit of the value of any amount of HighMark Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire Shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, we must receive your purchase order within 30 days of your redemption. In addition, you must notify us when you send in your purchase order that you are repurchasing shares.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES. You can combine multiple purchases of Class A Shares in several ways to qualify for reduced sales charges. Notify us at the time of your purchase if you believe you qualify for a reduced sales charge for any of the following reasons:

- RIGHT OF ACCUMULATION PRIVILEGE: You may combine the value of Class A Shares you are presently buying with the current value of any Class A Shares, Class B Shares or Class C Shares you bought previously for: (1) your account; (2) your spouse's account; (3) a joint account with your spouse; or (4) your minor children's trust or custodial accounts. A fiduciary who is purchasing Shares for the same fiduciary account, trust or estate may also use this right of accumulation. The applicable front-end sales charge rate for the new purchase is based on the total of your current purchase and the current value of all other Shares you own. You must provide your account number and the account number(s) of your spouse and your minor children, and the ages of such children, as applicable.


- LETTER OF INTENT: If you plan to invest in Class A Shares of a HighMark Fund and, within a 13-month period, make additional investments in Class A Shares of that Fund or Class A Shares of another HighMark Fund, you may be able to receive a reduced sales charge on your cumulative investment. To take advantage of this privilege, you must start with a minimum initial investment of $1,000 and inform us in writing within 90 days of your initial purchase. Be sure to notify us again when you make additional investments in another HighMark Fund.


REDUCTIONS FOR QUALIFIED GROUP(S). If you are investing with, or on behalf of, a group, your combined purchases of Class A Shares may be eligible for a reduced sales charge through the accumulation and combination privileges described above. Each investor will retain an individual account.

CONTACT YOUR FINANCIAL REPRESENTATIVE OR HIGHMARK FUNDS TO FIND OUT HOW TO QUALIFY, OR CONSULT THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") (SEE THE BACK COVER OF THIS PROSPECTUS FOR CONTACT INFORMATION).

                                 72 PROSPECTUS


HIGHMARK FUNDS

CLASS A FRONT-END SALES CHARGE WAIVERS: The front-end sales charge will be waived on Class A Shares bought:

(1)  Through reinvestment of dividend and capital gain distributions.

(2) By investment companies advised by HighMark Capital Management, Inc., Union Bank of California, N.A., or their affiliates; or distributed by the Distributor or its affiliates placing orders on each entity's behalf.

(3)  By state and local governments.

(4) By individuals rolling over distributions received from employee benefit trust accounts administered by Union Bank of California into an individual retirement account administered by the Bank, or for which the Bank serves as trustee or custodian. Future purchases will be subject to the appropriate sales charge.

(5) By individuals investing the proceeds from a required minimum distribution at age 70 1/2 from their employee benefit qualified plan or an individual retirement account administered by Union Bank of California.

(6) By individuals investing proceeds received in connection with a distribution paid from a Union Bank of California trust or agency account.

(7) By investment advisers or financial planners regulated by a federal or state governmental authority who are purchasing Class A Shares for their own account or for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts, if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent.

(8) By brokers, dealers and agents (as well as their employees, spouses and children under the age of 21) who have a sales agreement with the Distributor and are purchasing Class A Shares for their own account.

(9) By individuals buying Class A Shares on behalf of a qualified prototype retirement plan (other than an IRA, SEP-IRA or Keogh).

(10) By sponsors of a unit investment trust (UIT) who are buying Class A Shares of the Large Cap Growth Fund for deposit into the UIT. This exception may also apply to you if you hold a UIT and invest distributions you receive from it in Class A Shares of the Large Cap Growth Fund.

(11) By current or retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds; by directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank of California, of the Distributor or its affiliated companies, of Boston Financial Data Services or of Sub-Advisers to the HighMark Funds.

(12) By investors receiving Class A Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which HighMark Funds is a party.

(13) By persons who bought Class A Shares without the assistance of an investment professional between May 15, 1998 and August 31, 1998. Such individuals may make future purchases of Class A Shares at no sales charge.

(14) Through exchange of Class M Shares of HighMark Funds.

(15) By clients of financial intermediaries who would have otherwise been entitled to receive a front-end sales charge but who elect not to receive such front-end sales charge with respect to such clients.

(16) By participants in retirement plans, college savings plans or other plans for which the plan record-keeping is performed by financial intermediaries who would have otherwise been entitled to receive a front-end sales charge but who elect not to receive such front-end sales charge with respect to such plans.

THE INTERPRETATION OF THESE PROVISIONS AS TO THE APPLICABILITY OF A SPECIAL ARRANGEMENT OR WAIVER IN A PARTICULAR CASE IS IN THE SOLE DISCRETION OF THE FUNDS. THESE WAIVERS AND SPECIAL ARRANGEMENTS MAY BE AMENDED OR TERMINATED AT ANY TIME BY ANY PARTICULAR FUND.

IF YOU THINK YOU MAY BE ELIGIBLE FOR A SALES CHARGE WAIVER, CONTACT YOUR FINANCIAL REPRESENTATIVE OR HIGHMARK FUNDS OR CONSULT THE SAI (SEE THE BACK COVER OF THIS PROSPECTUS).

FOR CATEGORIES 2 THROUGH 11, 13, 15 AND 16 ABOVE, YOU MUST NOTIFY HIGHMARK FUNDS AT THE TIME YOU BUY THE SHARES THAT YOUR PURCHASE QUALIFIES FOR A SALES CHARGE WAIVER.

CDSC WAIVERS: You may qualify for a CDSC waiver if:

- you are selling Shares as part of a systematic withdrawal plan (SWP), provided that no more than 10% of the total market value of an account (calculated at the time the SWP is established) may be withdrawn over any 12 month period.

-    you are taking certain distributions from a retirement plan.

-    the shareholder has died or become disabled.

YOU MUST NOTIFY US THAT YOU ARE ELIGIBLE FOR A WAIVER UNDER THESE CIRCUMSTANCES AT THE TIME YOU WISH TO SELL SHARES.

IF YOU THINK YOU MAY BE ELIGIBLE FOR A CDSC WAIVER, CONTACT YOUR FINANCIAL REPRESENTATIVE OR HIGHMARK FUNDS OR CONSULT THE SAI (SEE THE BACK COVER OF THIS PROSPECTUS FOR CONTACT INFORMATION).

                                  PROSPECTUS 73



The Funds make sales charge and breakpoint information available, free of charge, on or through HighMark Funds' website at www.highmarkfunds.com through the Funds' prospectuses and SAI, which are available for download or by request at the hyperlink "Prospectus, Applications and Literature."


FEES FOR DISTRIBUTION OF SHARES

HighMark Funds has adopted 12b-1 plans with respect to Class A, Class B and Class C Shares that allow each Fund to pay distribution and service fees. The maximum distribution and service fee for each class of Shares is as follows:

                               PERCENTAGE OF AVERAGE
SHARE CLASS                       DAILY NET ASSETS
-----------                    ---------------------
Class A                                0.25%
Class B                                0.75%
Class C (Equity Funds and
   Asset Allocation
   Portfolios)                         1.00%
Class C (Fixed-Income Funds)           0.75%

Because 12b-1 fees are paid on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


For more information about the receipt by HighMark Capital Management, Inc. of 12b-1 fees paid on Class C Shares, please see "Choosing a Share Class" -- "Class C" earlier in this section.


PAYMENTS TO FINANCIAL FIRMS


Some or all of the sales charges, distribution fees and servicing fees described above may be paid or "reallowed" to the broker, dealer, financial adviser or other financial intermediaries, including UnionBanc Investment Services LLC, TruSource and other affiliates of HighMark Capital Management, Inc., through which you purchase your Shares. In addition to the foregoing, your broker, dealer, financial adviser or other financial intermediaries may receive certain other payments and compensation described below. These arrangements may apply to any or all of your Shares, including but not limited to, Shares held through retirement plans. For purposes of the following, "financial firms" means brokers, dealers, financial advisers and other financial intermediaries.



A Fund may make payments under HighMark Funds' shareholder services plans relating to the Class A Shares and the Class B Shares to financial firms that agree to provide certain shareholder support services for their customers or account holders who are the beneficial or record owners of Shares of the Fund. In consideration for such services, a financial firm is compensated by the applicable Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of the applicable class(es) of Shares of such Fund. The shareholder services plans are more fully described in the SAI. Financial firms may also receive sales charges, distribution fees, servicing fees and other compensation relating to other classes of Shares and other series of HighMark Funds not offered in this prospectus.


REVENUE SHARING PAYMENTS. HighMark Capital Management, Inc. makes revenue sharing payments, out of its own assets, to financial firms for the sale of Shares of the Asset Allocation Portfolios and/or the maintenance of share balances. These payments are made at an annual rate of up to 0.50% of the average daily net assets of the Asset Allocation Portfolios for purchases made prior to or on October 31, 2006, and at an annual rate of up to 0.25% of the average daily net assets of the Asset Allocation Portfolios for purchases made after October 31, 2006. These payments may be passed on to your financial adviser at the discretion of his or her financial firm. These payments may create an incentive for the financial adviser or his or her financial firm to recommend or offer shares of the Asset Allocation Portfolios over other investment alternatives.

MARKETING SUPPORT PAYMENTS. HighMark Capital Management, Inc. may also make payments from its own assets to financial firms that sell the HighMark Funds. The amounts of these payments may vary from time to time. Speak with your financial adviser to learn more about these payments.

PAYMENTS FOR DISTRIBUTION AND SHAREHOLDER SERVICES. In addition to the foregoing revenue sharing and marketing support payments, HighMark Capital Management, Inc., directly or through an agent, also pays out of its own assets compensation to financial firms for the sale and distribution of the Shares of any of the Funds and/or for the servicing of Shares of any of the Funds. These payments made by HighMark Capital Management, Inc. may be made to supplement commissions paid to financial firms, and may take the form of (1) due diligence payments for a financial firm's examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a financial firm's list of mutual funds available for purchase by its clients; (3) fees for providing the Funds with "shelf space" and/or a higher profile for a financial firm's financial consultants and their customers and/or placing the Funds on the financial firm's preferred or recommended list; (4) marketing support fees for providing assistance in promoting the sale of Shares;
(5) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; (6) payments for maintaining shareholder accounts on a financial firm's platform; and (7) payments for the sale of Shares and/or the maintenance of share balances.

Payments made by HighMark Capital Management, Inc. or its agents to a financial firm also may be used by the financial firm to pay for the travel expenses, meals, lodging and entertainment of the firm's salespersons and guests in connection with education, sales and promotional programs. These programs, which may be different for different financial

                                 74 PROSPECTUS


HIGHMARK FUNDS

firms, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.

A number of factors are considered in determining the amount of these additional payments, including each financial firm's HighMark Funds sales and total assets, and the financial firm's willingness to give HighMark Capital Management, Inc. or the Funds' distributor access to its financial advisers for educational purposes. At times, the financial firm might include the Funds on a "select" or "preferred" list. HighMark Capital Management's goals include educating the investment advisers about the Funds so that they can provide suitable information and advice to prospective investors and shareholders of the Funds.


For the calendar year 2007, the financial firms that received these additional payments, which totaled approximately $1.7 million, from HighMark Capital Management, Inc. include (but are not necessarily limited to) the following:



ADP Clearing & Outsourcing Services
American Investors Co.
American Portfolio Financial Services
Ameritrade Inc.
AXA Advisors, LLC
Bearstearns Security Corp.
Brookstreet Securities Corp.
Capital Financial Group
Centaurus Financial, Inc.
Charles Schwab
Commercial Book Keeping
Commonwealth Financial Network
Creative Wealth Strategies
Crowell Weeden & Co.
Crown Capital Securities, LP
D. A. Davidson
E*Trade
Empire Financial Group
Ensemble Financial Services Inc.
ePlanning Securities, Inc.
Farmers Financial Solutions LLC
Ferris, Baker Watts Inc.
Financial Advisors of America LLC
Financial Network Investment Corp.
First Allied Securities Inc.
First Clearing LLC
Foothill Securities Inc.
Fortune Financial Service Inc.
Geneos Wealth Management, Inc.
Girard Securities Inc.
Gunn Allen Financial
H&R Block Financial Advisors, Inc.
H. Beck, Inc.
Harvest Capital LLC
Hazlett Burt & Watson
Independent Financial Group LLC
Invest Financial Corporation
Investacorp, Inc.
Investors Capital Corp.
J W Cole Financial Inc.
Janney Montgomery Scott
Jefferson Pilot Securities Corp.
Legend Equities Corporation
Linsco Private Ledger
Managed Financial Broker Service
Mesirow Financial
Mid-Atlantic Institutional Shares Inc.
Morgan Keegan & Co.
Morgan Stanley Dean Witter
MS & Co. Inc.
Mutual Service Corp.
National Financial Services, Corp.
National Investor Services Co.
National Planning Corp.
National Securities Corporation
Nationwide Planning Assoc. Inc.
Next Financial Group, Inc.
OFG Financial Services Inc.
Oppenheimer & Co. Inc.
PaineWebber Incorporated
Penson Financial Services
Pershing LLC
Prime Vest Financial Services
Proequities Inc
Prudential Investment Mgmt Srvcs
QA3 Financial Corp.
Questar Capital Corporation
RBC Dain Rauscher, Inc.
Ridge Clearing & Outsourcing
Robert W. Baird & Co.
Royal Alliance
Scottrade Inc.
Securities America
Securities Services Network Inc.
SEI Investments Distribution Co.
Shiraishi Financial Group
SII Investments Inc.
Sterne Agee & Leach
Stifel Nicolaus & Co. Inc.
TD Ameritrade Institutional
Triad Advisors
UBS Financial Services, Inc.
UnionBanc Investment Services
United Planners Financial
United Securities Alliance Inc.
USA Financial Securities Corp.
VSR Financial Services
Wachovia Securities LLC
Wedbush Morgan Securities
Wells Fargo Investments LLC
Wells Fargo Securities
Western International Securities
Williams Jeffery & Associates
WNA Investment Programs, Inc.
WRP Investments Inc.
XCU Capital Corporation Inc.



HighMark Capital Management, Inc. may have established relationships with other financial firms since the end of 2007 in which these additional payments are made. Speak with your financial adviser to learn whether his or her firm has such a relationship.



Pursuant to the terms of an agreement between HighMark Capital Management, Inc. and HighMark Funds' distributor, HighMark Capital Management, Inc. makes payments to the distributor for distribution services related to the Funds.


IF INVESTMENT ADVISERS, ADMINISTRATORS, DISTRIBUTORS OR AFFILIATES OF MUTUAL FUNDS PAY BONUSES AND INCENTIVES IN DIFFERING AMOUNTS, FINANCIAL FIRMS AND THEIR FINANCIAL CONSULTANTS MAY HAVE FINANCIAL INCENTIVES FOR RECOMMENDING A PARTICULAR MUTUAL FUND OVER OTHER MUTUAL FUNDS. IN ADDITION, DEPENDING ON THE ARRANGEMENTS IN PLACE AT ANY PARTICULAR TIME, A FINANCIAL FIRM AND ITS FINANCIAL CONSULTANTS MAY ALSO HAVE A FINANCIAL INCENTIVE FOR RECOMMENDING A PARTICULAR SHARE CLASS OVER OTHER SHARE CLASSES. Speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Funds, HighMark Capital Management, Inc. and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial adviser at the time of purchase. HighMark Capital Management, Inc. and/or a Fund's sub-adviser do not consider sales of Shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. However, some broker-dealers that sell Shares of the Funds may receive commissions from a Fund in connection with the execution of the Fund's portfolio transactions.

OPENING AN ACCOUNT

1.   Read this prospectus carefully.

2. Determine how much money you want to invest. The minimum investments for Class A or Class C Shares of the HighMark Funds are as follows:

     -    INITIAL PURCHASE:       $1,000 for each Fund $250 for each Fund for
                                  current and retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds and directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank of California, N.A., the Distributor and its affiliates, and Boston Financial Data Services

                                  PROSPECTUS 75



                                  $100 for each Fund for Automatic Investment
                                  Plan

     -    ADDITIONAL PURCHASES:   $100 for each Fund
                                  $100 monthly minimum per HighMark Fund for Automatic Investment Plan



     We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans or 401(k) or similar plans. Financial intermediaries may aggregate accounts to meet investment minimum.


3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call us at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.


5. CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.


     What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you, which information may include your social security number or taxpayer identification number. This information will be verified to ensure the identity of all persons opening an account.

     HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

     In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and HighMark Funds shall have no obligation with respect to the terms of any such document.

     Attempts to collect the missing information required on the application will be performed by contacting either you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

     Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

     However, HighMark Funds reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund Shares and will be subject to corresponding tax implications.

WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF HIGHMARK FUNDS OR THE FUNDS' ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

BUYING SHARES

BY CHECK

OPENING AN ACCOUNT

-    Make out a check for the investment amount, payable to "HighMark Funds."

- Deliver the check and your completed application to your financial representative, or mail them to our Transfer Agent (see address below).

ADDING TO AN ACCOUNT

-    Make out a check for the investment amount, payable to "HighMark Funds."

- Include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.

- Deliver the check and your note to your financial representative, or mail them to our Transfer Agent.

     TRANSFER AGENT ADDRESS:

     HighMark Funds
     P.O. Box 8416
     Boston, MA 02266-8416
     Phone Number: 1-800-433-6884

All purchases made by check should be in U.S. dollars.

THIRD PARTY CHECKS, CREDIT CARD CHECKS, TRAVELER'S CHECKS, STARTER CHECKS, MONEY ORDERS OR CASH WILL NOT BE ACCEPTED.

BY EXCHANGE

OPENING AN ACCOUNT

- Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.

                                  76 PROSPECTUS


HIGHMARK FUNDS

ADDING TO AN ACCOUNT

- Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.

BY WIRE

OPENING AN ACCOUNT

- Deliver your completed application to your financial representative, or mail it to our Transfer Agent (address above).

- Obtain your Fund account number by calling your financial representative or our Transfer Agent.

-    Instruct your bank to wire the amount of your investment to:
     State Street Bank and Trust Company
     225 Franklin Street
     Boston, MA 02101
     ABA# 011000028
     DDA# 9905-194-8

Specify the Fund name, your choice of share class, the new Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

ADDING TO AN ACCOUNT

-    Call our Transfer Agent before wiring any funds.

-    Instruct your bank to wire the amount of your investment to:
     State Street Bank and Trust Company
     225 Franklin Street
     Boston, MA 02101
     ABA# 011000028
     DDA# 9905-194-8

Specify the Fund name, your share class, your Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

THROUGH FINANCIAL INSTITUTIONS

OPENING AN ACCOUNT

- Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

ADDING TO AN ACCOUNT

- Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

Contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services."

SELLING SHARES

BY LETTER

DESIGNED FOR

-    Accounts of any type.

-    Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

- Write a letter indicating the Fund name, your share class, your Fund account number, the name(s) in which the account is registered and the dollar value or number of Shares you wish to sell.

- Include all signatures and any guarantees that may be required (see "Selling Shares in Writing").

-    Mail the materials to our Transfer Agent.

     TRANSFER AGENT ADDRESS:
     HighMark Funds
     P.O. Box 8416
     Boston, MA 02266-8416
     Phone Number: 1-800-433-6884

- We will mail a check to the name(s) and address in which the account is registered, unless you give us other written instructions.

- If you are invested in an IRA or Roth IRA account, you can contact HighMark customer service to obtain an IRA distribution form at 1-800-433-6884. The IRA distribution form is also downloadable at www.highmarkfunds.com.

BY PHONE

DESIGNED FOR

-    Accounts of any type, except Individual Retirement Accounts or Roth IRAs.

-    Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

- To place your order, contact your financial representative or HighMark Funds at 1-800-433-6884 between 8:30 a.m. and 6:00 p.m. Eastern Time on most business days.

BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)

DESIGNED FOR

-    Requests by letter to sell at least $500 (accounts of any type).

- Requests by phone to sell at least $500 (accounts of any type excluding IRA and Roth IRA accounts).

TO SELL SOME OR ALL OF YOUR SHARES

- We will wire amounts of $500 or more on the next business day after we receive your request.


- Shares cannot be redeemed by wire on federal holidays restricting wire transfers.


BY EXCHANGE

DESIGNED FOR

-    Accounts of any type.

-    Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

-    Obtain a current prospectus for the Fund into which you are

                                  PROSPECTUS 77


     exchanging by calling HighMark Funds or your financial representative.

- Call HighMark Funds or your financial representative to request an exchange.

THROUGH FINANCIAL INSTITUTIONS

DESIGNED FOR

-    Accounts set up through financial institutions.

TO SELL SOME OR ALL OF YOUR SHARES

- Contact your financial institution for information on their procedures for transmitting orders to HighMark Funds.

Contact your financial representative for instructions and assistance.

To make systematic withdrawals from an account, see "Investor Services."

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a medallion guarantee, which protects you against fraudulent orders. You will need a medallion guarantee if:

-    you are selling more than $50,000 worth of Shares.

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or by wire or the Automated Clearing House (ACH) to a bank account other than that on record.

-    you changed your address of record within the last 30 days.

You should be able to obtain a medallion guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a medallion guarantee.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.


REDEMPTION IN KIND. The Funds reserve the right to make payment on redemptions in securities rather than cash. If a Fund makes payment on redemptions in securities, you may incur brokerage costs when selling those securities.



INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in any Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in a Fund and then sell Shares within a fairly short period of time. Before any Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your account balance up to or above the minimum.


EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You may exchange Class A, Class B or Class C Shares of one HighMark Fund for those of another HighMark Fund (the "new HighMark Fund"), provided that you:

-    Are qualified to invest in the new HighMark Fund.

- Satisfy the initial and additional investment minimums for the new HighMark Fund.

- Invest in the same share class in the new HighMark Fund as you did in the previous HighMark Fund.

- Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying shares in the new HighMark Fund is based on the relative net asset values of the shares you are exchanging plus any applicable sales charge. In addition, if you exchange Class A Shares of one HighMark Fund for those of another HighMark Fund, you may be subject to an exchange fee. See "Redemption Fees and Exchange Fees" below.


An exchange will be treated as a sale for tax purposes.


CLASS A SHARES. In addition to the potential exchange fee referenced above, if you want to exchange Class A Shares of one HighMark Fund for those of another HighMark Fund that has a higher sales charge, you must pay the difference. The same is true if you want to exchange Class A Shares of a no-load HighMark Money Market Fund for those of another HighMark Fund with a sales charge. There is one exception: If you acquired Class A Shares of a HighMark Money Market Fund in an exchange out of Class A Shares of a non-money market HighMark Fund (the "Initial Fund"), you may exchange such Class A Money Market Fund Shares for Class A Shares of another HighMark Fund and pay, with respect to sales charges, the difference between the sales charge of the Initial Fund and the sales charge of the HighMark Fund that you are currently exchanging into, if the sales charge of the HighMark Fund that you are exchanging into is higher. To receive a reduced sales charge when exchanging into a HighMark Fund, you must notify us that you originally paid a sales charge and provide us with information confirming your qualification.

CLASS B SHARES. To calculate the Class B Shares' eight-year conversion period or contingent deferred sales charge payable upon redemption, we combine the period you held Class B Shares of the "old" HighMark Fund with the period you held Class B Shares of the new HighMark Fund.

CLASS C SHARES. To calculate the Class C Shares' contingent deferred sales charge payable upon redemption, we combine the period you held Class C Shares of the "old" HighMark

                                  78 PROSPECTUS


HIGHMARK FUNDS

Fund with the period you held Class C Shares of the new HighMark Fund.

TRANSACTION POLICIES

VALUATION OF SHARES. A Fund's net asset value per share of a class is calculated according to the following formula:

     (Total market value of the Fund's investments and other assets allocable to the class - the class's liabilities)

     /    Total number of the Fund's Shares outstanding in the class

     =    The class's net asset value per share


We determine the NAV of each HighMark Equity and Fixed-Income Fund and Asset Allocation Portfolio as of the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. Pacific time (4:00 p.m. Eastern time), every business day, based on the current market price of the Fund's securities. If that is not available, we value securities by using a method that HighMark Funds' Board of Trustees believes accurately reflects fair value. HighMark Funds' Board of Trustees reviews and approves HighMark Funds' fair valuation procedures in advance of their use. In addition, HighMark Funds' Board of Trustees periodically reviews valuations to determine if any changes should be made to the fair valuation procedures.


For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which HighMark Funds calculates net asset value. The closing prices of such securities may no longer reflect their market value at the time HighMark Funds calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that HighMark Funds calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector.

If the adviser or a sub-adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which HighMark Funds calculates net asset value, it shall immediately notify the sub-administrator and request that a fair value committee (the "Committee") meeting be called.

In addition, HighMark Funds uses a third party fair valuation vendor (the "Vendor") for equity securities that are traded primarily on non-U.S. exchanges. The Vendor provides a fair value for such securities based on certain factors and methods, which generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. The Vendor provides fair values if there is a movement in the U.S. market that exceeds a specific threshold ("trigger threshold") that has been established by the Committee. The Committee also establishes a "confidence interval"--representing the correlation between the price of a specific foreign security and movements in the U.S. market--before the security will be fair valued based upon the trigger threshold being exceeded. If a trigger threshold is exceeded, HighMark Funds values its non-U.S. securities that exceed the applicable "confidence interval" using the fair values provided by the Vendor.

In the event that a Fund values its securities using the procedures described above, the Fund's NAV may be higher or lower than would have been the case if the Fund had not used its fair valuation procedures. In addition, although we use the same method to determine the NAV of Class A and Class C Shares, the NAV of a Fund's Class C Shares may be lower than that of its Class A Shares because Class C Shares have higher distribution expenses. For further information about how we determine the value of the Funds' investments, see the SAI.


BUY AND SELL PRICES. When you buy Shares of a Fund, the amount you pay per share is based on the net asset value per share of the applicable class of Shares next determined after we receive your order, plus any applicable sales charges. When you sell Shares of a Fund, the amount of your proceeds is based on the net asset value per share of the applicable class of Shares next determined after we receive your order, minus any applicable deferred sales charges, redemption fees and/or exchange fees.


EXECUTION OF ORDERS. You may buy and sell Shares of the Funds on any day when the New York Stock Exchange is open for business (hereafter referred to as a "business day"). The New York Stock Exchange is closed on weekends and national holidays.

- PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

- PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest and it is received by our Transfer Agent prior to the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. PT (4:00 p.m. ET). If our Transfer Agent does not receive the money you plan to wire by this deadline, the trade will be canceled and you must resubmit the trade at the time the wire is sent.

- SELLING SHARES: To sell Shares on any one business day, you must place your redemption order before the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. PT (4:00 p.m. ET). Otherwise, we will execute your order on the following business day.

Our Transfer Agent may accept telephone orders from broker-

                                  PROSPECTUS 79

dealers, and other intermediaries designated by such broker-dealers, who have been previously approved by the Distributor. A Fund will be deemed to have received a purchase order when an approved broker-dealer or its authorized designee accepts such order. It is the responsibility of such broker-dealer to promptly forward purchase or redemption orders to our Transfer Agent. Broker-dealers may charge you a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealers and not remitted to the Fund.

ANTI-MONEY LAUNDERING PROGRAM


Customer identification and verification is part of HighMark Funds' overall obligation to deter money laundering under Federal law. HighMark Funds has adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, HighMark Funds reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of HighMark Funds management, they are deemed to be in the best interest of the Funds or other series of HighMark Funds or in cases when HighMark Funds is requested or compelled to do so by governmental or law enforcement authorities.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

HighMark Funds' Board of Trustees has adopted policies and procedures designed to discourage frequent purchases and redemptions of Shares of the Funds or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below.


RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING GENERALLY. While HighMark Funds will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Fund's Shares dilute the value of Shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund Shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's Shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Frequent trading can result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase a shareholder's tax liability unless the shares are held through a tax-deferred or exempt vehicle. Similarly, a Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect a Fund's performance.


A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 1:00 p.m. Pacific time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in short-term trading strategy to exploit differences in Fund Share prices that are based on closing prices of foreign securities established some time before a Fund calculates its own share price (referred to as "time zone arbitrage"). The Funds have procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Fund calculates its NAV. While there is no assurance, the Funds expect that the use of fair value pricing, in addition to the short-term trading policies discussed below, will reduce a shareholder's ability to engage in time zone arbitrage to the detriment of the other shareholders of the Funds.

A shareholder engaging in a short-term trading strategy may also target a Fund that does not invest primarily in foreign securities. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). Funds that may be adversely affected by price arbitrage include, in particular, those Funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities.

                                  80 PROSPECTUS


HIGHMARK FUNDS


REDEMPTION FEES AND EXCHANGE FEES. As noted in the "Shareholder Fees" tables for the Cognitive Value Fund, the International Opportunities Fund, the Small Cap Advantage Fund and the Small Cap Value Fund, such Funds impose a 2% redemption fee on the proceeds of Class A Shares redeemed 30 days or less after their purchase. The Cognitive Value Fund, the International Opportunities Fund, the Small Cap Advantage Fund and the Small Cap Value Fund also impose a 2% exchange fee on Class A Shares exchanged 30 days or less after their purchase. The redemption fee and the exchange fee are designed to discourage short-term trading and any proceeds of the fees will be credited to the assets of the applicable Fund.


The fee is imposed to the extent that the number of Fund Shares redeemed or exchanged by a shareholder exceeds the number of Fund Shares that have been held by such shareholder more than 30 days. For Shares of a Fund that were acquired by exchange, the holding period is measured from the date the Shares were acquired in the exchange transaction. Shares held the longest will be redeemed or exchanged first.

The redemption or exchange fee is not imposed on transactions by the HighMark Asset Allocation Portfolios. For all accounts, the redemption or exchange fee is not imposed on:

- shares redeemed due to death, disability or a qualified domestic relations order;

-    shares redeemed pursuant to systematic withdrawal programs;

- transactions involving shares purchased by means of automated or pre-established purchase plans, including employer or payroll reduction plans;

-    shares purchased through reinvested distributions;

- shares redeemed or exchanged due to plan or Fund terminations or restructurings;

- shares redeemed as part of an automated dividend exchange election established in advance of the exchange;

- shares redeemed or exchanged pursuant to an automatic, non-discretionary rebalancing program; and

-    shares converted to another class of shares within the same fund.

In addition, for retirement plans, the redemption fee is also not imposed on:

-    shares redeemed in payment of plan/account fees;

- shares redeemed as a return of excess contribution amounts or to meet minimum required distributions;

-    shares redeemed for loans and hardship withdrawals;

-    shares redeemed due to forfeiture of assets; and

- shares redeemed to pay small balance account fees and involuntary redemptions resulting from failure to meet account minimums.

Although the Cognitive Value Fund, the International Opportunities Fund, the Small Cap Advantage Fund and the Small Cap Value Fund do not normally grant individual waivers of the redemption or exchange fee, the redemption or exchange fee may be waived by HighMark Funds' Chief Compliance Officer or her designee, based upon a review of the facts and circumstances in a written request for waiver of the redemption or exchange fee. Each Fund reserves the right to modify or eliminate redemption fees and exchange fees at any time in its discretion.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS.

Purchases and exchanges should be made primarily for investment purposes. Each Fund and/or its principal underwriter reserves the right to refuse any purchase or exchange order at any time or to suspend redemptions with respect to any shareholder, including transactions representing excessive trading and transactions accepted by any shareholder's financial adviser. In addition, the Funds' adviser will use its best efforts to detect short-term trading activity in a Fund's Shares and reject any purchase, redemption or exchange if, in its judgment, the transaction would adversely affect the Fund or its shareholders. The adviser, however, will not always be able to detect or prevent market timing activity or other trading activity that may disadvantage a Fund. For example, the ability to monitor trades that are placed by omnibus or other nominee accounts is limited when the broker, retirement plan administrator or fee-based program sponsor maintains the record of a Fund's underlying beneficial owners. In the event that the Funds or their agents reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

DISCLOSURE OF PORTFOLIO HOLDINGS


HighMark Capital Management, Inc., the Funds' adviser, has established a policy with respect to the disclosure of a Fund's portfolio holdings. A description of this policy is provided in the SAI. In addition, each Fund's complete monthly portfolio holdings are generally available to you 30 days after the end of the period on HighMark Funds' website by clicking on "Our Funds," selecting a Fund and clicking on "Composition."



Note that the Funds or their adviser may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders. Once posted, the above information will remain available on the web site until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

                                  PROSPECTUS 81



DISTRIBUTIONS



As a mutual fund shareholder, you may receive capital gains and/or income from your investment. Each of the HighMark Equity Funds may periodically declare and pay dividends from net investment income separately for each class of Shares. Each of the HighMark Fixed-Income Funds may declare and pay monthly dividends separately for each class of Shares from any net tax-exempt income and/or net taxable investment income. Each of the Asset Allocation Portfolios may declare and pay dividends from net investment income quarterly. Each Fund expects to distribute substantially all of its income and capital gains annually. None of the Funds has a targeted dividend rate and none of them guarantees that it will pay any dividends or other distributions.


We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s) unless you notify our Transfer Agent that you want to receive your distributions in cash. If you are a shareholder of a Fixed-Income Fund, you may also notify our Transfer Agent to reinvest any income and capital gains distributions in the same class of an Equity Fund. To make either type of notification, send a letter with your request, including your name and account number to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash. In general, a Fund's Class A Shares will pay higher dividends than Class B and Class C Shares, because Class B Shares and Class C Shares have higher distribution fees.

TAXES


Your mutual fund investments may have a considerable impact on your tax situation. We have summarized some of the main U.S. federal income tax considerations generally applicable to investments in a Fund. Note, however, that the following is general information and your investment in a Fund may have other tax implications. The information below will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan.



IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF THE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.


END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation, including possible foreign, state, and local taxes. You can find more information about the potential tax consequences of mutual fund investing in the SAI.

TAXATION OF SHAREHOLDER TRANSACTIONS

An exchange of a HighMark Fund's shares for shares of another HighMark Fund will be treated as a sale of the HighMark Fund's shares and, as with all sales and redemptions of HighMark Fund shares, any gain on the transaction will be subject to tax.


TAXES ON FUND DISTRIBUTIONS



- FEDERAL TAXES: For federal income tax purposes, distributions of net investment income that you receive from a Fund are generally taxable as ordinary income. Distributions of gains from the sale of investments that a Fund owned for one year or less also will be taxable as ordinary income (regardless of how long you've owned Shares in the Fund). For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from "qualified dividend income", if any, will be taxed at the rate applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. The Fixed-Income Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income. An Asset Allocation Portfolio will not be able to offset gains realized by one fund in which it invests against losses realized by another fund in which it invests, until it disposes of shares of the fund that realized such losses. The use of a fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders, and, therefore, may increase the amount of taxes payable by shareholders.


- STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund.


- TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains (regardless of how long you've owned Shares in the Fund). Long-term capital gains rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable

                                 82 PROSPECTUS


HIGHMARK FUNDS


     years beginning before January 1, 2011. Some states also tax long-term capital gain distributions at a special rate.


- "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

- REINVESTMENT: A Fund's distributions are taxable, whether received in cash or reinvested in additional Shares of the Fund.


SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND AND THE NATIONAL INTERMEDIATE TAX-FREE BOND FUND: Distributions from the California Intermediate Tax-Free Bond Fund and the National Intermediate Tax-Free Bond Fund that are properly designated as "exempt-interest dividends" (that is, distributions of net income from tax-exempt securities that are properly designated by the Fund) generally will be exempt from federal income tax. Distributions that are properly designated as exempt-interest dividends may be subject to state and local taxes, although distributions derived by the California Intermediate Tax-Free Bond Fund will be exempt from California personal income tax if (1) at the close of each quarter of the company's taxable year at least 50% of the value of its total assets consist of obligations the interest from which would be exempt from California taxation if such obligations were held by an individual and (2) if such dividends are properly designated as exempt-interest dividends in a written notice mailed to shareholders no later than 60 days after the close of the company's taxable year. The Funds' portfolio managers expect that substantially all of the income the California Intermediate Tax-Free Bond Fund generates will be exempt from federal and California state personal income taxes, and virtually all of the income the National Intermediate Tax-Free Bond Fund generates will be exempt from federal personal income tax. Distributions from the California Intermediate Tax-Free Bond Fund and the National Intermediate Tax-Free Bond Fund, if any, that do not constitute exempt-interest dividends generally will be taxable as ordinary income, except that any distributions of net capital gains will be taxable as long-term capital gains. Gains realized by the Fund on the sale or exchange of investments that generate tax-exempt income will be taxable to shareholders. If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, investing in these Funds may have on the federal taxation of such benefits. In addition, some of the income from these Funds may be included in the computation of federal and state alternative minimum tax liability, for both individual and corporate shareholders.


SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS: Special withholding and filing rules apply to foreign shareholders. Please consult the SAI and your tax adviser for additional information.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. SEE THE SAI FOR FURTHER DETAILS. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES


AUTOMATIC INVESTMENT PLAN* (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per HighMark Fund is $100.** AIP is available only to current shareholders who wish to make additional investments to their existing account(s).


To take part in AIP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

* Any shareholders who have established an Automatic Investment Plan on or before November 30, 1999, and have elected automatic deductions from their checking or savings accounts, may be eligible for a reduced sales charge. For further information about the reduced sales charge, see the SAI.

** There is a $50 monthly minimum for current or retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California and its affiliates who were participating in HighMark Funds' AIP on or before December 11, 1998.


SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark Funds' Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum withdrawal is $100 per HighMark Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.


To participate in SWP, you must:


-    Have at least $5,000 in your HighMark Fund(s) account, and


-    Have your dividends automatically reinvested.

BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:


SWP via check will only run on the 25th of each month. SWP via the Automated Clearing House ("ACH") can be run on any date. If your automatic withdrawals through SWP exceed the income your HighMark Fund(s) normally pay, your withdrawals may, over time, deplete your original investment--or exhaust it entirely if you make large and frequent withdrawals.



Fluctuations in the net asset value per share of your HighMark Fund(s) may also contribute to the depletion of your principal.

                                  PROSPECTUS 83


CLASS A SHAREHOLDERS SHOULD NOTE THE FOLLOWING:

If you are currently making additional purchases of Shares of HighMark Funds that carry a sales load, or plan to do so, it generally would not be in your best interest to participate in SWP.

CLASS B SHAREHOLDERS SHOULD ALSO NOTE THE FOLLOWING:

If you expect to withdraw more than 10% of your account's current value in any single year, it may not be in your best interest to participate in SWP because you will have to pay a contingent deferred sales charge on Class B withdrawals of this size.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

Please contact HighMark Funds at 1-800-433-6884 for more information.

SYSTEMATIC EXCHANGE PLAN: HighMark Funds' Systematic Exchange Plan allows shareholders of a class of HighMark Money Market or Fixed-Income Funds to make regular exchanges from their accounts into the same class of a HighMark Equity Fund. The minimum exchange is $100 per HighMark Equity Fund. You can choose to make these exchanges on a monthly, quarterly, semi-annual or annual basis for a fixed period of time.

To participate in the Systematic Exchange Plan, you must:

     - Have at least $5,000 in your HighMark Money Market or Fixed-Income Fund account(s) .

     -    Have your dividends automatically reinvested.

To take part in the Systematic Exchange Plan, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

MORE ABOUT HIGHMARK FUNDS INVESTMENT MANAGEMENT

INVESTMENT ADVISER


HighMark Capital Management, Inc. serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds' Board of Trustees. HighMark Capital Management, Inc. also serves as the administrator of the HighMark Funds.



HighMark Capital Management, Inc. is a subsidiary of Union Bank of California, N.A., which is a subisidiary of UnionBanCal Corporation. UnionBanCal Corporation is a publicly held corporation, which is principally held by The Bank of Tokyo-Mitsubishi UFJ, Ltd. (BTMU). BTMU is in turn a wholly owned subsidiary of Mitsubishi UFJ Financial Group, Inc. As of September 30, 2008, HighMark Capital Management, Inc. had approximately $___ billion in assets under management. HighMark Capital Management, Inc. (and its predecessors) has been providing investment management services to individuals, institutions and large corporations since 1919.



Over the past fiscal year, the Funds paid the following management fees to HighMark Capital Management, Inc.:



FUND                                         % OF NET ASSETS
----                                         ---------------
Balanced Fund                                     ___%
Cognitive Value Fund                              ___%*
Core Equity Fund                                  ___%
Enhanced Growth Fund                              ___%*
International Opportunities Fund                  ___%*
Large Cap Growth Fund                             ___%
Large Cap Value Fund                              ___%*
Small Cap Advantage Fund                          ___%
Small Cap Value Fund                              ___%*
Value Momentum Fund                               ___%
Bond Fund                                         ___%
California Intermediate Tax-Free Bond Fund        ___%
National Intermediate Tax-Free Bond Fund          ___%
Short Term Bond Fund                              ___%
Income Plus Allocation Fund                       ___%
Growth & Income Allocation Fund                   ___%
Capital Growth Allocation Fund                    ___%
Diversified Equity Allocation Fund                ___%


*    A portion of the management fee is used to pay the Fund's sub-adviser.


For its advisory services to the Fundamental Equity Fund, HighMark Capital Management, Inc. is entitled to receive management fees at an annual rate of 0.60% of the Fund's average daily net assets.



A discussion regarding the basis for HighMark Funds' Board of Trustees approving the advisory agreement between HighMark Capital Management, Inc. and HighMark Funds is available in HighMark Funds' Annual Report to shareholders for the fiscal year ending July 31, 2008.


SUB-ADVISERS


LARGE CAP VALUE FUND. Aronson+Johnson+Ortiz, LP ("AJO") serves as the sub-adviser to the Large Cap Value Fund. Under an investment sub-advisory agreement between AJO and HighMark Capital Management, Inc., AJO makes day-to-day investment decisions for the Fund, subject to the supervision of, and policies established by, HighMark Capital Management, Inc. and the Trustees of HighMark Funds.



AJO is a registered investment adviser under the Investment Advisers Act of 1940 and is organized as a Delaware limited partnership. As of September 30, 2008, AJO managed approximately $___ billion in assets.

                                 84 PROSPECTUS


HIGHMARK FUNDS

SMALL CAP VALUE FUND. LSV Asset Management ("LSV") serves as sub-adviser to the Small Cap Value Fund. Under an investment sub-advisory agreement between LSV and HighMark Capital Management, LSV makes day-to-day investment decisions for the Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds.


LSV is a registered investment adviser under the Investment Company Act of 1940 and is organized as a Delaware partnership. The general partners of LSV have developed quantitative value analysis methodology and software, which has been used to manage assets over the past 12 years. As of September 30, 2008, LSV had approximately $___ billion in assets under management.


COGNITIVE VALUE FUND, ENHANCED GROWTH FUND AND INTERNATIONAL OPPORTUNITIES FUND. Bailard, Inc. ("Bailard") serves as the sub-adviser to the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund. Under investment sub-advisory agreements between Bailard and HighMark Capital Management, Bailard makes day-to-day investment decisions for each of the Funds, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds. Prior to serving as sub-adviser to the Funds, Bailard was the adviser to each Fund's Predecessor Fund.


Bailard is a registered investment adviser under the Investment Advisers Act of 1940 and is organized as a California corporation. As of September 30, 2008, Bailard had approximately $___ billion in assets under management.


OTHER ARRANGEMENTS


Shareholders will be notified of any changes in sub-advisers. Shareholders of a Fund have the right to terminate a subadvisory agreement for a Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.



In addition to the asset-based sub-advisory fee that it pays to Bailard, HighMark Capital Management has agreed to make certain periodic payments, out of its own resources, to Bailard. The amount of these additional payments will be based on the average daily net assets of the Class M Shares of the Enhanced Growth Fund, the Cognitive Value Fund and the International Opportunities Fund held by Bailard's clients. Clients of Bailard pay investment advisory fees to Bailard in connection with the management of the clients' assets, a portion of which may be invested in one or more of the Enhanced Growth Fund, the Cognitive Value Fund and the International Opportunities Fund. Bailard has agreed with its clients that the amount of the advisory fee paid by the client (whether directly to Bailard or indirectly through Bailard's management of investment vehicles in which the client invests) will equal a fixed percentage of the value of the client's account with Bailard. As a result, the direct fee that Bailard receives from its clients will be reduced by the amount of the investment advisory fee (i.e., the fee paid to HighMark Capital Management) that such clients indirectly incur as shareholders of such Funds. The additional payments by HighMark Capital Management are intended to allow Bailard to reduce the amount of advisory fees that its clients directly incur, as it has done historically, so that these clients do not bear investment advisory fees greater than those agreed to between the client and Bailard. These periodic payments, which are solely the obligation of HighMark Capital Management, are separate from and in addition to the sub-advisory fees paid to Bailard described above. From August 1, 2007 through July 31, 2008, HighMark Capital Management made payments of this type to Bailard totaling approximately $2,019,000.

                                  PROSPECTUS 85


PORTFOLIO MANAGERS

The table below tells you which portfolio managers are responsible for making the day-to-day investment decisions for each Fund. The professional biographies of the portfolio managers follow the table. The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.


HIGHMARK FUND                                PORTFOLIO MANAGER(S)
-------------                                --------------------------------------------------------
Balanced Fund                                David J. Goerz III, Kenneth Wemer, George Rokas,
                                             E. Jack Montgomery(1)
Cognitive Value Fund                         Thomas J. Mudge III, George Y. Sokoloff(2)
Core Equity Fund                             David J. Goerz III, Richard Rocke(3)
Enhanced Growth Fund                         Sonya Thadhani
Fundamental Equity Fund                      Kenneth Wemer, George Rokas(3)
International Opportunities Fund             Peter M. Hill, Anthony Craddock, Eric P. Leve(4)
Large Cap Growth Fund                        Kenneth Wemer, George Rokas(3)
Large Cap Value Fund                         Theodore R. Aronson, Stefani Cranston, Kevin M. Johnson,
                                             Stuart P. Kaye, Gina Marie N. Moore, Martha E. Ortiz,
                                             R. Brian Wenzinger(5)
Small Cap Advantage Fund                     David J. Goerz III, Richard Rocke(3)
Small Cap Value Fund                         Josef Lakonishok, Menno Vermeulen, Puneet Mansharamani(5)
Value Momentum Fund                          Richard Earnest, Keith Stribling, Todd Lowenstein(3)
Bond Fund                                    E. Jack Montgomery, Gregory Lugosi(6)
California Intermediate Tax-Free Bond Fund   Robert Bigelow, Raymond Mow(7)
National Intermediate Tax-Free Bond Fund     Robert Bigelow, Raymond Mow(7)
Short Term Bond Fund                         E. Jack Montgomery, Gregory Lugosi(6)
Income Plus Allocation Fund                  David J. Goerz III
Growth & Income Allocation Fund              David J. Goerz III
Capital Growth Allocation Fund               David J. Goerz III
Diversified Equity Allocation Fund           David J. Goerz III


(1) Mr. Goerz is responsible for asset allocation decisions; Mr. Wemer is responsible for sector allocation and security selection within the equity portion of the Fund's portfolio and Mr. Rokas provides day-to-day support to Mr. Wemer in the management of the equity portion of the Fund; Mr. Montgomery is responsible for the management of the fixed income portion of the Fund's portfolio.

(2)  Mr. Mudge is the lead manager.

(3)  Co-managers.

(4)  Mr. Hill is the lead manager.

(5) Investment decisions are made according to a quantitative model and implemented by the team of portfolio managers.

(6) Mr. Montgomery is the lead manager and is responsible for duration policy, sector allocation and security selection; Mr. Lugosi is responsible for trade execution.

(7)  Mr. Bigelow is the lead manager.

                                 86 PROSPECTUS


HIGHMARK FUNDS


PORTFOLIO MANAGER         LENGTH OF SERVICE WITH HIGHMARK FUND         BUSINESS EXPERIENCE DURING PAST FIVE YEARS
-----------------     --------------------------------------------   ----------------------------------------------
Theodore R. Aronson   Large Cap Value Fund since 2003.               Managing principal and portfolio
                                                                     manager of ARONSON+ JOHNSON+
                                                                     ORTIZ since 1984.

Robert Bigelow        California Intermediate Tax-Free Bond Fund     Vice President and Director of Municipal
                      since 1994;                                    Securities of HighMark Capital
                      National Intermediate Tax-Free Bond Fund       Management, Inc.; associated with
                      since 1996.*                                   HighMark Capital Management and its
                                                                     predecessors since 1994.

Anthony Craddock      International Opportunities Fund since 2006.   Senior Vice President of Bailard, Inc.;
                                                                     employee of Bailard since 1997.

Stefani Cranston      Large Cap Value Fund since 2003.               Principal of ARONSON+JOHNSON+
                                                                     ORTIZ (AJO); portfolio manager and
                                                                     portfolio and financial accountant for
                                                                     AJO since 1991.

Richard Earnest       Value Momentum Fund since 1991.**              Senior Vice President and Director of
                                                                     Value Momentum for HighMark Capital
                                                                     Management, Inc.; associated with
                                                                     HighMark Capital Management and its
                                                                     predecessors since 1964.

David J. Goerz III    Balanced Fund since 2005;                      Senior Vice President, Chief Investment
                      Core Equity Fund since 2005;                   Officer and Portfolio Manager of
                      Small Cap Advantage Fund since 2007;           HighMark Capital Management, Inc.
                      Income Plus Allocation Fund since 2004;        since 2006; Senior Vice President, Chief
                      Growth & Income Allocation Fund                Investment Officer - Equity and Portfolio
                      since 2004;                                    Manager of HighMark Capital
                      Capital Growth Allocation Fund since 2004;     Management, Inc. from 2003 to 2005;
                      Diversified Equity Allocation Fund             Chief Investment Officer of Morningstar
                      since 2006.                                    Associates from 2002 to 2003; Vice
                                                                     President and Global Asset Allocation
                                                                     Research and Portfolio Manager for
                                                                     Wellington Management Company from 1995-2002.

Peter M. Hill         International Opportunities Fund since 2006.   Chief Executive Officer of Bailard, Inc.
                                                                     overseeing the management of Bailard
                                                                     International Equity Fund, the Fund's
                                                                     Predecessor Fund, along with the other
                                                                     investment products managed by Bailard,
                                                                     Inc., which he continues to oversee;
                                                                     serves as an officer and/or director of
                                                                     certain affiliates of Bailard, Inc.; formerly,
                                                                     served as Chief Investment Officer of
                                                                     Bailard, Inc. and as Chairman of the
                                                                     Board of Directors of Bailard Opportunity
                                                                     Fund Group, Inc.

                                  PROSPECTUS 87

PORTFOLIO MANAGER        LENGTH OF SERVICE WITH HIGHMARK FUND          BUSINESS EXPERIENCE DURING PAST FIVE YEARS
-----------------     --------------------------------------------   ----------------------------------------------
Kevin M. Johnson      Large Cap Value Fund since 2003.               Principal and portfolio manager of
                                                                     ARONSON+JOHNSON+ORTIZ (AJO) since
                                                                     1993; directs AJO's research and
                                                                     development efforts.

Stuart P. Kaye        Large Cap Value Fund since 2008.               Principal of ARONSON+JOHNSON+ORTIZ
                                                                     (AJO) since 2008. Head of research at
                                                                     Invesco prior to joining AJO.

Josef Lakonishok      Small Cap Value Fund since 2001.               Chief Executive Officer, Chief Investment
                                                                     Officer, Partner and Portfolio Manager
                                                                     of LSV Asset Management since 1994;
                                                                     William G. Karnes Professor of Finance
                                                                     at the College of Commerce & Business
                                                                     Administration at the University of
                                                                     Illinois at Urbana-Champaign since 1987.

Eric P. Leve          International Opportunities Fund since 2006.   Senior Vice President of Bailard, Inc. and
                                                                     co-manager of Bailard Inc.'s separate
                                                                     account bond portfolios; employee of
                                                                     Bailard since 1987.

Todd Lowenstein       Value Momentum Fund since 2001.                Vice President and Director of Value
                                                                     Momentum for HighMark Capital
                                                                     Management, Inc. since 2001; worked at
                                                                     JP Morgan and as senior manager at
                                                                     KPMG Peat Marwick prior to joining
                                                                     HighMark Capital Management.

Gregory Lugosi        Bond Fund since 1994;                          Vice President and Fund Manager for
                      Short Term Bond Fund since 2004.               HighMark Capital Management, Inc.;
                                                                     associated with HighMark Capital
                                                                     Management and its predecessors
                                                                     since 1991.

Puneet Mansharamani   Small Cap Value Fund since 2006.               Partner and Portfolio Manager of LSV
                                                                     since 2006; Quantitative Analyst at LSV
                                                                     since 2000.

E. Jack Montgomery    Balanced Fund since 2000;                      Vice President and Director of Fixed
                      Bond Fund since 1994;                          Income of HighMark Capital
                      Short Term Bond Fund since 2004.               Management, Inc.; associated with
                                                                     HighMark Capital Management and its
                                                                     predecessors since 1994.

                                 88 PROSPECTUS


HIGHMARK FUNDS


PORTFOLIO MANAGER         LENGTH OF SERVICE WITH HIGHMARK FUND          BUSINESS EXPERIENCE DURING PAST FIVE YEARS
-----------------     --------------------------------------------   ----------------------------------------------
Gina Marie N. Moore   Large Cap Value Fund since 2003.               Principal of ARONSON+JOHNSON+ORTIZ
                                                                     (AJO); portfolio manager and research
                                                                     analyst for AJO since 1998; also focuses
                                                                     on marketing for AJO.

Raymond Mow           California Intermediate Tax-Free Bond Fund     Vice President and Fixed Income Funds
                      since 1995;                                    Manager of HighMark Capital
                      National Intermediate Tax-Free Bond Fund       Management, Inc.; associated with
                      since 1996.***                                 HighMark Capital Management and its
                                                                     predecessors since 1995.

Thomas J. Mudge III   Cognitive Value Fund since 2006.               Portfolio manager of Bailard Cognitive
                                                                     Value Fund, the Fund's Predecessor Fund,
                                                                     from 2001 to 2006; lead portfolio
                                                                     manager of the Cognitive Value Fund's
                                                                     portfolio management team since 2007;
                                                                     Senior Vice President of Bailard, Inc. and
                                                                     part of Bailard, Inc.'s domestic equity
                                                                     management team since 1987.

Martha E. Ortiz       Large Cap Value Fund since 2003.               Principal of ARONSON+JOHNSON+ORTIZ
                                                                     (AJO); portfolio manager for AJO since
                                                                     1987; oversees trading and is in charge
                                                                     of portfolio implementation for AJO.

Richard Rocke         Core Equity Fund since 2005;                   Vice President and Director of
                      Small Cap Advantage Fund since 2007.           Quantitative Strategies Group for
                                                                     HighMark Capital Management, Inc.;
                                                                     associated with HighMark Capital
                                                                     Management since 1999.

George Rokas          Balanced Fund since 2005;                      Vice President and Senior Equity
                      Fundamental Equity Fund since 2008;            Research Analyst/Portfolio Manager for
                      Large Cap Growth Fund since 2006.              HighMark Capital Management, Inc.;
                                                                     associated with HighMark Capital
                                                                     Management and its predecessors since
                                                                     1990 (1990-1997 and 1999-present).

George Y. Sokoloff    Cognitive Value Fund since 2007.               Member of the Cognitive Value Fund's
                                                                     portfolio management team since 2007;
                                                                     Vice President and research analyst for
                                                                     Bailard, Inc. since 2006; developed
                                                                     quantitative stock selection models for
                                                                     StarMine prior to joining Bailard, Inc.

Keith Stribling       Value Momentum Fund since 1998.                Vice President and Director of Value
                                                                     Momentum for HighMark Capital
                                                                     Management Inc.; associated with
                                                                     HighMark Capital Management and its
                                                                     predecessors since 1995.

                                  PROSPECTUS 89

PORTFOLIO MANAGER       LENGTH OF SERVICE WITH HIGHMARK FUND           BUSINESS EXPERIENCE DURING PAST FIVE YEARS
-----------------     --------------------------------------------   ----------------------------------------------
Sonya Thadhani        Enhanced Growth Fund since 2006.               Portfolio manager of Bailard Enhanced
                                                                     Growth Fund, the Fund's Predecessor
                                                                     Fund, from 2005 to 2006; Chief
                                                                     Investment Officer of Bailard, Inc. and
                                                                     part of Bailard, Inc.'s domestic equity
                                                                     management team since 1994.

Menno Vermeulen       Small Cap Value Fund since 2001.               Partner since 1998 and Portfolio
                                                                     Manager and Senior Quantitative Analyst
                                                                     of LSV Asset Management since 1995.

Kenneth Wemer         Balanced Fund since 2005;                      Vice President and Director of Equity
                      Fundamental Equity Fund since 2008;            Research for HighMark Capital
                      Large Cap Growth Fund since 2006.              Management, Inc., associated with
                                                                     HighMark Capital Management since
                                                                     2003; Research Analyst for Jurika &
                                                                     Voyles from 1994 to 2003.

R. Brian Wenzinger    Large Cap Value Fund since 2003.               Principal of ARONSON+JOHNSON+
                                                                     ORTIZ (AJO); portfolio manager and
                                                                     research analyst of AJO since 1991.


* Mr. Bigelow was the portfolio manager of Stepstone California Intermediate Tax-Free Bond Fund prior to its consolidation with the California Intermediate Tax-Free Bond Fund in 1997. Mr. Bigelow was the portfolio manager of the common trust funds prior to their consolidations with the National Intermediate Tax-Free Bond Fund in 2002 and 2003.

** Mr. Earnest was the portfolio manager of Stepstone Value Momentum Fund prior to its consolidation with the Value Momentum Fund in 1997.

*** Mr. Mow was the back-up portfolio manager of Stepstone California Intermediate Tax-Free Bond Fund prior to its consolidation with the California Intermediate Tax-Free Bond Fund in 1997. Mr. Mow was the back-up portfolio manager of the common trust funds prior to their consolidations with the National Intermediate Tax-Free Bond Fund in 2002 and 2003.

                                  90 PROSPECTUS


HIGHMARK FUNDS

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by __________, as noted in its report dated __________. This report, along with the Funds' financial statements, is incorporated by reference in the SAI, which is available upon request.



                       Investment Activities
                    ---------------------------
                                        Net
                                      Realized                  Dividends and
            Net                         and                     Distributions
           Asset                     Unrealized              -------------------    Total from
           Value,         Net       Gain (Loss)     Total        Net                Dividends
         Beginning    Investment         on         from     Investment  Capital       and       Redemption
         of Period  Income (Loss)+  Investments  Operations    Income     Gains   Distributions     Fees
         ---------  --------------  -----------  ----------  ----------  -------  -------------  ----------
BALANCED FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007       $14.04      $ 0.260        $ 1.291     $ 1.551     $(0.266)   $(0.405)    $(0.671)        $--
2006        13.79        0.224          0.258       0.482      (0.232)        --      (0.232)         --
2005        12.88        0.228          0.929       1.157      (0.247)        --      (0.247)         --
2004        12.09        0.138          0.787       0.925      (0.135)        --      (0.135)         --
CLASS B SHARES
For the periods ended July 31,:
2008
2007       $14.00      $ 0.170        $ 1.282     $ 1.452     $(0.177)   $(0.405)    $(0.582)        $--
2006        13.75        0.138          0.259       0.397      (0.147)        --      (0.147)         --
2005        12.85        0.142          0.920       1.062      (0.162)        --      (0.162)         --
2004        12.06        0.054          0.791       0.845      (0.055)        --      (0.055)         --
CLASS C SHARES
For the periods ended July 31,:
2008
2007       $13.98      $ 0.171        $ 1.284     $ 1.455     $(0.180)   $(0.405)    $(0.585)        $--
2006        13.73        0.138          0.261       0.399      (0.149)        --      (0.149)         --
2005        12.84        0.142          0.910       1.052      (0.162)        --      (0.162)         --
2004        12.06        0.053          0.789       0.842      (0.062)        --      (0.062)         --
COGNITIVE VALUE FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007       $13.02      $ 0.037        $ 1.461     $ 1.498     $(0.054)   $(1.494)    $(1.548)        $--
2006(1)     13.53        0.029         (0.539)     (0.510)         --         --          --          --
CLASS C SHARES
For the periods ended July 31,:
2008
2007       $12.98      $(0.043)       $ 1.447     $ 1.404     $    --    $(1.494)    $(1.494)        $--
2006(1)     13.53       (0.013)        (0.537)     (0.550)         --         --          --          --

                                                         Ratio
                                                      of Expenses
                                                       to Average
                                                       Net Assets     Ratio of
            Net                  Net                   Excluding        Net
           Asset               Assets,      Ratio     Fee Waivers    Investment
           Value,                End     of Expenses      and      Income (Loss)  Portfolio
            End       Total   of Period   to Average   Reduction     to Average    Turnover
         of Period  Return**    (000)     Net Assets  of Expenses    Net Assets      Rate
         ---------  --------  ---------  -----------  -----------  -------------  ---------
BALANCED FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007       $14.92    11.14%     $7,359      1.19%        1.37%         1.75%          23%
2006        14.04     3.52       7,065      1.17         1.34          1.61           16
2005        13.79     9.07       7,408      1.21         1.45          1.71           57
2004        12.88     7.66       7,172      1.19         1.37          1.07           97
CLASS B SHARES
For the periods ended July 31,:
2008
2007       $14.87    10.44%     $2,277      1.79%        1.87%         1.15%          23%
2006        14.00     2.90       3,089      1.79         1.85          0.99           16
2005        13.75     8.31       3,759      1.86         1.95          1.07           57
2004        12.85     7.02       4,364      1.84         1.87          0.42           97
CLASS C SHARES
For the periods ended July 31,:
2008
2007       $14.85    10.48%     $  393      1.79%        1.87%         1.15%          23%
2006        13.98     2.92         338      1.79         1.85          0.99           16
2005        13.73     8.24         334      1.86         1.95          1.07           57
2004        12.84     6.99         327      1.84         1.87          0.42           97
COGNITIVE VALUE FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007       $12.97    11.52%     $3,766      1.34%        1.48%         0.28%         103%
2006(1)     13.02    (3.77)        483      0.94*        0.94*         0.67*          76
CLASS C SHARES
For the periods ended July 31,:
2008
2007       $12.89    10.79%     $   31      1.97%        2.01%        (0.32)%        103%
2006(1)     12.98    (4.07)          3      1.86*        1.86*        (0.29)*         76


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

*    Annualized.

** Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.

+    Per share amounts calculated using average shares method.

(1)  Commenced operations on April 3, 2006.

                                  PROSPECTUS 91



                       Investment Activities
                    ---------------------------
                                        Net
                                      Realized                  Dividends and
            Net                         and                     Distributions
           Asset                     Unrealized              -------------------    Total from
           Value,         Net       Gain (Loss)     Total        Net                Dividends
         Beginning    Investment         on         from     Investment  Capital       and       Redemption
         of Period  Income (Loss)+  Investments  Operations    Income     Gains   Distributions     Fees
         ---------  --------------  -----------  ----------  ----------  -------  -------------  ----------
CORE EQUITY FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007       $8.76       $ 0.072        $ 1.175     $ 1.247     $(0.077)   $    --     $(0.077)      $   --
2006        8.09         0.066          0.672       0.738      (0.068)        --      (0.068)          --
2005        7.34         0.076          0.751       0.827      (0.077)        --      (0.077)          --
2004        6.72         0.010          0.626       0.636      (0.016)        --      (0.016)          --
CLASS B SHARES
For the periods ended July 31,:
2008
2007       $8.61       $ 0.018        $ 1.152     $ 1.170     $(0.040)   $    --     $(0.040)      $   --
2006        7.95         0.014          0.671       0.685      (0.025)        --      (0.025)          --
2005        7.23         0.032          0.732       0.764      (0.044)        --      (0.044)          --
2004        6.66        (0.037)         0.609       0.572      (0.002)        --      (0.002)          --
CLASS C SHARES
For the periods ended July 31,:
2008
2007       $8.61       $ 0.013        $ 1.155     $ 1.168     $(0.038)   $    --     $(0.038)      $   --
2006        7.96         0.014          0.661       0.675      (0.025)        --      (0.025)          --
2005        7.24         0.030          0.735       0.765      (0.045)        --      (0.045)          --
2004(1)     7.16        (0.030)         0.112       0.082      (0.002)        --      (0.002)          --
ENHANCED GROWTH FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007       $8.05       $(0.075)       $ 2.195     $ 2.120     $    --    $    --     $    --       $   --
2006(2)     9.29        (0.029)        (1.211)     (1.240)         --         --          --           --
CLASS C SHARES
For the periods ended July 31,:
2008
2007       $8.06       $(0.133)       $ 2.193     $ 2.060     $    --    $    --     $    --       $   --
2006(2)     9.29        (0.025)        (1.205)     (1.230)         --         --          --           --
INTERNATIONAL OPPORTUNITIES FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007       $8.52       $ 0.136        $ 2.194     $ 2.330     $(0.121)   $(0.829)    $(0.950)      $   --
2006(2)     8.63         0.052         (0.184)     (0.132)         --         --          --        0.022
CLASS C SHARES
For the periods ended July 31,:
2008
2007       $8.49       $ 0.056        $ 2.193     $ 2.249     $(0.100)   $(0.829)    $(0.929)      $   --
2006(2)     8.63         0.034         (0.174)     (0.140)         --         --          --           --

                                                         Ratio
                                                      of Expenses
                                                       to Average
                                                       Net Assets     Ratio of
            Net                  Net                   Excluding        Net
           Asset               Assets,      Ratio     Fee Waivers    Investment
           Value,                End     of Expenses      and      Income (Loss)  Portfolio
            End       Total   of Period   to Average   Reduction     to Average    Turnover
         of Period  Return**    (000)     Net Assets  of Expenses    Net Assets      Rate
         ---------  --------  ---------  -----------  -----------  -------------  ---------
CORE EQUITY FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007       $ 9.93    14.24%    $ 8,664      1.18%        1.34%         0.72%          79%
2006         8.76     9.15       2,749      1.17         1.34          0.79           72
2005         8.09    11.32       3,031      1.18         1.43          1.00          101
2004         7.34     9.47       3,657      1.17         1.35          0.13          119
CLASS B SHARES
For the periods ended July 31,:
2008
2007       $ 9.74    13.57%    $ 2,663      1.78%        1.83%         0.19%          79%
2006         8.61     8.63       2,717      1.79         1.84          0.17           72
2005         7.95    10.60       3,044      1.83         1.93          0.42          101
2004         7.23     8.60       3,249      1.82         1.85         (0.52)         119
CLASS C SHARES
For the periods ended July 31,:
2008
2007       $ 9.74    13.59%    $   811      1.78%        1.83%         0.13%          79%
2006         8.61     8.50         310      1.79         1.84          0.17           72
2005         7.96    10.59         280      1.83         1.93          0.40          101
2004(1)      7.24     1.14         277      1.83*        1.88*        (0.60)*        119
ENHANCED GROWTH FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007       $10.17    26.34%    $   223      1.35%        1.49%        (0.77)%         40%
2006(2)      8.05   (13.35)         39      1.35*        1.49*        (1.10)*         53
CLASS C SHARES
For the periods ended July 31,:
2008
2007       $10.12    25.56%    $     6      1.89%        1.92%        (1.38)%         40%
2006(2)      8.06   (13.24)         --@     1.47*        1.49*        (0.87)*         53
INTERNATIONAL OPPORTUNITIES FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007       $ 9.90    29.00%    $14,532      1.50%        1.74%         1.45%          32%
2006(2)      8.52    (1.27)      1,952      1.69*        1.84*         1.88*          48
CLASS C SHARES
For the periods ended July 31,:
2008
2007       $ 9.81    28.04%    $ 3,159      2.18%        2.23%         0.61%          32%
2006(2)      8.49    (1.62)        731      2.28*        2.33*         1.23*          48


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

*    Annualized.

** Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.

+    Per share amounts calculated using average shares method.

(1)  Commenced operations on November 28, 2003.

(2)  Commenced operations on April 3, 2006.

@    Amount represents less than $1,000.

                                  92 PROSPECTUS


HIGHMARK FUNDS


                       Investment Activities
                    ---------------------------
                                        Net
                                      Realized                  Dividends and
            Net                         and                     Distributions
           Asset                     Unrealized              -------------------    Total from
           Value,         Net       Gain (Loss)     Total        Net                Dividends
         Beginning    Investment         on         from     Investment  Capital       and       Redemption
         of Period  Income (Loss)+  Investments  Operations    Income     Gains   Distributions     Fees
         ---------  --------------  -----------  ----------  ----------  -------  -------------  ----------
LARGE CAP GROWTH FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007      $ 8.63       $ 0.014         $1.206      $1.220     $    --      $--       $    --       $   --
2006        8.48        (0.013)         0.167       0.154      (0.004)      --        (0.004)          --
2005        7.39         0.022          1.076       1.098      (0.008)      --        (0.008)          --
2004        7.15        (0.031)         0.243       0.212          --       --            --        0.028
CLASS B SHARES
For the periods ended July 31,:
2008
2007      $ 8.13       $(0.040)        $1.140      $1.100     $    --      $--       $    --       $   --
2006        8.03        (0.064)        $0.164       0.100          --       --            --           --
2005        7.04        (0.027)         1.017       0.990          --       --            --           --
2004        6.86        (0.077)         0.231       0.154          --       --            --        0.026
CLASS C SHARES
For the periods ended July 31,:
2008
2007      $ 8.14       $(0.039)        $1.129      $1.090     $    --      $--       $    --       $   --
2006        8.04        (0.064)         0.164       0.100          --       --            --           --
2005        7.05        (0.027)         1.017       0.990          --       --            --           --
2004        6.87        (0.078)         0.227       0.149          --       --            --        0.031
LARGE CAP VALUE FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007      $13.70       $ 0.171         $1.485      $1.656     $(0.166)     $--       $(0.166)      $   --
2006       12.52         0.129          1.181       1.310      (0.131)      --        (0.131)       0.001
2005       10.43         0.103          2.090       2.193      (0.103)      --        (0.103)          --
2004        8.76         0.075          1.671       1.746      (0.076)      --        (0.076)          --
CLASS B SHARES
For the periods ended July 31,:
2008
2007      $13.50       $ 0.082         $1.458      $1.540     $(0.100)     $--       $(0.100)      $   --
2006       12.35         0.047          1.163       1.210      (0.060)      --        (0.060)          --
2005       10.31         0.029          2.052       2.081      (0.041)      --        (0.041)          --
2004        8.67         0.010          1.653       1.663      (0.023)      --        (0.023)          --
CLASS C SHARES
For the periods ended July 31,:
2008
2007      $13.47       $ 0.079         $1.452      $1.531     $(0.101)     $--       $(0.101)      $   --
2006       12.32         0.046          1.166       1.212      (0.062)      --        (0.062)          --
2005       10.28         0.027          2.057       2.084      (0.044)      --        (0.044)          --
2004        8.65         0.010          1.649       1.659      (0.029)      --        (0.029)          --

                                                         Ratio
                                                      of Expenses
                                                       to Average
                                                       Net Assets     Ratio of
            Net                  Net                   Excluding        Net
           Asset               Assets,      Ratio     Fee Waivers    Investment
           Value,                End     of Expenses      and      Income (Loss)  Portfolio
            End       Total   of Period   to Average   Reduction     to Average    Turnover
         of Period  Return**    (000)     Net Assets  of Expenses    Net Assets      Rate
         ---------  --------  ---------  -----------  -----------  -------------  ---------
LARGE CAP GROWTH FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007       $ 9.85     14.14%   $ 14,284     1.19%        1.34%         0.15%         88%
2006         8.63      1.81      15,809     1.14         1.32         (0.15)         68
2005         8.48     14.86      17,377     1.19         1.41          0.29          73
2004         7.39      3.36      18,845     1.19         1.38         (0.40)         93
CLASS B SHARES
For the periods ended July 31,:
2008
2007       $ 9.23     13.53%   $  5,835     1.79%        1.84%        (0.45)%        88%
2006         8.13      1.25       7,519     1.76         1.83         (0.77)         68
2005         8.03     14.06       9,259     1.84         1.91         (0.37)         73
2004         7.04      2.62      10,003     1.84         1.88         (1.05)         93
CLASS C SHARES
For the periods ended July 31,:
2008
2007       $ 9.23     13.39%   $  1,097     1.79%        1.84%        (0.44)%        88%
2006         8.14      1.24       1,304     1.76         1.83         (0.77)         68
2005         8.04     14.04       1,422     1.84         1.91         (0.36)         73
2004         7.05      2.62       1,543     1.84         1.88         (1.05)         93
LARGE CAP VALUE FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007       $15.19     12.09%   $153,045     1.14%        1.33%         1.13%         84%
2006        13.70     10.52     134,433     1.17         1.32          0.98          81
2005        12.52     21.12      62,537     1.18         1.42          0.89          99
2004        10.43     19.98      33,442     1.18         1.37          0.75          86
CLASS B SHARES
For the periods ended July 31,:
2008
2007       $14.94     11.40%   $  2,502     1.74%        1.83%         0.55%         84%
2006        13.50      9.81       3,042     1.79         1.84          0.36          81
2005        12.35     20.22       3,996     1.83         1.92          0.26          99
2004        10.31     19.20       3,640     1.83         1.87          0.10          86
CLASS C SHARES
For the periods ended July 31,:
2008
2007       $14.90     11.36%   $  7,742     1.74%        1.83%         0.53%         84%
2006        13.47      9.86       5,927     1.79         1.84          0.36          81
2005        12.32     20.31       4,578     1.83         1.92          0.23          99
2004        10.28     19.20       1,769     1.85         1.90          0.10          86


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

* Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.

+    Per share amounts calculated using average shares method.

++   Represents a $0.0002 return of capital for tax purposes.

                                  PROSPECTUS 93



                       Investment Activities
                    ---------------------------
                                        Net
                                      Realized                  Dividends and
            Net                         and                     Distributions
           Asset                     Unrealized              -------------------    Total from
           Value,         Net       Gain (Loss)     Total        Net                Dividends
         Beginning    Investment         on         from     Investment  Capital       and       Redemption
         of Period  Income (Loss)+  Investments  Operations    Income     Gains   Distributions     Fees
         ---------  --------------  -----------  ----------  ----------  -------  -------------  ----------
SMALL CAP ADVANTAGE FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007(1)    $20.00      $ 0.021        $(1.201)    $(1.180)    $    --    $    --     $    --       $   --
CLASS C SHARES
For the periods ended July 31,:
2008
2007(1)    $20.00      $(0.031)       $(1.169)    $(1.200)    $    --    $    --     $    --       $   --
SMALL CAP VALUE FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007       $17.77      $ 0.167        $ 1.109     $ 1.276     $(0.133)   $(2.234)    $(2.367)      $0.001
2006        19.21        0.068         (0.145)     (0.077)     (0.054)    (1.309)     (1.363)          --
2005        15.82        0.033          4.403       4.436      (0.013)    (1.033)     (1.046)          --
2004        13.36       (0.005)         2.726       2.721      (0.058)    (0.203)     (0.261)          --
CLASS B SHARES
For the periods ended July 31,:
2008
2007       $17.01      $ 0.058        $ 1.052     $ 1.110     $(0.037)   $(2.234)    $(2.271)      $0.001
2006        18.51       (0.043)        (0.148)     (0.191)         --     (1.309)     (1.309)          --
2005        15.36       (0.074)         4.263       4.189      (0.006)    (1.033)     (1.039)          --
2004        13.03       (0.101)         2.658       2.557      (0.024)    (0.203)     (0.227)          --
CLASS C SHARES
For the periods ended July 31,:
2008
2007       $16.94      $ 0.052        $ 1.056     $ 1.108     $(0.055)   $(2.234)    $(2.289)      $0.001
2006        18.43       (0.044)        (0.137)     (0.181)         --     (1.309)     (1.309)          --
2005        15.31       (0.076)         4.235       4.159      (0.006)    (1.033)     (1.039)          --
2004        12.99       (0.111)         2.662       2.551      (0.028)    (0.203)     (0.231)          --

                                                         Ratio
                                                      of Expenses
                                                       to Average
                                                       Net Assets     Ratio of
            Net                  Net                   Excluding        Net
           Asset               Assets,      Ratio     Fee Waivers    Investment
           Value,                End     of Expenses      and      Income (Loss)  Portfolio
            End       Total   of Period   to Average   Reduction     to Average    Turnover
         of Period  Return**    (000)     Net Assets  of Expenses    Net Assets      Rate
         ---------  --------  ---------  -----------  -----------  -------------  ---------
SMALL CAP ADVANTAGE FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007(1)    $18.82    (5.90)%   $   117      1.56%*       2.02%*        0.24%*        26%
CLASS C SHARES
For the periods ended July 31,:
2008
2007(1)    $18.80    (6.00)%   $   131      2.17%*       2.62%*       (0.35)%*       26%
SMALL CAP VALUE FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007       $16.68     6.58%    $59,512      1.59%        1.73%         0.91%         46%
2006        17.77    (0.21)     64,484      1.57         1.74          0.37          35
2005        19.21    28.78      54,885      1.58         1.80          0.19          27
2004        15.82    20.43      36,155      1.57         1.75         (0.02)         20
CLASS B SHARES
For the periods ended July 31,:
2008
2007       $15.85     5.86%    $10,987      2.19%        2.23%         0.33%         46%
2006        17.01    (0.87)     13,145      2.18         2.24         (0.25)         35
2005        18.51    28.00      15,753      2.23         2.30         (0.45)         27
2004        15.36    19.68      14,079      2.22         2.25         (0.67)         20
CLASS C SHARES
For the periods ended July 31,:
2008
2007       $15.76     5.88%    $20,268      2.19%        2.23%         0.30%         46%
2006        16.94    (0.82)     18,990      2.18         2.24         (0.25)         35
2005        18.43    27.89      21,157      2.23         2.30         (0.46)         27
2004        15.31    19.70      11,926      2.26         2.30         (0.73)         20


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

*    Annualized.

** Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.

+    Per share amounts calculated using average shares method.

(1)  Commenced operations on March 1, 2007.

                                  94 PROSPECTUS


HIGHMARK FUNDS


                                                                  Dividends and
                         Investment Activities                    Distributions
                      ---------------------------              --------------------
                                          Net
                                        Realized
              Net                         and
             Asset                    Unrealized                                       Total from
             Value,        Net        Gain (Loss)     Total        Net                 Dividends
           Beginning    Investment        on          from     Investment   Capital       and       Redemption
           of Period  Income (Loss)+  Investments  Operations    Income      Gains   Distributions     Fees
           ---------  --------------  -----------  ----------  ----------  --------  -------------  ----------
VALUE MOMENTUM FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007         $23.22       $0.282        $ 3.373      $3.655     $(0.284)   $(2.421)     $(2.705)       $--
2006          24.04        0.255          1.780       2.035      (0.255)    (2.600)      (2.855)        --
2005          22.56        0.266          3.360       3.626      (0.284)    (1.862)      (2.146)        --
2004          20.71        0.221          2.890       3.111      (0.229)    (1.032)      (1.261)        --
CLASS B SHARES
For the periods ended July 31,:
2008
2007         $22.92       $0.136        $ 3.325      $3.461     $(0.170)   $(2.421)     $(2.591)       $--
2006          23.79        0.114          1.746       1.860      (0.130)    (2.600)      (2.730)        --
2005          22.35        0.114          3.340       3.454      (0.152)    (1.862)      (2.014)        --
2004          20.54        0.076          2.862       2.938      (0.096)    (1.032)      (1.128)        --
CLASS C SHARES
For the periods ended July 31,:
2008
2007         $22.86       $0.127        $ 3.330      $3.457     $(0.176)   $(2.421)     $(2.597)       $--
2006          23.74        0.110          1.742       1.852      (0.132)    (2.600)      (2.732)        --
2005          22.32        0.107          3.331       3.438      (0.156)    (1.862)      (2.018)        --
2004          20.51        0.077          2.862       2.939      (0.097)    (1.032)      (1.129)        --
BOND FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007         $10.22       $0.472        $ 0.044      $0.516     $(0.476    $    --      $(0.476)       $--
2006          10.63        0.463         (0.387)      0.076      (0.486)        --       (0.486)        --
2005          10.67        0.451         (0.013)      0.438      (0.478)        --       (0.478)        --
2004          10.68        0.459          0.015       0.474      (0.484)        --       (0.484)        --
CLASS B SHARES
For the periods ended July 31,:
2008
2007         $10.18       $0.400        $ 0.046      $0.446     $(0.406)   $    --      $(0.406)       $--
2006          10.59        0.389         (0.383)      0.006      (0.416)        --       (0.416)        --
2005          10.64        0.371         (0.020)      0.351      (0.401)        --       (0.401)        --
2004          10.65        0.379          0.015       0.394      (0.404)        --       (0.404)        --
CLASS C SHARES
For the periods ended July 31,:
2008
2007         $10.17       $0.425        $ 0.039      $0.464     $(0.434)   $    --      $(0.434)       $--
2006          10.57        0.423         (0.384)      0.039      (0.439)        --       (0.439)        --
2005          10.62        0.398         (0.018)      0.380      (0.430)        --       (0.430)        --
2004(1)       10.80        0.288         (0.158)      0.130      (0.310)        --       (0.310)        --

                                                       Ratio of
                                                      Expenses
                                                      to Average
                                                      Net Assets     Ratio of
             Net                Net                   Excluding        Net
            Asset             Assets,      Ratio     Fee Waivers    Investment
           Value,               End     of Expenses      and      Income (Loss)  Portfolio
           End of    Total   of Period   to Average   Reduction     to Average    Turnover
           Period  Return**    (000)     Net Assets  of Expenses    Net Assets      Rate
           ------  --------  ---------  -----------  -----------  -------------  ---------
VALUE MOMENTUM FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007       $24.17   16.08%    $31,773      1.19%        1.33%          1.15%        19%
2006        23.22    9.06      30,047      1.18         1.34           1.09         21
2005        24.04   16.64      28,799      1.18         1.38           1.15         18
2004        22.56   15.36      28,461      1.17         1.36           1.00         20
CLASS B SHARES
For the periods ended July 31,:
2008
2007       $23.79   15.38%    $ 6,772      1.79%        1.83%          0.56%        19%
2006        22.92    8.36       7,471      1.80         1.84           0.49         21
2005        23.79   15.95       9,396      1.83         1.88           0.50         18
2004        22.35   14.59       9,208      1.82         1.86           0.35         20
CLASS C SHARES
For the periods ended July 31,:
2008
2007       $23.72   15.40%    $ 2,061      1.79%        1.83%          0.53%        19%
2006        22.86    8.34       1,442      1.80         1.84           0.49         21
2005        23.74   15.90       1,204      1.84         1.88           0.47         18
2004        22.32   14.62         788      1.82         1.86           0.35         20
BOND FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007       $10.26    5.11%    $31,068      1.00%        1.24%          4.56%        16%
2006        10.22    0.75      35,511      0.99         1.24           4.45         20
2005        10.63    4.15      44,289      1.00         1.29           4.19         11
2004        10.67    4.47      47,039      1.00         1.26           4.24         45
CLASS B SHARES
For the periods ended July 31,:
2008
2007       $10.22    4.43%    $ 5,577      1.68%        1.74%          3.87%        16%
2006        10.18    0.06       6,926      1.69         1.74           3.75         20
2005        10.59    3.32       8,093      1.73         1.79           3.46         11
2004        10.64    3.71       9,603      1.73         1.76           3.51         45
CLASS C SHARES
For the periods ended July 31,:
2008
2007       $10.20    4.61%    $   102      1.43%        1.49%          4.13%        16%
2006        10.17    0.39          91      1.43         1.49           4.10         20
2005        10.57    3.61          37      1.48         1.55           3.73         11
2004(1)     10.62    1.21          13      1.53*        1.58*          3.99*        45


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

*    Annualized.

** Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.

+    Per share amounts calculated using average shares method.

(1)  Commenced operations on November 28, 2003.

                                  PROSPECTUS 95



                                                                  Dividends and
                         Investment Activities                    Distributions
                      ---------------------------              --------------------
                                          Net
                                        Realized
              Net                         and
             Asset                    Unrealized                                       Total from
             Value,        Net        Gain (Loss)     Total        Net                 Dividends
           Beginning    Investment        on          from     Investment   Capital       and       Redemption
           of Period  Income (Loss)+  Investments  Operations    Income      Gains   Distributions     Fees
           ---------  --------------  -----------  ----------  ----------  --------  -------------  ----------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007         $ 9.77       $0.334        $(0.045)     $0.289     $(0.343)   $(0.036)     $(0.379)        $--
2006          10.08        0.344         (0.207)      0.137      (0.347)    (0.100)      (0.447)         --
2005          10.28        0.354         (0.098)      0.256      (0.356)    (0.100)      (0.456)         --
2004          10.31        0.358         (0.004)      0.354      (0.364)    (0.020)      (0.384)         --
CLASS B SHARES
For the periods ended July 31,:
2008
2007         $ 9.76       $0.266        $(0.044)     $0.222     $(0.276)   $(0.036)     $(0.312)        $--
2006          10.08        0.272         (0.214)      0.058      (0.278)    (0.100)      (0.378)         --
2005          10.28        0.277         (0.096)      0.181      (0.281)    (0.100)      (0.381)         --
2004          10.31        0.280         (0.004)      0.276      (0.286)    (0.020)      (0.306)         --
CLASS C SHARES
For the periods ended July 31,:
2008
2007         $ 9.75       $0.289        $(0.046)     $0.243     $(0.297)   $(0.036)     $(0.333)        $--
2006          10.06        0.296         (0.206)      0.090      (0.300)    (0.100)      (0.400)         --
2005          10.27        0.302         (0.104)      0.198      (0.308)    (0.100)      (0.408)         --
2004(1)       10.50        0.209         (0.201)      0.008      (0.218)    (0.020)      (0.238)         --
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007         $10.92       $0.405        $(0.042)     $0.363     $(0.414)   $(0.039)     $(0.453)        $--
2006          11.25        0.414         (0.230)      0.184      (0.424)    (0.090)      (0.514)         --
2005          11.52        0.431         (0.182)      0.249      (0.431)    (0.088)      (0.519)         --
2004          11.61        0.444         (0.104)      0.340      (0.429)    (0.001)      (0.430)         --
SHORT TERM BOND FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007         $ 9.76       $0.365        $ 0.061      $0.426     $(0.376)   $    --      $(0.376)        $--
2006           9.84        0.319         (0.082)      0.237      (0.317)        --       (0.317)         --
2005(2)       10.00        0.214         (0.198)      0.016      (0.176)        --       (0.176)         --
CLASS C SHARES
For the periods ended July 31,:
2008
2007         $ 9.84       $0.334        $ 0.066      $0.400     $(0.330)   $    --      $(0.330)        $--
2006           9.92        0.277         (0.084)      0.193      (0.273)        --       (0.273)         --
2005(3)        9.95        0.163         (0.093)      0.070      (0.100)        --       (0.100)         --

                                                       Ratio of
                                                      Expenses
                                                      to Average
                                                      Net Assets     Ratio of
             Net                Net                   Excluding        Net
            Asset             Assets,      Ratio     Fee Waivers    Investment
           Value,               End     of Expenses      and      Income (Loss)  Portfolio
           End of    Total   of Period   to Average   Reduction     to Average    Turnover
           Period  Return**    (000)     Net Assets  of Expenses    Net Assets      Rate
           ------  --------  ---------  -----------  -----------  -------------  ---------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007       $ 9.68    3.00%    $27,500      0.74%        1.25%         3.42%          2%
2006         9.77    1.40      37,472      0.75         1.25          3.47           5
2005        10.08    2.50      54,030      0.75         1.32          3.44           6
2004        10.28    3.44      62,762      0.75         1.27          3.43           1
CLASS B SHARES
For the periods ended July 31,:
2008
2007       $ 9.67    2.29%    $ 4,326      1.44%        1.75%         2.72%          2%
2006         9.76    0.60       5,345      1.46         1.75          2.75           5
2005        10.08    1.75       6,357      1.50         1.81          2.69           6
2004        10.28    2.67       7,448      1.50         1.77          2.68           1
CLASS C SHARES
For the periods ended July 31,:
2008
2007       $ 9.66    2.52%    $   259      1.19%        1.50%         2.96%          2%
2006         9.75    0.93         540      1.22         1.50          3.00           5
2005        10.06    1.92         928      1.25         1.57          2.95           6
2004(1)     10.27    0.07         548      1.25*        1.53*         3.00*          1
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007       $10.83    3.37%    $ 3,159      0.53%        1.25%         3.70%          4%
2006        10.92    1.69       2,923      0.53         1.25          3.74           7
2005        11.25    2.17       3,719      0.53         1.32          3.76          14
2004        11.52    2.93       4,698      0.53         1.27          3.79           2
SHORT TERM BOND FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007       $ 9.81    4.43%    $   153      0.91%        1.16%         3.72%         33%
2006         9.76    2.46       1,113      0.90         1.21          3.26          27
2005(2)      9.84    0.17       1,439      0.91*        1.39*         2.93*          9
CLASS C SHARES
For the periods ended July 31,:
2008
2007       $ 9.91    4.12%    $ 1,608      1.36%        1.42%         3.37%         33%
2006         9.84    1.98       2,509      1.37         1.47          2.80          27
2005(3)      9.92    0.61          15      1.38*        1.57*         2.43*          9


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

*    Annualized.

** Total return does not reflect the any applicable charge. Total return is for the period indicated and has not been annualized.

+    Per share amounts calculated using average shares method.

(1)  Commenced operations on November 28, 2003.


(2)  Commenced operations on November 2, 2004.



(3)  Commenced operations on November 29, 2004.

                                  96 PROSPECTUS


HIGHMARK FUNDS


                                                                  Dividends and
                         Investment Activities                    Distributions
                      ---------------------------              --------------------
                                          Net
                                        Realized
              Net                         and
             Asset                    Unrealized                                       Total from
             Value,        Net        Gain (Loss)     Total        Net                 Dividends
           Beginning    Investment        on          from     Investment   Capital       and       Redemption
           of Period  Income (Loss)+  Investments  Operations    Income      Gains   Distributions     Fees
           ---------  --------------  -----------  ----------  ----------  --------  -------------  ----------
INCOME PLUS ALLOCATION FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007         $20.95       $ 0.544        $1.199      $1.743     $(0.548)   $(0.285)     $(0.833)       $--
2006          20.73         0.434         0.205       0.639      (0.407)    (0.012)      (0.419)        --
2005(1)       20.00         0.320         0.617       0.937      (0.207)        --       (0.207)        --
CLASS C SHARES
FOR THE PERIODS ENDED JULY 31,:
2008
2007         $20.85       $ 0.387        $1.193      $1.580     $(0.415)   $(0.285)     $(0.700)       $--
2006          20.66         0.308         0.183       0.491      (0.289)    (0.012)      (0.301)        --
2005(1)       20.00         0.230         0.591       0.821      (0.161)        --       (0.161)        --
Growth & Income Allocation Fund
CLASS A SHARES
FOR THE PERIODS ENDED JULY 31,:
2008
2007         $22.26       $ 0.412        $2.258      $2.670     $(0.502)   $(0.278)     $(0.780)       $--
2006          21.61         0.259         0.688       0.947      (0.240)    (0.057)      (0.297)        --
2005(1)       20.00         0.193         1.570       1.763      (0.153)        --       (0.153)        --
CLASS C SHARES
FOR THE PERIODS ENDED JULY 31,:
2008
2007         $22.18       $ 0.226        $2.261      $2.487     $(0.359)   $(0.278)     $(0.637)       $--
2006          21.55         0.103         0.688       0.791      (0.104)    (0.057)      (0.161)        --
2005(1)       20.00         0.052         1.587       1.639      (0.089)        --       (0.089)        --
Capital Growth Allocation Fund
CLASS A SHARES
For the periods ended July 31,:
2008
2007         $23.17       $ 0.262        $3.002      $3.264     $(0.395)   $(0.319)     $(0.714)       $--
2006          22.16         0.112         1.066       1.178      (0.090)    (0.078)      (0.168)        --
2005(1)       20.00         0.082         2.157       2.239      (0.079)        --       (0.079)        --
CLASS C SHARES
For the periods ended July 31,:
2008
2007         $22.97       $ 0.069        $2.989      $3.058     $(0.289)   $(0.319)     $(0.608)       $--
2006          22.07        (0.057)        1.063       1.006      (0.028)    (0.078)      (0.106)        --
2005(1)       20.00        (0.070)        2.185       2.115      (0.045)        --       (0.045)        --
DIVERSIFIED EQUITY ALLOCATION FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007(2)      $20.00       $ 0.042        $1.134      $1.176     $(0.236)   $    --       (0.236)       $--
CLASS C SHARES
For the periods ended July 31,:
2008
2007(2)      $20.00       $(0.119)       $1.200      $1.081     $(0.231)   $    --       (0.231)       $--

                                                        Ratio of
                                                        Expenses
                                                       to Average
                                                       Net Assets      Ratio of
             Net                Net                     Excluding        Net
            Asset             Assets,       Ratio      Fee Waivers    Investment
           Value,               End      of Expenses       and      Income (Loss)  Portfolio
           End of    Total   of Period   to Average     Reduction     to Average    Turnover
           Period  Return**    (000)     Net Assets#  of Expenses#    Net Assets      Rate
           ------  --------  ---------  ------------  ------------  -------------  ---------
INCOME PLUS ALLOCATION FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007       $21.86    8.40%    $ 5,459       0.62%         0.97%          2.49%        12%
2006        20.95    3.11       3,651       0.87          1.83           2.07         26
2005(1)     20.73    4.70       2,169       0.81*         5.30*          1.95*        94++
CLASS C SHARES
For the periods ended July 31,:
2008
2007       $21.73    7.63%    $ 3,775       1.32%         1.47%          1.78%        12%
2006        20.85    2.39       2,086       1.59          2.20           1.48         26
2005(1)     20.66    4.12         517       1.56*         5.40*          1.40*        94++
GROWTH & INCOME ALLOCATION FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007       $24.15   12.10%    $47,572       0.55%         0.93%          1.72%        13%
2006        22.26    4.41       31,42      60.81          1.45           1.17         13
2005(1)     21.61    8.84       10,15      80.79*         1.93*          1.15*        79++
CLASS C SHARES
For the periods ended July 31,:
2008
2007       $24.03   11.29%    $22,941       1.25%         1.43%          0.95%        13%
2006        22.18    3.68      11,752       1.52          1.96           0.47         13
2005(1)     21.55    8.21       4,580       1.54*         2.36*          0.31*        79++
CAPITAL GROWTH ALLOCATION FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007       $25.72   14.19%    $49,073      0.57%          0.93%          1.03%        16%
2006        23.17    5.33      30,900      0.82           1.45           0.49         12
2005(1)     22.16   11.21       8,957      0.82*          1.99*          0.48*        55++
CLASS C SHARES
For the periods ended July 31,:
2008
2007       $25.42   13.39%    $30,144      1.27%          1.43%          0.28%        16%
2006        22.97    4.56       16,71     81.53           1.95          (0.25)        12
2005(1)     22.07   10.58       4,574      1.56*          2.44*         (0.41)*       55++
DIVERSIFIED EQUITY ALLOCATION FUND
CLASS A SHARES
For the periods ended July 31,:
2008
2007(2)    $20.94    5.93%    $ 4,871      0.57%*         2.70%*         0.28%*       10%
CLASS C SHARES
For the periods ended July 31,:
2008
2007(2)    $20.85    5.45%    $ 1,986      1.29%*         2.93%*        (0.81)%*      10%


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

*    Annualized.

** Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.

+    Per share amounts calculated using average shares method.

++ Portfolio turnover includes the purchases and sales of the Diversified Money Market Fund. If these transactions were not included, portfolio turnovers would have been 4%, 7% and 8% for the Capital Growth Allocation Fund, the Growth & Income Allocation Fund and the Income Plus Allocation Fund, respectively.

#    Ratios do not include the expenses of the underlying funds.

(1)  Commenced operations on October 12, 2004.

(2)  Commenced operations on November 15, 2006.

                                  PROSPECTUS 97


OTHER INVESTMENT MATTERS

No Fund is a complete investment program. The investment objectives or goals of the Funds and the investment policies of the Funds can be changed without shareholder approval, except for the policies that are identified as "fundamental" in the SAI.

ALLOCATION OF INVESTMENTS OF THE ASSET ALLOCATION PORTFOLIOS


Each of the Asset Allocation Portfolios invests its assets primarily in other mutual funds of HighMark Funds and unaffiliated mutual funds, which in turn invest in the stocks and/or bonds of entities in different industries, economic sectors and geographic regions. A description of the investment strategies of all of the underlying mutual funds of HighMark Funds in which the Asset Allocation Portfolios invest except for HighMark Diversified Money Market Fund can be found in the individual Fund profiles set forth previously in this prospectus. A description of the investment strategies of the Diversified Money Market Fund can be found immediately following the table below. In addition, a description of the securities and techniques used by the underlying mutual funds of HighMark Funds in which the Asset Allocation Portfolios invest and the other Funds offered in this prospectus, as well as the main risks they pose, may be found below. For more information about the Diversified Money Market Fund see its prospectus. In addition to the fees and expenses of the Asset Allocation Portfolios, shareholders of the Asset Allocation Portfolios will, unless otherwise waived, indirectly bear the fees and expenses of the underlying mutual funds, including, but not limited to, advisory fees, custodian fees and expenses, transfer agency fees and expenses, shareholder servicing fees and administration fees and expenses. The Asset Allocation Portfolios may also invest in equity securities, fixed income securities, derivatives, cash, cash equivalents and exchange traded funds as permitted by Federal law.


The Asset Allocation Portfolios target to invest their assets in the underlying funds of HighMark Funds and other investments within the ranges set forth in the following table:


                                         PERCENTAGE OF ASSETS INVESTED IN FUND
                                         -------------------------------------
                                          GROWTH &      CAPITAL    DIVERSIFIED
                           INCOME PLUS     INCOME       GROWTH        EQUITY
                            ALLOCATION   ALLOCATION   ALLOCATION    ALLOCATION
FUND NAME                     FUND          FUND         FUND          FUND
---------                  -----------   ----------   ----------   -----------
Core Equity Fund              5-30%        10-50%       15-60%        20-50%
Fundamental Equity Fund       5-30%        10-50%       15-60%        20-50%
Large Cap Growth Fund         0-20%         0-25%        0-30%         0-40%
Large Cap Value Fund          0-20%         0-25%        0-30%         0-40%
Small Cap Advantage Fund      0-10%         0-15%        0-20%         0-20%
Small Cap Value Fund          0-10%         0-15%        0-20%         0-20%



                                         PERCENTAGE OF ASSETS INVESTED IN FUND
                                         -------------------------------------
                                          GROWTH &      CAPITAL    DIVERSIFIED
                           INCOME PLUS     INCOME       GROWTH        EQUITY
                            ALLOCATION   ALLOCATION   ALLOCATION    ALLOCATION
FUND NAME                      FUND         FUND         FUND          FUND
---------                  -----------   ----------   ----------   -----------
Value Momentum Fund            0-20%       10-30%       15-40%        10-50%
Bond Fund                     15-50%        5-40%        0-30%            0%
Short Term Bond Fund          15-50%        5-40%        0-30%          0-5%
Diversified Money Market
   Fund                        0-40%        0-30%        0-20%          0-5%
Cognitive Value Fund            0-5%        0-10%        0-10%         0-20%
Enhanced Growth Fund            0-5%        0-10%        0-10%         0-10%
International
   Opportunities Fund          0-10%        0-20%        0-25%         0-30%
Non-Affiliated Funds           0-10%        0-10%        0-10%         0-10%
Other Investments              0-15%        0-15%        0-15%         0-15%



INVESTMENT STRATEGIES OF HIGHMARK DIVERSIFIED MONEY MARKET FUND. HighMark Diversified Money Market Fund seeks to generate current income with liquidity and stability of principal. To pursue this goal, the Fund invests primarily in high-quality, short-term debt securities. "High-quality" securities are those that at least one nationally recognized rating agency such as Standard & Poor's has judged financially strong enough to be included in its highest credit-quality category for short-term securities. The Fund may also invest in non-rated securities if the portfolio managers believe they are of comparably high quality. In choosing investments for the Fund, the portfolio managers consider several factors, including (1) the outlook for interest rates, (2) buying and selling activity in the high-quality, short-term securities market as a whole and/or individual securities, (3) current imbalances in the supply of high-quality, short-term securities relative to demand, and (4) the appropriateness of particular securities to the Fund's objectives. To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio maturity of 90 days or less. In addition, each individual security in the portfolio will have an effective maturity of no more than 397 days. Although the portfolio managers strive to ensure that the Fund is diversified, from time to time they may concentrate the Fund's assets in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks, to the extent permitted under applicable SEC guidelines, if they believe it is in the best interest of the Fund's shareholders.

                                  98 PROSPECTUS


HIGHMARK FUNDS

The Funds and HighMark Diversified Money Market Fund invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds and the Diversified Money Market Fund use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about the securities in which the Funds and the Diversified Money Market Fund may invest.


FUND NAME                                                              FUND CODE
---------                                                              ---------
Balanced Fund                                                               1
Cognitive Value Fund                                                        2
Core Equity Fund                                                            3
Enhanced Growth Fund                                                        4
Fundamental Equity Fund                                                     5
International Opportunities Fund                                            6
Large Cap Growth Fund                                                       7
Large Cap Value Fund                                                        8
Small Cap Advantage Fund                                                    9
Small Cap Value Fund                                                       10
Value Momentum Fund                                                        11
Bond Fund                                                                  12
California Intermediate Tax-Free Bond Fund                                 13
National Intermediate Tax-Free Bond Fund                                   14
Short Term Bond Fund                                                       15
Income Plus Allocation Fund                                                16
Growth & Income Allocation Fund                                            17
Capital Growth Allocation Fund                                             18
Diversified Equity Allocation Fund                                         19
Diversified Money Market Fund                                              20

                                  PROSPECTUS 99



INSTRUMENT                                                                FUND CODE               RISK TYPE
-------------------------------------------------------------------   -----------------   ------------------------
ADJUSTABLE RATE MORTGAGE LOANS (ARMSS): Loans in a mortgage pool      1, 12, 15-19        Prepayment
which provide for a fixed initial mortgage interest rate for a                            Market
specified period of time, after which the rate may be subject to                          Credit
periodic adjustments.                                                                     Regulatory

AMERICAN DEPOSITORY RECEIPTS (ADRS): ADRs are foreign Shares of a     1-11, 16-19         Market
company held by a U.S. bank that issues a receipt evidencing                              Political
ownership. ADRs pay dividends in U.S. dollars.                                            Foreign
                                                                                          Investment

ASSET-BACKED SECURITIES: Securities backed by company receivables,    1, 12-20            Prepayment
home equity loans, truck and auto loans, leases, credit card                              Market
receivables and other securities backed by other types of                                 Credit
receivables or assets.                                                                    Regulatory

BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and   1-12, 15-20         Credit
accepted by a commercial bank. They generally have maturities of                          Liquidity
six months or less.                                                                       Market

BONDS: Interest-bearing or discounted government or corporate         1-20                Market
securities that obligate the issuer to pay the bondholder a                               Credit
specified sum of money, usually at specific intervals, and to repay                       Prepayment/Call
the principal amount of the loan at maturity.

CALL AND PUT OPTIONS: A call option gives the buyer the right to      1-19                Management
buy, and obligates the seller of the option to sell, a security at                        Liquidity
a specified price. A put option gives the buyer the right to sell,                        Credit
and obligates the seller of the option to buy, a security at a                            Market
specified price.                                                                          Leverage

CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated         1-12, 15-20         Market
maturity.                                                                                 Credit
                                                                                          Liquidity

COMMERCIAL PAPER: Secured and unsecured short-term promissory notes   1-20                Credit
issued by corporations and other entities. Their maturities                               Liquidity
generally vary from a few days to nine months.                                            Market

COMMON STOCK: Shares of ownership of a company.                       1-11, 16-19         Market

CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to      1-11, 16-19         Market
common stock.                                                                             Credit

DEMAND NOTES: Securities that are subject to puts and standby         1-20                Market
commitments to purchase the securities at a fixed price (usually                          Liquidity
with accrued interest) within a fixed period of time following                            Management
demand by a fund.

DERIVATIVES: Instruments whose value is derived from an underlying    1-20                Management
contract, index or security, or any combination thereof, including                        Market
futures, options (e.g. puts and calls), options on futures, swap                          Credit
agreements and some mortgage-backed securities.                                           Liquidity
                                                                                          Leverage
                                                                                          Prepayment/Call
                                                                                          Hedging

                                 100 PROSPECTUS


HIGHMARK FUNDS


INSTRUMENT                                                                FUND CODE               RISK TYPE
-------------------------------------------------------------------   -----------------   ------------------------
EXCHANGE TRADED FUNDS: Exchange traded funds ("ETFs") are hybrid      1-11, 16-19         Market
investment companies that are registered as open-end investment companies or unit investment trusts ("UITs") but possess some characteristics of closed-end funds. ETFs typically hold a
portfolio of common stocks designed to track the price performance and dividend yield of a particular index. Common examples of ETFs include S&P Depositary Receipts ("SPDRs"), NASDAQ-100 Index
Tracking Stock and iShares, which may be obtained from the UIT or investment company issuing the securities or purchased in the secondary market. ETF shares traded in the secondary market may be purchased and sold at market prices in transactions on an exchange.
By investing in an ETF, a fund will indirectly bear its
proportionate share of any expenses paid by the ETF in addition to the expenses of the fund.

FOREIGN SECURITIES: Stocks issued by foreign companies including      1-12, 15-20         Market
American Depositary Receipts (ADRs) and Global Depository Receipts                        Political
(GDRs), as well as commercial paper of foreign issuers and                                Foreign Investment
obligations of foreign governments, companies, banks, overseas                            Liquidity
branches of U.S. banks or supranational entities.                                         Emerging Market
                                                                                          Call

FORWARD FOREIGN CURRENCY CONTRACTS, INCLUDING FORWARD FOREIGN         1, 3, 5-12, 15-19   Management
CURRENCY CROSS HEDGES: An obligation to purchase or sell a specific                       Liquidity
amount of a currency at a fixed future date and price set by the                          Credit
parties involved at the time the contract is negotiated.                                  Market
                                                                                          Political
                                                                                          Leverage
                                                                                          Foreign Investment

FUTURES AND RELATED OPTIONS: A contract providing for the future      1-19                Management
sale and purchase of a specific amount of a specific security,                            Market
class of securities, or index at a specified time in the future and                       Credit
at a specified price.                                                                     Liquidity
                                                                                          Leverage

HIGH-YIELD/HIGH-RISK BONDS: Bonds rated below investment grade by     1-19                Credit
the primary rating agencies (e.g., BB or lower by S&P and Ba or                           Market
lower by Moody's). These securities are considered speculative and                        Liquidity
involve greater risk of loss than investment grade bonds. Also called "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

ILLIQUID SECURITIES: Securities that ordinarily cannot be sold        1-20                Liquidity
within seven business days at the value the fund has estimated for                        Market
them. Each Fund may invest up to 15% of its net assets in illiquid securities.

                                 PROSPECTUS 101



INSTRUMENT                                                                FUND CODE               RISK TYPE
-------------------------------------------------------------------   -----------------   ------------------------
INITIAL PUBLIC OFFERINGS: Initial public offerings ("IPOs") are       1-11                Market
offerings of securities registered under the Securities Act of                            Liquidity
1933, the issuer of which, immediately before registration, was not                       New Public Company Risk
subject to the reporting requirements of Section 13 or Section                            Small-Company Stock Risk
15(d) of the Securities Exchange Act of 1934. The volume of IPOs                          Microcap Company Risk
and the levels at which newly issued stocks trade in the secondary market are affected by the performance of the stock market as a whole. When an IPO is brought to the market, availability may be limited and a fund may not be able to buy any shares at the
offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations.
Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods.

INVESTMENT COMPANY SECURITIES: Shares of registered investment        1-20                Market
companies. These may include HighMark Money Market Funds and other registered investment companies for which HighMark, its
sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor. As a shareholder of an investment company, a fund will indirectly bear investment
management fees of that investment company, which are in addition to the management fees the fund pays its own adviser.

INVESTMENT GRADE SECURITIES: Securities rated BBB or higher by        1-20                Market
S & P; Baa or better by Moody's; similarly rated by other                                   Credit
nationally recognized rating organizations; or, if not rated,                             Prepayment/Call
determined to be of comparably high quality by a funds' adviser.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar-denominated   1-20                Market
debt securities with remaining maturities of one year or less.                            Credit
These may include short-term U.S. government obligations,
commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government
securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

MORTGAGE-BACKED SECURITIES: Bonds backed by real estate loans and     1, 12-20            Prepayment
pools of loans. These include collateralized mortgage obligations                         Market
(CMOs) and real estate mortgage investment conduits (REMICs).                             Credit
                                                                                          Regulatory

                           102 PROSPECTUS


HIGHMARK FUNDS


INSTRUMENT                                                                FUND CODE               RISK TYPE
-------------------------------------------------------------------   -----------------   ------------------------
MUNICIPAL FORWARDS: Forward commitments to purchase tax-exempt        13, 14, 16-19       Market
bonds with a specific coupon to be delivered by an issuer at a                            Leverage
future date (typically more than 45 days but less than one year).                         Liquidity
Municipal forwards are normally used as a refunding mechanism for                         Credit
bonds that may be redeemed only on a designated future date. Any
Fund that makes use of municipal forwards will maintain liquid, high-grade securities in a segregated account in an amount at least equal to the purchase price of the municipal forward.

MUNICIPAL SECURITIES: Securities issued by a state or political       13, 14, 16-20       Market
subdivision to obtain funds for various public purposes. Municipal                        Credit
securities may include revenue bonds, certificates of                                     Political
participation, both taxable and tax exempt private activity bonds                         Tax
and industrial development bonds, as well as general obligation                           Regulatory
bonds, tax anticipation notes, bond anticipation notes, revenue                           Prepayment/Call
anticipation notes, project notes, other short-term obligations such as municipal leases, and obligations of municipal housing authorities (single family revenue bonds).

There are two general types of municipal bonds: GENERAL- OBLIGATION
BONDS, which are secured by the taxing power of the issuer (and, in California, have the approval of voters) and REVENUE BONDS, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues, which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.

OBLIGATIONS OF SUPRANATIONAL AGENCIES: Securities issued by           1-19                Credit
supranational agencies that are chartered to promote economic                             Foreign Investment
development and are supported by various governments and government                       Prepayment/Call
agencies.

PARTICIPATION INTERESTS: Interests in municipal securities from       1, 13, 14, 16-19    Market
financial institutions such as commercial and investment banks,                           Liquidity
savings and loan associations and insurance companies. These                              Credit
interests are usually structured as some form of indirect ownership                       Tax
that allows a fund to treat the income from the investment as exempt from federal income tax. A fund invests in these interests to obtain credit enhancement on demand features that would be available through direct ownership of the underlying municipal securities.

PREFERRED STOCKS: Equity securities that generally pay dividends at   1-11, 16-19         Market
a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.

                           PROSPECTUS 103



INSTRUMENT                                                                FUND CODE               RISK TYPE
-------------------------------------------------------------------   -----------------   ------------------------
REAL ESTATE INVESTMENT TRUSTS: Real estate investment trusts          1-11, 16-19         Market
("REITs") are pooled investment vehicles that invest primarily in                         Credit
income-producing real estate or real estate related loans or                              Prepayment/Call
interests. The real estate properties in which REITs invest
typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. The yields available from investments in REITs depend on the amount of income and capital appreciation generated by the related properties. By investing in a REIT, a fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the fund.

REPURCHASE AGREEMENTS: The purchase of a security and the             1-20                Market
simultaneous commitment to return the security to the seller at an                        Leverage
agreed upon price on an agreed upon date. This is treated as a loan                       Counterparty
by a fund.

RESTRICTED SECURITIES: Securities not registered under the            1-20                Liquidity
Securities Act of 1933, such as privately placed commercial paper                         Market
and Rule 144A securities.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the         1-20                Market
simultaneous commitment to buy the security back at an agreed upon                        Leverage
price on an agreed upon date. This is treated as a borrowing by a                         Counterparty
fund and may have a leveraging effect.

SECURITIES LENDING: The lending of up to 33 1/3% of a fund's total    1-20                Market
assets. In return a fund will receive cash, other securities and/or                       Leverage
letters of credit.                                                                        Liquidity
                                                                                          Credit

SWAP AGREEMENTS: A transaction where one security or characteristic   1-19                Management
of a security is swapped for another. An example is when one party                        Market
trades newly issued stock for existing bonds with another party.                          Credit
                                                                                          Liquidity
                                                                                          Leverage

TAX-EXEMPT COMMERCIAL PAPER: Commercial paper issued by governments   13, 14, 16-19       Credit
and political sub-divisions.                                                              Liquidity
                                                                                          Market
                                                                                          Tax

TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange   1-12, 15-20         Liquidity
for a deposit of money.                                                                   Credit
                                                                                          Market

TREASURY INFLATION PROTECTED SECURITIES: Treasury inflation           1-12, 15-19         Market
protected securities ("TIPS") are fixed income securities issued by                       Interest Rate
the U.S. Treasury whose principal value is periodically adjusted according to the rate of inflation. TIPS have varying maturities and pay interest on a semi-annual basis, equal to a fixed
percentage of the inflation-adjusted principal amount. The interest rate on these securities is fixed at issuance, but over the life of the securities, this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

                           104 PROSPECTUS


HIGHMARK FUNDS


INSTRUMENT                                                                FUND CODE               RISK TYPE
-------------------------------------------------------------------   -----------------   ------------------------
TREASURY RECEIPTS: Treasury receipts, Treasury investment growth      1-20                Market
receipts and certificates of accrual of Treasury securities.

UNIT INVESTMENT TRUSTS: A type of investment vehicle, registered      1-12, 15-19         Market
with the Securities and Exchange Commission under the Investment
Company Act of 1940, that purchases a fixed portfolio of
income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities or preferred stock.
Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies      1-20                Market
and instrumentalities of the U.S. government. These include Ginnie                        Credit
Mae, Fannie Mae and Freddie Mac.                                                          Call

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately traded     1-20                Market
registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AMOUNT MASTER DEMAND NOTES: Unsecured demand notes that      16-20               Credit
permit the indebtedness to vary and provide for periodic
adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending
arrangements between HighMark Funds and the issuer, they are not normally traded. Although there is no secondary market in these notes, a fund may demand payment of principal and accrued interest at specified intervals.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest     1-20                Credit
rates that are reset daily, weekly, quarterly or on some other                            Liquidity
schedule. Such instruments may be payable to a fund on demand.                            Market

WARRANTS: Securities that give the holder the right to buy a          1-11, 16-19         Market
proportionate amount of common stock at a specified price. Warrants                       Credit
are typically issued with preferred stock and bonds.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: A purchase of, or     1-20                Market
contract to purchase, securities at a fixed price for delivery at a                       Credit
future date.                                                                              Leverage
                                                                                          Liquidity

YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S. dollar denominated    1, 12-20            Market
bonds issued by foreign corporations or governments. Sovereign                            Credit
bonds are those issued by the government of a foreign country.                            Call
Supranational bonds are those issued by supranational entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of debt that      1-20                Credit
pay no interest, but are issued at a discount from their value at                         Market
maturity. When held to maturity, their entire return equals the                           Zero Coupon
difference between their issue price and their maturity value.

                                 PROSPECTUS 105


OTHER RISKS


Fiduciary shares of the Cognitive Value Fund, Core Equity Fund, Enhanced Growth Fund, Fundamental Equity Fund, International Opportunities Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Advantage Fund, Small Cap Value Fund, Value Momentum Fund, Bond Fund, Short Term Bond Fund and Diversified Money Market Fund (collectively the "Underlying Funds") are offered to the Asset Allocation Portfolios. The Asset Allocation Portfolios, individually or collectively, may own significant amounts of shares of each Underlying Fund from time to time. The Asset Allocation Portfolios typically use asset allocation strategies pursuant to which they frequently may increase or decrease the amount of shares of any of the Underlying Funds they own, which could occur daily in volatile market conditions. Depending on a number of factors, including the cash flows into and out of an Underlying Fund as a result of the activity of other investors, an Underlying Fund's asset levels and an Underlying Fund's then-current liquidity, purchases and sales by an Asset Allocation Portfolio could require the Underlying Funds to purchase or sell portfolio securities, increasing the Underlying Funds' transaction costs and possibly reducing the Underlying Funds' performance.


Since it is expected that substantially all of the shareholders of the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund will be investment advisory clients of such Funds' sub-adviser, until these Funds attract significant assets that are not attributable to clients of the sub-adviser, the total assets of the Funds may fluctuate significantly whenever the sub-adviser increases or decreases its clients' allocation to the Funds. This fluctuation could increase the Funds' transaction costs and possibly increase their expense ratios and reduce their performance.

GLOSSARY OF INVESTMENT RISKS


This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are The Main Risks of Investing In This Fund?" in each Fund's profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments are more susceptible to these risks than others.



COUNTERPARTY RISK. The risk that the counterparty to a repurchase agreement or reverse repurchase agreement may not fulfill its obligation under the repurchase agreement or reverse repurchase agreement. A fund's income and the value of the fund's investments could decline as a result.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.


EMERGING MARKET RISK. To the extent that a fund does invest in emerging markets to enhance overall returns, it may face higher political, foreign investment, and market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. See also FOREIGN INVESTMENT RISK below.



EXCHANGE-TRADED FUNDS RISK. Exchange-traded funds charge their own fees and expenses; thus, shareholders of the Funds may bear extra costs, such as duplicative management fees, brokerage commissions and related charges.


FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.


HEDGING RISK. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund's hedging transactions will be effective.



INDUSTRY/SECTOR RISK. The risk involved with excessive exposure to any one industry or sector. A fund may have a heavy weighting in one or more industries or sectors, such as the technology sector or industries or sectors with low price-to-book and price-to-earnings ratios.

                                 106 PROSPECTUS


HIGHMARK FUNDS


INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a fund will make it more sensitive to interest rate risk.



INVESTMENT STYLE RISK. The risk that the particular type of investment on which a fund focuses (such as small-cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a fund that focuses on that market segment to underperform those that favor other kinds of securities.



LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.



LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.



MANAGEMENT RISK. The risk that a strategy used by a fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.



MARKET RISK. The risk that a security's market value may decline, especially rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.


MICROCAP COMPANY RISK. The risk involved in investing in companies with micro capitalizations. The risk associated with investing in microcap companies involves greater risk than investing in small, medium or large capitalization companies because the stocks of microcap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, microcap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.

NEW PUBLIC COMPANY RISK. The risks associated with investing in new public companies. These risks include small size, limited financial resources and operating history, dependence on a limited number of products and markets, and lack of management depth.

NON-DIVERSIFICATION RISK. The risk that, as a "non-diversified" fund under the Investment Company Act of 1940, each of the Enhanced Growth Fund, the Cognitive Value Fund and the International Opportunities Fund may hold more concentrated positions in individual issuers than diversified mutual funds, and thereby have greater exposure to risks associated with an individual issuer.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.


PREPAYMENT & CALL RISK. The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.


Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

                                 PROSPECTUS 107


TAX RISK. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

                                 108 PROSPECTUS


HIGHMARK FUNDS

NOTES

HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER & ADMINISTRATOR
HIGHMARK CAPITAL MANAGEMENT, INC.
350 California Street
San Francisco, CA 94104

SUB-ADVISER (SMALL CAP VALUE FUND)
LSV ASSET MANAGEMENT
One North Wacker Drive, 40th Floor
Chicago, IL 60606

SUB-ADVISER (LARGE CAP VALUE FUND)
ARONSON+JOHNSON+ORTIZ, L.P.
230 South Broad Street, 20th Floor
Philadelphia, PA 19102

SUB-ADVISER (COGNITIVE VALUE FUND, ENHANCED
GROWTH FUND AND INTERNATIONAL OPPORTUNITIES FUND)
BAILARD, INC.
950 Tower Lane, Suite 1900
Foster City, CA 94404

CUSTODIAN
UNION BANK OF CALIFORNIA, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR
PFPC DISTRIBUTORS, INC.
760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL
ROPES & GRAY LLP
One Embarcadero Center, Suite 2200
San Francisco, CA 94111

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM




TRANSFER AGENT
STATE STREET BANK AND TRUST COMPANY
PO Box 8416
Boston, MA 02266

HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the HighMark Funds' performance during the last year.

To obtain the SAI, the Annual or Semi-Annual Reports free of charge, or for more information:

BY TELEPHONE: call 1-800-433-6884


BY MAIL: write to us at
         HighMark Funds
         c/o PNC Global Investment Servicing (U.S.) Inc.
         760 Moore Road
         King of Prussia, PA 19406


BY INTERNET: www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI, Annual and Semi-Annual Reports, and other information about the HighMark Funds from the SEC Website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

HighMark Funds' Investment Company Act registration number is 811-05059.

                                   (GRAPHIC)

(HIGHMARK(R) FUNDS LOGO)

445 South Figueroa Street - Suite 306 - Los Angeles - California - 90071

www.highmarkfunds.com


                                                                 HMK-PS-016-0600



                                                                 84823-B (12/08)

                              HIGHMARK
                 The smarter approach to investing.

COGNITIVE VALUE FUND
ENHANCED GROWTH FUND
INTERNATIONAL OPPORTUNITIES FUND                                  CLASS M SHARES

PROSPECTUS

                                    (GRAPHIC)

(HIGHMARK(R) FUNDS LOGO)


The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful. As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of Union Bank of California, N.A., its affiliates or any bank. It is not insured by the FDIC or any other government agency.

                                  PROSPECTUS 1


HOW TO READ THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios. The funds have various investment goals and strategies. This prospectus gives you important information about the Class M Shares of HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark International Opportunities Fund (the "Funds") that you should know before investing. The Funds also offer additional classes of Shares called Class A, Class C and Fiduciary Shares, which are offered in separate prospectuses.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Funds.


INDIVIDUAL HIGHMARK FUND PROFILES
Cognitive Value Fund .....................................................
Enhanced Growth Fund .....................................................
International Opportunities Fund .........................................

SHAREOWNER GUIDE -- HOW TO INVEST IN THE HIGHMARK FUNDS
Choosing a Share Class ...................................................
Payments to Financial Firms ..............................................
Opening an Account .......................................................
Buying Shares ............................................................
Selling Shares ...........................................................
Exchanging Shares ........................................................
Transaction Policies .....................................................
Dividends and Distributions ..............................................
Taxes ....................................................................
Investor Services ........................................................

MORE ABOUT THE HIGHMARK FUNDS
Investment Management ....................................................
Financial Highlights .....................................................
Other Investment Matters .................................................
Glossary of Investment Risks .............................................



FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS


INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.


Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.


The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her method of investment selection, may cause a Fund to underperform other funds with similar objectives.


Union Bank of California, N.A., is the parent company of HighMark Capital Management, Inc., the investment adviser of the Funds.


&    FUND SUMMARY

"    INVESTMENT STRATEGY

!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

@    PERFORMANCE INFORMATION

?    DID YOU KNOW?

#    FUND INFORMATION

$    FEES AND EXPENSES

                                  2 PROSPECTUS



HIGHMARK EQUITY FUNDS


COGNITIVE VALUE FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek long-term capital appreciation
INVESTMENT FOCUS                Common stocks of small U.S. companies
PRINCIPAL INVESTMENT STRATEGY   Seeks undervalued small company stocks
SHARE PRICE VOLATILITY          Moderate to High
INVESTOR PROFILE                Risk-tolerant investors seeking high long-term
                                returns

"    INVESTMENT STRATEGY

HighMark Cognitive Value Fund seeks long-term capital appreciation. To pursue this goal, the Fund will, under normal market conditions, invest its assets primarily in common and preferred stocks of small capitalization value companies similar to those found in the S&P SmallCap 600/Citigroup Value Index and, to a lesser extent, in common and preferred stocks of microcap companies whose market capitalization is less than the minimum market capitalization of companies included in the S&P SmallCap 600/Citigroup Value Index. The Fund's sub-adviser seeks to add value to the Fund's portfolio through stock selection while maintaining an appropriate risk profile generally relative to the S&P SmallCap 600/Citigroup Value Index. The sub-adviser uses both quantitative and qualitative techniques to identify stocks it believes are currently undervalued by the market. Criteria that the sub-adviser may consider in determining stock selection include: low relative valuation, earnings purity, earnings predictability, earnings estimate revision, high profile negative news, market volatility and aberrant price movement. Since these factors have a varying influence on the performance of stock prices, the sub-adviser evaluates the relative importance of each factor on a regular basis to determine the attractiveness of a particular security. The sub-adviser may also consider market indices and its own estimates of competitor portfolio weightings in managing the Fund's investment portfolio.

As part of the portfolio management of the Fund, the sub-adviser employs Behavioral Finance techniques in an attempt to capitalize on investors' behavioral biases and mental errors that can result in securities being mispriced. Behavioral Finance is the study of why people do not always behave in an economically rational manner. Economic irrationality typically arises from investors maximizing personal benefit (not wealth), emotional investing, heuristic biases (or "rule of thumb" biases), and cognitive errors. The sub-adviser attempts to exploit investors' biases and errors that it believes to be recurring and predictable, and to minimize its own susceptibility to these same biases and errors.

An example of applying Behavioral Finance techniques to the Fund's investment process is when investors over-emphasize recent, vivid events. The term used to describe this error is Availability Bias. Investors often oversell stocks of companies that are faced with a highly publicized negative event, such as a product tampering recall, a lawsuit, or a government investigation. While news of this type is bad, it often has a smaller impact on a company's earnings than is initially feared. As time passes, if investors' initial worst fears do not materialize, the stock is likely to trade back into a more normal relationship to its earnings stream. The Fund attempts to exploit Availability Bias errors by comparing the stock of a company facing current negative publicity with others that have faced similar situations in the past. A worst-case scenario and likely corresponding stock price is projected and compared to the stock's current market price. If the comparison is favorable, the stock may be purchased.

The Fund may invest up to 25% of its assets in U.S. dollar-denominated stocks and bonds of foreign companies.

The Fund may also invest in the following:

- Hedging instruments, such as options, futures and certain other derivative instruments, to manage investment risk or to serve as a substitute for underlying securities positions.

- Exchange-traded funds, commonly called "ETFs," to provide liquidity and diversified exposure to the small cap value markets and sectors.


For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ___.

                                  PROSPECTUS 3


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

SMALL COMPANY RISK: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

MICROCAP COMPANY RISK: Investing in microcap companies involves greater risk than investing in small, medium or large capitalization companies because the stocks of microcap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, microcap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.

INVESTMENT STYLE RISK: The possibility that the kinds of securities on which this Fund focuses will underperform other types of investments or the market as a whole.

NON-DIVERSIFICATION RISK: The risk that, as a "non-diversified" fund under the Investment Company Act of 1940, the Fund may hold more concentrated positions in individual issuers than diversified mutual funds, and thereby have greater exposure to risks associated with an individual issuer.

FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

EXCHANGE-TRADED FUNDS RISK: Exchange-traded funds charge their own fees and expenses; thus, shareholders of the Fund may bear extra costs, such as duplicative management fees, brokerage commissions and related charges.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay on your investment.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Pursuant to an agreement and plan of reorganization between the Fund and Bailard Cognitive Value Fund (the "Predecessor Fund"), on April 3, 2006 the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class M Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Class M Shares of the Fund are the accounting successor of the Predecessor Fund. Information in this prospectus relating to the Fund for periods prior to the Reorganization, including the performance information shown below, is based on the performance of the Predecessor Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS M SHARES(1) FROM YEAR TO YEAR.*

                                  (BAR CHART)


2002   -16.04%
2003    39.87%
2004    16.66%
2005     5.78%
2006    22.15%
2007    -4.95%



BEST QUARTER   WORST QUARTER
------------   -------------
    21.25%          -24.05%
 (06/30/03)      (09/30/02)



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.



(1)  See footnote 1 on next page.


                                                                     (CONTINUED)

                                   4 PROSPECTUS



HIGHMARK EQUITY FUNDS


COGNITIVE VALUE FUND (CONTINUED)


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE S&P SMALLCAP 600/CITIGROUP VALUE INDEX.



                                                  SINCE
                            1 YEAR   5 YEARS   INCEPTION*
                            ------   -------   ----------
COGNITIVE VALUE FUND(1)
   Class M Shares
   Return Before Taxes      -4.95%    14.92%      8.91%
   Return After Taxes
   on Distributions         -7.56%    12.82%      7.39%
   Return After Taxes
   on Distributions and
   Sale of Fund Shares      -1.83%    12.49%      7.34%
S&P SMALLCAP 600/
CITIGROUP VALUE INDEX(3)
   (reflects no deduction
   for fees, expenses or
   taxes)                   -5.54%    15.66%      9.92%


(1) The performance shown includes the performance of shares of the Predecessor Fund. The Predecessor Fund was reorganized into the Fund on April 3, 2006.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


(3) The S&P SmallCap 600/Citigroup Value Index is an index that measures the performance of a selection of stocks from the S&P SmallCap 600 Index (which is composed of 600 U.S. stocks with market capitalizations of $300 million to $3 billion that meet certain investability and financial viability standards) that meet certain value criteria as determined by Standard & Poor's Corporation and Citigroup, Inc. on the basis of seven value and growth criteria. The Fund's sub-adviser does not currently use a single index internally to evaluate the performance of the Fund. Instead, a dynamic subset of Morningstar's universe of small cap stock mutual funds (as well as the S&P SmallCap 600/Citigroup Value Index) is used for performance comparison purposes.


*    Since 5/30/01.




#    FUND INFORMATION

CLASS       CUSIP     TICKER
-----     ---------   ------
Class M   431112416   HCLMX

? DID YOU KNOW?


VALUE STOCKS are those that the managers believe may be undervalued relative to their earnings, financial strength or other qualities.


The managers consider SMALL CAPITALIZATION COMPANIES to be those companies with market capitalizations within the range of those companies in the S&P SmallCap
600/Citigroup Value Index, although the Fund may invest in companies with market capitalizations that fall outside that range.

The managers consider MICROCAP STOCKS to be those issued by companies with market capitalizations equal to or smaller than the smallest 15% of those in the S&P SmallCap 600/Citigroup Value Index.

                                   PROSPECTUS 5


$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                      CLASS M
                                                                                       SHARES
                                                                                      -------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)        0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                  0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                     2.00%
Exchange Fee (as a percentage of amount redeemed, if applicable)*                       2.00%

ANNUAL FUND OPERATING EXPENSES


                                          CLASS M
                                           SHARES
                                          -------
Investment Advisory Fees                    0.75%
Distribution (12b-1) Fees                   0.00%
Other Expenses                               ___%
Acquired Fund Fees and Expenses+             ___%
                                            ----
   TOTAL ANNUAL FUND OPERATING EXPENSES++    ___%
Fee Waivers                                  ___%
   NET EXPENSES+++                           ___%


* Applicable to Class M Shares held 30 days or less. Does not include any wire transfer fees, if applicable.


+ The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2008.


++ The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.


+++ The Fund's Adviser has contractually agreed to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in Acquired Funds) for Class M Shares from exceeding ___% for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                 ------   -------   -------   --------
Class M Shares    $___      $___      $___      $___

                                  6 PROSPECTUS



HIGHMARK EQUITY FUNDS


ENHANCED GROWTH FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek long-term capital appreciation
INVESTMENT FOCUS                Common and preferred securities of companies located in the U.S. and abroad
PRINCIPAL INVESTMENT STRATEGY   Seeks companies with superior sales and earnings growth potential
SHARE PRICE VOLATILITY          High
INVESTOR PROFILE                Long-term investors seeking capital appreciation

"    INVESTMENT STRATEGY

HighMark Enhanced Growth Fund seeks long-term capital appreciation. To pursue this goal, the Fund will, under normal market conditions, invest its assets primarily in common and preferred securities that the sub-adviser believes have superior sales and earnings growth potential located in the U.S. and abroad. It is expected that, under normal market conditions, the Fund will invest in established companies in the semiconductor, semiconductor equipment, hardware, software, services, communications, and biotechnology sub sectors of the market, and in other industries as needed. The Fund may also invest up to 25% of its assets in U.S. dollar-denominated stocks and bonds of foreign companies.

Using a combination of qualitative and quantitative techniques, the Fund seeks to identify and invest in companies that offer superior sales and earnings growth prospects. The sub-adviser seeks to add value to the Fund's portfolio through stock selection while maintaining an appropriate risk profile generally relative to the NASDAQ 100. Valuation, earnings growth, revenue growth and earnings sustainability and predictability are the primary factors used in determining stock selection. Since these factors have a varying influence on the performance of stock prices, the sub-adviser evaluates the relative importance of each factor on a regular basis to determine the attractiveness of a particular security. The sub-adviser may also consider market indices and its own estimates of competitor portfolio weightings in managing the Fund's portfolio.

The Fund may also invest opportunistically in initial public offerings, also called IPOs, and in securities of new public companies that have had their IPO within the last six months. In choosing these companies, the sub-adviser will utilize both public and private information sources to identify attractive candidates. The Fund looks to invest in opportunities to penetrate new and existing markets specifically within the technology, biotechnology and other growth industries. In looking at particular companies, the sub-adviser evaluates the scope of business of a company and its competitive landscape, as well as its management team's experience.

The Fund may also invest in hedging instruments, such as options, futures and certain other derivative instruments, to manage investment risk or to serve as a substitute for underlying security positions.


For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ___.

                                  PROSPECTUS 7


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a general decline in the stock market. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the kinds of securities on which this Fund focuses will underperform other types of investments or the market as a whole.

INDUSTRY/SECTOR RISK: The risk associated with excessive exposure to any one industry or sector. Because the Fund's investment universe is currently mainly comprised of securities in the technology and healthcare sectors, the Fund has a heavy weighting in these sectors.

NEW PUBLIC COMPANY RISK: The risks associated with investing in new public companies. These risks include small size, limited financial resources and operating history, dependence on a limited number of products and markets, and lack of management depth.

NON-DIVERSIFICATION RISK: The risk that, as a "non-diversified" fund under the Investment Company Act of 1940, the Fund may hold more concentrated positions in individual issuers than diversified mutual funds, and thereby have greater exposure to risks associated with an individual issuer.

FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Pursuant to an agreement and plan of reorganization between the Fund and Bailard Enhanced Growth Fund (the "Predecessor Fund"), on April 3, 2006 the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class M Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Class M Shares of the Fund are the accounting successor of the Predecessor Fund. Information in this prospectus relating to the Fund for periods prior to the Reorganization, including the performance information shown below, is based on the performance of the Predecessor Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS M SHARES(1) FROM YEAR TO YEAR.*

                                  (BAR CHART)


2002   -35.51%
2003    46.36%
2004     9.19%
2005     0.90%
2006     2.89%
2007    15.77%



BEST QUARTER   WORST QUARTER
------------   -------------
     17.29%         -26.41%
 (12/31/02)      (06/30/02)



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.



(1)  See footnote 1 on next page.


#    FUND INFORMATION

CLASS       CUSIP      TICKER
-----     ---------   -------
Class M   431112366    HEGMX

                                                                     (CONTINUED)

                                  8 PROSPECTUS



HIGHMARK EQUITY FUNDS


ENHANCED GROWTH FUND (CONTINUED)


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE NASDAQ 100 INDEX.



                                                    SINCE
                               1 YEAR   5 YEARS   INCEPTION*
                               ------   -------   ----------
ENHANCED GROWTH FUND(1)
   Class M Shares(2)
   Return Before Taxes         15.77%    13.94%      1.19%
   Return After Taxes
      on Distributions         15.77%    13.87%      1.15%
   Return After Taxes
      on Distributions and
      Sale of Fund Shares      10.25%    12.21%      0.99%
NASDAQ 100 INDEX(3)(reflects
   no deduction for fees,
   expenses or taxes)          18.67%    16.20%      2.44%


(1) The performance shown includes the performance of shares of the Predecessor Fund. The Predecessor Fund was reorganized into the Fund on April 3, 2006.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) The NASDAQ 100 Index is a modified capitalization-weighted index that measures the performance of the 100 largest domestic and international non-financial stocks listed on the NASDAQ Stock Market. The Fund's sub-adviser does not currently use a single index internally to evaluate the performance of the Fund. Instead, a dynamic subset of Morningstar's universe of specialty technology mutual funds (as well as the NASDAQ 100 Index) is used for performance comparison purposes.

*    Since 5/30/01.

                                  PROSPECTUS 9


$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                      CLASS M
                                                                                      SHARES
                                                                                      -------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)      0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                      0%

ANNUAL FUND OPERATING EXPENSES


                                            CLASS M
                                            SHARES
                                            -------
Investment Advisory Fees                     0.75%
Distribution (12b-1) Fees                    0.00%
Other Expenses                                ___%
Acquired Fund Fees and Expenses+              ___%
                                             ----
   TOTAL ANNUAL FUND OPERATING EXPENSES++     ___%
Fee Waivers                                   ___%
   NET EXPENSES+++                            ___%


*    Does not include any wire transfer fees, if applicable.


+ The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2008.



++ The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.



+++ The Fund's Adviser has contractually agreed to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in Acquired Funds) for Class M Shares from exceeding ___% for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                 ------   -------   -------   --------
Class M Shares    $___      $___      $___      $___

                                  10 PROSPECTUS



HIGHMARK EQUITY FUNDS


INTERNATIONAL OPPORTUNITIES FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek long-term capital appreciation
INVESTMENT FOCUS                Common stocks of foreign companies
PRINCIPAL INVESTMENT STRATEGY   Top-down country and stock selection using a multifactor approach
SHARE PRICE VOLATILITY          Moderate to High
INVESTOR PROFILE                Long-term investors seeking capital appreciation

"    INVESTMENT STRATEGY

HighMark International Opportunities Fund seeks long-term capital appreciation. To pursue this goal, the Fund will, under normal market conditions, invest its assets primarily in the equity securities of issuers located in developed and, to a lesser extent, emerging market countries around the world. It will normally invest in established companies in Europe, the United Kingdom, Japan, Asia, Australia and Canada, among other areas. Under normal market conditions, the Fund's holdings will be spread across multiple industries and geographic regions.


The Fund employs a disciplined, quantitative approach that focuses first on country selection and then on stock selection within individual countries. A multifactor model is used to rank countries according to their characteristics, including various measures of value, growth, momentum, and risk. The relative weighting among these characteristics changes over time according to changes in the overall conditions across global markets. The Fund's sub-adviser systematically tracks these changes in overall conditions using various measures of monetary liquidity, sentiment, risk aversion, and risk premia. As conditions change, the model changes the relative weights of the selection factors that generate the rankings. The sub-adviser's stock selection models are based on the same principles, but instead of looking at global conditions to set the relative weights of selection factors, the models use local conditions. Because economies are not synchronized, different types of stocks will be preferred in different countries, according to local conditions, such as the stage of the business cycle. The sub-adviser generally overweights those countries and companies that appear to be the most attractive and underweights those countries and companies that appear to be the least attractive. The sub-adviser aims to remain broadly neutral with respect to sectors. In overweighting and underweighting, the sub-adviser may consider global market indices and its own estimates of competitor portfolio weightings.


In addition to the foregoing, the Fund may invest in:

- Equity securities, such as common and preferred stocks, of foreign issuers. The Fund may also invest in equity securities of U.S. companies. Ordinarily, the Fund will invest at least 65% of its assets in equity securities of companies from at least three countries other than the U.S.

- Hedging instruments, such as forward foreign currency contracts, including forward foreign currency cross hedges, options, futures and certain other derivative instruments, to manage investment risks or to serve as a substitute for underlying securities or currency positions.

- Exchange-traded funds, commonly called "ETFs," to provide diversified exposure to different international markets and sectors.

The Fund may engage in currency hedging to help protect its international stock investments from the risk of a strong U.S. dollar.


For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ___.

                                  PROSPECTUS 11


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock markets. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

INVESTMENT STYLE RISK: The possibility that the kinds of stocks on which this Fund focuses will underperform other types of investments or the market as a whole.

NON-DIVERSIFICATION RISK: The risk that, as a "non-diversified" fund under the Investment Company Act of 1940, the Fund may hold more concentrated positions in individual issuers than diversified mutual funds, and thereby have greater exposure to risks associated with an individual issuer.

EXCHANGE-TRADED FUNDS RISK: Exchange-traded funds charge their own fees and expenses; thus, shareholders of the Fund may bear extra costs, such as duplicative management fees, brokerage commissions and related charges.

If the Fund invests in securities with additional risks, its share-price volatility could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.


For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Pursuant to an agreement and plan of reorganization between the Fund and Bailard International Equity Fund (the "Predecessor Fund"), on April 3, 2006 the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class M Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Class M Shares of the Fund are the accounting successor of the Predecessor Fund. Information in this prospectus relating to the Fund for periods prior to the Reorganization, including the performance information shown below, is based on the performance of the Predecessor Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS M SHARES(1) FROM YEAR TO YEAR.*

                                   (BAR CHART)


1998    12.01%
1999    32.41%
2000   -19.23%
2001   -21.50%
2002   -12.71%
2003    43.85%
2004    19.70%
2005    20.68%
2006    27.25%
2007    18.71%



BEST QUARTER   WORST QUARTER
------------   -------------
   24.34%         -18.57%
 (12/31/99)      (09/30/98)



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.



(1)  See footnote 1 on next page.


#    FUND INFORMATION

CLASS       CUSIP     TICKER
-----     ---------   ------
Class M   431112499   HIOMX

                                                                     (CONTINUED)

                                  12 PROSPECTUS


HIGHMARK EQUITY FUNDS


INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07 TO THOSE OF THE MSCI ALL COUNTRY WORLD EX-U.S. INDEX.



                                                              SINCE
                             1 YEAR   5 YEARS   10 YEARS   INCEPTION*
                             ------   -------   --------   ----------
INTERNATIONAL
OPPORTUNITIES FUND(1)
   Class M Shares(2)
   Return Before Taxes       18.71%    25.71%     9.93%      9.47%
   Return After Taxes
      on Distributions       17.62%    24.57%     8.76%      7.10%
   Return After Taxes
      on Distributions and
      Sale of Fund Shares    13.19%    22.53%     8.22%      6.98%
MSCI ALL COUNTRY
WORLD EX-U.S.
INDEX(3) (reflects no
   deduction for fees,
   expenses or taxes)        17.12%    24.52%    10.09%        --**


(1) The performance shown includes the performance of shares of the Predecessor Fund. The Predecessor Fund was reorganized into the Fund on April 3, 2006.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) The MSCI All Country World ex-U.S. Index is an index that measures the performance of equities available to foreign investors in 47 developed and emerging market countries outside of the United States. The returns for this index are given in U.S. dollar terms, gross of withholding taxes on foreign income. The Fund's sub-adviser does not currently use a single index internally to evaluate the performance of the Fund. Instead, a dynamic subset of Morningstar's universe of large cap blended value/growth international stock mutual funds (as well as the MSCI All Country World ex-U.S. Index) is used for performance comparison purposes.

* Since 9/04/79. The performance figures have been restated to reflect the deduction of an advisory fee at an assumed 1% annual rate from inception to 9/30/93.

**   Index did not exist.

                                  PROSPECTUS 13


$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES


                                                  CLASS M
                                                   SHARES
                                                  -------
Maximum Sales Charge (Load) Imposed on Purchase
   (as a percentage of offering price)                0%
Maximum Deferred Sales Charge (Load) (as a
   percentage of net asset value)                     0%
Redemption Fee (as a percentage of amount
   redeemed, if applicable)*                       2.00%
Exchange Fee (as a percentage of amount
   redeemed, if applicable)*                       2.00%


ANNUAL FUND OPERATING EXPENSES


                                                  CLASS M
                                                   SHARES
                                                  -------
Investment Advisory Fees                           0.95%
Distribution (12b-1) Fees                          0.00%
Other Expenses                                      ___%
Acquired Fund Fees and Expenses+                    ___%
                                                   ----
   TOTAL ANNUAL FUND OPERATING EXPENSES++           ___%
Fee Waivers                                         ___%
   NET EXPENSES+++                                  ___%


* Applicable to Class M Shares held 30 days or less. Does not include any wire transfer fees, if applicable.


+ The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2008.


++ The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.


+++ The Fund's Adviser has contractually agreed to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in Acquired Funds) for Class M Shares from exceeding ___% for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                 ------   -------   -------   --------
Class M Shares    $___      $___      $___      $___

                                  14 PROSPECTUS


HIGHMARK FUNDS

SHAREOWNER GUIDE - HOW TO INVEST IN THE HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund Share classes we offer is right for you.

CHOOSING A SHARE CLASS

HighMark Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. Only one class of Fund Shares, Class M Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of HighMark Funds' Class M Shares.

CLASS M SHARES

-    No sales charge.

-    No Distribution (12b-1) fees.

- Available only to clients of Bailard, Inc., employees and officers of Bailard, Inc. and their families and friends, and investors who at the time of the proposed purchase are existing Class M shareholders of a Fund.

THE FUNDS ALSO OFFER CLASS A AND CLASS C SHARES (COLLECTIVELY RETAIL SHARES) AND FIDUCIARY SHARES. EACH OF THESE CLASSES HAS ITS OWN EXPENSE STRUCTURE. FIDUCIARY SHARES ARE AVAILABLE ONLY TO FINANCIAL INSTITUTIONS, FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., AND CERTAIN OTHER QUALIFIED INVESTORS. RETAIL SHARES ARE AVAILABLE TO NON-FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., WHO ARE NOT OTHERWISE ELIGIBLE FOR FIDUCIARY SHARES. CALL US AT 1-800-433-6884 FOR MORE DETAILS.

PAYMENTS TO FINANCIAL FIRMS

Your broker, dealer, financial adviser or other financial intermediaries may receive certain payments and compensation described below. These arrangements may apply to any or all of your Shares, including but not limited to, Shares held through retirement plans. For purposes of the following, "financial firms" means brokers, dealers, financial advisers and other financial intermediaries, including UnionBanc Investment Services LLC, TruSource and other affiliates of HighMark Capital Management, Inc. through which you purchase your Shares.

MARKETING SUPPORT PAYMENTS. HighMark Capital Management, Inc. may also make payments from its own assets to financial firms that sell the HighMark Funds. The amounts of these payments may vary from time to time. Speak with your financial adviser to learn more about these payments.

PAYMENTS FOR DISTRIBUTION AND SHAREHOLDER SERVICES. In addition to the foregoing marketing support payments, HighMark Capital Management, Inc., directly or through an agent, also pays out of its own assets compensation to financial firms for the sale and distribution of the Shares of any of the Funds and/or for the servicing of Shares of any of the Funds. These payments made by HighMark Capital Management, Inc. may be made to supplement commissions paid to financial firms, and may take the form of (1) due diligence payments for a financial firm's examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a financial firm's list of mutual funds available for purchase by its clients; (3) fees for providing the Funds with "shelf space" and/or a higher profile for a financial firm's financial consultants and their customers and/or placing the Funds on the financial firm's preferred or recommended list; (4) marketing support fees for providing assistance in promoting the sale of Shares; (5) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; (6) payments for maintaining shareholder accounts on a financial firm's platform; and (7) payments for the sale of Shares and/or the maintenance of share balances.

Payments made by HighMark Capital Management, Inc. or its agents to a financial firm also may be used by the financial firm to pay for the travel expenses, meals, lodging and entertainment of the firm's salespersons and guests in connection with education, sales and promotional programs. These programs, which may be different for different financial firms, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.

A number of factors are considered in determining the amount of these additional payments, including each financial firm's HighMark Funds sales and total assets, and the financial firm's willingness to give HighMark Capital Management, Inc. or the Funds' distributor access to its financial advisers for educational purposes. At times, the financial firm might include the Funds on a "select" or "preferred" list. HighMark Capital Management's goals include educating the investment advisers about the Funds so that they can provide suitable information and advice to prospective investors and shareholders of the Funds.

                                  PROSPECTUS 15



For the calendar year 2007, the financial firms that received these additional payments, which totaled approximately $1.7 million, from HighMark Capital Management, Inc. include (but are not necessarily limited to) the following:


ADP Clearing & Outsourcing Services
American Investors Co.
American Portfolio Financial Services
Ameritrade Inc.
AXA Advisor, LLC
Bearstearns Security Corp.
Brookstreet Securities Corp.
Capital Financial Group
Centaurus Financial, Inc.
Charles Schwab


Commercial Book Keeping


Commonwealth Financial Network
Creative Wealth Strategies
Crowell Weeden & Co.
Crown Capital Securities, LP
D. A. Davidson
E*Trade
Empire Financial Group
Ensemble Financial Services Inc.
ePlanning Securities, Inc.


Farmers Finl Solutions LLC


Ferris, Baker Watts Inc.
Financial Advisors of America LLC
Financial Network Investment Corp.
First Allied Securities Inc.
First Clearing LLC
Foothill Securities Inc.
Fortune Financial Svc. Inc.
Geneos Wealth Management, Inc.
Girard Securities Inc.
Gunn Allen Financial
H&R Block Financial Advisors, Inc.
H. Beck, Inc.
Harvest Capital LLC
Hazlett Burt & Watson


Independent Financial Group LLC


Invest Financial Corporation
Investacorp, Inc.
Investors Capital Corp.
J W Cole Financial Inc.
Janney Montgomery Scott
Jefferson Pilot Securities Corp.


Legend Equities Corporation


Linsco Private Ledger


Managed Financial Broker Service


Mesirow Financial


Mid-Atlantic Institutional Shares Inc.


Morgan Keegan & Co.
Morgan Stanley Dean Witter


MS & Co. Inc.


Mutual Service Corp.
National Financial Services, Corp.
National Investor Services Co.
National Planning Corp.
National Securities Corporation
Nationwide Planning Assoc. Inc.


Next Financial Group, Inc.


OFG Financial Services Inc.
Oppenheimer & Co. Inc.


PaineWebber Incorporated


Penson Financial Services
Pershing LLC
Prime Vest Financial Services
Proequities Inc,


Prudential Investment Mgmt Srvcs


QA3 Financial Corp.
Questar Capital Corporation
RBC Dain Rauscher, Inc.


Ridge Clearing & Outsourcing



Robert W. Baird & Co.


Royal Alliance
Scottrade Inc.
Securities America
Securities Services Network Inc.
SEI Investments Distribution Co.
Shiraishi Financial Group


SII Investments Inc.


Sterne Agee & Leach
Stifel Nicolaus & Co. Inc.
TD Ameritrade Institutional
Triad Advisors
UBS Financial Services, Inc.


UnionBanc Investment Services


United Planners Financial
United Securities Alliance Inc.
USA Financial Securities Corp.
VSR Financial Services
Wachovia Securities LLC
Wedbush Morgan Securities
Wells Fargo Investments LLC
Wells Fargo Securities
Western International Securities


Williams Jeffery & Associates


WNA Investment Programs, Inc.
WRP Investments Inc.
XCU Capital Corporation Inc.


HighMark Capital Management, Inc. may have established relationships with other financial firms since the end of 2007 in which these additional payments are made. Speak with your financial adviser to learn whether his or her firm has such a relationship.



Pursuant to the terms of an agreement between HighMark Capital Management, Inc. and HighMark Funds' distributor, HighMark Capital Management, Inc. makes payments to the distributor for distribution services related to the Funds.


IF INVESTMENT ADVISERS, ADMINISTRATORS, DISTRIBUTORS OR AFFILIATES OF MUTUAL FUNDS PAY BONUSES AND INCENTIVES IN DIFFERING AMOUNTS, FINANCIAL FIRMS AND THEIR FINANCIAL CONSULTANTS MAY HAVE FINANCIAL INCENTIVES FOR RECOMMENDING A PARTICULAR MUTUAL FUND OVER OTHER MUTUAL FUNDS. IN ADDITION, DEPENDING ON THE ARRANGEMENTS IN PLACE AT ANY PARTICULAR TIME, A FINANCIAL FIRM AND ITS FINANCIAL CONSULTANTS MAY ALSO HAVE A FINANCIAL INCENTIVE FOR RECOMMENDING A PARTICULAR SHARE CLASS OVER OTHER SHARE CLASSES. Speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Funds, HighMark Capital Management, Inc. and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial adviser at the time of purchase. HighMark Capital Management, Inc. and/or a Fund's sub-adviser do not consider sales of Shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. However, some broker-dealers that sell Shares of the Funds may receive commissions from a Fund in connection with the execution of the Fund's portfolio transactions.

OPENING AN ACCOUNT

1.   Read this prospectus carefully.

2. Determine how much money you want to invest. The minimum investments for Class M Shares of the Funds are as follows:

     -    INITIAL PURCHASE:     $5,000 for each Fund
                                $100 for each Fund for Automatic Investment Plan


     -    ADDITIONAL PURCHASES: $100 for each Fund $100 monthly minimum per
                                HighMark Fund for Automatic Investment Plan



     We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans or 401(k) or similar plans. Financial intermediaries may aggregate accounts to meet investment minimum. The minimum initial investment for employees and officers of the Funds' sub-adviser and their families and friends is $2,000.


3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call us at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.

                                  16 PROSPECTUS


HIGHMARK FUNDS

5. CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

     What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you, which information may include your social security number or taxpayer identification number. This information will be verified to ensure the identity of all persons opening an account.

     HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

     In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and HighMark Funds shall have no obligation with respect to the terms of any such document.

     Attempts to collect the missing information required on the application will be performed by contacting either you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

     Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

     However, HighMark Funds reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund Shares and will be subject to corresponding tax implications.


WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF HIGHMARK FUNDS OR THE FUNDS' ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.


BUYING SHARES

BY CHECK

OPENING AN ACCOUNT

-    Make out a check for the investment amount, payable to "HighMark Funds."

- Deliver the check and your completed application to your financial representative, or mail them to our Transfer Agent (see address below).

ADDING TO AN ACCOUNT

-    Make out a check for the investment amount, payable to "HighMark Funds."

- Include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.

- Deliver the check and your note to your financial representative, or mail them to our Transfer Agent.

     TRANSFER AGENT ADDRESS:
     HighMark Funds
     P.O. Box 8416
     Boston, MA 02266-8416
     Phone Number: 1-800-433-6884

All purchases made by check should be in U.S. dollars.

THIRD PARTY CHECKS, CREDIT CARD CHECKS, TRAVELER'S CHECKS, STARTER CHECKS, MONEY ORDERS OR CASH WILL NOT BE ACCEPTED.

BY WIRE

OPENING AN ACCOUNT

- Deliver your completed application to your financial representative, or mail it to our Transfer Agent (address below).

- Obtain your Fund account number by calling your financial representative or our Transfer Agent.

-    Instruct your bank to wire the amount of your investment to:

     State Street Bank and Trust Company
     225 Franklin Street
     Boston, MA 02101
     ABA# 011000028
     DDA# 9905-194-8

Specify the Fund name, your choice of share class, the new Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

ADDING TO AN ACCOUNT

-    Call our Transfer Agent before wiring any funds.

-    Instruct your bank to wire the amount of your investment to:

     State Street Bank and Trust Company
     225 Franklin Street
     Boston, MA 02101
     ABA# 011000028
     DDA# 9905-194-8

                                  PROSPECTUS 17


Specify the Fund name, your share class, your Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

TRANSFER AGENT ADDRESS:
HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

THROUGH FINANCIAL INSTITUTIONS

- Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

BY EXCHANGE

- Call us at 1-800-433-6884 or contact your financial representative to request an exchange.

Contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services."

SELLING SHARES

BY PHONE

DESIGNED FOR

-    Accounts for any type, except Individual Retirement Accounts or Roth IRAs.

-    Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

- To place your order, contact your financial representative or HighMark Funds at 1-800-433-6884 between 8:30 a.m. and 6:00 p.m. Eastern Time on most business days.

BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)

DESIGNED FOR

-    Requests by letter to sell at least $500 (accounts of any type).

- Requests by phone to sell at least $500 (accounts of any type excluding IRA and Roth IRA accounts).

TO SELL SOME OR ALL OF YOUR SHARES

- We will wire amounts of $500 or more on the next business day after we receive your request.

- Shares cannot be redeemed by wire on Federal holidays restricting wire transfers.

THROUGH FINANCIAL INSTITUTIONS

- Contact your financial institution to find out more about their procedures for transmitting orders to HighMark Funds.

BY EXCHANGE

- Obtain a current prospectus for the Fund into which you are exchanging by calling us or contacting your financial representative.

-    Call us or contact your financial representative to request an exchange.


Contact your financial representative for instructions and assistance.


To make systematic withdrawals from an account, see "Investor Services."

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a medallion guarantee, which protects you against fraudulent orders. You will need a medallion guarantee if:

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or by wire or the Automated Clearing House ("ACH") to a bank account other than that on record.

-    you changed your address of record within the last 30 days.

You should be able to obtain a medallion guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a medallion guarantee.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in a Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.


REDEMPTION IN KIND. The Funds reserve the right to make payment on redemptions in securities rather than cash. If a Fund makes payment on redemptions in securities, you may incur brokerage costs when selling those securities.



INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in any Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in a Fund and then sell some of your Shares within a fairly short period of time. Before any Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your balance up to or above the minimum.


EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES: You may exchange Class M Shares of one HighMark Fund for Class M Shares or Class A Shares of another HighMark Fund (the "new HighMark Fund"), provided that you:

-    Are qualified to invest in the new HighMark Fund.

- Satisfy the initial and additional investment minimums for the new HighMark Fund.

                                  18 PROSPECTUS


HIGHMARK FUNDS

- Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying shares in the new HighMark Fund is based on the relative net asset values of the shares you are exchanging. You do not have to pay any sales charges on the exchange; however, you may be subject to an exchange fee.


See "Redemption Fees and Exchange Fees" below.



An exchange will be treated as a sale for tax purposes.


TRANSACTION POLICIES

VALUATION OF SHARES. A Fund's net asset value per share of a class is calculated according to the following formula:

     (Total market value of the Fund's investments and other assets allocable to the class - the class's liabilities)

     / Total number of the Fund's Shares outstanding in the class

     = The class's net asset value per share


We determine the net asset value (NAV) of each Fund as of the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. Pacific time (4:00 p.m. Eastern time), every business day, based on the current market price of the Fund's securities. If that is not available, we value its securities by using a method that HighMark Funds' Board of Trustees believes accurately reflects fair value. HighMark Funds' Board of Trustees reviews and approves HighMark Funds' fair valuation procedures in advance of their use. In addition, HighMark Funds' Board of Trustees periodically reviews valuations to determine if any changes should be made to the fair valuation procedures.


For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which HighMark Funds calculates net asset value. The closing prices of such securities may no longer reflect their market value at the time HighMark Funds calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that HighMark Funds calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector.

If the adviser or a sub-adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which HighMark Funds calculates net asset value, it shall immediately notify the sub-administrator and request that a fair value committee (the "Committee") meeting be called.

In addition, HighMark Funds uses a third party fair valuation vendor (the "Vendor") for equity securities that are traded primarily on non-U.S. exchanges. The Vendor provides a fair value for such securities based on certain factors and methods, which generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. The Vendor provides fair values if there is a movement in the U.S. market that exceeds a specific threshold ("trigger threshold") that has been established by the Committee. The Committee also establishes a "confidence interval"--representing the correlation between the price of a specific foreign security and movements in the U.S. market--before the security will be fair valued based upon the trigger threshold being exceeded. If a trigger threshold is exceeded, HighMark Funds values its non-U.S. securities that exceed the applicable "confidence interval" using the fair values provided by the Vendor.

In the event that a Fund values its securities using the procedures described above, the Fund's NAV may be higher or lower than would have been the case if the Fund had not used its fair valuation procedures. For further information about how we determine the value of the Funds' investments, see the Statement of Additional Information (the "SAI").

BUY AND SELL PRICES. When you buy Shares of a Fund, the amount you pay per share is based on the net asset value per share of the applicable class of Shares next determined after we receive your order. When you sell Shares of a Fund, the amount of your proceeds are based on the net asset value per share of the applicable class of Shares next determined after we receive your order, minus any applicable redemption fees and/or exchange fees.

EXECUTION OF ORDERS. You may buy and sell Shares of the Funds on any day when the New York Stock Exchange is open for business (hereafter referred to as a "business day"). The New York Stock Exchange is closed on weekends and national holidays.

- PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

- PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest and it is received by our Transfer Agent prior to the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. PT (4:00 p.m. ET). If our Transfer Agent does not receive the money you plan to wire by this deadline, the trade will be canceled and you must resubmit the trade at the time the wire is sent.

- SELLING SHARES: To sell Shares on any one business day, you must place your redemption order before the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. PT (4:00 p.m. ET). Otherwise, we will execute your order the following business day.

Our Transfer Agent may accept telephone orders from broker-dealers, and other intermediaries designated by such broker-

                                  PROSPECTUS 19


dealers, who have been previously approved by the Distributor. A Fund will be deemed to have received a purchase order when an approved broker-dealer or its authorized designee accepts such order. It is the responsibility of such broker-dealer to promptly forward purchase or redemption orders to our Transfer Agent. Broker-dealers may charge you a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealers and not remitted to the Fund.

ANTI-MONEY LAUNDERING PROGRAM


Customer identification and verification is part of HighMark Funds' overall obligation to deter money laundering under Federal law. HighMark Funds has adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, HighMark Funds reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of HighMark Funds management, they are deemed to be in the best interest of the Funds or other series of HighMark Funds or in cases when HighMark Funds is requested or compelled to do so by governmental or law enforcement authorities.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

HighMark Funds' Board of Trustees has adopted policies and procedures designed to discourage frequent purchases and redemptions of Shares of the Funds or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below.


RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING GENERALLY. While HighMark Funds will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Fund's Shares dilute the value of Shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund Shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's Shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Frequent trading can result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase a shareholder's tax liability unless the shares are held through a tax-deferred or exempt vehicle. Similarly, a Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect a Fund's performance.


A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 1:00 p.m. Pacific time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in short-term trading strategy to exploit differences in Fund Share prices that are based on closing prices of foreign securities established some time before a Fund calculates its own share price (referred to as "time zone arbitrage"). The Funds have procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Fund calculates its NAV. While there is no assurance, the Funds expect that the use of fair value pricing, in addition to the short-term trading policies discussed below, will reduce a shareholder's ability to engage in time zone arbitrage to the detriment of the other shareholders of the Funds.

A shareholder engaging in a short-term trading strategy may also target a Fund that does not invest primarily in foreign securities. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). Funds that may be adversely affected by price arbitrage include, in particular, those Funds that significantly invest in small capitalization securities, technology and other specific industry sector securities, and in certain fixed-income securities.

REDEMPTION FEES AND EXCHANGE FEES. As noted in the "Shareholder Fees" tables for each of the Funds, the Cognitive

                                  20 PROSPECTUS


HIGHMARK FUNDS

Value Fund and the International Opportunities Fund impose a 2% redemption fee on the proceeds of Class M Shares redeemed 30 days or less after their purchase. The Cognitive Value Fund and the International Opportunities Fund also impose a 2% exchange fee on Class M Shares exchanged 30 days or less after their purchase. The redemption fee and the exchange fee are designed to discourage short-term trading and any proceeds of the fees will be credited to the assets of the applicable Fund.

The fee is imposed to the extent that the number of Fund Shares redeemed or exchanged by a shareholder exceeds the number of Fund Shares that have been held by such shareholder more than 30 days. For Shares of a Fund that were acquired by exchange, the holding period is measured from the date the Shares were acquired in the exchange transaction. Shares held the longest will be redeemed or exchanged first.

The redemption or exchange fee is not imposed on transactions by HighMark Income Plus Allocation Fund, HighMark Growth & Income Allocation Fund, HighMark Capital Growth Allocation Fund or HighMark Diversified Equity Allocation Fund. For all accounts, the redemption or exchange fee is not imposed on:

- shares redeemed due to death, disability or a qualified domestic relations order;

-    shares redeemed pursuant to systematic withdrawal programs;

- transactions involving shares purchased by means of automated or pre-established purchase plans, including employer or payroll reduction plans;

-    shares purchased through reinvested distributions;

- shares redeemed or exchanged due to plan or Fund terminations or restructurings;

- shares redeemed as part of an automated dividend exchange election established in advance of the exchange;

- shares redeemed or exchanged pursuant to an automatic, non-discretionary rebalancing program; and

-    shares converted to another class of shares within the same fund.

In addition, for retirement plans, the redemption fee is also not imposed on:

-    shares redeemed in payment of plan/account fees;

- shares redeemed as a return of excess contribution amounts or to meet minimum required distributions;

-    shares redeemed for loans and hardship withdrawals;

-    shares redeemed due to forfeiture of assets; and

- shares redeemed to pay small balance account fees and involuntary redemptions resulting from failure to meet account minimums.

Although the Cognitive Value Fund and the International Opportunities Fund do not normally grant individual waivers of the redemption or exchange fee, the redemption or exchange fee may be waived by HighMark Funds' Chief Compliance Officer or her designee, based upon a review of the facts and circumstances in a written request for waiver of the redemption or exchange fee. Each Fund reserves the right to modify or eliminate redemption fees and exchange fees at any time in its discretion.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS. Purchases and exchanges should be made primarily for investment purposes. Each Fund and/or its principal underwriter reserves the right to refuse any purchase or exchange order at any time or to suspend redemptions with respect to any shareholder, including transactions representing excessive trading and transactions accepted by any shareholder's financial adviser. In addition, the Funds' adviser will use its best efforts to detect short-term trading activity in a Fund's Shares and reject any purchase, redemption or exchange if, in its judgment, the transaction would adversely affect the Fund or its shareholders. The adviser, however, will not always be able to detect or prevent market timing activity or other trading activity that may disadvantage a Fund. For example, the ability to monitor trades that are placed by omnibus or other nominee accounts is limited when the broker, retirement plan administrator or fee-based program sponsor maintains the record of a Fund's underlying beneficial owners. In the event that the Funds or their agents reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

DISCLOSURE OF PORTFOLIO HOLDINGS


HighMark Capital Management, Inc., the Funds' adviser, has established a policy with respect to the disclosure of a Fund's portfolio holdings. A description of this policy is provided in the SAI. In addition, each Fund's complete monthly portfolio holdings are generally available to you 30 days after the end of the period on the HighMark Funds' website by clicking on "Our Funds", selecting the Fund and clicking on "Composition."

Note that the Funds or their adviser may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders. Once posted, the above information will remain available on the Web site until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.


DISTRIBUTIONS

As a mutual fund shareholder, you may receive capital gains and/or income from your investment. Each of the Funds may periodically declare and pay dividends from net investment

                                  PROSPECTUS 21



income separately for each class of Shares. Each Fund expects to distribute substantially all of its income and capital gains annually. None of the Funds has a targeted dividend rate and none of them guarantees that it will pay any dividends or other distributions.


We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s) unless you notify our Transfer Agent that you want to receive your distributions in cash. To notify our Transfer Agent, send a letter with your request, including your name and account number to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash.

TAXES


Your mutual fund investments may have a considerable impact on your tax situation. We have summarized some of the main U.S. federal income tax considerations generally applicable to investments in a Fund. Note, however, that the following is general information and your investment in a Fund may have other tax implications. The information below will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan.



IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF THE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.


END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation including possible foreign, state, and local taxes. You can find more information about the potential tax consequences of mutual fund investing in the SAI.

TAXATION OF SHAREHOLDER TRANSACTIONS

An exchange of a HighMark Fund's shares for shares of another HighMark Fund will be treated as a sale of the HighMark Fund's shares and, as with all sales and redemptions of HighMark Fund shares, any gain on the transaction will be subject to tax.

TAXES ON FUND DISTRIBUTIONS


- FEDERAL TAXES: For federal income tax purposes, distributions of net investment income that you receive from a Fund are generally taxable as ordinary income. Distributions of gains from the sale of investments that a Fund owned for one year or less also will be taxable as ordinary income (regardless of how long you've owned Shares in the Fund). For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from "qualified dividend income," if any, will be taxed at the rate applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level.


- STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund.


- TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains (regardless of how long you've owned Shares in the Fund). Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Some states also tax long-term capital gains distributions at a special rate.


- "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

- REINVESTMENT: A Fund's distributions are taxable, whether received in cash or reinvested in additional Shares of the Fund.

SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS: Special withholding and filing rules apply to foreign shareholders. Please consult the SAI and your tax adviser for additional information.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. SEE THE SAI FOR FURTHER DETAILS. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice

                                  22 PROSPECTUS


HIGHMARK FUNDS


through automatic deductions from your checking account. The monthly minimum per HighMark Fund is $100. AIP is available only to current shareholders who wish to make additional investments to their existing account(s).


To take part in AIP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).


SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark Funds' Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum withdrawal is $100 per HighMark Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.


To participate in SWP, you must:


-    Have at least $5,000 in your HighMark Fund account(s), and


-    Have your dividends automatically reinvested.

BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:


SWP via check will only run on the 25th of each month. SWP via the ACH can be run on any date. If your automatic withdrawals through SWP exceed the income your HighMark Fund(s) normally pay, your withdrawals may, over time, deplete your original investment--or exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per Share of your HighMark Fund(s) may also deplete your principal.


To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (which may require a medallion guarantee).

Please contact HighMark Funds at 1-800-433-6884 for more information.

MORE ABOUT
HIGHMARK FUNDS
INVESTMENT MANAGEMENT

INVESTMENT ADVISER


HighMark Capital Management, Inc. serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds' Board of Trustees. HighMark Capital Management, Inc. also serves as the administrator of the HighMark Funds.



HighMark Capital Management, Inc. is a subsidiary of Union Bank of California, N.A., which is a subsidiary of UnionBanCal Corporation. UnionBanCal Corporation is a publicly held corporation, which is principally held by The Bank of Tokyo-Mitsubishi UFJ, Ltd. (BTMU). BTMU is in turn a wholly owned subsidiary of Mitsubishi UFJ Financial Group, Inc. As of September 30, 2008, HighMark Capital Management, Inc. had approximately $_____ billion in assets under management. HighMark Capital Management, Inc. (and its predecessors) has been providing investment management services to individuals, institutions and large corporations since 1919.


Over the past fiscal year, the Funds paid the following management fees to HighMark Capital Management:


FUND                               % OF NET ASSETS
----                               ---------------
Cognitive Value Fund                    ___%
Enhanced Growth Fund                    ___%
International Opportunities Fund        ___%



*    A portion of the management fees is used to pay the Fund's sub-adviser.



A discussion regarding the basis for HighMark Fund's Board of Trustees approving the advisory agreement and sub-advisory agreements with respect to the Funds is available in HighMark Funds' Annual Report to shareholders for the fiscal year ending July 31, 2008.


SUB-ADVISER

Bailard, Inc. ("Bailard") serves as the sub-adviser to each of the Funds. Under investment sub-advisory agreements between Bailard and HighMark Capital Management, Bailard makes day-to-day investment decisions for each of the Funds, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds. Prior to serving as sub-adviser to the Funds, Bailard was the adviser to each Fund's Predecessor Fund.


Bailard is a registered investment adviser under the Investment Advisers Act of 1940 and is organized as a California corporation. As of September 30, 2008, Bailard had approximately $____ billion in assets under management.


OTHER ARRANGEMENTS

Shareholders will be notified of any changes in sub-advisers. Shareholders of a Fund have the right to terminate a sub-advisory agreement for a Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

In addition to the asset based sub-advisory fee, HighMark Capital Management, Inc. has agreed to make certain periodic payments, out of its own resources, to the sub-adviser. The amount of these additional payments will be based on the average daily net assets of the Class M Shares of each Fund held by the sub-adviser's clients. Clients of the sub-adviser pay investment advisory fees to the sub-adviser in connection with the management of the clients' assets, a portion of which may be invested in one or more of the Funds. The sub-adviser has agreed with its clients that the amount of the advisory fee paid by the client (whether directly to the sub-adviser or indirectly through the sub-adviser's management of investment vehicles in which the client invests) will equal a

                                  PROSPECTUS 23



fixed percentage of the value of the client's account with the sub-adviser. As a result, the direct fee that the sub-adviser receives from its clients will be reduced by the amount of the investment advisory fee (i.e., the fee paid to HighMark Capital Management) that such clients indirectly incur as shareholders of the Fund. The additional payments by HighMark Capital Management are intended to allow the sub-adviser to reduce the amount of advisory fees that its clients directly incur, as it has done historically, so that these clients do not bear investment advisory fees greater than those agreed to between the client and the sub-adviser. These periodic payments, which are solely the obligation of HighMark Capital Management, are separate from and in addition to the subadvisory fees described above. From August 1, 2007 through July 31, 2008, HighMark Capital Management, Inc. made payments of this type to the sub-adviser totaling approximately $2,019,000.


PORTFOLIO MANAGERS


ANTHONY CRADDOCK has been a member of the portfolio management team for the International Opportunities Fund since 2006. Prior to becoming a portfolio manager for the Fund, he has supported the portfolio managers of international equity funds advised or sub-advised by Bailard, Inc. He has also served as Bailard's performance analyst. He is a Senior Vice President of Bailard, Inc. and has been with Bailard, Inc. since 1997.



PETER M. HILL has been the lead portfolio manager of the portfolio management team for the International Opportunities Fund since 2006. Mr. Hill joined Bailard, Inc. in 1985 and was its Chief Investment Officer from 1996 until 2008. As Chief Investment Officer, Mr. Hill oversaw the management of Bailard International Equity Fund, the Fund's Predecessor Fund, along with the other investment products managed by Bailard, Inc. In January 2008, Mr. Hill was appointed Chief Executive Officer of Bailard, Inc. In addition, he is an officer and/or director of certain affiliates of Bailard, Inc. Mr. Hill fomerly served as Chairman of the Board of Directors of Bailard Opportunity Fund Group, Inc.


ERIC P. LEVE, CFA, has been a member of the portfolio management team for the International Opportunities Fund since 2006. He was previously a manager of global bonds and has assisted Bailard, Inc. in global strategy. He is a Senior Vice President of Bailard, Inc. and a co-manager of Bailard, Inc.'s separate account bond portfolios, and he has been with Bailard, Inc. since 1987.


THOMAS J. MUDGE III, CFA, has been primarily responsible for the day-to-day management of the Cognitive Value Fund since 2006 and the lead portfolio manager of its portfolio management team since 2007. Prior to the Reorganization, he was the portfolio manager of Bailard Cognitive Value Fund, the Fund's Predecessor Fund. He is a Senior Vice President of Bailard, Inc. and has been part of Bailard, Inc.'s domestic equity management team since 1987.


GEORGE Y. SOKOLOFF, PHD, CFA, has been a member of the portfolio management team for the Cognitive Value Fund since 2007. He is a Vice President of Bailard, Inc. and joined Bailard, Inc. in 2006 as a research analyst specializing in the development of new quantitative models. Prior to that, Dr. Sokoloff developed quantitative stock selection models for StarMine.


SONYA THADHANI, CFA, has been primarily responsible for the day-to-day management of the Enhanced Growth Fund since 2006. Prior to the Reorganization, she had been the portfolio manager of Bailard Enhanced Growth Fund, the Fund's Predecessor Fund, since March 2005. She is Chief Investment Officer of Bailard, Inc. and joined Bailard, Inc.'s domestic equity management team in 1994.


The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

OTHER HIGHMARK FUNDS


In addition to the Funds, HighMark Funds currently offers different classes of shares in twenty-one separate investment portfolios. These portfolios are as follows:


     HighMark Balanced Fund,
     HighMark Core Equity Fund,


     HighMark Fundamental Equity Fund,


     HighMark Large Cap Growth Fund,
     HighMark Large Cap Value Fund,
     HighMark Small Cap Advantage Fund,
     HighMark Small Cap Value Fund,
     HighMark Value Momentum Fund,
     HighMark Bond Fund,
     HighMark Short Term Bond Fund,
     HighMark California Intermediate Tax-Free Bond Fund,
     HighMark National Intermediate Tax-Free Bond Fund,
     HighMark 100% U.S. Treasury Money Market Fund,
     HighMark California Tax-Free Money Market Fund,
     HighMark Diversified Money Market Fund,


     HighMark Treasury Plus Money Market Fund,


     HighMark U.S. Government Money Market Fund,
     HighMark Income Plus Allocation Fund,
     HighMark Growth & Income Allocation Fund,
     HighMark Capital Growth Allocation Fund, and
     HighMark Diversified Equity Allocation Fund.

Shares of these other investment portfolios, none of which currently offer Class M Shares, are offered in separate prospectuses. For more information, please call 1-800-433-6884.

                                 24 PROSPECTUS


HIGHMARK FUNDS

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The following tables have been derived from financial statements audited by the Predecessor Funds' independent registered public accounting firm (with respect to periods ended September 30, 2005 or prior), and ___________________, as noted in its report dated ________________ (with respect to periods after September 30, 2005). This report, along with the Funds' financial statements, is incorporated by reference in the SAI, which is available upon request.



                                                                Dividends and
                     Investment Activities                      Distributions
                   -------------------------                ---------------------
                                Net Realized
                                     and
                                 Unrealized
                                 Gain (Loss)
                                     on
          Net                    Investments                                            Total
         Asset         Net           and                                                 from
         Value,    Investment      Foreign        Total         Net         Net       Dividends
       Beginning     Income       Currency        from      Investment   Realized        and
       of Period     (Loss)*    Transactions   Operations     Income       Gains    Distributions
       ---------   ----------   ------------   ----------   ----------   --------   -------------
COGNITIVE VALUE FUND

CLASS M SHARES

For the periods ended July 31,:
2008
2007     $13.02      $0.088       $ 1.465       $ 1.553      $(0.059)    $(1.494)      $(1.553)

For the ten month period ended July 31, +:
2006      13.59       0.056         1.155         1.211       (0.033)     (1.748)       (1.781)

For the periods ended September 30,:
2005      12.79        0.03          2.08          2.11        (0.03)      (1.28)        (1.31)
2004      10.56        0.01          2.22          2.23           --          --            --
2003       8.43       (0.01)         2.16          2.15        (0.01)      (0.01)        (0.02)

ENHANCED GROWTH FUND

CLASS M SHARES

For the periods ended July 31,:
2008
2007     $ 8.07     $(0.035)      $ 2.205       $ 2.170      $    --     $    --       $    --

For the ten month period ended July 31, +:
2006       8.78      (0.034)       (0.676)       (0.710)          --          --            --

For the periods ended September 30,:
2005       7.89        0.03          0.94          0.97        (0.08)         --         (0.08)
2004       7.33       (0.07)         0.63          0.56           --          --            --
2003       4.80       (0.06)         2.59          2.53           --          --            --

INTERNATIONAL OPPORTUNITIES FUND

CLASS M SHARES

For the periods ended July 31,:
2008
2007     $ 8.52     $ 0.139       $ 2.229       $ 2.368      $(0.129)    $(0.829)      $(0.958)

For the ten month period ended July 31, +:
2006       7.54       0.095         1.219         1.314       (0.146)     (0.188)       (0.334)

For the periods ended September 30,:
2005       5.79        0.07          1.73          1.80        (0.05)         --         (0.05)
2004       4.79        0.05          1.00          1.05        (0.05)         --         (0.05)
2003       3.70        0.06          1.05          1.11        (0.02)         --#        (0.02)





                                                                     Ratio
                                                                  of Expenses
                                                                   to Average
                      Net                  Net                     Net Assets       Ratio of
                     Asset               Assets,      Ratio        Excluding     Net Investment
                    Value,               End of    of Expenses    Fee Waivers     Income (Loss)   Portfolio
       Redemption   End of     Total     Period     to Average   and Reduction     to Average      Turnover
          Fees      Period   Return++     (000)     Net Assets    of Expenses      Net Assets        Rate
       ----------   ------   --------   --------   -----------   -------------   --------------   ---------
COGNITIVE VALUE FUND

CLASS M SHARES

For the periods ended July 31,:
2008
2007       $--      $13.02    11.98%    $103,295      0.94%         0.97%            0.65%           103%

For the ten month period ended July 31, +:
2006        --       13.02    10.13       91,652      1.00**        1.02**           0.51**           76

For the periods ended September 30,:
2005        --       13.59    17.14       86,500      1.09           N/A***          0.25             59
2004        --       12.79    21.12       73,300      1.14           N/A***          0.06             76
2003        --       10.56    25.55       77,100      1.17           N/A***         (0.07)            65

ENHANCED GROWTH FUND

CLASS M SHARES

For the periods ended July 31,:
2008
2007       $--      $10.24    26.89%    $137,818      0.93%         0.97%            (0.37)%          40%

For the ten month period ended July 31, +:
2006        --        8.07    (8.09)     120,694      0.97**        0.98**          (0.46)**          53

For the periods ended September 30,:
2005        --        8.78    12.24      129,300      1.00           N/A***          0.37              8
2004        --        7.89     7.64       67,200      1.11           N/A***         (0.84)            14
2003        --        7.33    52.71       75,000      1.15           N/A***         (0.97)            62

INTERNATIONAL OPPORTUNITIES FUND

CLASS M SHARES

For the periods ended July 31,:
2008
2007       $--      $ 9.93    29.48%    $273,474      1.17%         1.21%            1.51%            32%

For the ten month period ended July 31, +:
2006        --        8.52    17.96      202,134      1.25**        1.27**           1.41**           48

For the periods ended September 30,:
2005        --        7.54    31.32      170,000      1.45           N/A***          1.13             74
2004        --        5.79    21.95      158,800      1.35           N/A***          0.92             69
2003        --        4.79    30.12      114,000      1.37           N/A***          1.38             39


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

*    Per share amounts calculated using average shares method.

**   Annualized.

***  No fee waivers or expense reductions were applied.

+ On April 3, 2006, HighMark Funds acquired the assets and assumed the identified liabilities of Bailard Cognitive Value Fund, Bailard Enhanced Growth Fund and Bailard International Equity Fund (the "Bailard Funds"). The fiscal year end of the Bailard Funds, the predecessor funds to HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark International Opportunities Fund, was September 30. The fiscal year end of the successor HighMark Funds is July 31.

++ Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.

#    Amount represents less than $0.01.

                                 PROSPECTUS 25


OTHER INVESTMENT MATTERS

No Fund is a complete investment program. The investment objectives or goals of the Funds and the investment policies of the Funds can be changed without shareholder approval, except for the policies that are identified as "fundamental" in the SAI.


The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about the securities in which the Funds may invest.


FUND NAME                                                             FUND CODE
-------------------------------------------------------------------   ---------
Cognitive Value Fund                                                  1
Enhanced Growth Fund                                                  2
International Opportunities Fund                                      3


INSTRUMENT                                                            FUND CODE   RISK TYPE
-------------------------------------------------------------------   ---------   ------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS): ADRs are foreign Shares of a     1-3         Market
company held by a U.S. bank that issues a receipt evidencing                      Political
ownership. ADRs pay dividends in U.S. dollars.                                    Foreign Investment

BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and   1-3         Credit
accepted by a commercial bank. They generally have maturities of                  Liquidity
six months or less.                                                               Market

BONDS: Interest-bearing or discounted government or corporate         1-3         Market
securities that obligate the issuer to pay the bondholder a                       Credit
specified sum of money, usually at specific intervals, and to repay               Prepayment/Call
the principal amount of the loan at maturity.

CALL AND PUT OPTIONS: A call option gives the buyer the right to      1-3         Management
buy, and obligates the seller of the option to sell, a security at                Liquidity
a specified price. A put option gives the buyer the right to sell,                Credit
and obligates the seller of the option to buy, a security at a                    Market
specified price.                                                                  Leverage

CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated         1-3         Market
maturity.                                                                         Credit
                                                                                  Liquidity

COMMERCIAL PAPER: Secured and unsecured short-term promissory notes   1-3         Credit
issued by corporations and other entities. Their maturities                       Liquidity
generally vary from a few days to nine months.                                    Market

COMMON STOCK: Shares of ownership of a company.                       1-3         Market

CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to      1-3         Market
common stock.                                                                     Credit

DEMAND NOTES: Securities that are subject to puts and standby         1-3         Market
commitments to purchase the securities at a fixed price (usually                  Liquidity
with accrued interest) within a fixed period of time following                    Management
demand by a fund.

                           26 PROSPECTUS


HIGHMARK FUNDS


INSTRUMENT                                                            FUND CODE   RISK TYPE
-------------------------------------------------------------------   ---------   ------------------------
DERIVATIVES: Instruments whose value is derived from an underlying    1-3         Management
contract, index or security, or any combination thereof, including                Market
futures, options (e.g., puts and calls), options on futures, swap                 Credit
agreements, and some mortgage-backed securities.                                  Liquidity
                                                                                  Leverage
                                                                                  Prepayment/Call
                                                                                  Hedging

EXCHANGE TRADED FUNDS: Exchange traded funds ("ETFs") are hybrid      1-3         Market
investment companies that are registered as open-end investment companies or unit investment trusts ("UITs") but possess some characteristics of closed-end funds. ETFs typically hold a
portfolio of common stocks designed to track the price performance and dividend yield of a particular index. Common examples of ETFs include S&P Depositary Receipts ("SPDRs"), NASDAQ-100 Index
Tracking Stock and iShares, which may be obtained from the UIT or investment company issuing the securities or purchased in the secondary market. ETF shares traded in the secondary market may be purchased and sold at market prices in transactions on an exchange.
By investing in an ETF, a fund will indirectly bear its
proportionate share of any expenses paid by the ETF in addition to the expenses of the fund.

FOREIGN SECURITIES: Stocks issued by foreign companies including      1-3         Market
American Depositary Receipts (ADRs) and Global Depository Receipts                Political
(GDRs), as well ascommercial paper of foreign issuers and                         Foreign Investment
obligations of foreigngovernments, companies, banks, overseas                     Liquidity
branches of U.S. banks or supranational entities.                                 Emerging Market
                                                                                  Call

FORWARD FOREIGN CURRENCY CONTRACTS, INCLUDING FORWARD FOREIGN         3           Management
CURRENCY CROSS HEDGES: An obligation to purchase or sell a specific               Liquidity
amount of a currency at a fixed future date and price set by the                  Credit
parties involved at the time the contract is negotiated.                          Market
                                                                                  Political
                                                                                  Leverage
                                                                                  Foreign Investment

FUTURES AND RELATED OPTIONS: A contract providing for the future      1-3         Management
sale and purchase of a specific amount of a specific security,                    Market
class of securities, or index at a specified time in the future and               Credit
at a specified price.                                                             Liquidity
                                                                                  Leverage

                                 PROSPECTUS 27



INSTRUMENT                                                            FUND CODE   RISK TYPE
-------------------------------------------------------------------   ---------   ------------------------
HIGH-YIELD/HIGH-RISK BONDS: Bonds rated below investment grade by     1-3         Credit
the primary rating agencies (e.g., BB or lower by S&P and Ba or                   Market
lower by Moody's). These securities are considered speculative and                Liquidity
involve greater risk of loss than investment grade bonds. Also called "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

ILLIQUID SECURITIES: Securities that ordinarily cannot be sold        1-3         Liquidity
within seven business days at the value the Fund has estimated for                Market
them. Each Fund may invest up to 15% of its net assets in illiquid securities.

INITIAL PUBLIC OFFERINGS: Initial public offerings ("IPOs") are       1-3         Market
offerings of securities registered under the Securities Act of                    Liquidity
1933, the issuer of which, immediately before registration, was not               New Public Company Risk
subject to the reporting requirements of Section 13 or Section                    Small-Company Stock Risk
15(d) of the Securities Exchange Act of 1934. The volume of IPOs                  Microcap Company Risk
and the levels at which newly issued stocks trade in the secondary market are affected by the performance of the stock market as a whole. When an IPO is brought to the market, availability may be limited and a fund may not be able to buy any shares at the
offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations.
Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods.

INVESTMENT COMPANY SECURITIES: Shares of registered investment        1-3         Market
companies. These may include HighMark Money Market Funds and other registered investment companies for which HighMark, its
sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor. As a shareholder of an investment company, a fund will indirectly bear investment
management fees of that investment company, which are in addition to the management fees the fund pays its own adviser.

INVESTMENT GRADE SECURITIES: Securities rated BBB or higher by        1-3         Market
S&P; Baa or better by Moody's; similarly rated by other                           Credit
nationally recognized rating organizations; or, if not rated,                     Prepayment/Call
determined to be of comparably high quality by a funds' adviser.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar-              1-3         Market
denominated debt securities with remaining maturities of one year                 Credit
or less. These may include short-term U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government
securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

                                 28 PROSPECTUS


HIGHMARK FUNDS


INSTRUMENT                                                            FUND CODE   RISK TYPE
-------------------------------------------------------------------   ---------   ------------------------
OBLIGATIONS OF SUPRANATIONAL AGENCIES: Securities issued by           1-3         Credit
supranational agencies that are chartered to promote economic                     Foreign Investment
development and are supported by various governments and government               Prepayment/Call
agencies.

PREFERRED STOCKS: Equity securities that generally pay dividends at   1-3         Market
a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.

REAL ESTATE INVESTMENT TRUSTS: Real estate investment trusts          1-3         Market
("REITs") are pooled investment vehicles that invest primarily in                 Credit
income-producing real estate or real estate related loans or                      Prepayment/Call
interests. The real estate properties in which REITs invest
typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities.

The yields available from investments in REITs depend on the amount of income and capital appreciation generated by the related properties. By investing in a REIT, a fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the fund.

REPURCHASE AGREEMENTS: The purchase of a security and the             1-3         Market
simultaneous commitment to return the security to the seller at an                Leverage
agreed upon price on an agreed upon date. This is treated as a loan               Counterparty
by a fund.

RESTRICTED SECURITIES: Securities not registered under the            1-3         Liquidity
Securities Act of 1933, such as privately placed commercial paper                 Market
and Rule 144A securities.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the         1-3         Market
simultaneous commitment to buy the security back at an agreed upon                Leverage
price on an agreed upon date. This is treated as a borrowing by a                 Counterparty
fund and may have a leveraging effect.

SECURITIES LENDING: The lending of up to 33 1/3% of a fund's total    1-3         Market
assets. In return a fund will receive cash, other securities and/or               Leverage
letters of credit.                                                                Liquidity
                                                                                  Credit

SWAP AGREEMENTS: A transaction where one security or characteristic   1-3         Management
of a security is swapped for another. An example is when one party                Market
trades newly issued stock for existing bonds with another party.                  Credit
                                                                                  Liquidity
                                                                                  Leverage

TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange   1-3         Liquidity
for a deposit of money.                                                           Credit
                                                                                  Market

                                 PROSPECTUS 29



INSTRUMENT                                                            FUND CODE   RISK TYPE
-------------------------------------------------------------------   ---------   ------------------------
TREASURY INFLATION PROTECTED SECURITIES: Treasury inflation           1-3         Market
protected securities ("TIPS") are fixed income securities issued by               Interest Rate
the U.S. Treasury whose principal value is periodically adjusted according to the rate of inflation. TIPS have varying maturities and pay interest on a semi-annual basis, equal to a fixed
percentage of the inflation-adjusted principal amount. The interest rate on these securities is fixed at issuance, but over the life of the securities, this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

TREASURY RECEIPTS: Treasury receipts, Treasury investment growth      1-3         Market
receipts and certificates of accrual of Treasury securities.

UNIT INVESTMENT TRUSTS: A type of investment vehicle, registered      1-3         Market
with the Securities and Exchange Commission under the Investment
Company Act of 1940, that purchases a fixed portfolio of
income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities or preferred stock.
Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies      1-3         Market
and instrumentalities of the U.S. government. These include Ginnie                Credit
Mae, Fannie Mae and Freddie Mac.                                                  Call

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately traded     1-3         Market
registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest     1-3         Credit
rates that are reset daily, weekly, quarterly or on some other                    Liquidity
schedule. Such instruments may be payable to a fund on demand.                    Market

WARRANTS: Securities that give the holder the right to buy a          1-3         Market
proportionate amount of common stock at a specified price. Warrants               Credit
are typically issued with preferred stock and bonds.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: A purchase of, or     1-3         Market
contract to purchase, securities at a fixed price for delivery at a               Leverage
future date.                                                                      Liquidity
                                                                                  Credit

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of debt that      1-3         Credit
pay no interest, but are issued at a discount from their value at                 Market
maturity. When held to maturity, their entire return equals the                   Zero Coupon
difference between their issue price and their maturity value.

                                 30 PROSPECTUS


HIGHMARK FUNDS

OTHER RISKS

HighMark Funds also offers shares of the Income Plus Allocation Fund, Growth & Income Allocation Fund, Capital Growth Allocation Fund and Diversified Equity Allocation Fund (collectively the "Asset Allocation Portfolios"). Each of the Asset Allocation Portfolios is a "fund-of-funds" that invests in other mutual funds within the HighMark Funds family. Fiduciary shares of the Funds and certain other series of HighMark Funds not offered in this prospectus (collectively the "Underlying Funds") are offered to the Asset Allocation Portfolios. The Asset Allocation Portfolios, individually or collectively, may own significant amounts of shares of each Underlying Fund from time to time. The Asset Allocation Portfolios typically use asset allocation strategies pursuant to which they frequently may increase or decrease the amount of shares of any of the Underlying Funds they own, which could occur daily in volatile market conditions. Depending on a number of factors, including the cash flows into and out of an Underlying Fund as a result of the activity of other investors, an Underlying Fund's asset levels and an Underlying Fund's then-current liquidity, purchases and sales by an Asset Allocation Portfolio could require the Underlying Funds to purchase or sell portfolio securities, increasing the Underlying Funds' transaction costs and possibly reducing the Underlying Funds' performance.

Since substantially all of a Fund's shareholders are expected to be investment advisory clients of the sub-adviser, until the Fund attracts significant assets that are not attributable to clients of the sub-adviser, the total assets of the Fund may fluctuate significantly whenever the sub-adviser increases or decreases its clients' allocation to the Fund. This fluctuation could increase a Fund's transaction costs and possible increase its expense ratio and reduce its performance.

GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are the Main Risks of Investing in This Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.


COUNTERPARTY RISK. The risk that the counterparty to a repurchase agreement or reverse repurchase agreement may not fulfill its obligations under the repurchase agreement or reverse repurchase agreement. A fund's income and the value of a fund's investments could decline as a result.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.


EMERGING MARKET RISK. To the extent that a fund does invest in emerging markets to enhance overall returns, it may face higher political, foreign investment, and market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. See also FOREIGN INVESTMENT RISK below.



EXCHANGE-TRADED FUNDS RISK. Exchange-traded funds charge their own fees and expenses; thus, shareholders of the Funds may bear extra costs, such as duplicative management fees, brokerage commissions and related charges.


FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar-denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be seriously harmed by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.


HEDGING RISK. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a fund's hedging transactions will be effective.



INDUSTRY/SECTOR RISK. The risk involved with excessive exposure to any one industry or sector. A fund may have a heavy weighting in one or more industries or sectors, such as the technology sector or industries or sectors with low price-to-book and price-to-earnings ratios.

                                 PROSPECTUS 31


INVESTMENT STYLE RISK. The risk that the particular type of investment on which a fund focuses (such as small-cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a fund that focuses on that market segment to underperform those that favor other kinds of securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a fund.

MANAGEMENT RISK. The risk that a strategy used by a fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.


MARKET RISK. The risk that a security's market value may decline, especially rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.



MICROCAP COMPANY RISK. The risk involved in investing in companies with micro capitalizations. The risk associated with investing in microcap companies involves greater risk than investing in small, medium or large capitalization companies because the stocks of microcap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, microcap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.



NEW PUBLIC COMPANY RISK. The risks associated with investing in new public companies. These risks include small size, limited financial resources and operating history, dependence on a limited number of products and markets, and lack of management depth.



NON-DIVERSIFICATION RISK. The risk that, as a "nondiversified" fund under the Investment Company Act of 1940, a fund may hold more concentrated positions in individual issuers than diversified mutual funds, and thereby have greater exposure to risks associated with an individual issuer.


POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT & CALL RISK. The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

                                 32 PROSPECTUS


HIGHMARK FUNDS


NOTES

HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER & ADMINISTRATOR

HIGHMARK CAPITAL MANAGEMENT, INC.
350 California Street
San Francisco, CA 94104

SUB-ADVISER

BAILARD, INC.
950 Tower Lane, Suite 1900
Foster City, CA 94404

CUSTODIAN

UNION BANK OF CALIFORNIA, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR


PFPC Distributors, Inc.


760 Moore Road
King of Prussia, PA 19406


LEGAL COUNSEL

ROPES & GRAY LLP
One Embarcadero Center, Suite 2200
San Francisco, CA 94111

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM




TRANSFER AGENT

STATE STREET BANK AND TRUST COMPANY
PO Box 8416
Boston, MA 02266

HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

To obtain the SAI free of charge, or for more information:

BY TELEPHONE: call 1-800-433-6884

BY MAIL: write to us at
         HighMark Funds


         c/o PNC Global Investment Servicing (U.S.) Inc.


         760 Moore Road
         King of Prussia, PA 19406

BY INTERNET: www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI and other information about the HighMark Funds from the SEC Website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

HighMark Funds' Investment Company Act registration number is 811-05059.

                                   (GRAPHIC)

(HIGHMARK(R) FUNDS LOGO)

445 South Figueroa Street - Suite 306 - Los Angeles - California - 90071



www.highmark funds.com                                          HMK-PS-026-0600



                                                                 84823-M (12/08)

HIGHMARK

The smarter approach to investing.

MONEY MARKET

PROSPECTUS

FIDUCIARY SHARES

-    100% U.S. Treasury Money Market Fund

-    California Tax-Free Money Market Fund

-    Diversified Money Market Fund


-    Treasury Plus Money Market Fund


-    U.S. Government Money Market Fund

                                    (GRAPHIC)

(HIGHMARK FUNDS(R) LOGO)


The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful. As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of Union Bank of California, N.A., its affiliates or any bank. It is not insured by the FDIC or any other government agency.

                                  PROSPECTUS 1


HOW TO READ THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios. The funds have individual investment goals and strategies. This prospectus gives you important information about the Fiduciary Shares of HighMark's Money Market Funds (the "Funds") that you should know before investing. Each Fund also offers two additional classes of Shares called Class A Shares and Class S Shares, which are offered in separate prospectuses. In addition, the HighMark U.S. Government Money Market Fund offers additional classes of Shares called Class B Shares and Class C Shares.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Funds.

INDIVIDUAL HIGHMARK FUND PROFILES


100% U.S. Treasury Money Market Fund ..................................
California Tax-Free Money Market Fund .................................
Diversified Money Market Fund .........................................
Treasury Plus Money Market Fund .......................................
U.S. Government Money Market Fund .....................................


SHAREOWNER GUIDE -- HOW TO INVEST IN THE HIGHMARK FUNDS


Choosing a Share Class ................................................
Payment to Financial Firms ............................................
Opening an Account ....................................................
Buying Shares .........................................................
Selling Shares ........................................................
Exchanging Shares .....................................................
Transaction Policies ..................................................
Dividends .............................................................
Taxes .................................................................
Investor Services .....................................................


MORE ABOUT THE HIGHMARK FUNDS


Investment Management .................................................
Financial Highlights ..................................................
Other Investment Matters ..............................................
Glossary of Investment Risks ..........................................



FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS



Union Bank of California, N.A., is the parent company of HighMark Capital Management, Inc., the investment adviser of the Funds.


INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.


The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.



Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.


The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.




$    FUND SUMMARY

"    INVESTMENT STRATEGY

!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

@    PERFORMANCE INFORMATION

?    DID YOU KNOW?

#    FUND INFORMATION

$    FEES AND EXPENSES

                                  2 PROSPECTUS


HIGHMARK MONEY MARKET FUNDS

100% U.S. TREASURY MONEY MARKET FUND

$    FUND SUMMARY

INVESTMENT GOAL                 To seek current income with liquidity and
                                stability of principal

INVESTMENT FOCUS                U.S. Treasury obligations

PRINCIPAL INVESTMENT STRATEGY   Invests exclusively in short-term U.S. Treasury
                                obligations

SHARE PRICE VOLATILITY          Low

INVESTOR PROFILE                Highly risk averse investors seeking current
                                income from a money market fund that invests
                                entirely in U.S. Treasury securities

"    INVESTMENT STRATEGY

HighMark 100% U.S. Treasury Money Market Fund seeks current income with liquidity and stability of principal. The Fund invests exclusively in U.S. Treasury securities and separately traded components of those securities called "STRIPs."

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the portfolio will have an effective maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

-    The outlook for interest rates.

- Buying and selling activity in the Treasury market as a whole and/or demand for individual Treasury securities.

-    Imbalances in the supply of Treasuries relative to demand.

-    The appropriateness of particular securities to the Fund's objectives.


For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ____.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's fixed income portion, the greater its interest rate risk.


MARKET RISK: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.



For more information about this risk, please see "Glossary of Investment Risks" on page _____. For more information about additional risks to which the Fund may be subject, please see page _______.


AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                  PROSPECTUS 3


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

                                   (BAR CHART)

100% U.S. Treasury Money Market Fund


1998   4.86%
1999   4.41%
2000   5.58%
2001   3.71%
2002   1.33%
2003   0.60%
2004   0.74%
2005   2.47%
2006   4.25%
2007   4.11%



BEST QUARTER   WORST QUARTER
------------   -------------
   1.46%          0.11%
(12/31/00)     (09/30/03)



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ____%.



THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07.



                                                                         SINCE
                                         1 YEAR   5 YEARS   10 YEARS   INCEPTION*
                                         ------   -------   --------   ----------
100% U.S. Treasury Money Market Fund
   Fiduciary Shares                       4.11%     2.42%     3.19%      4.26%


*    Since 8/10/87.

YIELD


The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about HighMark 100% U.S. Treasury Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.


The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

#    FUND INFORMATION

CLASS       CUSIP       TICKER
-----       ---------   ------
Fiduciary   431114503   HMTXX

?    DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

                                                                     (CONTINUED)

                                  4 PROSPECTUS


HIGHMARK MONEY MARKET FUNDS

100% U.S. TREASURY MONEY MARKET FUND (CONTINUED)

$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                       FIDUCIARY
                                                                         SHARES
                                                                       ---------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of
   offering price)                                                         0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset
   value)                                                                  0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*        0%

ANNUAL FUND OPERATING EXPENSES


                                                                       FIDUCIARY
                                                                         SHARES
                                                                       ---------
Investment Advisory Fees                                                 0.30%
Distribution (12b-1) Fees                                                0.00%
Other Expenses                                                            ___%
   TOTAL ANNUAL FUND OPERATING EXPENSES                                   ___%
Fee Waivers                                                               ___%
   NET EXPENSES+                                                          ___%


*    Does not include any wire transfer fees, if applicable.


+ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Fiduciary Shares from exceeding ____% for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     ------   -------   -------   --------
FIDUCIARY A SHARES    $___      $___      $___      $___

                                  PROSPECTUS 5


HIGHMARK MONEY MARKET FUNDS

CALIFORNIA TAX-FREE MONEY MARKET FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek current income exempt from federal and
                                California state personal income taxes with
                                liquidity and stability of principal

INVESTMENT FOCUS                California tax-free money market securities

PRINCIPAL INVESTMENT STRATEGY   Attempts to invest in high-quality, short-term
                                California tax-free securities

SHARE PRICE VOLATILITY          Low

INVESTOR PROFILE                California residents seeking income exempt from
                                federal and California state personal income
                                taxes

"    INVESTMENT STRATEGY

HighMark California Tax-Free Money Market Fund seeks as high a level of current income exempt from federal and California personal income tax as is consistent with the preservation of capital and stability of principal.

To pursue this goal, the Fund normally invests at least 80% of its total assets in short-term, HIGH-QUALITY California MUNICIPAL SECURITIES. It may also invest in non-rated securities that the portfolio managers judge to be of comparably high quality. At times, the Fund may also invest up to 10% of its assets in other mutual funds with similar objectives. The Fund may, in addition, invest up to 20% in short-term obligations that pay interest which is not exempt from California personal income taxes, federal income taxes and/or the alternative minimum tax.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the portfolio will have an effective maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

-    The outlook for interest rates.

- Buying and selling activity in the California municipal securities market as a whole and/or for individual securities.

-    Imbalances in the supply of securities relative to demand.

-    The appropriateness of particular securities to the Fund's objectives.

In an effort to preserve the value of your investment under volatile market conditions, the managers may temporarily invest a significant amount of the Fund's assets in very short-term taxable obligations called money market securities. They may also do so when there is not a sufficient supply of California municipal securities that meet their investment criteria.


For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ____.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

STATE SPECIFIC RISK: By concentrating its investments in California, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified.

INTEREST-RATE RISK: The possibility that the value of the Fund's investments will decline in value due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's fixed income portion, the greater its interest rate risk.


MARKET RISK: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.


CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its obligations. In general, the lower a security's rating, the greater its credit risk.


LIQUIDITY RISK: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.



For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


                                                                     (CONTINUED)

                                  6 PROSPECTUS


HIGHMARK MONEY MARKET FUNDS

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*


BEST QUARTER   WORST QUARTER
------------   -------------
    0.88%           0.11%
 (06/30/00)      (09/30/03)



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS _____%.


                                   (BAR CHART)


1998   2.89%
1999   2.64%
2000   3.27%
2001   2.15%
2002   1.03%
2003   0.63%
2004   0.80%
2005   1.93%
2006   2.93%
2007   3.13%



THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07.



                                                                           SINCE
                                           1 YEAR   5 YEARS   10 YEARS   INCEPTION
                                           ------   -------   --------   ---------
CALIFORNIA TAX-FREE MONEY MARKET FUND(1)
   Fiduciary Shares                         3.13%    1.88%      2.13%      2.47%*



(1) Performance for the Fiduciary Shares includes the performance of Stepstone California Tax-Free Money Market Fund for the period prior to its consolidation with HighMark California Tax-Free Money Market Fund on 4/25/97.


*    Since 6/10/91.

YIELD


The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about HighMark California Tax-Free Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.


The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

#    FUND INFORMATION

  CLASS       CUSIP     TICKER
---------   ---------   ------
Fiduciary   431114842    HMCXX

?    DID YOU KNOW?

MUNICIPAL SECURITIES are issued by California and other states, cities and municipalities to help finance utilities, schools, public works projects and facilities, among other things.


The managers consider HIGH-QUALITY SECURITIES to be those rated in the top two credit rating categories by nationally recognized rating agencies such as S&P.


A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

                                  PROSPECTUS 7


$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                      FIDUCIARY
                                                                                        SHARES
                                                                                      ---------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)       0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                 0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                       0%

ANNUAL FUND OPERATING EXPENSES


                                                                                      FIDUCIARY
                                                                                        SHARES
                                                                                      ---------
Investment Advisory Fees                                                                0.30%
Distribution (12b-1) Fees                                                               0.00%
Other Expenses                                                                           ___%
Acquired Fund Fees and Expenses+                                                         ___%
   TOTAL ANNUAL FUND OPERATING EXPENSES++                                                ___%
Fee Waivers                                                                              ___%
   NET EXPENSES+++                                                                       ___%


*    Does not include any wire transfer fees, if applicable.


+ The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2008.



++ The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.



+++ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and expenses indirectly incurred by the Fund through investments in Acquired Funds) for Fiduciary Shares from exceeding ___% for the period beginning December 1, 2008 and ending on November 30, 2009. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in Acquired Funds) at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:



                             Fiduciary Shares: ___%


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                   ------   -------   -------   --------
FIDUCIARY SHARES    $___      $___      $___      $___

                                  8 PROSPECTUS


HIGHMARK MONEY MARKET FUNDS

DIVERSIFIED MONEY MARKET FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek current income with liquidity and stability of principal

INVESTMENT FOCUS                High-quality, short-term debt securities

PRINCIPAL INVESTMENT STRATEGY   Employs top-down analysis of economic and market factors to select Fund investments

SHARE PRICE VOLATILITY          Low

INVESTOR PROFILE                Short-term or risk-averse investors seeking our typically highest-yielding money market fund.

"    INVESTMENT STRATEGY


HighMark Diversified Money Market Fund seeks to generate current income with liquidity and stability of principal. To pursue this goal, the Fund invests primarily in high-quality, short-term debt securities. "High-quality" securities are those that at least one nationally recognized rating agency such as S&P has judged financially strong enough to be included in its highest credit-quality category for short-term securities. The Fund may also invest in non-rated securities if the portfolio managers believe they are of comparably high quality.


In choosing investments for the Fund, the portfolio managers consider several factors, including:

-    The outlook for interest rates.

- Buying and selling activity in the high-quality, short-term securities market as a whole and/or for individual securities.

- Current imbalances in the supply of high-quality, short-term securities relative to demand.

-    The appropriateness of particular securities to the Fund's objectives.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the portfolio will have an effective maturity of no more than 397 days.

Although the portfolio managers strive to ensure that the Fund is diversified, from time to time they may concentrate the Fund's assets in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks, to the extent permitted under applicable SEC guidelines, if they believe it is in the best interest of the Fund's shareholders.


For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ___.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's fixed income portion, the greater its interest rate risk.


MARKET RISK: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.


CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security's credit rating, the greater its credit risk.


LIQUIDITY RISK: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.



For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                  PROSPECTUS 9


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

                                   (BAR CHART)

Diversified Money Market Fund


1998   5.15%
1999   4.78%
2000   6.08%
2001   3.92%
2002   1.46%
2003   0.73%
2004   0.94%
2005   2.82%
2006   4.68%
2007   4.97%



BEST QUARTER   WORST QUARTER
------------   -------------
1.57%              0.15%
(09/30/00)      (06/30/04)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ____%.



THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07.



                                                      SINCE
                      1 YEAR   5 YEARS   10 YEARS   INCEPTION
                      ------   -------   --------   ---------
DIVERSIFIED MONEY
MARKET FUND(1)
   Fiduciary Shares    4.97%    2.81%      3.54%      3.97%*



(1) Performance for the Fiduciary Shares includes the performance of Stepstone Money Market Fund for the periods prior to its consolidation with HighMark Diversified Money Market Fund on 4/25/97.


*    Since 2/1/91.

YIELD


The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about HighMark Diversified Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.


The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

#    FUND INFORMATION

CLASS       CUSIP       TICKER
---------   ---------   ------
Fiduciary   431114883   HMDXX

?    DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

                                                                     (CONTINUED)

                                  10 PROSPECTUS


HIGHMARK MONEY MARKET FUNDS

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                  FIDUCIARY
                                                    SHARES
                                                  ---------
Maximum Sales Charge (Load) Imposed on Purchase
   (as a percentage of offering price)                0%
Maximum Deferred Sales Charge (Load)
   (as a percentage of net asset value)               0%
Redemption Fee (as a percentage of
   amount redeemed, if applicable)*                   0%

ANNUAL FUND OPERATING EXPENSES


                                                  FIDUCIARY
                                                   SHARES
                                                  ---------
Investment Advisory Fees                             0.30%
Distribution (12b-1) Fees                            0.00%
Other Expenses                                       ____%
   TOTAL ANNUAL FUND OPERATING EXPENSES              ____%
Fee Waivers                                          ____%
   NET EXPENSES+                                     ____%


*    Does not include any wire transfer fees, if applicable.


+ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Fiduciary Shares from exceeding ____% for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                   ------   -------   -------   --------
FIDUCIARY SHARES    $___      $___      $___      $___

                                  PROSPECTUS 11



HIGHMARK MONEY MARKET FUNDS


TREASURY PLUS MONEY MARKET FUND

$    FUND SUMMARY

INVESTMENT GOAL                 To seek current income with liquidity and
                                stability of principal

INVESTMENT FOCUS                U.S. Treasury obligations and repurchase
                                agreements

PRINCIPAL INVESTMENT STRATEGY   Invests in U.S. Treasury bills, notes and other
                                obligations issued or guaranteed by the U.S.
                                Treasury and repurchase agreements collateralized
                                by such obligations

SHARE PRICE VOLATILITY          Low

INVESTOR PROFILE                Risk averse investors seeking current income from
                                a money market fund that invests in
                                U.S. Treasury securities

"    INVESTMENT STRATEGY

HighMark Treasury Plus Money Market Fund seeks current income with liquidity and stability of principal. To pursue its goal, the Fund primarily invests in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by such obligations. The Fund may also invest in reverse repurchase agreements.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the Fund will have an effective maturity of no more than 397 days.

In choosing investments for the Fund, the Fund managers consider such factors as:

-    The outlook for interest rates,

- Buying and selling activity in the Treasury market as a whole and/or demand for individual Treasury securities,

-    Imbalances in the supply of Treasuries relative to demand,

-    Liquidity, market risk and yield of various investment options, and/or

-    The appropriateness of particular securities to the Fund's objectives.

For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page __.

!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's fixed income portion, the greater its interest rate risk.

MARKET RISK: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

LEVERAGE RISK: Investments in the types of securities that create leverage are associated with the risk that such securities or investment practices may magnify small index or market movements into large changes in value.

CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its obligations. In general, the lower a security's rating, the greater its credit risk.

COUNTERPARTY RISK: The risk that the counterparty to a repurchase agreement or reverse repurchase agreement may not fulfill its obligations under the repurchase agreement or reverse repurchase agreement. The Fund's income and the value of the Fund's investments could decline as a result.

LIQUIDITY RISK: The possibility that a security may be difficult or impossible to sell at the time and price the Fund wishes. The Fund may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity, all of which could hamper the management or performance of the Fund.

For more information about these risks, please see "Glossary of Investment Risks" on page __. For more information about additional risks to which the Fund may be subject, please see page __.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                                     (CONTINUED)

                                 12 PROSPECTUS



HIGHMARK MONEY MARKET FUNDS



TREASURY PLUS MONEY MARKET FUND (CONTINUED)


@    PERFORMANCE INFORMATION

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had less than a full calendar year of performance as of the date of this Prospectus, the bar chart and table are not shown.

YIELD

The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about HighMark Treasury Plus Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

#    FUND INFORMATION

CLASS         CUSIP     TICKER
-----       ---------   ------
Fiduciary   431123108    HMFXX

?    DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

                                  PROSPECTUS 13


$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                      FIDUCIARY
                                                                                       SHARES
                                                                                      ---------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)       0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                 0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                       0%

ANNUAL FUND OPERATING EXPENSES


                                                                                      FIDUCIARY
                                                                                       SHARES
                                                                                      ---------
Investment Advisory Fees                                                               0.30%
Distribution (12b-1) Fees                                                              0.00%
Other Expenses+                                                                         ___%
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                 ___%
Fee Waivers                                                                             ___%
   NET EXPENSES++                                                                       ___%


*    Does not include any wire transfer fees, if applicable.

+    Other Expenses are based on estimated amounts for the current fiscal year.


++ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Fiduciary Shares from exceeding 0.55% for the period beginning December 1, 2008 and ending on November 30, 2009. In addition, the Fund's Adviser has agreed to waive an additional portion of its fees and/or reimburse an additional portion of its expenses for the period beginning August 14, 2008 and ending February 14, 2009, which will result in an expense ratio lower than that stated above and will provide investors with a higher yield during the period.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                   1 YEAR   3 YEARS
                   ------   -------
FIDUCIARY SHARES    $___      $___

                                 14 PROSPECTUS


HIGHMARK MONEY MARKET FUNDS

U.S. GOVERNMENT MONEY MARKET FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek current income with liquidity and
                                stability of principal

INVESTMENT FOCUS                Short-term obligations issued or guaranteed by
                                the U.S. government and its agencies

PRINCIPAL INVESTMENT STRATEGY   Employs top-down analysis of economic and market
                                factors to select Fund investments

SHARE PRICE VOLATILITY          Low

INVESTOR PROFILE                Short-term or risk-averse investors seeking a
                                money market fund investing primarily in U.S.
                                government obligations

"    INVESTMENT STRATEGY

HighMark U.S. Government Money Market Fund seeks current income with liquidity and stability of principal. To pursue this goal, the Fund invests exclusively in short-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae") and the Federal National Mortgage Association ("Fannie Mae"). Some of these debt obligations may be subject to repurchase agreements. In certain cases, securities issued by government-sponsored agencies may not be guaranteed or insured by the U.S. government.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the portfolio will have an effective maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

-    The outlook for interest rates.

- Buying and selling activity in the U.S. government securities market as a whole and/or for individual securities.

-    Imbalances in the supply of U.S. government securities relative to demand.

-    The appropriateness of particular securities to the Fund's objectives.


For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ___.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's fixed income portion, the greater its interest rate risk.


MARKET RISK: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.



CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security's credit rating, the greater its credit risk.


GOVERNMENT-SPONSORED ENTITIES RISK: The securities in which the Fund invests that are issued by government-sponsored entities may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.


LIQUIDITY RISK: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.



For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.

                                  PROSPECTUS 15



AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

                                   (BAR CHART)

U.S. Government Money Market Fund


1998   5.02%
1999   4.66%
2000   5.95%
2001   3.66%
2002   1.38%
2003   0.67%
2004   0.85%
2005   2.75%
2006   4.58%
2007   4.70%



BEST QUARTER   WORST QUARTER
------------   -------------
    1.54%          0.13%
 (09/30/00)      (06/30/04)



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ____%.



THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07.



                                                                    SINCE
                                    1 YEAR   5 YEARS   10 YEARS   INCEPTION
                                    ------   -------   --------   ---------
U.S. GOVERNMENT MONEY MARKET FUND
   Fiduciary Shares                  4.70%    2.70%      3.41%      4.42%*


*    Since 8/10/87.

YIELD


The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about HighMark U.S. Government Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or seven-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.


The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

#    FUND INFORMATION

CLASS         CUSIP     TICKER
-----       ---------   ------
Fiduciary   431114701    HMGXX

?    DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

                                                                     (CONTINUED)

                                  16 PROSPECTUS



HIGHMARK MONEY MARKET FUNDS



U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)


$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                            FIDUCIARY
                                                                              SHARES
                                                                            ---------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of
   offering price)                                                              0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)       0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*             0%

ANNUAL FUND OPERATING EXPENSES


                                                                            FIDUCIARY
                                                                              SHARES
                                                                            ---------
Investment Advisory Fees                                                       0.30%
Distribution (12b-1) Fees                                                      0.00%
Other Expenses                                                                  ___%
   TOTAL ANNUAL FUND OPERATING EXPENSES                                         ___%
Fee Waivers                                                                     ___%
   NET EXPENSES+                                                                ___%


*    Does not include any wire transfer fees, if applicable.


+ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Fiduciary Shares from exceeding ___% for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                   ------   -------   -------   --------
FIDUCIARY SHARES    $___      $___      $___      $___

                                  PROSPECTUS 17


SHAREOWNER GUIDE - HOW TO INVEST IN THE HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the HighMark Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

CHOOSING A SHARE CLASS

HighMark Funds offers different classes of Fund Shares, which have different expenses and other characteristics. Only one class of Fund Shares, Fiduciary Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of HighMark's Fiduciary Shares:

FIDUCIARY SHARES

-    No sales charge.

-    No Distribution (12b-1) fees.

-    Available only to the following investors and accounts:

     1 Fiduciary, advisory, agency, custodial and other similar accounts maintained with Union Bank of California, N.A., or its affiliates;

     2 Non-fiduciary IRA accounts investing in a HighMark Equity or Fixed-Income Fund that were established with The Bank of California, N.A., prior to June 20, 1994, and have remained open since then;

     3 Investors who currently own Shares of a HighMark Equity or Fixed-Income Fund that they purchased prior to June 20, 1994, within an account registered in their name with the Funds;

     4 Union Bank of California, N.A and its affiliates, for their own accounts; HighMark Capital Management, Inc. employees (and their spouses and children under the age of 21), current and retired trustees of HighMark Funds (and their spouses and children under the age of 21), provided that they purchase the Shares directly from HighMark Funds' Transfer Agent; current and retired trustees of HighMark Funds, directors, officers and employees (and their spouses and children under the age of 21) of Union Bank of California who currently own Shares of HighMark Funds that they purchased before April 30, 1997; and directors, officers and employees (and their spouses and children under the age of 21) of HighMark Funds' former distributors who currently own Shares of HighMark Funds that they purchased before April 30, 1997;

     5 Registered investment advisers who are regulated by a federal or state governmental authority or financial planners who are buying Fiduciary Shares for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who are compensated by their clients on the basis of an ad valorem fee;


     6    Qualified retirement plans; and


     7 Financial institutions that may buy Shares on their own account or as record owner on behalf of fiduciary, agency or custodial accounts, with a minimum investment of $250,000 per Fund.

FOR THE ACTUAL PAST EXPENSES OF THE FIDUCIARY SHARES, SEE THE INDIVIDUAL FUND PROFILES EARLIER IN THIS PROSPECTUS.

THE FUNDS ALSO OFFER CLASS A AND CLASS S SHARES, EACH OF WHICH HAS ITS OWN EXPENSE STRUCTURE. THE U.S. GOVERNMENT MONEY MARKET FUND ALSO OFFERS CLASS B AND CLASS C SHARES (CLASS A, CLASS B AND CLASS C SHARES ARE COLLECTIVELY "RETAIL SHARES"). RETAIL SHARES ARE AVAILABLE TO NON-FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., WHO ARE NOT OTHERWISE ELIGIBLE FOR FIDUCIARY SHARES. CLASS S SHARES ARE AVAILABLE ONLY TO INVESTORS IN THE UNION BANK OF CALIFORNIA CORPORATE SWEEP PRODUCT. CALL US AT 1-800-433-6884 FOR MORE DETAILS.

PAYMENTS TO FINANCIAL FIRMS


Your broker, dealer, financial adviser or other financial intermediaries may receive certain payments and compensation described below. These arrangements may apply to any or all of your Shares, including but not limited to, Shares held through retirement plans. For purposes of the following, "financial firms" means brokers, dealers, financial advisers and other financial intermediaries, including UnionBanc Investment Services LLC, TruSource and other affiliates of HighMark Capital Management, Inc., through which you purchase your Shares.



A Fund may make payments under HighMark Funds' shareholder services plans relating to the Fiduciary Shares to financial firms that agree to provide certain shareholder support services for their customers or account holders who are the beneficial or record owners of Shares of the Fund. In consideration for such services, a financial firm is compensated by the applicable Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of the applicable class(es) of Shares of such Fund. The shareholder services plans are more fully described in the Statement of Additional Information (SAI). Financial firms may also receive sales charges, distribution fees, servicing fees and other compensation relating to other classes of Shares and other series of HighMark Funds not offered in this prospectus.


MARKETING SUPPORT PAYMENTS. HighMark Capital Management, Inc. may also make payments from its own assets to financial firms that sell the HighMark Funds. The amounts of these payments may vary from time to time. Speak with your financial adviser to learn more about these payments.

                                 18 PROSPECTUS


HIGHMARK FUNDS

PAYMENTS FOR DISTRIBUTION AND SHAREHOLDER SERVICES.


In addition to the foregoing marketing support payments, HighMark Capital Management, Inc., directly or through an agent, also pays out of its own assets compensation to financial firms for the sale and distribution of the Shares of any of the Funds and/or for the servicing of Shares of any of the Funds. These payments made by HighMark Capital Management, Inc. may be made to supplement commissions paid to financial firms, and may take the form of (1) due diligence payments for a financial firm's examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a financial firm's list of mutual funds available for purchase by its clients; (3) fees for providing the Funds with "shelf space" and/or a higher profile for a financial firm's financial consultants and their customers and/or placing the Funds on the financial firm's preferred or recommended list; (4) marketing support fees for providing assistance in promoting the sale of Shares; (5) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; (6) payments for maintaining shareholder accounts on a financial firm's platform; and (7) payments for the sale of Shares and/or the maintenance of share balances.


Payments made by HighMark Capital Management, Inc. or its agents to a financial firm also may be used by the financial firm to pay for the travel expenses, meals, lodging and entertainment of the firm's salespersons and guests in connection with education, sales and promotional programs. These programs, which may be different for different financial firms, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.

A number of factors are considered in determining the amount of these additional payments, including each financial firm's HighMark Funds sales and total assets, and the financial firm's willingness to give HighMark Capital Management, Inc. or the Funds' distributor access to its financial advisers for educational purposes. At times, the financial firm might include the Funds on a "select" or "preferred" list. HighMark Capital Management's goals include educating the investment advisers about the Funds so that they can provide suitable information and advice to prospective investors and shareholders of the Funds.


For the calendar year 2007, the financial firms that received these additional payments, which totaled approximately $1.7 million, from HighMark Capital Management, Inc. include (but are not necessarily limited to) the following:



ADP Clearing & Outsourcing Svcs.



American Investors Co.



American Portfolio Financial Serv.



Ameritrade Inc.



AXA Advisors, LLC



Bearstearns Security Corp.



Brookstreet Securities Corp.



Capital Financial Group



Centaurus Financial, Inc.



Charles Schwab



Commercial Book Keeping



Commonwealth Financial Network



Creative Wealth Strategies



Crowell Weeden & Co.



Crown Capital Securities, LP



D.A. Davidson



E*Trade



Empire Financial Group



Ensemble Financial Services Inc.



ePlanning Securities, Inc.



Farmers Finl Solutions LLC



Ferris, Baker Watts Inc.



Financial Advisors of America LLC



Financial Network Investment Corp.



First Allied Securities Inc.



First Clearing LLC



Foothill Securities Inc.



Fortune Financial Svc. Inc.



Geneos Wealth Management, Inc.



Girard Securities Inc.



Gunn Allen Financial



H&R Block Financial Advisors, Inc.



H. Beck, Inc.



Harvest Capital LLC



Hazlett Burt & Watson



Independent Financial Group LLC



Invest Financial Corporation



Investacorp, Inc.



Investors Capital Corp.



J W Cole Financial Inc.



Janney Montgomery Scott



Jefferson Pilot Securities Corp.



Legend Equities Corporation



Linsco Private Ledger



Managed Financial Broker Service



Mesirow Financial



Mid Atlantic Inst'l Shares Inc.



Morgan Keegan & Co.


Morgan Stanley Dean Witter
MS & Co. Inc.
Mutual Service Corp.


National Financial Services, Corp.


National Investor Services Co.
National Planning Corp.
National Securities Corporation
Nationwide Planning Assoc. Inc.
Next Financial Group, Inc.
OFG Financial Services Inc.
Oppenheimer & Co. Inc.
PaineWebber Incorporated
Pension Financial Services
Pershing LLC
Prime Vest Financial Services
Proequities Inc.
Prudential Investment Mgmt Srvcs
QA3 Financial Corp.
Questar Capital Corporation
RBC Dain Rauscher, Inc.
Ridge Clearing & Outsourcing
Robert W. Baird & Co.
Royal Alliance
Scottrade Inc.
Securities America
Securities Services Network Inc.
SEI Investments Distribution Co.
Shiraishi Financial Group
SII Investments Inc.
Sterne Agee & Leach
Stifel Nicolaus & Co. Inc.
TD Ameritrade Institutional
Triad Advisors
UBS Financial Services, Inc.
UnionBanc Investment Services
United Planners Financial
United Securities Alliance Inc.
USA Financial Securities Corp.
VSR Financial Services
Wachovia Securities LLC
Wedbush Morgan Securities
Wells Fargo Investments LLC
Wells Fargo Securities
Western International Securities
William Jeffery & Associates
WNA Investment Programs, Inc.
WRP Investments Inc.
XCU Capital Corporation Inc.


HighMark Capital Management, Inc. may have established relationships with other financial firms since the end of 2007 in which these additional payments are made. Speak with your financial adviser to learn whether his or her firm has such a relationship.



Pursuant to the terms of an agreement between HighMark Capital Management, Inc. and HighMark Funds' distributor, HighMark Capital Management, Inc. makes payments to the distributor for distribution services related to the Funds.


IF INVESTMENT ADVISERS, ADMINISTRATORS, DISTRIBUTORS OR AFFILIATES OF MUTUAL FUNDS PAY BONUSES AND INCENTIVES IN DIFFERING AMOUNTS, FINANCIAL FIRMS AND THEIR FINANCIAL CONSULTANTS MAY HAVE FINANCIAL INCENTIVES FOR RECOMMENDING A PARTICULAR MUTUAL FUND OVER OTHER MUTUAL

                                 PROSPECTUS 19


FUNDS. IN ADDITION, DEPENDING ON THE ARRANGEMENTS IN PLACE AT ANY PARTICULAR TIME, A FINANCIAL FIRM AND ITS FINANCIAL CONSULTANTS MAY ALSO HAVE A FINANCIAL INCENTIVE FOR RECOMMENDING A PARTICULAR SHARE CLASS OVER OTHER SHARE CLASSES. Speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Funds, HighMark Capital Management, Inc. and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial adviser at the time of purchase. HighMark Capital Management does not consider sales of Shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. However, some broker-dealers that sell Shares of the Funds may receive commissions from a Fund in connection with the execution of the Fund's portfolio transactions.

OPENING AN ACCOUNT

1.   Read this prospectus carefully.

2. Determine how much money you want to invest. The minimum investments for the Fiduciary Shares of the HighMark Funds are as follows:


      -     INITIAL PURCHASE:      $1,000 for each Fund
                                   $100 for each Fund for
                                   Automatic Investment Plan

      -    ADDITIONAL PURCHASES:   $100 for each Fund
                                   $100 monthly minimum per
                                   HighMark Fund for Automatic
                                   Investment Plan




     We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans or 401(k) or similar plans. Financial intermediaries may aggregate accounts to meet investment minimum.


3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call us at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.


5. CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.


     What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you, which information may include your social security number or taxpayer identification number. This information will be verified to ensure the identity of all persons opening an account.

     HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

     In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and HighMark Funds shall have no obligation with respect to the terms of any such document.

     Attempts to collect the missing information required on the application will be performed by contacting either you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

     Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

     However, HighMark Funds reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund Shares and will be subject to corresponding tax implications.

     WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF HIGHMARK FUNDS OR THE FUNDS' ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

BUYING SHARES


BY CHECK



OPENING AN ACCOUNT



-    Make out a check for the investment amount, payable to "HighMark Funds."



- Deliver the check and your completed application to your financial representative, or mail them to our Transfer Agent (see address on next page).



ADDING TO AN ACCOUNT



-    Make out a check for the investment amount, payable to "HighMark Funds."

                                  20 PROSPECTUS


HIGHMARK FUNDS


- Include a note specifying the Fund name, your share class, your account number and the name(s) in which the account is registered.



- Deliver the check and your note to your financial representative, or mail them to our Transfer Agent.



TRANSFER AGENT ADDRESS:
HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884



All purchases made by check should be in U.S. dollars.



THIRD PARTY CHECKS, CREDIT CARD CHECKS, TRAVELER'S CHECKS, STARTER CHECKS, MONEY ORDERS OR CASH WILL NOT BE ACCEPTED.


BY WIRE

OPENING AN ACCOUNT

- Deliver your completed application to your financial representative, or mail it to our Transfer Agent (address below).

- Obtain your Fund account number by calling your financial representative or our Transfer Agent.

-    Instruct your bank to wire the amount of your investment to:

     State Street Bank and Trust Company
     225 Franklin Street
     Boston, MA 02101
     ABA# 011000028
     DDA# 9905-194-8

     Specify the Fund name, your choice of share class, the new Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

ADDING TO AN ACCOUNT

-    Call our Transfer Agent before wiring any funds.

-    Instruct your bank to wire the amount of your investment to:

     State Street
     Bank and Trust Company
     225 Franklin Street
     Boston, MA 02101
     ABA# 011000028
     DDA# 9905-194-8

     Specify the Fund name, your share class, your Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

     TRANSFER AGENT ADDRESS:
     HighMark Funds
     P.O. Box 8416
     Boston, MA 02266-8416
     Phone Number: 1-800-433-6884

THROUGH FINANCIAL INSTITUTIONS

- Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

BY EXCHANGE

- Call us at 1-800-433-6884 or contact your financial representative to request an exchange.


Contact your financial representative for instructions and assistance.



To add to an account using the Automatic Investment Plan, see "Investor
Services."


SELLING SHARES

THROUGH FINANCIAL INSTITUTIONS

- Contact your financial institution to find out more about their procedures for transmitting orders to HighMark Funds.

BY EXCHANGE

- Obtain a current prospectus for the Fund into which you are exchanging by calling us or contacting your financial representative.

-    Call us or contact your financial representative to request an exchange.

Contact your financial representative for instructions and assistance.

To make systematic withdrawals from an account, see "Investor Services."

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a medallion guarantee, which protects you against fraudulent orders. You will need a medallion guarantee if:

-    you are selling more than $50,000 worth of Shares.

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or by wire or the Automated Clearing House (ACH) to a bank account other than that on record.

-    you changed your address of record within the last 30 days.

You should be able to obtain a medallion guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a medallion guarantee.


RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

                                  PROSPECTUS 21


INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in any Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in a Fund and then sell some of your Shares within a fairly short period of time. Before any Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your account balance up to or above the minimum.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You may exchange Fiduciary Shares of one HighMark Fund for Fiduciary Shares of another HighMark Fund (the "new HighMark Fund"), provided that you:

-    Are qualified to invest in the new HighMark Fund.

- Satisfy the initial and additional investment minimums for the new HighMark Fund.

- Maintain the minimum account balance for each HighMark Fund in which you invest.


Your cost for buying shares in the new HighMark Fund is based on the net asset values of the shares you are exchanging. You may also exchange your Fiduciary Shares of a HighMark Fund for Class A or Class C Shares of another HighMark Fund. In that case, your cost for buying Shares in the new HighMark Fund is based on the net asset value of the Shares you are exchanging plus any applicable sales charge.



An exchange will be treated as a sale for tax purposes.


TRANSACTION POLICIES

VALUATION OF SHARES. A Fund's net asset value per share of a class is calculated according to the following formula:

     (Total market value of the Fund's investments and other assets allocable to the class - the class's liabilities)


     / Total number of the Fund's Shares outstanding in the class


     = The class's net asset value per share


We determine the net asset value (NAV) of each HighMark Money Market Fund as of 11:00 a.m. Pacific time (2:00 p.m. Eastern time) every business day, based on the amortized cost of the Fund's assets. Amortized cost does not take into account unrealized capital gains or losses. We strive to keep each money market fund's NAV at a constant $1.00, but there is a remote possibility that you could lose money by investing in the Funds. If the amortized cost of a Fund's assets is not available, we value its securities by using a method that HighMark Funds' Board of Trustees believes accurately reflects fair value. HighMark Funds' Board of Trustees reviews and approves HighMark Funds' fair valuation procedures in advance of their use. In addition, HighMark Funds' Board of Trustees periodically reviews valuations to determine if any changes should be made in the fair valuation procedures. For further information about how we determine the value of the Funds' investments, see the SAI.


BUY AND SELL PRICES. When you buy Shares of a Fund, the amount you pay per share is based on the net asset value per share of the applicable class of Shares next determined after we receive your order. When you sell Shares of a Fund, you receive proceeds based on the net asset value per share of the applicable class of Shares next determined after we receive your order.


EXECUTION OF ORDERS. You may buy and sell Shares of the HighMark Money Market Funds on any day when both the Federal Reserve Wire System and the New York Stock Exchange are open for business (hereafter referred to as a "business day"). The New York Stock Exchange is closed on weekends and national holidays.


- PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

- PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that we have received your order by the following times:

     -    California Tax-Free Money Market Fund: Before 8:00 a.m. PT (11:00 a.m.
          ET)

     -    100% U.S. Treasury Money Market Fund: Before 9:00 a.m. PT (12:00 noon
          ET)

     -    Diversified Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)


     -    Treasury Plus Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)


     -    U.S. Government Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)

In addition, you must wire the money you wish to invest and it must be received by our Transfer Agent prior to 11:00 a.m. PT (2:00 p.m. ET). If we do not receive your order or the money you plan to wire by these deadlines, the trade will be canceled and you must resubmit the trade at the time the wire is sent.

- SELLING SHARES: To sell Shares on any one business day, you must place your redemption order by the following times:

     -    California Tax-Free Money Market Fund: Before 8:00 a.m. PT (11:00 a.m.
          ET)

     -    100% U.S. Treasury Money Market Fund: Before 9:00 a.m. PT (12:00 noon
          ET)

     -    Diversified Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)

                                  22 PROSPECTUS


HIGH MARK FUNDS


     -    Treasury Plus Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)


     -    U.S. Government Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)

If we do not receive your request by the times listed above, we will execute your order the following business day.

ANTI-MONEY LAUNDERING PROGRAM


Customer identification and verification is part of HighMark Funds' overall obligation to deter money laundering under Federal law. HighMark Funds has adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, HighMark Funds reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of HighMark Funds management, they are deemed to be in the best interest of the Funds or in other series of HighMark Funds or in cases when HighMark Funds is requested or compelled to do so by governmental or law enforcement authorities.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

HighMark Funds' Board of Trustees has adopted policies and procedures designed to discourage frequent purchases and redemptions of Shares of the Funds or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below.


RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING GENERALLY. While HighMark Funds will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Fund's Shares dilute the value of Shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund Shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's Shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Frequent trading can result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase a shareholder's tax liability unless the shares are held through a tax-deferred or exempt vehicle. Similarly, a Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect a Fund's performance.


A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 1:00 p.m. Pacific time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before a Fund calculates its own share price (referred to as "time zone arbitrage"). The Funds have procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Fund calculates its NAV. While there is no assurance, the Funds expect that the use of fair value pricing, in addition to the short-term trading policies discussed below, will reduce a shareholder's ability to engage in time zone arbitrage to the detriment of the other shareholders of the Funds.

A shareholder engaging in a short-term trading strategy may also target a Fund that does not invest primarily in foreign securities. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). Funds that may be adversely affected by price arbitrage include, in particular, those Funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS.

Purchases and exchanges should be made primarily for investment purposes. Each Fund and/or its principal underwriter reserves the right to refuse any purchase or exchange order at any time or to suspend redemptions with

                                  PROSPECTUS 23


respect to any shareholder, including transactions representing excessive trading and transactions accepted by any shareholder's financial adviser. In addition, the Funds' adviser will use its best efforts to detect short-term trading activity in a Fund's Shares and reject any purchase, redemption or exchange if, in its judgment, the transaction would adversely affect the Fund or its shareholders. The adviser, however, will not always be able to detect or prevent market timing activity or other trading activity that may disadvantage a Fund. For example, the ability to monitor trades that are placed by omnibus or other nominee accounts is limited when the broker, retirement plan administrator or fee-based program sponsor maintains the record of a Fund's underlying beneficial owners. In the event that the Funds or their agents reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

DISCLOSURE OF PORTFOLIO HOLDINGS


HighMark Capital Management, Inc., the Funds' adviser, has established a policy with respect to the disclosure of a Fund's portfolio holdings. A description of this policy is provided in the SAI. In addition, each Fund's complete monthly portfolio holdings are generally available to you 30 days after the end of the period on the HighMark Funds' website by clicking on "Our Funds," selecting a Fund and clicking on "Composition."



Note that the Funds or their adviser may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders. Once posted, the above information will remain available on the web site until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.



DISTRIBUTIONS



We declare each HighMark Money Market Fund's net income at the close of each business day and pay any dividends to shareholders monthly. Each Fund expects to distribute substantially all of its income and capital gains annually. However, it is unlikely that the Money Market Funds will realize any capital gain.


We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s), unless you notify our Transfer Agent that you want to receive your distributions in cash. If you are a shareholder of a Money Market Fund, you may also notify our Transfer Agent to reinvest any income and capital gains distributions in the same class of an Equity Fund. To make either type or notification, send a letter with your request, including your name and account number, to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash.

TAXES


Your mutual fund investments may have a considerable impact on your tax situation. We have summarized some of the main U.S. federal income tax considerations generally applicable to investments in a Fund. Note, however, that the following is general information and your investment in a Fund may have other tax implications. The information below will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan.



IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF THE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.


END-OF-YEAR TAX STATEMENTS


We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation including possible foreign, state and local taxes. You can find more information about the potential tax consequences of mutual fund investing in the SAI.


TAXATION OF SHAREHOLDER TRANSACTIONS

An exchange of a HighMark Fund's shares for shares of another HighMark Fund will be treated as a sale of the HighMark Fund's shares and, as with all sales and redemptions of HighMark Fund shares, any gain on the transaction (although unlikely in a Money Market Fund) will be subject to tax.


TAXES ON FUND DISTRIBUTIONS



- FEDERAL TAXES: Each Fund expects to distribute substantially all of its income and gains annually. For federal income tax purposes, distributions of net investment income that you receive from a Fund are generally taxable as ordinary income. Distributions of gains from the sale of investments that a Fund owned for one year or less also will be taxable as ordinary income (regardless of how long you've owned Shares in the Fund).

                                  24 PROSPECTUS


HIGHMARK FUNDS

- STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund.


- TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains (regardless of how long you've owned Shares in the Fund). Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Some states also tax long-term capital gain distributions at a special rate. The Funds do not expect a significant portion of Fund distributions to be derived from long-term capital gains.



- REINVESTMENT: A Fund's distributions are taxable, whether received in cash or reinvested in additional Shares of the Fund.



SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF THE HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND: Distributions from the Fund that are properly designated as "exempt-interest dividends" (that is, distributions of net income from tax-exempt securities that are properly designated by the Fund) generally will be exempt from federal income tax. Distributions from the Fund will be exempt from California personal income tax if (1) at the close of each quarter of the company's taxable year at least 50% of the value of its total assets consist of obligations the interest from which would be exempt from California taxation if such obligations were held by an individual and (2) if such dividends are properly designated as exempt-interest dividends in a written notice mailed to shareholders no later than 60 days after the close of the company's taxable year. The Funds' portolio managers expect that substantially all the income dividends you receive from the Fund will be exempt from federal and California state personal income taxes. However, distributions from the Fund, if any, that do not constitute exempt-interest dividends (including any distributions of any short-term capital gains) generally will be taxable as ordinary income, except that any distributions of net capital gains will be taxable as long-term capital gains. Gains realized by the Fund on the sale or exchange of investments that generate tax-exempt income will be taxable to shareholders. If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, investing in the Fund may have on the federal taxation of such benefits. In addition, some of the income from the Fund may be included in the computation of federal and state alternative minimum tax liability, for both individual and corporate shareholders.


SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS: Special withholding and filing rules apply to foreign shareholders. Please consult the SAI and your tax adviser for additional information.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. SEE THE SAI FOR FURTHER DETAILS. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES


AUTOMATIC INVESTMENT PLAN (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per HighMark Fund is $100.* AIP is available only to current shareholders who wish to make additional investments to their existing account(s).


To take part in AIP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

* There is a lower, $50 monthly minimum for current or retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California and its affiliates who were participating in HighMark Funds' AIP on or before December 11, 1998.


SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark Funds' Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum withdrawal is $100 per HighMark Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.


To participate in SWP, you must:


-    Have at least $5,000 in your HighMark Fund(s) account, and


-    Have your dividends automatically reinvested.

Before you sign up for SWP, please note the following important considerations:


SWP via check will only run on the 25th of each month. SWP via the Automated Clearing House ("ACH") can be run on any date. If your automatic withdrawals through SWP exceed the income your HighMark Fund(s) normally pay, your withdrawals may, over time, deplete your original investment--or exhaust it entirely if you make large and/or frequent withdrawals. Fluctuations in the net asset value per share of your HighMark Fund(s) may also contribute to the depletion of your principal.


To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (which may require a medallion guarantee).

Please contact HighMark Funds at 1-800-433-6884 for more information.

                                  PROSPECTUS 25



SYSTEMATIC EXCHANGE PLAN: HighMark Funds' Systematic Exchange Plan allows shareholders of a class of HighMark Money Market or Fixed-Income Funds to make regular exchanges from their accounts into the same class of a HighMark Equity Fund. The minimum exchange is $100 per HighMark Equity Fund. You can choose to make these exchanges on a monthly, quarterly, semi-annual or annual basis for a fixed period of time.


To participate in the Systematic Exchange Program, you must:


- Have at least $5,000 in your HighMark Money Market or Fixed-Income Fund(s) account, and


-    Have your dividends automatically reinvested.


To take part in the Systematic Exchange Program, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).


MORE ABOUT THE HIGHMARK FUNDS
INVESTMENT MANAGEMENT

INVESTMENT ADVISER


HighMark Capital Management, Inc. serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of the HighMark Funds' Board of Trustees. HighMark Capital Management, Inc. also serves as the administrator of the HighMark Funds.



HighMark Capital Management, Inc. is a subsidiary of Union Bank of California, N.A., which is a subsidiary of UnionBanCal Corporation. UnionBanCal Corporation is a publicly held corporation, which is principally held by The Bank of Tokyo-Mitsubishi UFJ, Ltd. (BTMU). BTMU is in turn a wholly owned subsidiary of Mitsubishi UFJ Financial Group, Inc. As of September 30, 2008, HighMark Capital Management, Inc. had approximately $____ billion in assets under management. HighMark Capital Management, Inc. (and its predecessors) has been providing investment management services to individuals, institutions and large corporations since 1919.



Over the past fiscal year, the Funds paid the following management fees to HighMark Capital Management, Inc.:



FUND                  % OF NET ASSETS
----                  ---------------
100% U.S. Treasury
Money Market Fund          ____%
California Tax-Free
Money Market Fund          ____%
Diversified Money
Market Fund                ____%
U.S. Government
Money Market Fund          ____%



For its advisory services to the Treasury Plus Money Market Fund, HighMark Capital Management, Inc. is entitled to receive a management fee at an annual rate of 0.30% of the Treasury Plus Money Market Fund's average daily net assets.

A discussion regarding the basis for HighMark Funds' Board of Trustees approving the advisory agreement between HighMark Capital Management, Inc. and HighMark Funds is available in HighMark Funds' Annual Report to shareholders for the fiscal year ending July 31, 2008.

                                 26 PROSPECTUS


HIGHMARK FUNDS

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by ____________________________, as noted in its report dated _____________________. This report, along with the Funds' financial statements, is incorporated by reference in the SAI, which is available upon request.



                                                                 Dividends and
                          Investment Activities                  Distributions
                         -----------------------              -------------------
                                         Net
                                       Realized
                 Net                     and
                Asset                 Unrealized                                    Total from
                Value,      Net      Gain (Loss)     Total       Net                 Dividends
              Beginning  Investment       on         from     Investment  Capital       and
              of Period   Income+    Investments  Operations    Income     Gains   Distributions
              ---------  ----------  -----------  ----------  ----------  -------  -------------
100% U.S. TREASURY MONEY MARKET FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008            $          $            $           $          $            $         $
2007             1.00       0.045        --          0.045      (0.045)      --        (0.045)
2006             1.00       0.035        --          0.035      (0.035)      --        (0.035)
2005             1.00       0.016        --          0.016      (0.016)      --        (0.016)
2004             1.00       0.005        --          0.005      (0.005)      --        (0.005)

CALIFORNIA TAX-FREE MONEY MARKET FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008            $          $            $           $          $            $         $
2007             1.00       0.031        --          0.031      (0.031)      --        (0.031)
2006             1.00       0.025        --          0.025      (0.025)      --        (0.025)
2005             1.00       0.014        --          0.014      (0.014)      --        (0.014)
2004             1.00       0.006        --          0.006      (0.006)      --        (0.006)

DIVERSIFIED MONEY MARKET FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008            $          $            $           $          $            $         $
2007             1.00       0.049        --          0.049      (0.049)      --        (0.049)
2006             1.00       0.039        --          0.039      (0.039)      --        (0.039)
2005             1.00       0.019        --          0.019      (0.019)      --        (0.019)
2004             1.00       0.006        --          0.006      (0.006)      --        (0.006)

U.S. GOVERNMENT MONEY MARKET FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008            $          $            $           $          $            $         $
2007             1.00       0.048        --          0.048      (0.048)      --        (0.048)
2006             1.00       0.039        --          0.039      (0.039)      --        (0.039)
2005             1.00       0.018        --          0.018      (0.018)      --        (0.018)
2004             1.00       0.006        --          0.006      (0.006)      --        (0.006)

                                                                           Ratio
                                                                       of Expenses
                                                                        to Average   Ratio of
                                                                        Net Assets     Net
                             Net                  Net                   Excluding   Investment
                            Asset               Assets,      Ratio     Fee Waivers    Income
                            Value,                End     of Expenses      and        (Loss)
              Redemption     End      Total    of Period   to Average   Reduction   to Average
                 Fees     of Period  Return*     (000)     Net Assets  of Expenses  Net Assets
              ----------  ---------  -------  ----------  -----------  -----------  ----------
100% U.S. TREASURY MONEY MARKET FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008              $         $             %   $                 %             %           %
2007               --        1.00     4.56       334,211    0.53          0.78        4.47
2006               --        1.00     3.58       391,906    0.52          0.78        3.54
2005               --        1.00     1.65       406,281    0.53          0.82        1.60
2004               --        1.00     0.50       415,385    0.52          0.81        0.47

CALIFORNIA TAX-FREE MONEY MARKET FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008              $         $             %   $                 %             %           %
2007               --        1.00     3.13       226,583    0.48          0.79        3.08
2006               --        1.00     2.57       176,711    0.48          0.79        2.53
2005               --        1.00     1.46       188,716    0.45          0.82        1.44
2004               --        1.00     0.58       205,576    0.42          0.81        0.57

DIVERSIFIED MONEY MARKET FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008              $         $             %   $                 %             %           %
2007               --        1.00     4.98     1,764,559    0.52          0.78        4.87
2006               --        1.00     4.02     1,923,511    0.52          0.79        3.93
2005               --        1.00     1.94     2,118,149    0.53          0.81        1.91
2004               --        1.00     0.64     2,039,495    0.52          0.81        0.63

U.S. GOVERNMENT MONEY MARKET FUND
FIDUCIARY SHARES
For the periods ended July 31,:
2008              $         $             %   $                 %             %           %
2007               --        1.00     4.90       456,802    0.53          0.79        4.80
2006               --        1.00     3.93       506,572    0.53          0.79        3.88
2005               --        1.00     1.86       437,804    0.53          0.82        1.83
2004               --        1.00     0.57       386,661    0.53          0.82        0.57


Amounts designated as "--" are either $0 or have been rounded to $0.

* Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.

+    Per share amounts calculated using average shares method.

                                  PROSPECTUS 27


OTHER INVESTMENT MATTERS

No Fund is a complete investment program. The investment objectives or goals of the Funds and the investment policies of the Funds can be changed without shareholder approval, except for the policies that are identified as "fundamental" in the SAI.

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about the securities in which the Funds may invest.


FUND NAME                               FUND CODE
---------                               ---------
100% U.S. Treasury Money Market Fund       1
California Tax-Free Money Market Fund      2
Diversified Money Market Fund              3
Treasury Plus Money Market Fund            4
U.S. Government Money Market Fund          5



INSTRUMENT                                                              FUND CODE   RISK TYPE
----------                                                              ---------   ------------------
ASSET-BACKED SECURITIES: Securities backed by receivables,              2, 3        Prepayment
home equity loans, truck and auto loans, leases, credit                             Market
card receivables and other securities backed by                                     Credit
other types of receivables or assets.                                               Regulatory

BANKERS' ACCEPTANCES: Bills of exchange or time drafts                  2, 3        Credit
drawn on and accepted by a commercial bank. They                                    Liquidity
generally have maturities of six months or less.                                    Market

BONDS: Interest-bearing or discounted government or                     2, 3, 5     Market
corporate securities that obligate the issuer to pay the                            Political
bondholder a specified sum of money, usually at specific                            Liquidity
intervals, and to repay the principal amount of the loan                            Foreign Investment
at maturity.                                                                        Prepayment

CERTIFICATES OF DEPOSIT: Negotiable instruments with a                  2, 3        Market
stated maturity.                                                                    Credit
                                                                                    Liquidity

COMMERCIAL PAPER: Secured and unsecured short-term                      2, 3, 5     Credit
promissory notes issued by corporations and other entities.                         Liquidity
Maturities generally vary from a few days to nine months.                           Market

DEMAND NOTES: Securities that are subject to puts and                   2, 3, 5     Market
standby commitments to purchase the securities at a fixed                           Liquidity
price (usually with accrued interest) within a fixed period                         Management
of time following demand by a fund.

DERIVATIVES: Instruments whose value is derived from an                 2, 3, 5     Management
underlying contract, index or security, or any combination                          Market
thereof, including futures, options (e.g., put and calls),                          Credit
options on futures, swap agreements, and some                                       Liquidity
mortgage-backed securities.                                                         Leverage
                                                                                    Prepayment

FOREIGN SECURITIES: Commercial paper of foreign issuers and             3           Market
obligations of foreign banks, overseas branches of U.S. banks                       Political
and supranational entities.                                                         Liquidity
                                                                                    Foreign Investment

                                  28 PROSPECTUS


HIGHMARK FUNDS


INSTRUMENT                                                              FUND CODE   RISK TYPE
----------                                                              ---------   ------------------
ILLIQUID SECURITIES: Securities that ordinarily cannot be               1-5         Liquidity
sold within seven business days at the value the Fund has
estimated for them. Each HighMark Money Market Fund
may invest up to 10% of its net assets in illiquid securities.

INVESTMENT COMPANY SECURITIES: Shares of registered investment          2, 3, 5     Market
companies. These may include HighMark Money Market Funds
and other registered investment companies for which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor. As a shareholder of an investment company, a fund will indirectly bear investment
management fees of that investment company, which are in
addition to the management fees the fund pays its own adviser.

INVESTMENT GRADE SECURITIES: Securities rated BBB or better             2, 3        Market
by S&P; Baa or better by Moody's; similarly rated by other                          Credit
nationally recognized rating organizations; or, if not rated,                       Prepayment
determined to be of comparably high quality by a fund's
adviser.

MORTGAGE-BACKED SECURITIES: Securities backed by real estate            2, 3        Prepayment
loans and pools of loans. These include collateralized mortgage                     Market
obligations (CMOs) and real estate mortgage investment                              Credit
conduits (REMICs).                                                                  Regulatory

MUNICIPAL SECURITIES: Securities issued by a state or political         2, 3        Market
subdivision to obtain funds for various public purposes.                            Credit
Municipal securities may include revenue bonds, certificates of                     Political
participation, both taxable and tax-exempt private activity bonds                   Tax
and industrial development bonds, as well as general obligation                     Regulatory
bonds, tax anticipation notes, bond anticipation notes, revenue                     Prepayment
anticipation notes, project notes, other short-term obligations such as municipal leases, and obligations of municipal
housing authorities (single family revenue bonds).

There are two general types of municipal bonds:
GENERAL-OBLIGATION BONDS, which are secured by the taxing power of the issuer (and, in California, have the approval of voters) and REVENUE BONDS, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation
(COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues, which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.

PARTICIPATION INTERESTS: Interests in municipal securities from         2           Market
financial institutions such as commercial and investment banks,                     Liquidity
savings and loan associations and insurance companies. These                        Credit
interests are usually structured as some form of indirect                           Tax
ownership that allows a fund to treat the income from the
investment as exempt from federal income tax. A fund invests in these interests to obtain credit enhancement on demand
features that would be available through direct ownership
of the underlying municipal securities.

                                  PROSPECTUS 29



INSTRUMENT                                                              FUND CODE   RISK TYPE
----------                                                              ---------   ------------------
REPURCHASE AGREEMENTS: The purchase of a security and the               2-5         Market
simultaneous commitment to return the security to the seller                        Leverage
at an agreed upon price on an agreed upon date. This is treated                     Counterparty
as a loan by a fund.

RESTRICTED SECURITIES: Securities not registered under the              1-5         Liquidity
Securities Act of 1933, such as privately placed commercial                         Market
paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENT: The sale of a security and                2-5         Market
the simultaneous commitment to buy the security back at an                          Leverage
agreed upon price on an agreed upon date. This is treated as a                      Counterparty
borrowing by a Fund and may have a leveraging effect.

SECURITIES LENDING: The lending of up to 33 1/3% of a                   2-5         Market
fund's total assets. In return a fund receives cash, other                          Leverage
securities and/or letters of credit.                                                Liquidity
                                                                                    Credit

TAX-EXEMPT COMMERCIAL PAPER: Commercial paper issued                    2           Credit
by governments and political sub-divisions.                                         Liquidity
                                                                                    Market
                                                                                    Tax

TIME DEPOSITS: Non-negotiable receipts issued by a bank in              2, 3        Liquidity
exchange for a deposit of money.                                                    Credit
                                                                                    Market

TREASURY RECEIPTS: Treasury receipts, Treasury investment               3, 5        Market
growth receipts and certificates of accrual of
Treasury securities.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                    2, 3, 5     Government-Sponsored Entities
by agencies and instrumentalities of the U.S. government.                           Market
These include Ginnie Mae, Fannie Mae and Freddie Mac.                               Credit
Such securities may not be guaranteed or insured by the
U.S. government.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately              1-5         Market
traded registered interest and principal securities, and
coupons under bank entry safekeeping.

VARIABLE AMOUNT MASTER DEMAND NOTES: Unsecured demand                   2, 3, 5     Credit
notes that permit the indebtedness to vary and provide for
periodic adjustments in the interest rate according to the
terms of the instrument. Because master demand notes are
direct lending arrangements between HighMark Funds and
the issuer, they are not normally traded. Although there is no secondary market in these notes, a fund may demand
payment of principal and accrued interest at specified intervals.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with                2, 3, 5     Credit
interest rates that are reset daily, weekly, quarterly or on                        Liquidity
some other schedule. Such instruments may be payable to a                           Market
fund on demand.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                         1-5         Market
A purchase of, or contract to purchase, securities at a fixed                       Leverage
price for delivery at a future date.                                                Liquidity
                                                                                    Credit

                                  30 PROSPECTUS


HIGHMARK FUNDS

INSTRUMENT                                                         FUND CODE    RISK TYPE
----------                                                         ---------   -----------
YANKEE BONDS AND SIMILAR OBLIGATIONS: U.S. dollar-                     3       Market
denominated bonds issued by foreign corporations                               Credit
or governments. Sovereign bonds are those issued by the
government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and
European Investment Bank. Canadian bonds are those issued by
Canadian provinces.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of                1-5      Credit
debt that pay no interest, but are issued at a discount from                   Market
their value at maturity. When held to maturity, their entire                   Zero Coupon
return equals the difference between their issue price and their maturity value.


OTHER RISKS

HighMark Funds also offers shares of the Income Plus Allocation Fund, Growth & Income Allocation Fund, Capital Growth Allocation Fund and Diversified Equity Allocation Fund (collectively the "Asset Allocation Portfolios"). Each of the Asset Allocation Portfolios is a "fund-of-funds" that invests in other mutual funds within the HighMark Funds family. Fiduciary shares of the Diversified Money Market Fund and certain other series of HighMark Funds not offered in this prospectus (collectively with the Diversified Money Market Fund, the "Underlying Funds") are offered to the Asset Allocation Portfolios. The Asset Allocation Portfolios, individually or collectively, may own significant amounts of shares of each Underlying Fund from time to time. The Asset Allocation Portfolios typically use asset allocation strategies pursuant to which they frequently may increase or decrease the amount of shares of any of the Underlying Funds they own, which could occur daily in volatile market conditions. Depending on a number of factors, including the cash flows into and out of an Underlying Fund as a result of the activity of other investors, an Underlying Fund's asset levels and an Underlying Fund's then-current liquidity, purchases and sales by an Asset Allocation Portfolio could require the Underlying Funds to purchase or sell portfolio securities, increasing the Underlying Funds' transaction costs and possibly reducing the Underlying Funds' performance.

GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are the Main Risks of Investing in This Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.


COUNTERPARTY RISK. The risk that the counterparty to a repurchase agreement or reverse repurchase agreement may not fulfill its obligations under the repurchase agreement or reverse repurchase agreement. A fund's income and the value of a fund's investments could decline as a result.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.


FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus

                                  PROSPECTUS 31



other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar-denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be seriously harmed by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.



GOVERNMENT-SPONSORED ENTITIES RISK. The risk associated with securities issued by government-sponsored entities because such securities may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.


INTEREST-RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. This risk should be modest for shorter-term securities and high for longer-term securities. Interest-rate risk also involves the risk that falling interest rates will cause a Fund's income, and thus its total return, to decline. This risk is generally greater for shorter-term securities and lower for longer-term securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but may be inherent in other types of securities as well.


LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a fund.


MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.


MARKET RISK. The risk that a security's market value may decline, especially rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.


POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes or even governmental collapse and war.

PREPAYMENT RISK. The risk that an issuer will repay a security's principal at an unexpected time. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. The investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may decrease a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment risk generally increases when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment risk it poses.

REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses and state usury laws.

TAX RISK. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

                                  32 PROSPECTUS


HIGHMARK FUNDS

NOTES

HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER & ADMINISTRATOR
HIGHMARK CAPITAL MANAGEMENT, INC.
350 California Street
San Francisco, CA 94104

CUSTODIAN
UNION BANK OF CALIFORNIA, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR


PFPC DISTRIBUTORS, INC.


760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL
ROPES & GRAY LLP
One Embarcadero Center, Suite 2200
San Francisco, CA 94111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TRANSFER AGENT
STATE STREET BANK AND TRUST COMPANY
PO Box 8416
Boston, MA 02266

HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the HighMark Funds' performance during the last year.

To obtain the SAI, the Annual or Semi-Annual Reports free of charge, or for more information:

BY TELEPHONE: call 1-800-433-6884

BY MAIL: write to us at
         HighMark Funds
         c/o PNC Global Investment Servicing (U.S.) Inc.
         760 Moore Road
         King of Prussia, PA 19406

BY INTERNET: www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI, Annual and Semi-Annual Reports, and other information about the HighMark Funds from the SEC Website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

HighMark Funds' Investment Company Act registration number is 811-05059.

                                    (GRAPHIC)

(HIGHMARK FUNDS(R) LOGO)

445 South Figueroa Street - Suite 306 - Los Angeles - California - 90071


www.highmarkfunds.com                                            HMK-PS-013-0600
                                                                 84822-A (12/08)

HIGHMARK

The smarter approach to investing.

MONEY MARKET

PROSPECTUS

RETAIL SHARES

-    100% U.S. Treasury Money Market Fund

-    California Tax-Free Money Market Fund

-    Diversified Money Market Fund


-    Treasury Plus Money Market Fund


-    U.S. Government Money Market Fund

                                    (GRAPHIC)

(HIGHMARK(R) FUNDS LOGO)


The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful. As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of Union Bank of California, N.A., its affiliates or any bank. It is not insured by the FDIC or any other government agency.

                                   PROSPECTUS 1


HOW TO READ THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios. The funds have individual investment goals and strategies. This prospectus gives you important information about the Class A Shares, the Class B Shares and the Class C Shares of the Money Market Funds (the "Funds") that you should know before investing. Each Fund also offers two additional classes of Shares called Fiduciary Shares and Class S Shares, which are offered in separate prospectuses.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Funds.

INDIVIDUAL HIGHMARK FUND PROFILES


100% U.S. Treasury Money Market Fund ..................................
California Tax-Free Money Market Fund .................................
Diversified Money Market Fund .........................................
Treasury Plus Money Market Fund .......................................
U.S. Government Money Market Fund .....................................


SHAREOWNER GUIDE -- HOW TO INVEST IN THE HIGHMARK FUNDS


Choosing a Share Class ................................................
How Sales Charges Are Calculated ......................................
Sales Charge Reduction and Waivers ....................................
Fees for Distribution of Shares .......................................
Payments to Financial Firms ...........................................
Opening an Account ....................................................
Buying Shares .........................................................
Selling Shares ........................................................
Exchanging Shares .....................................................
Transaction Policies ..................................................
Dividends .............................................................
Taxes .................................................................
Investor Services .....................................................


MORE ABOUT THE HIGHMARK FUNDS


Investment Management .................................................
Financial Highlights ..................................................
Other Investment Matters ..............................................
Glossary of Investment Risks ..........................................



FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS



Union Bank of California, N.A., is the parent company of HighMark Capital Management, Inc., the investment adviser of the Funds.


INTRODUCTION

Each HighMark Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.


The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.



Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.


The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.



&    FUND SUMMARY


"    INVESTMENT STRATEGY

!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

@    PERFORMANCE INFORMATION

?    DID YOU KNOW?

#    FUND INFORMATION

$    FEES AND EXPENSES

                                  2 PROSPECTUS


HIGHMARK MONEY MARKET FUNDS
100% U.S. TREASURY MONEY MARKET FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek current income with liquidity and
                                stability of principal

INVESTMENT FOCUS                U.S. Treasury obligations

PRINCIPAL INVESTMENT STRATEGY   Invests exclusively in short-term U.S. Treasury
                                obligations

SHARE PRICE VOLATILITY          Low

INVESTOR PROFILE                Highly risk averse investors seeking current
                                income from a money market fund that invests
                                entirely in U.S. Treasury securities

"    INVESTMENT STRATEGY

HighMark 100% U.S. Treasury Money Market Fund seeks current income with liquidity and stability of principal. The Fund invests exclusively in U.S. Treasury securities and separately traded components of those securities called "STRIPs."

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the portfolio will have an effective maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

-    The outlook for interest rates.

- Buying and selling activity in the Treasury market as a whole and/or for individual Treasury securities.

-    Imbalances in the supply of Treasuries relative to demand.

-    The appropriateness of particular securities to the Fund's objectives.


For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page __.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's fixed income portion, the greater its interest rate risk.


MARKET RISK: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.



For more information about this risk, please see "Glossary of Investment Risks" on page __. For more information about additional risks to which the Fund may be subject, please see page __.


AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                  PROSPECTUS 3


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS THE CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR.*

                              (PERFORMANCE GRAPH)


1998   4.60%
1999   4.15%
2000   5.32%
2001   3.45%
2002   1.08%
2003   0.34%
2004   0.49%
2005   2.21%
2006   3.99%
2007   3.85%



BEST QUARTER   WORST QUARTER
------------   -------------
   1.39%          0.05%
(12/31/00)      (09/30/03)



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ____%.



THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07.



                                                                         SINCE
                                         1 YEAR   5 YEARS   10 YEARS   INCEPTION
                                         ------   -------   --------   ---------
100% U.S. TREASURY MONEY MARKET FUND
   Class A Shares                         3.85%     2.17%     2.93%      3.44%*


*    Since 12/1/90.

YIELD


The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about HighMark 100% U.S. Treasury Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.


The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

#    FUND INFORMATION

CLASS     CUSIP       TICKER
-------   ---------   ------
Class A   431114404   HMRXX

?    DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

                                                                     (CONTINUED)

                                  4 PROSPECTUS


HIGHMARK MONEY MARKET FUNDS
100% U.S. TREASURY MONEY MARKET FUND (CONTINUED)

$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                         CLASS A
                                                                          SHARES
                                                                         -------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of
   offering price)                                                          0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset
   value)                                                                   0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*         0%

ANNUAL FUND OPERATING EXPENSES


                                                                         CLASS A
                                                                          SHARES
                                                                         -------
Investment Advisory Fees                                                  0.30%
Distribution (12b-1) Fees                                                 0.25%
Other Expenses                                                             ___%
   TOTAL ANNUAL FUND OPERATING EXPENSES                                    ___%
Fee Waivers                                                                ___%
   NET EXPENSES+                                                           ___%


*    Does not include any wire transfer fees, if applicable.


+ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class A Shares from exceeding ____% for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                 ------   -------   -------   --------
Class A Shares    $___      $___      $___      $___

                                  PROSPECTUS 5


HIGHMARK MONEY MARKET FUNDS
CALIFORNIA TAX-FREE MONEY MARKET FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek current income exempt from federal and
                                California state personal income taxes with
                                liquidity and stability of principal

INVESTMENT FOCUS                California tax-free money market securities

PRINCIPAL INVESTMENT STRATEGY   Attempts to invest in high-quality, short-term
                                California tax-free securities

SHARE PRICE VOLATILITY          Low

INVESTOR PROFILE                California residents seeking income exempt from
                                federal and California state personal income
                                taxes

"    INVESTMENT STRATEGY

HighMark California Tax-Free Money Market Fund seeks as high a level of current income exempt from federal and California personal income tax as is consistent with the preservation of capital and stability of principal.

To pursue this goal, the Fund normally invests at least 80% of its total assets in short-term, HIGH-QUALITY California MUNICIPAL SECURITIES. It may also invest in non-rated securities that the portfolio managers judge to be of comparably high quality. At times, the Fund may also invest up to 10% of its assets in other mutual funds with similar objectives. The Fund may, in addition, invest up to 20% in short-term obligations that pay interest which is not exempt from California personal income taxes, federal income taxes and/or the alternative minimum tax.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the portfolio will have an effective maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

-    The outlook for interest rates.

- Buying and selling activity in the California municipal securities market as a whole and/or for individual securities.

-    Imbalances in the supply of securities relative to demand.

-    The appropriateness of particular securities to the Fund's objectives.

In an effort to preserve the value of your investment under volatile market conditions, the managers may temporarily invest a significant amount of the Fund's assets in very short-term taxable obligations called money market securities. They may also do so when there is not a sufficient supply of California municipal securities that meet their investment criteria.


For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page __.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

STATE SPECIFIC RISK: By concentrating its investments in California, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified.

INTEREST-RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's fixed income portion, the greater its interest rate risk.


MARKET RISK: The possibility that a Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.


CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its obligations. In general, the lower a security's rating, the greater its credit risk.


LIQUIDITY RISK: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.



For more information about these risks, please see "Glossary of Investment Risks" on page __. For more information about additional risks to which the Fund may be subject, please see page __.


AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                                     (CONTINUED)

                                  6 PROSPECTUS


HIGHMARK MONEY MARKET FUNDS
CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.


THIS BAR CHART SHOWS THE CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR.*


                              (PERFORMANCE GRAPH)


1998   2.63%
1999   2.38%
2000   3.02%
2001   1.90%
2002   0.78%
2003   0.38%
2004   0.55%
2005   1.67%
2006   2.68%
2007   2.87%



BEST QUARTER   WORST QUARTER
------------   -------------
    0.82%          0.05%
 (06/30/00)     (09/30/03)



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.



THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07.



                                                                         SINCE
                                         1 YEAR   5 YEARS   10 YEARS   INCEPTION
                                         ------   -------   --------   ---------
CALIFORNIA TAX-FREE MONEY MARKET FUND(1)
   Class A Shares                         2.87%     1.62%     1.88%      2.18%*



(1) Performance for the Class A Shares includes the performance of Stepstone California Tax-Free Money Market Fund for the period prior to its consolidation with HighMark California Tax-Free Money Market Fund on 4/25/97.


*    Since 6/25/91.

YIELD


The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about HighMark California Tax-Free Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.


The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

#    FUND INFORMATION

CLASS     CUSIP       TICKER
-------   ---------   ------
Class A   431114859   HMAXX

?    DID YOU KNOW?

MUNICIPAL SECURITIES are issued by California and other states, cities and municipalities to help finance utilities, schools, public works projects and facilities, among other things.


The managers consider HIGH-QUALITY SECURITIES to be those rated in the top two credit rating categories by nationally recognized rating agencies such as S&P.


A portfolio's level of interest rate exposure is commonly indicated by the term maturity. Generally speaking, the longer a portfolio's MATURITY, the greater its level of interest rate exposure and, in turn, its risk/return potential.

                                  PROSPECTUS 7


$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                         CLASS A
                                                                          SHARES
                                                                         -------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of
   offering price)                                                          0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset
   value)                                                                   0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*         0%

ANNUAL FUND OPERATING EXPENSES


                                                                         CLASS A
                                                                          SHARES
                                                                         -------
Investment Advisory Fees                                                  0.30%
Distribution (12b-1) Fees                                                 0.25%
Other Expenses                                                             ___%
Acquired Fund Fees and Expenses+                                           ___%
   TOTAL ANNUAL FUND OPERATING EXPENSES++                                  ___%
Fee Waivers                                                                ___%
   NET EXPENSES+++                                                         ___%


*    Does not include any wire transfer fees, if applicable.


+ The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Finds") for the fiscal year ended July 31, 2008.



++ The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.



+++ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and expenses indirectly incurred by the Fund through investments in Acquired Funds) for Class A Shares from exceeding ____% for the period beginning December 1, 2008 and ending on November 30, 2009. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in Acquired Funds) at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:



                              Class A Shares: ___%


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                 ------   -------   -------   --------
CLASS A SHARES    $___      $___      $___      $___

                                  8 PROSPECTUS


HIGHMARK MONEY MARKET FUNDS
DIVERSIFIED MONEY MARKET FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek current income with liquidity and
                                stability of principal

INVESTMENT FOCUS                High-quality, short-term debt securities

PRINCIPAL INVESTMENT STRATEGY   Employs top-down analysis of economic and market
                                factors to select Fund investments

SHARE PRICE VOLATILITY          Low

INVESTOR PROFILE                Short-term or risk-averse investors seeking our
                                typically highest-yielding money market fund.

"    INVESTMENT STRATEGY


HighMark Diversified Money Market Fund seeks to generate current income with liquidity and stability of principal. To pursue this goal, the Fund invests primarily in high-quality, short-term debt securities. "High-quality" securities are those that at least one nationally recognized rating agency such as S&P has judged financially strong enough to be included in its highest credit-quality category for short-term securities. The Fund may also invest in nonrated securities if the portfolio managers believe they are of comparably high quality.


In choosing investments for the Fund, the portfolio managers consider several factors, including:

-    The outlook for interest rates.

- Buying and selling activity in the high-quality, short-term securities market as a whole and/or for individual securities.

- Current imbalances in the supply of high-quality, short-term securities relative to demand.

-    The appropriateness of particular securities to the Fund's objectives.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the portfolio will have an effective maturity of no more than 397 days.

Although the portfolio managers strive to ensure that the Fund is diversified, from time to time they may concentrate the Fund's assets in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks, to the extent permitted under applicable SEC guidelines, if they believe it is in the best interest of the Fund's shareholders.


For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page __.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's fixed income portion, the greater its interest rate risk.


MARKET RISK: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.


CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security's credit rating, the greater its credit risk.


LIQUIDITY RISK: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.



For more information about these risks, please see "Glossary of Investment Risks" on page __. For more information about additional risks to which the Fund may be subject, please see page __.


AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                  PROSPECTUS 9


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.


THIS BAR CHART SHOWS THE CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR.*


                              (PERFORMANCE GRAPH)


1998   4.90%
1999   4.52%
2000   5.81%
2001   3.66%
2002   1.21%
2003   0.48%
2004   0.69%
2005   2.56%
2006   4.42%
2007   4.72%



BEST QUARTER   WORST QUARTER
------------   -------------
    1.51%          0.09%
 (09/30/00)     (06/30/04)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.



THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07.



                                                                   SINCE
                                   1 YEAR   5 YEARS   10 YEARS   INCEPTION
                                   ------   -------   --------   ---------
DIVERSIFIED MONEY MARKET FUND(1)
   Class A Shares                   4.72%    2.56%      3.28%      3.67%*



(1) Performance for the Class A Shares includes the performance of Stepstone Money Market Fund for the periods prior to its consolidation with HighMark Diversified Money Market Fund on 4/25/97.


*    Since 5/28/91.

YIELD


The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about HighMark Diversified Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.


The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

#    FUND INFORMATION

CLASS     CUSIP       TICKER
-------   ---------   ------
Class A   431114800   HMVXX

?    DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

                                                                     (CONTINUED)

                                  10 PROSPECTUS


HIGHMARK MONEY MARKET FUNDS
DIVERSIFIED MONEY MARKET FUND (CONTINUED)

$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees you would pay directly from your investment if you buy or sell Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                         CLASS A
                                                                          SHARES
                                                                         -------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of
   offering price)                                                          0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset
   value)                                                                   0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*         0%

ANNUAL FUND OPERATING EXPENSES


                                                                         CLASS A
                                                                          SHARES
                                                                         -------
Investment Advisory Fees                                                  0.30%
Distribution (12b-1) Fees                                                 0.25%
Other Expenses                                                             ___%
   TOTAL ANNUAL FUND OPERATING EXPENSES                                    ___%
Fee Waivers                                                                ___%
   NET EXPENSES+                                                           ___%


*    Does not include any wire transfer fees, if applicable.


+ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class A Shares from exceeding ___% for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                 ------   -------   -------   --------
CLASS A SHARES    $___      $___      $___      $___

                                  PROSPECTUS 11



HIGHMARK MONEY MARKET FUNDS


TREASURY PLUS MONEY MARKET FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek current income with liquidity and
                                stability of principal

INVESTMENT FOCUS                U.S. Treasury obligations and repurchase
                                agreements

PRINCIPAL INVESTMENT STRATEGY   Invests in U.S. Treasury bills, notes and other
                                obligations issued or guaranteed by the U.S.
                                Treasury and repurchase agreements
                                collateralized by such obligations

SHARE PRICE VOLATILITY          Low

INVESTOR PROFILE                Risk averse investors seeking current income
                                from a money market fund that invests in U.S.
                                Treasury securities

"    INVESTMENT STRATEGY

HighMark Treasury Plus Money Market Fund seeks current income with liquidity and stability of principal. To pursue its goal, the Fund primarily invests in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by such obligations. The Fund may also invest in reverse repurchase agreements.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the Fund will have an effective maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

-    The outlook for interest rates,

- Buying and selling activity in the Treasury market as a whole and/or for individual Treasury securities,

-    Imbalances in the supply of Treasuries relative to demand,

-    Liquidity, market risk and yield of various investment options, and/or

-    The appropriateness of particular securities to the Fund's objectives.


For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ___.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's fixed income portion, the greater its interest rate risk.

MARKET RISK: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

LEVERAGE RISK: Investments in the types of securities that create leverage are associated with the risk that such securities or investment practices may magnify small index or market movements into large changes in value.

CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its obligations. In general, the lower a security's rating, the greater its credit risk.

COUNTERPARTY RISK: The risk that the counterparty to a repurchase agreement or reverse repurchase agreement may not fulfill its obligations under the repurchase agreement or reverse repurchase agreement. The Fund's income and the value of the Fund's investments could decline as a result.

LIQUIDITY RISK: The possibility that a security may be difficult or impossible to sell at the time and price the Fund wishes. The Fund may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity, all of which could hamper the management or performance of the Fund.


For more information about these risks, please see "Glossary of Investment Risks" on page __. For more information about additional risks to which the Fund may be subject, please see page __.



AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


                                                                     (CONTINUED)

                                  12 PROSPECTUS



HIGHMARK MONEY MARKET FUNDS


TREASURY PLUS MONEY MARKET FUND (CONTINUED)

@    PERFORMANCE INFORMATION


This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had less than a full calendar year of performance as of the date of this Prospectus, the bar chart and table are not shown.


YIELD

The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about HighMark Treasury Plus Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

#    FUND INFORMATION


CLASS     CUSIP       TICKER
-------   ---------   ------
Class A   431123306    HMPXX


?    DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

                                  PROSPECTUS 13


$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                         CLASS A
                                                                          SHARES
                                                                         -------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of
   offering price)                                                          0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset
   value)                                                                   0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*         0%

ANNUAL FUND OPERATING EXPENSES


                                                                         CLASS A
                                                                          SHARES
                                                                         -------
Investment Advisory Fees                                                  0.30%
Distribution (12b-1) Fees                                                 0.25%
Other Expenses+                                                            ___%
   TOTAL ANNUAL FUND OPERATING EXPENSES                                    ___%
Fee Waivers                                                                ___%
   NET EXPENSES++                                                          ___%


*    Does not include any wire transfer fees, if applicable.

+    Other Expenses are based on estimated amounts for the current fiscal year.


++ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class A Shares from exceeding 0.80% for the period beginning December 1, 2008 and ending on November 30, 2009. In addition, the Fund's Adviser has agreed to waive an additional portion of its fees and/or reimburse an additional portion of its expenses for the period beginning August 14, 2008 and ending February 14, 2009, which will result in an expense ratio lower than that stated above and will provide investors with a higher yield during the period.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                 1 YEAR   3 YEARS
                 ------   -------
Class A Shares    $___     $___

                                  14 PROSPECTUS


HIGHMARK MONEY MARKET FUNDS
U.S. GOVERNMENT MONEY MARKET FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek current income with liquidity and
                                stability of principal

INVESTMENT FOCUS                Short-term obligations issued or guaranteed by
                                the U.S. government and its agencies

PRINCIPAL INVESTMENT STRATEGY   Employs top-down analysis of economic and market
                                factors to select Fund investments

SHARE PRICE VOLATILITY          Low

INVESTOR PROFILE                Short-term or risk-averse investors seeking a
                                money market fund investing primarily in U.S.
                                government obligations

"    INVESTMENT STRATEGY

HighMark U.S. Government Money Market Fund seeks current income with liquidity and stability of principal. To pursue this goal, the Fund invests exclusively in short-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae") and the Federal National Mortgage Association ("Fannie Mae"). Some of these debt obligations may be subject to repurchase agreements. In certain cases, securities issued by government-sponsored agencies may not be guaranteed or insured by the U.S. government.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the portfolio will have an effective maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

-    The outlook for interest rates.

- Buying and selling activity in the U.S. government securities market as a whole and/or for individual securities.

-    Imbalances in the supply of U.S. government securities relative to demand.

-    The appropriateness of particular securities to the Fund's objectives.


For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page __.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's fixed income portion, the greater its interest rate risk.


MARKET RISK: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.


CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security's credit rating, the greater its credit risk.

GOVERNMENT-SPONSORED ENTITIES RISK: The securities in which the Fund invests that are issued by government-sponsored entities may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.


LIQUIDITY RISK: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.



For more information about these risks, please see "Glossary of Investment Risks" on page __. For more information about additional risks to which the Fund may be subject, please see page __.


AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                  PROSPECTUS 15


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.


THIS BAR CHART SHOWS THE CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR.*


                              (PERFORMANCE GRAPH)


1998   4.77%
1999   4.40%
2000   5.69%
2001   3.40%
2002   1.13%
2003   0.42%
2004   0.60%
2005   2.49%
2006   4.32%
2007   4.45%



BEST QUARTER   WORST QUARTER
------------   -------------
    1.47%          0.07%
 (09/30/00)      (06/30/04)



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.



THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07.



                                                         SINCE
                         1 YEAR   5 YEARS   10 YEARS   INCEPTION
                         ------   -------   --------   ---------
U.S. GOVERNMENT
MONEY MARKET FUND
   Class A Shares         4.45%   2.44%     3.15%      3.61%*

   Class B Shares
   (with applicable
   Contingent Deferred
   Sales Charge)         -1.28%   1.46%     2.48%(a)   3.96%**,(a)

   Class C Shares
   (with applicable
   Contingent Deferred
   Sales Charge)          2.98%   2.41%(a)  3.26%(a)   4.35%**,(a)


*    Since 12/1/90.

**   Since 8/10/87.

(a) Prior to 2/2/98 for Class B Shares and 12/1/05 for Class C Shares, performance data is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 8/10/87, are not offered in this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the three classes would be substantially similar. The performance of Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B and Class C Shares, but does not reflect Class B and Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

                                                                     (CONTINUED)

                                  16 PROSPECTUS



HIGHMARK MONEY MARKET FUNDS


U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)

YIELD


The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about HighMark U.S. Government Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or seven-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.


The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

#    FUND INFORMATION

CLASS     CUSIP       TICKER
-------   ---------   ------
Class A   431114602   HMUXX
Class B   431114495   HGBXX
Class C   431112531   HGTXX

?    DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY.

Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

                                  PROSPECTUS 17


$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees you would pay directly from your investment if you buy or sell Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                     CLASS A   CLASS B   CLASS C
                                                     SHARES    SHARES#   SHARES
                                                     -------   -------   -------
Maximum Sales Charge (Load) Imposed on Purchase
   (as a percentage of offering price)                  0%         0%        0%
Maximum Deferred Sales Charge (Load)
   (as a percentage of net asset value)                 0%      5.00%     1.00%
Redemption Fee (as a percentage of amount
   redeemed, if applicable)*                            0%         0%        0%

ANNUAL FUND OPERATING EXPENSES


                                                     CLASS A   CLASS B   CLASS C
                                                      SHARES    SHARES    SHARES
                                                     -------   -------   -------
Investment Advisory Fees                               0.30%     0.30%     0.30%
Distribution (12b-1) Fees                              0.25%     0.75%     0.75%
Other Expenses                                          ___%      ___%      ___%
   TOTAL ANNUAL FUND OPERATING EXPENSES                 ___%      ___%      ___%
Fee Waivers                                             ___%      ___%      ___%
   NET EXPENSES+                                        ___%      ___%      ___%


# Class B Shares are only available to existing investors, either through reinvestment of dividends on previously-acquired Class B Shares or through exchange of Class B Shares of another HighMark Fund. Class B Shares automatically convert to Class A Shares 8 years after you buy them and will be subject to a lower distribution fee.

*    Does not include any wire transfer fees, if applicable.


+ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class A, Class B and Class C Shares from exceeding ___%, ___% and ___%, respectively, for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     ------   -------   -------   --------
CLASS A SHARES        $___      $___      $___      $___
CLASS B SHARES
If you do not sell
   your Shares        $___      $___      $___      $___
If you sell your
Shares at the end
   of the period      $___      $___      $___      $___
CLASS C SHARES
If you do not sell
   your Shares        $___      $___      $___      $___
If you sell your
Shares at the end
   of the period      $___      $___      $___      $___

                                  18 PROSPECTUS


HIGHMARK FUNDS


SHAREOWNER GUIDE - HOW TO INVEST IN THE HIGHMARK FUNDS


Before you invest, we encourage you to carefully read the HighMark Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

CHOOSING A SHARE CLASS

HighMark Funds offers different classes of Fund Shares, which have different expenses and other characteristics. Three classes of Fund Shares, Class A, Class B and Class C, are offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences between HighMark's Class A, Class B and Class C Shares:

CLASS A

-    No sales charge.

-    Distribution and service (12b-1) fees of 0.25%.

-    Offered by:

     100% U.S. Treasury Money Market Fund
     California Tax-Free Money Market Fund
     Diversified Money Market Fund

     Treasury Plus Money Market Fund

     U.S. Government Money Market Fund

CLASS B

- Only available to existing investors, either through reinvestment of dividends on Class B Shares or through exchange of Class B Shares of another HighMark Fund.

-    Distribution and service (12b-1) fees of 0.75%.

-    A deferred sales charge, as described below.

- Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

-    Offered by:

     U.S. Government Money Market Fund

CLASS C

-    No front-end sales charge.

-    Distribution and service (12b-1) fees of 0.75%.

-    A deferred sales charge, as described below.

- No automatic conversion to Class A Shares, so annual expenses continue at the Class C level throughout the life of your investment.

-    Offered by:

     U.S. Government Money Market Fund

To compensate HighMark Capital Management, Inc. for the commission it may pay to your broker or financial institution at the time of purchase, HighMark Capital Management may receive 12b-1 fees paid on Class C Shares during the first 12 months of investment.

FOR THE ACTUAL PAST EXPENSES OF EACH SHARE CLASS, SEE THE INDIVIDUAL FUND PROFILES EARLIER IN THIS PROSPECTUS.

BECAUSE 12B-1 FEES ARE PAID ON AN ONGOING BASIS, CLASS B AND CLASS C SHAREHOLDERS COULD END UP PAYING MORE EXPENSES OVER THE LONG TERM THAN CLASS A SHAREHOLDERS WHO HOLD THEIR SHARES FOR A SIMILAR PERIOD.

THE FUNDS ALSO OFFER CLASS S AND FIDUCIARY CLASS SHARES, EACH OF WHICH HAS ITS OWN EXPENSE STRUCTURE. FIDUCIARY CLASS SHARES ARE AVAILABLE ONLY TO FINANCIAL INSTITUTIONS, FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., AND CERTAIN OTHER QUALIFIED INVESTORS. CLASS S SHARES ARE AVAILABLE ONLY TO INVESTORS IN THE UNION BANK OF CALIFORNIA CORPORATE SWEEP SERVICE. CALL US AT 1-800-433-6884 FOR MORE DETAILS.

HOW SALES CHARGES ARE CALCULATED

CLASS B AND CLASS C SHARES: CONTINGENT DEFERRED SALES CHARGE (CDSC):


Class B Shares are only available to existing investors, either through reinvestment of dividends on Class B Shares or through exchange of Class B Shares of another HighMark Fund. Class C Shares are available at their net asset value per share, without any initial sales charge. (If you are considering an investment in the U.S. Government Money Market Fund, please see the important note below.*) However, if you (i) sell your U.S. Government Money Market Fund Class B Shares within six years of buying them, (ii) sell your U.S. Government Money Market Fund Class B Shares within six years of buying the Class B Shares of the HighMark Fund that were exchanged for your U. S. Government Money Market Fund Class B Shares, (iii) sell your U. S. Government Money Market Fund Class C Shares within one year of buying them or (iv) sell your U.S. Government Money Market Fund Class C Shares within one year of buying the Class C Shares of the HighMark Fund that were exchanged for your U. S. Government Money Market Fund Class C Shares, you must pay what is known as a "contingent deferred sales charge" (CDSC). As the table below shows, the CDSC declines over time and is based either on the original cost you paid for the Shares or their current market value, whichever is less. We do not impose a CDSC on Shares you may have acquired by reinvesting your dividends or capital gains distributions.

                                  PROSPECTUS 19


THE CDSCS ARE AS FOLLOWS:

CLASS B SHARES

IF SOLD WITHIN           CDSC ON SHARES BEING SOLD
--------------           -------------------------
1st year                           5.00%
2nd year                           4.00%
3rd or 4th year                    3.00%
5th year                           2.00%
6th year                           1.00%
After 7th and 8th year                0%

CLASS C SHARES

IF SOLD WITHIN           CDSC ON SHARES BEING SOLD
--------------           -------------------------
1st year                           1.00%
After 1st year                        0%

CLASS B SHARES WILL AUTOMATICALLY CONVERT TO CLASS A SHARES AFTER EIGHT YEARS. CLASS C SHARES DO NOT CONVERT TO CLASS A SHARES.

In addition, we calculate any CDSC you may owe by considering the number of Shares you are selling, not the value of your account. To keep your CDSC as low as possible, each time you ask us to sell Shares we will first sell any Shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those Shares that have the lowest CDSC next.

On the purchase of your Class C Shares, HighMark Capital Management, Inc. may pay a commission equal to 1.00% of your purchase to your broker or financial institution. HighMark Capital Management, Inc. may also receive any CDSC imposed when you sell your Class C Shares.

* If you are considering an investment in HighMark U.S. Government Money Market Fund, please note: you may purchase Class B Shares of HighMark U.S. Government Money Market Fund only by exchanging Class B Shares of a non-money market HighMark Fund for them. You can make exchanges into HighMark U.S. Government Money Market Fund without paying a contingent deferred sales charge on your Class B Shares in the previous fund, even if you held them for six years or less.

SALES CHARGE REDUCTIONS AND WAIVERS

CDSC WAIVERS: You may qualify for a CDSC waiver if:

- you are selling Shares as part of a systematic withdrawal plan (SWP), provided that no more than 10% of the total market value of an account (calculated at the time the SWP is established) may be withdrawn over any 12 month period.

-    you are taking certain distributions from a retirement plan.

-    the shareholder has died or become disabled.

YOU MUST NOTIFY US THAT YOU ARE ELIGIBLE FOR A WAIVER UNDER THESE CIRCUMSTANCES AT THE TIME YOU WISH TO SELL SHARES.

IF YOU THINK YOU MAY BE ELIGIBLE FOR A CDSC WAIVER, CONTACT YOUR FINANCIAL REPRESENTATIVE OR HIGHMARK FUNDS OR CONSULT THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") (SEE THE BACK COVER OF THIS PROSPECTUS FOR CONTACT INFORMATION).

THE FUNDS MAKE SALES CHARGE AND BREAKPOINT INFORMATION AVAILABLE, FREE OF CHARGE, ON OR THROUGH HIGHMARK FUNDS' WEBSITE AT www.highmarkfunds.com THROUGH THE FUNDS' PROSPECTUSES AND SAI, WHICH ARE AVAILABLE FOR DOWNLOAD OR BY REQUEST AT THE HYPERLINK "FORMS AND LITERATURE."

FEES FOR DISTRIBUTION OF SHARES

HighMark Funds has adopted 12b-1 plans with respect to Class A, Class B and Class C Shares that allow each Fund to pay distribution and service fees. The maximum distribution and service fee for each class of Shares is as follows:

              PERCENTAGE OF AVERAGE
SHARE CLASS     DAILY NET ASSETS
-----------   ---------------------
Class A              0.25%
Class B              0.75%
Class C              0.75%

Because 12b-1 fees are paid on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


For more information about the receipt by HighMark Capital Management, Inc. of 12b-1 fees paid on Class C Shares, please see "Choosing a Share Class" - "Class C" earlier in this section.


PAYMENTS TO FINANCIAL FIRMS


Some or all of the sales charges, distribution fees and servicing fees described above may be paid or "reallowed" to the broker, dealer, financial adviser or other financial intermediaries, including UnionBanc Investment Services LLC, TruSource and other affiliates of HighMark Capital Management, Inc., through which you purchase your Shares. In addition to the foregoing, your broker, dealer, financial adviser or other financial intermediaries may receive certain other payments and compensation described below. These arrangements may apply to any or all of your Shares, including but not limited to, Shares held through retirement plans. For purposes of the following, "financial firms" means brokers, dealers, financial advisers and other financial intermediaries.



A Fund may make payments under HighMark Funds' shareholder services plans relating to the Class A Shares and the Class B Shares to financial firms that agree to provide certain shareholder support services for their customers or account holders who are the beneficial or record owners of Shares of the Fund. In consideration for such services, a financial firm is compensated by the applicable Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of the applicable class(es) of Shares of such Fund. The shareholder services plans are more fully described in the SAI. Financial firms may also receive sales charges, distribution fees, servicing fees and other compensation relating to other classes of Shares and other series of HighMark Funds not offered in this prospectus.

                                  20 PROSPECTUS


HIGHMARK FUNDS

MARKETING SUPPORT PAYMENTS. HighMark Capital Management, Inc. may also make payments from its own assets to financial firms that sell the HighMark Funds. The amounts of these payments may vary from time to time. Speak with your financial adviser to learn more about these payments.

PAYMENTS FOR DISTRIBUTION AND SHAREHOLDER SERVICES.


In addition to the foregoing marketing support payments, HighMark Capital Management, Inc., directly or through an agent, also pays out of its own assets compensation to financial firms for the sale and distribution of the Shares of any of the Funds and/or for the servicing of Shares of any of the Funds. These payments made by HighMark Capital Management, Inc. may be made to supplement commissions paid to financial firms, and may take the form of (1) due diligence payments for a financial firm's examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a financial firm's list of mutual funds available for purchase by its clients; (3) fees for providing the Funds with "shelf space" and/or a higher profile for a financial firm's financial consultants and their customers and/or placing the Funds on the financial firm's preferred or recommended list; (4) marketing support fees for providing assistance in promoting the sale of Shares; (5) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; (6) payments for maintaining shareholder accounts on a financial firm's platform; and (7) payments for the sale of Shares and/or the maintenance of share balances.


Payments made by HighMark Capital Management, Inc. or its agents to a financial firm also may be used by the financial firm to pay for the travel expenses, meals, lodging and entertainment of the firm's salespersons and guests in connection with education, sales and promotional programs. These programs, which may be different for different financial firms, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.

A number of factors are considered in determining the amount of these additional payments, including each financial firm's HighMark Funds sales and total assets, and the financial firm's willingness to give HighMark Capital Management, Inc. or the Funds' distributor access to its financial advisers for educational purposes. At times, the financial firm might include the Funds on a "select" or "preferred" list. HighMark Capital Management's goals include educating the investment advisers about the Funds so that they can provide suitable information and advice to prospective investors and shareholders of the Funds.


For the calendar year 2007, the financial firms that received these additional payments, which totaled approximately $1.7 million, from HighMark Capital Management, Inc. include (but are not necessarily limited to) the following:

ADP Clearing & Outsourcing Svcs
American Investors Co.
American Portfolio Financial Serv.
Ameritrade Inc.
AXA Advisors, LLC
Bearstearns Security Corp.
Brookstreet Securities Corp.
Capital Financial Group
Centaurus Financial, Inc.
Charles Schwab
Commercial Book Keeping
Commonwealth Financial Network
Creative Wealth Strategies
Crowell Weeden & Co.
Crown Capital Securities, LP
D.A. Davidson
E*Trade
Empire Financial Group
Ensemble Financial Services Inc.
ePlanning Securities, Inc.
Farmers Finl Solutions LLC
Ferris, Baker Watts Inc.
Financial Advisors of America LLC
Financial Network Investment Corp.
First Allied Securities Inc.
First Clearing LLC
Foothill Securities Inc.
Fortune Financial Svc. Inc.
Geneos Wealth Management, Inc.
Girard Securities Inc.
Gunn Allen Financial
H&R Block Financial Advisors, Inc.
H. Beck, Inc.
Harvest Capital LLC
Hazlett Burt & Watson
Independent Financial Group LLC
Invest Financial Corporation
Investacorp, Inc.
Investors Capital Corp.
J W Cole Financial Inc.
Janney Montgomery Scott
Jefferson Pilot Securities Corp.
Legend Equities Corporation
Linsco Private Ledger
Managed Financial Broker Service
Mesirow Financial
Mid Atlantic Inst'l Shares Inc.
Morgan Keegan & Co.
Morgan Stanley Dean Witter
MS & Co. Inc.
Mutual Service Corp.
National Financial Services, Corp.
National Investor Services Co.
National Planning Corp.
National Securities Corporation
Nationwide Planning Assoc. Inc.
Next Financial Group, Inc.
OFG Financial Services Inc.
Oppenheimer & Co. Inc.
PaineWebber Incorporated
Pension Financial Services
Pershing LLC
Prime Vest Financial Services
Proequities Inc.
Prudential Investment Mgmt Srvcs
QA3 Financial Corp.
Questar Capital Corporation
RBC Dain Rauscher, Inc.
Ridge Clearing & Outsourcing
Robert W. Baird & Co.
Royal Alliance
Scottrade Inc.
Securities America
Securities Services Network Inc.
SEI Investments Distribution Co.
Shiraishi Financial Group
SII Investments Inc.
Sterne Agee & Leach
Stifel Nicolaus & Co. Inc.
TD Ameritrade Institutional
Triad Advisors
UBS Financial Services, Inc.
UnionBanc Investment Services
United Planners Financial
United Securities Alliance Inc.
USA Financial Securities Corp.
VSR Financial Services
Wachovia Securities LLC
Wedbush Morgan Securities
Wells Fargo Investments LLC
Wells Fargo Securities
Western International Securities
William Jeffery & Associates
WNA Investment Programs, Inc.
WRP Investments Inc.
XCU Capital Corporation Inc.



HighMark Capital Management, Inc. may have established relationships with other financial firms since the end of 2007 in which these additional payments are made. Speak with your financial adviser to learn whether his of her firm has such a relationship.



Pursuant to the terms of an agreement between HighMark Capital Management, Inc. and HighMark Funds' distributor, HighMark Capital Management, Inc. makes payments to the distributor for distribution services related to the Funds.

                                  PROSPECTUS 21


IF INVESTMENT ADVISERS, ADMINISTRATORS, DISTRIBUTORS OR AFFILIATES OF MUTUAL FUNDS PAY BONUSES AND INCENTIVES IN DIFFERING AMOUNTS, FINANCIAL FIRMS AND THEIR FINANCIAL CONSULTANTS MAY HAVE FINANCIAL INCENTIVES FOR RECOMMENDING A PARTICULAR MUTUAL FUND OVER OTHER MUTUAL FUNDS. IN ADDITION, DEPENDING ON THE ARRANGEMENTS IN PLACE AT ANY PARTICULAR TIME, A FINANCIAL FIRM AND ITS FINANCIAL CONSULTANTS MAY ALSO HAVE A FINANCIAL INCENTIVE FOR RECOMMENDING A PARTICULAR SHARE CLASS OVER OTHER SHARE CLASSES. Speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Funds, HighMark Capital Management, Inc. and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial adviser at the time of purchase. HighMark Capital Management does not consider sales of Shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. However, some broker-dealers that sell Shares of the Funds may receive commissions from a Fund in connection with the execution of the Fund's portfolio transactions.

OPENING AN ACCOUNT

1.   Read this prospectus carefully.

2. Determine how much money you want to invest. The minimum investments for Class A or Class C Shares of the HighMark Funds are as follows:

     -    INITIAL PURCHASE:       $1,000 for each Fund

                                  $250 for each Fund for current or retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds and directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank of California, N.A., the Distributor and its affiliates, and Boston Financial Data Services
                                  $100 for each Fund for Automatic Investment
                                  Plan

     -    ADDITIONAL PURCHASES:   $100 for each Fund


                                  $100 monthly minimum per HighMark Fund for Automatic Investment Plan



We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans or 401(k) or similar plans. Financial intermediaries may aggregate accounts to meet investment minimum.


3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call us at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.

5. CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

     What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you, which information may include your social security number or taxpayer identification number. This information will be verified to ensure the identity of all persons opening an account.

     HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

     In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and HighMark Funds shall have no obligation with respect to the terms of any such document.

     Attempts to collect the missing information required on the application will be performed by contacting either you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

     Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

     However, HighMark Funds reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund Shares and will be subject to corresponding tax implications.

                                  22 PROSPECTUS


HIGHMARK FUNDS

WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF HIGHMARK FUNDS OR THE FUNDS' ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

BUYING SHARES

BY CHECK

OPENING AN ACCOUNT (CLASS A SHARES OR CLASS C SHARES ONLY)

-    Make out a check for the investment amount, payable to "HighMark Funds."

- Deliver the check and your completed application to your financial representative, or mail them to our Transfer Agent (see address below).

ADDING TO AN ACCOUNT (CLASS A OR CLASS C SHARES ONLY)

-    Make out a check for the investment amount, payable to "HighMark Funds."

- Include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.

- Deliver the check and your note to your financial representative, or mail them to our Transfer Agent.

     TRANSFER AGENT ADDRESS:

     HighMark Funds
     P.O. Box 8416
     Boston, MA 02266-8416
     Phone Number: 1-800-433-6884

All purchases made by check should be in U.S. dollars.

THIRD PARTY CHECKS, CREDIT CARD CHECKS, TRAVELER'S CHECKS, STARTER CHECKS, MONEY ORDERS OR CASH WILL NOT BE ACCEPTED.

BY EXCHANGE

OPENING AN ACCOUNT (CLASS A, B OR C SHARES)

- Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.

ADDING TO AN ACCOUNT

- Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.

You may be subject to an exchange fee. See "Exchanging Shares" below.

BY WIRE

OPENING AN ACCOUNT (CLASS A SHARES OR CLASS C SHARES ONLY)

- Deliver your completed application to your financial representative, or mail it to our Transfer Agent (address above).

- Obtain your Fund account number by calling your financial representative or our Transfer Agent.

-    Instruct your bank to wire the amount of your investment to:

     State Street Bank and Trust Company
     225 Franklin Street
     Boston, MA 02101
     ABA# 011000028
     DDA# 9905-194-8

Specify the Fund name, your choice of share class, the new Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

ADDING TO AN ACCOUNT (CLASS A OR CLASS C SHARES ONLY)

-    Call our transfer agent before wiring any funds.

-    Instruct your bank to wire the amount of your investment to:

     State Street Bank and Trust Company
     225 Franklin Street
     Boston, MA 02101
     ABA# 011000028
     DDA# 9905-194-8

Specify the Fund name, your share class, your Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

THROUGH FINANCIAL INSTITUTIONS

OPENING AN ACCOUNT

- Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

ADDING TO AN ACCOUNT

- Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

Contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services."

SELLING SHARES

BY LETTER

DESIGNED FOR

-    Accounts of any type.

-    Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

- Write a letter indicating the Fund name, your share class, your Fund account number, the name(s) in which the account is registered and the dollar value or number of Shares you wish to sell.

- Include all signatures and any guarantees that may be required (see next page).

-    Mail the materials to our Transfer Agent.

     TRANSFER AGENT ADDRESS:

     HighMark Funds
     P.O. Box 8416
     Boston, MA 02266-8416
     Phone Number: 1-800-433-6884

                                  PROSPECTUS 23


- We will mail a check to the name(s) and address in which the account is registered, unless you give us other written instructions.

- If you are invested in an IRA or Roth IRA, you can contact HighMark customer service to obtain an IRA distribution form at 1-800-433-6884. The IRA distribution form is also downloadable at www.highmarkfunds.com.

BY PHONE

DESIGNED FOR

-    Accounts of any type, except Individual Retirement Accounts or Roth IRAs.

-    Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

- To place your order, contact your financial representative or HighMark Funds at 1-800-433-6884 between 8:30 a.m. and 6:00 p.m. Eastern Time on most business days.

BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)

DESIGNED FOR

-    Requests by letter to sell at least $500 (accounts of any type).

- Requests by phone to sell at least $500 (accounts of any type excluding IRA and Roth IRA accounts).

TO SELL SOME OR ALL OF YOUR SHARES

- We will wire amounts of $500 or more on the next business day after we receive your request.

- Shares cannot be redeemed by wire on Federal holidays restricting wire transfers.

BY EXCHANGE

DESIGNED FOR

-    Accounts of any type.

-    Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

- Obtain a current prospectus for the Fund into which you are exchanging by calling HighMark Funds or your financial representative.

- Call HighMark Funds or your financial representative to request an exchange.

THROUGH FINANCIAL INSTITUTIONS

DESIGNED FOR

-    Accounts set up through financial institutions.

TO SELL SOME OR ALL OF YOUR SHARES

- Contact your financial institution for information on their procedures for transmitting orders to HighMark Funds.

BY CHECKWRITING

DESIGNED FOR

- Accounts opened directly with the Funds (not through an investment professional).

-    Minimum amount of check is $500.

-    Maximum of five checks per month.

-    Available to Class A shareholders only.

TO SELL SOME OR ALL OF YOUR SHARES

-    Check the appropriate box on the application.

-    Obtain a signature card by calling HighMark Funds at 1-800-433-6884.

-    Mail the completed application and signature card to our Transfer Agent.

Contact your financial representative for instructions and assistance.


To make systematic withdrawals from an account, see "Investor Services."


SELLING SHARES IN WRITING. In certain circumstances, you may need to include a medallion guarantee, which protects you against fraudulent orders. You will need a medallion guarantee if:

-    you are selling more than $50,000 worth of Shares.

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or by wire or the Automated Clearing House (ACH) to a bank account other than that on record.

-    you changed your address of record within the last 30 days.

You should be able to obtain a medallion guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a medallion guarantee.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.


INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in any Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in a Fund and then sell Shares within a fairly short period of time. Before any Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your account balance up to or above the minimum.

                                  24 PROSPECTUS


HIGHMARK FUNDS

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You may exchange Class A, Class B or Class C Shares of one HighMark Fund for those of another HighMark Fund (the "new HighMark Fund"), provided that you:

-    Are qualified to invest in the new HighMark Fund.

- Satisfy the initial and additional investment minimums for the new HighMark Fund.

- Invest in the same share class in the new HighMark Fund as you did in the previous HighMark Fund.

- Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying shares in the new HighMark Fund is based on the relative net asset values of the shares you are exchanging plus any applicable sales charge.


An exchange will be treated as a sale for tax purposes.


CLASS A SHARES. If you exchange Class A Shares of one HighMark Fund for those of another HighMark Fund that has a higher sales charge, you must pay the difference. The same is true if you want to exchange Class A Shares of a no-load HighMark Money Market Fund for those of another HighMark Fund with a sales charge. There is one exception: If you acquired Class A Shares of a HighMark Money Market Fund in an exchange out of Class A Shares of a non-money market HighMark Fund (the "Initial Fund"), you may exchange such Class A money market Shares for Class A Shares of another HighMark Fund and pay, with respect to sales charges, the difference between the sales charge of the Initial Fund and the sales charge of the HighMark Fund that you are currently exchanging into, if the sales charge of the HighMark Fund that you are exchanging into is higher. To receive a reduced sales charge when exchanging into a HighMark Fund, you must notify us that you originally paid a sales charge and provide us with information confirming your qualification.

If you exchange Class A Shares of certain non-money market HighMark Funds for Class A Shares of a HighMark Money Market Fund, you may be subject to a 2% exchange fee on the value of Class A Shares purchased and exchanged 30 days or less after purchase.

CLASS B SHARES. To calculate the Class B Shares' eight-year conversion period or contingent deferred sales charge payable upon redemption, we combine the period you held Class B Shares of the "old" HighMark Fund with the period you held Class B Shares of the new HighMark Fund.

CLASS C SHARES. To calculate the Class C Shares' contingent deferred sales charge payable upon redemption, we combine the period you held Class C Shares of the "old" HighMark Fund with the period you held Class C Shares of the new HighMark Fund.

TRANSACTION POLICIES

VALUATION OF SHARES. A Fund's net asset value per share of a class is calculated according to the following formula:

     (Total market value of the Fund's investments and other assets allocable to the class - the class's liabilities)

     / Total number of the Fund's Shares outstanding in the class

     = The class's net asset value per share


We determine the net asset value (NAV) of each HighMark Money Market Fund as of 11:00 a.m. Pacific time (2:00 p.m. Eastern time) every business day, based on the amortized cost of the Fund's assets. Amortized cost does not take into account unrealized capital gains or losses. We strive to keep each money market fund's NAV at a constant $1.00, but there is a remote possibility that you could lose money by investing in the Funds. If the amortized cost of a Fund's assets is not available, we value its securities by using a method that HighMark Funds' Board of Trustees believes accurately reflects fair value. HighMark Funds' Board of Trustees reviews and approves HighMark Funds' fair valuation procedures in advance of their use. In addition, HighMark Funds' Board of Trustees periodically reviews valuations to determine if any changes should be made to the fair valuation procedures. For further information about how we determine the value of the Funds' investments, see the SAI.


BUY AND SELL PRICES. When you buy Shares of a Fund, the price you will pay per share (the "offering price") is based on the net asset value per share of the applicable class of Shares next determined after we receive your order, plus any applicable sales charges. When you sell Shares of a Fund, you receive proceeds based on the net asset value per share of the applicable class of Shares next determined after we receive your order, minus any applicable deferred sales charges.


EXECUTION OF ORDERS. You may buy and sell Shares of the HighMark Money Market Funds on any day when both the Federal Reserve Wire System and the New York Stock Exchange are open for business (hereafter referred to as a "business day"). The New York Stock Exchange is closed on weekends and national holidays.


- PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

- PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that we have received your order by the following times:

     -    California Tax-Free Money Market Fund: Before 8:00 a.m. PT (11:00 a.m.
          ET).

     -    100% U.S. Treasury Money Market Fund: Before 9:00 a.m. PT (12:00 noon
          ET).

                                  PROSPECTUS 25


     -    Diversified Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET).


     -    Treasury Plus Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET).


     -    U.S. Government Money Market Fund: Before 11:00 a.m. PT (2:00 p.m.
          ET).

In addition, you must wire the money you wish to invest and it must be received by our Transfer Agent prior to 11:00 a.m. PT (2:00 p.m. ET). If we do not receive your order or the money you plan to wire by these deadlines, the trade will be canceled and you must resubmit the trade at the time the wire is sent.

- SELLING SHARES: To sell Shares on any one business day, you must place your redemption order by the following times:

     -    California Tax-Free Money Market Fund: Before 8:00 a.m. PT (11:00 a.m.
          ET).

     -    100% U.S. Treasury Money Market Fund: Before 9:00 a.m. PT (12:00 noon
          ET).

     -    Diversified Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET).


     -    Treasury Plus Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET).


     -    U.S. Government Money Market Fund: Before 11:00 a.m. PT (2:00 p.m.
          ET).

If we do not receive your request by the times listed above, we will execute your order on the following business day.

ANTI-MONEY LAUNDERING PROGRAM


Customer identification and verification is part of HighMark Funds' overall obligation to deter money laundering under Federal law. HighMark Funds has adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, HighMark Funds reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of HighMark Funds management, they are deemed to be in the best interest of the Funds or other series of HighMark Funds or in cases when HighMark Funds is requested or compelled to do so by governmental or law enforcement authorities.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

HighMark Funds' Board of Trustees has adopted policies and procedures designed to discourage frequent purchases and redemptions of Shares of the Funds or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below.


RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING GENERALLY. While HighMark Funds will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Fund's Shares dilute the value of Shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund Shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's Shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Frequent trading can result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase a shareholder's tax liability unless the shares are held through a tax-deferred or exempt vehicle. Similarly, a Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect a Fund's performance.


A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 1:00 p.m. Pacific time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in short-term trading strategy to exploit differences in Fund Share prices that are based on closing prices of foreign securities established some time before a Fund calculates its own share price (referred to as "time zone arbitrage"). The Funds have procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Fund calculates its NAV. While there is no assurance, the Funds expect that the use of fair value pricing, in addition to the short-term trading policies discussed below, will reduce a shareholder's ability to engage in time zone arbitrage to the detriment of the other shareholders of the Funds.

                                  26 PROSPECTUS


HIGHMARK FUNDS

A shareholder engaging in a short-term trading strategy may also target a Fund that does not invest primarily in foreign securities. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). Funds that may be adversely affected by price arbitrage include, in particular, those Funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS. Purchases and exchanges should be made primarily for investment purposes. Each Fund and/or its principal underwriter reserves the right to refuse any purchase or exchange order at any time or to suspend redemptions with respect to any shareholder, including transactions representing excessive trading and transactions accepted by any shareholder's financial adviser. In addition, the Funds' adviser will use its best efforts to detect short-term trading activity in a Fund's Shares and reject any purchase, redemption or exchange if, in its judgment, the transaction would adversely affect the Fund or its shareholders. The adviser, however, will not always be able to detect or prevent market timing activity or other trading activity that may disadvantage a Fund. For example, the ability to monitor trades that are placed by omnibus or other nominee accounts is limited when the broker, retirement plan administrator or fee-based program sponsor maintains the record of a Fund's underlying beneficial owners. In the event that the Funds or their agents reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

DISCLOSURE OF PORTFOLIO HOLDINGS


HighMark Capital Management, Inc., the Funds' adviser, has established a policy with respect to the disclosure of a Fund's portfolio holdings. A description of this policy is provided in the SAI. In addition, each Fund's complete monthly portfolio holdings are generally available to you 30 days after the end of the period on the HighMark Funds' website by clicking on "Our Funds," selecting a Fund and clicking on "Composition."



Note that the Funds or their adviser may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders. Once posted, the above information will remain available on the web site until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.



DISTRIBUTIONS



We declare each HighMark Money Market Fund's net income at the close of each business day and pay any dividends to shareholders monthly. Each Fund expects to distribute substantially all of its income and capital gains annually. However, it is unlikely that the Money Market Funds will realize any capital gain.


We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s) unless you notify our Transfer Agent that you want to receive your distributions in cash. If you are a shareholder of a Money Market Fund, you may also notify our Transfer Agent to reinvest any income and capital gains distributions in the same class of an Equity Fund. To make either type of notification, send a letter with your request, including your name and account number, to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash. In general, a Fund's Class A Shares will pay higher dividends than Class B Shares because Class B Shares have a higher distribution fee.

TAXES


Your mutual fund investments may have a considerable impact on your tax situation. We have summarized some of the main U.S. federal income tax considerations generally applicable to investments in a Fund. Note, however, that the following is general information and your investment in a Fund may have other tax implications. The information below will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan.



IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF THE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.


END-OF-YEAR TAX STATEMENTS


We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation, including possible foreign, state and local taxes. You can find more information about the potential tax consequences of mutual fund investing in the SAI.

                                  PROSPECTUS 27


TAXATION OF SHAREHOLDER TRANSACTIONS

An exchange of a HighMark Fund's shares for shares of another HighMark Fund will be treated as a sale of the HighMark Fund's shares and, as with all sales and redemptions of HighMark Fund shares, any gain on the transaction (although unlikely in a Money Market Fund) will be subject to tax.


TAXES ON FUND DISTRIBUTIONS



- FEDERAL TAXES: For federal income tax purposes, distributions of net investment income that you receive from a Fund are generally taxable as ordinary income. Distributions of gains from the sale of investments that a Fund owned for one year or less also will be taxable as ordinary income (regardless of how long you've owned Shares in the Fund).


- STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund.


- TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains (regardless of how long you've owned Shares in the Fund). Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Some states also tax long-term capital gain distributions at a special rate. The Funds do not expect a significant portion of Fund distributions to be derived from long-term capital gains.



- REINVESTMENT: A Fund's distributions are taxable, whether received in cash or reinvested in additional Shares of the Fund.



SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF THE HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND: Distributions from the Fund that are properly designated as "exempt-interest dividends" (that is, distributions of net income from tax-exempt securities that are properly designated by the Fund) generally will be exempt from federal income tax. Distributions from the Fund will be exempt from California personal income tax if (1) at the close of each quarter of the company's taxable year at least 50% of the value of its total assets consist of obligations the interest from which would be exempt from California taxation if such obligations were held by an individual and (2) if such dividends are properly designated as exempt-interest dividends in a written notice mailed to shareholders no later than 60 days after the close of the company's taxable year. The Funds' portfolio managers expect that substantially all the income dividends you receive from the Fund will be exempt from federal and California state personal income taxes. However, distributions from the Fund, if any, that do not constitute exempt-interest dividends (including any distributions of any short-term capital gains) generally will be taxable as ordinary income, except that any distributions of net capital gains will be taxable as long-term capital gains. Gains realized by the Fund on the sale or exchange of investments that generate tax-exempt income will be taxable to shareholders. If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, investing in the Fund may have on the federal taxation of such benefits. In addition, some of the income from the Fund may be included in the computation of federal and state alternative minimum tax liability, for both individual and corporate shareholders.


SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS: Special withholding and filing rules apply to foreign shareholders. Please consult the SAI and your tax adviser for additional information.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. SEE THE SAI FOR FURTHER DETAILS. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES


AUTOMATIC INVESTMENT PLAN (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per HighMark Fund is $100.* AIP is available only to current shareholders who wish to make additional investments to their existing account(s).


To take part in AIP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

* There is a $50 monthly minimum for current or retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California and its affiliates who were participating in HighMark Funds' AIP on or before December 11, 1998.


SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark Funds' Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum withdrawal is $100 per HighMark Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

                                  28 PROSPECTUS


HIGHMARK FUNDS

To participate in SWP, you must:


-    Have at least $5,000 in your HighMark Fund(s) account, and


-    Have your dividends automatically reinvested.

BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:


SWP via check will only run on the 25th of each month. SWP via the Automated Clearing House ("ACH") can be run on any date. If your automatic withdrawals through SWP exceed the income your HighMark Fund(s) normally pay, your withdrawals may, over time, deplete your original investment--or exhaust it entirely if you make large and/or frequent withdrawals. Fluctuations in the net asset value per share of your HighMark Fund(s) may also contribute to the depletion of your principal.


CLASS B SHAREHOLDERS SHOULD ALSO NOTE THE FOLLOWING:

If you expect to withdraw more than 10% of your account's current value in any single year, it may not be in your best interest to participate in SWP because you will have to pay a contingent deferred sales charge on Class B withdrawals of this size.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

Please contact HighMark Funds at 1-800-433-6884 for more information.

SYSTEMATIC EXCHANGE PLAN: HighMark Funds' Systematic Exchange Plan allows shareholders of a class of HighMark Money Market or Fixed-Income Funds to make regular exchanges from their accounts into the same class of a HighMark Equity Fund. The minimum exchange is $100 per HighMark Equity Fund. You can choose to make these exchanges on a monthly, quarterly, semi-annual or annual basis for a fixed period of time.

To participate in the Systematic Exchange Plan, you must:


- Have at least $5,000 in your HighMark Money Market or Fixed-Income Fund(s) account, and


-    Have your dividends automatically reinvested.

To take part in the Systematic Exchange Plan, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

MORE ABOUT THE HIGHMARK FUNDS

INVESTMENT MANAGEMENT

INVESTMENT ADVISER


HighMark Capital Management, Inc. serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of the HighMark Funds' Board of Trustees. HighMark Capital Management, Inc. also serves as the administrator of the HighMark Funds.



HighMark Capital Management, Inc. is a subsidiary of Union Bank of California, N.A., which is a subsidiary of UnionBanCal Corporation. UnionBanCal Corporation is a publicly held corporation, which is principally held by The Bank of Tokyo-Mitsubishi UFJ, Ltd (BTMU). BTMU is in turn a wholly owned subsidiary of Mitsubishi UFJ Financial Group, Inc. As of September 30, 2008, HighMark Capital Management, Inc. had approximately $___ billion in assets under management. HighMark Capital Management, Inc. (and its predecessors) has been providing investment management services to individuals, institutions and large corporations since 1919.



Over the past fiscal year, the Funds paid the following management fees to HighMark Capital Management, Inc.:



FUND                  % OF NET ASSETS
----                  ---------------
100% U.S. Treasury
Money Market Fund           ___%
California Tax-Free
Money Market Fund           ___%
Diversified Money
Market Fund                 ___%
U.S Government
Money Market Fund           ___%



For its advisory services to the Treasury Plus Money Market Fund, HighMark Capital Management, Inc. is entitled to receive a management fee at an annual rate of 0.30% of the Treasury Plus Money Market Fund's average daily net assets.



A discussion regarding the basis for HighMark Funds' Board of Trustees approving the advisory agreement between HighMark Capital Management, Inc. and HighMark Funds is available in HighMark Funds' Annual Report to shareholders for the fiscal year ending July 31, 2008.

                                  PROSPECTUS 29


FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by ________________, as noted in its report dated ___________, ____. This report, along with the Funds' financial statements, is incorporated by reference in the SAI, which is available upon request.



                          Investment Activities
                         -----------------------
                                         Net
                                       Realized                  Dividends and
                 Net                     and                     Distributions
                Asset                 Unrealized              -------------------   Total From
                Value,      Net      Gain (Loss)     Total       Net                 Dividends
              Beginning  Investment       on         from     Investment  Capital       and
              of Period   Income+    Investments  Operations    Income     Gains   Distributions
              ---------  ----------  -----------  ----------  ----------  -------  -------------
100% U.S. TREASURY MONEY MARKET FUND
CLASS A SHARES
For the periods ended July 31,:
2008            $____      $_____       $_____      $_____     $ ______     $__       $______
2007             1.00       0.042           --       0.042       (0.042)     --        (0.042)
2006             1.00       0.032        0.001       0.033       (0.033)     --        (0.033)
2005             1.00       0.014           --       0.014       (0.014)     --        (0.014)
2004             1.00       0.002           --       0.002       (0.002)     --        (0.002)

CALIFORNIA TAX-FREE MONEY MARKET FUND
CLASS A SHARES
For the periods ended July 31,:
2008            $____      $_____       $_____      $_____     $ ______     $__       $______
2007             1.00       0.028           --       0.028       (0.028)     --        (0.028)
2006             1.00       0.023           --       0.023       (0.023)     --        (0.023)
2005             1.00       0.012           --       0.012       (0.012)     --        (0.012)
2004             1.00       0.003           --       0.003       (0.003)     --        (0.003)

DIVERSIFIED MONEY MARKET FUND
CLASS A SHARES
For the periods ended July 31,:
2008            $____      $_____       $_____      $_____     $ ______     $__       $______
2007             1.00       0.046           --       0.046       (0.046)     --        (0.046)
2006             1.00       0.037           --       0.037       (0.037)     --        (0.037)
2005             1.00       0.017           --       0.017       (0.017)     --        (0.017)
2004             1.00       0.004           --       0.004       (0.004)     --        (0.004)

                                                                          Ratio
                                                                      of Expenses
                                                                       to Average   Ratio of
                                                                       Net Assets     Net
                             Net                 Net                   Excluding   Investment
                            Asset              Assets,      Ratio     Fee Waivers    Income
                            Value,               End     of Expenses      and        (Loss)
              Redemption     End      Total   of Period   to Average   Reduction   to Average
                 Fees     of Period  Return*    (000)     Net Assets  of Expenses  Net Assets
              ----------  ---------  -------  ---------  -----------  -----------  ----------
100% U.S. TREASURY MONEY MARKET FUND
CLASS A SHARES
For the periods ended July 31,:
2008              $__     $____       ____%    $_______     ____%         ____%       ____%
2007               --      1.00       4.30      151,880     0.78          1.03        4.22
2006               --      1.00       3.32      177,512     0.78          1.04        3.20
2005               --      1.00       1.40      201,034     0.78          1.07        1.39
2004               --      1.00       0.25      164,225     0.77          1.06        0.22

CALIFORNIA TAX-FREE MONEY MARKET FUND
CLASS A SHARES
For the periods ended July 31,:
2008              $__     $____       ____%    $_______     ____%         ____%       ____%
2007               --      1.00       2.87      329,718     0.72          1.04        2.83
2006               --      1.00       2.32      278,442     0.73          1.03        2.30
2005               --      1.00       1.21      268,133     0.70          1.07        1.19
2004               --      1.00       0.33      274,403     0.67          1.06        0.32

DIVERSIFIED MONEY MARKET FUND
CLASS A SHARES
For the periods ended July 31,:
2008              $__     $____       ____%    $_______     ____%         ____%       ____%
2007               --      1.00       4.72      792,969     0.78          1.03        4.62
2006               --      1.00       3.76      724,910     0.77          1.04        3.74
2005               --      1.00       1.69      556,443     0.78          1.06        1.67
2004               --      1.00       0.39      543,320     0.77          1.06        0.38


Amounts designated as "--" are either $0 or have been rounded to $0.

* Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.

+    Per share amounts calculated using average shares method.

                                  30 PROSPECTUS


HIGHMARK FUNDS


                          Investment Activities
                         -----------------------
                                         Net
                                       Realized                  Dividends and
                 Net                     and                     Distributions
                Asset                 Unrealized              -------------------   Total From
                Value,      Net      Gain (Loss)     Total       Net                 Dividends
              Beginning  Investment       on         from     Investment  Capital       and
              of Period   Income+    Investments  Operations    Income     Gains   Distributions
              ---------  ----------  -----------  ----------  ----------  -------  -------------
U.S. GOVERNMENT MONEY MARKET FUND
CLASS A SHARES
For the periods ended July 31,:
2008            $____      $_____      $ _____      $_____     $______      $__       $______
2007             1.00       0.045           --       0.045      (0.045)      --        (0.045)
2006             1.00       0.036           --       0.036      (0.036)      --        (0.036)
2005             1.00       0.015        0.001       0.016      (0.016)      --        (0.016)
2004             1.00       0.003           --       0.003      (0.003)      --        (0.003)
CLASS B SHARES
For the periods ended July 31,:
2008            $____      $_____      $ _____      $_____     $______      $__       $______
2007             1.00       0.038           --       0.038      (0.038)      --        (0.038)
2006             1.00       0.028        0.001       0.029      (0.029)      --        (0.029)
2005             1.00       0.008        0.001       0.009      (0.009)      --        (0.009)
2004             1.00       0.001           --       0.001      (0.001)      --        (0.001)
CLASS C SHARES
For the periods ended July 31,:
2008            $____      $_____      $ _____      $_____     $______      $__       $______
2007             1.00       0.041           --       0.041      (0.041)      --        (0.041)
2006 (1)         1.00       0.025       (0.001)      0.024      (0.024)      --        (0.024)

                                                                          Ratio
                                                                      of Expenses
                                                                       to Average   Ratio of
                                                                       Net Assets     Net
                             Net                 Net                   Excluding   Investment
                            Asset              Assets,      Ratio     Fee Waivers    Income
                            Value,               End     of Expenses      and        (Loss)
              Redemption     End      Total   of Period   to Average   Reduction   to Average
                 Fees     of Period  Return*    (000)     Net Assets  of Expenses  Net Assets
              ----------  ---------  -------  ---------  -----------  -----------  ----------
U.S. GOVERNMENT MONEY MARKET FUND
CLASS A SHARES
For the periods ended July 31,:
2008              $__       $____     ____%    $______      ____%        ____%       ____%
2007               --        1.00     4.64      33,560      0.78         1.04        4.55
2006               --        1.00     3.67      32,754      0.78         1.04        3.61
2005               --        1.00     1.61      33,440      0.78         1.07        1.55
2004               --        1.00     0.32      42,134      0.78         1.07        0.32
CLASS B SHARES
For the periods ended July 31,:
2008              $__       $____     ____%    $______      ____%        ____%       ____%
2007               --        1.00     3.91         432      1.48         1.54        3.85
2006               --        1.00     2.93         780      1.50         1.54        2.83
2005               --        1.00     0.87       1,178      1.51         1.57        0.79
2004               --        1.00     0.05       1,684      1.05         1.57        0.05
CLASS C SHARES
For the periods ended July 31,:
2008              $__       $____     ____%    $______      ____%        ____%       ____%
2007               --        1.00     4.16          29      1.23         1.29        4.09
2006 (1)           --        1.00     2.40          61      1.23**       1.29**      3.80**


Amounts designated as "--" are either $0 or have been rounded to $0.

* Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.

**   Annualized.

+    Per share amounts calculated using average shares method.

(1)  Commenced operations on December 1, 2005.

                                  PROSPECTUS 31


OTHER INVESTMENT MATTERS

No Fund is a complete investment program. The investment objectives or goals of the Funds and the investment policies of the Funds can be changed without shareholder approval, except for the policies that are identified as "fundamental" in the SAI.

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about the securities in which the Funds may invest.


FUND NAME                               FUND CODE
---------                               ---------
100% U.S. Treasury Money Market Fund       1
California Tax-Free Money Market Fund      2
Diversified Money Market Fund              3
Treasury Plus Money Market Fund            4
U.S. Government Money Market Fund          5



INSTRUMENT                                                              FUND CODE        RISK TYPE
----------                                                              ---------   ------------------
ASSET-BACKED SECURITIES: Securities backed by receivables,              2, 3        Prepayment
home equity loans, truck and auto loans, leases, credit                             Market
card receivables and other securities backed by other                               Credit
types of receivables or assets.                                                     Regulatory

BANKERS' ACCEPTANCES: Bills of exchange or time drafts                  2, 3        Credit
drawn on and accepted by a commercial bank. They                                    Liquidity
generally have maturities of six months or less.                                    Market

BONDS: Interest-bearing or discounted government                        2, 3, 5     Market
or corporate securities that obligate the issuer to                                 Political
pay the bondholder a specified sum of money,                                        Liquidity
usually at specific intervals, and to repay the                                     Foreign Investment
principal amount of the loan at maturity.                                           Prepayment

CERTIFICATES OF DEPOSIT: Negotiable instruments                         2, 3        Market
with a stated maturity.                                                             Credit
                                                                                    Liquidity

COMMERCIAL PAPER: Secured and unsecured short-term                      2, 3, 5     Credit
promissory notes issued by corporations and other entities.                         Liquidity
Maturities generally vary from a few days to nine months.                           Market

DEMAND NOTES: Securities that are subject to puts and                   2, 3, 5     Market
standby commitments to purchase the securities at a fixed                           Liquidity
price (usually with accrued interest) within a fixed period                         Management
of time following demand by a fund.

DERIVATIVES: Instruments whose value is derived from                    2, 3, 5     Management
an underlying contract, index or security, or any                                   Market
combination thereof, including futures, options                                     Credit
(e.g., put and calls), options on futures, swap                                     Liquidity
agreements, and some mortgage-backed securities.                                    Leverage
                                                                                    Prepayment

FOREIGN SECURITIES: Commercial paper of foreign issuers and             3           Market
obligations of foreign banks, overseas branches of U.S. banks                       Political
and supranational entities.                                                         Liquidity
                                                                                    Foreign Investment

                                  32 PROSPECTUS


HIGHMARK FUNDS


INSTRUMENT                                                              FUND CODE        RISK TYPE
----------                                                              ---------   ------------------
ILLIQUID SECURITIES: Securities that ordinarily cannot be               1-5         Liquidity
sold within seven business days at the value the Fund
has estimated for them. Each HighMark Money Market Fund
may invest up to 10% of its net assets in illiquid securities.

INVESTMENT COMPANY SECURITIES: Shares of registered                     2, 3, 5     Market
investment companies. These may include HighMark Money
Market Funds and other registered investment companies for
which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor. As a
shareholder of an investment company, a fund will indirectly bear investment management fees of that investment company,
which are in addition to the management fees the fund pays its own adviser.

INVESTMENT GRADE SECURITIES: Securities rated BBB or better             2, 3        Market
by S & P; Baa or better by Moody's; similarly rated by other                        Credit
nationally recognized rating organizations; or, if not rated,                       Prepayment
determined to be of comparably high quality by a funds'
adviser.

MORTGAGE-BACKED SECURITIES: Securities backed by real                   2, 3        Prepayment
estate loans and pools of loans. These include                                      Market
collateralized mortgage obligations (CMOs) and                                      Credit
real estate mortgage investment conduits (REMICs).                                  Regulatory

MUNICIPAL SECURITIES: Securities issued by a state or                   2, 3        Market
political subdivision to obtain funds for various public                            Credit
purposes. Municipal securities may include revenue bonds,                           Political
certificates of participation, both taxable and tax-exempt private                  Tax
activity bonds and industrial development bonds, as well as general                 Regulatory
obligation bonds, tax anticipation notes, bond anticipation notes,                  Prepayment
revenue anticipation notes, project notes, other short-term
obligations such as municipal leases, and obligations of municipal housing authorities (single family revenue bonds).

There are two general types of municipal bonds:
GENERAL-OBLIGATION BONDS, which are secured by the taxing power of the issuer (and, in California, have the approval of voters) and REVENUE BONDS, which take many shapes and forms but are generally backed by revenue from a specific project or tax.
These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district
(Mello-Roos) issues, which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.

                                  PROSPECTUS 33



INSTRUMENT                                                              FUND CODE        RISK TYPE
----------                                                              ---------   ------------------
PARTICIPATION INTERESTS: Interests in municipal securities              2           Market
from financial institutions such as commercial and                                  Liquidity
investment banks, savings and loan associations and insurance                       Credit
companies. These interests are usually structured as some                           Tax
form of indirect ownership that allows a fund to treat
the income from the investment as exempt from federal
income tax. A fund invests in these interests to obtain
credit enhancement on demand features that would be
available through direct ownership of the underlying
municipal securities.

REPURCHASE AGREEMENTS: The purchase of a security                       2-5         Market
and the simultaneous commitment to return the security                              Leverage
to the seller at an agreed upon price on an agreed                                  Counterparty
upon date. This is treated as a loan by a fund.

RESTRICTED SECURITIES: Securities not registered under the              1-5         Liquidity
Securities Act of 1933, such as privately placed commercial                         Market
paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENT: The sale of a security                    2-5         Market
and the simultaneous commitment to buy the security back                            Leverage
at an agreed upon price on an agreed upon date. This is treated                     Counterparty
as a borrowing by a fund and may have a leveraging effect.

SECURITIES LENDING: The lending of up to 33 1/3% of a                   2-5         Market
fund's total assets. In return a Fund receives                                      Leverage
cash, other securities and/or letters of credit.                                    Liquidity
                                                                                    Credit

TAX-EXEMPT COMMERCIAL PAPER: Commercial paper                           2           Credit
issued by governments and political sub-divisions.                                  Liquidity
                                                                                    Market
                                                                                    Tax

TIME DEPOSITS: Non-negotiable receipts issued by a                      2, 3        Liquidity
bank in exchange for a deposit of money.                                            Credit
                                                                                    Market

TREASURY RECEIPTS: Treasury receipts, Treasury investment               3, 5        Market
growth receipts and certificates of accrual of
Treasury securities.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                    2, 3, 5     Government-
by agencies and instrumentalities of the U.S. government.                           Sponsored Entities
These include Ginnie Mae, Fannie Mae and Freddie Mac.                               Market
Such securities may not be guaranteed or insured by the                             Credit
U.S. government.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately              1-5         Market
traded registered interest and principal securities, and coupons under bank entry safekeeping.

                                  34 PROSPECTUS


HIGHMARK FUNDS


INSTRUMENT                                                              FUND CODE        RISK TYPE
----------                                                              ---------   ------------------
VARIABLE AMOUNT MASTER DEMAND NOTES: Unsecured demand                   2, 3. 5     Credit
notes that permit the indebtedness to vary and provide
for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between HighMark Funds and the issuer,
they are not normally traded. Although there is no secondary market in these notes, a fund may demand payment of
principal and accrued interest at specified intervals.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with                2, 3. 5     Credit
interest rates that are reset daily, weekly, quarterly or on                        Liquidity
some other schedule. Such instruments may be payable to a                           Market
fund on demand.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                         1-5         Market
A purchase of, or contract to purchase, securities at a fixed                       Leverage
price for delivery at a future date.                                                Liquidity
                                                                                    Credit

YANKEE BONDS AND SIMILAR OBLIGATIONS: U.S. dollar-                      3           Market
denominated bonds issued by foreign corporations                                    Credit
or governments. Sovereign bonds are those issued by the
government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and
European Investment Bank. Canadian bonds are those issued by
Canadian provinces.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of                  1-5         Credit
debt that pay no interest, but are issued at a discount from                        Market
their value at maturity. When held to maturity, their entire                        Zero Coupon
return equals the difference between their issue price and
their maturity value.

                                  PROSPECTUS 35


OTHER RISKS

HighMark Funds also offers shares of the Income Plus Allocation Fund, Growth & Income Allocation Fund, Capital Growth Allocation Fund and Diversified Equity Allocation Fund (collectively the "Asset Allocation Portfolios"). Each of the Asset Allocation Portfolios is a "fund-of-funds" that invests in other mutual funds within the HighMark Funds family. Fiduciary shares of the Diversified Money Market Fund and certain other series of HighMark Funds not offered in this prospectus (collectively with the Diversified Money Market Fund, the "Underlying Funds") are offered to the Asset Allocation Portfolios. The Asset Allocation Portfolios, individually or collectively, may own significant amounts of shares of each Underlying Fund from time to time. The Asset Allocation Portfolios typically use asset allocation strategies pursuant to which they frequently may increase or decrease the amount of shares of any of the Underlying Funds they own, which could occur daily in volatile market conditions. Depending on a number of factors, including the cash flows into and out of an Underlying Fund as a result of the activity of other investors, an Underlying Fund's asset levels and an Underlying Fund's then-current liquidity, purchases and sales by an Asset Allocation Portfolio could require the Underlying Funds to purchase or sell portfolio securities, increasing the Underlying Funds' transaction costs and possibly reducing the Underlying Funds' performance.

GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are the Main Risks of Investing in This Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.


COUNTERPARTY RISK. The risk that the counterparty to a repurchase agreement or reverse repurchase agreement may not fulfill its obligations under the repurchase agreement or reverse repurchase agreement. A fund's income and the value of a fund's investments could decline as a result.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.


FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar-denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be seriously harmed by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.


GOVERNMENT-SPONSORED ENTITIES RISK. The risk associated with securities issued by government-sponsored entities because such securities may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. This risk should be modest for shorter-term securities and high for longer-term securities. Interest-rate risk also involves the risk that falling interest rates will cause a Fund's income, and thus its total return, to decline. This risk is generally greater for shorter-term securities and lower for longer-term securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but may be inherent in other types of securities as well.


LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a fund.



MANAGEMENT RISK. The risk that a strategy used by a fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.



MARKET RISK. The risk that a security's market value may decline, especially rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value

                                  36 PROSPECTUS


HIGHMARK FUNDS

of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT RISK. The risk that a security's principal will be repaid at an unexpected time. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. The investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may decrease a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment risk generally increases when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment risk it poses.

REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses and state usury laws.

TAX RISK. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER & ADMINISTRATOR

HIGHMARK CAPITAL MANAGEMENT, INC.
350 California Street
San Francisco, CA 94104

CUSTODIAN

UNION BANK OF CALIFORNIA, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR


PFPC DISTRIBUTORS, INC.

760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL

ROPES & GRAY LLP
One Embarcadero Center, Suite 2200
San Francisco, CA 94111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TRANSFER AGENT

STATE STREET BANK AND TRUST COMPANY
PO Box 8416
Boston, MA 02266

HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the HighMark Funds' performance during the last year.

To obtain the SAI, the Annual or Semi-Annual Reports free of charge, or for more information:

BY TELEPHONE: call 1-800-433-6884

BY MAIL: write to us at
         HighMark Funds
         c/o PNC Global Investment Servicing (U.S.) Inc.
         760 Moore Road
         King of Prussia, PA 19406

BY INTERNET: www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI, Annual and Semi-Annual Reports, and other information about the HighMark Funds from the SEC Website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

HighMark Funds' Investment Company Act registration number is 811-05059.

                                    (GRAPHIC)

(HIGHMARK(R) FUNDS LOGO)

445 South Figueroa Street - Suite 306 - Los Angeles - California - 90071


www.highmarkfunds.com                                            HMK-PS-014-0600
                                                                 84822-B (12/08)

                                    HIGHMARK
                       The smarter approach to investing.

MONEY MARKET
PROSPECTUS

CLASS S SHARES

     -    100% U.S. Treasury Money Market Fund

     -    California Tax-Free Money Market Fund

     -    Diversified Money Market Fund


     -    Treasury Plus Money Market Fund


     -    U.S. Government Money Market Fund

                                   (GRAPHIC)

(HIGHMARK(R) FUNDS LOGO)


The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful. As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of Union Bank of California, N.A., its affiliates or any bank. It is not insured by the FDIC or any other government agency.

                                  PROSPECTUS 1


HOW TO READ THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios. The funds have individual investment goals and strategies. This prospectus gives you important information about the Class S Shares of HighMark's Money Market Funds (the "Funds") that you should know before investing. Each Fund also offers two additional classes of Shares called Fiduciary Shares and Class A Shares which are offered in separate prospectuses. In addition, the HighMark U.S. Government Money Market Fund offers additional classes of Shares called Class B Shares and Class C Shares.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Funds.


INDIVIDUAL HIGHMARK FUND PROFILES

100% U.S. Treasury Money Market Fund .....................................
California Tax-Free Money Market Fund ....................................
Diversified Money Market Fund ............................................
Treasury Plus Money Market Fund ..........................................
U.S. Government Money Market Fund ........................................

SHAREOWNER GUIDE -- HOW TO INVEST IN THE HIGHMARK FUNDS

Choosing a Share Class ...................................................
Fees for Distribution of Shares ..........................................
Payments to Financial Firms ..............................................
Buying and Selling Shares ................................................
Transaction Policies .....................................................
Dividends ................................................................
Taxes ....................................................................


MORE ABOUT THE HIGHMARK FUNDS

Investment Management ....................................................
Financial Highlights .....................................................
Other Investment Matters .................................................
Glossary of Investment Risks .............................................



FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS



Union Bank of California, N.A., is the parent company of HighMark Capital Management, Inc., the investment adviser of the Funds.


INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.


The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.



Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.


The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.




&   FUND SUMMARY
"   INVESTMENT STRATEGY
!   WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?
@   PERFORMANCE INFORMATION
?   DID YOU KNOW?
#   FUND INFORMATION
$   FEES AND EXPENSES

                                  2 PROSPECTUS


HIGHMARK MONEY MARKET FUNDS
100% U.S. TREASURY MONEY MARKET FUND

&   FUND SUMMARY

INVESTMENT GOAL                 To seek current income with liquidity and
                                stability of principal
INVESTMENT FOCUS                U.S. Treasury obligations
PRINCIPAL INVESTMENT STRATEGY   Invests exclusively in short-term U.S. Treasury
                                obligations
SHARE PRICE VOLATILITY          Low
INVESTOR PROFILE                Highly risk averse investors seeking current
                                income from a money market fund that invests
                                entirely in U.S. Treasury securities

"   INVESTMENT STRATEGY

HighMark 100% U.S. Treasury Money Market Fund seeks current income with liquidity and stability of principal. The Fund invests exclusively in U.S. Treasury securities and separately traded components of those securities called "STRIPs."

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the portfolio will have an effective maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

-    The outlook for interest rates.

- Buying and selling activity in the Treasury market as a whole and/or for individual Treasury securities.

-    Imbalances in the supply of Treasuries relative to demand.

-    The appropriateness of particular securities to the Fund's objectives.


For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ___.


!   WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's fixed income portion, the greater its interest rate risk.


MARKET RISK: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.



For more information about this risk, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                  PROSPECTUS 3


@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


THIS BAR CHART SHOWS THE CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS S SHARES FROM YEAR TO YEAR.*


                                   (BAR CHART)


1998   4.88%
1999   4.28%
2000   5.00%
2001   3.14%
2002   0.78%
2003   0.13%
2004   0.25%
2005   1.91%
2006   3.73%
2007   3.60%



BEST QUARTER   WORST QUARTER
------------   -------------
    1.32%           0.02%
 (12/31/00)      (03/31/04)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ____%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07.



                                                      SINCE
                     1 YEAR   5 YEARS   10 YEARS   INCEPTION*
                     ------   -------   --------   ----------
100% U.S. TREASURY
MONEY MARKET FUND
   Class S Shares     3.60%    1.91%       2.75%(a)  4.05%(a)


*    Since 8/10/87.

(a) Prior to 9/30/99, performance for Class S Shares is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 8/10/87, are not offered in this prospectus; however, because they are invested in the same portfolio of securities, annual returns for the two classes would be substantially similar. The performance of the Fiduciary Shares does not reflect Class S Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

YIELD

The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark 100% U.S. Treasury Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

#    FUND INFORMATION

CLASS       CUSIP     TICKER
-----     ---------   ------
Class S   431112606   HUSXX

?    DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

                                                                     (CONTINUED)

                                  4 PROSPECTUS


HIGHMARK MONEY MARKET FUNDS
100% U.S. TREASURY MONEY MARKET FUND (CONTINUED)

$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees you would pay directly from your investment if you buy or sell Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                         CLASS S
                                                                          SHARES
                                                                         -------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of
   offering price)                                                          0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset
   value)                                                                   0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*         0%

ANNUAL FUND OPERATING EXPENSES


                                                                         CLASS S
                                                                          SHARES
                                                                         -------
Investment Advisory Fees                                                  0.30%
Distribution (12b-1) Fees                                                 0.55%
Other Expenses                                                            ____%
                                                                          ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                   ____%
Fee Waivers                                                               ____%
   NET EXPENSES+                                                          ____%


*    Does not include any wire transfer fees, if applicable.


+ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class S Shares from exceeding ____% for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                 ------   -------   -------   --------
CLASS S SHARES   $_____   $______   $______    $______

                                  PROSPECTUS 5


HIGHMARK MONEY MARKET FUNDS
CALIFORNIA TAX-FREE MONEY MARKET FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek current income exempt from federal and
                                California state personal income taxes with
                                liquidity and stability of principal
INVESTMENT FOCUS                California tax-free money market securities
PRINCIPAL INVESTMENT STRATEGY   Attempts to invest in high-quality, short-term
                                California tax-free securities
SHARE PRICE VOLATILITY          Low
INVESTOR PROFILE                California residents seeking income exempt from
                                federal and California state personal income
                                taxes

"    INVESTMENT STRATEGY

HighMark California Tax-Free Money Market Fund seeks as high a level of current income exempt from federal and California personal income tax as is consistent with the preservation of capital and stability of principal.

To pursue this goal, the Fund normally invests at least 80% of its total assets in short-term, HIGH-QUALITY California MUNICIPAL SECURITIES. It may also invest in non-rated securities that the portfolio managers judge to be of comparably high quality. At times the Fund may also invest up to 10% of its assets in other mutual funds with similar objectives. The Fund may, in addition, invest up to 20% in short-term obligations that pay interest which is not exempt from California personal income taxes, federal income taxes and/or the alternative minimum tax.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the portfolio will have an effective maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

-    The outlook for interest rates.

- Buying and selling activity in the California municipal securities market as a whole and/or for individual securities.

-    Imbalances in the supply of securities relative to demand.

-    The appropriateness of particular securities to the Fund's objectives.

In an effort to preserve the value of your investment under volatile market conditions, the managers may temporarily invest a significant amount of the Fund's assets in very short-term taxable obligations called money market securities. They may also do so when there is not a sufficient supply of California municipal securities that meet their investment criteria.


For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ____.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

STATE SPECIFIC RISK: By concentrating its investments in California, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified.

INTEREST-RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's fixed income portion, the greater its interest rate risk.


MARKET RISK: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.


CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its obligations. In general, the lower a security's rating, the greater its credit risk.


LIQUIDITY RISK: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.



For more information about these risks, please see "Glossary of Investment Risks" on page ___. For more information about additional risks to which the Fund may be subject, please see page ___.


                                                                     (CONTINUED)

                                  6 PROSPECTUS


HIGHMARK MONEY MARKET FUNDS
CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

@ PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the fund will perform in the future.


This bar chart shows the changes in the performance of the Fund's Class S Shares from year to year.*


                                   (BAR CHART)


1998   2.89%
1999   2.50%
2000   2.71%
2001   1.59%
2002   0.48%
2003   0.14%
2004   0.26%
2005   1.37%
2006   2.42%
2007   2.62%



BEST QUARTER   WORST QUARTER
------------   -------------
    0.81%           0.01%
 (06/30/98)      (03/31/04)



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS _____%.



THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07.



                                                       SINCE
                       1 YEAR   5 YEARS   10 YEARS   INCEPTION*
                       ------   -------   --------   ----------
CALIFORNIA TAX-FREE
MONEY MARKET FUND(1)
Class S Shares          2.62%    1.36%    1.69%(a)    2.20%(a)



(1) The performance data includes the performance of Stepstone California Tax-Free Money Market Fund for the period prior to its consolidation with HighMark California Tax-Free Money Market Fund on 4/25/97.


*    Since 6/10/91.

(a) Prior to 9/30/99, performance for Class S Shares is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 6/10/91, are not offered in this prospectus; however, because they are invested in the same portfolio of securities, annual returns for the two classes would be substantially similar. The performance of the Fiduciary Shares does not reflect Class S Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

YIELD


The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about HighMark California Tax-Free Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.


The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

#    FUND INFORMATION

CLASS       CUSIP     TICKER
-----     ---------   ------
Class S   431112705   HCSXX

?    DID YOU KNOW?

MUNICIPAL SECURITIES are issued by California and other states, cities and municipalities to help finance utilities, schools, public works projects and facilities, among other things.


The managers consider HIGH-QUALITY SECURITIES to be those rated in the top two credit rating categories by nationally recognized rating agencies such as S&P.


A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

                                  PROSPECTUS 7


$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold fund shares. The first table describes the fees you would pay directly from your investment if you buy or sell Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                         CLASS S
                                                                         SHARES
                                                                         -------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of
   offering price)                                                          0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset
   value)                                                                   0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*         0%

ANNUAL FUND OPERATING EXPENSES


                                                                         CLASS S
                                                                          SHARES
                                                                         -------
Investment Advisory Fees                                                  0.30%
Distribution (12b-1) Fees                                                 0.55%
Other Expenses                                                            ____%
Acquired Fund Fees and Expenses+                                          ____%
   TOTAL ANNUAL FUND OPERATING EXPENSES++                                 ____%
Fee Waivers                                                               ____%
   NET EXPENSES+++                                                        ____%


*    Does not include any wire transfer fees, if applicable.


+ The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2008.



++ The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.



+++ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and expenses indirectly incurred by the Fund through investments in Acquired Funds) for Class S Shares from exceeding ___% for the period beginning December 1, 2008 and ending on November 30, 2009. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in Acquired Funds) at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:



                              Class S Shares: ___%


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                 ------   -------   -------   --------
CLASS S SHARES   $____     $____     $____     $____

                                  8 PROSPECTUS


HIGHMARK MONEY MARKET FUNDS
DIVERSIFIED MONEY MARKET FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek current income with liquidity and
                                stability of principal

INVESTMENT FOCUS                High-quality, short-term debt securities

PRINCIPAL INVESTMENT STRATEGY   Employs top-down analysis of economic and market
                                factors to select Fund investments

SHARE PRICE VOLATILITY          Low

INVESTOR PROFILE                Short-term or risk-averse investors seeking our
                                typically highest-yielding money market fund

" INVESTMENT STRATEGY


HighMark Diversified Money Market Fund seeks to generate current income with liquidity and stability of principal. To pursue this goal, the Fund invests primarily in high-quality, short-term debt securities. "High-quality" securities are those that at least one nationally recognized rating agency such as S&P has judged financially strong enough to be included in its highest credit-quality category for short-term securities. The Fund may also invest in nonrated securities if the portfolio managers believe they are of comparably high quality.


In choosing investments for the Fund, the portfolio managers consider several factors, including:

-    The outlook for interest rates.

- Buying and selling activity in the high-quality, short-term securities market as a whole and/or for individual securities.

- Current imbalances in the supply of high-quality, short-term securities relative to demand.

-    The appropriateness of particular securities to the Fund's objectives.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the portfolio will have an effective maturity of no more than 397 days.

Although the portfolio managers strive to ensure that the Fund is diversified, from time to time they may concentrate the Fund's assets in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks, to the extent permitted under applicable SEC guidelines, if they believe it is in the best interest of the Fund's shareholders.


For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page __.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's fixed income portion, the greater its interest rate risk.


MARKET RISK: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.


CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security's credit rating, the greater its credit risk.


LIQUIDITY RISK: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.



For more information about these risks, please see "Glossary of Investment Risks" on page __. For more information about additional risks to which the Fund may be subject, please see page __.

                                  PROSPECTUS 9


AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


THIS BAR CHART SHOWS THE CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS S SHARES FROM YEAR TO YEAR.*


                                   (BAR CHART)


1998    5.15%
1999    4.63%
2000    5.50%
2001    3.36%
2002    0.91%
2003    0.18%
2004    0.39%
2005    2.26%
2006    4.17%
2007    4.46%



BEST QUARTER   WORST QUARTER
------------   -------------
    1.43%          0.02%
 (09/30/00)      (06/30/04)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.



THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07.



                                                    SINCE
                    1 YEAR   5 YEARS   10 YEARS   INCEPTION*
                    ------   -------   --------   ----------
DIVERSIFIED MONEY
MARKET FUND(1)
   Class S Shares    4.46%    2.28%    3.08%(a)    3.70%(a)



(1) Performance data includes the performance of Stepstone Money Market Fund for the period prior to its consolidation with HighMark Diversified Money Market Fund on 4/25/97.


*    Since 2/1/91.

(a) Prior to 9/30/99, performance for Class S Shares is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 2/1/91, are not offered in this prospectus; however, because they are invested in the same portfolio of securities, annual returns for the two classes would be substantially similar. The performance of the Fiduciary Shares does not reflect Class S Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

YIELD


The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about HighMark Diversified Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.


The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings. To obtain current yield information for the Fund, please call 1-800-433-6884.

#    FUND INFORMATION

CLASS       CUSIP     TICKER
-----     ---------   ------
Class S   431112408    HDSXX

?    DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

                                                                     (CONTINUED)

                                  10 PROSPECTUS


HIGHMARK MONEY MARKET FUNDS
DIVERSIFIED MONEY MARKET FUND (CONTINUED)

$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees you would pay directly from your investment if you buy or sell Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                      CLASS S
                                                                                       SHARES
                                                                                      -------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)      0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                      0%

ANNUAL FUND OPERATING EXPENSES


                                          CLASS S
                                           SHARES
                                          -------
Investment Advisory Fees                  0.30%
Distribution (12b-1) Fees                 0.55%
Other Expenses                            ____%
   TOTAL ANNUAL FUND OPERATING EXPENSES   ____%
Fee Waivers                               ____%
   NET EXPENSES+                          ____%


*    Does not include any wire transfer fees, if applicable.


+ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class S Shares from exceeding ___% for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                 1 YEAR   3 YEARS   5 YEARS  10 YEARS
                 ------   -------   -------  --------
CLASS S SHARES   $_____    $_____    $_____   $_____

                                  PROSPECTUS 11



HIGHMARK MONEY MARKET FUNDS
TREASURY PLUS MONEY MARKET FUND


&    FUND SUMMARY

INVESTMENT GOAL                 To seek current income with liquidity and stability of principal
INVESTMENT FOCUS                U.S. Treasury obligations and repurchase agreements
PRINCIPAL INVESTMENT STRATEGY   Invests in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements
                                collateralized by such obligations.
SHARE PRICE VOLATILITY          Low
INVESTOR PROFILE                Risk averse investors seeking current income from a money market fund that invests in U.S. Treasury securities

"    INVESTMENT STRATEGY

HighMark Treasury Plus Money Market Fund seeks current income with liquidity and stability of principal. To pursue its goal, the Fund primarily invests in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by such obligations. The Fund may also invest in reverse repurchase agreements.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the Fund will have an effective maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

-    The outlook for interest rates,

- Buying and selling activity in the Treasury market as a whole and/or for individual Treasury securities,

-    Imbalances in the supply of Treasuries relative to demand,

-    Liquidity, market risk and yield of various investment options, and/or

-    The appropriateness of particular securities to the Fund's objectives.

For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ___.

!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's fixed income portion, the greater its interest rate risk.

MARKET RISK: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

LEVERAGE RISK: Investments in the types of securities that create leverage are associated with the risk that such securities or investment practices may magnify small index or market movements into large changes in value.

CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its obligations. In general, the lower a security's rating, the greater its credit risk.

COUNTERPARTY RISK: The risk that the counterparty to a repurchase agreement or reverse repurchase agreement may not fulfill its obligations under the repurchase agreement or reverse repurchase agreement. The Fund's income and the value of the Fund's investments could decline as a result.

LIQUIDITY RISK: The possibility that a security may be difficult or impossible to sell at the time and price the Fund wishes. The Fund may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity, all of which could hamper the management or performance of the Fund.


For more information about these risks, please see
"Glossary of Investment Risks" on page __. For more information about additional risks to which the Fund may be subject, please see page __.


AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


                                                                     (CONTINUED)

                                  12 PROSPECTUS



HIGHMARK MONEY MARKET FUNDS
TREASURY PLUS MONEY MARKET FUND (CONTINUED)


@    PERFORMANCE INFORMATION

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had less than a full calendar year of performance as of the date of this Prospectus, the bar chart and table are not shown.

YIELD

The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about HighMark Treasury Plus Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

#    FUND INFORMATION

CLASS       CUSIP     TICKER
-----     ---------   ------
Class S   431123207    HMSXX

?    DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

                                  PROSPECTUS 13


$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees you would pay directly from your investment if you buy or sell Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                      CLASS S
                                                                                      SHARES
                                                                                      -------
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)      0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                      0%

ANNUAL FUND OPERATING EXPENSES


                                                                                      CLASS S
                                                                                      SHARES
                                                                                      -------
Investment Advisory Fees                                                               0.30%
Distribution (12b-1) Fees                                                              0.55%
Other Expenses+                                                                        ____%
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                ____%
Fee Waivers                                                                            ____%
   NET EXPENSES++                                                                      ____%


*    Does not include any wire transfer fees, if applicable.

+    Other Expenses are based on estimated amounts for the current fiscal year.


++ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class S Shares from exceeding 1.05% for the period beginning December 1, 2008 and ending on November 30, 2009. In addition, the Fund's Adviser has agreed to waive an additional portion of its fees and/or reimburse an additional portion of its expenses for the period beginning August 14, 2008 and ending February 14, 2009, which will result in an expense ratio lower than that stated above and will provide investors with a higher yield during the period.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                 1 YEAR   3 YEARS
                 ------   -------
CLASS S SHARES    $__       $__

                                 14 PROSPECTUS


HIGHMARK MONEY MARKET FUNDS
U.S. GOVERNMENT MONEY MARKET FUND

&    FUND SUMMARY

INVESTMENT GOAL                 To seek current income with liquidity and
                                stability of principal
INVESTMENT FOCUS                Short-term obligations issued or guaranteed by
                                the U.S. government and its agencies
PRINCIPAL INVESTMENT STRATEGY   Employs top-down analysis of economic and market
                                factors to select Fund investments
SHARE PRICE VOLATILITY          Low
INVESTOR PROFILE                Short-term or risk-averse investors seeking a
                                money market fund investing primarily in U.S.
                                government obligations

"    INVESTMENT STRATEGY

HighMark U.S. Government Money Market Fund seeks current income with liquidity and stability of principal. To pursue this goal, the Fund invests exclusively in short-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae") and the Federal National Mortgage Association ("Fannie Mae"). Some of these debt obligations may be subject to repurchase agreements. In certain cases, securities issued by government-sponsored agencies may not be guaranteed or insured by the U.S. government.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the portfolio will have an effective maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

-    The outlook for interest rates.

- Buying and selling activity in the U.S. government securities market as a whole and/or for individual securities.

-    Imbalances in the supply of U.S. government securities relative to demand.

-    The appropriateness of particular securities to the Fund's objectives.


For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page __.


!    WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's fixed income portion, the greater its interest rate risk.


MARKET RISK: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.


CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security's credit rating, the greater its credit risk.

GOVERNMENT-SPONSORED ENTITIES RISK: The securities in which the Fund invests that are issued by government-sponsored entities may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.


LIQUIDITY RISK: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

                                  PROSPECTUS 15



For more information about these risks, please see "Glossary of Investment Risks" on page __. For more information about additional risks to which the Fund may be subject, please see page __.


AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

@    PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


THIS BAR CHART SHOWS THE CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS S SHARES FROM YEAR TO YEAR.*


                                   (BAR CHART)


1998   5.02%
1999   4.51%
2000   5.37%
2001   3.09%
2002   0.83%
2003   0.14%
2004   0.33%
2005   2.19%
2006   4.07%
2007   4.19%



BEST QUARTER   WORST QUARTER
------------   -------------
    1.40%          0.01%
 (09/30/00)      (03/31/04)



* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2008 TO 9/30/2008 WAS ___%.



THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/07.



                                                      SINCE
                    1 YEAR   5 YEARS   10 YEARS    INCEPTION*
                    ------   -------   --------    ----------
U.S. GOVERNMENT
MONEY MARKET FUND
Class S Shares       4.19%    2.17%      2.96%(a)      4.20%(a)


*    Since 8/10/87.

(a) Prior to 9/30/99, performance for Class S Shares is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 8/10/87, are not offered in this prospectus; however, because they are invested in the same portfolio of securities, annual returns for the two classes would be substantially similar. The performance of the Fiduciary Shares does not reflect Class S Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

YIELD

The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark U.S. Government Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

#    FUND INFORMATION

CLASS       CUSIP     TICKER
-----     ---------   ------
Class S   431112507    HGSXX

?    DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

                                                                     (CONTINUED)

                                 16 PROSPECTUS

HIGHMARK MONEY MARKET FUNDS

U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)

$    FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold fund shares. The first table describes the fees you would pay directly from your investment if you buy or sell Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                   CLASS S
                                                    SHARES
Maximum Sales Charge (Load) Imposed on Purchase
   (as a percentage of offering price)                0%
Maximum Deferred Sales Charge (Load) (as a
   percentage of net asset value)                     0%
Redemption Fee (as a percentage of amount
   redeemed, if applicable)*                          0%

ANNUAL FUND OPERATING EXPENSES


                                                   CLASS S
                                                    SHARES
Investment Advisory Fees                             0.30%
Distribution (12b-1) Fees                            0.55%
Other Expenses                                       ____%
   TOTAL ANNUAL FUND OPERATING EXPENSES              ____%
Fee Waivers                                          ____%
   NET EXPENSES+                                     ____%


*    Does not include any wire transfer fees, if applicable.


+ The Fund's Adviser has contractually agreed to waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, and any expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles) for Class S Shares from exceeding ___% for the period beginning December 1, 2008 and ending on November 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
CLASS S SHARES    $____    $____     $____      $____
PROSPECTUS

                                 PROSPECTUS 17


SHAREOWNER GUIDE - HOW TO INVEST IN THE HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the HighMark Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

CHOOSING A SHARE CLASS

HighMark Funds offers different classes of Fund Shares, which have different expenses and other characteristics. Only one class of Fund Shares, Class S Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of HighMark's Class S Shares:

CLASS S SHARES

-    No sales charge.

-    Distribution (12b-1) fees of 0.55%.

- Available only to investors in Union Bank of California, N.A.'s Corporate Sweep service.

FOR THE ACTUAL PAST EXPENSES OF THE CLASS S SHARES, SEE THE INDIVIDUAL FUND PROFILES EARLIER IN THIS PROSPECTUS.

THE FUNDS ALSO OFFER CLASS A AND FIDUCIARY SHARES, EACH OF WHICH HAS ITS OWN EXPENSE STRUCTURE. THE U.S. GOVERNMENT MONEY MARKET FUND ALSO OFFERS CLASS B AND CLASS C SHARES (CLASS A, CLASS B AND CLASS C SHARES ARE COLLECTIVELY "RETAIL SHARES"). FIDUCIARY SHARES ARE AVAILABLE ONLY TO FINANCIAL INSTITUTIONS, FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., AND CERTAIN OTHER QUALIFIED INVESTORS. RETAIL SHARES ARE AVAILABLE TO NON-FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., WHO ARE NOT OTHERWISE ELIGIBLE FOR FIDUCIARY SHARES. CALL US AT 1-800-433-6884 FOR MORE DETAILS.

FEES FOR DISTRIBUTION OF SHARES

HighMark Funds has adopted a 12b-1 plan with respect to Class S Shares that allow each Fund to pay distribution and service fees. The maximum distribution and service fee for Class S Shares is as follows:

              PERCENTAGE OF AVERAGE
SHARE CLASS      DAILY NET ASSETS
-----------   ---------------------
Class S               0.55%

Because 12b-1 fees are paid on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PAYMENTS TO FINANCIAL FIRMS

Some or all of the distribution fees and servicing fees described above may be paid or "reallowed" to the broker, dealer, financial adviser or other financial intermediaries, including UnionBanc Investment Services LLC, TruSource and other affiliates of HighMark Capital Management, Inc., through which you purchase your Shares. In addition to the foregoing, your broker, dealer, financial adviser or other financial intermediaries may receive certain other payments and compensation described below. These arrangements may apply to any or all of your Shares, including but not limited to, Shares held through retirement plans. For purposes of the following, "financial firms" means brokers, dealers, financial advisers and other financial intermediaries.

MARKETING SUPPORT PAYMENTS. HighMark Capital Management, Inc. may also make payments from its own assets to financial firms that sell the HighMark Funds. The amounts of these payments may vary from time to time. Speak with your financial adviser to learn more about these payments.


PAYMENTS FOR DISTRIBUTION AND SHAREHOLDER SERVICES. In addition to the foregoing marketing support payments, HighMark Capital Management, Inc., directly or through an agent, also pays out of its own assets compensation to financial firms for the sale and distribution of the Shares of any of the Funds and/or for the servicing of Shares of any of the Funds. These payments made by HighMark Capital Management, Inc. may be made to supplement commissions paid to financial firms, and may take the form of (1) due diligence payments for a financial firm's examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a financial firm's list of mutual funds available for purchase by its clients; (3) fees for providing the Funds with "shelf space" and/or a higher profile for a financial firm's financial consultants and their customers and/or placing the Funds on the financial firm's preferred or recommended list; (4) marketing support fees for providing assistance in promoting the sale of Shares; (5) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; (6) payments for maintaining shareholder accounts on a financial firm's platform; and (7) payments for the sale of Shares and/or the maintenance of share balances.


Payments made by HighMark Capital Management, Inc. or its agents to a financial firm also may be used by the financial firm to pay for the travel expenses, meals, lodging and entertainment of the firm's salespersons and guests in connection with education, sales and promotional programs. These programs, which may be different for different financial firms, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.

                                 18 PROSPECTUS


HIGHMARK FUNDS

A number of factors are considered in determining the amount of these additional payments, including each financial firm's HighMark Funds sales and total assets, and the financial firm's willingness to give HighMark Capital Management, Inc. or the Funds' distributor access to its financial advisers for educational purposes. At times, the financial firm might include the Funds on a "select" or "preferred" list. HighMark Capital Management's goals include educating the investment advisers about the Funds so that they can provide suitable information and advice to prospective investors and shareholders of the Funds.


For the calendar year 2007, the financial firms that received these additional payments, which totaled approximately $1.7 million, from HighMark Capital Management, Inc. include (but are not necessarily limited to) the following:



ADP Clearing & Outsourcing Svcs
American Investors Co.
American Portfolio Financial Serv.
Ameritrade Inc.
AXA Advisors, LLC
Bearstearns Security Corp.
Brookstreet Securities Corp.
Capital Financial Group
Centaurus Financial, Inc.
Charles Schwab
Commercial Book Keeping
Commonwealth Financial Network
Creative Wealth Strategies
Crowell Weeden & Co.
Crown Capital Securities, LP
D.A. Davidson
E*Trade
Empire Financial Group
Ensemble Financial Services Inc.
ePlanning Securities, Inc.
Farmers Finl Solutions LLC
Ferris, Baker Watts Inc.
Financial Advisors of America LLC
Financial Network Investment Corp.
First Allied Securities Inc.
First Clearing LLC
Foothill Securities Inc.
Fortune Financial Svc. Inc.
Geneos Wealth Management, Inc.
Girard Securities Inc.
Gunn Allen Financial
H&R Block Financial Advisors, Inc.
H. Beck, Inc.
Harvest Capital LLC
Hazlett Burt & Watson
Independent Financial Group LLC
Invest Financial Corporation
Investacorp, Inc.
Investors Capital Corp.
J W Cole Financial Inc.
Janney Montgomery Scott
Jefferson Pilot Securities Corp.
Legend Equities Corporation
Linsco Private Ledger
Managed Financial Broker Service
Mesirow Financial
Mid Atlantic Inst'l Shares Inc.
Morgan Keegan & Co.
Morgan Stanley Dean Witter
MS & Co. Inc.
Mutual Service Corp.
National Financial Services, Corp.
National Investor Services Co.
National Planning Corp.
National Securities Corporation
Nationwide Planning Assoc. Inc.
Next Financial Group, Inc.
OFG Financial Services Inc.
Oppenheimer & Co. Inc.
PaineWebber Incorporated
Pension Financial Services
Pershing LLC
Prime Vest Financial Services
Proequities Inc.
Prudential Investment Mgmt Srvcs
QA3 Financial Corp.
Questar Capital Corporation
RBC Dain Rauscher, Inc.
Ridge Clearing & Outsourcing
Robert W. Baird & Co.
Royal Alliance
Scottrade Inc.
Securities America
Securities Services Network Inc.
SEI Investments Distribution Co.
Shiraishi Financial Group
SII Investments Inc.
Sterne Agee & Leach
Stifel Nicolaus & Co. Inc.
TD Ameritrade Institutional
Triad Advisors
UBS Financial Services, Inc.
UnionBanc Investment Services
United Planners Financial
United Securities Alliance Inc.
USA Financial Securities Corp.
VSR Financial Services
Wachovia Securities LLC
Wedbush Morgan Securities
Wells Fargo Investments LLC
Wells Fargo Securities
Western International Securities
William Jeffery & Associates
WNA Investment Programs, Inc.
WRP Investments Inc.
XCU Capital Corporation Inc.



HighMark Capital Management, Inc. may have established relationships with other financial firms since the end of 2007 in which these additional payments are made. Speak with your financial adviser to learn whether his or her firm has such a relationship.



Pursuant to the terms of an agreement between HighMark Capital Management, Inc. and HighMark Funds' distributor, HighMark Capital Management, Inc. makes payments to the distributor for distribution services related to the Funds.



IF INVESTMENT ADVISERS, ADMINISTRATORS, DISTRIBUTORS OR AFFILIATES OF MUTUAL FUNDS PAY BONUSES AND INCENTIVES IN DIFFERING AMOUNTS, FINANCIAL FIRMS AND THEIR FINANCIAL CONSULTANTS MAY HAVE FINANCIAL INCENTIVES FOR RECOMMENDING A PARTICULAR MUTUAL FUND OVER OTHER MUTUAL FUNDS. IN ADDITION, DEPENDING ON THE ARRANGEMENTS IN PLACE AT ANY PARTICULAR TIME, A FINANCIAL FIRM AND ITS FINANCIAL CONSULTANTS MAY ALSO HAVE A FINANCIAL INCENTIVE FOR RECOMMENDING A PARTICULAR SHARE CLASS OVER OTHER SHARE CLASSES. Speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Funds, HighMark Capital Management, Inc. and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial adviser at the time of purchase. HighMark Capital Management, Inc. does not consider sales of Shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. However, some broker-dealers that sell Shares of the Funds may receive commissions from a Fund in connection with the execution of the Fund's portfolio transactions.


BUYING AND SELLING SHARES

Class S Shares are designed to provide convenience through automatic investment of uninvested cash balances of those investors in Union Bank of California's Corporate Sweep service. If you participate in the sweep service, you may choose a Fund as your "primary fund" and uninvested cash balances in your account will be automatically invested in Class S Shares of your primary fund, according to the terms and conditions of your account agreement with Union Bank of California. Class S Shares of a primary fund also will be sold to cover any negative cash balance in your account, according to the terms and conditions of your account agreement.

Please contact Union Bank of California for more information.

WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF HIGHMARK FUNDS OR THE FUNDS' ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

                                 PROSPECTUS 19


What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you, which information may include your social security number or taxpayer identification number. This information will be verified to ensure the identity of all persons opening an account.

HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and HighMark Funds shall have no obligation with respect to the terms of any such document.

Attempts to collect the missing information required on the application will be performed by contacting either you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.


However, HighMark Funds reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund Shares and will be subject to corresponding tax implications.


TRANSACTION POLICIES

VALUATION OF SHARES. A Fund's net asset value per share of a class is calculated according to the following formula:

     (Total market value of the Fund's investments and other assets allocable to the class - the class's liabilities)

     /    Total number of the Fund's Shares outstanding in the class

     =    The class's net asset value per share


We determine the net asset value (NAV) of each HighMark Money Market Fund as of 11:00 a.m. Pacific time (2:00 p.m. Eastern time) every business day, based on the amortized cost of the Fund's assets. Amortized cost does not take into account unrealized capital gains or losses. We strive to keep each money market fund's NAV at a constant $1.00, but there is a remote possibility that you could lose money by investing in the Funds. If the amortized cost of a Fund's assets is not available, we value its securities by using a method that HighMark Funds' Board of Trustees believes accurately reflects fair value. HighMark Funds' Board of Trustees reviews and approves High-Mark Funds' fair valuation procedures in advance of their use. In addition, HighMark Funds' Board of Trustees periodically reviews valuations to determine if any changes should be made to the fair valuation procedures. For further information about how we determine the value of the Funds' investments, see the Statement of Additional Information ("SAI").


BUY AND SELL PRICES. When you buy Shares of a Fund, the amount you pay per share is based on the net asset value per share of the applicable class of Shares next determined after we receive your order. When you sell Shares of a Fund, you receive proceeds based on the net asset value per share of the applicable class of Shares next determined after we receive your order.


EXECUTION OF ORDERS. You may buy and sell Shares of the HighMark Money Market Funds on any day when both the Federal Reserve Wire System and the New York Stock Exchange are open for business (hereafter referred to as a "business day"). The New York Stock Exchange is closed on weekends and national holidays.


- PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it after we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

- PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that we have received your order by the following times:

     -    California Tax-Free Money Market Fund: Before 8:00 a.m. PT (11:00 a.m.
          ET)

     -    100% U.S. Treasury Money Market Fund: Before 9:00 a.m. PT (12:00 noon
          ET)

     -    Diversified Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)


     -    Treasury Plus Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)


     -    U.S. Government Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)

In addition, you must wire the money you wish to invest and it must be received by our Transfer Agent prior to 11:00 a.m. PT (2:00 p.m. ET). If we do not receive your order or the money you plan to wire by these deadlines, the trade will be canceled and you must resubmit the trade at the time the wire is sent.

                                 20 PROSPECTUS


HIGHMARK FUNDS

- SELLING SHARES: To sell Shares on any one business day, you must place your redemption order by the following times:

     -    California Tax-Free Money Market Fund: Before 8:00 a.m. PT (11:00 a.m.
          ET)

     -    100% U.S. Treasury Money Market Fund: Before 9:00 a.m. PT (12:00 noon
          ET)

     -    Diversified Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)


     -    Treasury Plus Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)


     -    U.S. Government Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)

If we do not receive your request by the times listed above, we will execute your order the following business day.

ANTI-MONEY LAUNDERING PROGRAM


Customer identification and verification is part of HighMark Funds' overall obligation to deter money laundering under Federal law. HighMark Funds has adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, HighMark Funds reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of HighMark Funds management, they are deemed to be in the best interest of the Funds or other series of HighMark Funds or in cases when HighMark Funds is requested or compelled to do so by governmental or law enforcement authorities.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

HighMark Funds' Board of Trustees has adopted policies and procedures designed to discourage frequent purchases and redemptions of Shares of the Funds or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below.


RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING GENERALLY. While HighMark Funds will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Fund`s Shares dilute the value of Shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund Shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund`s Shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Frequent trading can result in the realization of a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Because short-term capital gains are distributed as ordinary income, this would generally increase a shareholder's tax liability unless the shares are held through a tax-deferred or exempt vehicle. Similarly, a Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect a Fund`s performance.


A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 1:00 p.m. Pacific time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in short-term trading strategy to exploit differences in Fund Share prices that are based on closing prices of foreign securities established some time before a Fund calculates its own share price (referred to as "time zone arbitrage"). The Funds have procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Fund calculates its NAV. While there is no assurance, the Funds expect that the use of fair value pricing, in addition to the short-term trading policies discussed below, will reduce a shareholder`s ability to engage in time zone arbitrage to the detriment of the other shareholders of the Funds.

A shareholder engaging in a short-term trading strategy may also target a Fund that does not invest primarily in foreign securities. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). Funds that may be adversely affected by price arbitrage include, in particular, those Funds that significantly invest in small cap securities, technology and other specific

                                 PROSPECTUS 21


industry sector securities, and in certain fixed-income securities.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS.

Purchases and exchanges should be made primarily for investment purposes. Each Fund and/or its principal underwriter reserves the right to refuse any purchase or exchange order at any time or to suspend redemptions with respect to any shareholder, including transactions representing excessive trading and transactions accepted by any shareholder`s financial adviser. In addition, the Funds` adviser will use its best efforts to detect short-term trading activity in a Fund's Shares and reject any purchase, redemption or exchange if, in its judgment, the transaction would adversely affect the Fund or its shareholders. The adviser, however, will not always be able to detect or prevent market timing activity or other trading activity that may disadvantage a Fund. For example, the ability to monitor trades that are placed by omnibus or other nominee accounts is limited when the broker, retirement plan administrator or fee-based program sponsor maintains the record of a Fund`s underlying beneficial owners. In the event that the Funds or their agents reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

DISCLOSURE OF PORTFOLIO HOLDINGS


HighMark Capital Management, Inc., the Funds` adviser, has established a policy with respect to the disclosure of a Fund`s portfolio holdings. A description of this policy is provided in the SAI. In addition, each Fund's complete monthly portfolio holdings are generally available to you 30 days after the end of the period on the HighMark Funds' website by clicking on "Our Funds," selecting a Fund and clicking on "Composition." Note that the Funds or their adviser may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders. Once posted, the above information will remain available on the web site until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.



DISTRIBUTIONS



We declare each HighMark Money Market Fund's net income at the close of each business day and pay any dividends to shareholders monthly. Each Fund expects to distribute substantially all of its income and capital gains annually. However, it is unlikely that the Money Market Funds will realize any capital gain.


We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s), unless you notify our Transfer Agent that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number, to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash.

TAXES


Your mutual fund investments may have a considerable impact on your tax situation. We have summarized some of the main U.S. federal income tax considerations generally applicable to investments in a Fund. Note, however, that the following is general information and your investment in a Fund may have other tax implications. The information below will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan.



IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF THE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.


END-OF-YEAR TAX STATEMENTS


We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation including possible foreign, state and local taxes. You can find more information about the potential tax consequences of mutual fund investing in the SAI.


TAXATION OF SHAREHOLDER TRANSACTIONS

An exchange of a HighMark Fund's shares for shares of another HighMark Fund will be treated as a sale of the HighMark Fund's shares and, as with all sales and redemptions of HighMark Fund shares, any gain on the transaction (although unlikely in a Money Market Fund) will be subject to tax.

TAXES ON FUND DISTRIBUTIONS


- FEDERAL TAXES: Each Fund expects to distribute substantially all of its income and gains annually. For federal income tax purposes, distributions of net investment income that you receive from a Fund are generally taxable as ordinary income. Distributions of gains from the sale of investments that a Fund owned for one year or less also will be taxable as ordinary income (regardless of how long you've owned Shares in the Fund).

                                 22 PROSPECTUS


HIGHMARK FUNDS

- STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund.


- TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains (regardless of how long you've owned Shares in the Fund). Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Some states also tax long-term capital gain distributions at a special rate. The Funds do not expect a significant portion of Fund distributions to be derived from long-term capital gains.



- REINVESTMENT: A Fund's distributions are taxable, whether received in cash or reinvested in additional Shares of the Fund.



SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF THE HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND: Distributions from the Fund that are properly designated as "exempt-interest dividends" (that is, distributions of net income from tax-exempt securities that are properly designated by the Fund) generally will be exempt from federal income tax. Distributions from the Fund will be exempt from California personal income tax if (1) at the close of each quarter of the company's taxable year at least 50% of the value of its total assets consist of obligations the interest from which would be exempt from California taxation if such obligations were held by an individual and (2) if such dividends are properly designated as exempt-interest dividends in a written notice mailed to shareholders no later than 60 days after the close of the company's taxable year. The Funds' portfolio managers expect that substantially all the income dividends you receive from the Fund will be exempt from federal and California state personal income taxes. However, distributions from the Fund, if any, that do not constitute exempt-interest dividends (including any distributions of any short-term capital gains) generally will be taxable as ordinary income, except that any distributions of net capital gains will be taxable as long-term capital gains. Gains realized by the Fund on the sale or exchange of investments that generate tax-exempt income will be taxable to shareholders. If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, investing in the Fund may have on the federal taxation of such benefits. In addition, some of the income from the Fund may be included in the computation of federal and state alternative minimum tax liability, for both individual and corporate shareholders.


SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS: Special withholding and filing rules apply to foreign shareholders. Please consult the SAI and your tax adviser for additional information.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. SEE THE SAI FOR FURTHER DETAILS. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR INVESTMENTS AND TAX SITUATION.

MORE ABOUT THE HIGHMARK FUNDS INVESTMENT MANAGEMENT

INVESTMENT ADVISER


HighMark Capital Management, Inc. serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of the HighMark Funds' Board of Trustees. HighMark Capital Management, Inc. also serves as the administrator of the HighMark Funds.



HighMark Capital Management, Inc. is a subsidiary of Union Bank of California, N.A., which is a subsidiary of UnionBanCal Corporation. UnionBanCal Corporation is a publicly held corporation, which is principally held by The Bank of Tokyo-Mitsubishi UFJ, Ltd (BTMU). BTMU is in turn a wholly owned subsidiary of Mitsubishi UFJ Financial Group, Inc. As of September 30, 2008. HighMark Capital Management, Inc. had approximately $____ billion in assets under management. HighMark Capital Management, Inc. (and its predecessors) has been providing investment management services to individuals, institutions and large corporations since 1919.



Over the past fiscal year, the Funds paid the following management fees to HighMark Capital Management, Inc.:



FUND                   % OF NET ASSETS
----                   ---------------
100% U.S. Treasury
   Money Market Fund        ____%
California Tax-Free
   Money Market Fund        ____%
Diversified Money
   Market Fund              ____%
U.S Government
   Money Market Fund        ____%



For its advisory services to the Treasury Plus Money Market Fund, HighMark Capital Management, Inc. is entitled to receive a management fee at an annual rate of 0.30% of the Treasury Plus Money Market Fund's average daily net assets.



A discussion regarding the basis for HighMark Funds' Board of Trustees approving the advisory agreement between HighMark Capital Management, Inc. and HighMark Funds is available in HighMark Funds' Annual Report to shareholders for the fiscal year ending July 31, 2008.

                                  PROSPECTUS 23


FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by _________________, as noted in its report dated __________, _____. This report, along with the Funds' financial statements, is incorporated by reference in the SAI, which is available upon request.



                       Investment                        Dividends and
                       Activities                        Distributions
                 -----------------------              -------------------






                                 Net
                               Realized
                                 and
                              Unrealized                                       Total
      Net Asset                 Gain                                           from
        Value,       Net       (Loss)       Total        Net                 Dividends
      Beginning  Investment      on          from     Investment  Capital       and       Redemption
      of Period    Income+   Investments  Operations    Income     Gains   Distributions     Fees
      ---------  ----------  -----------  ----------  ----------  -------  -------------  ----------
100% U.S. TREASURY MONEY MARKET FUND
CLASS S SHARES
For the periods ended July 31,:
2008    $____      $_____     $    __       $_____     $_______     $__      $_______        $__
2007     1.00       0.040          --        0.040      (0.040)      --       (0.040)         --
2006     1.00       0.030          --        0.030      (0.030)      --       (0.030)         --
2005     1.00       0.011          --        0.011      (0.011)      --       (0.011)         --
2004     1.00       0.001          --        0.001      (0.001)      --       (0.001)         --

CALIFORNIA TAX-FREE MONEY MARKET FUND
CLASS S SHARES
For the periods ended July 31,:
2008    $____      $_____     $    __       $_____     $_______     $__      $_______        $__
2007     1.00       0.026          --        0.026      (0.026)      --       (0.026)         --
2006     1.00       0.020          --        0.020      (0.020)      --       (0.020)         --
2005     1.00       0.009          --        0.009      (0.009)      --       (0.009)         --
2004     1.00       0.001          --        0.001      (0.001)      --       (0.001)         --

DIVERSIFIED MONEY MARKET FUND
CLASS S SHARES
For the periods ended July 31,:
2008    $____      $_____     $    __       $_____     $_______     $__      $_______        $__
2007      1.00      0.044          --        0.044      (0.044)      --       (0.044)         --
2006      1.00      0.033       0.001        0.034      (0.034)      --       (0.034)         --
2005      1.00      0.014          --        0.014      (0.014)      --       (0.014)         --
2004      1.00      0.001          --        0.001      (0.001)      --       (0.001)         --

U.S. GOVERNMENT MONEY MARKET FUND
CLASS S SHARES
For the periods ended July 31,:
2008    $____      $_____     $    __       $_____     $_______     $__      $_______        $__
2007     1.00       0.043          --        0.043      (0.043)      --       (0.043)         --
2006     1.00       0.034      (0.001)       0.033      (0.033)      --       (0.033)         --
2005     1.00       0.014      (0.001)       0.013      (0.013)      --       (0.013)         --
2004     1.00       0.001          --        0.001      (0.001)      --       (0.001)         --




                                             Ratio
                                               of
                                            Expenses
                                               to
                                            Average
                                              Net       Ratio
                                             Assets       of
                                  Ratio    Excluding     Net
        Net              Net        of        Fee     Investment
       Asset           Assets,   Expenses   Waivers     Income
      Value,             End        to        and       (Loss)
        End               of     Average   Reduction      to
        of     Total    Period     Net         of      Average
      Period  Return*   (000)     Assets    Expenses  Net Assets
      ------  -------  --------  --------  ---------  ----------
100% U.S. TREASURY MONEY MARKET FUND
CLASS S SHARES
For the periods ended July 31,:
2008   $____    ____%  $_______    ____%      ____%      ____%
2007    1.00    4.04    228,905    1.03       1.08       3.97
2006    1.00    3.04    231,826    1.04       1.09       3.01
2005    1.00    1.09    259,991    1.08       1.12       1.09
2004    1.00    0.08    265,195    0.94       1.11       0.05

CALIFORNIA TAX-FREE MONEY MARKET FUND
CLASS S SHARES
For the periods ended July 31,:
2008   $____    ____%  $_______    ____%      ____%      ____%
2007    1.00    2.61     56,721    0.98       1.09       2.60
2006    1.00    2.05     40,753    0.99       1.09       2.03
2005    1.00    0.90     37,543    1.00       1.12       0.92
2004    1.00    0.07     33,091    0.92       1.11       0.07

DIVERSIFIED MONEY MARKET FUND
CLASS S SHARES
For the periods ended July 31,:
2008   $____    ____%  $_______    ____%      ____%      ____%
2007    1.00    4.47    372,409    1.03       1.08       4.37
2006    1.00    3.49    464,413    1.05       1.10       3.29
2005    1.00    1.39    645,362    1.08       1.11       1.37
2004    1.00    0.09    750,722    1.07       1.11       0.08

U.S. GOVERNMENT MONEY MARKET FUND
CLASS S SHARES
For the periods ended July 31,:
2008   $____    ____%  $_______    ____%      ____%      ____%
2007    1.00    4.38    128,681    1.03       1.09       4.30
2006    1.00    3.40     93,026    1.04       1.09       3.41
2005    1.00    1.31     58,602    1.08       1.12       1.38
2004    1.00    0.06     32,923    1.04       1.12       0.06


Amounts designated as "--" are either $0 or have been rounded to $0.

* Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.

+    Per share amounts calculated using average shares method.

                                  24 PROSPECTUS


HIGHMARK FUNDS

OTHER INVESTMENT MATTERS

No Fund is a complete investment program. The investment objectives or goals of the Funds and the investment policies of the Funds can be changed without shareholder approval, except for the policies that are identified as "fundamental" in the SAI.

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about the securities in which the Funds may invest.


FUND NAME                               FUND CODE
---------                               ---------
100% U.S. Treasury Money Market Fund    1
California Tax-Free Money Market Fund   2
Diversified Money Market Fund           3
Treasury Plus Money Market Fund         4
U.S. Government Money Market Fund       5



INSTRUMENT                                                              FUND     RISK TYPE
----------                                                              -------  ------------------
ASSET-BACKED SECURITIES: Securities backed by receivables,              2, 3     Prepayment
home equity loans, truck and auto loans, leases, credit card                     Market
receivables and other securities backed by other types of                        Credit
receivables or assets.                                                           Regulatory

BANKERS' ACCEPTANCES: Bills of exchange or time drafts                  2, 3     Credit
drawn on and accepted by a commercial bank. They                                 Liquidity
generally have maturities of six months or less.                                 Market

BONDS: Interest-bearing or discounted government or                     2, 3, 5  Market
corporate securities that obligate the issuer to pay the                         Political
bondholder a specified sum of money, usually at specific                         Liquidity
intervals, and to repay the principal amount of the loan                         Foreign Investment
at maturity.                                                                     Prepayment

CERTIFICATES OF DEPOSIT: Negotiable instruments with a                  2, 3     Market
stated maturity.                                                                 Credit
                                                                                 Liquidity

COMMERCIAL PAPER: Secured and unsecured short-term                      2, 3. 5  Credit
promissory notes issued by corporations and other entities.                      Liquidity
Maturities generally vary from a few days to nine months.                        Market

DEMAND NOTES: Securities that are subject to puts and                   2, 3. 5  Market
standby commitments to purchase the securities at a fixed                        Liquidity
price (usually with accrued interest) within a fixed period                      Management
of time following demand by a fund.

DERIVATIVES: Instruments whose value is derived from an                 2, 3. 5  Management
underlying contract, index or security, or any combination                       Market
thereof, including futures, options (e.g., puts and calls),                      Credit
options on futures, swap agreements, and some                                    Liquidity
mortgage-backed securities.                                                      Leverage
                                                                                 Prepayment

FOREIGN SECURITIES: Commercial paper of foreign issuers and             3        Market
obligations of foreign banks, overseas branches of U.S. banks                    Political
and supranational entities.                                                      Liquidity
                                                                                 Foreign Investment

ILLIQUID SECURITIES: Securities that ordinarily cannot be sold          1-5      Liquidity
within seven business days at the value the Fund has
estimated for them. Each HighMark Money Market Fund
may invest up to 10% of its net assets in illiquid securities.

                                 PROSPECTUS 25



INSTRUMENT                                                              FUND     RISK TYPE
----------                                                              -------  ------------------
INVESTMENT COMPANY SECURITIES: Shares of registered investment          2, 3, 5  Market
companies. These may include HighMark Money Market Funds
and other registered investment companies for which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor. As a shareholder of an investment company, a fund will indirectly bear investment
management fees of that investment company, which are in
addition to the management fees the fund pays its own adviser.

INVESTMENT GRADE SECURITIES: Securities rated BBB or better             2, 3     Market
by S & P; Baa or better by Moody's; similarly rated by other                     Credit
nationally recognized rating organizations; or, if not rated,                    Prepayment
determined to be of comparably high quality by a funds'
adviser.

MORTGAGE-BACKED SECURITIES: Securities backed by real estate            2, 3     Prepayment
loans and pools of loans. These include collateralized mortgage                  Market
obligations (CMOs) and real estate mortgage investment                           Credit
conduits (REMICs).                                                               Regulatory

MUNICIPAL SECURITIES: Securities issued by a state or political         2, 3     Market
subdivision to obtain funds for various public purposes.                         Credit
Municipal securities may include revenue bonds, certificates                     Political
of participation, both taxable and tax-exempt private activity                   Tax
bonds and industrial development bonds, as well as general                       Regulatory
obligation bonds, tax anticipation notes, bond anticipation                      Prepayment
notes, revenue anticipation notes, project notes, other short-
term obligations such as municipal leases, and obligations
of municipal housing authorities (single family revenue bonds).

There are two general types of municipal bonds: GENERAL -
OBLIGATION BONDS, which are secured by the taxing power of the issuer (and, in California, have the approval of voters) and REVENUE
BONDS, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues, which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.

PARTICIPATION INTERESTS: Interests in municipal securities from         2        Market
financial institutions such as commercial and investment banks,                  Liquidity
savings and loan associations and insurance companies. These                     Credit
interests are usually structured as some form of indirect ownership              Tax
that allows a fund to treat the income from the investment
as exempt from federal income tax. A fund invests in these
interests to obtain credit enhancement on demand features that would be available through direct ownership of the underlying municipal securities.

                                  26 PROSPECTUS


HIGHMARK FUNDS


INSTRUMENT                                                              FUND     RISK TYPE
----------                                                              -------  ------------------
REPURCHASE AGREEMENTS: The purchase of a security and the               2-5      Market
simultaneous commitment to return the security to the seller                     Leverage
at an agreed upon price on an agreed upon date. This is treated                  Counterparty
as a loan by a fund.

RESTRICTED SECURITIES: Securities not registered under the              1-5      Liquidity
Securities Act of 1933, such as privately placed commercial                      Market
paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and               2-5      Market
the simultaneous commitment to buy the security back at an                       Leverage
agreed upon price on an agreed upon date. This is treated as a                   Counterparty
borrowing by a fund and may have a leveraging effect.

SECURITIES LENDING: The lending of up to 33 1/3% of a fund's            2-5      Market
total assets. In return a fund receives cash, other securities                   Leverage
and/or letters of credit.                                                        Liquidity
                                                                                 Credit

TAX-EXEMPT COMMERCIAL PAPER: Commercial paper issued by                 2        Credit
governments and political sub-divisions.                                         Liquidity
                                                                                 Market
                                                                                 Tax

TIME DEPOSITS: Non-negotiable receipts issued by a bank in              2, 3     Liquidity
exchange for a deposit of money.                                                 Credit
                                                                                 Market

TREASURY RECEIPTS: Treasury receipts, Treasury investment               3, 5     Market
growth receipts and certificates of accrual of Treasury securities.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                    2, 3, 5  Government-
by agencies and instrumentalities of the U.S. government.                        Sponsored
These include Ginnie Mae, Fannie Mae and Freddie Mac.                            Entities
Such securities may not be guaranteed or insured by the                          Market
U.S. government.                                                                 Credit

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately traded       1-5      Market
registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AMOUNT MASTER DEMAND NOTES: Unsecured demand                   2, 3, 5  Credit
notes that permit the indebtedness to vary and provide for
periodic adjustments in the interest rate according to the
terms of the instrument. Because master demand notes are direct lending arrangements between HighMark Funds and the issuer,
they are not normally traded. Although there is no secondary market in these notes, a fund may demand payment of
principal and accrued interest at specified intervals.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with                2, 3, 5  Credit
interest rates that are reset daily, weekly, quarterly or on                     Liquidity
some other schedule. Such instruments may be payable to a                        Market
fund on demand.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                         1-5      Market
A purchase of, or contract to purchase, securities at a fixed                    Leverage
price for delivery at a future date.                                             Liquidity
                                                                                 Credit

                                  PROSPECTUS 27



INSTRUMENT                                                       FUND   RISK TYPE
----------                                                       ----   --------
YANKEE BONDS AND SIMILAR OBLIGATIONS: U.S. dollar-               3      Market
denominated bonds issued by foreign corporations or                     Credit
governments. Sovereign bonds are those issued by the
government of a foreign country. Supranational bonds are
those issued by supranational entities, such as the World Bank and European Investment Bank. Canadian bonds are those
issued by Canadian provinces.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of           1-5    Credit
debt that pay no interest, but are issued at a discount from            Market
their value at maturity. When held to maturity, their entire            Zero Coupon
return equals the difference between their issue price and
their maturity value.


OTHER RISKS

HighMark Funds also offers shares of the Income Plus Allocation Fund, Growth & Income Allocation Fund, Capital Growth Allocation Fund and Diversified Equity Allocation Fund (collectively the "Asset Allocation Portfolios"). Each of the Asset Allocation Portfolios is a "fund-of-funds" that invests in other mutual funds within the HighMark Funds family. Fiduciary shares of the Diversified Money Market Fund and certain other series of HighMark Funds not offered in this prospectus (collectively with the Diversified Money Market Fund, the "Underlying Funds") are offered to the Asset Allocation Portfolios. The Asset Allocation Portfolios, individually or collectively, may own significant amounts of shares of each Underlying Fund from time to time. The Asset Allocation Portfolios typically use asset allocation strategies pursuant to which they frequently may increase or decrease the amount of shares of any of the Underlying Funds they own, which could occur daily in volatile market conditions. Depending on a number of factors, including the cash flows into and out of an Underlying Fund as a result of the activity of other investors, an Underlying Fund's asset levels and an Underlying Fund's then-current liquidity, purchases and sales by an Asset Allocation Portfolio could require the Underlying Funds to purchase or sell portfolio securities, increasing the Underlying Funds' transaction costs and possibly reducing the Underlying Funds' performance.

GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are the Main Risks of Investing in This Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.


COUNTERPARTY RISK. The risk that the counterparty to a repurchase agreement or reverse repurchase agreement may not fulfill its obligations under the repurchase agreement or reverse repurchase agreement. A fund's income and the value of a fund's investments could decline as a result.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.


FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar-denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be seriously harmed by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.



GOVERNMENT-SPONSORED ENTITIES RISK. The risk associated with securities issued by government-sponsored entities because such securities may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

                                 PROSPECTUS 28


HIGH MARK FUNDS


INTEREST-RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. This risk should be modest for shorter-term securities and high for longer-term securities. Interest-rate risk also involves the risk that falling interest rates will cause a fund's income, and thus its total return, to decline. This risk is generally greater for shorter-term securities and lower for longer-term securities.


LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but may be inherent in other types of securities as well.


LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a fund.



MANAGEMENT RISK. The risk that a strategy used by a fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.


MARKET RISK. The risk that a security's market value may decline, especially rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes or even governmental collapse and war.

PREPAYMENT RISK. The risk that an issuer will repay a security's principal at an unexpected time. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. The investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may decrease a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment risk generally increases when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment risk it poses.

REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses and state usury laws.

TAX RISK. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER & ADMINISTRATOR
HIGHMARK CAPITAL MANAGEMENT, INC.
350 California Street
San Francisco, CA 94104

CUSTODIAN
UNION BANK OF CALIFORNIA, N.A.
350 California Street
San Francisco, CA 94104


DISTRIBUTOR
PFPC DISTRIBUTORS, INC.
760 Moore Road
King of Prussia, PA 19406


LEGAL COUNSEL
ROPES & GRAY LLP
One Embarcadero Center, Suite 2200
San Francisco, CA 94111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TRANSFER AGENT
STATE STREET BANK AND TRUST COMPANY
PO Box 8416
Boston, MA 02266

HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the HighMark Funds' performance during the last year.

To obtain the SAI, the Annual or Semi-Annual Reports free of charge, or for more information:

BY TELEPHONE: call 1-800-433-6884

BY MAIL: write to us at
         HighMark Funds
         c/o PNC Global Investment Servicing (U.S.) Inc.
         760 Moore Road
         King of Prussia, PA 19406

BY INTERNET: www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI, Annual and Semi-Annual Reports, and other information about the HighMark Funds from the SEC Website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

HighMark Funds' Investment Company Act registration number is 811-05059.

                                   (GRAPHIC)

(HIGHMARK(R) FUNDS LOGO)

445 South Figueroa Street - Suite 306 - Los Angeles - California - 90071


WWW.HIGHMARKFUNDS.COM                                            HMK-PS-017-0600



                                                                 84822-S (12/08)

                                 HIGHMARK FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION


                            [_______________], 2008

     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses of the HighMark Equity, Fixed-Income and Asset Allocation Funds dated ___________________, 2008, the Prospectuses of the HighMark Money Market Funds dated ___________________, 2008 and the Class M Shares Prospectus of HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark International Opportunities Fund dated ___________________, 2008 (collectively, the "Prospectuses") and any of their supplements. This Statement of Additional Information is incorporated in its entirety into the Prospectuses. Copies of the Prospectuses may be obtained by writing HighMark Funds, c/o PNC Global Investment Servicing (U.S.) Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, or by telephoning toll free 1-800-433-6884. Capitalized terms used but not defined in this Statement of Additional Information have the same meanings as set forth in the Prospectuses.

     Certain disclosure has been incorporated by reference into this Statement of Additional Information from the Annual Report of HighMark Funds, copies of which may be obtained, without charge, by contacting HighMark Funds at 1-800-433-6884.

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
HIGHMARK FUNDS...........................................................      1
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS..........................      3
INVESTMENT RESTRICTIONS..................................................     41
   1940 Act Restrictions.................................................     49
   Additional Non-Fundamental Policies...................................     52
   Voting Information....................................................     53
PORTFOLIO TURNOVER.......................................................     53
DISCLOSURE OF PORTFOLIO HOLDINGS.........................................     54
VALUATION................................................................     55
   Valuation of the Money Market Funds...................................     56
   Valuation of the Equity Funds and the Fixed-Income Funds..............     56
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...........................     58
   Purchases Through Financial Institutions..............................     59
   Redemption by Checkwriting............................................     60
   Sales Charges.........................................................     60
   Sales Charge Reductions and Waivers...................................     62
   Additional Federal Tax Information....................................     64
MANAGEMENT OF HIGHMARK FUNDS.............................................     83
   Trustees and Officers.................................................     83
   Codes of Ethics.......................................................     90
   Investment Adviser....................................................     90
   Sub-Advisers..........................................................     92
   Portfolio Managers....................................................     94
   Portfolio Transactions................................................    104
   Administrator and Sub-Administrator...................................    107
   Glass-Steagall Act....................................................    111
   Shareholder Services Plans............................................    111
   Expenses..............................................................    113
   Distributor...........................................................    113
   Transfer Agent and Custodian Services.................................    119
   Independent Registered Public Accounting Firm.........................    120
   Legal Counsel.........................................................    120
ADDITIONAL INFORMATION...................................................    120
   Proxy Voting Policies and Procedures..................................    120
   Description of Shares.................................................    120
   Shareholder and Trustee Liability.....................................    122
   Miscellaneous.........................................................    122
APPENDIX A...............................................................    135
APPENDIX B...............................................................    140
FINANCIAL STATEMENTS.....................................................    146

                       STATEMENT OF ADDITIONAL INFORMATION
                                 HIGHMARK FUNDS


     HighMark Funds is an open-end management investment company. All of the series of HighMark Funds, except for HighMark Enhanced Growth Fund, HighMark Cognitive Value Fund and HighMark International Opportunities Fund, are diversified investment companies. HighMark Funds was organized as a Massachusetts business trust on March 10, 1987 and presently consists of twenty-four series of units of beneficial interest which represent interests in one of the following portfolios (each a "Fund" and collectively the "Funds"):

     HighMark Balanced Fund,
     HighMark Cognitive Value Fund,
     HighMark Core Equity Fund,
     HighMark Enhanced Growth Fund,
     HighMark Fundamental Equity Fund,
     HighMark International Opportunities Fund,
     HighMark Large Cap Growth Fund (formerly, HighMark Growth Fund), HighMark Large Cap Value Fund,
     HighMark Small Cap Advantage Fund,
     HighMark Small Cap Value Fund,
     HighMark Value Momentum Fund,
     HighMark Bond Fund,
     HighMark Short Term Bond Fund,
     HighMark California Intermediate Tax-Free Bond Fund,
     HighMark National Intermediate Tax-Free Bond Fund,
     HighMark 100% U.S. Treasury Money Market Fund,
     HighMark California Tax-Free Money Market Fund,
     HighMark Diversified Money Market Fund,
     HighMark Treasury Plus Money Market Fund,
     HighMark U.S. Government Money Market Fund,
     HighMark Income Plus Allocation Fund,
     HighMark Growth & Income Allocation Fund,
     HighMark Capital Growth Allocation Fund, and
     HighMark Diversified Equity Allocation Fund

     HighMark Treasury Plus Money Market Fund commenced operations on August 14, 2008. HighMark Fundamental Equity Fund commenced operations on August 5, 2008. HighMark Small Cap Advantage Fund commenced operations on March 1, 2007. HighMark Diversified Equity Allocation Fund commenced operations on November 15, 2006. HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark International Opportunities Fund commenced operations on April 3, 2006. HighMark Short Term Bond Fund commenced operations on November 2, 2004. HighMark Income Plus Allocation Fund, HighMark Growth & Income Allocation Fund, and HighMark Capital Growth Allocation Fund commenced operations on October 12, 2004. HighMark National Intermediate Tax-Free Bond Fund commenced operations on October 18, 2002. HighMark Core Equity Fund commenced operations on May 31, 2000. HighMark Small Cap Value Fund commenced operations on September 17, 1998. HighMark Value Momentum Fund and HighMark California Intermediate

Tax-Free Bond Fund commenced operations on April 25, 1997. HighMark Balanced Fund commenced operations on November 14, 1993 and HighMark Large Cap Growth Fund (formerly, HighMark Growth Fund) commenced operations on November 18, 1993. HighMark Large Cap Value Fund and HighMark Bond Fund commenced operations on June 23, 1988 as a result of the reorganization of the Income Equity Portfolio and the Bond Portfolio, respectively, of the IRA Collective Investment. HighMark Diversified Money Market Fund commenced operations on February 1, 1991, and HighMark California Tax-Free Money Market Fund commenced operations on June 10, 1991. HighMark U.S. Government Money Market Fund and HighMark 100% U.S. Treasury Money Market Fund commenced operations on August 10, 1987.


     For ease of reference, this Statement of Additional Information sometimes refers to the different categories of Funds as the "Equity Funds," the "Fixed-Income Funds," the "Money Market Funds" and the "Asset Allocation Portfolios."


     The EQUITY FUNDS include:
          Balanced Fund
          Cognitive Value Fund
          Core Equity Fund
          Enhanced Growth Fund
          Fundamental Equity Fund
          International Opportunities Fund
          Large Cap Growth Fund
          Large Cap Value Fund
          Small Cap Advantage Fund
          Small Cap Value Fund
          Value Momentum Fund


     The FIXED-INCOME FUNDS include:
          Bond Fund
          Short Term Bond Fund
          California Intermediate Tax-Free Bond Fund
          National Intermediate Tax-Free Bond Fund


     The MONEY MARKET FUNDS include:
          100% U.S. Treasury Money Market Fund
          California Tax-Free Money Market Fund
          Diversified Money Market Fund
          Treasury Plus Money Market Fund
          U.S. Government Money Market Fund


     The ASSET ALLOCATION PORTFOLIOS include:
          Income Plus Allocation Fund
          Growth & Income Allocation Fund
          Capital Growth Allocation Fund
          Diversified Equity Allocation Fund

     The Income Equity Portfolio and the Bond Portfolio of the IRA Collective Investment (which were reorganized into certain Funds as described above) are sometimes referred to as the "IRA Fund Portfolios."

     As described in the Prospectuses, the Funds have been divided into as many as six classes of shares (designated Class A, Class B and Class C Shares (collectively "Retail Shares"), Class S Shares, Class M Shares and Fiduciary Shares) for purposes of HighMark Funds' Distribution Plans and Shareholder Services Plans, which Distribution Plans apply only to such Funds' Retail Shares and Class S Shares. Retail Shares, Class S Shares, Class M Shares and Fiduciary Shares are sometimes referred to collectively as "Shares." Holders of Shares are sometimes referred to in this Statement of Additional Information collectively as "shareholders."

     Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectuses for the respective Funds. No investment in Shares of a Fund should be made without first reading that Fund's Prospectus for such Shares.

                 ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

     The following investment strategies supplement the investment objectives and policies of each Fund as set forth in the respective Prospectus for that Fund.

     1. EQUITY SECURITIES. Equity Securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which represent an ownership interest in a company, are probably the most recognized type of equity security. Equity securities have historically outperformed most other securities, although their prices can be volatile in the short term. Market conditions, political, economic and even company-specific news can cause significant changes in the price of a stock. Smaller companies (as measured by market capitalization), sometimes called small-cap companies or small-cap stocks or, for even smaller companies, microcap companies or microcap stocks, may be especially sensitive to these factors. To the extent a Fund invests in equity securities, that Fund's Shares will fluctuate in value, and thus equity securities may be more suitable for long-term investors who can bear the risk of short-term fluctuations. Changes in interest rates may also affect the value of equity securities in market sectors that are considered interest rate sensitive, such as the finance sector.


     2. INITIAL PUBLIC OFFERINGS. Certain Funds may invest in initial public offerings ("IPOs"), including secondary offerings of newly public companies. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned public companies. Many IPOs are smaller firms with less experienced management, limited product lines, undeveloped markets and limited financial resources. They may also be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. In addition, the risks associated with investing in companies in the early stages of product development are greater than those associated with more established companies because the concepts involved are generally unproven, the companies have little or no track record, and they are more vulnerable to competition, technological advances and changes in market and economic conditions. For foreign IPOs, the risks may be more significant when combined with the risks of investing in developed and emerging markets.

     3. DEBT SECURITIES. The Funds may invest in debt securities within the four highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") and comparable unrated securities. Securities rated BBB by S&P or Baa by Moody's are considered investment grade, but are deemed by these rating services to have some speculative characteristics, and adverse economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade bonds. Should subsequent events cause the rating of a debt security purchased by a Fund to fall below the fourth highest rating category, HighMark Capital Management, Inc. (the "Adviser" or "HCM") will consider such an event in determining whether the Fund should continue to hold that security. In no event, however, would a Fund be required to liquidate any such portfolio security where the Fund would suffer a loss on the sale of such security.


     Depending upon prevailing market conditions, a Fund may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Adviser will consider many factors other than current yield, including the preservation of capital, the potential for realizing capital appreciation, maturity, and yield to maturity.

     From time to time, the equity and debt markets may fluctuate independently of one another. In other words, a decline in equity markets may in certain instances be offset by a rise in debt markets, or vice versa. As a result, the Balanced Fund, with its balance of equity and debt investments, may entail less investment risk (and a potentially smaller investment return) than a mutual fund investing primarily in equity securities.

     4. CONVERTIBLE SECURITIES Consistent with its objective, policies and restrictions, each Equity Fund may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Convertible Bonds are bonds convertible into a set number of shares of another form of security (usually common stock) at a prestated price. Convertible bonds have characteristics similar to both fixed-income and equity securities. Preferred stock is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Convertible preferred stock is preferred stock exchangeable for a given number of common stock shares, and has characteristics similar to both fixed-income and equity securities.

     Because convertible securities can be converted into common stock, their values will normally vary in some proportion with those of the underlying common stock. Convertible securities usually provide a higher yield than the underlying common stock, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying common stock. The value of convertible securities that pay dividends or interest, like the value of all fixed-income securities, generally fluctuates inversely with changes in interest rates.

     Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price.

     The Funds will not purchase any convertible debt security or convertible preferred stock unless it has been rated as investment grade at the time of acquisition by an NRSRO or is not rated but is determined to be of comparable quality by the Adviser.

     5. ASSET-BACKED SECURITIES (NON-MORTGAGE). Consistent with their investment objectives, policies and restrictions, certain Funds may invest in asset-backed securities. Asset-backed securities are instruments secured by company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

     The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to substantial prepayment risk, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary as much in response to changes in interest rates and the short-term nature of the underlying car loans or other receivables tend to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with their investment objectives and policies, the Funds may invest in other asset-backed securities that may be developed in the future.


     6. BANK INSTRUMENTS. Consistent with its investment objective, policies, and restrictions, each Fund (other than the U.S. Government Money Market Fund, the Treasury Plus Money Market Fund and the 100% U.S. Treasury Money Market
Fund) may invest in bankers' acceptances, certificates of deposit, and time deposits.


     Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers' acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution's most recently published financial statements).

     Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

     Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs"), which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution's most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

     Although the Diversified Money Market Fund maintains a diversified portfolio, there are no limitations on its ability to invest in domestic certificates of deposit, banker's acceptances and other bank instruments. Extensive investments in such instruments may result from the Fund's concentration of securities in the financial services industry. Domestic certificates of deposit and bankers' acceptances include those issued by domestic branches of foreign banks to the extent permitted by the rules and regulations of the Securities and Exchange Commission (the "SEC") staff. These rules and regulations currently permit U.S. branches of foreign banks to be considered domestic banks if it can be demonstrated that they are subject to the same regulation as U.S. banks.


     7. COMMERCIAL PAPER AND VARIABLE AMOUNT MASTER DEMAND NOTES. Consistent with its investment objective, policies, and restrictions, each Fund (other than the 100% U.S. Treasury Money Market Fund and the Treasury Plus Money Market
Fund) may invest in commercial paper (including Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.


     Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

     8. LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, each Fund (other than the 100% U.S. Treasury Money Market Fund) may lend its portfolio securities to broker-dealers, banks or other institutions. During the time portfolio securities are on loan from a Fund, the borrower will pay the Fund any dividends or interest paid on the securities. In addition, loans will be subject to termination by the Fund or the borrower at any time. While the lending of securities may subject a Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, a Fund will receive at least 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily by the lending agent, with oversight by the Adviser, and, should the market value of the loaned securities increase, the borrower will be required to furnish additional collateral to the Fund. A Fund (other than the 100% U.S. Treasury Money Market Fund) may lend portfolio securities in an amount representing up to 33 1/3% of the value of the Fund's total assets.

     9. REPURCHASE AGREEMENTS. Securities held by each Fund (other than the 100% U.S. Treasury Money Market Fund) may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund will deal with financial institutions such as member banks of the Federal Deposit Insurance Corporation having, at the time of investment, total assets of $100 million or more and with registered broker-dealers that the Adviser deems creditworthy under guidelines approved by HighMark Funds' Board of Trustees. Under a repurchase agreement, the seller agrees to repurchase the securities at a mutually agreed-upon date and price, and the repurchase price will generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than 100% of the repurchase price (including accrued interest) and the Custodian, with oversight by the Adviser, will monitor the collateral's value daily and initiate calls to request that collateral be restored to appropriate levels. In addition, securities subject to repurchase agreements will be held in a segregated custodial account.

     If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that either the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement or the Fund's disposition of the underlying securities was delayed pending court action. Additionally, although there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by the seller or its receiver or trustee in bankruptcy, to retain the underlying securities, HighMark Funds' Board of Trustees believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Fund if presented with the question. Securities subject to repurchase agreements will be held by HighMark Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

     10. REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective, fundamental investment restrictions and non-fundamental policies. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

     11. U.S. GOVERNMENT OBLIGATIONS. With the exception of the 100% U.S. Treasury Money Market Fund, which may invest only in direct U.S. Treasury obligations, each Fund may, consistent with its investment objective, policies, and restrictions, invest in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

     U.S. Government Securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from otherwise comparable corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will in many cases not affect interest income on existing portfolio securities, but will be reflected in the applicable Fund's net asset value. Because the magnitude of these fluctuations will generally be greater at times when a Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer-term securities.

     For information concerning mortgage-related securities issued by certain agencies or instrumentalities of the U.S. Government, see "Mortgage-Related Securities" below.

     12. MORTGAGE-RELATED SECURITIES. As indicated in the Prospectuses, the Diversified Money Market Fund, the U.S. Government Money Market Fund and the California Tax-Free Money Market Fund may each invest in mortgage-related securities issued by the Government National Mortgage Association ("GNMA") representing GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"). The Fixed-Income Funds and the Balanced Fund may also, consistent with each such Fund's investment objective and policies, invest in Ginnie Maes and in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities or, those issued by nongovernmental entities. In addition, the Fixed-Income Funds and the Balanced Fund may invest in collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

     Mortgage-related securities represent interests in pools of mortgage loans assembled for sale to investors. Mortgage-related securities may be assembled and sold by certain governmental agencies and may also be assembled and sold by nongovernmental entities such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true because in periods of declining interest rates the mortgages underlying the security are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested. As a consequence, mortgage-related securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity, may have less potential for capital appreciation and may be considered riskier investments as a result.

     Adjustable rate mortgage securities ("ARMS") are pass-through certificates representing ownership interests in a pool of adjustable rate mortgages and the resulting cash flow from those mortgages. Unlike conventional debt securities, which provide for periodic (usually semi-annual) payments of interest and payments of principal at maturity or on specified call dates, ARMs provide for monthly payments based on a pro rata share of both periodic interest and principal payments and prepayments of principal on the underlying mortgage pool (less GNMA's, FNMA's, or FHLMC's fees and any applicable loan servicing fees).

     There are a number of important differences both among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities themselves. As noted above, Ginnie Maes are issued by GNMA, which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are guaranteed as to the timely payment of principal and interest by GNMA and GNMA's guarantee is backed by the full faith and credit of the U.S. Treasury. In addition, Ginnie Maes are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under GNMA's guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the U.S. Treasury. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by the Federal Home Loan Banks. Freddie Macs are not guaranteed by the U.S.

Treasury or by any Federal Home Loan Banks and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     CMOs in which the Fixed-Income Funds and the Balanced Fund may invest represent securities issued by a private corporation or a U.S. Government instrumentality that are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series that have different maturities and that may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of a CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of a CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

     One or more classes of CMOs may have coupon rates that reset periodically based on an index, such as the London Interbank Offered Rate ("LIBOR"). Each Fund may purchase fixed, adjustable, or "floating" rate CMOs that are collateralized by fixed rate or adjustable rate mortgages that are guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government or are directly guaranteed as to payment of principal and interest by the issuer, which guarantee is collateralized by U.S. government securities or is collateralized by privately issued fixed rate or adjustable rate mortgages.

     Securities such as zero-coupon obligations, mortgage-backed and asset-backed securities, and collateralized mortgage obligations ("CMOs") will have greater price volatility than other fixed-income obligations. Because declining interest rates may lead to prepayment of underlying mortgages, automobile sales contracts or credit card receivables, the prices of mortgage-related and asset-backed securities may not rise with a decline in interest rates. Mortgage-backed and asset-backed securities and CMOs are extremely sensitive to the rate of principal prepayment. Similarly, callable corporate bonds also present risk of prepayment. During periods of falling interest rates, securities that can be called or prepaid may decline in value relative to similar securities that are not subject to call or prepayment.

     REMICs in which the Fixed-Income Funds and the Balanced Fund may invest are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.


     13. ADJUSTABLE RATE NOTES. Consistent with its investment objective, policies, and restrictions, each Fund (other than the 100% U.S. Treasury Money Market Fund and the Treasury Plus Money Market Fund) may invest in "adjustable rate notes," which include variable rate notes and floating rate notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and that, upon such readjustment, can reasonably be expected to have a market value that approximates its amortized cost; the degree to which a variable rate note's market value approximates its amortized cost subsequent to readjustment will depend on the frequency of the readjustment of the note's interest rate and the length of time that must elapse before the next readjustment. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to a Fund's non-fundamental 15% (10% in the case of the Money Market Funds) limitation governing investments in "illiquid" securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.


     Maturities for variable and adjustable rate notes held in the Money Market Funds will be calculated in compliance with the provisions of Rule 2a-7, as it may be amended from time to time.

     As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on not more than thirty days' notice or at specified intervals, not exceeding 397 days and upon not more than thirty days' notice.

     14. MUNICIPAL SECURITIES. The California Intermediate Tax-Free Bond Fund and the National Intermediate Tax-Free Bond Fund invest at least 80% of their net assets in municipal securities of varying maturities, which are rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO") or are determined by the Adviser to be of comparable quality. The California Tax-Free Money Market Fund invests only in Municipal Securities with remaining effective maturities of 397 days or less, and which, at the time of purchase, possess one of the two highest short-term ratings from at least one NRSRO or are determined by the Adviser to be of comparable quality.

     Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and public entities. In addition, private activity bonds that are issued by or on behalf of public agencies to finance privately operated facilities are included in the definition of Municipal Securities so long as they meet certain qualifications outlined in the Internal Revenue Code of 1986, as amended (the "Code"). In general, in order to qualify as a Municipal Security, a private activity bond must fall into one of the following categories: (i) exempt facility bonds (i.e., bonds issued to finance certain qualifying facilities, including airports, docks, water and sewage facilities, affordable rental housing, certain hazardous waste facilities, and certain transportation facilities); (ii) qualified mortgage bonds (i.e., bonds issued to finance single family projects, including housing for veterans); (iii) qualified small issue bonds (issuers are limited to $10,000,000 aggregate issuance); (iv) qualified student loan bonds;
(v) qualified redevelopment bonds (i.e., bonds issued to finance projects within redevelopment areas); and (vi) qualified 501(c)(3) bonds (i.e., bonds issued for the benefit of qualified nonprofit corporations). In addition, the federal government imposes a volume cap each year that limits the aggregate amount of qualified private activity bonds other than qualified 501(c)(3) bonds that each state may issue.

     As described in the Prospectuses, the two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues. In general, only general obligation bonds are backed by the full faith and credit and general taxing power of the issuer. There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer or other entity whose financial resources are supporting the Municipal Securities, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality; Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with a different rating(s) may have the same yield.

     In addition, Municipal Securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

     Certain Municipal Securities are secured by revenues from municipal leases or installment purchase agreements (referred to as "certificates of participation" or "COPs"). COPs typically provide that the public obligor has no obligation to make lease or installment payments in future years unless the public obligor has use and possession of the leased property. While the risk of non-appropriation is inherent to COP financing, this risk is mitigated by the Fund's policy to invest in COPs that are rated at a minimum rating of Baa3 by Moody's Service, Inc. ("Moody's") or BBB- by Standard & Poor's Corporation ("S&P"), or if not rated, determined to be of comparably high quality by the Adviser.

     Municipal Securities also include community facilities district (so-called "Mello-Roos") and assessment district bonds, which are usually unrated instruments issued by or on behalf of specially-formed districts to finance the building of roads, sewers, water facilities, schools and other public works and projects that are primarily secured by special taxes or benefit assessments levied on property located in the district. Some of these bonds cannot be rated because (i) the tax or assessment is often the obligation of a single developer in a to-be-built residential or commercial project, (ii) there are a limited number of taxpayers or assessees, (iii) or the issues are deemed too small to bear the additional expense of a rating. The purchase of these bonds is based upon the Adviser's determination that it is suitable for the Fund.

     Municipal Securities may also include, but are not limited to, short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, and other forms of short-term tax-exempt securities. These instruments are issued in anticipation of the public obligor's receipt of taxes, fees, charges, revenues or subventions, the proceeds of future bond issues, or other revenues.

     An issuer's obligations with respect to its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes or otherwise raise revenues. Certain of the Municipal Securities may be revenue securities and dependent on the flow of revenue, generally in the form of fees and charges. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions, including a decline in property value or a destruction of property due to natural disasters or acts of war.

     In addition, in accordance with its investment objective, each Fund may invest in private activity bonds, which may constitute Municipal Securities depending upon the federal income tax treatment of such bonds. Such bonds are usually revenue bonds because the source of payment and security for such bonds is the financial resources of the private entity involved; the full faith and credit and the taxing power, if any, of the issuer in normal circumstances will not be pledged. The payment obligations of the private entity also will be subject to bankruptcy and similar debtor's rights, as well as other exceptions similar to those described above. Moreover, the Funds may invest in obligations secured in whole or in part by a mortgage or deed of trust on real property. Some jurisdictions may limit the remedies of a creditor secured by a deed of trust, including California, as discussed below.

     Certain Municipal Securities in which the Funds may invest may be obligations that are secured in whole or in part by a mortgage or deed of trust on real property. California has certain statutory provisions, embellished by decisional law, that limit the remedies of a creditor secured by a deed of trust. Some of the provisions generally bar a creditor from obtaining a deficiency judgment for such secured obligations based either on the method of foreclosure or the type of debt secured. Other antideficiency provisions limit a creditor's deficiency based on the value of the real property security at the time of the foreclosure sale. Another statutory provision, commonly known as the "one-action" rule, has two aspects, an "affirmative defense" aspect and a "sanction" aspect. The "affirmative defense" aspect limits creditors secured by real property to a single action to enforce the obligation (e.g., a collection lawsuit or setoff) and under the related "security-first principle," requires the creditor to foreclose on the security before obtaining a judgment or other enforcement of the secured obligation. Under the "sanction" aspect, if the creditor secured by a lien on real property violates the one-action rule, the creditor loses its lien and, in some instances, the right to recover on the debt. Under the statutory provisions governing judicial foreclosures, the debtor has the right to redeem the title to the property for up to one year following the foreclosure sale.

     Upon the default under a deed of trust with respect to California real property, a creditor's nonjudicial foreclosure rights under the power of sale contained in the deed of trust are subject to certain procedural requirements whereby the effective minimum period for foreclosing on a deed of trust is generally 121 days after the initial default. Such foreclosure could be further delayed by bankruptcy proceedings initiated by the debtor. Such time delays could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of deeds of trust securing an issuer's obligations. Following a creditor's non-judicial foreclosure under a power of sale, no deficiency judgment is available. This limitation, however, does not apply to recoveries for bad faith waste, certain kinds of fraud and pursuant to environmental indemnities. This limitation also does not apply to bonds authorized or permitted to be issued by the Commissioner of Corporations, or which are made by a public utility subject to the Public Utilities Act.

     Certain Municipal Securities in the Funds may be obligations that finance affordable residential housing development. Continuing compliance by the owner of the project with certain tenant income and rental restrictions is generally necessary to ensure that the Municipal Securities remain tax-exempt.

     Certain Municipal Securities in the Funds may be obligations that finance the acquisition of mortgages for low and moderate income single family homebuyers. These obligations may be payable solely from revenues derived from home loans secured by deeds of trust and may be subject to state limitations applicable to obligations secured by real property. For example, under California anti-deficiency legislation, there is usually no personal recourse against a borrower of a dwelling of no more than four units, at least one of which is occupied by such a borrower, where the dwelling has been purchased with the loan that is secured by the deed of trust, regardless of whether the creditor chooses judicial or nonjudicial foreclosure. In the event that this purchase money anti-deficiency rule applies to a loan secured by a deed of trust, and the value of the property subject to that deed of trust has been substantially reduced because of market forces or by an earthquake or other event for which the borrower carried no insurance, upon default, the issuer holding that loan nevertheless would generally be entitled to collect no more on its loan than it could obtain from the foreclosure sale of the property.

     The Funds, in accordance with their investment objective, may also invest indirectly in Municipal Securities by purchasing the shares of tax-exempt money market mutual funds. Such investments will be made solely for the purpose of investing short-term cash on a temporary tax-exempt basis and only in those funds with respect to which the Adviser believes with a high degree of certainty that redemption can be effected within seven days of demand. Additional limitations on investments by the Funds in the shares of other tax-exempt money market mutual funds are set forth under "Investment Restrictions" below.

     The Funds may invest in municipal obligations that are payable solely from the revenues of hospitals and other health care institutions, although the obligations may be secured by the real or personal property of such institutions. Certain provisions under federal and state law may adversely affect such revenues and, consequently, payment on those Municipal Securities.

     Legislation has been introduced from time to time regarding the California state personal income tax status of interest paid on Municipal Securities issued by the State of California and its local governments and held by investment companies such as the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund. The Funds can not predict what legislation relating to Municipal Securities, if any, may be proposed in the future or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially adversely affect the availability of Municipal Securities generally, as well as the availability of Municipal Securities issued by the State of California and its local governments specifically, for investment by the Funds and the liquidity and value of their portfolios. In such an event, each Fund would re-evaluate its investment objective and policies and consider changes in its structure or possible dissolution. See "Investments in California Municipal Securities by the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund" below.

     Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from gross income for federal income tax purposes or from California personal income taxes are rendered at the time of issuance by legal counsel selected by the public issuer and purportedly experienced in matters relating to the validity of and tax exemption of interest payable with respect to Municipal Securities issued by states and their political sub-divisions. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.

[INVESTMENTS IN CALIFORNIA MUNICIPAL SECURITIES BY THE CALIFORNIA TAX-FREE MONEY MARKET FUND AND THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND. The following information is a general summary intended to give a recent historical description, and is not a discussion of any specific factors that may affect any particular issuer of California Municipal Securities. The information is not intended to indicate continuing or future trends in the condition, financial or otherwise, of California.

     Because each of these California Funds expects to invest substantially all of its assets in California Municipal Securities, it will be susceptible to a number of complex factors affecting the issuers of California Municipal Securities, including national and local political, economic, social, environmental, and regulatory policies and conditions. The Funds cannot predict whether or to what extent such factors or other factors may affect the issuers of California Municipal Securities, the market value or marketability of such securities or the ability of the respective issuers of such securities to pay interest on, or principal of, such securities. The creditworthiness of obligations issued by a local California issuer may be unrelated to the creditworthiness of obligations issued by the State of California, and there is no responsibility on the part of the State of California to make payments on such local obligations.

     GENERAL ECONOMIC FACTORS

     California's economy is the largest of the 50 states and one of the largest in the world. The State's General Fund depends heavily on revenue sources that are cyclical, notably personal income and sales tax. In early 2001, California's economy entered a recession, which was concentrated in its high-tech sector and, geographically, had the greatest impact in northern California. The economy has since recovered, with unemployment falling from 6.8% in 2003 to 4.9% in 2006. The California economy improved in 2005 and 2006, with State revenues generally exceeding projections. Despite the positive developments in the economic and revenue outlook, fluctuations in revenues from taxes on capital gains and stock option tax receipts can add a significant dimension of volatility to this area of revenue generation.

     A cooling housing sector, high energy costs, rising interest rates and unemployment are all obstacles to the growth of the California economy, and it is impossible to predict the future impact of such factors on the California economy. The Governor's Budget forecasts slower economic growth in California in calendar 2007 and improved economic growth in 2008 and 2009.

     CREDIT AND RATING HISTORY

     California has always paid the principal of and interest on its general obligations bonds, general obligation commercial paper notes, lease-purchase obligations and short-term obligations, including revenue anticipation notes and revenue anticipation warrants, when due.


     The State's financial situation from 2001 to 2003 resulted in downgrades of its general obligation credit rating by S&P from "AA" levels in 2001 to "BBB" levels in 2003. The State's general obligation credit ratings were upgraded to "A-" in 2004 and the most recent upgrade was to "A+" levels in May 2006. Despite these upgrades, California's credit rating is among the lowest of all the states, and there is no guarantee that California's credit rating will remain at "A+" or continue to improve, as this rating is considered to still be "evolving."


     RECENT FINANCIAL RESULTS AND OBLIGATIONS

     The recession in the early 2000s in California resulted in a period of budget imbalance and year-end deficits. The State experienced a decline in State revenues attributable in large part to declines in personal income tax receipts including particularly stock market-related income tax revenues, such as capital gains realizations and stock option income. The State encountered severe difficulties in balancing the budget through fiscal year 2003-04, because of reduced tax revenues and failure to make sufficient reductions in expenditures. The result was successive budget deficits, with budgets that relied on one-time measures, internal borrowing and external borrowing. The state was forced to address a cash flow crisis during this time by issuing revenue anticipation warrants in June 2002 and June 2003 and economic recovery bonds in spring of 2004. The budget situation improved in recent years, with an estimated reserve at June 30, 2006 of $10.8 billion and a projected reserve at June 30, 2007 of $2.1 billion.

     Despite economic growth, the net operating estimate for the State is still negative, with an estimated operating deficit of $4.4 billion for fiscal year 2007-08. In July 2007, the Legislative Analyst's Office (LAO) predicted an operating shortfall of approximately $5 billion in each of fiscal years 2008-09 and 2009-10, absent corrective actions. The State is projected to end the fiscal year 2007-08 with a reserve of approximately $2.2 billion. The LAO believes this overstates the reserve by $1.7 billion, and, as a result of its expectation of low reserve levels, the LAO has challenged the administration to develop a revised budget. Planned expenditures under the Budget Act for fiscal year 2007-08 include repayments and prepayments of prior obligations and funds for education, health and human services and transportation.

     As part of the 2006-07 budget, the Governor introduced a Strategic Growth Plan which includes $222 billion in infrastructure investments over the next ten years and relies heavily on general obligation bonds for funding. In 2006, voters approved $37.3 billion in general obligation bonds under this plan. The 2007-08 budget proposes additional funding for the Strategic Growth Plan totaling $41.2 billion. The new general obligation bonds under this proposal are to be put before voters in the 2008 and 2010 elections.

     During the recession at the beginning of the decade, California depleted its available cash resources and depended on external borrowings to meet its cash needs. As of July 1, 2007, the State had long-term general obligation bonds with approximately $51.5 billion in aggregate principal amount outstanding. In many recent years California has relied almost entirely on revenue anticipation notes (which must be issued and repaid in the same fiscal year) to meet cash flow needs during the fiscal year. In fiscal years 2004-05 and 2005-06, the State issued an aggregate total of $9 billion of revenue anticipation notes. The State issued approximately $1.5 billion of revenue anticipation notes for the fiscal year 2006-07, which was the smallest amount since 2000-01. If the State is unable to bring its ongoing structural budget deficit into balance, it may again face cash flow problems and have to rely on access to public capital markets to maintain adequate cash flow to cover obligations.

     LIMITATIONS ON TAXES, OTHER CHARGES AND APPROPRIATIONS

     California's ability to raise revenues and reduce expenditures to the extent necessary to balance the budget for any year depends upon numerous factors, including economic conditions in the State and the nation, the accuracy of the State's revenue predictions and the impact of budgetary restrictions imposed by voter-passed initiatives. Proposition 58, also known as the Balanced Budget Amendment, places additional constraints on the budget process and the State's ability to raise revenue by requiring the State to enact a balanced budget and establish a special reserve and by restricting future borrowing to cover budget deficits.

     The ability of the State of California and its political subdivisions to generate revenue through real property and other taxes and to increase spending has been significantly restricted by various constitutional and statutory amendments and voter-passed initiatives. Such limitations could affect the ability of California state and municipal issuers to pay interest or repay principal on their obligations.

     Certain of the securities in the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem real property taxes as a source of revenue. Article XIII A of the California Constitution, adopted by the voters in 1978, limits ad valorem taxes on real property, and restricts the ability of taxing entities to increase real property and other taxes.

     Article XIII B of the California Constitution, adopted in 1979, limits spending by state government and by "local governments." Article XIII B generally limits the amount of the appropriations of the State and of local governments to the amount of appropriations of the entity for the prior year, adjusted for changes in the cost of living, population, and the services that the government entity is financially responsible for providing. To the extent that the "proceeds of taxes" of the State or a local government exceed its "appropriations limit," the excess revenues must be rebated. One of the exclusions from these limitations for any entity of government is the debt service costs of bonds existing or legally authorized as of January 1, 1979 or on bonded indebtedness thereafter approved by the voters. Although Article XIII B states that it shall not "be construed to impair the ability of the state or of any local government to meet its obligations with respect to existing or future bonded indebtedness," concern has been expressed with respect to the combined effect of such constitutionally imposed spending limits on the ability of California state and local governments to utilize bond financing.

     Article XIII B was modified substantially by Propositions 98 and 111 of 1988 and 1990, respectively. These initiatives changed the State's Article XIII B appropriations limit to require that the State set aside a prudent reserve fund for public education and guarantee a minimum level of State funding for public elementary and secondary schools as well as community colleges. Such guaranteed spending has often been cited as one of the causes of the State's budget problems.

     Articles XIII C and XIII D, each adopted in 1996, limit the ability of local governments to impose or increase taxes. Under these provisions, majority approval by the local electorate is required to impose or increase any general tax, and two-thirds approval is required to impose or increase any specific tax. Additionally, the ability of local agencies to levy taxes is restricted. The effect of these provisions is to decrease the fiscal flexibility of local governments.

     The effect of Article XIII A, Article XIII B and other constitutional and statutory changes and of budget developments on the ability of California issuers to pay interest on and principal of their obligations remains unclear, and may depend on whether a particular bond is a general obligation or limited obligation bond (limited obligation bonds being generally less affected).


     OTHER CONSIDERATIONS

     From time to time legislation may be introduced or litigation may arise that would change the tax treatment of exempt-interest dividends. Such litigation or legislation may have the effect of raising the state or other taxes payable by shareholders on such dividends. Shareholders should consult their tax advisers for the current law on exempt-interest dividends.


     There is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent. For example, in early 2001, the California energy crisis and the bankruptcy filing by one of the State's three investor-owned utilities caused disruption and uncertainty in the California bond market.

     It is not possible to predict the future impact of voter initiatives, state constitutional amendments, legislation or economic considerations described above, or of such initiatives, amendments or legislation that may be enacted in the future. Furthermore, the State is involved in certain legal proceedings that could require the State to make significant future expenditures or could substantially impair revenues if such proceedings result in unfavorable decisions for the State.

     Numerous factors may adversely affect the State and municipal economies. For example, limits on federal funding could result in the loss of federal assistance otherwise available to the

State. In addition, it is impossible to predict the time, magnitude, or location of a natural or other catastrophe, such as a major earthquake, fire or flood, or its effect on the California economy. The possibility exists that a natural disaster such as an earthquake could create a major dislocation of the California economy.


     The Funds' concentration in California Municipal Securities provides a greater level of risk than funds that are diversified across numerous states and municipal entities. ] [TO BE UPDATED BY AMENDMENT.]


     15. PUTS. The California Tax-Free Money Market Fund, the California Intermediate Tax-Free Bond Fund and the National Intermediate Tax-Free Bond Fund may acquire "puts" with respect to the Municipal Securities held in their respective portfolios. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. These Funds may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

     The amount payable to a Fund upon its exercise of a "put" is normally (i) the Fund's acquisition cost of the securities (excluding any accrued interest that the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

     Puts may be acquired by a Fund to facilitate the liquidity of the Fund's portfolio assets. Puts may also be used to facilitate the reinvestment of a Fund's assets at a rate of return more favorable than that of the underlying security. Under certain circumstances, puts may be used to shorten the maturity of underlying adjustable rate notes for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of the California Tax-Free Money Market Fund's assets pursuant to Rule 2a-7 under the 1940 Act.

     The California Tax-Free Money Market Fund, the California Intermediate Tax-Free Bond Fund and the National Intermediate Tax-Free Bond Fund will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

     16. SHARES OF MUTUAL FUNDS. Each Fund may invest in the securities of other investment companies (including exchange traded funds) to the extent permitted by the 1940 Act or pursuant to an exemption therefrom. Currently, the 1940 Act permits a Fund to invest up to 5% of its total assets in the shares of any one investment company, but it may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other investment companies (these restrictions do not apply to the Asset Allocation Portfolios). In accordance with an exemptive order issued to HighMark Funds by the SEC, such other registered investment companies securities may include shares of a money market fund of HighMark Funds, and may include registered investment companies for which the Adviser or sub-adviser to a Fund (each, a "Sub-Adviser"), or an affiliate of such Adviser or Sub-Adviser, serves as investment adviser, administrator or distributor or provides other services. Because other investment companies employ an investment adviser, such investment by a Fund may cause shareholders of the Fund to bear duplicative fees. The Adviser will waive its advisory fees attributable to the assets of the investing Fund invested in a money market fund of HighMark Funds. Additional restrictions on the Fund's investments in the securities of a money market mutual fund are set forth under "Investment Restrictions" below.

     Investments by the California Tax-Free Money Market Fund in the shares of other tax-exempt money market mutual funds are described under "Municipal Securities" above.

     Exchange-traded funds ("ETFs") are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts ("UITs"). ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

     17. WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may enter into forward commitments or purchase securities on a "when-issued" basis, which means that the securities will be purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will generally not pay for such securities and no interest accrues on the securities until they are received by the Fund. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Therefore, the purchase of securities on a "when-issued" basis may increase the risk of fluctuations in a Fund's net asset value.

     When a Fund agrees to purchase securities on a "when-issued" basis or enter into forward commitments, HighMark Funds' custodian will be instructed to set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment.

     The Funds expect that commitments to enter into forward commitments or purchase "when-issued" securities will not exceed 25% of the value of their respective total assets under normal market conditions; in the event any Fund exceeded this 25% threshold, the Fund's liquidity and the Adviser's ability to manage it might be adversely affected. In addition, the Funds do not intend to purchase "when-issued" securities or enter into forward commitments for speculative or leveraging purposes but only in furtherance of such Fund's investment objective.

     18. ZERO-COUPON SECURITIES. Consistent with its objectives, a Fund may invest in zero-coupon securities, which are debt securities that do not pay interest, but instead are issued at a deep discount from par. The value of the security increases over time to reflect the interest accrued. The value of these securities may fluctuate more than similar securities that are issued at par and pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result. The amount included in income is determined under a constant interest rate method. In addition, if an obligation is purchased subsequent to its original issue, a holder such as the Fixed-Income Funds may elect to include market discount in income currently on a ratable accrual method or a constant interest rate method. Market discount is the difference between the obligation's "adjusted issue price" (the original issue price plus original issue discount accrued to date) and the holder's purchase price. If no such election is made, gain on the disposition of a market discount obligation is treated as ordinary income (rather than capital gain) to the extent it does not exceed the accrued market discount.


     19. OPTIONS (PUTS AND CALLS) ON SECURITIES. Each Equity Fund, each Asset Allocation Portfolio, the California Intermediate Tax-Free Bond Fund and the National Intermediate Tax-Free Bond Fund may buy options (puts and calls), and write call options on a covered basis. Under a call option, the purchaser of the option has the right to purchase, and the writer (the

Fund) the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to purchase, the underlying security at the exercise price during the option period.


     There are risks associated with such investments, including the following:
(1) the success of a hedging strategy may depend on the ability of the Adviser or Sub-Adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of securities held by a Fund and the price of options; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.


     20. COVERED CALL WRITING. Each Equity Fund, each Asset Allocation Portfolio, the California Intermediate Tax-Free Bond Fund and the National Intermediate Tax-Free Bond Fund may write covered call options from time to time on such portion of its assets, without limit, as the Adviser determines is appropriate in seeking to obtain its investment objective. A Fund will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the value of the security rises, the Fund may not fully participate in the market appreciation.


     During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, which requires the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

     Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction, depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option expires unexercised, the Fund will realize a short term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

     The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

     The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period or will own the right to acquire the underlying security at a price equal to or below the option's strike price. Unless a closing purchase transaction is effected the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

     21. PURCHASING CALL OPTIONS. The Equity Funds, the Asset Allocation Portfolios, the California Intermediate Tax-Free Bond Fund and the National Intermediate Tax-Free Bond Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option. The Funds may sell, exercise or close out positions as the Adviser deems appropriate.


     22. PURCHASING PUT OPTIONS. Each Equity Fund, each Asset Allocation Portfolio, the California Intermediate Tax-Free Bond Fund and the National Intermediate Tax-Free Bond Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

     23. OPTIONS IN STOCK INDICES. The Equity Funds and the Asset Allocation Portfolios may engage in options on stock indices. A stock index assigns relative values to the common stock included in the index with the index fluctuating with changes in the market values of the underlying common stock.

     Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return of the premium received, to make delivery of this amount. Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities. As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.


     A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index, such as the S&P 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the S&P 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange, American Stock Exchange and London Stock Exchange.


     A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's portfolio securities. Since a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

     A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

     A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of a Fund's total assets.

     24. RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of options strategies depends on the ability of the Adviser or, where applicable, the Sub-Adviser to forecast interest rate and market movements correctly.

     When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

     The effective use of options also depends on a Fund's ability to terminate option positions at times when the Adviser or, where applicable, its Sub-Adviser deems it desirable to do so. Although a Fund will take an option position only if the Adviser or, where applicable, its Sub-Adviser believes there is liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

     If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit a Fund's ability to realize its profits or limit its losses.

     Disruptions in the markets for securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation (OCC) or other options markets, such as the London Options Clearing House, may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, the Fund could lose the entire value of its option.


     25. FUTURES CONTRACTS AND RELATED OPTIONS.The Equity Funds, the Fixed-Income Funds and the Asset Allocation Portfolios may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges, or over the counter as long as the underlying security or the securities represented by the future or index are permitted investments of the Fund. Futures and options can be combined with each other in order to adjust the risk and return parameters of a Fund. The Equity Funds, the Fixed-Income Funds and the Asset Allocation Portfolios may enter into futures contracts, typically related to capital market indices or specific financial securities.


     A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. Purchasing a futures contract creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. In certain cases, financial futures are settled in cash and therefore do not settle in delivery of the actual underlying commodity. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on the commodity exchange or boards of trade, known as "contract markets," approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures traded on non-U.S. exchanges are governed by similar local agencies and approved for use by the CFTC for U.S. investors.

     Although futures contracts call for actual delivery or acceptance of a commodity or security, financial contracts are usually settled in cash or closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

     Settlement of a futures contract does not require exchange of funds based on a price paid or received upon purchase or sale, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. Government securities or other acceptable securities as specified by the specific futures contract. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

     Subsequent payments, called "variation margin," are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." Gains and losses on futures contracts are therefore recognized on a daily basis.

     A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate an exposure or hedge position held by the Fund. Such closing transactions involve additional commission costs.

     In addition, to the extent consistent with their investment objectives and policies, the Funds may invest in currency futures contracts. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Futures contracts are designed by and traded on exchanges.

A Fund would enter into futures contracts solely for hedging or other appropriate risk management purposes as defined in the controlling regulations.

     At the maturity of a futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

     Positions in the futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Funds intend to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin, as described below.

     The Funds may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward currency contracts to protect against uncertainty in the level of future exchange rates between particular currencies or between foreign currencies in which the Funds' securities are or may be denominated. Under normal circumstances, consideration of the prospect for changes in currency exchange rates will be incorporated into a Fund's investment strategy.

     When the Adviser believes that the currency of a particular country may suffer a significant decline against another currency, a Fund may enter into a currency contract to sell, for the appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. A Fund may realize a gain or loss from currency transactions.

     The Funds will claim an exclusion from the definition of "commodity pool operator" under the Commodity Exchange Act and, therefore, will not be subject to registration or regulation as a pool operator under that Act


     26. OPTIONS ON SECURITIES' FUTURES CONTRACTS. The Equity Funds, the Fixed-Income Funds and the Asset Allocation Portfolios will enter into written options on securities' futures contracts only when, in compliance with the SEC's requirements, cash or equivalents equal in value to the securities' value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian. A Fund may purchase and write call and put options on the futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

     As with options on securities, the holder or writer of an option may terminate his or her position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

     A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

     Aggregate initial margin deposits for futures contracts (including futures contracts on securities, indices and currency) and premiums paid for related options may not exceed 5% of a Fund's total assets.

     27. RISK OF TRANSACTIONS IN SECURITIES' FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of securities' futures contracts by a Fund is subject to the ability of the Adviser or, where applicable, the Sub-Adviser to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

     Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the price of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

     There is no assurance that higher than anticipated trading activity or other unforeseen events will not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

     To reduce or eliminate a hedge position held by a Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     28. INDEX FUTURES CONTRACTS. The Equity Funds and the Asset Allocation Portfolios may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective, and may purchase and sell options on such index futures contracts. A Fund will not enter into any index futures contract for the purpose of speculation, and will only enter into contracts traded on securities exchanges with standardized maturity dates.


     An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contracts and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract. No price is paid upon entering into index futures contracts. When a Fund purchases or sells an index futures contract, it is required to make an initial margin deposit in the name of the futures broker and to make variation margin deposits as the value of the contract fluctuates, similar to the deposits made with respect to futures contracts on securities. Positions in index futures contracts may be closed only on an exchange or board of trade providing a secondary market for such index futures contracts. The value of the contract usually will vary in direct proportion to the total face value.

     A Fund's ability to effectively utilize index futures contracts depends on several factors. First, it is possible that there will not be a perfect price correlation between the index futures contracts and their underlying index. Second, it is possible that a lack of liquidity for index futures contracts could exist in the secondary market, resulting in the Fund's inability to close a futures position prior to its maturity date. Third, the purchase of an index futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. In order to avoid leveraging and related risks, when a Fund purchases an index futures contract, it will collateralize its position by depositing an amount of equity securities, cash or cash equivalents, equal to the market value of the index futures positions held, less margin deposits, in a segregated account with the Fund's custodian. Collateral equal to the current market value of the index futures position will be maintained only on a daily basis.

     The extent to which a Fund may enter into transactions involving index futures contracts may be limited by the Code's requirements for qualification as a regulated investment company and the Funds' intention to qualify as such.

     29. OPTIONS ON INDEX FUTURES CONTRACTS. Options on index futures contracts are similar to options on securities except that options on index futures contracts gives the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium.


     30. GENERAL CHARACTERISTICS OF CURRENCY FUTURES CONTRACTS. When an Equity Fund, an Asset Allocation Portfolio, the Bond Fund or the Short Term Bond Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills up to 5% of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions.


     Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming the Fund satisfies its contractual obligation.


     Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin," and are made as the value of the underlying futures contract fluctuates. For example, when an Equity Fund, an Asset Allocation Portfolio, the Bond Fund or the Short Term Bond Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

     When an Equity Fund, an Asset Allocation Portfolio, the Bond Fund or the Short Term Bond Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

     31. FOREIGN INVESTMENT. Certain of the Funds may invest in obligations of securities of foreign issuers. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, the Equity Funds may invest in American Depositary Receipts. The Equity Funds, the Asset Allocation Portfolios, and the Fixed-Income Funds may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian Development Bank. Any investments in these securities will be in accordance with a Fund's investment objective and policies, and are subject to special risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. To the extent that a Fund may invest in securities of foreign issuers that are not traded on any exchange, there is a further risk that these securities may not be readily marketable. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

     32. FOREIGN CURRENCY TRANSACTIONS. To the extent consistent with their investment objectives and strategies, the Equity Funds, the Asset Allocation Portfolios, the Bond Fund and the Short Term Bond Fund may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The Equity Funds, the Asset Allocation Portfolios, the Bond Fund and the Short Term Bond Fund may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging"), and to protect the value of specific portfolio positions ("position hedging"). The Equity Funds, the Asset Allocation Portfolios, the Bond Fund and the Short Term Bond Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency, and may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase or sell foreign currency futures contracts ("futures contracts"). The Equity Funds, the Asset Allocation Portfolios, the Bond Fund and the Short Term Bond Fund may also purchase domestic and foreign exchange-listed and over-the-counter call and put options on foreign currencies and futures contracts. Hedging transactions involve costs and may result in losses, and a Fund's ability to engage in hedging and related options transactions may be limited by tax considerations.

     33. TRANSACTION HEDGING. When it engages in transaction hedging, an Equity Fund, an Asset Allocation Portfolio, the Bond Fund or the Short Term Bond Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund, generally arising in connection with the purchase or sale of its portfolio securities. An Equity Fund, an Asset Allocation Portfolio, the Bond Fund or the Short Term Bond Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, an Equity Fund, an Asset Allocation Portfolio, the Bond Fund or the Short Term Bond Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     For transaction hedging purposes the Equity Funds, the Asset Allocation Portfolios, the Bond Fund and the Short Term Bond Fund may also purchase exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.

     34. POSITION HEDGING. When it engages in position hedging, an Equity Fund, an Asset Allocation Portfolio, the Bond Fund or the Short Term Bond Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Adviser or Sub-Adviser expects to purchase, when the Fund holds cash or short-term investments). In connection with the position hedging, an Equity Fund, an Asset Allocation Portfolio, the Bond Fund or the Short Term Bond Fund may purchase or sell foreign currency forward contracts or foreign currency on a spot basis.


     The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.


     It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, it may be necessary for an Equity Fund, an Asset Allocation Portfolio, the Bond Fund or the Short Term Bond Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.


     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or expects to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.


     At the discretion of the Adviser or Sub-Adviser, the Equity Funds, the Asset Allocation Portfolios, the Bond Fund and the Short Term Bond Fund may employ the currency hedging strategy known as "cross-hedging" by using forward currency contracts, currency options or a combination of both. When engaging in cross-hedging, a Fund seeks to protect against a decline in the value of a foreign currency in which certain of its portfolio securities are denominated by selling that currency forward into a different currency for the purpose of diversifying the Fund's total currency exposure or gaining exposure to a foreign currency that is expected to outperform.

     35. CURRENCY FORWARD CONTRACTS. To the extent consistent with their investment objectives and policies, the Equity Funds, the Asset Allocation Portfolios, the Bond Fund and the Short Term Bond Fund may invest in currency forward contracts. A currency forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward contracts are trades in the interbank markets conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.


     Forward contracts differ from futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

     At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.


     The Equity Funds, the Asset Allocation Portfolios, the Bond Fund and the Short Term Bond Fund may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward currency contracts to protect against uncertainty in the level of future exchange rates between particular currencies or between foreign currencies in which the Funds' securities are or may be denominated. Under normal circumstances, consideration of the prospect for changes in currency exchange rates will be incorporated into a Fund's investment strategies. However, the Adviser and Sub-Adviser believe that it is important to have the flexibility to enter into forward currency contracts when it determines that the best interests of a Fund will be served.

     When the Adviser and/or Sub-Adviser believe that the currency of a particular country may suffer a significant decline against another currency, an Equity Fund, an Asset Allocation Portfolio, the Bond Fund or the Short Term Bond Fund may enter into a currency contract to sell, for the appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. A Fund may realize a gain or loss from currency transactions.

     36. INDEX-BASED INVESTMENTS. Index-Based Investments, such as S&P Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stock ("NASDAQ 100s") and Dow Jones

DIAMONDS ("Diamonds"), are interests in a UIT that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.


     A UIT will generally issue Index-Based Investments in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the applicable index (the "Index"),
(b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the Index and the net asset value of a Portfolio Deposit.

     Index-Based Investments are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough Index-Based Investments to reconstitute a Creation Unit (large aggregations of a particular Index-Based Investment). The liquidity of small holdings of Index-Based Investments, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

     The price of Index-Based Investments is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of Index-Based Investments is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Index-Based Investments is based on a basket of stocks. Disruptions in the markets for the securities underlying Index-Based Investments purchased or sold by the Portfolio could result in losses on Index-Based Investments. Trading in Index-Based Investments involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

     37. SMALL CAP/MICROCAP/SPECIAL EQUITY SITUATION SECURITIES. Certain Funds may invest in the securities of small capitalization companies, micro capitalization companies and companies in special equity situations. Companies are considered to have a small market capitalization if their capitalization is within the range of those companies in the Russell 2000 Index. Companies are considered to have microcapitalizations if their capitalizations are equal to or smaller than the smallest 15% of those in the S&P SmallCap 600/Citigroup Value Index. Companies are considered to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a "special equity situation" may involve a significant change from a company's past experiences, the uncertainties in the appraisal of the future value of the company's equity securities and the risk of a possible decline in the value of the Funds' investments are significant.


     38. HIGH YIELD SECURITIES. To the extent consistent with their investment objectives and policies, the Equity Funds and the Fixed-Income Funds may invest in lower rated securities. Fixed-Income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of the prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.


     Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, a Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore, HighMark Funds may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a Fund's net asset value.

     Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls an obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

     A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the interest of its shareholders.

     39. MONEY MARKET INSTRUMENTS. Each Fund, subject to its own investment limitations, may invest in money market instruments which are short-term, debt instruments or deposits and may include, for example, (i) commercial paper rated within the highest rating category by a

NRSRO at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (certificates of deposit, time deposits, bank master notes, and bankers' acceptances) of thrift institutions, savings and loans, U.S. commercial banks (including foreign branches of such banks), and U.S. and foreign branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations rated within the three highest rating categories by a NRSRO (e.g., at least A by S&P or A by Moody's) at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (iv) general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); (v) receipts, including TRs, TIGRs and CATS (as defined below); (vi) repurchase agreements involving such obligations; (vii) money market funds and (viii) foreign commercial paper. Certain of the obligations in which a Fund may invest may be variable or floating rate instruments, may involve conditional or unconditional demand features and may include variable amount master demand notes.

     40. TREASURY RECEIPTS. Consistent with its investment objective, policies and restrictions, each Fund may invest in Treasury receipts. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of such receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TR's"), "Treasury Investment Growth Receipts" ("TIGR's"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TR's, TIGR's and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accrued over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying securities.

     41. HIGH QUALITY INVESTMENTS WITH REGARD TO THE MONEY MARKET FUNDS. As noted in the Prospectuses for the Money Market Funds, each such Fund may invest only in obligations determined by the Adviser to present minimal credit risks under guidelines adopted by HighMark Funds' Board of Trustees.

     With regard to the Diversified Money Market Fund and the California Tax-Free Money Market Fund, investments will be limited to "Eligible Securities." Eligible Securities include First Tier Securities and Second Tier Securities. First Tier Securities include those that possess at least one rating in the highest category and, if the securities do not possess a rating, those that are determined to be of comparable quality by the Adviser pursuant to guidelines adopted by the Board of Trustees. Second Tier Securities are all other Eligible Securities.

     A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, are determined by the Adviser to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by the Adviser. In applying the above-described investment policies, a security that has not received a short-term rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by the Adviser to be comparable in priority and security to the obligation selected for purchase by the Fund, or, if not available, the issuer's long-term obligations, but only in accordance with the requirements of Rule 2a-7. A security that at the time of issuance had a maturity exceeding 397 days but, at the time of purchase, has a remaining maturity of 397 days or less, is considered an Eligible Security if it possesses a long-term rating, within the two highest rating categories.

     Certain of the obligations in which the Funds may invest may be variable or floating rate instruments, may involve a conditional or unconditional demand feature, and may include variable amount master demand notes.

     In the case of the Diversified Money Market Fund, Eligible Securities include those obligations that, at the time of purchase, possess the highest short-term rating from at least one NRSRO (the Diversified Money Market Fund may also invest up to 5% of its net assets in obligations that, at the time of purchase, possess one of the two highest short-term ratings from at least one NRSRO, and in obligations that do not possess a short-term rating (i.e., are unrated) but are determined by the Adviser to be of comparable quality to the rated instruments eligible for purchase by the Fund under guidelines adopted by the Board of Trustees). In the case of the California Tax-Free Money Market Fund, Eligible Securities include those obligations that, at the time of purchase, possess one of the two highest short-term ratings by at least one NRSRO or do not possess a short-term rating (i.e., are unrated) but are determined by the Adviser to be of comparable quality to the rated obligations eligible for purchase by the Fund under guidelines adopted by the Board of Trustees.

     Specific obligations that the Diversified Money Market Fund may invest in include:

     (i) obligations issued by the U.S. Government, and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration);

     (ii) obligations such as bankers' acceptances, bank notes, certificates of deposit and time deposits of thrift institutions, savings and loans, U.S. commercial banks (including foreign branches of such banks), and U.S. and foreign branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment;

     (iii) short-term promissory notes issued by corporations, including Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer;

     (iv) U.S. dollar-denominated securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities, and obligations of supranational entities such as the World Bank and the Asian Development Bank (provided that the Fund invests no more than 5% of its assets in any such instrument and invests no more than 25% of its assets in such instruments in the aggregate);

     (v) readily-marketable, short-term asset-backed debt securities, repayment on which is obtained from an identifiable pool of assets, typically receivables related to a particular industry. The Fund intends to invest no more than 25% of its assets (measured at time of purchase) in each of the following categories of asset-backed securities: (1) asset-backed securities backed primarily by credit card receivables,
          (2) asset-backed securities backed primarily by auto loan or auto lease related receivables, (3) asset-backed securities backed primarily by trade receivables, (4) asset-backed securities backed primarily by U.S. Government securities or U.S. Government guaranteed loans and (5) asset-backed securities not backed primarily by any one of the types of collateral listed in the foregoing clauses (1)-(4). For purposes of its fundamental investment restriction limiting its investments in the securities of one or more issuers conducting their principal business activities in the same industry, the Fund considers issuers of asset-backed securities backed primarily by receivables relating to any one industry (an "operating industry") to be in a separate industry from that operating industry. For example, issuers of asset-backed securities backed primarily by auto loan or auto lease related receivables are considered to be in a separate industry from the automobile industry itself;

     (vi) Treasury receipts, including TRs, TIGRs and CATs;

     (vii) repurchase agreements involving such obligations; and

     (viii) short term taxable obligations issued by a state or political subdivision of the United States issued to raise funds for various public purposes.

     The Diversified Money Market Fund will not invest more than 5% of its total assets in the First Tier Securities of any one issuer, except that the Fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. (This three-day "safe harbor" provision will not be applicable to the California Tax-Free Money Market Fund, because single state funds are specifically excluded from this Rule 2a-7 provision.) In addition, the Diversified Money Market Fund may not invest more than 5% of its total assets in Second Tier Securities, with investments in the Second Tier Securities of any one issuer further limited to the greater of 1% of the Fund's total assets or $1.0 million. If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Diversified Money Market Fund's net asset value or a subsequent change in a security's qualification as a First Tier or Second Tier Security will not constitute a violation of the limitation. In addition, there is no limit on the percentage of the Diversified Money Market Fund's assets that may be invested in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements fully collateralized by such obligations. Under the guidelines adopted by HighMark Funds' Board of Trustees, in accordance with Rule 2a-7 under the 1940 Act, when in the best interests of the shareholders of a Fund, the Adviser may be required to promptly take appropriate action with respect to an obligation held in a Fund's portfolio in the event of certain developments that indicate a diminishment of the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

     Appendix A to this Statement of Additional Information identifies each NRSRO that may be utilized by the Adviser or a Sub-Adviser with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by a NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

     42. ILLIQUID SECURITIES. Each Fund has adopted a non-fundamental policy (which may be changed without shareholder approval) prohibiting the Fund from investing more than 15% (in the case of each of the Money Market Funds, not more than 10%) of its total assets in "illiquid" securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Pursuant to this policy, the Funds may purchase Rule 144A Securities only in accordance with liquidity guidelines established by the Board of Trustees of HighMark Funds and only if the investment would be permitted under applicable state securities laws.

     HighMark Enhanced Growth Fund may invest up to 5% of its assets in the convertible preferred stock, convertible debt, common stock, preferred stock, and warrants of privately held companies. These companies may present greater opportunity for growth, but there are significant risks associated with these investments. Many privately held companies are smaller firms with less experienced management, limited product lines, undeveloped markets and limited financial resources. They may also be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital.

     In addition, the risks associated with investing in companies in the early stages of product development are greater than those associated with more established companies because the concepts involved are generally unproven, the companies have little or no track record, and they are more vulnerable to competition, technological advances and changes in market and economic conditions. Since privately held companies do not file periodic reports with the SEC, there is less publicly available information about them than about other companies.

     HighMark Enhanced Growth Fund will likely invest in privately held companies that have already received funding from other sources. There may be significant competition for these types of investments, and the economic terms that HighMark Enhanced Growth Fund obtains from these companies may be less favorable than if HighMark Enhanced Growth Fund had invested earlier. Moreover, HighMark Enhanced Growth Fund's ability to realize value from an investment in a privately held company is dependent upon the successful completion of the company's IPO or the sale of the company to another company, which may not occur, if at all, for a period of several years after HighMark Enhanced Growth Fund's investment.

     Privately held companies are extremely illiquid and HighMark Enhanced Growth Fund may not be able to sell its holding in a privately held company without severe market impact. HighMark Enhanced Growth Fund will normally be unable to sell its privately held securities at all until the company's IPO or sale to another company. In the event of a negative event that results in HighMark Enhanced Growth Fund wishing to sell the security, it may be difficult or impossible to do so quickly, or at the current trading price.

     43. RESTRICTED SECURITIES. Each Fund has adopted a non-fundamental policy (which may be changed without shareholder approval) permitting the Fund to invest in restricted securities provided the Fund complies with the illiquid securities policy described above. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 and may be either liquid or illiquid. The Adviser will determine the liquidity of restricted securities in accordance with guidelines established by HighMark Funds' Board of Trustees. Restricted securities purchased by the Funds may include Rule 144A securities and commercial paper issued in reliance upon the "private placement" exemption from registration under Section 4(2) of the Securities Act of 1933 (whether or not such paper is a Rule 144A security).

     44. REAL ESTATE INVESTMENT TRUSTS. A Fund may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). The real estate properties in which REITs invest typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. The yields available from investments in REITs depend on the amount of income and capital appreciation generated by the related properties. Investments in REITs are subject to the risks associated with direct ownership in real estate, including economic downturns that have an adverse effect on real estate markets. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. Like regulated investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are also subject to interest rate risks. By investing in a REIT, a Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund. REITs are subject to the risk of default by borrowers, self-liquidation, and the possibility that the REIT may fail to qualify for the exemption from tax for distributed income under the Code.

     45. TREASURY INFLATION PROTECTED SECURITIES. Treasury inflation protected securities ("TIPs") are fixed income securities issued by the U.S. Treasury whose principal value is periodically adjusted according to the rate of inflation. TIPs are structured so that inflation accrues into the principal value of the bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. TIPs have varying maturities and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate is fixed at issuance, but over the life of the security this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. The value of TIPs and other inflation linked securities is expected to change in response to changes in real interest rates. In addition, if interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security's inflation measure. The periodic adjustment of U.S. inflation linked securities is currently tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. There can no assurance that the CPI-U or any other inflation index will accurately measure the real rate of inflation in the prices of goods and services.

                             INVESTMENT RESTRICTIONS

     Unless otherwise indicated, the following investment restrictions are fundamental and, as such, may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined below). Except with respect to a Fund's restriction governing the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction.

100% U.S. TREASURY MONEY MARKET FUND

     The 100% U.S. Treasury Money Market Fund may not purchase securities other than short-term obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Treasury.

CALIFORNIA TAX-FREE MONEY MARKET FUND

     Under normal market conditions, at least 80% of the total assets of the California Tax-Free Money Market Fund will be invested in Municipal Securities, the interest on which, in the opinion of bond counsel, is both excluded from gross income for federal income tax purposes and California personal income tax purposes, and does not constitute a preference item for individuals for purposes of the federal alternative minimum tax.

EACH OF THE LARGE CAP GROWTH FUND, THE BALANCED FUND, THE BOND FUND, THE DIVERSIFIED MONEY MARKET FUND AND THE 100% U.S. TREASURY MONEY MARKET FUND MAY
NOT:

          1. Purchase securities on margin (except that, with respect to the Large Cap Growth Fund, the Balanced Fund and the Bond Fund only, such Funds may make margin payments in connection with transactions in options and financial and currency futures contracts), sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities" acquired in accordance with the investment objectives and policies of such Fund;

          2. Purchase or sell commodities, commodity contracts (excluding, with respect to the Large Cap Growth Fund, the Balanced Fund, and the Bond Fund, options and financial and currency futures contracts), oil, gas or mineral exploration leases or development programs, or real estate (although investments by the Large Cap Growth Fund, the Balanced Fund, the Bond Fund, and the Diversified Money Market Fund in marketable securities of companies engaged in such activities and investments by the Large Cap Growth Fund, the Balanced Fund, and the Bond Fund in securities secured by real estate or interests therein, are not hereby precluded to the extent the investment is appropriate to such Fund's investment objective and policies);

          3. Invest in any issuer for purposes of exercising control or management;

          4. Purchase or retain securities of any issuer if the officers or Trustees of HighMark Funds or the officers or directors of its investment adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities; or


          5. Borrow money or issue senior securities, except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with permissible borrowings and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. A Fund will not invest in additional securities until all its borrowings (including reverse repurchase agreements) have been repaid. For purposes of this restriction, the deposit of securities and other collateral arrangements with respect to options and financial and currency futures contracts, and payments of initial and variation margin in connection therewith, are not considered a pledge of a Fund's assets.


THE DIVERSIFIED MONEY MARKET FUND MAY NOT:

          1. Buy common stocks or voting securities, or state, municipal or private activity bonds;

          2. Write or purchase put or call options;

          3. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, if, immediately after the purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer (except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% limitation). (As indicated below, the Fund has adopted a non-fundamental investment policy that is more restrictive than this fundamental investment limitation);

          4. Purchase any securities that would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, domestic bank certificates of deposit or bankers' acceptances, and repurchase agreements secured by bank instruments or obligations of the U.S. Government, its agencies, or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry); or

          5. Make loans, except that the Fund may purchase or hold debt instruments, lend portfolio securities, and enter into repurchase agreements as permitted by its investment objective and policies.

     The Diversified Money Market Fund has adopted, in accordance with Rule 2a-7, a non-fundamental policy providing that the 5% limit noted in limitation
(3) above shall apply to 100% of the Fund's assets. Notwithstanding this policy, the Fund may invest up to 25% of its assets in First Tier qualified securities of a single issuer for up to three business days.

THE 100% U.S. TREASURY MONEY MARKET FUND:

          1. May not buy common stocks or voting securities, or state, municipal or private activity bonds;

          2. May not write or purchase put or call options;

          3. May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time;

          4. May not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations, provided that there is no limitation with respect to domestic bank certificates of deposit or bankers' acceptances, and repurchase agreements secured by such bank instruments; and

          5. May not make loans, except that the Fund may purchase or hold debt instruments, lend portfolio securities, and enter into repurchase agreements as permitted by its investment objective and policies.

EACH OF THE BALANCED FUND, THE LARGE CAP GROWTH FUND, THE VALUE MOMENTUM FUND AND THE BOND FUND MAY NOT:


          1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, if, immediately after the purchase, more than 5% of the value of such Fund's total assets would be invested in the issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the issuer's outstanding voting securities (except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations);


          2. Purchase any securities that would cause more than 25% of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. or foreign governments or their agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities;
     (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); or

          3. Make loans, except that a Fund may purchase or hold debt instruments, lend portfolio securities, and enter into repurchase agreements in accordance with its investment objective and policies.

EACH OF THE BALANCED FUND, THE LARGE CAP VALUE FUND, THE LARGE CAP GROWTH FUND, THE BOND FUND, THE NATIONAL INTERMEDIATE TAX-FREE BOND FUND, THE 100% U.S. TREASURY MONEY MARKET FUND, THE CALIFORNIA TAX-FREE MONEY MARKET FUND, THE DIVERSIFIED MONEY MARKET FUND AND THE U.S. GOVERNMENT MONEY MARKET FUND MAY NOT:

          1. Purchase securities of other investment companies, except as permitted by the 1940 Act.

                            THE VALUE MOMENTUM FUND:

          1. May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

          2. Will not concentrate investments in a particular industry or group of industries, or within any one state, as concentration is defined under the Investment Company Act of 1940, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time.

          3. May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

          4. May lend or borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

          5. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

          6. May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

          7. May pledge, mortgage or hypothecate any of its assets to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

EACH OF THE CORE EQUITY FUND, THE SMALL CAP VALUE FUND, THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND AND THE NATIONAL INTERMEDIATE TAX-FREE BOND
FUND:

          1. May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

          2. May not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

          3. May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

          4. May lend or borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

          5. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

          6. May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

THE SMALL CAP ADVANTAGE FUND:

          1. May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

          2. May not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

          3. May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

          4. May lend or borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

          5. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

          6. May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.


EACH OF THE FUNDAMENTAL EQUITY FUND AND THE TREASURY PLUS MONEY MARKET FUND:

          1. May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or under regulatory guidance or interpretations of such Act, rules or regulations.

          2. May not concentrate its investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

          3. May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

          4. May lend or borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

          5. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

          6. May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.


EACH OF THE LARGE CAP VALUE FUND, THE CALIFORNIA TAX-FREE MONEY MARKET FUND, THE U.S. GOVERNMENT MONEY MARKET FUND, THE SHORT TERM BOND FUND AND THE ASSET ALLOCATION PORTFOLIOS:

          1. May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


          2. May not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations, provided that, with respect to the California Tax-Free Money Market Fund and the U.S. Government Money Market Fund, there is no limitation with respect to domestic bank certificates of deposit or bankers' acceptances, and repurchase agreements secured by such bank instruments.


          3. May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

          4. May lend or borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

          5. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

          6. May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

EACH OF THE COGNITIVE VALUE FUND, THE ENHANCED GROWTH FUND AND THE INTERNATIONAL OPPORTUNITIES FUND:

          1. May not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

          2. May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

          3. May lend or borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

          4. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

          5. May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

     The fundamental investment restrictions of many of the Funds have been adopted to avoid wherever possible the necessity of shareholder meetings unless otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Funds also have adopted non-fundamental investment restrictions, set forth below, which in some instances may be more restrictive than their fundamental investment restrictions. Any changes in a Fund's non-fundamental investment restrictions will be communicated to the Fund's shareholders prior to effectiveness.

1940 ACT RESTRICTIONS. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

     The Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund are non-diversified funds under the 1940 Act. This means the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund can invest more than 25% of their assets in issuers in which the Funds hold individual positions that are greater than 5% of the Funds' assets. Concentrated positions in the securities of a single issuer expose the Funds to a greater risk of loss from declines in the prices of these securities.

     The 1940 Act also limits the amount that the Funds may invest in other investment companies prohibiting each Fund from: (i) owning more than 3% of the total outstanding voting stock of a single other investment company; (ii) investing more than 5% of its total assets in the securities of a single other investment company; and (iii) investing more than 10% of its total assets in securities of all other investment companies, except in certain specific instances set forth in the 1940 Act, or certain instances where the other investment companies have obtained an exemption from the applicable provisions of the 1940 Act (e.g. ETFs). These limitations are not applicable with respect to the Asset Allocation Portfolios' investments in other HighMark Funds. The SEC rules applicable to money market funds also govern and place certain quality restrictions on these investments.

     Additionally, the 1940 Act limits the Funds' ability to borrow money, prohibiting the Funds from issuing senior securities, except a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

THE FOLLOWING INVESTMENT LIMITATIONS OF THE CORE EQUITY FUND, THE LARGE CAP VALUE FUND, THE SMALL CAP VALUE FUND, THE VALUE MOMENTUM FUND, THE SHORT TERM BOND FUND, THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND, THE NATIONAL INTERMEDIATE TAX-FREE BOND FUND, THE CALIFORNIA TAX-FREE MONEY MARKET FUND, THE U.S. GOVERNMENT MONEY MARKET FUND AND THE ASSET ALLOCATION PORTFOLIOS ARE NON-FUNDAMENTAL POLICIES. EACH FUND MAY NOT:

          1. Purchase or sell real estate, real estate limited partnership interests, and commodities or commodities contracts (except that the Fund may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses). However, subject to its permitted investments, the Fund may invest in companies which invest in real estate, securities or loans secured by interests in real estate, commodities or commodities contracts.

          2. Borrow money or issue senior securities, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions and the Fund may enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing.

          3. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

          4. Sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short), however, this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments and the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions.

THE FOLLOWING INVESTMENT LIMITATIONS OF THE COGNITIVE VALUE FUND, THE ENHANCED GROWTH FUND AND THE INTERNATIONAL OPPORTUNITIES FUND ARE NON-FUNDAMENTAL POLICIES. EACH FUND MAY NOT:

          1. Purchase or sell real estate, real estate limited partnership interests, and commodities or commodities contracts (except that the Fund may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses). However, subject to its permitted investments, the Fund may invest in companies which invest in real estate, securities of issuers which deal in real estate, securities or loans secured by interests in real estate, securities which represent interests in real estate, commodities or commodities contracts, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of a holder of debt obligations secured by real estate or interests therein.

          2. Borrow money or issue senior securities, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions and the

     Fund may enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing.

          3. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

          4. Sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short), however, this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments and the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions.


THE FOLLOWING INVESTMENT LIMITATIONS OF THE FUNDAMENTAL EQUITY FUND, THE SMALL CAP ADVANTAGE FUND AND THE TREASURY PLUS MONEY MARKET FUND ARE NON-FUNDAMENTAL POLICIES. EACH FUND MAY NOT:


          1. Purchase or sell real estate, real estate limited partnership interests, and commodities or commodities contracts (except that the Fund may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses). However, subject to its permitted investments, the Fund may invest in companies which invest in real estate, securities of issuers which deal in real estate, securities or loans secured by interests in real estate, securities which represent interests in real estate, commodities or commodities contracts, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of a holder of debt obligations secured by real estate or interests therein.

          2. Borrow money or issue senior securities, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions and the Fund may enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing.

          3. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

          4. Sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short), however, this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments and the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions.

THE FOLLOWING NON-FUNDAMENTAL INVESTMENT POLICIES WILL NOT BE CHANGED WITHOUT 60 DAYS' ADVANCE NOTICE TO SHAREHOLDERS:

          1. Under normal circumstances, HighMark Core Equity Fund will invest at least 80% of its assets in equity securities.


          2. Under normal circumstances, HighMark Fundamental Equity Fund will invest at least 80% of its assets in equity securities.

          3. Under normal circumstances, HighMark Large Cap Growth Fund will invest at least 80% of its assets in large capitalization companies.

          4. Under normal circumstances, HighMark Large Cap Value Fund will invest at least 80% of its assets in large capitalization companies.

          5. Under normal circumstances, HighMark Small Cap Value Fund will invest at least 80% of its assets in small capitalization companies.

          6. Under normal circumstances, HighMark Small Cap Advantage Fund will invest at least 80% of its assets in small capitalization companies.

          7. Under normal circumstances, HighMark Bond Fund will invest at least 80% of its assets in bonds.

          8. Under normal circumstances, HighMark Short Term Bond Fund will invest at least 80% of its assets in bonds.

          9. Under normal circumstances, HighMark Treasury Plus Money Market Fund will invest at least 80% of its net assets in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by such obligations.

          10. Under normal circumstances, HighMark U.S. Government Money Market Fund will invest at least 80% of its net assets plus borrowings in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.


     Any notice required to be delivered to shareholders of a Fund for the purpose of announcing an intended change in one of the non-fundamental policies identified in 1 through 8 immediately above will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement, if delivered separately from other communications to shareholders, will also appear on the envelope in which such notice is delivered.

ADDITIONAL NON-FUNDAMENTAL POLICIES. The Diversified Money Market Fund, the U.S. Government Money Market Fund and the 100% U.S. Treasury Money Market Fund have each adopted, in accordance with Rule 2a-7, a non-fundamental policy providing that the Fund may not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after the purchase, more than 5% of the value of such Fund's total assets would be invested in the issuer. Notwithstanding this policy, each Fund may invest up to 25% of its assets in First Tier qualified securities of a single issuer for up to three business days.

VOTING INFORMATION. As used in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of HighMark Funds or a particular Fund or a particular class of Shares of HighMark Funds or a Fund means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of HighMark Funds or such Fund or such class, or (b) 67% or more of the Shares of HighMark Funds or such Fund or such class present at a meeting at which the holders of more than 50% of the outstanding Shares of HighMark Funds or such Fund or such class are represented in person or by proxy.

                               PORTFOLIO TURNOVER

     A Fund's turnover rate is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Thus, for regulatory purposes, the portfolio turnover rate with respect to each of the Money Market Funds was zero percent for each of the last two fiscal years, and is expected to remain zero percent.


     For HighMark Funds' fiscal years ended July 31, 2008 and July 31, 2007, each Fund's (other than the Money Market Funds) portfolio turnover rate was as follows:

FUND*                                        2008   2007
-----                                        ----   ----
Balanced Fund                                        23%
Cognitive Value Fund                                103%
Core Equity Fund                                     79%
Enhanced Growth Fund                                 40%
Fundamental Equity Fund                       --     --
International Opportunities Fund                     32%
Large Cap Growth Fund                                88%
Large Cap Value Fund                                 84%
Small Cap Advantage Fund                             26%
Small Cap Value Fund                                 46%
Value Momentum Fund                                  19%
Bond Fund                                            16%
Short Term Bond Fund                                 33%
California Intermediate Tax-Free Bond Fund            2%
National Intermediate Tax-Free Bond Fund              4%
Income Plus Allocation Fund(1)                       12%
Growth & Income Allocation Fund(1)                   13%
Capital Growth Allocation Fund(1)                    16%
Diversified Equity Allocation Fund(1)                10%

* The Small Cap Advantage Fund commenced investment operations on March 1, 2007, after the end of HighMark Funds' fiscal year ended July 31, 2006. The Fundamental Equity Fund commenced investment operations on August 5, 2008, after the end of HighMark Funds' fiscal year ended July 31, 2008.

(1) Portfolio turnover does not include the purchases and sales of the Diversified Money Market Fund.

     The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of Shares. It is currently expected that the Fundamental Equity Fund's portfolio turnover rate for the fiscal year ending July 31, 2009 will be approximately 25% - 75% under normal market conditions.


                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Adviser has established a policy governing the disclosure of each Fund's portfolio holdings which is designed to protect the confidentiality of a Fund's non-public portfolio holdings and prevent inappropriate selective disclosure of such holdings. HighMark Funds' Board of Trustees has reviewed this policy and will be asked to review it no less than annually, and recommend any changes that they deem appropriate. Exceptions to this policy may be authorized by the Adviser's chief compliance officer or his or her designee (the "CCO").

     Neither the Adviser nor the Funds will receive any compensation or other consideration in connection with its disclosure of a Fund's portfolio holdings.

     PUBLIC DISCLOSURE OF PORTFOLIO HOLDINGS. In addition to the public disclosure of Fund portfolio holdings through required SEC quarterly filings, each Fund may make its portfolio holdings publicly available on HighMark Funds' website in such scope and form and with such frequency as the Adviser may reasonably determine. Each Fund's prospectus describes, to the extent applicable, the type of information that is disclosed on HighMark Funds' website, as well as the frequency with which this information is disclosed and the lag between the date of the information and the date of its disclosure.

     A Fund's portfolio holdings are considered to be publicly disclosed: (a) upon the disclosure of portfolio holdings information in a publicly available, routine filing with the SEC that is required to include the information, (b) the day after the Fund would, in accordance with its prospectus, make such information available on its website; or (c) at such additional times and on such additional basis as determined by the SEC or its staff.

     DISCLOSURE OF NON-PUBLIC PORTFOLIO HOLDINGS. A Fund may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings information to third parties may be made only if the CCO determines that such disclosure is allowed under applicable law or regulation. In addition, the third party receiving the non-public portfolio holdings information may, at the discretion of the CCO, be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to the Adviser and its affiliates.

     No advance disclosure shall be made if the CCO determines that a potential conflict of interest exists or could arise from such disclosure.

     The Funds periodically disclose portfolio information on a confidential basis to various service providers that require such information in order to assist the Funds with their day-to-day business affairs. In addition to the Adviser and its affiliates, these service providers include Aronson+Johnson+Ortiz, L.P. (sub-adviser to HighMark Large Cap Value Fund), Bailard, Inc. (sub-adviser to HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark International Opportunities Fund), LSV Asset Management (sub-adviser to HighMark Small Cap Value Fund), the Funds' custodian (Union Bank of California, N.A.), the Funds' independent registered public accounting firm (___________), legal counsel, financial printer (GCOM(2) Solutions, Inc.) and accounting agent and Sub-Administrator (PNC Global Investment Servicing (U.S.) Inc.), the Class B Shares financier (SG Constellation, LLC), the reconciling agent for a sub-adviser (SS&C Technologies, Inc.) and the Funds' proxy voting services, currently RiskMetric Group ISS Governance Services and Glass Lewis & Co. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds.

     The Funds also periodically provide information about their portfolio holdings to rating and ranking organizations. Currently the Funds provide such information to Moody's and S & P's, in connection with those firms' research on and classification of the Funds and in order to gather information about how the Funds' attributes (such as volatility, turnover, and expenses) compare with those of peer funds. The Funds may also provide portfolio holdings information to consulting companies. Currently, the Funds provide such information to consulting companies including (but not limited to) the following: Callan Associates, Wilshire Associates, Investor Force, Mercer Investment Consulting and eVestment Alliance. These rating and ranking organizations and consulting companies are required to keep each Fund's portfolio information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds.


     In all instances, the CCO will make a determination that a Fund has a legitimate business purpose for such advance disclosure, and that the recipient(s) are subject to an independent obligation not to disclose or trade on the non-public portfolio holdings information. There can be no assurance, however, that a Fund's policies and procedures on portfolio holdings information will protect the Fund from the potential misuse of such information by individuals or entities that come into possession of the information.

                                    VALUATION

     As disclosed in the Prospectuses, each Money Market Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by the administrator as of 11:00 a.m. Pacific Time (2:00 p.m. Eastern Time) on days on which both the New York Stock Exchange and the Federal Reserve wire system are open for business. As disclosed in the Prospectuses, the net asset value per share of each Equity Fund, Fixed-Income Fund and Asset Allocation Portfolio for purposes of pricing purchase and redemption orders is determined by the Sub-Administrator as of the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Time (1:00 p.m. Pacific Time), on days on which the New York Stock Exchange is open for business.

VALUATION OF THE MONEY MARKET FUNDS


     In accordance with Rule 2a-7 of the 1940 Act, the money market funds within the Trust are valued daily using amortized cost. Under normal market conditions, the money market funds are marked-to-market weekly using prices supplied by the Trust's third-party pricing agents. As is common in the industry, the third-party pricing agent utilizes a pricing matrix to value many of the money market instruments. Rather than assign values to individual securities, the pricing matrix attempts to assign values to categories of securities that have similar characteristics. In assigning values, the matrix considers, among other things, security type, discount rate, coupon rate, maturity date and quality ratings. Securities whose market price varies by more than certain established percentages from the price calculated using amortized cost are validated with the pricing agent.


     HighMark Funds' Board of Trustees has undertaken to establish procedures reasonably designed, taking into account current market conditions and a Fund's investment objective, to stabilize the net asset value per Share of each Money Market Fund for purposes of sales and redemptions at $l.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, the Trustees will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity of a Fund, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share based on available market quotations.

VALUATION OF THE EQUITY FUNDS AND THE FIXED-INCOME FUNDS

     Equity securities listed on a securities exchange or an automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over-the-counter, are valued at the last quoted sale price on the principal exchange on which they are traded on the valuation date (or at approximately 4:00 PM Eastern Time if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.


     Debt and fixed income investments may be priced by the independent, third-party pricing agents approved by HighMark Funds' Board of Trustees. These third-party pricing agents may employ various methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other techniques that generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to HighMark Funds' Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost which approximates market value.

     If an equity or fixed income security price cannot be obtained from an independent third party pricing agent as described above, the Sub-Administrator will contact the Administrator for up to two possible independent brokers to utilize as quote sources, if available. To ensure independence, the Sub-Administrator will contact these brokers directly in order to obtain quotations in writing for each day a price is needed. If the Sub-Administrator is able to obtain two quotes, the average of the two quotes will be utilized. If the Sub-Administrator is able to obtain only one quote by 3:00 PM ET the Sub-Administrator will utilize the single quote for that day.

The prices for foreign securities are reported in local currencies and converted to U.S. dollars using currency exchange rates. Pursuant to contracts with the Sub-Administrator, exchange rates are provided daily by recognized independent pricing agents. The exchange rates used by HighMark Funds for this conversion are captured as of the New York Stock Exchange close each day. In markets where foreign ownership of local shares is limited, foreign investors invest in local shares by holding "foreign registered shares." If the limit of permitted foreign ownership is exceeded, foreign registered shares' trading activity may be restricted resulting in a stale price. When there is no price on the valuation date for foreign registered shares or if the price obtained is determined to be stale, the foreign registered shares will be valued by reference to the price of the corresponding local shares.


     Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities as described above.

     Financial futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.


     Equity and index options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.


     Foreign currency forward contacts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.


     Rights and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, the rights will be valued at the security's current price minus the rights' strike price. If the security's current price is lower than the rights' strike price, the rights will be priced at zero value.

     If the value for a security cannot be determined using the methodologies described above, the security's value will be determined using the Fair Value Procedures established by the Board of Trustees. The Fair Value Procedures will be implemented by a Fair Value Committee (the "Committee") designated by the Board of Trustees.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which HighMark Funds calculates net asset value. The closing prices of such securities may no longer reflect their market value at the time HighMark Funds calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that HighMark Funds calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector.

     If the Adviser or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which HighMark Funds calculates net asset value, it shall immediately notify the Sub-Administrator and request that a Committee meeting be called.

     HighMark Funds uses a third party fair valuation vendor (the "Vendor") for equity securities that are traded primarily on non-U.S. exchanges. The Vendor provides a fair value for such securities based on certain factors and methods, which generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. The Vendor provides fair values if there is a movement in the U.S. market that exceeds a specific threshold ("trigger threshold") that has been established by the Committee. The Committee also establishes a "confidence interval" - representing the correlation between the price of a specific foreign security and movements in the U.S. market - before the security will be fair valued based upon the trigger threshold being exceeded. If a trigger threshold is exceeded, HighMark Funds values its non-U.S. securities that exceed the applicable "confidence interval" using the fair values provided by the Vendor.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Purchases and redemptions of shares of the Money Market Funds may be made on days on which both the New York Stock Exchange and the Federal Reserve wire systems are open for business. Purchases and redemptions of shares of the Equity Funds and Fixed-Income Funds may be made on days on which the New York Stock Exchange is open for business. Purchases will be made in full and fractional Shares of HighMark Funds calculated to three decimal places.

     Although HighMark Funds' policy is normally to pay redemptions in cash, HighMark Funds reserves the right to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of HighMark Funds during any 90-day period of up to the lesser of $250,000 or 1% of HighMark Funds' net assets.

     HighMark Funds reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the applicable Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. HighMark Funds also reserves the right to suspend sales of Shares of the Funds for any period and to reject a purchase order when the Distributor or the Adviser determines that it is not in the best interest of HighMark Funds and/or its shareholders to accept such order.

     If a Fund holds portfolio securities listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays, the portfolio securities will trade and the net assets of the Fund's redeemable securities may be significantly affected on days when the investor has no access to the Fund.

     Neither the transfer agent nor HighMark Funds will be responsible for any loss, liability, cost or expense for acting upon wire or telephone instructions that it reasonably believes to be genuine. HighMark Funds and the transfer agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include taping of telephone conversations.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

     Shares of the Funds may be purchased through financial institutions, including the Adviser, that provide distribution assistance or shareholder services. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the transfer agent for effectiveness the same day. Customers should contact their financial institution for information as to that institution's procedures for transmitting purchase, exchange or redemption orders to HighMark Funds.

     Customers who desire to transfer the registration of Shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change.


     Depending upon the terms of a particular Customer account, a financial institution may charge Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution. Additionally, certain entities (including Participating Organizations and Union Bank of California, N.A. and its affiliates), may charge customers a fee with respect to exchanges made on the customer's behalf. Information about these charges, if any, can be obtained by the entity effecting the exchange.


     The Funds participate in fund "supermarket" arrangements. In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Funds through the sponsor of the fund supermarket. In connection with these supermarket arrangements, each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. In turn, the brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. As such, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. The customer order will be priced at the Fund's Net Asset Value next computed after acceptance by an authorized broker or the broker's authorized designee. In addition, a broker may charge transaction fees on the purchase and/or sale of Fund shares.

REDEMPTION BY CHECKWRITING

     Checkwriting is available to shareholders of the Money Market Funds who have purchased Retail Shares directly from the Funds. HighMark Funds will provide shareholders of record, upon request and without charge, with checks drawn on the Fund in which they have an account. Shareholders will be required to sign signature cards and will be subject to any applicable rules and regulations of the clearing bank relating to check redemption privileges.

     Checks drawn on the Money Market Funds may be made payable to the order of any payee in an amount of $500 or more. Shareholders should be aware that, as is the case with bank checks, certain banks may not provide cash at the time of deposit, but will wait until they have received payment from the clearing bank. When a check is presented to the clearing bank for payment, subject to the Fund's acceptance of the check, the clearing bank, as agent, causes the Fund to redeem, at the net asset value next determined after such presentation, a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. Checks will be returned by the clearing bank if there are insufficient shares to meet the withdrawal amount. Shareholders of record wishing to use this method of redemption should check the appropriate box on the Account Application, obtain a signature card by calling 1-800-433-6884, and mail the completed form and signature card to the transfer agent at P.O. Box 8416, Boston, Massachusetts 02266-8416. There is no charge for the clearance of any checks, although the clearing bank will impose its customary overdraft fee in connection with returning any checks as to which there are insufficient shares to meet the withdrawal amount. Shareholders may not use a check to close their account.

SALES CHARGES


     FRONT-END SALES CHARGES. The commissions shown in the Prospectuses and below apply to sales through authorized dealers and brokers. Under certain circumstances, HCM may use its own funds to compensate financial institutions and intermediaries in amounts that are additional to the commissions shown in the Prospectuses. In addition, HCM may, from time to time and at its own expense, provide promotional incentives in the form of cash or other compensation to certain financial institutions and intermediaries whose registered representatives have sold or are expected to sell significant amounts of the Class A Shares of a Fund. Such other compensation may take the form of payments for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to attend due diligence meetings to increase their knowledge of HighMark Funds. Under certain circumstances, commissions up to the amount of the entire sales charge may be reallowed to dealers or brokers, who might then be deemed to be "underwriters" under the Securities Act of 1933. Commission rates may vary among the Funds.

                 EQUITY FUNDS, GROWTH & INCOME ALLOCATION FUND,
      CAPITAL GROWTH ALLOCATION FUND AND DIVERSIFIED EQUITY ALLOCATION FUND

                                 CLASS A SHARES

                                             Sales Charge as
                           Sales Charge        Appropriate       Commission as
                          as Percentage     Percentage of Net    Percentage of
  Amount of Purchase    of Offering Price    Amount Invested     Offering Price
---------------------   -----------------   -----------------   ---------------
0 - $49,999                   5.50%               5.82%              4.95%
$50,000 -- $99,999            4.50%               4.71%              4.05%
$100,000 -- $249,999          3.75%               3.90%              3.38%
$250,000 -- $499,999          2.50%               2.56%              2.25%
$500,000 -- $999,999          2.00%               2.04%              1.80%
$1,000,000 and Over*          0.00%               0.00%              0.00%

* A contingent deferred sales charge of 1.00% will be assessed against any proceeds of any redemption of such Class A Shares prior to one year from date of purchase.

                               FIXED-INCOME FUNDS

                                 CLASS A SHARES

                                             Sales Charge as
                           Sales Charge        Appropriate       Commission as
                          As Percentage     Percentage of Net    Percentage of
  Amount of Purchase    of Offering Price    Amount Invested     Offering Price
---------------------   -----------------   -----------------   ---------------
$0-$99,999                    2.25%               2.30%              2.03%
$100,000-$249,999             1.75%               1.78%              1.58%
$250,000-$499,999             1.25%               1.27%              1.13%
$500,000-$999,999             1.00%               1.01%              0.90%
$1,000,000 and Over*          0.00%               0.00%              0.00%

* A contingent deferred sales charge of 0.50% will be assessed against any proceeds of any redemption of such Class A Shares prior to one year from date of purchase.

                           INCOME PLUS ALLOCATION FUND

                                 CLASS A SHARES

                                             Sales Charge as
                           Sales Charge        Appropriate       Commission as
                          As Percentage     Percentage of Net    Percentage of
  Amount of Purchase    of Offering Price    Amount Invested     Offering Price
---------------------   -----------------   -----------------   ---------------
0 - $49,999                   4.50%               4.71%              4.05%
$50,000 -- $99,999            4.00%               4.17%              3.60%
$100,000 -- $249,999          3.50%               3.63%              3.15%
$250,000 -- $499,999          2.25%               2.30%              2.03%
$500,000 -- $999,999          2.00%               2.04%              1.80%
$1,000,000 and Over*          0.00%               0.00%              0.00%

* A contingent deferred sales charge of 0.50% will be assessed against any proceeds of any redemption of such Class A Shares prior to one year from date of purchase.

     CONTINGENT DEFERRED SALES CHARGES ("CDSC"). In determining whether a particular redemption is subject to a contingent deferred sales charge, calculations consider the number of Shares a shareholder is selling, not the value of the shareholder's account. To keep the CDSC as low as possible, each time a shareholder asks to sell Shares, the Funds will first sell any Shares in the shareholder's account that carry no CDSC. If there are not enough of these Shares to meet the shareholder's request, the Funds will then sell those Shares that have the lowest CDSC next. This method should result in the lowest possible sales charge.

SALES CHARGE REDUCTIONS AND WAIVERS

     In calculating the sales charge rates applicable to current purchases of a Fund's Class A Shares, a "single purchaser" is entitled to cumulate current purchases with the net purchase of previously purchased Class A Shares of series of HighMark Funds, including the Funds (the "Eligible Funds"), which are sold subject to a comparable sales charge.

     The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing Shares of a Fund for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account including employee benefit plans created under Sections 401, 403(b) or 457 of the Code, including related plans of the same employer. To be entitled to a reduced sales charge based upon Class A Shares already owned, the investor must ask HighMark Funds for such entitlement at the time of purchase and provide the account number(s) of the investor, the investor and spouse, and their minor children, and give the age of such children. A Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

     LETTER OF INTENT. By initially investing at least $1,000 and submitting a Letter of Intent (the "Letter") to HighMark Funds, a "single purchaser" may purchase Class A Shares of a Fund and the other Eligible Funds during a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. To receive credit for such prior purchases and later purchases benefiting from the Letter, the shareholder must notify HighMark Funds at the time the Letter is submitted that there are prior purchases that may apply, and, at the time of later purchases, notify HighMark Funds that such purchases are applicable under the Letter.

     RIGHTS OF ACCUMULATION. In calculating the sales charge rates applicable to current purchases of Class A Shares, a "single purchaser" is entitled to cumulate current purchases with the current market value of previously purchased Class A, Class B and Class C Shares of the Funds.

     To exercise your right of accumulation based upon Shares you already own, you must ask HighMark Funds for this reduced sales charge at the time of your additional purchase and provide the account number(s) of the investor, as applicable, the investor and spouse, and their minor children. The Funds may amend or terminate this right of accumulation at any time as to subsequent purchases.

     REDUCTIONS FOR QUALIFIED GROUPS. Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar amount of Class A Shares purchased by all members of the qualified group. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring Shares of a Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is (i) any individual or other company who directly or indirectly owns, controls or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls or has the power to vote five percent or more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner. Investors seeking to rely on their membership in a qualified group to purchase Shares at a reduced sales load must provide evidence satisfactory to the transfer agent of the existence of a bona fide qualified group and their membership therein.

     All orders from a qualified group will have to be placed through a single source and identified at the time of purchase as originating from the same qualified group, although such orders may be placed into more than one discrete account that identifies HighMark Funds.

     REDUCTIONS FOR AUTOMATIC INVESTMENT PLAN ("AIP") PARTICIPANTS. Any shareholders of the Balanced Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Small Cap Value Fund, the Value Momentum Fund, the Bond Fund and the California Intermediate Tax-Free Bond Fund that have established an AIP on or before November 30, 1999 may be eligible for a reduced sales charge with respect to the purchase of Retail Shares of such Funds through automatic deductions from their checking or savings account as described in the tables below:

           BALANCED FUND, LARGE CAP GROWTH FUND, LARGE CAP VALUE FUND,
                  SMALL CAP VALUE FUND AND VALUE MOMENTUM FUND

                                             Sales Charge as
                           Sales Charge        Appropriate       Commission as
                          as Percentage     Percentage of Net    Percentage of
  Amount of Purchase    of Offering Price    Amount Invested     Offering Price
---------------------   -----------------   -----------------   ---------------
$0-$49,999                    4.50%               4.71%              4.05%
$50,000-$99,999               4.00%               4.17%              3.60%
$100,000-$249,999             3.50%               3.63%              3.15%
$250,000-$499,999             2.50%               2.56%              2.25%
$500,000-$999,999             1.50%               1.52%              1.35%
$1,000,000 and Over*          0.00%               0.00%              0.00%

* A contingent deferred sales charge of 1.00% will be assessed against any proceeds of any redemption of such Retail Shares prior to one year from date of purchase.

            BOND FUND AND CALIFORNIA INTERMEDIATE TAX FREE BOND FUND

                                             Sales Charge as
                           Sales Charge        Appropriate       Commission as
                          as Percentage     Percentage of Net    Percentage of
  Amount of Purchase    of Offering Price    Amount Invested     Offering Price
---------------------   -----------------   -----------------   ---------------
$0-$24,999                    3.00%               3.09%              2.70%
$25,000-$49,999               2.50%               2.56%              2.25%
$50,000-$99,999               2.00%               2.04%              1.80%
$100,000-$249,999             1.50%               1.52%              1.35%
$250,000-$999,999             1.00%               1.01%              0.90%
$1,000,000 and Over*          0.00%               0.00%              0.00%

* A contingent deferred sales charge of 0.50% will be assessed against any proceeds of any redemption of such Retail Shares prior to one year from date of purchase.

     CDSC WAIVERS. The contingent deferred sales charge is waived on redemption of shares (i) following the death or disability (as defined in the Code) of a shareholder, or (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2. A shareholder, or his or her representative, must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for a waiver.

     The contingent deferred sales charge is waived on redemption of Class C shares, where such redemptions are in connection with withdrawals from a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code, Section 403(b) of the Code, or eligible government retirement plan including a 457 plan, even if more than one beneficiary or participant is involved.

ADDITIONAL FEDERAL TAX INFORMATION


     GENERAL. The following discussion of U.S. federal income tax consequences of investment in a Fund is based on the Code, U.S. Treasury regulations, and other applicable authority, as of the date of this Statement of Additional Information. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in a Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of foreign, state and local tax laws.

     Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their own tax advisers to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things:

     (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in "qualified publicly traded partnerships" (as defined below);


     (b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

     (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid- generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and its net tax-exempt interest income, for such year.

     In general, for purposes of the 90% gross income requirement described in subsection (a) of the paragraph above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources defined in Code section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in subsection (a)(i) of the paragraph above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. For purposes of meeting the diversification requirement described in subsection
(b) of the paragraph above, in the case of a Fund's investment in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. Also, for purposes of subsection (b) of the paragraph above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

     If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

     DISTRIBUTIONS. Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net realized capital gain. Investment company taxable income (which is retained by a Fund) will be subject to tax at regular corporate rates. A Fund may also retain for investment its net capital gain. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

     In determining its net capital gain for Capital Gain Dividend (defined below) purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Treasury regulations permit a regulated investment company, in determining its taxable income, to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

     If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for the year and 98% of its capital gain net income for the one-year period ending October 31 of such year (or later if the Fund is permitted to so elect and so elects) and any retained amount from the prior year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

     Distributions of taxable income or capital gains are taxable to Fund shareholders whether received in cash or in additional Fund Shares through automatic reinvestment. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment in that Fund (and thus were likely included in the price the shareholder paid).

     Dividends and distributions on a Fund's Shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of Shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

     If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in its Fund Shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the shareholder's tax basis in its Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those Shares.

     For federal income tax purposes, distributions of any net investment income (other than qualified dividend income and exempt-interest dividends, as discussed below) are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gain are determined by how long the Fund owned the investments that generated the capital gain, rather than how long a shareholder has owned his or her Shares. Distributions of each Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain over net short-term capital loss) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends"), if any, are taxable as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Long-term capital gain rates applicable to individuals have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

     For taxable years before January 1, 2011, distributions of investment income properly designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of an individual at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's Shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Additionally, dividends of an Asset Allocation Portfolio may not be eligible for treatment as qualified dividend income unless the holding period and other requirements for such treatment are met by both the Asset Allocation Portfolio and the underlying funds as well as the shareholder. The Fixed-Income Funds and Money Market Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

     In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's Shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

     To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income and will not be eligible for the dividends received deduction for corporate shareholders.

     Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be "debt-financed" (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of the Code.

     ISSUER DEDUCTIBILITY OF INTEREST. A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not (and interest paid on debt obligations, if any, that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer. This may affect the cash flow of the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends received deduction to the extent of the deemed dividend portion of such accrued interest.

     ORIGINAL ISSUE DISCOUNT, PAYMENT-IN-KIND SECURITIES, MARKET DISCOUNT AND ACQUISITION DISCOUNT. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and all zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by a Fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year. Interest paid on debt obligations owned by a Fund that are considered for tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.


     Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.


     Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Fund may be treated as having acquisition discount, or OID. Generally, a Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.


     If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of a Fund or by liquidation of portfolio securities, if necessary. A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

     HIGHER-YIELD SECURITIES. A Fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as whether the Fund should recognize market discount on a debt obligation and, if so, the amount of market discount the Fund should recognize, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

     CERTAIN INVESTMENTS IN REITS. A Fund's investments in REIT equity securities may result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Investments in REIT equity securities also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

     A Fund may invest directly or indirectly in residual interests in REMICs or equity interests in taxable mortgage pools ("TMPs"). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund's income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below.

     In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income ("UBTI") to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund. The Funds have not yet determined whether such an election will be made.

     Under current law, a Fund serves to "block" (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this "blocking" effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

     A tax-exempt shareholder may also recognize UBTI if a Fund recognizes "excess inclusion income" derived from direct or indirect investments in residual interests in REMICS or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund's investment company taxable income (after taking into account deductions for dividends paid by the Fund). Furthermore, any investment in residual interests of a collateralized mortgage obligation (a "CMO") that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

     In addition, special tax consequences apply to charitable remainder trusts ("CRTs") that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a charitable remainder trust, as defined in section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes "excess inclusion income" (which is described earlier). Rather, as described above, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes "excess inclusion income," then the Fund will be subject to a tax on that portion of its "excess inclusion income" for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which the IRS guidance in respect of CRTs remains applicable in light of the December 2006 CRT legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund. CRTs are urged to consult their tax advisers concerning the consequences of investing in a Fund.

     SALE OR REDEMPTION OF FUND SHARES. Shareholders who sell, exchange or redeem Fund Shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received (although such a gain or loss is unlikely in a Money Market
Fund). In general, any gain or loss realized upon a taxable disposition of Fund Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months, and as short-term capital gain or loss if the Shares have not been held for more than 12 months. Any loss realized upon a taxable disposition of Fund Shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, all or a portion of any loss realized on a taxable disposition of Fund Shares will be disallowed to the extent that a Fund shareholder replaces the disposed of Fund Shares with other substantially identical Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, the Fund shareholder's basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

     FOREIGN TAXES, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. Income received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. Shareholders of all Funds except the HighMark International Opportunities Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes. However, if at the end of a Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by the Fund on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's shareholders in connection with the Fund's dividends received by them. Under normal circumstances, more than 50% of the value of HighMark International Opportunities Fund's total assets will consist of securities of foreign corporations and it will be eligible to make the election. If the election is made, shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date may be entitled to claim a foreign tax credit for their share of these taxes. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions. The Asset Allocation Portfolios will not be able to pass any such credit or deduction through to their shareholders. (See "Additional Tax Information Concerning the Asset Allocation Portfolios" below.) Shareholders should consult their tax advisers for further information with respect to the foregoing, including further information relating to foreign tax credits and deductions, which are subject to certain restrictions and limitations (including holding period requirements applied at both the Fund and shareholder level).

     FOREIGN CURRENCY TRANSACTIONS. A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

     PASSIVE FOREIGN INVESTMENT COMPANIES. Equity investment by a Fund in certain "passive foreign investment companies" ("PFICs") could subject a Fund to a U.S. federal income tax or other charge on distributions received from such a company or on the proceeds from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders; however, the Fund may elect to avoid the imposition of that tax. For example, the Fund may elect to treat a PFIC as a "qualified electing fund" (i.e., make a "QEF election"), in which case the Fund will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company. The Fund may alternatively make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. Such elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections, therefore, may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

     A PFIC is generally defined as any foreign corporation: (i) that has an passive income equal to 75% or more of gross income for the taxable year, or
(ii) that has an average amount of assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income equal to at least 50% of total assets. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.


     HEDGING. A Fund's transactions in options, futures contracts, hedging transactions, forward contracts, swap agreements, straddles, and foreign currencies will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make appropriate tax elections and appropriate entries in its books pertaining to such transactions in a manner believed to be in the best interests of the Fund.

     Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If a Fund's book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the Shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.


     BACK-UP WITHHOLDING. A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number ("TIN"), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends. The back-up withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.


     Back-up withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

     In order for a foreign investor to qualify for exemption from the back-up withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisers in this regard.

     TAX SHELTER REPORTING REGULATIONS. Under Treasury regulations, if a shareholder recognizes a loss on disposition of Fund Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.


     SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS. Distributions properly designated as Capital Gain Dividends and exempt-interest dividends (discussed below) generally will not be subject to withholding of federal income tax. However, exempt-interest dividends may be subject to backup withholding. In general, dividends other than Capital Gain Dividends and exempt-interest dividends, paid by a Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign shareholder") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign shareholder directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning before January 1, 2008, the Fund was not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (w) that did not provide a satisfactory statement that the beneficial owner was not a U.S. person, (x) to the extent that the dividend was attributable to certain interest on an obligation if the foreign shareholder was the issuer or was a 10% shareholder of the issuer, (y) that was within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend was attributable to interest paid by a person that was a related person of the foreign shareholder and the foreign shareholder was a controlled foreign corporation) from U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions were properly designated by the Fund, and (ii) with respect to distributions (other than (a) distributions to an individual foreign shareholder who was present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests, as described below) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions were properly designated by the Fund. Pending legislation proposes to extend the exemption from withholding for interest-related and short-term capital gain distributions for up to two years, i.e. for taxable years beginning before January 1, 2010. At the time of this filing, it is unclear whether the legislation will be enacted and, if enacted, what the term of the extension will be (e.g., for one year or two years).

     In order to qualify for this exemption from withholding, a foreign person will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of Shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

     A beneficial holder of Shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of Fund Shares or on Capital Gain Dividends or exempt-interest dividends unless (i) such gain or dividend is effectively connected with the conduct by the shareholder of a trade or business in the United States, (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend (provided certain other conditions are met), or (iii) the shares constitute "U.S. real property interests" ("USRPIs") or the Capital Gain Dividends are attributable to gains from the sale or exchange of USRPIs in accordance with the rules set forth below.

     Special rules apply to distributions to foreign shareholders from a Fund that is either a "U.S. real property holding corporation" ("USRPHC") or would be a USRPHC but for the operation of the exceptions to the definition thereof described below. Additionally, special rules apply to the sale of shares in a Fund that is a USRPHC. Very generally, a USRPHC is a domestic corporation that holds U.S. real property interests ("USRPIs") -- USRPIs are defined as any interest in U.S. real property or any equity interest in a USRPHC -- the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation's USRPIs, interests in real property located outside the United States and other assets. A Fund that holds (directly or indirectly) significant interests in REITs may be a USRPHC. The special rules discussed below will also apply to distributions from a Fund that would be a USRPHC absent exclusions from USRPI treatment for interests in domestically controlled REITs and not-greater-than-5% interests in publicly traded classes of stock in REITs.

     In the case of a Fund that is a USRPHC or would be a USRPHC but for the exceptions from the definition of USRPI (described immediately above), amounts the Fund receives from REITs that are derived from gains realized from USRPIs will retain their character as gains realized from USRPIs in the hands of the Fund's foreign shareholders. Under current law, any direct USPRI gain the Fund recognizes does not retain its character as USRPI gain in the hands of foreign shareholders of the Fund, although this may change if certain pending legislation is enacted. In the hands of a foreign shareholder that holds (or has held in the prior year) more than a 5% interest in the Fund, such amounts will be treated as gains "effectively connected" with the conduct of a "U.S. trade or business," and subject to tax at graduated rates. Moreover, such shareholders will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund will be required to withhold 35% of the amount of such distribution. In the case of all other foreign shareholders (i.e., those whose interest in the Fund did not exceed 5% at any time during the prior year), the USRPI distribution will be treated as ordinary income (regardless of any designation by the Fund that such distribution is a short-term capital gain dividend (in the event that certain pending legislation is enacted) or a Capital Gain Dividend), and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign shareholder. Foreign shareholders of the Fund are also subject to "wash sale" rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of Fund shares.

     In addition, a Fund that is a USRPHC must typically withhold 10% of the amount realized in a redemption by a greater-than-5% foreign shareholder, and that shareholder must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. Before January 1, 2008, no withholding was generally required with respect to amounts paid in redemption of shares of a Fund that (i) was either a USRPHC or would have been a USRPHC but for the exceptions from the definition of USRPI (described above) and (ii) was "domestically controlled" (such Fund, a "domestically controlled qualified investment entity"). Pending legislation proposes to extend the exemption from withholding for amounts paid in redemption of shares of a Fund that is a domestically controlled qualified investment entity, fully retroactively, for up to two years, i.e., through December 31, 2009. If enacted, the pending legislation would be effective as of January 1, 2008. At the time of this filing, it is unclear whether the legislation will be enacted and, if enacted, what the term of the extension will be (e.g., for one year or two years). Unless and until the legislation is enacted, the exemption does not apply to amounts paid in redemption of shares of a Fund that is a domestically controlled qualified investment entity, and withholding is required.


     In order for a foreign investor to qualify for exemption from the backup withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisers in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

     If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

     A beneficial holder of shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.


     GENERAL. The foregoing discussion and the one below regarding the California Tax-Free Money Market Fund, the California Intermediate Tax-Free Bond Fund and the National Intermediate Tax-Free Bond Fund under "Federal Taxation," and the Asset Allocation Portfolios under "Additional Tax Information Concerning the Asset Allocation Portfolios," is for general information only. Accordingly, potential purchasers of such Fund's Shares are urged to consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the Fund, as well as the effects of state, local and foreign tax law and any proposed tax law changes.


ADDITIONAL TAX INFORMATION CONCERNING THE CALIFORNIA TAX-FREE MONEY MARKET FUND, THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND AND THE NATIONAL INTERMEDIATE TAX-FREE BOND FUND

     FEDERAL TAXATION. As indicated in their respective Prospectuses, the California Tax-Free Money Market Fund, the California Intermediate Tax-Free Bond Fund and the National Intermediate Tax-Free Bond Fund are designed to provide individual shareholders with current tax-exempt interest income. None of these Funds is intended to constitute a balanced investment program or is designed for investors seeking capital appreciation. Nor are these Funds designed for investors seeking maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Funds may not be suitable for tax-exempt institutions, retirement plans qualified under Section 401 of the Code, H.R.10 plans, and individual retirement accounts because such institutions, plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt, and such dividends would ultimately be taxable to the plan and account beneficiaries when distributed to them.


     A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax under Section 103(a) of the Code. Such dividends will not exceed, in the aggregate, the net interest a Fund receives during the taxable year from Municipal Securities and other securities exempt from the regular federal income tax. An exempt-interest dividend is any dividend or part thereof (other than a Capital Gain Dividend) paid by a Fund and properly designated as an exempt-interest dividend in a written notice mailed to shareholders after the close of the Fund's taxable year. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes, but may be taxable for federal alternative minimum tax purposes and for state and local purposes. For individual shareholders, exempt-interest dividends attributable to investments in certain "private activity" bonds issued after August 7, 1986 will be treated as tax preference items in computing the federal alternative minimum tax. Corporate shareholders will be required to include all exempt-interest dividends in determining their federal alternative minimum tax. The federal alternative minimum tax calculation for corporations is based, in part, on a corporation's earnings and profits for the year. A corporation must include all exempt-interest dividends in calculating its earnings and profits for the year.

     If a shareholder receives an exempt-interest dividend with respect to any Share and such Share is held by the shareholder for six months or less, any loss on the sale or exchange of such Share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of social security or railroad retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder. If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Funds may have on the federal taxation of your benefits.


     If a Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets. The policy of each of the California Tax-Free Money Market Fund, the California Intermediate Tax-Free Bond Fund and the National Intermediate Tax-Free Bond Fund is to pay each year as dividends substantially all of such Fund's Municipal Securities interest income net of certain deductions.


     Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry Shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is generally equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of Shares.

     In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users. A "substantial user" is defined under U.S. Treasury Regulations to include any non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.


     A Fund which is qualified to pay exempt-interest dividends will inform investors within 60 days following the end of the Fund's fiscal year of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution. Thus, a shareholder who holds Shares for only part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

     If a tax exempt Fund makes a distribution in excess of its net investment income and net realized capital gains, if any, in any taxable year, the excess distribution will be treated as ordinary dividend income (not eligible for tax-exempt treatment) to the extent of the Fund's current and accumulated "earnings and profits" (including earnings and profits arising from tax-exempt income, and also specifically including the amount of any non-deductible expenses arising in connection with such tax-exempt income).

     Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains regardless of the length of time Fund Shares are held by the shareholder. (See "Distributions" above)

     If a Fund purchases tax-exempt securities at a discount, some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

     Depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities. Shareholders are advised to consult their tax advisers about state and local tax matters. For a summary of certain California tax considerations affecting the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund, see "California Taxation" below.

     As indicated in their Prospectuses, the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund may acquire rights regarding specified portfolio securities under puts. See "INVESTMENT OBJECTIVES AND POLICIES Additional Information on Portfolio Instruments - Puts" in this Statement of Additional Information. The policy of each Fund is to limit its acquisition of puts to those under which the Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on such Municipal Securities will be tax-exempt to the Fund. There is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences that may result from the acquisition of many of the types of puts that the California Tax-Free Money Market Fund or the California Intermediate Tax-Free Bond Fund could acquire under the 1940 Act. Therefore, although they will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the relevant Fund.

     CALIFORNIA TAXATION. Under existing California law, if the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund continue to qualify for the special federal income tax treatment afforded regulated investment companies and if at the end of each quarter of each such Fund's taxable year at least 50% of the value of that Fund's assets consists of obligations that, if held by an individual, would pay interest exempt from California taxation ("California Exempt-Interest Securities"), shareholders of that Fund will be able to exclude from income, for California personal income tax purposes, "California exempt-interest dividends" received from that Fund during that taxable year. A "California exempt-interest dividend" is any dividend or portion thereof of the California Tax-Free Money Market Fund or the California Intermediate Tax-Free Bond Fund not exceeding the amount of interest received by the fund that would be tax-exempt interest if such obligations were held by an individual less the amount that would be considered non-deductible expenses related to such interest and so designated by written notice to shareholders within 60 days after the close of that taxable year. California has an alternative minimum tax similar to the federal alternative minimum tax. However, the California alternative minimum tax does not include interest from private activity municipal obligations as an item of tax preference.

     Distributions, other than of "California exempt-interest dividends," by the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund to California residents will be subject to California personal income taxation. Gains realized by California residents from a redemption or sale of Shares of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund will also be subject to California personal income taxation. In general, California nonresidents will not be subject to California personal income taxation on distributions by, or on gains from the redemption or sale of, Shares of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund unless those Shares have acquired a California "business situs" or a nonresident buys or sells such Shares with California brokers with such regularity as to constitute doing business in California. (Such California nonresidents may, however, be subject to other state or local income taxes on such distributions or gains, depending on their residence). Short-term capital losses realized by shareholders from a redemption of Shares of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund within six months from the date of their purchase will not be allowed for California personal income tax purposes to the extent of any tax-exempt dividends received with respect to such Shares during such period. No deduction will be allowed for California personal income tax purposes for interest on indebtedness incurred or continued in order to purchase or carry Shares of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund for any taxable year of a shareholder during which the Fund distributes "California exempt-interest dividends."


     A statement setting forth the amount of "California exempt-interest dividends" distributed during each calendar year will be sent to shareholders annually.

     The foregoing is only a summary of some of the important California personal income tax considerations generally affecting the shareholders of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund. This summary does not describe the California tax treatment of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund. In addition, no attempt has been made to present a detailed explanation of the California personal income tax treatment of the Fund's shareholders. Accordingly, this discussion is not intended as a substitute for careful planning. Further, "California exempt-interest dividends" are excludable from income for California personal income tax purposes only. Any dividends paid to shareholders subject to California corporate franchise tax will be taxed as ordinary dividends to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California personal income tax. Accordingly, potential investors in the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their tax advisers with respect to the application of such taxes to the receipt of Fund dividends and as to their own California tax situation, in general.

ADDITIONAL TAX INFORMATION CONCERNING THE ASSET ALLOCATION PORTFOLIOS

     Because the Asset Allocation Portfolios invest all or a portion of their assets in Shares of underlying funds, their distributable income and gains will normally consist, at least in part, of distributions from underlying funds and gains and losses on the disposition of Shares of underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, an Asset Allocation Portfolio will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains realized by another underlying fund in which it invests) until it disposes of Shares of the underlying fund or those losses reduce distributions required to be made by the underlying fund. Moreover, even when an Asset Allocation Portfolio does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction would be. In particular, an Asset Allocation Portfolio will not be able to offset any capital losses from its dispositions of underlying fund Shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund).


In addition, in certain circumstances, the "wash sale" rules under Section 1091 of the Code may apply to an Asset Allocation Portfolio's sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the Asset Allocation Portfolio at a loss and the Asset Allocation Portfolio acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Asset Allocation Portfolio's hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time. In addition to the wash-sale rules, certain related-party transaction rules may cause any losses generated by an Asset Allocation Portfolio on the sale of an underlying fund's shares to be deferred (or, in some cases, permanently disallowed) if the Asset Allocation Portfolio and the underlying fund are part of the same "controlled group" (as defined in Section 267(f) of the Code) at the time the loss is recognized. For instance, for these purposes, the Asset Allocation Portfolio and an underlying fund will be part of the same controlled group if the Asset Allocation Portfolio owns more than 50% of the total outstanding voting securities of the underlying fund.


     As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that an Asset Allocation Portfolio will be required to distribute to shareholders may be greater than such amounts would have been had the Asset

Allocation Portfolio invested directly in the securities held by the underlying funds, rather than investing in Shares of the underlying funds. For similar reasons, the character of distributions from an Asset Allocation Portfolio (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Asset Allocation Portfolio invested directly in the securities held by the underlying funds. The use of a fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.


     REDEMPTION OF UNDERLYING FUND SHARES. Depending on an Asset Allocation Portfolio's percentage ownership in an underlying fund both before and after a redemption of shares of the underlying fund, the Asset Allocation Portfolio's redemption of Shares of such underlying fund may cause the fund to be treated as receiving a dividend on the full amount of the distribution instead of as receiving capital gain income on the amount by which the distribution exceeds the tax basis of the Asset Allocation Portfolio in the shares of the underlying fund. This would be the case where the Asset Allocation Portfolio holds a significant interest in an underlying fund and redeems only a small portion of such interest. Such a distribution may be treated as qualified dividend income and thus eligible to be taxed at the rates applicable to long-term capital gain. However, dividends of an Asset Allocation Portfolio may not be eligible for treatment as qualified dividend income unless the holding period and other requirements for such treatment are met by both the Asset Allocation Portfolio and the underlying funds, as well as by the shareholder. If qualified dividend income treatment is not available, the distribution may be taxed at ordinary income rates. This could cause shareholders of the Asset Allocation Portfolio to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying funds directly.


     Although each Asset Allocation Portfolio may itself be entitled to a deduction for foreign taxes paid by an underlying fund in which such Asset Allocation Portfolio invests, it will not be able to pass any such credit or deduction through to its own shareholders.


     The fact that an Asset Allocation Portfolio achieves its investment objectives by investing in underlying funds generally will not adversely affect the Asset Allocation Portfolio's ability to pass on to foreign shareholders benefit (if pending legislation discussed above is passed and such benefit is available) of the interest-related dividends and short-term capital gain dividends that it receives from its investments in the underlying funds, except possibly to the extent that (1) interest-related dividends received by the Asset Allocation Portfolio are offset by deductions allocable to the Asset Allocation Portfolio's qualified interest income or (2) short-term capital gain dividends received by the Asset Allocation Portfolio are offset by the Asset Allocation Portfolio's net short- or long-term capital losses, in which case the amount of a distribution from the Asset Allocation Portfolio to a foreign shareholder that is properly designated as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds.

     The foregoing is only a general description of the federal tax consequences of a fund-of-funds structure. Accordingly, prospective purchasers of Shares of an Asset Allocation Portfolio are urged to consult their tax advisers with specific reference to their own tax situation, including the potential application of state, local and foreign taxes.

                          MANAGEMENT OF HIGHMARK FUNDS

TRUSTEES AND OFFICERS

     Information pertaining to the trustees and officers of HighMark Funds is set forth below. The members of the Board of Trustees are elected by HighMark Funds' shareholders and have overall responsibility for the management of the Funds. The Trustees, in turn, elect the officers of HighMark Funds to supervise actively its day-to-day operations. Trustees who are not deemed to be "interested persons" of HighMark Funds as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of HighMark Funds are referred to as "Interested Board Members." Currently, HighMark Funds has six Independent Trustees and one Interested Board Member. The Board of Trustees met 7 times during the last fiscal year.

     STANDING COMMITTEES. There are two standing committees of the Board of Trustees, an Audit Committee and a Governance Committee. The functions of the Audit Committee are: (a) to oversee HighMark Funds' accounting and financial reporting policies and practices; (b) to oversee the quality and objectivity of HighMark Funds' financial statements and the independent registered public accounting firm therefor; and (c) to act as a liaison between HighMark Funds' independent registered public accounting firm and the full Board of Trustees. The members of the Audit Committee are David Goldfarb (Chair), Thomas Braje, Evelyn Dilsaver and David Benkert (Ex Officio). The Audit Committee met 4 times during the last fiscal year. The functions of the Governance Committee are: (a) to identify candidates to fill vacancies on the Board of Trustees; and (b) to review and make recommendations to the Board of Trustees regarding certain matters relating to the operation of the Board of Trustees and its committees, including Board size, composition and chairmanship; policies regarding Trustee independence, ownership of Fund shares, compensation and retirement; and the structure, responsibilities, membership and chairmanship of Board committees. The members of the Governance Committee are Robert Whitler (Chair), Michael Noel, Earle Malm and David Benkert (Ex Officio). The Governance Committee met 4 times during the last fiscal year. The Governance Committee does not currently have procedures in place for the consideration of nominees recommended by shareholders.

     The following table sets forth certain information concerning each Board member and executive officer of HighMark Funds.

                                                 TERM OF                                            NUMBER OF
                                                OFFICE AND                                        PORTFOLIOS IN         OTHER
                             POSITION(S)HELD    LENGTH OF                                        HIGHMARK FUNDS     DIRECTORSHIPS
                              WITH HIGHMARK        TIME          PRINCIPAL OCCUPATION(S)        COMPLEX OVERSEEN    HELD BY BOARD
 NAME, ADDRESS,(1) AND AGE        FUNDS         SERVED(2)          DURING PAST 5 YEARS         BY BOARD MEMBER(3)     MEMBER(4)
--------------------------   ---------------   -----------   -------------------------------   ------------------   -------------
INDEPENDENT TRUSTEES

DAVID BENKERT                Trustee,             Since      From April 1, 1992 to present,            24                None
Age: 51                      Chairman             03/04      Principal, Navigant Consulting,
                                                             Inc. (Financial Consulting -
                                                             Healthcare).

THOMAS L. BRAJE              Trustee, Vice        Since      Prior to retirement in October            24                None
Age: 65                      Chairman             06/87      1996, Vice President and Chief
                                                             Financial Officer of Bio Rad
                                                             Laboratories, Inc.

EVELYN DILSAVER*             Trustee              Since      Formerly Executive Vice                   24             Longs Drug
Age: 53                                           01/08      President for The Charles                               Corporation
                                                             Schwab Corporation, and                                    (LDG);
                                                             President and Chief Executive                           Aeropostale,
                                                             Officer of Charles Schwab                                Inc. (ARO)
                                                             Investment Management. Prior to
                                                             July 2004, Senior Vice
                                                             President, Asset Management
                                                             Products and Services. Prior to
                                                             July 2003, Executive Vice
                                                             President - Chief Financial
                                                             Officer and Chief
                                                             Administrative Officer for U.S.
                                                             Trust Company, a subsidiary of
                                                             The Charles Schwab Corporation.

DAVID A. GOLDFARB            Trustee              Since      Partner, Goldfarb & Simens,               24                None
Age: 66                                           06/87      Certified Public Accountants.

                                                 TERM OF                                            NUMBER OF
                                                OFFICE AND                                        PORTFOLIOS IN         OTHER
                             POSITION(S)HELD    LENGTH OF                                        HIGHMARK FUNDS     DIRECTORSHIPS
                              WITH HIGHMARK        TIME          PRINCIPAL OCCUPATION(S)        COMPLEX OVERSEEN    HELD BY BOARD
 NAME, ADDRESS,(1) AND AGE        FUNDS         SERVED(2)          DURING PAST 5 YEARS         BY BOARD MEMBER(3)     MEMBER(4)
--------------------------   ---------------   -----------   -------------------------------   ------------------   -------------
MICHAEL L. NOEL              Trustee              Since      President, Noel Consulting                24            Avista Corp.
Age: 67                                           12/98      Company since 1998. Member,                                (AVA)
                                                             Saber Partners (financial
                                                             advisory firm) since 2002.
                                                             Member, Board of Directors,
                                                             Avista Corp. (utility company),
                                                             since January 2004. Member,
                                                             Board of Directors, SCAN Health
                                                             Plan, since 1997. From April
                                                             1997 to December 1998, Member
                                                             of HighMark Funds Advisory
                                                             Board.

ROBERT M. WHITLER            Trustee              Since      From April 1997 to April 2002,           24                 None
Age: 70                                           12/98      Director, Current Income
                                                             Shares, Inc. (closed-end
                                                             investment company). From April
                                                             1997 to December 1998, Member
                                                             of HighMark Funds Advisory
                                                             Board. Prior to retirement in
                                                             1996, Executive Vice President
                                                             and Chief Trust Officer of
                                                             Union Bank of California, N.A.

INTERESTED BOARD MEMBERS AND OFFICERS

EARLE A. MALM II**           Trustee;          Since 12/05   President, Chief Executive               24                 N/A
350 California Street        President         (President)   Officer and Director of the
San Francisco, CA 94104                           Since      Adviser since October 2002.
Age: 59                                           01/08      Chairman of the Board of the
                                                (Trustee)    Adviser since February 2005

COLLEEN CUMMINGS             Controller and       Since      Vice President and Director,              N/A               N/A
4400 Computer Drive          Chief Financial      12/07      Client Services Administration,
Westborough, MA 01581        Officer                         PNC Global Investment Servicing
Age: 37                                                      (U.S.) Inc. since 2004. Senior
                                                             Manager, Fund Administration,
                                                             PNC Global Investment Servicing
                                                             (U.S.) Inc. from 1998 to 2004.

                                                 TERM OF                                            NUMBER OF
                                                OFFICE AND                                        PORTFOLIOS IN         OTHER
                             POSITION(S)HELD    LENGTH OF                                        HIGHMARK FUNDS     DIRECTORSHIPS
                              WITH HIGHMARK        TIME          PRINCIPAL OCCUPATION(S)        COMPLEX OVERSEEN    HELD BY BOARD
 NAME, ADDRESS,(1) AND AGE        FUNDS         SERVED(2)          DURING PAST 5 YEARS         BY BOARD MEMBER(3)     MEMBER(4)
--------------------------   ---------------   -----------   -------------------------------   ------------------   -------------
PAMELA O'DONNELL             Treasurer         Since 12/05   Vice President and Director of            N/A               N/A
350 California Street                                        Mutual Funds Administration of
San Francisco, CA 94104                                      the Adviser since 2005. Vice
Age: 44                                                      President of Operations and
                                                             Client Service of the Adviser
                                                             from 2003 to 2005. Vice
                                                             President of Finance and
                                                             Administration of MiFund, Inc.
                                                             from March 2000 to May 2002.

CATHERINE M. VACCA           Chief             Since 09/04   Senior Vice President and Chief           N/A               N/A
350 California Street San    Compliance                      Compliance Officer of the
Francisco, CA 94104          Officer                         Adviser since July 2004. From
Age: 51                                                      December 2002 to July 2004,
                                                             Vice President and Chief
                                                             Compliance Officer, Wells Fargo
                                                             Funds Management, LLC. From
                                                             November 2000 to February 2002,
                                                             Vice President and Head of Fund
                                                             Administration, Charles Schwab
                                                             & Co., Inc.

DAVID JAMES                  Secretary         Since 12/07   Vice President and Counsel of             N/A               N/A
99 High Street, 27th Floor                                   PNC Global Investment Servicing
Boston, MA 02110                                             (U.S.) Inc., since June 2006.
Age: 38                                                      Counsel and Assistant Vice
                                                             President at State Street Bank
                                                             and Trust Company from June
                                                             2000 through December 2004.
                                                             Retired during 2005.

R. GREGORY KNOPF             Vice President    Since 09/04   Managing Director of the                  N/A               N/A
445 S. Figueroa Street       and Assistant                   Adviser since 1998.
Suite #306                   Secretary
Los Angeles, CA 90071
Age: 58

                                                 TERM OF                                            NUMBER OF
                                                OFFICE AND                                        PORTFOLIOS IN         OTHER
                             POSITION(S)HELD    LENGTH OF                                        HIGHMARK FUNDS     DIRECTORSHIPS
                              WITH HIGHMARK        TIME          PRINCIPAL OCCUPATION(S)        COMPLEX OVERSEEN    HELD BY BOARD
 NAME, ADDRESS,(1) AND AGE        FUNDS         SERVED(2)          DURING PAST 5 YEARS         BY BOARD MEMBER(3)     MEMBER(4)
--------------------------   ---------------   -----------   -------------------------------   ------------------   -------------
CAROL GOULD                  Vice President    Since 09/08   Assistant Vice President and              N/A               N/A
99 High Street, 27th Floor   and Assistant                   Manager of PNC Global
Boston, MA 02110             Secretary                       Investment Servicing (U.S.)
Age: 47                                                      Inc. since November 2004.
                                                             Self-employed consultant from
                                                             September 2002 to November
                                                             2004.


(1) Each Trustee may be contacted by writing to the Trustee c/o HighMark Funds, 350 California Street, Suite 1600, San Francisco, CA 94104.

(2) Each Trustee shall hold office during the lifetime of HighMark Funds until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with HighMark Funds' Declaration of Trust.

     The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with HighMark Funds' Amended and Restated Code of Regulations.

(3) The "HighMark Funds Complex" consists of all registered investment companies for which HighMark Capital Management, Inc. serves as investment adviser.


(4) Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


*    Evelyn Dilsaver joined the Board of Trustees on January 1, 2008.

** Earle Malm joined the Board of Trustees on January 1, 2008 and is an "interested person" under the 1940 Act by virtue of his position with HighMark Capital Management, Inc.


     The following table discloses the dollar range of equity securities beneficially owned by each Trustee (i) in each Fund and (ii) on an aggregate basis in any registered investment companies overseen by the Trustee within the same family of investment companies as HighMark Funds as of December 31, 2007.

                                                                                               AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                                 SECURITIES IN ALL REGISTERED
                                                                            DOLLAR RANGE OF    INVESTMENT COMPANIES OVERSEEN BY
                                                                           EQUITY SECURITIES           TRUSTEE IN FAMILY
NAME OF TRUSTEE(1)                                                            IN THE FUNDS          OF INVESTMENT COMPANIES
------------------                                                         -----------------   --------------------------------
David Benkert        HighMark Large Cap Growth Fund                             $_____                $10,0001 - $50,000
                     HighMark Large Cap Value Fund                              $_____
                     HighMark Small Cap Value Fund                              $_____
                     HighMark Value Momentum Fund                               $_____
                     HighMark Capital Growth Allocation Fund                    $_____

Thomas L. Braje      HighMark Small Cap Value Fund                              $_____                    $>100,000*
                     HighMark California Intermediate Tax-Free Bond Fund        $_____

Evelyn Dilsaver(2)   --                                                                                      None

David A. Goldfarb    HighMark Balanced Fund                                     $_____                    $>100,000*(3)
                     HighMark Core Equity Fund                                  $_____
                     HighMark International Opportunities Fund                  $_____
                     HighMark Large Cap Growth Fund                             $_____
                     HighMark Large Cap Value Fund                              $_____
                     HighMark Small Cap Value Fund                              $_____
                     HighMark Value Momentum Fund                               $_____
                     HighMark Capital Growth Allocation Fund                    $_____
                     HighMark Diversified Money Market Fund                     $_____

Earle A. Malm II     HighMark Value Momentum Fund                               $_____                    $>100,000*
                     HighMark Diversified Money Market Fund                     $_____

Michael L. Noel      HighMark Large Cap Value Fund                              $_____                    $>100,000(3)
                     HighMark Small Cap Value Fund                              $_____
                     HighMark Capital Growth Allocation Fund                    $_____
                     HighMark Diversified Money Market Fund                     $_____

Robert M. Whitler    HighMark Large Cap Growth Fund                             $_____                    $>100,000(3)
                     HighMark Large Cap Value Fund                              $_____
                     HighMark Small Cap Value Fund                              $_____
                     HighMark Value Momentum Fund                               $_____
                     HighMark Growth & Income Allocation Fund                   $_____
                     HighMark Capital Growth Allocation Fund                    $_____
                     HighMark Diversified Money Market Fund                     $_____

*    denotes greater than

(1) Does not include Joseph J. Jaeger, who retired from the Board of Trustees on January 1, 2008.

(2) Evelyn Dilsaver joined the Board of Trustees on January 1, 2008 and did not beneficially own any equity securities in any HighMark Fund or any registered investment companies within the same family of investment companies as HighMark Funds as of December 31, 2007.

(3) Separate from the amounts disclosed in the table, pursuant to the deferred payment arrangements described below, as of December 31, 2007, the market value of fees deferred by Mr. Goldfarb invested in HighMark Bond Fund and HighMark Growth & Income Allocation Fund totaled approximately $57,000; the market value of fees deferred by Mr. Noel invested in HighMark Capital Growth Allocation Fund totaled approximately $98,000 and the market value of fees deferred by Mr. Whitler invested in HighMark Core Equity Fund, HighMark Capital Growth Allocation Fund and HighMark Growth & Income Allocation Fund totaled approximately $129,000.

     As of December 31, 2007, none of the Independent Trustees or their immediate family members beneficially owned any securities in any investment adviser or principal underwriter of HighMark Funds, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of HighMark Funds. Mr. Goldfarb has an unsecured line of credit with Union Bank of California, N.A. ("UBOC") the parent company of the Funds' investment adviser, HCM, with a limit of $100,000 and an interest rate of 1% over the prime rate. As of December 31, 2007, the amount outstanding was approximately $60,000. The largest amount outstanding at any time during the two most recently completed calendar years was approximately $60,000. Goldfarb & Simens, an accounting firm of which Mr. Goldfarb is a partner, has an unsecured line of credit with UBOC with a limit of $600,000 and an interest rate of 1% over the prime rate. The line of credit was obtained in 1987 and the largest amount outstanding at any time was $575,000. As of December 31, 2007, the amount outstanding was approximately $450,000. Mr. Whitler is paid an annual stipend from a deferred compensation plan that he elected to participate in while an employee of UBOC prior to his retirement in 1996. As of December 31, 2007, the amount outstanding in the deferred compensation account was approximately $231,600. Mr. Whitler received payments from the deferred compensation account totaling approximately $73,790, $74,088 and $72,859 for the years ended December 31, 2008, 2007 and 2006, respectively. Mr. Whitler expects to receive annual payments from the account of approximately $62,000 for 2009, $61,000 for 2010 and $47,000 for 2011.

     The Trustees of HighMark Funds receive quarterly retainer fees and fees and expenses for each meeting of the Board of Trustees attended. No employee, officer or stockholder of HCM, PNC Global Investment Servicing (U.S.) Inc. ("PNC") and/or PFPC Distributors Inc. ("PFPC") other than the Trust's Chief Compliance Officer, receives any compensation directly from HighMark Funds for serving as a Trustee and/or officer. HCM, PNC and PFPC receive administration, sub-administration, shareholder servicing and/or distribution fees directly or indirectly from each of the Funds. See "Administrator and Sub-Administrator" and "Distributor" below.


     The following table lists the officers of HighMark Funds who hold positions with affiliated persons or the principal underwriter of HighMark Funds:


NAME                POSITION HELD WITH AFFILIATED PERSON OR PRINCIPAL UNDERWRITER
----                -------------------------------------------------------------
Earle A. Malm II    HighMark Capital Management, Member of the Board of Directors,
                    Chairman of the Board, President and Chief Executive Officer
Pamela O'Donnell    HighMark Capital Management, Vice President and Director of
                    Mutual Funds Administration
Catherine Vacca     HighMark Capital Management, Senior Vice President, Chief
                    Compliance Officer and Assistant Secretary
Colleen Cummings    PNC Global Investment Servicing (U.S.) Inc., Vice President
                    and Director, Client Service Administration
David James         PNC Global Investment Servicing (U.S.) Inc., Vice President
                    and Counsel
R. Gregory Knopf    HighMark Capital Management, Senior Vice President and
                    Managing Director
Carol Gould         PNC Global Investment Servicing (U.S.) Inc., Assistant Vice
                    President and Manager

     During the fiscal year ended July 31, 2008, fees paid (or deferred in lieu of current payment) to the Independent Trustees for their services as Trustees aggregated $367,125. This amount includes $32,375 in fees paid to Joseph C. Jaeger, who retired from the Board of Trustees on December 31, 2007. Earle Malm, as an Interested Board Member, is not paid compensation by HighMark Funds. The following table sets forth information concerning amounts paid and retirement benefits accrued during the fiscal year ended July 31, 2008:

                                                 PENSION OR
                                AGGREGATE        RETIREMENT                         TOTAL COMPENSATION
                              COMPENSATION    BENEFITS ACCRUED   ESTIMATED ANNUAL        FROM FUND
          NAME AND            FROM HIGHMARK    AS PART OF FUND     BENEFITS UPON      COMPLEX PAID TO
        POSITION(1)              FUNDS(2)         EXPENSES          RETIREMENT      TRUSTEE OR OFFICER
        -----------           -------------   ----------------   ----------------   ------------------
David Benkert, Trustee         $ 62,250             None               None             $ 62,250
Thomas L. Braje, Trustee       $ 59,000             None               None             $ 59,000
Evelyn Dilsaver, Trustee(3)    $ 36,500             None               None             $ 36,500
David A. Goldfarb, Trustee     $ 62,500             None               None             $ 62,500
Michael L. Noel, Trustee       $ 56,000             None               None             $ 56,000
Robert M. Whitler, Trustee     $ 58,500             None               None             $ 58,500
Catherine Vacca, Chief
   Compliance Officer          $180,848(4)          None               None             $180,848(4)

----------
(1) Does not include Joseph J. Jaeger, who retired from the Board of Trustees on December 31, 2007.

(2) David A. Goldfarb, Michael L. Noel and Robert M. Whitler deferred receipt of $22,000, $35,000 and $38,025, respectively, of such compensation pursuant to the fee deferral arrangements described below.

(3)  Evelyn Dilsaver joined the Board of Trustees on January 1, 2008.

(4) Reflects only the portion of Ms. Vacca's compensation and benefits reimbursed by HighMark Funds to HighMark Capital Management, Inc.


     HighMark Funds provides no pension or retirement benefits to the Trustees but has adopted a deferred payment arrangement under which each Trustee who is to receive fees from HighMark Funds may elect not to receive such fees on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in one or more of the Funds on the normal payment date for such fees. For a summary of the Funds chosen by the Trustees electing to defer payment, please see the first footnote to the table above describing the dollar range of equity securities in the Funds owned by each Trustee.

CODES OF ETHICS


     HighMark Funds, HCM, Aronson+Johnson+Ortiz, L.P., Bailard, Inc., LSV Asset Management and PFPC have each adopted a code of ethics ("Codes of Ethics") pursuant to Rule 17j-1 of the 1940 Act, and these Codes of Ethics permit personnel covered by the Codes of Ethics to invest in securities, including securities that may be purchased or held by each Fund, subject to certain restrictions.


INVESTMENT ADVISER


     Investment advisory and management services are provided to each of the Funds by HCM, pursuant to an investment advisory agreement between the Adviser and HighMark Funds dated September 1, 1998 (the "Investment Advisory Agreement"). The Adviser is a subsidiary of UBOC, a subsidiary of UnionBanCal Corporation. The Adviser is a California corporation registered under the Investment Advisers Act of 1940. UBOC serves as custodian for each of the Funds. See "Transfer Agent, Custodian and Fund Accounting Services" below. HCM also serves as administrator to each of the Funds. See "Administrator and Sub-Administrator" below.

     Unless sooner terminated, the Investment Advisory Agreement will continue in effect as to each particular Fund from year to year if such continuance is approved at least annually by

HighMark Funds' Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined above under "INVESTMENT RESTRICTIONS - Voting Information"), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Adviser. The Investment Advisory Agreement terminates automatically in the event of any assignment, as defined in the 1940 Act.


     Depending on the size of the Fund, fees payable under the Investment Advisory Agreement may be higher than the advisory fee paid by most mutual funds, although the Board of Trustees believes it will be comparable to advisory fees paid by many funds having similar objectives and policies. The Adviser may from time to time agree to voluntarily reduce its advisory fee, however, it is not currently doing so for each Fund. While there can be no assurance that the Adviser will choose to make such an agreement, any voluntary reductions in the Adviser's advisory fee will lower the Fund's expenses, and thus increase the Fund's yield and total return, during the period such voluntary reductions are in effect.

     The Investment Advisory Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by HighMark Funds in connection with the Adviser's services under the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

     For the services provided and expenses assumed by the Adviser pursuant to the Investment Advisory Agreement, the Adviser is entitled to receive fees from each Fund as described in that Fund's Prospectus.


     For the fiscal years ended July 31, 2008, July 31, 2007 and July 31, 2006, the Adviser received the following investment advisory fees:

                                                                         FISCAL YEAR ENDED
                                             -------------------------------------------------------------------------
                                                 JULY 31, 2008            JULY 31, 2007             JULY 31, 2006
                                             ---------------------   -----------------------   -----------------------
                                                        ADDITIONAL                ADDITIONAL                ADDITIONAL
                                             NET FEES     AMOUNT      NET FEES      AMOUNT      NET FEES      AMOUNT
FUND*                                          PAID       WAIVED        PAID        WAIVED        PAID        WAIVED
-----                                        --------   ----------   ----------   ----------   ----------   ----------
Balanced Fund                                 $_____      $_____     $  261,833    $ 19,587    $  331,514    $ 11,639
Cognitive Value Fund                                          --        809,422          --       229,608          --
Core Equity Fund                                                        812,191       6,095       664,948       9,640
Enhanced Growth Fund                                                    990,894       1,037       315,397          --
Fundamental Equity Fund                                                      --          --            --          --
International Opportunities Fund                                      2,671,651       9,953       659,877          --
Large Cap Growth Fund                                                   796,899       6,987       832,555      37,802
Large Cap Value Fund                                                  2,008,661     175,661     1,511,889       4,970
Small Cap Advantage Fund                                                 87,555       8,631            --          --
Small Cap Value Fund                                                  2,947,579      10,190     2,459,712      43,455
Value Momentum Fund                                                   3,010,255       8,499     2,824,882       2,166
Bond Fund                                                             1,914,438      97,373     2,201,420      73,853
Short Term Bond Fund                                                    180,617       9,443       122,666      10,904
California Intermediate Tax-Free Bond Fund                              295,607     350,651       384,518     371,671

National Intermediate Tax-Free Bond Fund                                  3,999     370,869        27,561     399,555
100% U.S. Treasury Money Market Fund                                  2,101,223     145,469     2,582,475      32,781
California Tax-Free Money Market Fund                                 1,282,638     433,981     1,237,969     253,953
Diversified Money Market Fund                                         8,083,383     577,065     9,444,477     261,487
Treasury Plus Money Market Fund                                              --          --            --          --
U.S. Government Money Market Fund                                     1,569,198     161,636     1,561,065      45,734
Income Plus Allocation Fund                                               6,903       9,126        14,689      14,008
Growth & Income Allocation Fund                                          34,322      86,340        83,511      78,480
Capital Growth Allocation Fund                                           48,422      86,032        93,534      87,525
Diversified Equity Allocation Fund                                       46,265      51,986            --          --

* Each of the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund commenced investment operations on April 3, 2006, after the end of HighMark Funds' fiscal year ended July 31, 2005. The Diversified Equity Allocation Fund commenced investment operations on November 15, 2006 and the Small Cap Advantage Fund commenced operations on March 1, 2007, each after the end of HighMark Funds' fiscal year ended July 31, 2006. The Fundamental Equity Fund commenced investment operations on August 5, 2008, and the Treasury Plus Money Market Fund commenced investment operations on August 14, 2008, each after the end of HighMark Funds' fiscal year ended July 31, 2008.


SUB-ADVISERS


     LARGE CAP GROWTH FUND. For HighMark Funds' fiscal years ended July 31, 2006, Waddell & Reed Investment Management Company ("WRIMCO") provided investment advisory services to the Large Cap Growth Fund under a sub-advisory agreement effective October 1, 2001, and the Adviser paid WRIMCO under WRIMCO's sub-advisory agreement annual fees of $435,201 for that year. For the fiscal year ended July 31, 2007, WRIMCO was the sub-adviser from August 1, 2006 through December 28, 2006, and the Adviser paid WRIMCO under WRIMCO's sub-advisory agreement fees of $281,484.

     LARGE CAP VALUE FUND. Pursuant to a sub-advisory agreement effective March 31, 2003 between the Adviser and Aronson+Johnson+Ortiz, L.P. ("AJO"), AJO provides investment advisory services to the Large Cap Value Fund. Under its sub-advisory agreement, AJO is entitled to an annual fee, paid monthly, of 0.30% of the average daily net assets of the Fund. Such fee is paid by the Adviser, and AJO receives no fees directly from the Large Cap Value Fund. For HighMark Funds' fiscal years ended July 31, 2008, July 31, 2007 and July 31, 2006, the Adviser paid AJO under AJO's sub-advisory agreement $914,178, $978,114 and $753,870, respectively.


     SMALL CAP VALUE FUND. Pursuant to a sub-advisory agreement effective October 1, 2001, between the Adviser and LSV Asset Management ("LSV"), LSV provides investment advisory services to the Small Cap Value Fund. Under its sub-advisory agreement, LSV is entitled to an annual fee, paid monthly, based on the average daily net assets of the Fund allocated to LSV as follows:

                                                      RATE AS A PERCENTAGE
FUND ASSETS                                          OF AVERAGE NET ASSETS
-----------                                          ---------------------
Up to $50 million                                            0.65%
Over $50 million and not greater than $100 million           0.55%
Over $100 million                                            0.50%


     Such fee is paid by the Adviser, and LSV receives no fees directly from the Small Cap Value Fund. For HighMark Funds' fiscal years ended July 31, 2008, July 31, 2007 and July 31,

2006, the Adviser paid LSV under LSV's sub-advisory agreement $980,198, $1,578,899 and $1,351,613, respectively.


     SEI Funds, Inc., a minority general partner of LSV, is an affiliate of HighMark Funds' former sub-administrator, SEI Investments Global Funds Services, and former distributor, SEI Investments Distribution Co. No Trustee of HighMark Funds has owned any securities, or has had any material interest in, or a material interest in a material transaction with, LSV or its affiliates since the beginning of the Fund's most recent fiscal year. No officer or Trustee of HighMark Funds is an officer, employee, director, general partner or shareholder of LSV.

     COGNITIVE VALUE FUND, ENHANCED GROWTH FUND AND INTERNATIONAL OPPORTUNITIES FUND. Pursuant to sub-advisory agreements, effective as of April 3, 2006, between the Adviser and Bailard, Inc. ("Bailard"), Bailard provides investment advisory services to the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund. Under these sub-advisory agreements, Bailard is entitled to receive an amount equal to 50% of the total gross investment advisory fee for each of the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund. Under the sub-advisory agreement relating to HighMark Cognitive Value Fund, Bailard is entitled to an annual fee, paid monthly, based on the average daily net assets of the Fund as follows:

                                                       Rate as a Percentage
Fund Assets                                           of Average Net Assets
-----------                                           ---------------------
Up to $500 million                                           0.375%
Over $500                                                    0.350%

Under the sub-advisory agreement relating to HighMark Enhanced Growth Fund, Bailard is entitled to an annual fee, paid monthly, based on the average daily net assets of the Fund as follows:

                                                       Rate as a Percentage
Fund Assets                                           of Average Net Assets
-----------                                           ---------------------
Up to $500 million                                           0.375%
Over $500 million and not greater than $1 billion            0.350%
Over $1 billion                                              0.325%

Under the sub-advisory agreement relating to HighMark International Opportunities Fund, Bailard is entitled to an annual fee, paid monthly, based on the average daily net assets of the Fund as follows:

                                                       Rate as a Percentage
Fund Assets                                           of Average Net Assets
-----------                                           ---------------------
Up to $250 million                                           0.475%
Over $250 million and not greater than $500 million          0.450%
Over $500 million and not greater than $1 billion            0.425%
Over $1 billion                                              0.400%


     All such fees are paid by the Adviser, and Bailard receives no fees directly from the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund. For HighMark Funds' fiscal years ended July 31, 2008, July 31, 2007 and July 31, 2006, the Adviser paid Bailard under Bailard's sub-advisory agreement relating to the Cognitive Value

Fund $374,583, $404,767 and $116,847, respectively. For HighMark Funds' fiscal years ended July 31, 2008, July 31, 2007 and July 31, 2006, the Adviser paid Bailard under Bailard's sub-advisory agreement relating to the Enhanced Growth Fund $511,765, $496,012 and $160,495, respectively. For HighMark Funds' fiscal years ended July 31, 2008, July 31, 2007 and July 31, 2006, the Adviser paid Bailard under Bailard's sub-advisory agreement relating to the International Opportunities Fund $1,794,157, $1,341,128 and $335,394, respectively.


PORTFOLIO MANAGERS

     OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS


     The following table shows the number and assets of other investment accounts (or portions of investment accounts) that each Fund's portfolio managers managed as of July 31, 2008 as provided by the Adviser and the Sub-Advisers.

                            OTHER SEC-REGISTERED
                                  OPEN-END               OTHER POOLED
                            AND CLOSED-END FUNDS      INVESTMENT VEHICLES         OTHER ACCOUNTS
                          -----------------------   ----------------------   -----------------------
                          Number of    Assets (in   Number of   Assets (in   Number of    Assets (in
   PORTFOLIO MANAGER       accounts    thousands)    accounts   thousands)    accounts    thousands)
-----------------------   ---------   -----------   ---------   ----------   ---------   -----------
Theodore R. Aronson           14       3,860,380        17       3,293,820       58        9,303,460
Robert Bigelow (1)             1          70,100         0               0       11           31,529
Robert Bigelow (2)             1         123,037         0               0       11           31,529
Anthony Craddock               0               0         0               0        1              172
Stefani Cranston              14       3,860,380        17       3,293,820       58        9,303,460
Richard Earnest                0               0         2         136,337       23          923,236
David J. Goerz III (3)         6         261,462         0               0
David J. Goerz III (4)         6         189,621         0               0
David J. Goerz III (5)         6         282,716         0               0
David J. Goerz III (6)         6         233,214         0               0
David J. Goerz III (7)         6         230,129         0               0
David J. Goerz III (8)         6         286,236         0               0
David J. Goerz III (9)         6         264,025         0               0
Peter M. Hill                  0               0         0               0        3              725
Kevin M. Johnson              14       3,860,380        17       3,293,820       58        9,303,460
Stuart P. Kaye                14       3,860,380        17       3,293,820       58        9,303,460
Josef Lakonishok              29       7,732,194        31      11,740,320      493       42,254,135
Eric P. Leve                   0               0         0               0        6          132,808
Todd Lowenstein                0               0         2         136,337       22          922,851
Gregory Lugosi (10)            2          62,511         3         935,340       32          974,815
Gregory Lugosi (11)            2         388,846         3         935,340       32          974,815
Puneet Mansharamani           29       7,732,194        31      11,740,320      493       42,254,135
E. Jack Montgomery (3)         2         433,220         3         935,340       31          975,404
E. Jack Montgomery (10)        2          62,511         3         935,340       31          975,404
E. Jack Montgomery (11)        2         388,846         3         935,340       31          975,404
Gina Marie N. Moore           14       3,860,380        17       3,293,820       58        9,303,460
Raymond Mow (1)                2       1,238,925         0               0        7              535
Raymond Mow (2)                2       1,291,862         0               0        7              535
Thomas J. Mudge                0               0         0               0       21            2,961
Martha E Ortiz                14       3,860,380        17       3,293,820       58        9,303,460
Richard Rocke(4)               1          27,209         0               0        6           27,820
Richard Rocke(9)               1         101,612         0               0        6           27,820
George Rokas (3) (12)          1         107,790         0               0        6           47,988
George Rokas (12) (13)         1          20,254         0               0        6           47,988
George Y. Sokoloff             0               0         1           8,757        0                0
Keith Stribling                0               0         2         136,337       17          916,708
Sonya Thadhani                 0               0         1          29,440        4          387,864
Menno Vermeulen               29       7,732,194        31      11,740,320      493       42,254,135
Kenneth Wemer (3) (12)         1         107,790         0               0       12           48,923
Kenneth Wemer (12) (13)        1          20,254         0               0       12           48,923
R. Brian Wenzinger            14       3,860,380        17       3,293,820       58        9,303,460


(1) "Other SEC-registered open-end and closed-end funds" represents funds other than HighMark California Intermediate Tax-Free Bond Fund.

(2) "Other SEC-registered open-end and closed-end funds" represents funds other than HighMark National Intermediate Tax-Free Bond Fund.

(3) "Other SEC-registered open-end and closed-end funds" represents funds other than HighMark Balanced Fund.

(4) "Other SEC-registered open-end and closed-end funds" represents funds other than HighMark Core Equity Fund.

(5) "Other SEC-registered open-end and closed-end funds" represents funds other than HighMark Income Plus Allocation Fund.

(6) "Other SEC-registered open-end and closed-end funds" represents funds other than HighMark Growth & Income Allocation Fund.

(7) "Other SEC-registered open-end and closed-end funds" represents funds other than HighMark Capital Growth Allocation Fund.

(8) "Other SEC-registered open-end and closed-end funds" represents funds other than HighMark Diversified Equity Allocation Fund.

(9) "Other SEC-registered open-end and closed-end funds" represents funds other than HighMark Small Cap Advantage Fund.

(10) "Other SEC-registered open-end and closed-end funds" represents funds other than HighMark Bond Fund.

(11) "Other SEC-registered open-end and closed-end funds" represents funds other than HighMark Short Term Bond Fund.


(12) "Other SEC-registered open-end and closed-end funds" represents funds other than HighMark Fundamental Equity Fund, which had not yet commenced operations as of July 31, 2008.


(13) "Other SEC-registered open-end and closed-end funds" represents funds other than HighMark Large Cap Growth Fund.

       ACCOUNTS AND ASSETS FOR WHICH ADVISORY FEE IS BASED ON PERFORMANCE


                            OTHER SEC-REGISTERED
                                  OPEN-END               OTHER POOLED
                            AND CLOSED-END FUNDS      INVESTMENT VEHICLES         OTHER ACCOUNTS
                          -----------------------   ----------------------   -----------------------
                          Number of    Assets (in   Number of   Assets (in   Number of    Assets (in
  PORTFOLIO MANAGER*       accounts    thousands)    accounts   thousands)    accounts    thousands)
-----------------------   ---------   -----------   ---------   ----------   ---------   -----------
Theodore R. Aronson           2          97,660         5         285,240        50       5,072,710
Stefani Cranston              2          97,660         5         285,240        50       5,072,710
Kevin M. Johnson              2          97,660         5         285,240        50       5,072,710
Stuart P. Kaye                2          97,660         5         285,240        50       5,072,710
Josef Lakonishok              0               0         0               0        25       3,348,571
Puneet Mansharamani           0               0         0               0        25       3,348,571
Gina Marie N. Moore           2          97,660         5         285,240        50       5,072,710
Martha E Ortiz                2          97,660         5         285,240        50       5,072,710
George Y. Sokoloff            0               0         1           8,757         0               0
Sonya Thadhani                0               0         1          29,440         0               0
Menno Vermeulen               0               0         0               0        25       3,348,571
R. Brian Wenzinger            2          97,660         5         285,240        50       5,072,710


* Portfolio managers not listed do not manage accounts for which the advisory fee is based on performance.

     OWNERSHIP OF SECURITIES


     The table below shows the dollar ranges of shares of a Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above as of July 31, 2008:

                                                                              DOLLAR RANGE OF EQUITY
                                                                              SECURITIES IN THE FUND
  PORTFOLIO MANAGER                        FUNDS MANAGED                        BENEFICIALLY OWNED
---------------------   ---------------------------------------------------   ----------------------
Theodore R. Aronson                HighMark Large Cap Value Fund                       None
Robert Bigelow          HighMark California Intermediate Tax-Free Bond Fund            None
                         HighMark National Intermediate Tax-Free Bond Fund             None
Anthony Craddock             HighMark International Opportunities Fund          $50,001 - $100,000
Stefani Cranston                   HighMark Large Cap Value Fund                       None
Richard Earnest                     HighMark Value Momentum Fund               $500,001 - $1,000,000
David J. Goerz III                     HighMark Balanced Fund
                                     HighMark Core Equity Fund
                                 HighMark Small Cap Advantage Fund
                                HighMark Income Plus Allocation Fund
                              HighMark Growth & Income Allocation Fund
                              HighMark Capital Growth Allocation Fund
                            HighMark Diversified Equity Allocation Fund
Peter M. Hill                HighMark International Opportunities Fund          $100,001 - $500,000
Kevin M. Johnson                   HighMark Large Cap Value Fund                       None
Stuart P. Kaye                     HighMark Large Cap Value Fund                       None
Josef Lakonishok                   HighMark Small Cap Value Fund                       None
Eric P. Leve                 HighMark International Opportunities Fund          $100,001 - $500,000
Todd Lowenstein                     HighMark Value Momentum Fund                $100,001 - $500,000
Gregory Lugosi                           HighMark Bond Fund                            None
                                   HighMark Short Term Bond Fund                       None
Puneet Mansharamani                HighMark Small Cap Value Fund                       None
E. Jack Montgomery                       HighMark Bond Fund                            None
                                   HighMark Short Term Bond Fund                       None
                                       HighMark Balanced Fund                          None
Gina Marie N. Moore                HighMark Large Cap Value Fund                       None
Raymond Mow             HighMark California Intermediate Tax-Free Bond Fund            None
                         HighMark National Intermediate Tax-Free Bond Fund             None
Thomas J. Mudge                    HighMark Cognitive Value Fund                $100,001 - $500,000
   Martha E Ortiz                  HighMark Large Cap Value Fund                       None
   Richard Rocke                     HighMark Core Equity Fund                         None
                                 HighMark Small Cap Advantage Fund                     None
   George Rokas                        HighMark Balanced Fund                          None
                                   HighMark Large Cap Growth Fund                      None
                                  HighMark Fundamental Equity Fund                     None
   George Y. Sokoloff              HighMark Cognitive Value Fund                       None
Keith Stribling                     HighMark Value Momentum Fund                $100,001 - $500,000
Sonya Thadhani                     HighMark Enhanced Growth Fund                 $10,001 - $50,000
   Menno Vermeulen                 HighMark Small Cap Value Fund                       None
   Kenneth Wemer                       HighMark Balanced Fund                          None
                                   HighMark Large Cap Growth Fund                      None
                                  HighMark Fundamental Equity Fund                     None
  R. Brian Wenzinger               HighMark Large Cap Value Fund                       None

     COMPENSATION

     Depending on the Fund, a portfolio manager's compensation is paid by the Adviser or one of the Sub-Advisers. The Adviser and each of the Sub-Advisers have provided HighMark Funds with a description of how a portfolio manager's compensation is determined.

HIGHMARK CAPITAL MANAGEMENT, INC.


     As of July 31, 2008, each of the portfolio managers for each Fund (except for HighMark Large Cap Value Fund, HighMark Small Cap Value Fund, HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark International Opportunities Fund) receives a salary from the Adviser and participates in the Adviser's incentive compensation plan, which is an annual plan that pays a cash bonus. The portfolio managers are also eligible to participate in the Adviser's long-term incentive compensation plan. A portfolio manager's bonus is a percentage of his or her salary and is generally based on (1) an evaluation of the manager's investment performance, (2) achievement of budgeted financial goals and (3) meeting of business objectives determined by a portfolio manager's direct supervisor. In evaluating investment performance, the Adviser generally considers the one-, two- and three-year performance of mutual funds and other accounts under a portfolio manager's oversight relative, solely or in part, to the peer groups and/or market indices noted below. A portfolio manager may also be compensated for providing securities/quantitative analysis for certain HighMark Funds, where applicable.

PORTFOLIO MANAGER                            PEER GROUP
-----------------                            ----------
Robert Bigelow       Morningstar Muni California Intermediate/Short Category and
                     Lehman Brothers 7 Year Municipal Bond Index (with respect
                     to HighMark California Intermediate Tax-Free Bond Fund);
                     Morningstar Muni National Intermediate Category and Lehman
                     Brothers 7 Year Municipal Bond Index (with respect to
                     HighMark National Intermediate Tax-Free Bond Fund);
                     iMoneyNet Tax-Free California Retail (with respect to
                     HighMark California Tax-Free Money Market Fund)

Richard Earnest      Morningstar Large Cap Value Category and S&P 500 Index

David J. Goerz III   Morningstar Large Cap Blend Category and S&P 500 Index
                     (with respect to HighMark Core Equity Fund and the equity
                     portion of HighMark Balanced Fund); Morningstar General
                     Intermediate Term Bond Category and Lehman Brothers U.S.
                     Aggregate Bond Index (with respect to HighMark Bond Fund
                     and the fixed income portion of HighMark Balanced Fund);
                     Morningstar Large Cap Growth Category and Russell 1000
                     Growth Index (with respect to HighMark Large Cap Growth
                     Fund); Morningstar Small Cap Blend Category and Russell
                     2000 Index (with respect to HighMark Small Cap Advantage
                     Fund); Morningstar Large Value Category and S&P 500 Index
                     (with respect to HighMark Value Momentum Fund); Morningstar
                     Muni California Intermediate/Short Category and Lehman
                     Brothers 7 Year Municipal Bond Index (with respect to
                     HighMark California Intermediate Tax-Free Bond Fund);
                     Morningstar Muni National Intermediate Category and Lehman
                     Brothers 7 Year Municipal Bond Index (with respect to
                     HighMark National Intermediate Tax-Free Bond Fund);
                     Morningstar Short Duration Bond Category and Lehman
                     Brothers 1-3 Year U.S. Government/Credit Index (with
                     respect to HighMark Short Term Bond Fund); a blended index of 30% S&P 500, 65% Lehman Brothers U.S. Aggregate Bond and
                     5% 90-Day T-Bill (with respect to HighMark Income Plus
                     Allocation Fund); Morningstar Moderate Allocation Category

                     and a blended index of 60% S&P 500, 35% Lehman Brothers
                     U.S. Aggregate Bond and 5% 90-Day T-Bill (with respect to
                     HighMark Growth & Income Allocation Fund); a blended index of 80% S&P 500, 15% Lehman Brothers U.S. Aggregate Bond and
                     5% 90-Day T-Bill (with respect to HighMark Capital Growth
                     Allocation Fund); a blended index of 70% S&P 500, 15%
                     Russell 2000 and 15% MSCI EAFE (with respect to HighMark
                     Diversified Equity Allocation Fund); iMoneyNet 100%
                     Treasury (with respect to HighMark 100% U.S. Treasury Money
                     Market Fund); iMoneyNet Tax-Free California Retail (with respect to HighMark California Tax-Free Money Market Fund);
                     iMoneyNet First Tier (with respect to HighMark Diversified
                     Money Market Fund); and iMoneyNet Government and Agency
                     (with respect to HighMark U.S. Government Money Market
                     Fund)

Todd Lowenstein      Morningstar Large Cap Value Category and S&P 500 Index

Gregory Lugosi       Morningstar General Intermediate Bond Category and Lehman
                     Brothers U.S. Aggregate Bond Index (with respect to
                     HighMark Bond Fund and the fixed income portion of HighMark
                     Balanced Fund); Morningstar Short Duration Bond Category
                     and Lehman Brothers 1-3 Year U.S. Government/ Credit Index
                     (with respect to HighMark Short Term Bond Fund)

E. Jack Montgomery   Morningstar General Intermediate Bond Category and Lehman
                     Brothers U.S. Aggregate Bond Index (with respect to
                     HighMark Bond Fund and the fixed income portion of HighMark
                     Balanced Fund); Morningstar Short Duration Bond Category
                     and Lehman Brothers 1-3 Year U.S. Government/ Credit Index
                     (with respect to HighMark Short Term Bond Fund)

Raymond Mow          Morningstar Muni California Intermediate/Short Category and
                     Lehman Brothers 7 Year Municipal Bond Index (with respect
                     to HighMark California Intermediate Tax-Free Bond Fund);
                     Morningstar Muni National Intermediate Category and Lehman
                     Brothers 7 Year Municipal Bond Index (with respect to
                     HighMark National Intermediate Tax-Free Bond Fund);
                     iMoneyNet Tax-Free California Retail (with respect to
                     HighMark California Tax-Free Money Market Fund)

Richard Rocke        Morningstar Large Cap Blend Category and S&P 500 Index
                     (with respect to HighMark Core Equity Fund and the equity
                     portion of HighMark Balanced Fund); Morningstar Small Cap
                     Blend Category and Russell 2000 Index (with respect to
                     HighMark Small Cap Advantage Fund); Morningstar Large Cap
                     Value Category and S&P 500 Index (with respect to HighMark
                     Value Momentum Fund); Morningstar Large Cap Growth Category
                     and Russell 1000 Growth Index (with respect to HighMark
                     Large Cap Growth Fund)

George Rokas         Morningstar Large Cap Blend Category and S&P 500 Index
                     (with respect to HighMark Core Equity Fund and the equity
                     portion of HighMark Balanced Fund); Morningstar Large Cap
                     Value Category and S&P 500 Index (with respect to HighMark
                     Value Momentum Fund); Morningstar Large Cap Growth Category
                     and the Russell 1000 Growth Index (with respect to HighMark
                     Large Cap Growth Fund); Morningstar Small Cap Blend
                     Category and Russell 2000 Index (with respect to HighMark
                     Small Cap Advantage Fund)

Keith Stribling      Morningstar Large Cap Value Category and S&P 500 Index

Kenneth Wemer        Morningstar Large Blend Category and S&P 500 Index (with
                     respect to HighMark Core Equity Fund and the equity portion of HighMark Balanced Fund); Morningstar Large Cap Value
                     Category and S&P 500 Index (with respect to HighMark Value
                     Momentum Fund); Morningstar Large Cap Growth Category and
                     the Russell 1000 Growth Index (with respect to HighMark
                     Large Cap Growth Fund); Morningstar Small Cap Blend
                     Category and Russell 2000 Index (with respect to HighMark
                     Small Cap Advantage Fund)

ARONSON+JOHNSON+ORTIZ, L.P.

     Each of AJO's portfolio managers is a principal of the firm. All principals are compensated through a fixed salary, equity-based cash distributions and merit-based cash bonuses that are awarded entirely for contributions to the firm. Each calendar year-end, the managing principal of AJO, in consultation with the other senior partners, determines the bonus amounts for each portfolio manager. Bonuses can be a significant portion of a portfolio manager's overall compensation. Bonus amounts are generally based on the following factors: net revenues and cash position of AJO, ownership percentage of the portfolio manager and overall contributions of the portfolio manager to the operations of AJO. Although many of the firm's fee arrangements are performance-based, no individual's compensation is directly tied to account performance or to the value of the assets held in particular funds, or even to firm-wide assets. Portfolio managers may also be awarded non-cash compensation in the form of increased ownership in the firm.

BAILARD, INC.

     Mr. Mudge, Mr. Craddock, Mr. Leve and Dr. Sokoloff are each paid a base salary, an "investment performance" bonus relating to the Fund each manages and, potentially, an additional discretionary bonus. The investment performance bonus is designed to be significant but not so significant that it would encourage extreme risk taking. It is based on the relevant Fund's return ranking relative to a dynamic subset of that Fund's peer group: Morningstar Small Cap Value Category (for HighMark Cognitive Value Fund), Morningstar Specialty-Technology Category (for HighMark Enhanced Growth Fund) and Morningstar Foreign Large Blend Category (for HighMark International Opportunities Fund). The discretionary bonus, if any, reflects the portfolio manager's contribution to meeting Bailard's general corporate goals.

     Mr. Hill and Ms. Thadhani's compensation consists primarily of a base salary, a significant discretionary cash bonus and a stock bonus. The cash bonus reflects Bailard's profitability and Mr. Hill and Ms. Thadhani's contribution to Bailard's corporate goals. The stock bonus is linked by formula to the revenue and profitability growth of Bailard, Inc. None of Mr. Hill's compensation is based directly on the performance of HighMark International Opportunities Fund. None of Ms. Thadhani's compensation is based directly on the performance of HighMark Enhanced Growth Fund.

LSV ASSET MANAGEMENT

     Each LSV portfolio manager's compensation consists of a salary and a discretionary bonus. Each of the portfolio managers is also a partner in LSV and as such receives a portion of the overall profit of the firm as part of the portfolio manager's ownership interests. The bonus is based on the profitability of LSV and individual performance. Individual performance is subjective and may be based on a number of factors, such as an individual's leadership and contribution to the strategic planning and development of the investment group.

     POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

     Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Adviser believes are faced by investment professionals at most major financial firms. The Adviser, the Sub-Advisers and the Board of Trustees of HighMark Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

     The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts.

     These potential conflicts may include, among others:

- The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

- The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

- The trading of other accounts could be used to benefit higher-fee accounts (front-running).

- The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

     Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts.

     A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Adviser's or a Sub-

Adviser's trading desk, as applicable, may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

     "Cross trades," in which one Adviser or Sub-Adviser account, as applicable, sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Adviser and HighMark Funds' Board of Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Adviser or Sub-Adviser-advised account are to be made at an independent current market price, as required by law.

     Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

     A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

     A Fund's portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

     The Adviser or a Sub-Adviser, as applicable, or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the Adviser or a Sub-Adviser, as applicable, and its affiliates.

     A Fund's portfolio manager may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel of the Adviser and the Sub-Advisers, including a Fund's portfolio manager(s), are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Adviser, HighMark Funds and the Sub-Advisers that contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds.

PORTFOLIO TRANSACTIONS


     Pursuant to the Investment Advisory Agreement, the Adviser, and, with respect to the Funds that have sub-advisers, pursuant to the sub-advisory agreements, the Sub-Advisers, determine, subject to the general supervision of the Board of Trustees of HighMark Funds and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities for the Bond Fund, the Short Term Bond Fund, the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, the Diversified Money Market Fund, the U.S. Government Money Market Fund, the 100% U.S. Treasury Money Market Fund, the California Tax-Free Money Market Fund and the Treasury Plus Money Market Fund usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Securities purchased by the Large Cap Growth Fund, the Fundamental Equity Fund, the Large Cap Value Fund, the Value Momentum Fund, the Core Equity Fund, the Small Cap Advantage Fund, the Small Cap Value Fund, the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund will generally involve the payment of a brokerage fee. Portfolio transactions for the Balanced Fund may be principal transactions or involve the payment of brokerage commissions. While the Adviser and Sub-Advisers generally seek competitive spreads or commissions on behalf of each of the Funds, the Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

     Allocation of transactions, including their frequency, to various dealers is determined by the Adviser or the Sub-Advisers in their best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by the Adviser or the Sub-Advisers and does not reduce the advisory fees payable to the Adviser by HighMark Funds. Such information may be useful to the Adviser or the Sub-Advisers in serving both HighMark Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser or Sub-Advisers in carrying out their obligations to HighMark Funds.


     To the extent permitted by applicable rules and regulations, the Adviser or Sub-Advisers may execute portfolio transactions involving the payment of a brokerage fee through the Adviser and its affiliates. As required by Rule 17e-1 under the 1940 Act, the Funds have adopted procedures which provide that commissions paid to such affiliates must be fair and reasonable compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions. The procedures also provide that the Board of Trustees will review reports of such affiliated brokerage transactions in connection with the foregoing standard. HighMark Funds will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with, UBOC, or its affiliates, and will not give preference to correspondents of UBOC with respect to such securities, savings deposits, repurchase agreements and reverse repurchase agreements.


     Investment decisions for each Fund are made independently from those for the other Funds or any other investment company, investment portfolio or account managed by the Adviser or the Sub-Advisers. However, any such other investment company, investment portfolio or account may invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, investment company, investment portfolio or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner that the Adviser or the Sub-Advisers believe to be equitable to the Fund(s) and such other investment company, investment portfolio or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser or the Sub-Advisers may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies, investment portfolios or accounts in order to obtain best execution. As provided in the Investment Advisory Agreement and the sub-advisory agreements between the Adviser and the Sub-Advisers, in making investment recommendations for HighMark Funds, the Adviser or the Sub-Advisers will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by HighMark Funds is a customer of the Adviser, the Sub-Advisers, their parent or its subsidiaries or affiliates and, in dealing with its commercial customers, the Adviser and the Sub-Advisers, their parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by HighMark Funds.

     During the following fiscal years, the Funds listed below paid the following aggregate brokerage commissions:


                                    FISCAL YEAR ENDED
                              -----------------------------
FUND*                         JULY 31, 2008   JULY 31, 2007   JULY 31, 2006
-----                         -------------   -------------   -------------
Balanced Fund                     $_____        $ 30,107         $ 44,365
Cognitive Value Fund                             487,424           83,970
Core Equity Fund                                 367,715          296,623
Enhanced Growth Fund                             200,086          126,456
International Opportunities
   Fund                                          676,723          263,569
Large Cap Growth Fund                            250,293          196,652
Large Cap Value Fund                             209,652          187,422
Small Cap Advantage Fund                          94,087               --
Small Cap Value Fund                             143,659          132,275
Value Momentum Fund                              303,962          379,884

* Each of the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund commenced investment operations on April 3, 2006, after the end of HighMark Funds' fiscal year ended July 31, 2005. The Small Cap Advantage Fund commenced operations on March 1, 2007, after the end of HighMark Funds' fiscal year ended July 31, 2006.

     The table below lists the amount of brokerage transactions of the Funds directed to brokers during the fiscal year ended July 31, 2008 because of research and other services provided, and the commissions related to these transactions:


                              AMOUNT OF TRANSACTIONS   AMOUNT OF COMMISSIONS
                              ----------------------   ---------------------
Balanced Fund                      $___________             $_________
Cognitive Value Fund
Core Equity Fund
Enhanced Growth Fund
International Opportunities
   Fund
Large Cap Growth Fund
Small Cap Advantage Fund
Value Momentum Fund

     Certain Funds acquired during the fiscal year ended July 31, 2008 securities issued by "regular broker-dealers" of such Funds or their parents, as that term is defined in Rule 10b-1 under the 1940 Act. The value of such securities of each issuer held by each such Fund as of July 31, 2008 is set forth in the tables below.


                                        VALUE OF BROKER'S SECURITIES
                                           HELD AS OF 7/31/08 (IN
FUND                           BROKER            THOUSANDS)
----                           ------   ----------------------------
Value Momentum Fund                                $_____
Core Equity Fund

Balanced Fund
Large Cap Value Fund
Large Cap Growth Fund
Small Cap Value Fund
Enhanced Growth Fund
International Opportunities
   Fund
Bond Fund
Short Term Bond Fund
Diversified Money Market Fund

ADMINISTRATOR AND SUB-ADMINISTRATOR

     HCM, in addition to serving as investment adviser, serves as administrator (the "Administrator") to each of the Funds pursuant to the administrative services agreement dated as of December 10, 2007 between HighMark Funds and HCM (the "Administration Agreement").

Prior to December 10, 2007 HighMark Funds and HCM were party to an administrative services agreement dated December 1, 2005 (the "Prior Administration Agreement"). Prior to December 1, 2005, HCM served as sub-administrator to each of the Funds pursuant to an agreement with SEI Investments Global Funds Services (formerly, "SEI Investments Mutual Funds Services").

     Pursuant to the Administration Agreement, HCM provides the Funds with all administrative services necessary or appropriate for the operation of HighMark Funds, including recordkeeping and regulatory reporting, regulatory compliance, blue sky, tax reporting, transmission of regular shareholder communications, supervision of third party service providers and fund accounting services, all suitable office space for HighMark Funds, all necessary administrative facilities and equipment, and all personnel necessary for the efficient conduct of the affairs of HighMark Funds. As described below, HCM has delegated part of its responsibilities under the Administration Agreement to PNC.

     HCM is entitled to a fee, which is calculated daily and paid monthly in arrears, at an annual rate of 0.15% of the first $8 billion of the average daily net assets of HighMark Funds and 0.14% of such average daily net assets in excess of $8 billion. Under the Prior Administration Agreement, HCM was entitled to a fee, which was calculated daily and paid monthly in arrears, at an annual rate of 0.15% of the first $10 billion of the average daily net assets of HighMark Funds and 0.145% of such average daily net assets in excess of $10 billion.

     As part of the Administration Agreement, HCM is responsible for certain fees charged by HighMark Funds' transfer agent and certain routine legal expenses incurred by HighMark Funds and its series.


     Unless sooner terminated as provided in the Administration Agreement (and as described below), the Administration Agreement will continue in effect until December 31, 2008. The Administration Agreement thereafter shall be renewed automatically for successive annual terms unless written notice not to renew is given by either party at least 120 days prior to the expiration of the then-current term. The Administration Agreement is terminable prior to the expiration of the current term by either party, in the event of a material breach of the Administration Agreement, upon the giving of written notice, specifying the date of termination, provided such notice is given at least 45 days prior to the specified date of termination and the breaching party has not remedied such breach by the specified date.


     The Administration Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of HCM, or the reckless disregard by HCM of its obligations and duties under the Administration Agreement, HCM shall not be subject to any liability to HighMark Funds, for any act or omission in the course of, or connected with, the rendering of services under the Administration Agreement. So long as HCM acts with good faith and due diligence, HighMark Funds will indemnify HCM from and against any and all actions, suits and claims, and all losses, fees and expenses arising directly or indirectly from its administration relationship with HighMark Funds or other services rendered to HighMark Funds. HighMark Funds is not obligated to indemnify HCM for any liability to which it would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     PNC Global Investment Servicing (U.S.) Inc., formerly known as PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as sub-administrator (the "Sub-Administrator") and accounting agent pursuant to a sub-administration agreement dated as of December 3, 2007, between HCM and PNC (the "Sub-Administration Agreement"). Under the Sub-Administration Agreement, the Sub-Administrator (a) assists in supervising all aspects of the Funds' operations except those performed by the Administrator or Adviser; (b) supplies the Funds with office facilities (which may be in the Sub-Administrator's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including but not limited to the calculation of the NAV of each class of the Funds and regulatory administration services and administrative services; (c) prepares and distributes materials for all meetings of the Board of Trustees, including the mailing of all materials for the Board of Trustees, collates the same materials into the books for the Board of Trustees and assists in the drafting of minutes of the meetings of the Board of Trustees; (d) prepares reports to Funds' shareholders, tax returns and reports to and filings with the SEC and state "Blue Sky" authorities; (e) maintains the Funds' accounting books and records; (f) provides compliance testing of all the Trust's activities against applicable requirements of the 1940 Act and the rules thereunder, the Code and the Trust's investment restrictions; (g) furnishes to the Adviser certain statistical and other factual information and (h) generally provides all administrative services that may be required for the ongoing operation of the Trust in a manner consistent with the requirements of the 1940 Act.

     The Administrator pays PNC for the services it provides at the annual rate of .025% of the first $8 billion of the Trust's aggregate average net assets and ..015% of the Trust's aggregate average net assets in excess of $8 billion. The Sub-Administration Agreement further provides that PNC will be paid certain compliance support and filing service fees, as well as blue sky registration filing fees and out of pocket expenses.

     PNC is an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc. The PNC Financial Services Group's major businesses include regional community banking, corporate banking, real estate finance, asset-based lending, wealth management, asset management and global fund processing services.

     For its services as administrator and expenses assumed pursuant to the Administration Agreement dated December 10, 2007 and the Prior Administration Agreement dated December 1, 2005, HCM was paid the following fees:


                                                       FISCAL YEAR ENDED
                             ----------------------------------------------------------------------
                                JULY 31, 2008                                JULY 31, 2006
                             --------------------                 ---------------------------------
                                       ADDITIONAL  JULY 31, 2007  ADDITIONAL             ADDITIONAL
                             NET FEES    AMOUNT       NET FEES      AMOUNT     NET FEES    AMOUNT
FUND*                          PAID      WAIVED         PAID        WAIVED       PAID      WAIVED
-----                        --------  ----------  -------------  ----------  ---------  ----------
Balanced Fund                 $_____     $_____     $   58,630      11,725       43,831   $  8,766
Cognitive Value Fund                                   134,909      26,980       38,269      7,653
Core Equity Fund                                       170,478      34,094       94,642     18,927
Enhanced Growth Fund                                   165,326      33,063       52,568     10,513
Fundamental Equity Fund                                     --          --           --         --

International Opportunities
   Fund                                                 355,419     71,080       86,827    17,364
Large Cap Growth Fund                                   167,478     33,494      116,412    23,281
Large Cap Value Fund                                    455,072     91,009      233,937    46,785
Small Cap Advantage Fund                                 28,907      2,531           --        --
Small Cap Value Fund                                    369,725     73,941      213,025    42,603
Value Momentum Fund                                     628,913    125,775      395,665    79,128
Bond Fund                                               502,960    100,586      370,369    74,070
Short Term Bond Fund                                     59,395     11,878       29,525     5,905
California Intermediate
   Tax-Free Bond Fund                                   161,567     32,312      122,602    24,519
National Intermediate
   Tax-Free Bond Fund                                    93,718     18,743       68,968    13,793
Treasury Plus Money Market
   Fund                                                      --         --           --        --
100% U.S. Treasury Money
   Market Fund                                          936,130    187,215      730,971   146,186
California Tax-Free Money
   Market Fund                                          715,265    143,045      409,453    81,886
Diversified Money Market
   Fund                                               3,608,555    721,669    2,617,382   523,446
U.S. Government Money
   Market Fund                                          721,188    144,229      455,470    91,089
Income Plus Allocation Fund                              10,493      2,004        4,149       830
Growth & Income Allocation
   Fund                                                  75,415     15,082       23,963     4,792
Capital Growth Allocation
   Fund                                                  84,034     16,806       28,073     5,614
Diversified Equity
   Allocation Fund                                       52,299        715           --        --

* Each of the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund commenced investment operations on April 3, 2006, after the end of HighMark Funds' fiscal year ended July 31, 2005. The Diversified Equity Allocation Fund commenced investment operations on November 15, 2006 and the Small Cap Advantage Fund commenced investment operations on March 1, 2007, each after the end of HighMark Funds' fiscal year ended July 31, 2006. The Fundamental Equity Fund commenced investment operations on August 5, 2008, and the Treasury Plus Money Market Fund commenced investment operations on August 14, 2008, each after the end of HighMark Funds' fiscal year ended July 31, 2008.


     Prior to December 1, 2005, SEI Investments Global Funds Services, a Delaware statutory trust and wholly-owned subsidiary of SEI Investments Company with principal business offices at 1 Freedom Valley Drive, Oaks, Pennsylvania 19456, served as the administrator to each of the Funds pursuant to a prior administration agreement with HighMark Funds dated February 15, 1997. For its services as administrator and expenses assumed pursuant to the prior administration agreement dated February 15, 1997, SEI Investments Global Funds Services received the following fees:



                                                   JULY 31, 2006
                                            ---------------------------
                                                            ADDITIONAL
                                                              AMOUNT
FUND*                                       NET FEES PAID     WAIVED
-----                                       -------------  ------------
Balanced Fund                                 $   38,724     $  5,532
Cognitive Value Fund                                  --           --
Core Equity Fund                                  64,258        9,179
Enhanced Growth Fund                                  --           --
Fundamental Equity Fund                               --           --
International Opportunities Fund                      --           --
Large Cap Growth Fund                             90,880       12,982
Large Cap Value Fund                             114,910       16,415
Small Cap Advantage Fund                              --           --
Small Cap Value Fund                             139,824       19,974
Value Momentum Fund                              270,634       38,660
Bond Fund                                        277,842       39,689
Short Term Bond Fund                              26,189        8,319
California Intermediate Tax-Free Bond Fund        93,028       13,289
National Intermediate Tax-Free Bond Fund          52,938        7,562
100% U.S. Treasury Money Market Fund             502,210       71,755
California Tax-Free Money Market Fund            297,053       42,433
Diversified Money Market Fund                  1,997,407      285,326
Treasury Plus Money Market Fund                       --           --

U.S. Government Money Market Fund               299,613        42,799
Income Plus Allocation Fund                       6,093        14,097
Growth & Income Allocation Fund                   7,041        20,832
Capital Growth Allocation Fund                    9,015        18,273
Diversified Equity Allocation Fund                   --            --

* Each of the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund commenced investment operations on April 3, 2006, after the end of HighMark Funds' fiscal year ended July 31, 2005. The Diversified Equity Allocation Fund commenced investment operations on November 15, 2006 and the Small Cap Advantage Fund commenced investment operations on March 1, 2007, each after the end of HighMark Funds' fiscal year ended July 31, 2006. The Fundamental Equity Fund commenced investment operations on August 5, 2008, and the Treasury Plus Money Market Fund commenced investment operations on August 14, 2008, each after the end of HighMark Funds' fiscal year ended July 31, 2008.


GLASS-STEAGALL ACT


     The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Adviser's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Adviser and the Sub-Advisers believe that they possess the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and the sub-advisory agreements between the Adviser and the Sub-Advisers and described in the Prospectuses and this Statement of Additional Information and has so represented in the Investment Advisory Agreement and the sub-advisory agreements. HCM also believes that it may perform administration services on behalf of each Fund, for which it receives compensation from HighMark Funds without a violation of applicable banking laws and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Adviser from continuing to perform such services for HighMark Funds. Depending upon the nature of any changes in the services that could be provided by the Adviser, or the Sub-Advisers, the Board of Trustees of HighMark Funds would review HighMark Funds' relationship with the Adviser and the Sub-Advisers and consider taking all action necessary in the circumstances.

     Should further legislative, judicial or administrative action prohibit or restrict the activities of UBOC, the Adviser, its affiliates, and its correspondent banks in connection with Customer purchases of Shares of HighMark Funds, such Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in HighMark Funds' method of operations would affect its net asset value per Share or result in financial losses to any Customer.


SHAREHOLDER SERVICES PLANS


     HighMark Funds has adopted three Shareholder Services Plans, one for Fiduciary Shares, one for Class A Shares, and one for Class B Shares (collectively, the "Services Plans") pursuant to which a Fund is authorized to pay compensation to financial institutions (each a "Service Provider"), which may include PFPC, Bank of Tokyo-Mitsubishi UFJ Trust Company, UBOC, HCM or their respective affiliates, that agree to provide or to compensate other service providers to provide certain shareholder support services for their customers or account holders who are the beneficial or record owners of Shares of a Fund. In the case of Fiduciary Shares, HCM has been designated a "Master Service Provider" who, in consideration for such services, is compensated by a Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of the Fiduciary Shares of such Fund. The Master Service Provider in turn compensates any other Service Provider providing shareholder services pursuant to the Fiduciary Shares Service Plan, as applicable. Such compensation is the sole obligation of the Master Service Provider. The amount payable to a Master Service Provider is not limited by the amount of expenses incurred by the Master Service Provider or any other Service Provider engaged by the Master Service Provider. In the case of Class A Shares and Class B Shares, in consideration for such services, a Service Provider is compensated by a Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of the applicable class of Shares of such Fund.

     A Service Provider may waive such fees at any time. Any such waiver is voluntary and may be terminated at any time. Currently, fees payable pursuant to the Service Plans are being waived to the rate of 0.15% of average daily net assets for the Fiduciary and Class A Shares of the Large Cap Value Fund, Large Cap Growth Fund, Small Cap Advantage Fund, Small Cap Value Fund, Balanced Fund, Value Momentum Fund, Core Equity Fund, Cognitive Value Fund, Enhanced Growth Fund, Fundamental Equity Fund and International Opportunities Fund; 0.07% for the Fiduciary and Class A Shares of the Bond Fund; 0.05% for the Fiduciary Class and Class A Shares of the Short Term Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, 100% U.S. Treasury Money Market Fund, California Tax-Free Money Market Fund, Diversified Money Market Fund, U.S. Government Money Market Fund, Treasury Plus Money Market Fund, Income Plus Allocation Fund, Growth & Income Allocation Fund, Capital Growth Allocation Fund and Diversified Equity Allocation Fund.


     The servicing agreements adopted under the Services Plans (the "Servicing Agreements") require the Service Provider receiving such compensation to perform certain shareholder support services as set forth in the Servicing Agreements with respect to the beneficial or record owners of Shares of one or more of the Funds. Such shareholder support services may include, but are not limited to,
(i) maintaining shareholder accounts; (ii) providing information periodically to shareholders showing their positions in Shares; (iii) arranging for bank wires;
(iv) responding to shareholder inquiries relating to the services performed by the Service Provider; (v) responding to inquiries from shareholders concerning their investments in Shares; (vi) forwarding shareholder communications from HighMark Funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (vii) processing purchase, exchange and redemption requests from shareholders and placing such orders with HighMark Funds or its service providers; (viii) assisting shareholders in changing dividend options, account designations, and addresses; (ix) providing subaccounting with respect to Shares beneficially owned by shareholders; (x) processing dividend payments from HighMark Funds on behalf of the shareholders; (xi) providing information regarding fund performance, market trends and other information to shareholders through the internet and/or through written and oral communications, hosting fund websites for shareholder access and information and providing data feeds;
(xii) providing assistance to shareholders and financial intermediaries, including affiliates, regarding shareholder accounts, as needed; and (xiii) providing such other similar services as HighMark Funds may reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

EXPENSES


     HighMark Funds' service providers bear all expenses in connection with the performance of their respective services, except that each Fund will bear expenses including, but not limited to, the following, relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Trustees who are not partners, officers, directors, shareholders or employees of HCM, UBOC, PNC or PFPC, a percentage of the compensation, benefits, travel and entertainment expenses of the Chief Compliance Officer, SEC fees and state fees and expenses, NSCC trading charges, certain insurance premiums, outside and, to the extent authorized by HighMark Funds, inside auditing and legal fees and expenses, expenses in connection with the review and signing of HighMark Funds' tax returns, local tax agent fees, fees charged by rating agencies in having the Fund's Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian, administrator and transfer agent, fees paid to Lipper (an independent fund expenses analysis provided to the Trustees), expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing reports and prospectuses for regulatory purposes and for distribution to current shareholders, costs and expenses of shareholders' and Trustees' reports and meetings and any extraordinary expenses.


DISTRIBUTOR

     PFPC Distributors, Inc. (the "Distributor") is located at 760 Moore Road, King of Prussia, Pennsylvania 19406. The Distributor serves as the principal underwriter of the Funds' shares pursuant to an underwriting agreement effective January 1, 2008 (the "Underwriting Agreement") with the Trust. Pursuant to the terms of the Underwriting Agreement, the Distributor is granted the right to sell the shares of the Trust as agent for the Trust. Shares of the Trust are offered continuously.

     Under the terms of the Underwriting Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to solicit orders for the sale of shares of the Trust and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation.

     To the extent that the Distributor receives fees under the distribution plan of a Fund adopted under Rule 12b-1 under the 1940 Act (a "Distribution Plan"), the Distributor will furnish or enter into arrangements with financial intermediaries for the furnishing of marketing or sales services or for providing services to shareholders of the Funds, pursuant to such plan. Moreover, to the extent that the Distributor receives shareholder services fees under any Shareholder Services Plan adopted by the Trust, the Distributor will furnish or enter into arrangements with others for the furnishing of shareholder support services with respect to the relevant shareholders of the Trust as may be required pursuant to such plan.

     Beginning January 1, 2008, shares of HighMark Funds will be sold by the Distributor on behalf of the Trust. The Underwriting Agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Underwriting Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or negligence in the performance of its duties or of reckless disregard of its obligations and duties under the agreement, will not be liable to the Trust or the Funds' shareholders for losses arising in connection with the sale of the Funds' shares.

     The Underwriting Agreement terminates automatically in the event of an assignment. The Underwriting Agreement is also terminable without payment of any penalty with respect to the Funds (i) by vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of a Fund's Distribution Plan or in the Underwriting Agreement or by vote of a majority of the outstanding voting securities of the Funds on sixty (60) days' written notice to the Distributor or (ii) by the Distributor on sixty (60) days' written notice to the Funds.


     From January 1, 2008 through July 31, 2008, Shares of HighMark Funds were sold on a continuous basis by PFPC. For HighMark Funds' fiscal year ended July 31, 2008, the Trust paid on behalf of the Funds the following amount of underwriting commissions to PFPC:

                                               FISCAL YEAR ENDED
                                                 JULY 31, 2008
                                           --------------------------
                                             AGGREGATE       AMOUNT
                                             AMOUNT OF    RETAINED BY
                                           UNDERWRITING    PRINCIPAL
FUND*                                       COMMISSIONS   UNDERWRITER
-----                                      ------------   -----------
                                               $_____         $____
Balanced Fund
Cognitive Value Fund
Core Equity Fund
Enhanced Growth Fund
Fundamental Equity Fund                            --            --
International Opportunities Fund
Large Cap Growth Fund
Large Cap Value Fund
Small Cap Advantage Fund
Small Cap Value Fund
Value Momentum Fund
Bond Fund
Short Term Bond Fund
California Intermediate Tax-Free
   Bond Fund
National Intermediate Tax-Free
   Bond Fund
100% U.S. Treasury Money
   Market Fund
California Tax-Free Money Market Fund
Diversified Money Market Fund
Treasury Plus Money Market Fund                    --            --
U.S. Government Money Market Fund
Income Plus Allocation Fund
Growth & Income Allocation Fund
Capital Growth Allocation Fund
Diversified Equity Allocation Fund

* The Fundamental Equity Fund commenced investment operations on August 5, 2008, and the Treasury Plus Money Market Fund commenced investment operations on August 14, 2008, each after the end of HighMark Funds' fiscal year ended July 31, 2008.

     PRIOR DISTRIBUTOR. Prior to January 1, 2008, SEI Investments Distribution Co., a wholly owned subsidiary of SEI Investments Company, served as distributor to the Funds pursuant to a distribution agreement dated February 15, 1997, as re-executed on January 30, 1998, between HighMark Funds and SEI Investments Distribution Co. (the "Prior Distribution Agreement")

     From February 15, 1997 through December 31, 2007, Shares of HighMark Funds were sold on a continuous basis by SEI Investments Distribution Co. For HighMark Funds' fiscal years ended July 31, 2008, July 31, 2007 and July 31, 2006, the Trust paid on behalf of the Funds the following amount of underwriting commissions relating to SEI Investments Distribution Co.:

                                                                       FISCAL YEAR ENDED
                                     ------------------------------------------------------------------------------------
                                            JULY 31, 2008                JULY 31, 2007                JULY 31, 2006
                                     --------------------------   --------------------------   --------------------------
                                       AGGREGATE       AMOUNT       AGGREGATE       AMOUNT       AGGREGATE       AMOUNT
                                       AMOUNT OF    RETAINED BY     AMOUNT OF    RETAINED BY     AMOUNT OF    RETAINED BY
                                     UNDERWRITING    PRINCIPAL    UNDERWRITING    PRINCIPAL    UNDERWRITING    PRINCIPAL
FUND*                                 COMMISSIONS   UNDERWRITER    COMMISSIONS   UNDERWRITER    COMMISSIONS   UNDERWRITER
-----                                ------------   -----------   ------------   -----------   ------------   -----------
Balanced Fund                          $_______      $________      $ 22,579       $ 2,115       $ 20,071       $ 1,098
Cognitive Value Fund                                                  48,003         1,967          3,751           414
Core Equity Fund                                                      63,010         2,653          9,503            76
Enhanced Growth Fund                                                   2,491           259          1,433           139
Fundamental Equity Fund                      --             --            --            --             --            --
International Opportunities Fund                                     143,359        12,927         55,636         5,385
Large Cap Growth Fund                                                 18,200           979         24,522           921
Large Cap Value Fund                                                  87,094         7,030         73,652         4,636
Small Cap Advantage Fund                                              36,431         3,279             --            --
Small Cap Value Fund                                                 175,973         9,626        229,115        16,543
Value Momentum Fund                                                   43,984         3,171         48,740         3,643
Bond Fund                                                             21,233           199         19,707           203
Short Term Bond Fund                                                     844             3            300             0
California Intermediate Tax-Free
   Bond Fund                                                          11,760           218         38,007           844
National Intermediate Tax-Free
   Bond Fund                                                           1,607           155          9,405           942
100% U.S. Treasury Money
   Market Fund                                                             0             0              0             0
California Tax-Free Money Market
   Fund                                                                    0             0              0             0
Diversified Money Market Fund                                              0             0              0             0
Treasury Plus Money Market Fund              --             --            --            --             --            --
U.S. Government Money Market Fund                                        560             0          1,141             0
Income Plus Allocation Fund                                           78,538         6,880         68,252         2,289
Growth & Income Allocation Fund                                      660,021        58,432        731,558        64,925
Capital Growth Allocation Fund                                       770,079        69,850        851,558        77,903
Diversified Equity Allocation Fund                                   103,117         7,824             --            --

Each of the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund commenced investment operations on April 3, 2006, after the end of HighMark Funds' fiscal year ended July 31, 2005. The Diversified Equity Allocation Fund commenced investment operations on November 15, 2006 and the Small Cap Advantage Fund commenced investment operations on March 1, 2007, each after the end of HighMark Funds' fiscal year ended July 31, 2006. The Fundamental Equity Fund commenced investment operations on August 5, 2008, and the Treasury Plus Money Market Fund commenced investment operations on August 14, 2008, each after the end of HighMark Funds' fiscal year ended July 31, 2008.

     THE DISTRIBUTION PLANS. Pursuant to the Distribution Plans adopted by HighMark Funds, each Fund pays the Distributor as compensation for its services in connection with the Distribution Plans a distribution fee, computed daily and paid monthly, equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets attributable to that Fund's Class A Shares, pursuant to the Class A Distribution Plan; seventy-five one-hundredths of one percent (0.75%) of the average daily net assets attributable to that Fund's Class B Shares, pursuant to the Class B Distribution Plan; and fifty-five one-hundredths of one percent (0.55%) of the average daily net assets attributable to that Fund's Class S Shares, pursuant to the Class S Distribution Plan. Each of the Equity Funds and the Asset Allocation Portfolios pays a distribution fee equal to one percent (1.00%) of the average daily net assets attributable to that Fund's Class C Shares, and each of the Fixed-Income Funds and the U.S. Government Money Market Fund pays a distribution fee equal to seventy-five one-hundredths of one percent (0.75%) of the average daily net assets attributable to that Fund's Class C Shares, pursuant to the Class C Distribution Plan. Effective January 1, 2008, PFPC is compensated pursuant to HighMark Funds' Distribution Plans as described herein. Prior to January 1, 2008, SEI Investments Distribution Co. was compensated pursuant to HighMark Funds' Distribution Plans as described herein.

     For the fiscal year ended July 31, 2008, PFPC received the following distribution fees with respect to the sale of Class A Shares, Class B Shares, Class C Shares and Class S Shares from the following Funds:

                                          CLASS A SHARES           CLASS B SHARES          CLASS C SHARES          CLASS S SHARES
                                     -----------------------   ---------------------   ---------------------   ---------------------
                                                  ADDITIONAL              ADDITIONAL              ADDITIONAL              ADDITIONAL
                                      NET FEES      AMOUNT     NET FEES    AMOUNT      NET FEES     AMOUNT     NET FEES     AMOUNT
FUND*                                   PAID        WAIVED       PAID      WAIVED        PAID       WAIVED        PAID      WAIVED
-----                                ----------   ----------   --------   ----------   --------   ----------   --------   ----------
Balanced Fund                        $    7,866       --        $ 5,701       --       $  1,910       --       $     --         --
Cognitive Value Fund                      1,274       --             --       --            368       --             --         --
Core Equity Fund                          5,142       --          7,695       --          3,629       --             --         --
Enhanced Growth Fund                      1,842       --             --       --          1,689       --             --         --
Fundamental Equity Fund                      --       --             --       --             --       --             --         --
International Opportunities Fund         31,726       --             --       --         24,106       --             --         --
Large Cap Growth Fund                    16,112       --         16,048       --          4,723       --             --         --
Large Cap Value Fund                    140,799       --          6,014       --         30,459       --             --         --
Small Cap Advantage Fund                    190       --             --       --            616       --             --         --
Small Cap Value Fund                     40,276       --         25,309       --         47,245       --             --         --
Value Momentum Fund                      33,944       --         18,209       --          8,500       --             --         --
Bond Fund                                39,890       --         17,024       --            496       --             --         --
Short Term Bond Fund                        235       --             --       --          1,125       --             --         --
California Intermediate Tax-Free
   Bond Fund                             31,376       --         14,500       --          1,958       --             --         --
National Intermediate Tax-Free
   Bond Fund                              5,418       --             --       --             --       --             --         --
100% U.S. Treasury Money Market
   Fund                                 209,936       --             --       --             --       --        609,298      4,971
California Tax-Free Money Market
   Fund                                 686,038       --             --       --             --       --        116,795         --
Diversified Money Market Fund         1,311,508       --             --       --             --       --        967,470         --
Treasury Plus Money Market Fund              --       --             --       --             --       --             --         --
U.S. Government Money Market Fund        55,088       --            622       --          1,435       --        391,828         --
Income Plus Allocation Fund               7,466       --             --       --         20,266       --             --         --
Growth & Income Allocation Fund          52,052       --             --       --        107,960       --             --         --
Capital Growth Allocation Fund           55,565       --             --       --        124,250       --             --         --
Diversified Equity Allocation Fund        4,246       --             --       --         12,531       --             --         --

* The Fundamental Equity Fund commenced investment operations on August 5, 2008, and the Treasury Plus Money Market Fund commenced investment operations on August 14, 2008, each after the end of HighMark Funds' fiscal year ended July 31, 2008.

     For the fiscal year ended July 31, 2008, SEI Investments Distribution Co. received the following distribution fees with respect to the sale of Class A Shares, Class B Shares, Class C Shares and Class S Shares from the following
Funds:

                                   CLASS A SHARES           CLASS B SHARES          CLASS C SHARES           CLASS S SHARES
                              -----------------------   ---------------------   ---------------------   -----------------------
                                           ADDITIONAL              ADDITIONAL              ADDITIONAL                ADDITIONAL
                               NET FEES      AMOUNT     NET FEES     AMOUNT     NET FEES     AMOUNT      NET FEES      AMOUNT
FUND*                            PAID        WAIVED       PAID       WAIVED       PAID       WAIVED        PAID        WAIVED
-----                         ----------   ----------   --------   ----------   --------   ----------   ----------   ----------
Balanced Fund                 $    9,123       --        $ 8,139       --       $  2,021       --       $       --       --
Cognitive Value Fund               4,835       --             --       --            350       --               --       --
Core Equity Fund                  11,082       --          9,709       --          4,361       --               --       --
Enhanced Growth Fund               1,015       --             --       --            788       --               --       --
Fundamental Equity Fund               --       --             --       --             --       --               --       --
International Opportunities
   Fund                           25,604       --             --       --         19,371       --               --       --
Large Cap Growth Fund             18,454       --         21,643       --          5,352       --               --       --
Large Cap Value Fund             195,443       --          8,874       --         39,134       --               --       --
Small Cap Advantage Fund             227       --             --       --            675       --               --       --
Small Cap Value Fund              66,335       --         38,222       --         89,227       --               --       --
Value Momentum Fund               40,224       --         24,941       --         10,277       --               --       --
Bond Fund                         39,540       --         20,059       --            340       --               --       --
Short Term Bond Fund                 196       --             --       --          4,578       --               --       --
California Intermediate
   Tax-Free Bond Fund             33,289       --         16,236       --            960       --               --       --
National Intermediate
   Tax-Free Bond Fund              3,968       --             --       --             11       --               --       --
100% U.S. Treasury Money
   Market Fund                   208,349       --             --       --             --       --          629,759       --
California Tax-Free Money
   Market Fund                   438,703       --             --       --             --       --          150,432       --
Diversified Money Market
   Fund                        1,032,596       --             --       --             --       --        1,072,081       --
Treasury Plus Money Market
   Fund                               --       --             --       --             --       --               --       --
U.S. Government Money
   Market Fund                    55,516       --          1,258       --            222       --          369,139       --
Income Plus Allocation Fund        7,644       --             --       --         27,054       --               --       --
Growth & Income Allocation
   Fund                           59,513       --             --       --        120,877       --               --       --
Capital Growth Allocation
   Fund                           63,682       --             --       --        148,478       --               --       --
Diversified Equity
   Allocation Fund                 4,763       --             --       --         11,585       --               --       --

* The Fundamental Equity Fund commenced investment operations on August 5, 2008, and the Treasury Plus Money Market Fund commenced investment operations on August 14, 2008, each after the end of HighMark Funds' fiscal year ended July 31, 2008.

     The Distributor may use the distribution fee applicable to a Fund's Class A, Class B, Class C and Class S Shares to provide distribution assistance with respect to the sale of the Fund's Class A, Class B, Class C and Class S Shares or to provide shareholder services to the holders of the Fund's Class A, Class B, Class C and Class S Shares. The Distributor may also use the distribution fee
(i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks and savings and loan associations), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the distribution of a Fund's Class A, Class B, Class C and Class S Shares to their customers or (ii) to pay banks, savings and loan associations, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of shareholder services to their customers owning a Fund's Class A, Class B, Class C and Class S Shares. In addition, the Distributor may use the distribution fee on Class A Shares to pay
(i) compensation to its registered representatives and to sales personnel who are involved in the distribution of a Fund's Shares or the provision of shareholder services with respect to a Fund's Shares and (ii) expenses, including overhead, allocable to the activities of such representatives and personnel (including, in instances in which such representatives and personnel are employees of entities other than the Distributor, reimbursement by the Distributor to such entities of amounts paid as such compensation by such entities and related expenses, including overhead, incurred by such entities in connection with the employment and activities of such persons). All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plans will be made pursuant to an agreement between the Distributor and such bank, savings and loan association, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (a "Servicing Agreement"; banks, savings and loan associations, other financial institutions and intermediaries, broker-dealers, or the Distributor's affiliates and subsidiaries that may enter into a Servicing Agreement are hereinafter referred to individually as a "Participating Organization"). A Participating Organization may include UBOC, its subsidiaries and its affiliates.


     Participating Organizations may charge customers fees in connection with investments in a Fund on their customers' behalf. Such fees would be in addition to any amounts the Participating Organization may receive pursuant to its Servicing Agreement. Under the terms of the Servicing Agreements, Participating Organizations are required to provide their customers with a schedule of fees charged directly to such customers in connection with investments in a Fund. Customers of Participating Organizations should read this Prospectus in light of the terms governing their accounts with the Participating Organization.

     The distribution fees under the Distribution Plans will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plans. The Distributor may from time to time voluntarily reduce its distribution fees with respect to a Fund in significant amounts for substantial periods of time pursuant to an agreement with HighMark Funds. While there can be no assurance that the Distributor will choose to make such an agreement, any voluntary reduction in the Distributor's distribution fees would lower such Fund's expenses, and thus increase such Fund's yield and total returns, during the period such voluntary reductions were in effect.

     In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plans may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A, Class B, Class C or Class S Shares of that Fund. The Distribution Plans may be amended by vote of HighMark Funds' Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in a Distribution Plan that would materially increase the distribution fee with respect to a class of Shares of a Fund requires the approval of the shareholders of such class of Shares of the Fund. HighMark Funds' Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plans (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plans) indicating the purposes for which such expenditures were made.

     Each Distribution Plan provides that it will continue in effect with respect to each Fund for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of the entire Board of Trustees, cast in person at a meeting called for such purpose. For so long as each of the Distribution Plans remains in effect, the selection and nomination of those trustees who are not "interested persons" of HighMark Funds (as defined in the 1940 Act) shall be committed to the discretion of the Independent Trustees.

TRANSFER AGENT AND CUSTODIAN SERVICES

     State Street Bank and Trust Company ("State Street") performs transfer agency services for the Funds pursuant to a transfer agency and shareholder service agreement with HighMark Funds dated as of February 15, 1997 (the "Transfer Agency Agreement"). State Street has sub-contracted such services to its affiliate, Boston Financial Data Services ("BFDS"). Pursuant to the Transfer Agency Agreement and this sub-contracting arrangement, BFDS processes purchases and redemptions of each Fund's Shares and maintains each Fund's shareholder transfer and accounting records, such as the history of purchases, redemptions, dividend distributions, and similar transactions in a shareholder's account.


     Under the Transfer Agency Agreement, HighMark Funds has agreed to pay BFDS annual fees at the rate of $18,000 per Retail class/per Fund, $15,000 per Fiduciary class/per Fund, $15,000 per Class M class/per Fund and $5,000 per Class S class/per Fund. Effective January 1, 2007, HighMark Funds has agreed to pay BFDS annual fees at the rate of $14,000 per Retail class/per series of HighMark Funds, $9,500 per Fiduciary class/per series of HighMark Funds, $9,500 per Class M class/per series of HighMark Funds and $5,000 per Class S class/per series of HighMark Funds. In addition, there will be an annual account maintenance fee on direct accounts of $14.00 per account, an annual maintenance fee on broker controlled accounts of $7.00 and an additional annual IRA Custodial fee of $10.00 per social security number, as well as out-of-pocket expenses as defined in the Transfer Agency Agreement. BFDS may periodically reduce a portion of its transfer agency fee with respect to a Fund. In addition, HCM has agreed to pay certain transfer agency related expenses to BFDS on behalf of the Funds.

     UBOC serves as custodian to the Funds pursuant to a custodian agreement with HighMark Funds dated as of December 5, 2001 (the "Custodian Agreement"). Under the Custodian Agreement, UBOC's responsibilities include safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on each Fund's investments.

     Under the Custodian Agreement, HighMark Funds has agreed to pay UBOC a domestic custodian fee with respect to each Fund at an annual rate of 0.01% of the Fund's average daily net assets, plus certain transaction fees. UBOC is also entitled to be reimbursed by HighMark Funds for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. Global custody fees shall be determined on an asset and transaction basis, based on a security's country of domicile.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


     The independent registered public accounting firm to the Funds is ____________ provides audit and tax services.


LEGAL COUNSEL

     Ropes & Gray LLP, One Embarcadero Center, Suite 2200, San Francisco, CA 94111 is legal counsel to HighMark Funds.

                             ADDITIONAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES


     The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds that own voting securities to HCM. The Board of Trustees has authorized HCM to delegate proxy voting authority with respect to a Fund to that Fund's sub-adviser. Descriptions of the proxy voting policies and procedures of HCM and each of the Sub-Advisers are attached as Appendix B. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available as of August 31 of each year (1) without charge, upon request, by calling toll free, 1-800-433-6884 or on or through HighMark Funds' website at www.highmarkfunds.com and (2) on the SEC's website at HTTP://WWW.SEC.GOV.


DESCRIPTION OF SHARES


     HighMark Funds is a Massachusetts business trust. HighMark Funds' Declaration of Trust was originally filed with the Secretary of State of The Commonwealth of Massachusetts on March 10, 1987. The Declaration of Trust, as amended, authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. HighMark Funds' Declaration of Trust, as amended, further authorizes the Board of Trustees to establish one or more series of Shares of HighMark Funds, and to classify or reclassify the Shares of any series into one or more classes by setting or changing in any one or more respects the preferences, designations, conversion or other rights, restrictions, limitations as to dividends, conditions of redemption, qualifications or other terms applicable to the Shares of such class, subject to those matters expressly provided for in the Declaration of Trust, as amended, with respect to the Shares of each series of HighMark Funds. HighMark Funds presently consists of twenty-four series of Shares, representing units of beneficial interest in the Balanced Fund, the Cognitive Value Fund, the Core Equity Fund, the Enhanced Growth Fund, the Fundamental Equity Fund, the International Opportunities Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Small Cap Advantage Fund, the Small Cap Value Fund, the Value Momentum Fund, the Bond Fund, the Short Term Bond Fund, the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, the 100% U.S. Treasury Money Market Fund, the California Tax-Free Money Market Fund, the Diversified Money Market Fund, the Treasury Plus Money Market Fund, the U.S. Government Money Market Fund, the Income Plus Allocation Fund, the Growth & Income Allocation Fund, the Capital Growth Allocation Fund and the Diversified Equity Allocation Fund. Pursuant to a Multiple Class Plan on file with the

SEC permitting the issuance and sale of six classes of Shares in selected Funds, Shares of such Funds may, from time to time, be divided into as many as six classes of Shares, designated Class A, Class B, Class C, Class M, Class S and Fiduciary Shares. Effective January 31, 2004, the Class B Shares are not being offered for purchase except to existing investors in connection with the reinvestment of dividends on previously acquired Class B Shares or the exchange of Class B Shares of one Fund for Class B Shares of another Fund. The Trustees of HighMark Funds have determined that currently no conflict of interest exists among the Class A, Class B, Class C, Class M, Class S and Fiduciary Shares. On an ongoing basis, the Trustees of HighMark Funds, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.


     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, HighMark Funds' Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of HighMark Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund that are available for distribution. Upon liquidation or dissolution of HighMark Funds, shareholders of each class of a Fund are entitled to receive the net assets of the Fund attributable to such class.

     As used in the Prospectuses and in this Statement of Additional Information, "assets belonging to a Fund" means the consideration received by HighMark Funds upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of HighMark Funds not readily identified as belonging to a particular Fund that are allocated to that Fund by HighMark Funds' Board of Trustees. Such allocations of general assets may be made in any manner deemed fair and equitable, and it is anticipated that the Board of Trustees will use the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses of that Fund, and with a share of the general liabilities and expenses of HighMark Funds not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of HighMark Funds to particular Funds will be determined by the Board of Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as HighMark Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund.

     Under Rule 18f-2, the approval of an investment advisory agreement or any change in fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent registered public accounting firms, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of HighMark Funds voting without regard to series.

     Although not governed by Rule 18f-2, Retail Shares and Class S Shares of a Fund have exclusive voting rights with respect to matters pertaining to the Fund's Distribution Plans.

SHAREHOLDER AND TRUSTEE LIABILITY

     Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, HighMark Funds' Declaration of Trust, as amended, provides that shareholders shall not be subject to any personal liability for the obligations of HighMark Funds, and that every written agreement, obligation, instrument, or undertaking made by HighMark Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust, as amended, provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Declaration of Trust, as amended, also provides that HighMark Funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of HighMark Funds, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which HighMark Funds itself would be unable to meet its obligations.

     The Declaration of Trust, as amended, states further that no Trustee, officer, or agent of HighMark Funds shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of HighMark Funds' business, nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust, as amended, also provides that all persons having any claim against the Trustees or HighMark Funds shall look solely to the assets of the trust for payment.

MISCELLANEOUS

     Shareholders are entitled to one vote for each Share held in a Fund as determined on the record date for any action requiring a vote by the shareholders, and a proportionate fractional vote for each fractional Share held. Shareholders of HighMark Funds will vote in the aggregate and not by series or class except (i) as otherwise expressly required by law or when HighMark Funds' Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or particular class, and (ii) only the Retail Shares or Class S Shares covered under a particular Distribution Plan will be entitled to vote on matters submitted to a shareholder vote relating to such Distribution Plan. HighMark Funds is not required to hold regular annual meetings of shareholders, but may hold special meetings from time to time.

     HighMark Funds' Trustees are elected by HighMark Funds' shareholders, except that vacancies may be filled by vote of the Board of Trustees. HighMark Funds is not required to hold meetings of shareholders for the purpose of electing Trustees except that (i) HighMark Funds is required to hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of HighMark Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 10% of the outstanding Shares of HighMark Funds. Upon written request by the holders of Shares representing 1% of the outstanding Shares of HighMark Funds stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, HighMark Funds will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

     HighMark Funds is registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of HighMark Funds.

     The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC's website at WWW.SEC.GOV.


     The July 31, 2008 Annual Report to Shareholders of HighMark Funds is incorporated herein by reference. This Report includes audited financial statements for the fiscal year ended July 31, 2008. Upon the incorporation by reference herein of such Annual Report, the opinion in such Annual Report of independent accountants is incorporated herein by reference and such Annual Report's financial statements are incorporated by reference herein in reliance upon the authority of such accountants as experts in auditing and accounting.


     The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made.

     No salesperson, dealer, or other person is authorized to give any information or make any representation regarding the securities described herein other than information or representations contained in the Prospectuses and this Statement of Additional Information.


     As of ___________, 2008, HighMark Funds believes that the trustees and officers of HighMark Funds, as a group, owned less than one percent of the Shares of any Fund of HighMark Funds.

     The following table indicates the percentage of Fiduciary Shares of each Fund for which HighMark Funds believes UBOC was the shareholder of record and the percentage of Fiduciary Shares of each Fund over which HighMark Funds believes UBOC and/or HCM had investment authority as of _____________, 2008:

                                             UBOC's shareholder of record   UBOC and/or HCM's investment authority
Fund                                             % of Fiduciary Shares       with Respect to % Of Fiduciary Shares
----                                         ----------------------------   --------------------------------------
                                                        _____%                              _____%
Balanced Fund                                           _____%                              _____%
Cognitive Value Fund                                    _____%                              _____%
Core Equity Fund                                        _____%                              _____%
Enhanced Growth Fund                                    _____%                              _____%
Fundamental Equity Fund                                 _____%                              _____%
International Opportunities Fund                        _____%                              _____%
Large Cap Growth Fund                                   _____%                              _____%
Large Cap Value Fund                                    _____%                              _____%
Small Cap Advantage Fund                                _____%                              _____%
Small Cap Value Fund                                    _____%                              _____%
Value Momentum Fund                                     _____%                              _____%
Bond Fund                                               _____%                              _____%
Short Term Bond Fund                                    _____%                              _____%
California Intermediate Tax-Free Bond Fund              _____%                              _____%
National Intermediate Tax-Free Bond Fund                _____%                              _____%
100% U.S. Treasury Money Market Fund                    _____%                              _____%
California Tax-Free Money Market Fund                   _____%                              _____%
Diversified Money Market Fund                           _____%                              _____%
Treasury Plus Money Market Fund                         _____%                              _____%
U.S. Government Money Market Fund                       _____%                              _____%
Income Plus Allocation Fund                             _____%                              _____%
Growth & Income Allocation Fund                         _____%                              _____%
Capital Growth Allocation Fund                          _____%                              _____%
Diversified Equity Allocation Fund                      _____%                              _____%

     The table below indicates each additional person known by HighMark Funds to own of record or beneficially 5% or more of the Shares of the following Funds of HighMark Funds as of [_______________], 2008.

                               5% OR MORE OWNERS

                         BALANCED FUND - CLASS A SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                         BALANCED FUND - CLASS C SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                        BALANCED FUND - FIDUCIARY SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


Name and Address   Percentage of Beneficial Ownership
----------------   ----------------------------------


                      COGNITIVE VALUE FUND - CLASS A SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                      COGNITIVE VALUE FUND - CLASS C SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                      COGNITIVE VALUE FUND - CLASS M SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                     COGNITIVE VALUE FUND - FIDUCIARY SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                        CORE EQUITY FUND - CLASS A SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                        CORE EQUITY FUND - CLASS C SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                       CORE EQUITY FUND - FIDUCIARY SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                      ENHANCED GROWTH FUND - CLASS A SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                      ENHANCED GROWTH FUND - CLASS C SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                      ENHANCED GROWTH FUND - CLASS M SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                     ENHANCED GROWTH FUND - FIDUCIARY SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                    FUNDAMENTAL EQUITY FUND - CLASS A SHARES

Name and Address   Percentage of Beneficial Ownership
----------------   ----------------------------------


                    FUNDAMENTAL EQUITY FUND - CLASS M SHARES

Name and Address   Percentage of Beneficial Ownership
----------------   ----------------------------------


                   FUNDAMENTAL EQUITY FUND - FIDUCIARY SHARES

Name and Address   Percentage of Beneficial Ownership
----------------   ----------------------------------


                INTERNATIONAL OPPORTUNITIES FUND - CLASS C SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                INTERNATIONAL OPPORTUNITIES FUND - CLASS M SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


               INTERNATIONAL OPPORTUNITIES FUND - FIDUCIARY SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                     LARGE CAP GROWTH FUND - CLASS A SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                     LARGE CAP GROWTH FUND - CLASS C SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                    LARGE CAP GROWTH FUND - FIDUCIARY SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                      LARGE CAP VALUE FUND - CLASS B SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                     LARGE CAP VALUE FUND - FIDUCIARY SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                    SMALL CAP ADVANTAGE FUND - CLASS A SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                    SMALL CAP ADVANTAGE FUND - CLASS C SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                   SMALL CAP ADVANTAGE FUND - FIDUCIARY SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                      SMALL CAP VALUE FUND - CLASS A SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                     SMALL CAP VALUE FUND - FIDUCIARY SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                     VALUE MOMENTUM FUND - FIDUCIARY SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                           BOND FUND - CLASS A SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                           BOND FUND - CLASS C SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                          BOND FUND - FIDUCIARY SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


           CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND - CLASS A SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


           CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND - CLASS B SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


           CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND - CLASS C SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


          CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND - FIDUCIARY SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


            NATIONAL INTERMEDIATE TAX-FREE BOND FUND - CLASS A SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


           NATIONAL INTERMEDIATE TAX-FREE BOND FUND - FIDUCIARY SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                      SHORT TERM BOND FUND - CLASS A SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                      SHORT TERM BOND FUND - CLASS C SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                     SHORT TERM BOND FUND - FIDUCIARY SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


              100% U.S. TREASURY MONEY MARKET FUND - CLASS A SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


             100% U.S. TREASURY MONEY MARKET FUND - FIDUCIARY SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


              100% U.S. TREASURY MONEY MARKET FUND - CLASS S SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


             CALIFORNIA TAX-FREE MONEY MARKET FUND - CLASS A SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


            CALIFORNIA TAX-FREE MONEY MARKET FUND - FIDUCIARY SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


Name and Address   Percentage of Beneficial Ownership
----------------   ----------------------------------


             CALIFORNIA TAX-FREE MONEY MARKET FUND - CLASS S SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                 DIVERSIFIED MONEY MARKET FUND - CLASS A SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                DIVERSIFIED MONEY MARKET FUND - FIDUCIARY SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


Name and Address   Percentage of Beneficial Ownership
----------------   ----------------------------------


                 DIVERSIFIED MONEY MARKET FUND - CLASS S SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                TREASURY PLUS MONEY MARKET FUND - CLASS A SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                TREASURY PLUS MONEY MARKET FUND - CLASS C SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


               TREASURY PLUS MONEY MARKET FUND - FIDUCIARY SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                TREASURY PLUS MONEY MARKET FUND - CLASS S SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


               U.S. GOVERNMENT MONEY MARKET FUND - CLASS A SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


               U.S. GOVERNMENT MONEY MARKET FUND - CLASS B SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


               U.S. GOVERNMENT MONEY MARKET FUND - CLASS C SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


              U.S. GOVERNMENT MONEY MARKET FUND - FIDUCIARY SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


Name and Address   Percentage of Beneficial Ownership
----------------   ----------------------------------


               U.S. GOVERNMENT MONEY MARKET FUND - CLASS S SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                  INCOME PLUS ALLOCATION FUND - CLASS A SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                 INCOME PLUS ALLOCATION FUND - FIDUCIARY SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                GROWTH & INCOME ALLOCATION FUND - CLASS A SHARES

Name & Address     Percentage of Ownership of Record
----------------   ----------------------------------


               GROWTH & INCOME ALLOCATION FUND - FIDUCIARY SHARES

Name & Address     Percentage of Ownership of Record
----------------   ----------------------------------


                 CAPITAL GROWTH ALLOCATION FUND - CLASS A SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                CAPITAL GROWTH ALLOCATION FUND - FIDUCIARY SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


               DIVERSIFIED EQUITY ALLOCATION FUND - CLASS A SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


              DIVERSIFIED EQUITY ALLOCATION FUND - FIDUCIARY SHARES

Name and Address    Percentage of Ownership of Record
----------------   ----------------------------------


                                   APPENDIX A

The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch IBCA, Duff & Phelps ("Fitch IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2 and 3) in each rating category to indicate the security's ranking within the category):

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

Description of the three highest long-term debt ratings by Fitch IBCA:

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)


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Moody's description of its three highest short-term debt ratings:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          -    Leading market positions in well-established industries.

          -    High rates of return on funds employed.

          - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

          - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          - Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S & P's description of its three highest short-term debt ratings:


A-1 A short-term obligation rated 'A-1' is rated in the highest category by S&P.
    The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters.
    However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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Fitch IBCA's description of its three highest short-term debt ratings:

F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Short-Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:

MIG 1/VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

Short-Term Debt Ratings

Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Rating apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

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TBW-3   The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 The lowest rating category; this rating is regarded as non investment grade and therefore speculative.

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                                   APPENDIX B

                      PROXY VOTING POLICIES AND PROCEDURES

     The proxy voting policies and procedures of the Adviser and each of the Sub-Advisers are summarized below.

HIGHMARK CAPITAL MANAGEMENT, INC.

     It is HighMark Capital Management, Inc.'s ("HCM") policy that proxies be voted in a manner that is consistent with the interests of its clients, including each HighMark Fund.

     For all Funds managed by a sub-adviser pursuant to an agreement with the Adviser, HCM delegates proxy voting to the respective sub-adviser. HCM expects the sub-adviser to vote such proxies, as well as to maintain and make available appropriate proxy voting records, according to policies adopted by the sub-adviser which are in compliance with applicable law. As part of its sub-adviser review process, HCM will at least annually review the sub-adviser's voting policies and compliance with such policies, and will periodically monitor its proxy voting. HCM will require the sub-adviser to promptly notify HCM of any material changes to its voting policies or practices.

     For proxies to be voted by the Adviser, HCM utilizes the services of an outside third party, RiskMetrics Group ISS Governance Services ("RiskMetrics"), to vote its proxies pursuant to guidelines set by RiskMetrics and approved by HCM. RiskMetrics is an agent of HCM and HCM retains the fiduciary duty to vote the proxies in the best interest of clients. HCM expects RiskMetrics to vote such proxies, as well as to maintain and make available appropriate proxy voting records, according to policies adopted by RiskMetrics which are in compliance with applicable law. HCM will at least annually review RiskMetrics' voting policies and compliance with such policies, and will periodically monitor its proxy voting. HCM will require RiskMetrics to promptly notify HCM of any material changes to its voting policies or practices.

     For proxies to be voted by the Adviser, HCM, through its Investment Policy Committee (IPC), reserves the right to withdraw any proxy from RiskMetrics and to vote such proxy according to guidelines established by the IPC. HCM shall withdraw any proposed proxy vote from RiskMetrics in the event that HCM determines that the proposed vote by RiskMetrics would not be consistent with HCM's fiduciary duty to a Fund. Before deciding to vote any proxy the IPC shall determine whether HCM or any of its affiliates have a significant business, personal or family relationship that could give rise to a material conflict of interest with regard to the proxy vote. If a conflict of interest exists, HCM will retain an independent fiduciary to vote the proxy. To determine whether a material conflict exists, the IPC shall perform a reasonable investigation of information relating to possible conflicts of interest by relying on information about HCM and its affiliates that is publicly available or is generally known by HCM's employees, and on other information actually known by any IPC member. IPC members have a duty to disclose to the IPC conflicts of interest of which the member has actual knowledge but which have not been identified by the IPC in its investigation. The IPC cannot pursue investigation of possible conflicts when the information it would need is (i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the IPC. If

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a director, officer or employee of HCM, not involved in the proxy voting process, contacts any IPC member for the purpose of influencing how a proxy is voted, the member has a duty to immediately disclose such contact to the IPC and the IPC shall contact legal counsel who will be asked to recommend an appropriate course of action. All appropriate records regarding proxy-voting activities are maintained by RiskMetrics. HCM makes its proxy voting records available to each Fund and its shareholders, as required by law. HCM complies with the requirements of the Advisers Act and the Investment Company Act, and rules thereunder, and the fiduciary requirements of ERISA and the Department of Labor (DOL) guidelines with respect to voting proxies.


     In some instances HCM may abstain from voting a client proxy, particularly when the effect on the client's economic interest or the value to the portfolio is insignificant or the cost of voting the proxy outweighs the benefit to the portfolio.

ARONSON+JOHNSON+ORTIZ
(SUB-ADVISER TO THE LARGE CAP VALUE FUND)


     AJO exercises proxy voting responsibilities on behalf of many of its clients, including the Large Cap Value Fund, pursuant to express or implied authorization in the client's investment management agreement, though some clients retain this authority. In the case of ERISA accounts, AJO, as adviser to the plan, must vote all proxies for the securities managed by AJO, unless the authority to vote proxies is retained by another plan fiduciary.


     Each client account is voted by the firm's Proxy Manager, and AJO's proxy voting is overseen by the firm's Proxy Oversight Committee. AJO has adopted and implemented policies and procedures reasonably designed to ensure proxies are voted in the best interests of clients, in accordance with its fiduciary duties and the requirements of ERISA and of SEC Rule 206(4)-6 under the Investment Advisers Act of 1940.

     AJO uses a quantitative approach to investment management, using publicly available data and a proprietary investment model. Its quantitative model does not include subjective analysis of companies and their officers and directors. For detailed analyses of proxy issues, AJO relies primarily on one or more independent third party proxy voting services, and it will generally vote proxies in accordance with the recommendations it receives from these services. AJO has procedures in place to ensure the advice it receives is impartial and in the best interest of its clients. AJO votes each proxy individually and on rare occasions will not follow the third party recommendation. AJO will only vote against the recommendation where it is in the portfolio's best interests to do so and where AJO has no material conflict of interest. AJO relies solely on the third party recommendations in situations where AJO has a material conflict of interest (see "Conflicts of Interest," below).

     In some instances AJO may abstain from voting a client proxy, particularly when the effect on the client's economic interest or the value to the portfolio is insignificant or the cost of voting the proxy outweighs the benefit to the portfolio.

     CONFLICTS OF INTEREST. Actual and potential conflicts of interest, including conflicts of interest of a third party proxy service, are monitored by AJO's Proxy Oversight Committee.

When a conflict is identified, the Committee first makes a determination as to whether the conflict is material. The Committee defines a material conflict as one reasonably likely to be viewed as important by the average shareholder. In the case of a material AJO conflict, AJO will vote the proxy in accordance with the third party recommendation, unless the client directs otherwise or, in the case of an ERISA client, revokes AJO's proxy voting authority in writing. In the case where AJO and its primary proxy voting service each has a conflict of interest, the Committee will vote the proxy in accordance with the recommendation of AJO's secondary proxy service.

     RECORD-KEEPING. AJO will maintain all required proxy voting records for five years or for such longer time as applicable law or client guidelines require. AJO may satisfy some of its record-keeping obligations by utilizing third party service providers or by relying on records available on EDGAR, the SEC's online document filing and retention system.

     VOTE DISCLOSURE. Each proxy voted by AJO for a client account is disclosed to the client quarterly. Clients may receive additional reports of proxies voted on their behalf on request. AJO treats proxy votes as the property of the client and will not disclose proxy votes to third parties.

BAILARD, INC.
(SUB-ADVISER TO THE COGNITIVE VALUE FUND, THE ENHANCED GROWTH FUND AND THE INTERNATIONAL OPPORTUNITIES FUND)

Bailard, Inc. has adopted policies and procedures that are reasonably designed to ensure that securities held by certain of its clients, including the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund, are voted in the best interests of these clients. In seeking to avoid material conflicts of interest, the Bailard, Inc. has engaged Glass Lewis & Co. ("Glass Lewis"), a third-party service provider, to vote the Cognitive Value Fund's, the Enhanced Growth Fund's, the International Opportunities Fund's and certain of its other clients' proxies in accordance with Glass Lewis's standard U.S. and international proxy voting guidelines (the "Guidelines").

     These Guidelines generally:

     1. Seek to support Boards of Directors that serve the interests of shareholders by voting for Boards that possess independence, a record of positive performance and members with a breadth and depth of experience;

     2. Seek transparency and integrity in financial reporting by voting for management's recommendations for auditor unless the independence of a returning auditor or the integrity of the audit has been compromised;

     3. Seek to incentivize employees and executives to engage in conduct that will improve the performance of their companies by voting for non-abusive compensation plans (including equity based compensation plans, performance based executive compensation plans and director compensation plans);

     4. Seek to protect shareholders' rights by voting for changes in corporate governance structure only if they are consistent with the shareholders' interests;

     5. Vote against shareholder proposals affecting the day-to-day management of a company or policy decisions related to political, social or environmental issues.

     Bailard, Inc. reserves the right to vote a proxy in the event that a conflict of interest arises such that Glass Lewis' recommendations under the Guidelines with respect to a particular issuer's proxy are no longer impartial. Should a circumstance arise where Bailard, Inc. would have to vote a proxy that poses a material conflict of interest for Bailard, Inc., Bailard, Inc. would not vote the proxy because it believes the cost of voting would be larger than any benefit to its clients.

     Proxies will not be voted when the shareholder would be blocked from trading while the vote is pending (in certain foreign countries), when Bailard, Inc. determines that the cost of voting outweighs the benefit, when proxies are received too late to be properly processed and when proxies have not been translated into English. In the case of certain investment company shares held by the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund, proxies may be voted in the same proportion as the other holders of those investment companies.

LSV ASSET MANAGEMENT
(SUB-ADVISER TO THE SMALL CAP VALUE FUND)

     LSV's standard investment management agreement expressly authorizes LSV to vote proxies on behalf of a client's account, including the account of the Small Cap Value Fund. Therefore, unless the client expressly reserves proxy voting responsibility, it is LSV's responsibility to vote proxies relating to securities held for the client's account.

     ERISA ACCOUNTS. Unless proxy voting responsibility has been expressly reserved and is being exercised by another fiduciary for an ERISA plan client, LSV, as the investment adviser for the account, must vote all proxies relating to securities held for the plan's account. If LSV is responsible for voting, LSV shall make appropriate arrangements with each account custodian to have proxies forwarded, on a timely basis to the appropriate person, and shall endeavor to correct delays or other problems relating to timely delivery of proxies and proxy materials.

     Fiduciary obligations of prudence and loyalty require an investment adviser with proxy voting responsibility to vote proxies on issues that affect the value of the client's investment. Proxy voting decisions must be made solely in the best interests of the client's account. In voting proxies, LSV is required to consider those factors that may affect the value of the client's investment and may not subordinate the interests of the client to unrelated objectives.

     LSV has adopted proxy voting guidelines that provide direction in determining how various types of proxy issues are to be voted. LSV will engage an expert independent third party to design guidelines for client accounts that are updated for current corporate governance issues, helping to ensure that clients' best interests are served by voting decisions. Clients are sent a copy of their respective guidelines on an annual basis.

     LSV's purely quantitative investment process does not provide output or analysis that would be functional in analyzing proxy issues. LSV therefore will retain an independent, expert third party, currently RiskMetrics Group ISS Governance Services ("RiskMetrics"). RiskMetrics will implement LSV's proxy voting process, provide assistance in developing guidelines and provide analysis of proxy issues on a case-by-case basis. LSV is responsible for monitoring RiskMetrics to ensure that proxies are adequately voted. LSV will vote issues contrary to, or issues not covered by, the guidelines only when LSV believes it is in the best interest of the client. Where the client has provided proxy voting guidelines to LSV, those guidelines will be followed, unless it is determined that a different vote would add more value to the client's holding of the security in question. Direction from a client on a particular proxy vote will take precedence over the guidelines. LSV's use of RiskMetrics is not a delegation of LSV's fiduciary obligation to vote proxies for clients.


     Should a material conflict arise between LSV's interest and that of its clients (e.g., a client bringing a shareholder action has solicited LSV's support; LSV manages a pension plan for a company whose management is soliciting proxies; or an LSV employee has a relative involved in management at an investee company), LSV will vote the proxies in accordance with the recommendation of the independent third party proxy voting service. A written record will be maintained describing the conflict of interest, and an explanation of how the vote taken was in the client's best interest.

     LSV may refrain from voting a proxy if the cost of voting the proxy exceeds the expected benefit to the client, for example in the case of voting a foreign security when the proxy must be translated into English or the vote must be cast in person.

     Clients may receive a copy of LSV's voting record for their account by request. LSV will additionally provide any mutual fund for which LSV acts as adviser or sub-adviser, a copy of LSV's voting record for the fund so that the fund may fulfill its obligation to report proxy votes to fund shareholders.

     RECORDKEEPING. In accordance with the recordkeeping rules, LSV will retain:

     (i)  Copies of its proxy voting policies and procedures.

     (ii) A copy of each proxy statement received regarding client securities (maintained by the proxy voting service and/or available on EDGAR).

     (iii) A record of each vote cast on behalf of a client (maintained by the proxy voting service).

     (iv) A copy of any document created that was material to the voting decision or that memorializes the basis for that decision (maintained by the proxy voting service).

     (v) A copy of clients' written requests for proxy voting information and a copy of LSV's written response to a client's request for proxy voting information for the client's account.

     (vi) LSV will ensure that it may obtain access to the proxy voting service's records promptly upon LSV's request.

     LSV will maintain required materials in an easily accessible place for not less than five years from the end of the fiscal year during which the last entry took place, the first two years in LSV's principal office.

                              FINANCIAL STATEMENTS


     The audited Financial Statements for HighMark Funds for the fiscal year ended July 31, 2008 and the Independent Registered Public Accounting Firm's Report thereon, included in the Annual Report of HighMark Funds, dated as of such date, which have been sent to shareholders of each Fund pursuant to the 1940 Act and filed with the SEC electronically on Form N-CSR on ___________ (File No. 811-05059; Accession No. __________), are incorporated herein by reference. A copy of each such report may be obtained without charge by contacting HighMark Funds, c/o PNC Global Investment Servicing (U.S.) Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, or by telephoning toll free 1-800-433-6884.

PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

     (a) (1) Declaration of Trust, dated March 10, 1987, is incorporated by reference to Exhibit (1)(a) of Pre-Effective Amendment No. 1 (filed May 15, 1987) to Registrant's Registration Statement on Form N-1A.

          (2) Amendment to Declaration of Trust, dated April 13, 1987, is incorporated by reference to Exhibit (1)(b) of Pre-Effective Amendment No. 1 (filed May 15, 1987) to Registrant's Registration Statement on Form N-1A.

          (3) Amendment to Declaration of Trust, dated July 13, 1987, is incorporated by reference to Exhibit (1)(c) of Pre-Effective Amendment No. 2 (filed July 24, 1987) to Registrant's Registration Statement on Form N-1A.

          (4) Amendment to Declaration of Trust, dated July 30, 1987, is incorporated by reference to Exhibit (1)(d) of Pre-Effective Amendment No. 3 (filed July 31, 1987) to Registrant's Registration Statement on Form N-1A.

          (5) Amendment to Declaration of Trust, dated October 18, 1996, is incorporated by reference to Exhibit (1)(e) of Post-Effective Amendment No. 18 (filed November 8, 1996) to Registrant's Registration Statement on Form N-1A.

          (6) Amendment to Declaration of Trust, dated December 4, 1996, is incorporated by reference to Exhibit (1)(f) of Post-Effective Amendment No. 19 (filed December 13, 1996) to Registrant's Registration Statement on Form N-1A.

     (b) (1) Amended and Restated Code of Regulations, dated June 5, 1991, is incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 7 (filed September 30, 1991) to Registrant's Registration Statement on Form N-1A.

          (2) Amendment to Amended and Restated Code of Regulations, dated December 4, 1991, is incorporated by reference to Exhibit 2(b) of Post-Effective Amendment No. 8 (filed September 30, 1992) to Registrant's Registration Statement on Form N-1A.

     (c) RIGHTS OF SHAREHOLDERS

     The following portions of Registrant's Declaration of Trust incorporated as Exhibit (a) hereto, define the rights of shareholders:

     5.1 SHARES IN THE SERIES OF THE TRUST.

          A. The Trustees shall have full power and authority, in their sole discretion, without obtaining the prior approval of the Shareholders (either with respect to the Trust as a whole or with respect to any series of the Trust) by vote or otherwise, to establish one or more series of Shares of the Trust. The establishment of any such series shall be effective upon the adoption by a majority of the Trustees then in office of a resolution establishing such series and setting the voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms of the Shares of such series. The beneficial interest in each series of the Trust shall at all times be divided into full and fractional transferable Shares without par value. There is no numerical limitation on the number of Shares of a series that may be issued. The investment objective, policies, and restrictions governing the management and operations of each series of the Trust, including the management of assets belonging to any particular series, may from time to time be changed or supplemented by the Trustees, subject to the requirements of the Act. The Trustees may from time to time divide or combine the outstanding Shares of any one or more series of the Trust into a greater or lesser number without thereby changing their proportionate beneficial interests in the Trust assets allocated or belonging to such series.

               Subject to the respective voting rights, preferences, participating or other special rights and qualifications, restrictions, and limitations expressly provided for in this Declaration of Trust or the Code of Regulations with respect to Shares of each series of the Trust, the Trustees have the power to classify or reclassify Shares of any series of the Trust into one or more classes by setting or changing in any one or more respects, from time to time, the preferences, designations, conversion or other rights, restrictions, limitations as to dividends, conditions of redemption, qualifications, or other terms applicable to Shares of such class. All references in this Declaration of Trust to Shares of any series of the Trust shall include and refer to the Shares of any class thereof.

          B. Shares of each series of the Trust shall have the following preferences, participating or other special rights, qualifications, restrictions and limitations:

               (1) ASSETS BELONGING TO A SERIES. All consideration received by the Trust for the issue or sale of Shares of any series, together with all assets in which such consideration is invested or reinvested, including any proceeds derived from the sale, exchange, or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall be referred to as "assets belonging to" that series. In addition, any assets, income, earnings, profits or proceeds thereof, or funds or payments which are not readily identifiable as belonging to a particular series shall be allocated by the Trustees to one or more series (such allocation to be conclusive and binding upon the Shareholders of all series for all purposes) in such manner as they, in their sole discretion, deem fair and equitable, and shall also be referred to as "assets belonging to" such series. Such assets belonging to a particular series shall irrevocably belong for all purposes to the Shares of the series, and shall be so handled upon the books of account of the Trust. Such assets and the income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange, or liquidation thereof, and any funds or payments derived from any reinvestment of such proceeds in whatever form, are herein referred to as "assets belonging to" such a series. Shareholders of any series shall have no right, title or interest in or to the assets belonging to any other series.

               (2) LIABILITIES BELONGING TO A SERIES. The assets belonging to any series of the Trust shall be charged with the direct liabilities in respect of such series and with all expenses, costs, charges, and reserves attributable to such series, and shall also be charged with the share of such series of the general liabilities, expenses, costs, charges, and reserves of the Trust which are not readily identifiable as belonging to a particular series in proportion to the relative net assets of the respective series, as determined at such time or times as may be authorized by the Trustees. Any such determination by the Trustees shall be conclusive and binding upon the Shareholders of all series for all purposes; provided, however, that under no circumstances shall the assets allocated or belonging to any series of the Trust be charged with liabilities directly attributable to any other series. The liabilities so charged to a series are herein referred to as "liabilities belonging to" such series. All persons who may have extended credit to a particular series or who have contracts or claims with respect to a particular series shall look only to the assets of that particular series for payment of such contracts or claims.

               (3) LIQUIDATING DISTRIBUTIONS. In the event of the termination of the Trust or a particular series thereof and the winding up of its affairs, the Shareholders of the Trust or such particular series shall be entitled to receive out of the assets of the Trust or belonging to the particular series, as the case may be, available for distribution to Shareholders, but other than general assets not belonging to any particular series of the Trust, the assets belonging to such series; and the assets so distributable to the Shareholders of any series shall be distributed among such Shareholders in proportion to the number of Shares of such series held by them and recorded in their names on the books of the Trust. In the event that there are any general assets not belonging to any particular series of the Trust available for distribution, such distribution shall be made to the Shareholders of all series subject to such termination and winding up in proportion to the relative net assets of the respective series determined as hereinafter provided and the number of Shares of such series held by them and recorded in their names on the books of the Trust.

               (4) DIVIDENDS AND DISTRIBUTIONS. Shares of each series shall be entitled to such dividends and distributions in Shares or in cash or both, as may be declared from time to time by the Trustees, acting in their sole discretion, with respect to such series, provided, however, that dividends and distributions on Shares of a particular series shall be paid only out of the lawfully available "assets belonging to" such series as such term is defined in this Declaration of Trust.

     5.2 PURCHASE OF SHARES. The Trustees may accept investments in each series of the Trust from such Persons for such consideration and on such other terms as they may from time to time authorize. The Trust may reject any order for, or refuse to give effect on the books of the Trust to the transfer of, any Shares as permitted under the Act. Each such investment shall be credited to the Shareholder's account in the form of full and fractional Shares of the appropriate series of the Trust, at the net asset value per Share next computed after receipt of the investment.

     5.3 NET ASSET VALUE PER SHARE. The net asset value per Share of each series of the Trust shall be computed at such time or times as the Trustees may specify pursuant to the Act. Assets shall be valued and net asset value per Share shall be determined by such Person or Persons as the Trustees may appoint under the supervision of the Trustees in such manner not inconsistent with the Act and any orders of the Securities and

     Exchange Commission received by the Trust, as the Trustees may determine.

     5.4 OWNERSHIP OF SHARES. The ownership of Shares shall be recorded separately with respect to each series on the record books of the Trust. Certificates for Shares shall be issued to holders of such Shares only upon the authorization of the Trustees, in their discretion, to issue such certificates, and shall be issued, if at all, subject to such rules and regulations as the Trustees may determine. The Trustees may make such rules as they consider appropriate for the transfer of Shares and similar matters. The record books of the Trust shall be conclusive as to the identity of holders of Shares and as to the number of Shares of each series held by each Shareholder.

     5.5 PREEMPTIVE RIGHTS. Shareholders shall have no preemptive or other rights to subscribe to any additional Shares or other securities issued by the Trust or by the Trustees.

     5.6 REDEMPTION OF SHARES. To the extent of the assets of the Trust legally available for such redemption, a Shareholder of any series of the Trust shall have the right, subject to the provisions of Section 5.7 hereof, to require the Trust to redeem his full and fractional Shares of any series out of assets belonging to such series at a redemption price equal to the net asset value per Share next determined after receipt of a request to redeem in proper form as determined by the Trustees. The Trustees shall establish such rules and procedures as they deem appropriate for redemption of Shares; PROVIDED, HOWEVER, that all redemptions shall be in accordance with the Act. Without limiting the generality of the foregoing, the Trust shall, to the extent permitted by applicable law, have the right at any time to redeem the Shares owned by any holder thereof (i) if the value of such Shares in an account maintained by the Trust or its transfer agent for any Shareholder with respect to any series of the Trust is less than the amount specified by resolution of the Trustees; PROVIDED, HOWEVER, that any such Shareholder shall be notified that the value of his account is less than such amount, and shall be allowed such period of time as specified by resolution of the Trustees to make additional purchases of Shares of the appropriate series so that the value of his account may be increased before any such involuntary redemption is processed by the Trust; or (ii) if the net income with respect to any particular series of the Trust should be negative or it should otherwise be appropriate to carry out the Trust's responsibilities under the Act, in each case subject to such further terms and conditions as the Board of Trustees of the Trust may from time to time adopt. The redemption price of Shares of any series of the Trust shall, except as otherwise provided in this section, be the net asset value thereof as determined by the Board of Trustees of the Trust from time to time in accordance with the provisions of applicable law, less such redemption fee or other charge, if any, as may be fixed by resolution of the Board of Trustees of the Trust. When the net income with respect to any particular series of the Trust is negative or whenever deemed appropriate by the Board of Trustees of the Trust in order to carry out the Trust's responsibilities under the Act, any series of the Trust may, without payment of compensation but in consideration of the interests of the Trust or a particular series thereof and of the Shareholders of the Trust or of such series in maintaining a constant net asset value per Share with respect to such series, redeem pro rata from each holder of record on such day, such number of full and fractional Shares of such series as may be necessary to reduce the aggregate number of outstanding Shares of such series in order to permit the net asset value thereof to remain constant. Payment of the redemption price, if any, shall be made in cash by the appropriate series of the Trust at such time and in such manner as may be determined from time to time by the Board of Trustees of the Trust unless, in the opinion of the Board of Trustees, which shall be conclusive and binding upon the Shareholders for all purposes, conditions exist which make payment wholly in cash unwise or undesirable; in such event the appropriate series of the Trust may make payment in the assets belonging or allocable to such series, the value of which shall be determined as provided herein.

     5.7 SUSPENSION OF RIGHT OF REDEMPTION. The Trustees may suspend the right of redemption by Shareholders or postpone the date of payment or the recordation of transfer of Shares of any series, as permitted under the Act or applicable law. Such suspension or postponement shall take effect at such time as the Trustees shall specify but not later than the close of business of the business day following the declaration of suspension or postponement, and thereafter there shall be no right of redemption or payment or transfer until the Trustees shall declare the suspension at an end. In case of suspension of the right of redemption, a Shareholder may either withdraw his request for redemption or receive payment based on the net asset value existing after the termination of the suspension.

     5.8 CONVERSION RIGHTS. The Trustees shall have the authority to provide from time to time that the holders of Shares of any series shall have the right to convert or exchange said Shares for or into Shares of one or more other series in accordance with such requirements and procedures as may be established from time to time by the Trustees.

     8. SHAREHOLDER'S VOTING POWERS AND MEETINGS. Shareholders shall have such power to vote as is provided in, and may hold meetings and take actions pursuant to the provisions of this Declaration of Trust or the Code of Regulations.

     9.4 LIMITATION OF SHAREHOLDER LIABILITY. Shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust. The Trustees shall have no power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time, personally agree to pay by way of subscription to any Share or otherwise. Every obligation, contract, instrument, certificate, Share, other security or undertaking of the Trust, and every other act whatsoever executed in connection with the Trust shall be conclusively presumed to have been executed or done by the executors thereof only in their capacities as Trustees under this Declaration of Trust or in their capacity as officers, employees, or agents of the Trust, and not individually. Every note, bond, contract, order, or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust or to any series of the Trust, and the stationery used by the Trust, shall include a recitation limiting the obligation represented thereby to the Trust and its assets (but the omission of such a recitation shall not operate to bind any Shareholder), as follows:

     "The names 'HighMark Funds' and 'Trustees of HighMark Funds' refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under this Declaration of Trust dated March 10, 1987 to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of 'The Merus Group' entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, Shareholders or representatives of the Trust personally, but bind only the assets of the Trust, and all persons dealing with any series of Shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust."

     The rights accruing to a Shareholder under this Section 9.4 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided for herein PROVIDED, HOWEVER, that a Shareholder of any series of the Trust shall be indemnified only from assets belonging to that series.

     9.5 INDEMNIFICATION OF SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder

     (or his heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the Trust estate to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust, and shall satisfy any judgment thereon.

     9.6 LIABILITIES OF A SERIES. Liabilities belonging to any series of the Trust, including, without limitation, expenses, fees, charges, taxes, and liabilities incurred or arising in connection with a particular series, or in connection with the management thereof, shall be paid only from the assets belonging to that series.

     10.3 TERMINATION OF TRUST. This Trust shall continue without limitation of time; PROVIDED, HOWEVER, that:

          A. The Trustees, with the vote of a majority of the outstanding Shares of any series of the Trust, may sell and convey the assets belonging to such series to another I trust or corporation organized under the laws of any state of the United States, which is a management investment company as defined in the Act, for an adequate consideration which may include the assumption of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series and which may include beneficial interests of such trust or stock of such corporation. Upon making provision for the payment of all such liabilities, by such assumption or otherwise, the Trustees shall distribute the remaining proceeds ratably among the holders of the Shares of the series then outstanding.

          B. The Trustees, with the vote of a majority, of the outstanding Shares of any series of the Trust, may sell and convert into money all the assets belonging to such series. Upon making provision for the payment of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series, the Trustees shall distribute the remaining assets belonging to such series ratably among the holders of the outstanding Shares of the series.

          C. Without the vote of a majority of the outstanding Shares of any series of the Trust (unless Shareholder approval is otherwise required by applicable law), the Trustees may combine the assets belonging to any two or more series into a single series if the Trustees reasonably determine that such combination will not have a material adverse effect on the Shareholders of each series affected thereby.

          D. After the effective date of the determination of the Trustees under paragraph A or B above,

               (1) The Trust shall carry on no business relating to the assets of such series except for the purpose of winding up the affairs of such series.

               (2) The Trustees shall proceed to wind up the affairs of such series and all of the powers of the Trustees under this Declaration of Trust shall continue until the affairs of such series shall have been wound up, including the power to fulfill or discharge the contracts of the Trust relating to such series, to collect assets of such series, to sell, convey, assign, exchange, transfer, or otherwise dispose of all or any part of the remaining assets of such class to one or more Persons at public or private sale for consideration that may consist in whole or in part of cash, securities, or other property of any kind, to discharge or pay its liabilities, and to do all other acts appropriate to liquidate the business of such series.

               Upon completion of the distribution of the remaining proceeds or the remaining assets as provided in paragraphs A and B of this section, the Trustees may authorize the termination of that series of the Trust. Such termination shall be effective upon filing with the State Secretary of the Commonwealth of Massachusetts of an instrument setting forth such termination, at which time the Trustees shall be discharged of any and all further liabilities and duties hereunder relating to such series and the right, title and interest of all parties shall be cancelled and discharged with respect to such series. Such instrument shall constitute an amendment to this Declaration of Trust when filed with the State Secretary of the Commonwealth of Massachusetts as provided in this Title X.

     10.8 AMENDMENT PROCEDURE.

          A. Subject to the provisions of subsections B and C of this Section 10.8, this Declaration of Trust may be amended by the affirmative vote of the holders of not less than a majority of the outstanding Shares (except that an amendment which shall affect the holders of one or more series of Shares but not the holders of all outstanding series shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series affected and no vote of Shareholders of a series not affected shall be required) or by any larger vote as may be required by any provisions of applicable law.

          B. Notwithstanding any other provisions hereof, until such time as a Registration Statement under the Securities Act of 1933, as amended, covering the first public offering of securities of the Trust shall have become effective, this Declaration of Trust may be terminated or amended in any respect by the affirmative vote of a majority of the Trustees.

          C. The Trustees may also amend this Declaration without the vote of Shareholders to cure any error or ambiguity or to change the name of the Trust or, if they deem it necessary, to conform this Declaration of Trust to the requirements of applicable state or federal laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code of 1986, but the Trustees shall not be liable for failing to do so.

     The following portions of Registrant's Code of Regulations incorporated as Exhibit (b) hereto, define the rights of shareholders:

          1.1 VOTING POWERS. The Shareholders shall have power to vote (a) for the election of Trustees as provided in Section 6.2 and Section 6.5 of the Declaration of Trust; (b) with respect to any amendment of the Declaration of Trust to the extent and as provided in Section 10.8 of the Declaration of Trust; (c) with respect to any restrictions, or amendments thereto, upon the investment of the assets of the Trust to the extent and as provided in Article V of these Regulations; (d) with respect to the approval of investment advisory agreements (as provided in Section 7.1 of the Declaration of Trust), and with respect to distribution agreements entered into on behalf of the Trust or one or more series thereof, to the extent required by the Investment Company Act of 1940; (e) with respect to matters relating to any termination of the Trust or to incorporation to the extent and as provided in
          Section 10.3 and Section 10.4, respectively, of the Declaration of Trust; (f) with respect to such additional matters relating to the Trust as may be required by law, the Declaration of Trust, these Regulations, or by any requirements applicable to or agreement of the Trust, or as the Trustees may consider desirable; and (g) to the same extent as the stockholders of a Massachusetts business corporation, when considering whether a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; PROVIDED, HOWEVER, that no Shareholder of a particular series shall be entitled to bring, or to vote in respect of, any class or derivative action not on behalf of the series of the Trust in respect of which the Shareholder owns Shares. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting. Shares may be voted in person or by proxy. The authorization for a proxy to act may be obtained by written authorization or by telephone, facsimile or alternative transmission, provided that such telephone or facsimile transmission is performed in accordance with Telephonic and Facsimile Voting Procedures adopted by the Board of Trustees. On any matter submitted to a vote of the Shareholders, all Shares shall be voted in the aggregate and not by individual series, except (i) where required law, Shares shall be voted by individual series, and (ii) if the Trustees shall have determined that a matter affects the interests only of one or more series, then only the Shareholders of such affected series shall be entitled to vote thereon. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required or permitted by law, the Declaration of Trust, or these Regulations to be taken by Shareholders.

          1.2 MEETINGS. Meetings of Shareholders of the Trust may be called by the Trustees, and shall be called by the Trustees whenever required by law or upon the written request of holders of at least twenty percent of all the outstanding Shares entitled to vote.

          1.3 QUORUM AND REQUIRED VOTE. At any meeting of the Shareholders, a quorum for the transaction of business shall consist of a majority represented in person or by proxy of the outstanding Shares (without regard to individual series) entitled to vote with respect to a matter; PROVIDED, HOWEVER, that at any meeting at which the only actions to be taken are actions required by law, to be taken by vote of the Shareholders of an individual series, a quorum shall consist of a majority of the outstanding Shares of such individual series entitled to vote thereon, and that at any meeting at which the only actions to be taken shall have been determined by the Board of Trustees to affect the rights and interests of one or more but not all series of the Trust, a quorum shall consist of a majority of the outstanding Shares of the series so affected; and PROVIDED, FURTHER, that any reasonable adjournments of such meeting until a quorum is obtained may be made by a vote of the Shares present in person or by proxy. A majority of the votes shall decide any question and a plurality shall elect a Trustee, subject to any applicable requirements of law or of the Declaration of Trust or these Regulations; PROVIDED, HOWEVER, that when any provision of law or of the Declaration of Trust or these Regulations requires the holders of Shares of any particular series to vote by series and not in the aggregate with respect to a matter, then a majority of the outstanding Shares of that series shall decide such matter insofar as that particular series shall be concerned. As used in these Regulations, the term "vote of a majority of the outstanding Shares" (the 67% or 50% requirement of the third sentence of Section 2(a)(42) of the Investment Company Act of 1940) shall have the same meaning given such term in the Investment Company Act of 1940; PROVIDED, HOWEVER, that such term may be used herein with respect to Shares of the Trust as a whole, or with respect to Shares of a particular series of the Trust, as the context may require.

          1.4 NOTICE. Written notice, stating the place, day, and hour of each meeting of Shareholders and the general nature of the business to be transacted, shall be given by, or at the direction of, the person calling the meeting to each Shareholder of record entitled to vote at the meeting at least ten days prior to the day named for the meeting, unless in a particular case a longer period of notice is required by law. Any adjournments of a meeting of Shareholders may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice.

          1.5 SHAREHOLDERS' LIST. The officer or agent having charge of the transfer books for Shares of the Trust shall make, at least five days before each meeting of Shareholders, a complete list of the Shareholders entitled to vote at the meeting, arranged in alphabetical order with the address of and the number of Shares held by each such Shareholder. The list shall be kept on file at the office of the Trust and shall be subject to inspection by any Shareholders at any time during usual business hours, and shall also be produced and kept open at the time and place of each meeting of Shareholders and shall be subject to the inspection of any Shareholder during each meeting of Shareholders.

          1.6 RECORD DATE. The Trustees may fix a time (during which they may close the Share transfer books of the Trust) not more than ninety (90) days prior to the date of any meeting of Shareholders as a record date for the determination of the Shareholders entitled to notice of, or to vote at, any such meeting; only such Shareholders as shall be Shareholders of record at the close of business on the date so fixed shall be entitled to notice of, or to vote at, such meeting, notwithstanding any transfer of any Shares on the books of the Trust after any record date fixed, as aforesaid. The Trustees may also fix a time (during which they may close the Share transfer books of the Trust) not more than fifty (50) days prior to the payment of any dividend, or the date of the allotment of rights or the date when any change or conversion or exchange of Shares shall go into effect, as a record date for the determination of the Shareholders entitled to receive payment of any such dividend, or to receive any such allotment of rights, or to exercise such rights, as the case may be; only such Shareholders as shall be Shareholders of record at the close of business on the date so fixed shall be entitled to receive payment of such dividend, or to receive such allotment of rights, or to exercise such rights, as the case may be, notwithstanding any transfer of any Shares on the books of the Trust after any record date fixed, as aforesaid.

          1.7 SHAREHOLDER ACTION BY WRITTEN CONSENT. Any action taken by Shareholders may be taken without a meeting if a majority of Shareholders entitled to vote on the matter (or such larger proportion thereof as shall be required by any express provision of law or the Declaration of Trust or these Regulations) consent to the action in writing and such written consents are filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

          3.1 FORM. Notices to Shareholders shall be in writing and delivered personally or mailed to the Shareholders at their addresses appearing on the books of the Trust. Notices to Trustees shall be oral or by telephone or telegram or in writing delivered personally or mailed to the trustees at their addresses appearing on the books of the Trust. Oral notice shall be deemed to be given when given directly to the person required to be notified and notice by mail shall be deemed to be given when deposited in the United States mail or with a telegraph office or courier service for transmission. Notices to Trustees need not state the purpose of a Regular or Special Meeting.

          3.2 WAIVER. Whenever any notice of the time, place, or purpose of any meeting of Shareholders, Trustees, or committee is required to be given under the provisions of Massachusetts law or under the provisions of the Declaration of Trust or these Regulations, a waiver thereof in writing, signed by the person or persons entitled to such notice and filed with the records of the meeting, whether before or after the holding thereof, or actual attendance at the meeting of Shareholders in person or by proxy, or at the meeting of Trustees or committee in person, shall be deemed equivalent to the giving of such notice to such persons.

     (d) (1) Investment Advisory Agreement between Registrant and HighMark Capital Management, Inc., dated as of September 1, 1998 (the "Investment Advisory Agreement"), is incorporated by reference to
               Exhibit 5(a) of Post-Effective Amendment No. 25 (filed November 30, 1998) to Registrant's Registration Statement on Form N-1A.

          (2) Amended and Restated Schedule A to the Investment Advisory Agreement, dated and made effective as of December 1, 2007, is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 53 (filed November 21, 2007) to Registrant's Registration Statement on Form N-1A.


          (3) Amended and Restated Schedule A to the Investment Advisory Agreement, dated and made effective as of August 1, 2008, is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant's Registration Statement on Form N-1A.


          (4) Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and LSV Asset Management is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 37 (filed September 27, 2002) to Registrant's Registration Statement on Form N-1A.

          (5) Amendment No. 1 dated as of October 27, 2005 to Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and LSV Asset Management is incorporated by reference to Exhibit
               (d)(6) of Post-Effective Amendment No. 47 (filed November 29,
               2005) to Registrant's Registration Statement on Form N-1A.


          (6) Amendment No. 2 dated as of December 26, 2007 to Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and LSV Asset Management, is incorporated by reference to Exhibit
               (d)(6) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant's Registration Statement on Form N-1A.


          (7) Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and Aronson+Johnson+Ortiz, LP effective March 31, 2003 is incorporated by reference to

               Exhibit (d)(5) of Post-Effective Amendment No. 39 (filed November 25, 2003) to Registrant's Registration Statement on Form N-1A.

          (8) Amendment No. 1 dated as of October 27, 2005 to Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and Aronson+Johnson+Ortiz, LP is incorporated by reference to Exhibit (d)(8) of Post-Effective Amendment No. 47 (filed November 29, 2005) to Registrant's Registration Statement on Form N-1A.


          (9) Amendment No.2 dated as of December 13, 2007 to Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and Aronson+Johnson+Ortiz, LP, is incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 55 (filed July 9,
               2008) to Registrant's Registration Statement on Form N-1A.


          (10) Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark Enhanced Growth Fund, dated and made effective as of April 3, 2006, is incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 50 (filed August 23, 2006) to Registrant's Registration Statement on Form N-1A.


          (11) Amendment No.1 dated as of December 13, 2007 to Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark Enhanced Growth Fund is incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant's Registration Statement on Form N-1A.


          (12) Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark Cognitive Value Fund, dated and made effective as of April 3, 2006, is incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 50 (filed August 23, 2006) to Registrant's Registration Statement on Form N-1A.


          (13) Amendment No.1 dated as of December 13, 2007 to Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark Cognitive Value Fund, is incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 55 (filed

               July 9, 2008) to Registrant's Registration Statement on Form
               N-1A.


          (14) Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark International Opportunities Fund, dated and made effective as of April 3, 2006, is incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 50 (filed August 23, 2006) to Registrant's Registration Statement on Form N-1A.


          (15) Amendment No.1 dated as of December 13, 2007 to Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bailard, Inc., relating to HighMark International Opportunities Fund, is incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant's Registration Statement on Form N-1A.


     (e) (1) Underwriting Agreement between the Registrant and PFPC Distributors, Inc., effective as of January 1, 2008, is incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 53 (filed November 21, 2007) to Registrant's Registration Statement on Form N-1A.


          (2) Amended and Restated Exhibit A to the Underwriting Agreement between the Registrant and PFPC Distributors, Inc., effective as of August 1, 2008, is filed herewith.


     (f)       None.

     (g)  (1)

               Custodian Agreement between Registrant and Union Bank of California, N.A., dated as of December 5, 2001 (the "Custodian Agreement"), is incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 37 (filed September 27, 2002) to Registrant's Registration Statement on Form N-1A.

          (2) Amended and Restated Appendix B to the Custodian Agreement, effective as of February 1, 2007, is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 52 (filed September 27, 2007) to Registrant's Registration Statement on Form N-1A.


          (3) Amended and Restated Appendix B to the Custodian Agreement, effective as of August 1, 2008, is incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant's Registration Statement on Form N-1A.

          (4) Amendment dated as of December 27, 2007 to Custodian Agreement between HighMark Funds and Union Bank of California, N.A., is incorporated by reference to Exhibit (g)(4) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant's Registration Statement on Form N-1A.


     (h) (1) Amended and Restated Administrative Services Agreement between Registrant and HighMark Capital Management, Inc., effective as of December 10, 2007, is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 53 (filed November 21, 2007) to Registrant's Registration Statement on Form N-1A.

          (2) Amended and Restated Schedule A to the Administrative Services Agreement between Registrant and HighMark Capital Management, Inc., effective as of August 1, 2008, is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant's Registration Statement on Form N-1A.

          (3) Amended and Restated Schedule B to the Administrative Services Agreement between Registrant and HighMark Capital Management, Inc., effective as of August 1, 2008, is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant's Registration Statement on Form N-1A.

          (4) Sub-Administration and Accounting Services Agreement between HighMark Capital Management, Inc. and PFPC Inc., effective as of December 3, 2007, is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 54 (filed April 25, 2008) to Registrant's Registration Statement on Form N-1A.

          (5) Amended and Restated Exhibit A to the Sub-Administration and Accounting Services Agreement between HighMark Capital Management, Inc. and PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.), effective August 1, 2008, is filed herewith.

          (6) Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company (the "Transfer Agency and Service Agreement") is incorporated by reference to Exhibit 9(c) of Post-Effective Amendment No. 20 (filed February 25, 1997) to Registrant's Registration Statement on Form N-1A.

          (7) Amendment to the Transfer Agency and Service Agreement is incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 39 (filed November 25, 2003) to Registrant's Registration Statement on Form N-1A.

          (8) Amended and Restated Schedule A to the Transfer Agency and Service Agreement, effective as of February 1, 2007, is incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 52 (filed September 27, 2007) to Registrant's Registration Statement on Form N-1A.

          (9) Amended and Restated Schedule A to the Transfer Agency and Service Agreement, effective as of August 1, 2008, is filed herewith.

          (10) Amendment to the Transfer Agency and Service Agreement, dated January 1, 2007 and Amended and Restated Schedule B to the Transfer Agency and Service Agreement, dated January 1, 2007, are incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 52 (filed September 27, 2007) to Registrant's Registration Statement on Form N-1A.

          (11) Shareholder Servicing Plan with respect to Class A Shares, effective as of January 1, 2008, is incorporated by reference to Exhibit (h)(13) of Post-Effective Amendment No. 53 (filed November 21, 2007) to Registrant's Registration Statement on Form N-1A.

          (12) Shareholder Service Plan with respect to Class B Shares is incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 34 (filed September 28, 2001) to Registrant's Registration Statement on Form N-1A.

          (13) Shareholder Service Plan and Agreement with respect to Fiduciary Shares is incorporated by reference to Exhibit (h)(10) of Post-Effective Amendment No. 50 (filed August

               23, 2006) to Registrant's Registration Statement on Form N-1A.

          (14) First Amendment to Shareholder Service Plan and Agreement with respect to Fiduciary Shares, effective as of July 1, 2006, is incorporated by reference to Exhibit (h)(13) of Post-Effective Amendment No. 52 (filed September 27, 2007) to Registrant's Registration Statement on Form N-1A.


     (i) (1) Opinion and Consent of Counsel as to shares registered is incorporated by reference to Exhibit (i) of Post-Effective Amendment No.43 (filed September 29, 2004) to Registrant's Registration Statement on Form N-1A.

          (2) Opinion and Consent of Counsel, dated January 14, 2005, as to shares registered is incorporated by reference to Exhibit (i)(2) of Post-Effective Amendment No.45 (filed January 14, 2005) to Registrant's Registration Statement on Form N-1A.

          (3) Opinion and Consent of Counsel as to shares registered is incorporated by reference to Exhibit (i)(3) of Post-Effective Amendment No.48 (filed December 23, 2005) to Registrant's Registration Statement on Form N-1A.

          (4) Opinion and Consent of Counsel as to shares registered is incorporated by reference to Exhibit (i)(4) of Post-Effective Amendment No. 51 (filed November 2, 2006) to Registrant's Registration Statement on Form N-1A.


          (5) Opinion and Consent of Counsel as to shares registered is incorporated by reference to Exhibit (i)(5) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant's Registration Statement on Form N-1A.


     (j)       None.

     (k)       None.

     (l)       None.

     (m) (1) Restated Distribution Plan with respect to Class A Shares is incorporated by reference to Exhibit (m)(1) of Post-Effective Amendment No. 34 (filed September 28, 2001) to Registrant's Registration Statement on Form N-1A.

          (2) Amended Class B Distribution Plan dated June 18, 2003 is incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 39 (filed November 25, 2003) to Registrant's Registration Statement on Form N-1A.

          (3) Distribution and Shareholder Services Plan with respect to Class C Shares, effective as of January 1, 2008, is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 53 (filed November 21, 2007) to Registrant's Registration Statement on Form N-1A.

          (4) Distribution Plan with respect to Class S Shares is incorporated by reference to Exhibit (m)(5) of Post-Effective Amendment No. 28 (filed September 20, 1999) to Registrant's Registration Statement on Form N-1A.

     (n) Amended Multiple Class Plan for HighMark Funds modified by the Board of Trustees on June 26, 2008, is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 55 (filed July 9,
               2008) to Registrant's Registration Statement on Form N-1A.

     (p) (1) Code of Ethics of HighMark Funds dated March 24, 2005 and amended on December 12, 2007, is filed herewith.

          (2) Code of Ethics of HighMark Capital Management, Inc. dated as of June 26, 2008, is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant's Registration Statement on Form N-1A.

          (3) Code of Ethics of LSV Asset Management dated as of February 26, 2008, is incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant's Registration Statement on Form N-1A.

          (4) Code of Ethics of PFPC Distributors, Inc. effective as of May 2007, is incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant's Registration Statement on Form N-1A.

          (5) Code of Ethics of Aronson+Johnson+Ortiz, LP effective January 2, 2008, is incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 55 (filed July 9,

               2008) to Registrant's Registration Statement on Form N-1A.

          (6) Code of Ethics of Bailard, Inc. dated as of January 29, 2008, is incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant's Registration Statement on Form N-1A.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     As of the effective date of this Registration Statement, there are no persons controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

     Article IX, Section 9.2 of the Registrant's Declaration of Trust, filed or incorporated by reference as Exhibit (a) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of the Registrant's principal underwriter, custodian, investment adviser, administrator and transfer agent is provided for, respectively, in Section 6 of the Distribution Agreement, filed or incorporated by reference as Exhibit (e) hereto, Section 16 of the Custodian Agreement, filed or incorporated by reference as Exhibit (g) hereto, Section 8 of the Investment Advisory Agreement, filed or incorporated by reference as Exhibit (d)(1) hereto, Section 4 of the Administrative Services Agreement, filed or incorporated by reference as Exhibit (h)(1) hereto and Section 6 of the Transfer Agency and Service Agreement, filed or incorporated by reference as Exhibit (h)(3) hereto. Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND SUB-ADVISERS


     HighMark Capital Management, Inc. (the "Adviser") performs investment advisory services for Registrant. The Adviser offers a wide range of investment management services to its clients in California, Oregon, and Washington and around the world. The Adviser is a wholly-owned subsidiary of Union Bank of California, N.A., which is a wholly-owned subsidiary of UnionBanCal Corporation, a publicly traded corporation, a majority of the shares of which are owned by The Bank of Tokyo-Mitsubishi UFJ, Ltd., a wholly-owned subsidiary of Mitsubishi UFJ Financial Group, Inc.

     To the knowledge of Registrant, none of the directors or officers of the Adviser, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of the Adviser may also hold positions with Union Bank of California, N.A., UnionBanCal Corporation, The Bank of Tokyo-Mitsubishi UFJ, Ltd. and/or their other subsidiaries.

     Listed below are the directors and certain principal executive officers of the Adviser, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:

                                      Position with
Name                                   the Adviser                          Principal Occupation
----                     ---------------------------------------   -------------------------------------
Jeffrey L. Boyle         Senior Vice President and Sales Manager   Senior Vice President, Sales
                                                                   Union Bank of California
                                                                   350 California Street
                                                                   San Francisco, CA 94104

Brian W. Smith           Vice President and Assistant Treasurer    Vice President
                                                                   Union Bank of California
                                                                   400 California Street
                                                                   San Francisco, CA 94104

Catherine Vacca          Senior Vice President, Chief Compliance   Chief Compliance Officer
                         Officer and Assistant Secretary           HighMark Capital Management
                                                                   350 California Street
                                                                   San Francisco, CA 94104

Earle A. Malm II         Member of the Board of Directors,         President and Chief Executive Officer
                         Chairman of the Board,

                                      Position with
Name                                   the Adviser                          Principal Occupation
----                     ---------------------------------------   -------------------------------------
                         President and Chief Executive Officer     HighMark Capital Management
                                                                   350 California Street
                                                                   San Francisco, CA 94104

David J. Goerz III       Member of the Board of Directors,         Chief Investment Officer
                         Senior Vice President and Chief           HighMark Capital Management
                         Investment Officer                        350 California Street
                                                                   San Francisco, CA 94104

R. Gregory Knopf         Senior Vice President and Managing        Managing Director
                         Director                                  HighMark Capital Management
                                                                   445 S. Figueroa Street
                                                                   Los Angeles, CA 90071

Kevin A. Rogers          Senior Vice President and Managing        Managing Director
                         Director                                  HighMark Capital Management
                                                                   18300 Von Karman Avenue
                                                                   Irvine, CA 92612

Richard Earnest          Senior Vice President and Director of     Director of Value Momentum
                         Value Momentum                            HighMark Capital Management
                                                                   445 S. Figueroa Street
                                                                   Los Angeles, CA 90071

Laurence Reed            Member of the Board of Directors,         Chief Financial Officer
                         Senior Vice President, Chief Financial    HighMark Capital Management
                         Officer, Treasurer and Corporate          350 California Street
                         Secretary                                 San Francisco, CA 94104

     LSV Asset Management ("LSV") is a sub-adviser of HighMark Small Cap Value Fund. LSV is a registered investment adviser organized as a Delaware partnership. The principal business address of LSV is 1 N. Wacker Drive, Chicago, Illinois 60606.

     To the knowledge of Registrant, none of the directors or officers of LSV, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     Listed below are the directors and certain principal executive officers of LSV, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:

Name                                Position with LSV                       Principal Occupation
----                     ---------------------------------------   -------------------------------------
Josef Lakonishok         Partner, Chief Executive Officer and      Same; other employment includes Prof.
                         Portfolio Manager                         of Finance, University of Illinois,
                                                                   1206 South Sixth, Champaign, Illinois
                                                                   61820

Menno Vermuelen          Partner, Portfolio Manager and Senior     Same
                         Quantitative Analyst

Tremaine Atkinson        Partner, Chief Operating Officer and      Same
                         Chief Compliance Officer

Christopher LaCroix      Partner and Managing Director of New      Same
169 East Avenue          Business Development
Norwalk, CT 06851

SEI Funds, Inc.          General Partner                           N/A
1 Freedom Valley Drive
Oaks, PA 19456


     Aronson+Johnson+Ortiz, LP ("AJO") is a sub-adviser of HighMark Large Cap Value Fund. AJO is a registered investment adviser organized as a Delaware limited partnership. The principal address of AJO is 230 South Broad Street, Twentieth Floor Philadelphia, PA 19102.

     To the knowledge of Registrant, none of the directors or officers of AJO, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     Listed below are the directors and certain principal executive officers of AJO, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:


Name                                Position with AJO                       Principal Occupation
----                     ---------------------------------------   -------------------------------------
Theodore R. Aronson      Managing Principal, Portfolio Manager     Same.  Mr. Aronson also serves as
                                                                   Trustee and Investment Committee
                                                                   Member at Spelman College.
Stefani Cranston         Principal, Portfolio Manager              Same
Douglas D. Dixon         Principal, Trader                         Same
Paul Dodge               Principal, Operations                     Same
Kevin M. Johnson         Principal, Portfolio Manager              Same

Stuart P. Kaye           Principal, Portfolio Manager              Same. Prior to joining AJO in March
                                                                   2008, Mr. Kaye was head of research
                                                                   in the U.S. Structured Products Group
                                                                   at Invesco.
Gina Marie N. Moore      Principal, Portfolio Manager              Same
Martha E. Ortiz          Principal, Portfolio Manager              Same
Gregory J. Rogers        Principal, Trader                         Same
R. Brian Wenzinger       Principal, Portfolio Manager              Same
Joseph F. Dietrick       Principal, Chief Compliance Officer       Same


     Bailard, Inc. ("Bailard") is a sub-adviser of HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark International Opportunities Fund. Bailard is a registered investment adviser organized as a California corporation. The principal business address of Bailard is 950 Tower Lane, Suite 1900, Foster City, CA 94404.

     To the knowledge of Registrant, none of the directors or officers of Bailard, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     Listed below are the directors and certain principal executive officers of Bailard, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:


Name                              Position with Bailard                     Principal Occupation*
----                     ---------------------------------------   ------------------------------------------
Thomas E. Bailard        Director and Chairman                     Director and Chairman of Bailard Fund
                                                                   Services, Inc.; Director, Chairman and
                                                                   CEO of Bailard REIT I, Inc. ("REIT I") and
                                                                   Bailard REIT II, Inc.("REIT II"); Chairman
                                                                   and Director of the Bailard Technology
                                                                   Exchange Fund, LLC (the "Tech Fund"),
                                                                   Director and President of Bailard
                                                                   Long/Short Offshore Fund, Ltd ("Offshore
                                                                   Fund"); Director and Chairman of BB&K
                                                                   Holdings, Inc.; Director and Chairman of
                                                                   Bailard General Partners I, Inc. ("General
                                                                   Partners I"); CEO of Bailard Emerging Life
                                                                   Sciences I GP, L.P. Previously CEO of
                                                                   Bailard and BB&K Holdings, Inc.

Peter M. Hill            Director and CEO                          Director and CEO of BB&K Holdings, Inc.;
                                                                   Director of Bailard Fund Services, Inc.;
                                                                   President and Director of the Tech Fund;
                                                                   Director of General Partners I; Director
                                                                   and Vice President of Offshore Fund.
                                                                   Previously Chief Investment Officer of
                                                                   Bailard.

Sonya Thadhani           Chief Investment Officer and Portfolio    Portfolio Manager for HighMark Enhanced
                         Manager                                   Growth Fund. Previously Senior Vice
                                                                   President of Equity Research at Bailard.

Burnice E. Sparks, Jr.   Director and President                    Chief Executive Officer, Chief Compliance
                                                                   Officer and Director of Bailard Fund
                                                                   Services, Inc.; Director of General
                                                                   Partners I.  Previously President of
                                                                   Client Group at Bailard.

Barbara V. Bailey        Treasurer/Secretary, Executive Vice       Treasurer and Secretary of BB&K Holdings,
                         President and Chief Financial Officer     Inc.; Treasurer and Secretary of Bailard
                                                                   Fund Services, Inc.; Treasurer and
                                                                   Secretary of REIT I.; Treasurer and
                                                                   Secretary of REIT II; Treasurer/CFO of the
                                                                   Tech Fund; Treasurer/ Assistant Secretary
                                                                   of Offshore Fund; Treasurer/ Secretary of
                                                                   General Partners I; Treasurer/ Secretary
                                                                   of Bailard Emerging Life Sciences I GP,
                                                                   L.P.

Diana L. Dessonville     Executive Vice President and Co-          Vice President of  REIT I and  REIT II.
                         Director of the Business Development
                         Group

* The principal business address of each entity listed is 950 Tower Lane, Suite 1900, Foster City, CA 94404.


ITEM 27. PRINCIPAL UNDERWRITER

     (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.


          PFPC Distributors, Inc. ("the Distributor") is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. As of July 31, 2008, the Distributor acted as principal underwriter for the following investment companies:

          AFBA 5 Star Funds, Inc.

          Aston Funds
          Atlantic Whitehall Funds Trust
          BHR Institutional Funds
          CRM Mutual Fund Trust
          E.I.I. Realty Securities Trust
          FundVantage Trust
          GuideStone Funds
          Highland Floating Rate Fund
          Highland Floating Rate Advantage Fund
          Highland Funds I
          HighMark Funds
          IndexIQ Trust
          Kalmar Pooled Investment Trust
          Matthews Asian Funds
          Metropolitan West Funds
          New Alternatives Fund
          Old Westbury Funds
          The RBB Fund, Inc.
          Stratton Multi-Cap Fund
          Stratton Monthly Dividend REIT Shares, Inc.
          The Stratton Funds, Inc.
          The Torray Fund
          Van Wagoner Funds

     (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 19 of Part B. The Distributor is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of PNC Global Investment Servicing (U.S.) Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

The following is a list of the directors and executive officers of the Distributor. Unless otherwise noted, the business address of each director or officer is 760 Moore Road, King of Prussia, PA 19406.

                                   Position and Office           Positions and Offices
Name                                 with Underwriter               with Registrant
----                       -----------------------------------   ----------------------
Nicholas M. Marsini, Jr.   Director                              None
Michael DeNofrio           Director                              None
Steven Turowski            Director                              None

Dennis J. Westley          Director                              None
T. Thomas Deck             Director, President and Chief         None
                           Executive Officer
Bruno DiStefano            Vice President                        None
Susan K. Moscaritolo       Vice President, Secretary and Clerk   None
Charlene Wilson            Treasurer and Financial Operations    None
                           Principal, Chief Financial Officer
Rita G. Adler              Chief Compliance Officer              None
Jodi L. Jamison            Chief Legal Officer                   None
Maria C. Schaffer          Controller and Assistant Treasurer    None
John Munera                Anti-Money Laundering Officer         None
Ronald Berge               Assistant Vice President              None
Julie Bartos               Assistant Secretary and Assistant     None
                           Clerk
Dianna A. Stone            Assistant Secretary and Assistant     None
                           Clerk


     (c) Provide the information required by the following table for all commissions and other compensation received, directly or indirectly, from the Registrant during the last fiscal year by each principal underwriter who is not an affiliated person of the Registrant or any affiliated person of an affiliated person:


                                Net Underwriting   Compensation On
                                 Discounts and        Redemption      Brokerage        Other
Name of Principal Underwriter      Commissions     and Repurchases   Commissions   Compensation
-----------------------------   ----------------   ---------------   -----------   ------------
PFPC Distributors, Inc.(1)
SEI Investments Distribution
   Co.(2)

(1) PFPC Distributors, Inc. became principal underwriter effective January 1, 2008.

(2) SEI Investments Distribution Co. served as principal underwriter until December 31, 2007.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     (1) HighMark Capital Management, Inc., 350 California Street, San Francisco, CA 94104 (records relating to its function as investment adviser and administrator).

     (2) Union Bank of California, N.A., 350 California Street, San Francisco, CA 94104 (records relating to its functions as custodian).

     (5) PNC Global Investment Servicing (U.S.) Inc., 4400 Computer Drive, Westborough, MA 01581 (records relating to its function as sub-administrator).

     (6) PNC Global Investment Servicing (U.S.) Inc., 99 High Street, Boston, MA 02110 (records relating to its function as sub-administrator).


     (7) PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406 (records relating to its function as distributor).

     (8) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its function as transfer agent).

     (9) Ropes & Gray LLP, One Embarcadero Center, Suite 2200, San Francisco, California 94111, One Metro Center, 700 12th Street, N.W., Suite 900, Washington, DC 20005 and One International Place, Boston, MA 02110 (the Registrant's Declaration of Trust, Code of Regulations and Minute Books).

ITEM 29. MANAGEMENT SERVICES

     None.

ITEM 30. UNDERTAKINGS

     Registrant hereby undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of one or more trustees when requested to do so by the holders of at least 10% of the outstanding shares of Registrant and to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communication.

     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

The names "HighMark Funds" and "Trustees of HighMark Funds" refers respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated March 10, 1987 to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of the Trust entered into in the name or on behalf thereof by any of the Trustees, or its representatives or agents, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Trust personally, but bind only the assets of the Trust and all persons dealing with any series of shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, HighMark Funds, has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California, on the 29th day of September, 2008.


                                        HighMark Funds


                                        By: /s/ Earle A. Malm II
                                            ------------------------------------
                                            Earle A. Malm II
                                            President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement of HighMark Funds has been signed below by the following persons in the capacities and on the dates indicated:


Signature                                          Capacity                     Date
---------                               ------------------------------   ------------------


/s/ Earle A. Malm II                    President (Principal Executive   September 29, 2008
-------------------------------------   Officer), Trustee
Earle A. Malm II


/s/ Colleen Cummings                    Controller and Chief Financial   September 29, 2008
-------------------------------------   Officer (Principal Financial
Colleen Cummings                        and Accounting Officer)


*/s/ David Benkert                      Trustee                          September 29, 2008
-------------------------------------
David Benkert


*/s/ Thomas L. Braje                    Trustee                          September 29, 2008
-------------------------------------
Thomas L. Braje


*/s/ David A. Goldfarb                  Trustee                          September 29, 2008
-------------------------------------
David A. Goldfarb


*/s/ Evelyn Dilsaver                    Trustee                          September 29, 2008
-------------------------------------
Evelyn Dilsaver


*/s/ Michael L. Noel                    Trustee                          September 29, 2008
-------------------------------------
Michael L. Noel


*/s/ Robert M. Whitler                  Trustee                          September 29, 2008
-------------------------------------
Robert M. Whitler


*By: /s/ Earle A. Malm II
     --------------------------------
     Earle A. Malm II

Attorney-In-Fact, pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No. 55 (filed July 9, 2008) to Registrant's Registration Statement on Form N-1A.

                                  EXHIBIT INDEX


Exhibit No.                               Description
-----------   ------------------------------------------------------------------
(e)(2)        Amended and Restated Exhibit A to the Underwriting Agreement.

(h)(5)        Amended and Restated Exhibit A to the Sub-Administration and
              Accounting Services Agreement.

(h)(9)        Amended and Restated Schedule A to the Transfer Agency and Service
              Agreement.

(p)(1)        Code of Ethics of HighMark Funds.